UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
BONDS - 0.0%

CORPORATE BONDS - 0.0%

CAPITAL GOODS - 0.0%
BRL	31,135	j,m	PDG Realty S.A. Empreendimentos e Participacoes	0.000%	09/19/16	$0	^
			TOTAL CAPITAL GOODS			0	^

DIVERSIFIED FINANCIALS - 0.0%
	$466,000	m	Asia Pacific Investment Partners	8.000	04/29/16	440
			TOTAL DIVERSIFIED FINANCIALS			440

FOOD, BEVERAGE & TOBACCO - 0.0%
BRL	800	m	Marfrig Global Foods S.A.	1.000	01/25/17	20
			TOTAL FOOD, BEVERAGE & TOBACCO			20

UTILITIES - 0.0%
INR	36,691,125		NTPC Ltd	8.490	03/25/25	589
			TOTAL UTILITIES			589

			TOTAL CORPORATE BONDS			1,049
			(Cost $1,119)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
	$300,000		United States Treasury Note	1.750	05/15/22	301
			TOTAL U.S. TREASURY SECURITIES			301

			TOTAL GOVERNMENT BONDS			301
			(Cost $303)

			TOTAL BONDS			1,350
			(Cost $1,422)

SHARES			COMPANY
COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 2.2%
	50,085		Actron Technology Corp			155
	228,800		Aisan Industry Co Ltd			2,099
	731,401		Aisin Seiki Co Ltd			24,540
	383,100	e	Akebono Brake Industry Co Ltd			1,217
	426,218	*	American Axle & Manufacturing Holdings, Inc			8,499
	358,885		Amtek Auto Ltd			242
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
63,774		Amtek India Ltd	$21
486,106		Apollo Tyres Ltd	1,339
66,065	e	ARB Corp Ltd	639
52,825	*	Asahi India Glass Ltd	115
14,821		AtlasBX Co Ltd	494
3,620	e	Autoliv, Inc	395
10,702		Autoneum Holding AG.	1,947
143,449		Bajaj Holdings and Investment Ltd	5,066
35,855		Balkrishna Industries Ltd	366
385,798		Bayerische Motoren Werke AG.	33,658
13,441		Bayerische Motoren Werke AG. (Preference)	924
115,838		Bharat Forge Ltd	1,608
275,584		BorgWarner, Inc	11,462
12,741		Bosch Ltd	3,771
136,832		Brembo S.p.A.	5,294
856,542		Bridgestone Corp	29,642
6,267,900		Brilliance China Automotive Holdings Ltd	7,452
791,200	e	Byd Co Ltd	4,211
441,000		Calsonic Kansei Corp	3,312
59,885		Ceat Ltd	1,173
514,000	e	Chaowei Power Holdings Ltd	263
1,703,200		Cheng Shin Rubber Industry Co Ltd	2,801
43,858		China Motor Corp	31
3,858,445		Chongqing Changan Automobile Co Ltd	6,519
182,526		Cie Automotive S.A.	2,542
179,576		Compagnie Plastic-Omnium S.A.	4,125
191,011		Continental AG.	40,797
314,598		Cooper Tire & Rubber Co	12,430
77,882	*,e	Cooper-Standard Holding, Inc	4,517
26,388		Cub Elecparts, Inc	309
20,201		Dae Won Kang Up Co Ltd	86
24,400	e	Daido Metal Co Ltd	203
117,667	*,e	Daihatsu Motor Co Ltd	1,361
17,600	*	Daikyonishikawa Corp	817
1,731,814		Daimler AG. (Registered)	126,081
585,913		Dana Holding Corp	9,304
3,531,602		Delphi Automotive plc	268,543
464,001		Denso Corp	19,655
274,000		Depo Auto Parts Ind Co Ltd	818
18,566		Dong Ah Tire & Rubber Co Ltd	397
3,335,050		Dongfeng Motor Group Co Ltd	4,186
116,296		Dongyang Mechatronics Corp	572
70,299	*,e	Dorman Products, Inc	3,577
1,923,500		Double Coin Holdings Ltd	1,612
2,173,100		Drb-Hicom BHD	659
82,551		Drew Industries, Inc	4,508
22,100		Eagle Industry Co Ltd	395
66,000		E-Lead Electronic Co Ltd	93
31,430		ElringKlinger AG.	605
33,882	e	Exedy Corp	752
725,087		Faurecia	22,613
35,900		FCC Co Ltd	576
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
328,108		Federal Corp	$142
98,611	*,e	Federal Mogul Corp (Class A)	673
2,252,630	*,e	Fiat DaimlerChrysler Automobiles NV	29,279
10,766,735		Ford Motor Co	146,105
50,311		Ford Otomotiv Sanayi AS	538
34,168	*	Fox Factory Holding Corp	576
682,625		Fuji Heavy Industries Ltd	24,564
42,597	*,e	Futaba Industrial Co Ltd	154
8,713,675		Geely Automobile Holdings Ltd	4,177
7,950,000	*,m	General Motors Co	0	^
85,268,000	*,e,m	General Motors Co	0	^
2,788,825		General Motors Co	83,721
722,689	*,e,m	General Motors Co	0	^
26,439,191	*,m	General Motors Co	0	^
18,507,434	*,m	General Motors Co	0	^
6,062,000	*,m	General Motors Co	0	^
24,057,000	*,m	General Motors Co	0	^
35,983,677	*,m	General Motors Co	0	^
40,684,487	*,m	General Motors Co	0	^
4,230,271	*,e,m	General Motors Co	0	^
1,031,944		Gentex Corp	15,995
144,548	*	Gentherm, Inc	6,493
1,793,886		GKN plc	7,287
30,201		Global & Yuasa Battery Co Ltd	1,037
3,783		Goodyear Lastikleri Turk AS.	76
1,206,444		Goodyear Tire & Rubber Co	35,385
64,496	e	Grammer AG.	1,480
7,095,432		Great Wall Motor Co Ltd	7,917
16,100		G-Tekt Corp	184
2,931,971		Guangzhou Automobile Group Co Ltd	2,394
37,455		Halla Climate Control Corp	1,245
39,740		Halla Holdings Corp	1,992
81,020		Hanil E-Hwa Co Ltd	920
61,196		Hanil E-Wha Co Ltd	688
77,409		Hankook Tire Co Ltd	2,591
258,858	e	Harley-Davidson, Inc	14,211
87,265		Hero Honda Motors Ltd	3,192
1,967,291		Honda Motor Co Ltd	58,717
48,953	*	Horizon Global Corp	432
1,593,597		Hota Industrial Manufacturing Co Ltd	5,118
383,099		Hu Lane Associate, Inc	1,470
243,900	*	Hunan Tyen Machinery Co Ltd	118
15,375		Hwa Shin Co Ltd	78
12,982,000	*,e	Hybrid Kinetic Group Ltd	574
164,657		Hyundai Mobis	32,218
357,849		Hyundai Motor Co	49,727
42,394		Hyundai Motor Co Ltd (2nd Preference)	4,087
25,881		Hyundai Motor Co Ltd (Preference)	2,420
18,748		Hyundai Wia Corp	2,049
914,495		Isuzu Motors Ltd	9,183
518,031		Johnson Controls, Inc	21,426
216,896		Kayaba Industry Co Ltd	573
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
373,803		Keihin Corp	$5,294
487,189		Kenda Rubber Industrial Co Ltd	696
626,118		Kia Motors Corp	28,383
49,000		Kinugawa Rubber Industrial Co Ltd	243
101,536	*	Koito Manufacturing Co Ltd	3,318
414,149	*	Kongsberg Automotive ASA	207
91,734	*	Kumho Tire Co, Inc	560
119,500	*	Launch Tech Co Ltd	142
800,173		Lear Corp	87,043
33,067		Leoni AG.	1,766
163,348		Linamar Corp	8,562
42,000		Macauto Industrial Co Ltd	196
688,363		Magna International, Inc (Class A)	33,018
203,000		Magna International, Inc (Class A) (NY)	9,746
545,627		Mahindra & Mahindra Ltd	10,539
118,200		Mahle-Metal Leve S.A. Industria e Comercio	687
6,854		Mando Corp	795
239,411		Martinrea International, Inc	1,894
17,354		Maruti Udyog Ltd	1,243
2,684,479		Mazda Motor Corp	42,418
344,636		Metair Investments Ltd	722
90,115		Metaldyne Performance Group, Inc	1,893
8,597		MGI Coutier	137
282,798		Michelin (C.G.D.E.) (Class B)	25,874
646,000		Minth Group Ltd	1,157
36,400		Mitsuba Corp	488
199,617		Mitsubishi Motors Corp	1,527
129,924	*	Modine Manufacturing Co	1,022
7,690	e	Montupet	453
359,245		Motherson Sumi Systems Ltd	1,264
10,426		Motonic Corp	109
47,495	*	Motorcar Parts of America, Inc	1,488
2,536		MRF Ltd	1,623
22,300	e	Musashi Seimitsu Industry Co Ltd	391
494,949		Nan Kang Rubber Tire Co Ltd	448
1,407		Nexen Corp	100
143,936		Nexen Tire Corp	1,750
2,538,000	e	Nexteer Automotive Group Ltd	2,566
121,244		NGK Spark Plug Co Ltd	2,783
447,454		NHK Spring Co Ltd	4,339
116,851	e	Nifco, Inc	3,994
55,000	e	Nippon Seiki Co Ltd	1,066
6,477,030		Nissan Motor Co Ltd	59,554
184,941		Nissan Shatai Co Ltd	2,046
37,100	e	Nissin Kogyo Co Ltd	556
250,539		NOK Corp	5,421
161,539	e	Nokian Renkaat Oyj	5,229
464,900	e	Pacific Industrial Co Ltd	4,646
431,200		PCS Machine Group Holding PCL	73
996,067	*,e	Peugeot S.A.	15,093
161,436	e	Piaggio & C S.p.A.	388
8,000		Piolax Inc	367
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
83,369		Pirelli & C S.p.A.	$1,395
87,736		Porsche AG.	3,733
360,700	e	Press Kogyo Co Ltd	1,379
27,605,394		PT Astra International Tbk	9,888
1,755,900		PT Gajah Tunggal Tbk	63
37,283		Pyeong Hwa Automotive Co Ltd	431
8,576,000	e	Qingling Motors Co Ltd	2,860
73,925		Remy International, Inc	2,162
1,373,449		Renault S.A.	99,098
83,000	e	Riken Corp	275
41,184		S&T Daewoo Co Ltd	2,313
4,801		S&T Holdings Co Ltd	115
45,636		SAF-Holland S.A.	602
192,000		Sanden Corp	598
460,920	*	Sanyang Industry Co Ltd	328
11,074		Sejong Industrial Co Ltd	110
284,400		Showa Corp	2,268
57,614		SL Corp	906
40,142	*	Sogefi S.p.A.	82
932,825		Somboon Advance Technology PCL	409
2,430,500		Sri Trang Agro-Industry PCL (Foreign)	751
38,128	*	Ssangyong Motor Co	282
59,326		Standard Motor Products, Inc	2,069
182,887		Stanley Electric Co Ltd	3,649
88,238	*	Stoneridge, Inc	1,089
15,251	e	Strattec Security Corp	962
1,048,625		Sumitomo Electric Industries Ltd	13,415
525,073		Sumitomo Rubber Industries, Inc	7,289
55,018		Sundram Fasteners Ltd	128
29,390		Sungwoo Hitech Co Ltd	197
57,189		Superior Industries International, Inc	1,068
94,398		Suzuki Motor Corp	2,903
2,143,653	e	T RAD Co Ltd	3,369
25,400	e	Tachi-S Co Ltd	331
61,900		Taiho Kogyo Co Ltd	666
42,600	*,e	Takata Corp	468
1,593,174		Tata Motors Ltd	7,247
65,400		Teikoku Piston Ring Co Ltd	1,492
237,329	*	Tenneco, Inc	10,625
522,797	*,e	Tesla Motors, Inc	129,863
209,052		Thor Industries, Inc	10,829
648,000		Tianneng Power International Ltd	395
1,392,517		Tofas Turk Otomobil Fabrik	8,266
148,563		Tokai Rika Co Ltd	3,067
39,000		Tokai Rubber Industries, Inc	340
347,699		Tong Yang Industry Co Ltd	346
108,400	e	Topre Corp	2,093
105,146	*	Tower International, Inc	2,498
102,800		Toyo Tire & Rubber Co Ltd	2,225
66,277	e	Toyoda Gosei Co Ltd	1,303
150,500	e	Toyota Boshoku Corp	2,555
174,540		Toyota Industries Corp	8,303
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,778,002	*	Toyota Motor Corp	$338,290
95,000		TS Tech Co Ltd	2,591
119,230		Tube Investments Of India	744
58,089		Tung Thih Electronic Co Ltd	399
51,900		Tupy S.A.	236
124,883		TVS Motor Co Ltd	440
538,566		UMW Holdings BHD	921
38,500		Unipres Corp	733
246,241		Valeo S.A.	33,434
200,666	*	Visteon Corp	20,315
135,375		Volkswagen AG.	15,950
165,654		Volkswagen AG. (Preference)	18,197
7,893		WABCO India Ltd	829
74,567	e	Winnebago Industries, Inc	1,428
440,000	*,e	Xinchen China Power Holdings Ltd	101
3,134,000		Xingda International Holdings Ltd	629
1,868,785	e	Xinyi Glass Holdings Co Ltd	839
277,644		Yamaha Motor Co Ltd	5,586
211,100		Yokohama Rubber Co Ltd	3,723
299,000	e	Yorozu Corp	6,119
612,646		Yulon Motor Co Ltd	549
80,000		Zhejiang Shibao Co Ltd	62
		TOTAL AUTOMOBILES & COMPONENTS	2,469,124

BANKS - 8.0%
44,407		1st Source Corp	1,368
673,030		77 Bank Ltd	3,823
249,793		Aareal Bank AG.	8,884
3,385,791		Abu Dhabi Commercial Bank PJSC	7,079
16,934	e	Access National Corp	345
67,287,354		Agricultural Bank of China	25,555
17,800		Aichi Bank Ltd	1,023
2,512,873		Akbank TAS	5,637
94,178		Al Khalij Commercial Bank	557
1,263,197		Albaraka Turk Katilim Bankasi AS	556
3,705,992	*	Aldermore Group plc	15,714
35,146	*	Alior Bank S.A.	733
410,123		Allahabad Bank	481
1,123,200		Alliance Financial Group BHD	857
4,362,394	*	Alpha Bank S.A.	523
315,270	*,m	Amagerbanken AS	0
32,984		American National Bankshares, Inc	773
108,057		Ameris Bancorp	3,107
32,098	e	Ames National Corp	736
1,806,604		AMMB Holdings BHD	1,878
16,996	*	Anchor BanCorp Wisconsin, Inc	724
408,367		Andhra Bank	418
8,489,391		Aozora Bank Ltd	29,444
81,023		Apollo Residential Mortgage	1,026
35,125		Arrow Financial Corp	938
539,000		Ashikaga Holdings Co Ltd	2,252
104,160	*	Asia United Bank	154
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
158,605		Associated Banc-Corp	$2,850
336,226		Astoria Financial Corp	5,413
3,709,233		Australia & New Zealand Banking Group Ltd	70,869
193,721		Awa Bank Ltd	1,117
344,970		Axis Bank Ltd	2,616
245,589		Banc of California, Inc	3,013
44,848	*,e	Banca Carige S.p.A	73
25,725,613		Banca Intesa S.p.A.	90,881
4,195,251		Banca Intesa S.p.A. RSP	13,519
479,572	*	Banca Monte dei Paschi di Siena S.p.A	855
1,324,200		Banca Popolare dell’Emilia Romagna Scrl	10,921
12,102,357		Banca Popolare di Milano	11,966
1,211,761		Banca Popolare di Sondrio SCARL	5,552
18,147		Bancfirst Corp	1,145
989,770	e	Banche Popolari Unite Scpa	7,023
173,567		Banco ABC Brasil S.A.	407
6,723	*	Banco ABC Brasil S.A. (ADR)	15
2,415,387		Banco Bilbao Vizcaya Argentaria S.A.	20,424
352,247	*,e	Banco BPI S.A.	373
1,351,857	*	Banco Bradesco S.A.	8,054
4,797,151	*	Banco Bradesco S.A. (Preference)	25,919
41,740,414	*,e	Banco Comercial Portugues S.A.	2,040
206,194		Banco Davivienda S.A.	1,601
65,800		Banco Daycoval S.A.	145
25,347,762		Banco de Chile	2,642
55,103		Banco de Credito e Inversiones	2,237
2,433,434		Banco de Oro Universal Bank	5,397
4,837,325	e	Banco de Sabadell S.A.	8,903
2,055,527		Banco do Brasil S.A.	7,881
178,847		Banco do Estado do Rio Grande do Sul	252
16,063,377	*,m	Banco Espirito Santo S.A.	179
58,200	*	Banco Industrial e Comercial S.A.	119
6,589,254		Banco Itau Holding Financeira S.A.	44,061
113,717		Banco Latinoamericano de Exportaciones S.A. (Class E)	2,633
309,381	*	Banco Popolare SC	4,577
394,305	e	Banco Popular Espanol S.A.	1,440
1,019,103		Banco Santander Brasil S.A.	3,241
7,612,939		Banco Santander Central Hispano S.A.	40,481
67,995,554		Banco Santander Chile S.A.	3,084
502,086		BanColombia S.A. (Preference)	4,059
247,007		Bancorpsouth, Inc	5,871
131,000		Bangkok Bank PCL	579
655,700		Bangkok Bank PCL (ADR)	2,897
493,755		Bangkok Bank PCL (Foreign)	2,169
41,576,148	*,e	BANIF-Banco Internacional do Funchal S.A.	168
56,163		Bank Handlowy w Warszawie S.A.	1,197
1,308,876		Bank Hapoalim Ltd	6,586
2,187,167	*	Bank Leumi Le-Israel	8,164
399,436		Bank Millennium S.A.	619
169,114	e	Bank Mutual Corp	1,299
43,255,417		Bank of America Corp	673,919
500,000		Bank of Baroda	1,408
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
147,161,403		Bank of China Ltd	$63,461
1,910,000		Bank of Chongqing Co Ltd	1,323
15,163,940		Bank of Communications Co Ltd	10,570
26,171	*	Bank of Cyprus Pcl	5
1,274,873	e	Bank of East Asia Ltd	4,286
113,344		Bank of Georgia Holdings plc	3,099
39,755	e	Bank of Hawaii Corp	2,524
35,974,680	*	Bank of Ireland	14,066
33,600	e	Bank of Iwate Ltd	1,524
472,824		Bank of Kaohsiung	122
801,727		Bank of Kyoto Ltd	8,154
24,093		Bank of Marin Bancorp	1,156
1,041,850		Bank of Montreal	56,820
148,000	e	Bank of Nagoya Ltd	569
1,624,817		Bank of Nova Scotia	71,628
24,000	e	Bank of Okinawa Ltd	993
417,391		Bank of Queensland Ltd	3,417
155,541		Bank of Saga Ltd	355
242,001		Bank of the Ozarks, Inc	10,590
1,113,487		Bank of the Philippine Islands	1,915
225,200	e	Bank of the Ryukyus Ltd	3,313
3,597,512		Bank of Yokohama Ltd	21,866
159,316		Bank Pekao S.A.	6,475
13,071,804		Bank Rakyat Indonesia	7,740
36,663		Bank Zachodni WBK S.A.	2,836
64,104		BankFinancial Corp	797
1,751,115		Bankia S.A.	2,273
1,111,549	e	Bankinter S.A.	8,189
135,794		BankUnited	4,855
76,432		Banner Corp	3,651
6,283		Banque Cantonale Vaudoise	3,709
1,515,500	e	Banregio Grupo Financiero SAB de C.V.	8,108
16,463	e	Bar Harbor Bankshares	527
1,165,369		Barclays Africa Group Ltd	14,329
49,855,495		Barclays plc	184,505
1,384,064		BB&T Corp	49,273
269,740		BBCN Bancorp, Inc	4,052
8,917	*,e	BBX Capital Corp	144
30,592	*,e	Bear State Financial, Inc	272
382,853		Bendigo Bank Ltd	2,676
454,633	*	Beneficial Bancorp, Inc	6,028
74,577		Berkshire Hills Bancorp, Inc	2,054
86,781		Blue Hills Bancorp, Inc	1,202
67,129		BNC Bancorp	1,492
1,275,377		BNP Paribas	75,087
6,699,872	e	BOC Hong Kong Holdings Ltd	19,760
39,889	*	BofI Holding, Inc	5,139
30,465	e	BOK Financial Corp	1,971
274,151		Boston Private Financial Holdings, Inc	3,208
12,935		BRE Bank S.A.	1,182
50,363	e	Bridge Bancorp, Inc	1,345
329,082		Brookline Bancorp, Inc	3,337
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
67,796		Bryn Mawr Bank Corp	$2,106
667,245		BS Financial Group, Inc	7,737
23,708	*,e	BSB Bancorp, Inc	501
6,108,222		Bumiputra-Commerce Holdings BHD	6,204
17,563	*,e	C1 Financial, Inc	335
36,496	*,m	CaixaBank S.A.	141
21,942		Camden National Corp	886
672,219	e	Canadian Imperial Bank of Commerce/Canada	48,297
82,683	e	Canadian Western Bank	1,455
56,611	*	Capital Bank Financial Corp	1,711
40,550	e	Capital City Bank Group, Inc	605
28,896		Capitec Bank Holdings Ltd	1,046
358,218		Capitol Federal Financial	4,342
86,434		Cardinal Financial Corp	1,989
147,425	*	Cascade Bancorp	798
294,976		Cathay General Bancorp	8,837
117,483		Centerstate Banks of Florida, Inc	1,727
136,993		Central Pacific Financial Corp	2,873
13,150		Century Bancorp, Inc	536
5,737,886		Chang Hwa Commercial Bank	2,833
48,389		Charter Financial Corp	614
128,256		Chemical Financial Corp	4,149
889,266		Chiba Bank Ltd	6,315
68,600		Chiba Kogyo Bank Ltd	382
10,324,010		China Citic Bank	6,012
169,664,791		China Construction Bank	113,223
15,932,661		China Development Financial Holding Corp	4,298
15,754,000		China Everbright Bank Co Ltd	6,884
7,604,260		China Merchants Bank Co Ltd	18,534
7,475,194	e	China Minsheng Banking Corp Ltd	6,929
26,965,188		Chinatrust Financial Holding Co	13,939
170,000		Chong Hing Bank Ltd	355
19,624,014	e	Chongqing Rural Commercial Bank	11,157
47,505		Chugoku Bank Ltd	705
313,844		CIT Group, Inc	12,563
12,041,736		Citigroup, Inc	597,391
35,938	e	Citizens & Northern Corp	702
397,977		Citizens Financial Group, Inc	9,496
39,061	e	City Holding Co	1,926
36,645		City National Corp	3,227
112,773		City Union Bank Ltd	158
120,916		Clifton Bancorp, Inc	1,678
49,297	e	CNB Financial Corp	896
93,980		CoBiz, Inc	1,223
178,600		Columbia Banking System, Inc	5,574
71,867		Comdirect Bank AG.	815
139,570		Comerica, Inc	5,736
74,661		Commerce Bancshares, Inc	3,402
180,635		Commercial Bank of Qatar QSC	2,802
2,453,393		Commercial International Bank	16,668
5,228,744	*	Commerzbank AG.	55,225
1,569,643	e	Commonwealth Bank of Australia	80,567
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
105,917	e	Community Bank System, Inc	$3,937
49,408		Community Trust Bancorp, Inc	1,754
39,449	*,e	CommunityOne Bancorp	429
123,367		ConnectOne Bancorp, Inc	2,381
231,260,672		CorpBanca S.A.	2,039
84,075		Credicorp Ltd (NY)	8,942
3,019,547		Credit Agricole S.A.	34,763
83,830		Credito Emiliano S.p.A.	577
3,466,036		Criteria CaixaBank S.A.	13,376
58,718	*	CU Bancorp	1,319
171,146		Cullen/Frost Bankers, Inc	10,881
67,502	*	Customers Bancorp, Inc	1,735
277,548		CVB Financial Corp	4,635
1,449,835		Dah Sing Banking Group Ltd	2,670
550,064		Dah Sing Financial Holdings Ltd	3,013
308,000	e	Daishi Bank Ltd	1,449
439,402		Danske Bank AS	13,279
2,371,434		DBS Group Holdings Ltd	27,068
1,365,371	*	Development Credit Bank Ltd	2,991
292,522		Dewan Housing Finance Corp Ltd	983
180,947		DGB Financial Group Co Ltd	1,609
105,540		Dime Community Bancshares	1,784
572,252		DNB NOR Holding ASA	7,448
126,526		Doha Bank QSC	1,746
1,141,125		Dubai Islamic Bank PJSC	2,089
8,159,208		E.Sun Financial Holding Co Ltd	4,809
76,710	*	Eagle Bancorp, Inc	3,490
922,503		East West Bancorp, Inc	35,443
417,200	*	EastWest Banking Corp	179
143,000		Eighteenth Bank Ltd	442
28,175	e	Enterprise Bancorp, Inc	591
68,858		Enterprise Financial Services Corp	1,733
500,163		Erste Bank der Oesterreichischen Sparkassen AG.	14,535
249,839	*	Essent Group Ltd	6,209
10,954,134	*	Eurobank Ergasias SA	271
336,110		EverBank Financial Corp	6,487
4,302,102		Far Eastern International Bank	1,278
19,023	*,e	Farmers Capital Bank Corp	473
70,875	*	FCB Financial Holdings, Inc	2,312
42,238		Federal Agricultural Mortgage Corp (Class C)	1,095
4,852,478		Federal Bank Ltd	4,753
61,504		Fidelity Southern Corp	1,300
3,646,165		Fifth Third Bancorp	68,949
68,106		Financial Institutions, Inc	1,688
209,401		FinecoBank Banca Fineco S.p.A	1,392
84,423		First Bancorp (NC)	1,435
457,050	*	First Bancorp (Puerto Rico)	1,627
38,095	e	First Bancorp, Inc	728
80,404		First Busey Corp	1,598
28,856	e	First Business Financial Services, Inc	679
23,198		First Citizens Bancshares, Inc (Class A)	5,243
239,294		First Commonwealth Financial Corp	2,175
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
55,774		First Community Bancshares, Inc	$998
66,967		First Connecticut Bancorp	1,080
28,487		First Defiance Financial Corp	1,041
160,282		First Financial Bancorp	3,058
168,838	e	First Financial Bankshares, Inc	5,366
48,030		First Financial Corp	1,554
11,141,109		First Financial Holding Co Ltd	5,087
2,691,945		First Gulf Bank PJSC	10,239
800,081		First Horizon National Corp	11,345
138,900		First International Bank Of Israel Ltd	1,726
66,941		First Interstate Bancsystem, Inc	1,864
100,164		First Merchants Corp	2,626
396,019		First Midwest Bancorp, Inc	6,946
12,700	e	First National Financial Corp	209
39,345	*	First NBC Bank Holding Co	1,379
312,124		First Niagara Financial Group, Inc	3,187
45,846		First of Long Island Corp	1,239
334,562		First Republic Bank	21,000
424,241		FirstMerit Corp	7,496
52,200	*	Flagstar Bancorp, Inc	1,073
95,118		Flushing Financial Corp	1,904
744,488		FNB Corp	9,641
52,828		Fox Chase Bancorp, Inc	917
12,405	*,e	Franklin Financial Network, Inc	277
707,412		Fukuoka Financial Group, Inc	3,369
453,588	e	Fulton Financial Corp	5,488
180,294	e	Genworth MI Canada, Inc	3,884
1,098,814	e	Genworth Mortgage Insurance Australia Ltd	1,786
44,871		German American Bancorp, Inc	1,313
887,981	*	Get Bank S.A.	201
588,956	*	Getin Holding S.A.	231
292,111		Glacier Bancorp, Inc	7,709
25,131		Great Southern Bancorp, Inc	1,088
256,835		Great Western Bancorp, Inc	6,516
24,099	*	Green Bancorp, Inc	276
120,974		Gruh Finance Ltd	491
3,141,191		Grupo Aval Acciones y Valores	1,195
4,056,838		Grupo Financiero Banorte S.A. de C.V.	19,870
5,849,007		Grupo Financiero Inbursa S.A.	12,089
2,017,757	e	Grupo Financiero Santander Mexico SAB de C.V.	2,989
63,827		Guaranty Bancorp	1,051
884,859		Gunma Bank Ltd	5,663
120,116		Hachijuni Bank Ltd	853
106,670	*,e	Hampton Roads Bankshares, Inc	203
342,904		Hana Financial Group, Inc	7,661
200,930		Hancock Holding Co	5,435
1,430,588		Hang Seng Bank Ltd	25,806
150,768		Hanmi Financial Corp	3,799
246,323		HDFC Bank Ltd	4,024
39,913		HDFC Bank Ltd (ADR)	2,438
44,430		Heartland Financial USA, Inc	1,612
76,999		Heritage Commerce Corp	873
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
140,397		Heritage Financial Corp	$2,642
74,559		Heritage Oaks Bancorp	593
324,000		Higashi-Nippon Bank Ltd	1,064
107,000	e,m	Higo Bank Ltd	783
728,488	*	Hilltop Holdings, Inc	14,431
2,705	e	Hingham Institution for Savings	314
181,647		Hiroshima Bank Ltd	1,050
702,000	e	Hokkoku Bank Ltd	2,848
556,000		Hokuetsu Bank Ltd	1,132
334,947		Hokuhoku Financial Group, Inc	767
190,572		Home Bancshares, Inc	7,718
68,354	e	Home Capital Group, Inc	1,641
53,502		HomeStreet, Inc	1,236
95,406	*	HomeTrust Bancshares, Inc	1,770
539,297		Hong Leong Bank BHD	1,614
320,912		Hong Leong Credit BHD	1,024
31,223		Horizon Bancorp	742
3,226,817		Housing Development Finance Corp	59,785
18,829,685		HSBC Holdings plc	142,046
99,600		HSBC Holdings plc (Hong Kong)	748
7,482,222		Hua Nan Financial Holdings Co Ltd	3,492
10,185,347		Hudson City Bancorp, Inc	103,585
1,016,715		Huntington Bancshares, Inc	10,777
238,692	e	Hyakugo Bank Ltd	1,151
269,000		Hyakujushi Bank Ltd	971
162,020		IBERIABANK Corp	9,431
2,069,507		ICICI Bank Ltd	8,553
22,814	e	ICICI Bank Ltd (ADR)	191
20,006	*,e	Impac Mortgage Holdings, Inc	327
68,342	e	Independent Bank Corp (MA)	3,151
69,008		Independent Bank Corp (MI)	1,019
41,503	e	Independent Bank Group, Inc	1,595
124,614		Indian Bank	258
229,111		IndusInd Bank Ltd	3,298
152,851,566		Industrial & Commercial Bank of China	88,303
754,779		Industrial Bank of Korea	8,693
152,916		International Bancshares Corp	3,827
4,108,613		Investors Bancorp, Inc	50,700
541,290	*,m	Irish Bank Resolution Corp Ltd	0
1,039,573	*	Israel Discount Bank Ltd	1,901
145,400	e	Itau Unibanco Banco Multiplo S.A. (ADR)	963
68,545		Iyo Bank Ltd	788
406,618		Jammu & Kashmir Bank Ltd	560
335,521		JB Financial Group Co Ltd	1,716
319,900		Jimoto Holdings Inc	552
713,525		Joyo Bank Ltd	3,759
13,992,939		JPMorgan Chase & Co	853,150
333,555	e	Juroku Bank Ltd	1,461
73,096	*	Jyske Bank	4,044
260,000	e,m	Kagoshima Bank Ltd	2,091
44,700		Kansai Urban Banking Corp	519
67,700		Kanto Tsukuba Bank Ltd	238
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
833,072		Karnataka Bank Ltd	$1,612
81,430	*	Karur Vysya Bank Ltd	556
102,400		Kasikornbank PCL	484
474,300		Kasikornbank PCL - NVDR	2,240
2,003,706		Kasikornbank PCL (Foreign)	9,429
911,588		KB Financial Group, Inc	27,097
330,532		KBC Groep NV	20,904
272,354		Kearny Financial Corp	3,124
690,000		Keiyo Bank Ltd	3,670
6,996,188		Keycorp	91,020
337,632		Kiatnakin Bank PCL	286
2,153,000		King’s Town Bank	1,530
191,300		Kiyo Bank Ltd	3,071
23,333	*	KJB Financial Group Co Ltd	152
43,349		Komercni Banka AS	9,396
4,146,370		Krung Thai Bank PCL (Foreign)	1,957
141,312		Lakeland Bancorp, Inc	1,570
65,499		Lakeland Financial Corp	2,957
28,848		Laurentian Bank of Canada	1,088
169,664		LegacyTexas Financial Group, Inc	5,171
14,967	*,e	LendingTree, Inc	1,392
4,031,728		LH Financial Group PCL	174
1,159,727	*,e	Liberbank S.A.	699
387,663		LIC Housing Finance Ltd	2,783
11,306		Live Oak Bancshares, Inc	222
51,126,926		Lloyds TSB Group plc	58,206
68,197	e	M&T Bank Corp	8,317
76,494		MainSource Financial Group, Inc	1,557
11,373,248		Malayan Banking BHD	22,188
666,602		Malaysia Building Society	222
5,646,074	*,m	Marfin Popular Bank Public Co Ltd	63
437,634		Masraf Al Rayan	5,177
205,487		MB Financial, Inc	6,707
24,256,357		Mega Financial Holding Co Ltd	16,849
64,598		Mercantile Bank Corp	1,342
16,900		Merchants Bancshares, Inc	497
137,803		Meridian Bancorp, Inc	1,884
47,094		Meta Financial Group, Inc	1,967
2,028,483		Metropolitan Bank & Trust	3,544
1,081,905	*	MGIC Investment Corp	10,018
16,100		Midsouth Bancorp, Inc	188
22,123		MidWestOne Financial Group, Inc	647
68,000		Mie Bank Ltd	151
223,000		Minato Bank Ltd	398
21,354,179		Mitsubishi UFJ Financial Group, Inc	129,027
2,951,361		Mitsui Trust Holdings, Inc	10,817
368,000	e	Miyazaki Bank Ltd	1,247
39,175		Mizrahi Tefahot Bank Ltd	463
36,507,563		Mizuho Financial Group, Inc	68,291
86,868		Musashino Bank Ltd	3,138
220,928	e	Nanto Bank Ltd	698
2,305,060		National Australia Bank Ltd	48,782
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
94,781	e	National Bank Holdings Corp	$1,946
723,382		National Bank of Abu Dhabi PJSC	1,879
903,586	e	National Bank of Canada	28,844
1,821,087	*	National Bank of Greece S.A.	783
24,044	e	National Bankshares, Inc	748
15,829	*,e	National Commerce Corp	380
442,628		National Penn Bancshares, Inc	5,201
103,863	*,e	Nationstar Mortgage Holdings, Inc	1,441
2,733,835		Natixis	15,137
115,802		NBT Bancorp, Inc	3,120
384,323		Nedbank Group Ltd	6,103
311,324	e	New York Community Bancorp, Inc	5,623
116,499		NewBridge Bancorp	994
1,636,300		Nishi-Nippon City Bank Ltd	4,496
259,029	*	NMI Holdings, Inc	1,969
1,853,586		Nordea Bank AB	20,680
380,500		North Pacific Bank Ltd	1,508
173,320	e	Northfield Bancorp, Inc	2,636
2,955		Northrim BanCorp, Inc	85
300,721	e	Northwest Bancshares, Inc	3,909
55,974	e	OceanFirst Financial Corp	964
318,055	*,e	Ocwen Financial Corp	2,134
166,852	e	OFG Bancorp	1,457
552,000		Ogaki Kyoritsu Bank Ltd	2,175
378,000		Oita Bank Ltd	1,572
308,204		Old National Bancorp	4,293
77,122	*	Old Second Bancorp, Inc	480
250,169		OneSavings Bank plc	1,476
99,220		Opus Bank	3,794
95,050		Oriental Bank of Commerce	190
197,269		Oritani Financial Corp	3,081
680,494	e	OTP Bank	13,136
4,486,023	e	Oversea-Chinese Banking Corp	27,779
76,434		Pacific Continental Corp	1,017
121,674	*	Pacific Premier Bancorp, Inc	2,472
345,372	e	PacWest Bancorp	14,785
301,753		Paragon Group of Cos plc	1,805
32,814	e	Park National Corp	2,960
173,819		Park Sterling Bank	1,182
76,631		Peapack Gladstone Financial Corp	1,622
16,074	e	Penns Woods Bancorp, Inc	658
52,510		Pennsylvania Commerce Bancorp, Inc	1,543
35,756	*	PennyMac Financial Services, Inc	572
63,745		Peoples Bancorp, Inc	1,325
25,923	e	Peoples Financial Services Corp	905
303,446		People’s United Financial, Inc	4,773
3,067,276	*	Philippine National Bank	3,258
1,143,695	*	Piccolo Credito Valtellinese Scarl	1,479
140,802		Pinnacle Financial Partners, Inc	6,957
30,265	*	Piraeus Bank S.A.	3
741,450	e	PNC Financial Services Group, Inc	66,137
80,430		Popular, Inc	2,431
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,058,284		Powszechna Kasa Oszczednosci Bank Polski S.A.	$8,206
59,322		Preferred Bank	1,875
204,144		PrivateBancorp, Inc	7,825
278,960		Prosperity Bancshares, Inc	13,700
167,531		Provident Financial Services, Inc	3,267
66,937,300		PT Bank Bukopin Tbk	2,883
13,406,387		PT Bank Central Asia Tbk	11,256
3,068,302		PT Bank Danamon Indonesia Tbk	607
20,732,800		PT Bank Jabar Banten Tbk	873
10,952,668		PT Bank Mandiri Persero Tbk	5,941
9,404,213		PT Bank Negara Indonesia	2,664
44,500,000	*	PT Bank Pan Indonesia Tbk	2,694
33,999,900		PT Bank Pembangunan Daerah Jawa Timur Tbk	823
13,924,794		PT Bank Tabungan Negara Tbk	948
3,238,209		Public Bank BHD	12,912
66,110		Qatar Islamic Bank SAQ	2,079
256,486		Qatar National Bank	13,220
33,913	e	QCR Holdings, Inc	742
534,969		Radian Group, Inc	8,511
38,865	e	Raiffeisen International Bank Holding AG.	511
2,954,965		Regions Financial Corp	26,624
102,778		Renasant Corp	3,376
34,074		Republic Bancorp, Inc (Class A)	837
2,448,035		Resona Holdings, Inc	12,473
540,498		RHB Capital BHD	733
368,120		Rizal Commercial Banking Corp	237
5,200	*,m	Roskilde Bank	0
76,701		Royal Bank of Canada	4,238
2,454,723	e	Royal Bank of Canada (Toronto)	135,732
2,279,067	*	Royal Bank of Scotland Group plc	10,874
103,986		S&T Bancorp, Inc	3,392
64,426		Sandy Spring Bancorp, Inc	1,687
143,000		San-In Godo Bank Ltd	1,400
6,542,473		Sberbank of Russian Federation (ADR)	32,397
64,161	*	Seacoast Banking Corp of Florida	942
538,100		Security Bank Corp	1,582
354,989	*	Sekerbank TAS	163
244,580		Senshu Ikeda Holdings, Inc	1,062
83,587	e	ServisFirst Bancshares, Inc	3,471
279,593	e	Seven Bank Ltd	1,210
2,501,187	*,g	Shawbrook Group plc	11,994
654,000	e	Shiga Bank Ltd	3,321
808,920		Shinhan Financial Group Co Ltd	28,290
7,872,179		Shinsei Bank Ltd	16,182
434,400		Shizuoka Bank Ltd	4,360
1,984,500		Siam Commercial Bank PCL (Foreign)	7,345
50,318		Sierra Bancorp	803
492,276	*	Signature Bank	67,717
116,552		Simmons First National Corp (Class A)	5,586
10,772,570		SinoPac Financial Holdings Co Ltd	3,415
4,002,325		Skandinaviska Enskilda Banken AB (Class A)	42,806
725,469		Societe Generale	32,422
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,578,170		South Indian Bank Ltd	$892
97,897		South State Corp	7,525
66,894	e	Southside Bancshares, Inc	1,843
74,457		Southwest Bancorp, Inc	1,222
210,846		Spar Nord Bank A/s	2,405
246,762		Sparebanken Midt-Norge	1,566
206,916		Sparebanken Nord-Norge	880
43,833	*,e	Square Financial, Inc	1,125
3,161		St Galler Kantonalbank	1,155
2,059,194		Standard Bank Group Ltd	20,106
1,453,476		Standard Chartered plc	14,106
96,806		State Bank & Trust Co	2,002
27,740		State Bank of Bikaner & Jaip	202
2,217,400		State Bank of India	8,044
494,791		Sterling Bancorp/DE	7,358
37,312	e	Stock Yards Bancorp, Inc	1,356
32,897		Stonegate Bank	1,046
39,496	*,e	Stonegate Mortgage Corp	281
38,418		Suffolk Bancorp	1,050
3,538,242		Sumitomo Mitsui Financial Group, Inc	134,171
27,048	*	Sun Bancorp, Inc	519
1,277,887		SunTrust Banks, Inc	48,866
357,990		Suruga Bank Ltd	6,661
280,859	*	SVB Financial Group	32,450
486,062		Svenska Handelsbanken AB	6,972
1,810,764		Swedbank AB (A Shares)	40,055
257,297		Sydbank AS	9,793
447,627		Syndicate Bank	564
312,636		Synovus Financial Corp	9,254
1,596,653	*	Ta Chong Bank Co Ltd	644
1,710,311		Taichung Commercial Bank	484
8,938,685		Taishin Financial Holdings Co Ltd	3,177
2,270,886	*	Taiwan Business Bank	564
8,470,151		Taiwan Cooperative Financial Holding	3,506
134,356		Talmer Bancorp Inc	2,237
1,989,960		TCF Financial Corp	30,168
863,628		TCS Group Holding plc (ADR)	1,511
26,141		Territorial Bancorp, Inc	681
120,334	*	Texas Capital Bancshares, Inc	6,308
111,753		TFS Financial Corp	1,928
2,254,600		Thanachart Capital PCL	1,974
88,073	*	The Bancorp, Inc	671
1,129,880		Tisco Bank PCL	1,113
9,563,500		TMB Bank PCL (Foreign)	639
229,000		Tochigi Bank Ltd	1,258
194,000	e	Toho Bank Ltd	718
25,593		Tokyo TY Financial Group, Inc	800
165,500		Tomony Holdings, Inc	647
40,478	e	Tompkins Trustco, Inc	2,160
3,525,464		Toronto-Dominion Bank	138,958
391,000		Towa Bank Ltd	344
122,478	e	TowneBank	2,309
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
61,683		Trico Bancshares	$1,516
91,490	*	Tristate Capital Holdings, Inc	1,141
83,656	*	Triumph Bancorp, Inc	1,405
543,449		Trustco Bank Corp NY	3,174
172,069		Trustmark Corp	3,987
4,192,119		Turkiye Garanti Bankasi AS	9,756
724,783		Turkiye Halk Bankasi AS	2,424
2,752,633		Turkiye Is Bankasi (Series C)	4,291
2,570,930		Turkiye Sinai Kalkinma Bankasi AS	1,199
842,379		Turkiye Vakiflar Bankasi Tao	1,068
129,151		UMB Financial Corp	6,562
845,119		Umpqua Holdings Corp	13,775
4,216,597		UniCredit S.p.A	26,287
488,048		Union Bank of India	1,309
1,566,039		Union Bank Of Taiwan	441
151,129		Union Bankshares Corp	3,627
180,892	e	United Bankshares, Inc	6,872
241,732		United Community Banks, Inc	4,941
133,466		United Community Financial Corp	667
229,926		United Financial Bancorp, Inc (New)	3,001
1,587,445		United Overseas Bank Ltd	20,727
63,961		Univest Corp of Pennsylvania	1,229
5,511,862		US Bancorp	226,041
29,179		Valiant Holding	3,374
603,613		Valley National Bancorp	5,940
503,817		Vijaya Bank	264
3,057,412		Virgin Money Holdings UK plc	17,903
3,164,852		VTB Bank OJSC (GDR)	6,410
70,188	*	Walker & Dunlop, Inc	1,831
243,158		Washington Federal, Inc	5,532
40,023		Washington Trust Bancorp, Inc	1,539
74,560	e	Waterstone Financial, Inc	1,005
293,629		Webster Financial Corp	10,462
21,962,917		Wells Fargo & Co	1,127,796
124,846		WesBanco, Inc	3,926
52,134	e	West Bancorporation, Inc	978
71,021	e	Westamerica Bancorporation	3,156
425,349	*	Western Alliance Bancorp	13,062
4,516,536	e	Westpac Banking Corp	94,878
328,230		Wilshire Bancorp, Inc	3,450
200,639		Wintrust Financial Corp	10,720
718,149		Woori Bank	5,707
76,959		WSFS Financial Corp	2,217
75,015		Yadkin Financial Corp	1,612
131,000	e	Yamagata Bank Ltd	524
214,492	e	Yamaguchi Financial Group, Inc	2,629
363,000		Yamanashi Chuo Bank Ltd	1,895
824,884		Yapi ve Kredi Bankasi	920
210,395		Yes Bank Ltd	2,349
2,109,912		Zions Bancorporation	58,107
		TOTAL BANKS	8,750,870
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
CAPITAL GOODS - 7.1%
2,970,834		3M Co	$421,175
248,913		A.O. Smith Corp	16,227
111,257		Aalberts Industries NV	3,297
109,856		Aaon, Inc	2,129
95,002		AAR Corp	1,802
1,151,074		ABB Ltd	20,367
459,832	e	Abengoa S.A.	672
225,821	e	Abengoa S.A. (B Shares)	210
3,593,422		Aboitiz Equity Ventures, Inc	4,444
365,000		AcBel Polytech, Inc	216
166,931	*	Accuride Corp	462
235,338		ACS Actividades Construccion y Servicios S.A.	6,771
183,674		Actuant Corp (Class A)	3,378
209,427		Acuity Brands, Inc	36,771
728,762		Adani Enterprises Ltd	900
47,606		Aditya Birla Nuvo Ltd	1,559
550,000		Advan Co Ltd	4,242
84,242	e	Advanced Drainage Systems, Inc	2,437
82,796	*	Advanced Lithium Electrochemistry Co Ltd	89
668,574	*	Aecom Technology Corp	18,392
54,595		Aecon Group, Inc	556
156,571	*	Aegion Corp	2,580
731,783	*	AerCap Holdings NV	27,983
162,321	*,e	Aerojet Rocketdyne Holdings, Inc	2,626
64,100	*,e	Aerovironment, Inc	1,285
13,256		AFG Arbonia-Forster Hldg	123
14,888	e	AG Growth International Inc	400
469,768	e	AGCO Corp	21,905
47,382		AIA Engineering Ltd	718
49,999	e	Aica Kogyo Co Ltd	1,000
30,700		Aichi Corp	173
228,100		Aida Engineering Ltd	1,881
436,644		Air Lease Corp	13,501
159,573		Aircastle Ltd	3,289
109,740		Airtac International Group	580
61,125		Akfen Holding AS.	178
62,615		Alamo Group, Inc	2,927
67,663		Alarko Holding AS	72
130,409		Albany International Corp (Class A)	3,731
140,597		Alfa Laval AB	2,302
4,226,529		Alfa S.A. de C.V. (Class A)	8,243
679,555		Allegion plc	39,183
2,696,764		Alliance Global Group, Inc	886
29,470		Allied Motion Technologies, Inc	524
992,263		Allison Transmission Holdings, Inc	26,484
31,744		Alstom Projects India Ltd	300
311,047	*,e	Alstom RGPT	9,621
90,117		Alstom T&D India Ltd	706
68,858		Altra Holdings, Inc	1,592
247,636		Amada Co Ltd	1,888
57,178		Amara Raja Batteries Ltd	901
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
64,568	*,e	Ameresco, Inc	$380
25,178	e	American Railcar Industries, Inc	910
19,062		American Science & Engineering, Inc	678
119,966	*	American Woodmark Corp	7,782
492,172		Ametek, Inc	25,750
30,473		Andritz AG.	1,373
139,208		Apogee Enterprises, Inc	6,216
187,401		Applied Industrial Technologies, Inc	7,149
2,693,306	*	Arabtec Holding Co	1,362
65,408		Arcadis NV	1,541
20,633	*,e	Arcam AB	364
103,337		Argan, Inc	3,584
25,236	*	Armstrong World Industries, Inc	1,205
255,160	*	ArvinMeritor, Inc	2,712
51,800	e	Asahi Diamond Industrial Co Ltd	471
1,784,911		Asahi Glass Co Ltd	10,430
2,167,157		Ashok Leyland Ltd	3,064
2,919,689		Ashtead Group plc	41,289
1,539,919		Assa Abloy AB	27,620
273,562	e	Astaldi S.p.A.	2,497
49,837		Astec Industries, Inc	1,670
28,802		Astral Polytechnik Ltd	187
60,147	*	Astronics Corp	2,432
788,016		Asunaro Aoki Construction Co Ltd	4,869
267,125	*	Atlas Copco AB (A Shares)	6,424
94,658	*	Atlas Copco AB (B Shares)	2,117
76,657	*	ATS Automation Tooling Systems, Inc	742
2,565,070		Austal Ltd	4,070
362,783	*,e	Aveng Ltd	94
3,220,000	*,e	AVIC International Holding HK Ltd	352
2,724,843		AviChina Industry & Technology Co	2,022
66,922		AZZ, Inc	3,258
52,733		B&B Tools AB	703
44,257	*	Babcock & Wilcox Enterprises, Inc	744
38,881	e	Badger Daylighting Ltd	568
6,308,282		BAE Systems plc	42,761
699,064		Balfour Beatty plc	2,662
125,466	*,e	Ballard Power Systems, Inc	152
162,000		Bando Chemical Industries Ltd	627
458,000		Baoye Group Co Ltd	280
585,481		Barloworld Ltd	3,195
259,959		Barnes Group, Inc	9,372
25,088		Bauer AG.	474
13,302	e	BayWa AG.	429
147,467		BE Aerospace, Inc	6,474
56	*	Beacon Power Corp	0	^
125,222	*	Beacon Roofing Supply, Inc	4,068
592,441		Beijing Enterprises Holdings Ltd	3,569
1,183,000	e,g	Beijing Urban Construction Design & Development Group Co Ltd	668
11,481		BEML Ltd	218
2,117,500		Berjaya Corp BHD	183
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,237,000		BES Engineering Corp	$300
337,310		Besalco S.A.	110
83,757		Bharat Electronics Ltd	1,453
771,327		Bharat Heavy Electricals	2,425
379,793	e	Bidvest Group Ltd	8,963
69,204		Biesse S.p.A.	1,048
96,414	e	Bird Construction Income Fund	867
151,885		Bizlink Holdings Inc	660
179,600		BJC Heavy Industries PCL-F	33
225,971	*	Blount International, Inc	1,259
6,033	*,e	Blue Bird Corp	60
21,573		Blue Star Ltd	116
19,582		Bobst Group AG.	794
409,862		Bodycote plc	3,415
1,975,622		Boeing Co	258,708
638,000	e	Boer Power Holdings Ltd	1,080
434,000	e	Bolina Holding Co Ltd	126
2,172,424	e	Bombardier, Inc	2,719
175,326		Boskalis Westminster	7,674
6,776		Bossard Holding AG.	635
135,011		Bouygues S.A.	4,791
774,087	e	Bradken Ltd	547
80,641		Brenntag AG.	4,351
121,275		Briggs & Stratton Corp	2,342
6,572		Bucher Industries AG.	1,413
23,129		Budimex S.A.	1,219
123,545	*	Builders FirstSource, Inc	1,567
56,500	e	Bunka Shutter Co Ltd	406
289,160	e	Bunzl plc	7,759
46,173		Burckhardt Compression Holding AG.	14,932
11,374		Burkhalter Holding AG.	1,169
627,872		BWX Technologies, Inc	16,551
74,888		Byucksan Corp	580
365,284		CAE, Inc	3,870
531,168	e	Caesarstone Sdot-Yam Ltd	16,148
456,000		Cahya Mata Sarawak BHD	534
73,802	*	CAI International, Inc	744
12,856		Carbone Lorraine	259
175,555	e	Cardno Ltd	357
35,194	e	Cargotec Corp (B Shares)	962
1,480,606	e	Carillion plc	6,777
76,944		Carlisle Cos, Inc	6,723
424,374	e	Caterpillar, Inc	27,737
564,300		CB Industrial Product Holding BHD	240
20,124		CCL International Ltd	12
1,171,327		Central Glass Co Ltd	5,119
6,287		CENTROTEC Sustainable AG.	95
44,728		Century Plyboards India Ltd	106
2,803		Cera Sanitaryware Ltd	87
1,260,000	*	CGN Mining Co Ltd	95
2,410,575		CH Karnchang PCL	1,781
152,300		Changchai Co Ltd	93
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
82,953	*	Chart Industries, Inc	$1,594
85,569	*	Cheil Industries, Inc	10,643
255,728		Chemring Group plc	863
550,300	*,m	Chengde Nanjiang Co Ltd	205
214,457	e	Chicago Bridge & Iron Co NV	8,505
393,283		Chicony Power Technology Co Ltd	445
2,524,000	e	China Aircraft Leasing Group Holdings Ltd	2,519
12,200,000	*	China Automation Group Ltd	1,300
7,922,476		China Communications Construction Co Ltd	9,827
1,522,000	e	China Conch Venture Holdings Ltd	3,238
2,560,000	*,e	China Dynamics Holdings Ltd	122
31,000		China Ecotek Corp	55
1,640,000		China Energine International Holdings Ltd	132
314,150		China Fangda Group Co Ltd	193
958,000	*	China High Speed Transmission Equipment Group Co Ltd	936
3,501,000	*,e	China Huarong Energy Co Ltd	141
574,205		China International Marine Containers Group Co Ltd	1,012
1,064,000		China Lesso Group Holdings Ltd	861
2,462,863		China Railway Construction Corp	3,643
15,411,697		China Railway Group Ltd	14,077
1,854,400	e	China Singyes Solar Technologies Holdings Ltd	1,259
2,302,656		China State Construction International Holdings Ltd	3,304
1,475,600		Chip Eng Seng Corp Ltd	634
170,900	e	Chiyoda Corp	1,168
12,300		Chiyoda Integre Co Ltd	263
19,094,000		Chongqing Machinery & Electric Co Ltd	2,534
94,000	e	Chudenko Corp	1,826
606,375		Chung Hsin Electric & Machinery Manufacturing Corp	301
209,026		CIMIC Group Ltd	3,473
354,162	*	CIR-Compagnie Industriali Riunite S.p.A.	355
46,279		CIRCOR International, Inc	1,857
4,486,084	e	Citic Pacific Ltd	8,190
2,695,000	*,e	Citic Resources Holdings Ltd	395
14,484		CJ Corp	3,234
3,578,220		CK Hutchison Holdings Ltd	46,544
200,200		CKD Corp	1,654
164,765		Clarcor, Inc	7,856
291,530		CNH Industrial NV	1,900
195,266		Coastal Contracts BHD	83
391,853		Cobham plc	1,696
372,834	*	Cofide S.p.A.	177
185,869	*,e	Colfax Corp	5,559
75,317		Columbus McKinnon Corp	1,368
185,513		Comfort Systems USA, Inc	5,057
66,609	*	Commercial Vehicle Group, Inc	268
2,188,334		Compagnie de Saint-Gobain	94,974
20,724		Compagnie d’Entreprises CFE	2,630
140,900	e	COMSYS Holdings Corp	1,681
48,434	e	Concentric AB	563
837,300		Concepcion Industrial Corp	717
3,790,000	e	Concord New Energy Group Ltd	255
73,386	*,e	Consolidated Infrastructure Group Ltd	175
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,852	e	Construcciones y Auxiliar de Ferrocarriles S.A.	$571
196,376	*	Continental Building Products Inc	4,034
1,087,450		Continental Engineering Corp	307
1,016		Conzzeta AG.	671
1,080,000	e,m	Cosco Corp Singapore Ltd	285
18,685		Cosel Co Ltd	181
9,845	*	COSON Co Ltd	237
173,772		Costain Group plc	954
87,533		Cramo Oyj (Series B)	1,828
111,938		Crane Co	5,217
818,022		Crompton Greaves Ltd	2,135
43,011		CS Wind Corp	769
428,590		CSBC Corp Taiwan	167
7,345,301	e	CSR Corp Ltd	9,367
675,629		CTCI Corp	810
92,477		Cubic Corp	3,878
375,707		Cummins, Inc	40,794
188,713		Curtiss-Wright Corp	11,779
34,117		Daelim Industrial Co	1,943
57,141		Daesang Holdings Co Ltd	1,172
7,457		Daetwyler Holding AG.	1,012
121,847	*	Daewoo Engineering & Construction Co Ltd	658
57,019		Daewoo International Corp	1,003
5,050		Daewoo Shipbuilding & Marine Engineering Co Ltd	27
86,900		Daifuku Co Ltd	1,194
93,641		Daihen Corp	444
64,000	e	Daiichi Jitsugyo Co Ltd	308
170,075		Daikin Industries Ltd	9,539
23,600		Daiwa Industries Ltd	161
50,000		Dalian Refrigeration Co Ltd	48
1,123,525		Danaher Corp	95,736
12,308		Danieli & Co S.p.A.	240
94,152		Danieli & Co S.p.A. (RSP)	1,437
115,513		DCC plc	8,729
180,598	e	Deere & Co	13,364
32,600		Denyo Co Ltd	517
323,921	e	Deutz AG.	1,087
32,061	e	Dialight plc	308
4,291,356		Dialog Group BHD	1,567
271,062	*	DigitalGlobe, Inc	5,156
223,511		Diploma plc	2,248
86,941	*,e	DIRTT Environmental Solutions	369
4,486,660		DMCI Holdings, Inc	1,227
1,034,376	*	Dogan Sirketler Grubu Holdings	174
79,897	e	Donaldson Co, Inc	2,244
27,148	*	Dong Yang Gang Chul Co Ltd	154
26,169		Dongkuk Structures & Construction Co Ltd	77
21,157		Doosan Corp	1,984
21,971	*	Doosan Engine Co Ltd	83
48,928		Doosan Heavy Industries and Construction Co Ltd	877
132,357	*	Doosan Infracore Co Ltd	738
126,150		Douglas Dynamics, Inc	2,505
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
271,470		Dover Corp	$15,523
39,779	*	Ducommun, Inc	798
104,520		Duerr AG.	7,353
72,391	e	Duro Felguera S.A.	167
61,586	*	DXP Enterprises, Inc	1,680
150,094	*,e	Dycom Industries, Inc	10,861
2,017,800		Dynasty Ceramic PCL	206
858		e Tec E&C Ltd	111
1,975,360		Eaton Corp	101,336
893,828	e	Ebara Corp	3,302
930,900		EEI Corp	151
14,213		Eicher Motors Ltd	3,863
101,893		Eiffage S.A.	6,303
62,720		Elbit Systems Ltd	4,636
1,801		Electra Israel Ltd	223
58,000	*	ElSwedy Cables Holding Co	319
53,684	*,g	Eltel AB	590
180,056		EMCOR Group, Inc	7,967
374,905		Emerson Electric Co	16,560
1,020,184		Empresa Brasileira de Aeronautica S.A.	6,562
516,300	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	217
67,926		Encore Wire Corp	2,219
116,101		EnerSys	6,221
84,704	e	Engility Holdings, Inc	2,184
185,314		Engineers India Ltd	541
618,506		Enka Insaat ve Sanayi AS	1,022
75,746	*,e	Enphase Energy, Inc	280
61,279		EnPro Industries, Inc	2,400
444,000	e	Enric Energy Equipment Holdings Ltd	255
30,000	*,e	EPCO Co Ltd	389
67,476		ESCO Technologies, Inc	2,422
76,379	*	Esterline Technologies Corp	5,491
662,835		European Aeronautic Defence and Space Co	39,253
3,626,000		EVA Precision Industrial Holdings Ltd	711
22,585	*,e	FACC AG.	164
15,250		Faiveley S.A.	1,575
160,441	*	Fanuc Ltd	24,682
672,000		Far East Global Group Ltd	97
6,820,143		Far Eastern Textile Co Ltd	6,090
598,266	e	Fastenal Co	21,903
11,415,000	*,e	FDG Electric Vehicles Ltd	825
278,762		Federal Signal Corp	3,822
1,265		Feintool International Holding AG.	116
192,074	e	Fenner plc	479
2,044,356		Ferreyros S.A.	797
690,770		Ferrovial S.A.	16,523
478,828	*,e	Fincantieri S.p.A	364
680,175	*	Finmeccanica S.p.A.	8,518
421,740		Finning International, Inc	6,188
139,765		Finolex Cables Ltd	499
378,000	e	First Tractor Co	223
50,563		Flowserve Corp	2,080
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
280,280	e	FLSmidth & Co AS	$9,302
56,056		Fluor Corp	2,374
128,468	*,e	Fomento de Construcciones y Contratas S.A.	949
799,610		Fortune Brands Home & Security, Inc	37,957
728,130		Foshan Electrical and Lighting Co Ltd	613
3,042,451		Fosun International	5,253
123,714		Franklin Electric Co, Inc	3,369
86,684		Freightcar America, Inc	1,488
160,800	e	Fudo Tetra Corp	214
705,915	*,e	FuelCell Energy, Inc	519
879,438	*	Fuji Electric Holdings Co Ltd	3,189
233,692	e	Fuji Machine Manufacturing Co Ltd	2,056
809,978		Fujikura Ltd	3,349
69,200	e	Fujitec Co Ltd	605
26,000		Fukuda Corp	248
11,200	e	Fukushima Industries Corp	227
89,580	*	Furmanite Corp	545
368,000	e	Furukawa Co Ltd	778
972,000		Furukawa Electric Co Ltd	1,530
110,919	e	Futaba Corp/Chiba	1,434
216,831		Galliford Try plc	5,213
541,998		Gamesa Corp Tecnologica S.A.	7,524
2,019,351		Gamuda BHD	2,016
84,503		GATX Corp	3,731
41,227		GEA Group AG.	1,572
7,963		Geberit AG.	2,436
13,300	e	Gecoss Corp	114
176,550	*,e	Generac Holdings, Inc	5,312
151,716		General Cable Corp	1,805
1,088,063		General Dynamics Corp	150,098
31,771,020		General Electric Co	801,265
4,345		Georg Fischer AG.	2,463
2,664		Gesco AG.	204
104,307	*	Gibraltar Industries, Inc	1,914
8,100	e	Giken Seisakusho Co, Inc	109
41,875		Gildemeister AG.	1,609
173,261		Global Brass & Copper Holdings, Inc	3,554
126,656		Glory Ltd	2,994
1,457,607		GMR Infrastructure Ltd	302
48,463	e	Gorman-Rupp Co	1,162
67,282	e	Graco, Inc	4,510
513,940		Grafton Group plc	5,210
30,419	e	Graham Corp	537
98,730		Granite Construction, Inc	2,929
141,736	*	Great Lakes Dredge & Dock Corp	714
68,627		Greaves Cotton Ltd	135
69,879	e	Greenbrier Cos, Inc	2,244
91,509		Griffon Corp	1,443
74,410	*,e	Grontmij (ADR)	383
190,149		Group Five Ltd	258
532,961	e	Grupo Carso S.A. de C.V. (Series A1)	2,388
175,700	*,e	Grupo Rotoplas SAB de C.V.	290
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
60,347	*	GS Engineering & Construction Corp	$1,258
367,000	e	GS Yuasa Corp	1,385
394,500		Gunkul Engineering PCL	219
838,000	e	Guodian Technology & Environment Group Corp Ltd	73
195,887	e	GWA International Ltd	343
80,739		H&E Equipment Services, Inc	1,350
835,360		Haitian International Holdings Ltd	1,383
152,731		Haldex AB	1,610
25,244	*	Halim Co Ltd	114
15,187	*	Halla Engineering & Construction Corp	51
549,730		Hangzhou Steam Turbine Co	1,125
55,873	*	Hanjin Heavy Industries & Construction Co Ltd	195
2,468,395	e	Hanwa Co Ltd	9,073
3,156,000	e	Harbin Power Equipment	1,743
23,200	e	Harmonic Drive Systems, Inc	332
370,974		Harsco Corp	3,365
368,668		Havells India Ltd	1,420
514,900		Hazama Ando Corp	3,294
129,794	*,e	HC2 Holdings, Inc	910
557,283	*	HD Supply Holdings, Inc	15,949
63,544		HEICO Corp	3,106
102,310		HEICO Corp (Class A)	4,646
246,714	*,e	Heidelberger Druckmaschinen	633
115,036	*	Hellenic Technodomiki Tev S.A.	196
292,578		HellermannTyton Group plc	2,066
77,729	e	Hexagon Composites ASA	137
322,244		Hexcel Corp	14,456
39,300	e	Hibiya Engineering Ltd	438
164,248		Hillenbrand, Inc	4,272
490,930	*	Hindustan Construction Co	140
308,120		Hino Motors Ltd	3,140
19,300		Hisaka Works Ltd	144
104,891	e	Hitachi Construction Machinery Co Ltd	1,406
113,000	e	Hitachi Koki Co Ltd	789
176,800		Hitachi Zosen Corp	918
229,384		Hiwin Technologies Corp	1,225
4,432,000	*,e	HKC Holdings Ltd	98
4,368		Hochtief AG.	365
554,835		Hock Seng Lee BHD	222
5,251,847		Honeywell International, Inc	497,298
173,000		Hong Leong Asia Ltd	108
1,490,800		Hopewell Holdings	5,078
45,200		Hoshizaki Electric Co Ltd	3,168
111,222		Hosken Consolidated Investments Ltd	1,108
18,230		Houston Wire & Cable Co	116
5,681,000	e	Hsin Chong Construction Group Ltd	677
81,780	g	HSS Hire Group plc	76
370,000		HUA ENG Wire & Cable	78
109,800		Huangshi Dongbei Electrical Appliance Co Ltd	120
96,995		Hubbell, Inc (Class B)	8,240
26,430		Huber & Suhner AG.	1,138
62,155		Hudaco Industries Ltd	489
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
212,293		Huntington Ingalls	$22,747
26,543		Hurco Cos, Inc	696
7,844		Hy-Lok Corp	226
23,588		Hyster-Yale Materials Handling, Inc	1,364
72,252	m	Hyundai Corp	2,252
64,272		Hyundai Development Co	2,968
7,441	*	Hyundai Elevator Co Ltd	323
409,530		Hyundai Engineering & Construction Co Ltd	11,877
44,587		Hyundai Heavy Industries	3,651
9,494		Hyundai Mipo Dockyard	536
25,147	*	Hyundai Rotem Co Ltd	367
23,400		Idec Corp	180
80,848		IDEX Corp	5,764
3,621,014		IJM Corp BHD	2,652
361,273		Illinois Tool Works, Inc	29,736
79,024		IMARKETKOREA, Inc	1,963
77,342		IMI plc	1,111
14,577		Implenia AG.	722
218,473	e	Impregilo S.p.A.	831
12,771		IMS-Intl Metal Service	173
68,910	e	Inaba Denki Sangyo Co Ltd	2,079
50,300		Inabata & Co Ltd	525
61,702		Indus Holding AG.	2,761
45,001	e	Industria Macchine Automatiche S.p.A.	2,012
215,469		Industries Qatar QSC	7,294
62,139		Indutrade AB	2,842
6,440		Ingersoll-Rand India Ltd	75
1,323,403		Ingersoll-Rand plc	67,189
63,362		Insteel Industries, Inc	1,019
72,811		Interpump Group S.p.A.	971
301,113		Interserve plc	2,627
103,004	e	Invicta Holdings Ltd	435
145,488		Inwido AB	1,499
494,700		Iochpe-Maxion S.A.	1,890
912,526		IRB Infrastructure Developers Ltd	3,317
8,766		IS Dongseo Co Ltd	393
158,000	e	Iseki & Co Ltd	228
1,546		ISGEC Heavy Engineering Ltd	112
284,000		I-Sheng Electric Wire & Cable Co Ltd	265
5,544,301		Ishikawajima-Harima Heavy Industries Co Ltd	14,247
1,469,250	*	Italian-Thai Development PCL	329
2,000,133		Itochu Corp	21,144
101,004		ITT Corp	3,377
64,128	*	IVRCL Infrastructures & Projects Ltd	7
180,000	e	Iwatani International Corp	1,022
186,802	*	Jacobs Engineering Group, Inc	6,992
313,431		Jain Irrigation Systems Ltd	307
9,100		Jamco Corp	351
157,604		Japan Pulp & Paper Co Ltd	424
347,000	e	Japan Steel Works Ltd	1,099
4,291,936		JG Summit Holdings (Series B)	6,527
52,481		JGC Corp	696
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
9,538,000	e	Jiangnan Group Ltd	$1,966
730,000	e	Jingwei Textile Machinery	1,098
120,555		John Bean Technologies Corp	4,611
1,051,880		John Keells Holdings plc	1,266
145,695	*,g	John Laing Group plc	434
442,375		Johnson Electric Holdings Ltd	1,461
172,879	e	Joy Global, Inc	2,581
1,394,291		JTEKT Corp	19,521
29,000	e	Juki Corp	311
15,783		Jungheinrich AG.	1,144
3,337	*	JVM Co Ltd	157
62,856		Kadant, Inc	2,452
45,383		Kajaria Ceramics Ltd	553
185,724		Kajima Corp	986
29,139		Kalpataru Power Transmission Ltd	113
227,700	*	Kama Co Ltd	191
86,466		Kaman Corp	3,100
57,900		Kamei Corp	542
27,100	e	Kanamoto Co Ltd	488
451,000		Kandenko Co Ltd	2,915
472,000		Kanematsu Corp	662
5,843		Kardex AG.	387
17,900	e	Katakura Industries Co Ltd	191
48,000	e	Kato Works Co Ltd	193
2,021,171	e	Kawasaki Heavy Industries Ltd	6,978
286,474		KBR, Inc	4,773
6,848		KCC Corp	2,392
715,988	e	KCI Konecranes Oyj	17,925
642,146		Keihan Electric Railway Co Ltd	4,283
82,824		Keller Group plc	1,083
10,712		Kendrion NV	260
1,262,087		Kennametal, Inc	31,413
22,300		Kepler Weber S.A.	118
1,245,977		Keppel Corp Ltd	5,959
90,235	*,e	KEYW Holding Corp	555
120,611		Kier Group plc	2,463
437,600		Kinden Corp	5,550
102,500		King Slide Works Co Ltd	1,402
165,624		Kingspan Group plc	4,003
102,000		Kinik Co	151
129,075		KION Group AG.	5,736
335,800		Kitz Corp	1,494
97,624	e	Kloeckner & Co AG.	800
136,056	*	KLX, Inc	4,863
707,306		KOC Holding AS	2,761
763,783		Komatsu Ltd	11,211
9,204		Komax Holding AG.	1,494
118,690		Komori Corp	1,225
306,048	e	Kone Oyj (Class B)	11,647
235,169		Koninklijke BAM Groep NV	1,100
1,807,203		Koninklijke Philips Electronics NV	42,518
50,516		Korea Aerospace Industries Ltd	2,910
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
7,044		Korea Cast Iron Pipe Industries Co Ltd	$88
16,713		Korea Electric Terminal Co Ltd	1,438
119,384	*,e	Kratos Defense & Security Solutions, Inc	504
40,761		Krones AG.	4,296
591,158		Kubota Corp	8,136
98,561	e	KUKA AG.	7,564
562,000		Kumagai Gumi Co Ltd	1,758
20,006	*	Kumho Industrial Co Ltd	303
452,000		Kung Long Batteries Industrial Co Ltd	1,719
163,000		Kuo Toong International Co Ltd	157
38,698		Kurita Water Industries Ltd	822
33,170	e	Kuroda Electric Co Ltd	616
86,100	e	Kyokuto Kaihatsu Kogyo Co Ltd	861
294,700		Kyowa Exeo Corp	2,850
125,000		Kyudenko Corp	2,085
5,345		Kyung Dong Navien Co Ltd	175
244,041		L-3 Communications Holdings, Inc	25,507
2,565		Lakshmi Machine Works Ltd	140
584,035		Larsen & Toubro Ltd	13,092
11,347	*,e	Lawson Products, Inc	246
57,729		LB Foster Co (Class A)	709
105,434		Legrand S.A.	5,609
165,205		Lennox International, Inc	18,723
259,675		LG Corp	13,369
23,577		LG Hausys Ltd	3,206
123,970		LG International Corp	2,851
140,511		Lincoln Electric Holdings, Inc	7,367
65,994	e	Lindab International AB	491
31,366	e	Lindsay Manufacturing Co	2,126
21,750		LISI	589
225,165		LIXIL Group Corp	4,583
712,590		Lockheed Martin Corp	147,727
7,016,000		Lonking Holdings Ltd	929
15,595		LS Cable Ltd	454
14,320		LS Industrial Systems Co Ltd	550
58,960		LSI Industries, Inc	498
228,000	*	Luoyang Glass Co Ltd	151
44,141	*	Lydall, Inc	1,258
15,361		Mabuchi Motor Co Ltd	667
35,629		MacDonald Dettwiler & Associates Ltd	1,938
323,000		Maeda Corp	2,357
14,900	e	Maeda Kosen Co Ltd	116
60,000		Maeda Road Construction Co Ltd	1,053
32,938	e	Magellan Aerospace Corp	390
118,876	*,e	Maire Tecnimont S.p.A	330
359,748	e	Makino Milling Machine Co Ltd	2,258
37,307	*	Makita Corp	1,984
932,500		Malaysian Resources Corp BHD	250
13,369		MAN AG.	1,362
10,596		Manitou BF S.A.	177
3,729,177	e	Manitowoc Co, Inc	55,938
9,682		Mannai Corp QSC	270
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
435,500		Marcopolo S.A.	$176
1,937,159		Marubeni Corp	9,491
2,943,893		Masco Corp	74,127
101,215	*,e	Masonite International Corp	6,132
172,528	*	Mastec, Inc	2,731
32,000		Max Co Ltd	301
1,415,984		Meggitt plc	10,215
176,000	e	Meidensha Corp	524
917,757		Melrose Industries plc	3,671
13,900	*,e	METAWATER Co Ltd	351
28,432		Metka S.A.	235
28,135	e	Metso Oyj	585
94,682	*,e	Meyer Burger Technology AG.	608
71,003		Micron Machinery Co Ltd	2,192
181,215	*	Middleby Corp	19,062
34,461	*	Milacron Holdings Corp	605
28,663		Miller Industries, Inc	560
376,000		Mills Estruturas e Servicos de	427
409,000	e	Minebea Co Ltd	4,342
575,800		Miraito Holdings Corp	5,222
294,100		MISUMI Group, Inc	3,035
1,948,094		Mitsubishi Corp	31,932
2,289,757		Mitsubishi Electric Corp	20,975
4,002,952		Mitsubishi Heavy Industries Ltd	17,902
29,300	e	Mitsubishi Nichiyu Forklift Co Ltd	115
127,700		Mitsuboshi Belting Co Ltd	972
1,998,264		Mitsui & Co Ltd	22,459
923,900		Mitsui Engineering & Shipbuilding Co Ltd	1,333
80,300		Miura Co Ltd	931
3,438,230		MMC Corp BHD	1,663
380,584	e	Monadelphous Group Ltd	1,652
144,200	e	MonotaRO Co Ltd	3,303
160,699	*	Moog, Inc (Class A)	8,689
347,422		Morgan Crucible Co plc	1,483
125,000		Mori Seiki Co Ltd	1,591
31,300		Morita Holdings Corp	289
77,018	e	Mota Engil SGPS S.A.	164
87,186		Mota-Engil Africa NV	347
269,367	*	MRC Global, Inc	3,003
104,235	e	MSC Industrial Direct Co (Class A)	6,361
63,863		MTU Aero Engines Holding AG.	5,347
192,023		Mueller Industries, Inc	5,680
761,405		Mueller Water Products, Inc (Class A)	5,832
943,400		Muhibbah Engineering M BHD	436
1,116,126	e	Murray & Roberts Holdings Ltd	942
105,358	*	MYR Group, Inc	2,760
27,627		Nabtesco Corp	505
155,332	e	Nachi-Fujikoshi Corp	644
2,413,613		Nagarjuna Construction Co	2,760
251,900		Nagase & Co Ltd	2,933
47,000		Nak Sealing Technologies Corp	107
73,900	e	Namura Shipbuilding Co Ltd	540
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
366,961		National Central Cooling Co PJSC	$119
12,278	e	National Presto Industries, Inc	1,035
134,176	*,e	Navistar International Corp	1,707
307,627		NCC AB (B Shares)	9,296
75,983	*	NCI Building Systems, Inc	803
16,400	e	NEC Capital Solutions Ltd	222
34,273	*,e	Neff Corp	192
102,303	e	New Flyer Industries, Inc	1,533
28,165	*,e	Nexans S.A.	951
199,054		NGK Insulators Ltd	3,809
83,494		Nibe Industrier AB (Series B)	2,444
117,000		Nichias Corp	702
12,400	e	Nichiden Corp	270
26,400	e	Nichiha Corp	365
74,225		Nidec Corp	5,104
139,000		Nippo Corp	2,369
35,800		Nippon Densetsu Kogyo Co Ltd	643
121,000		Nippon Koei Co Ltd	502
260,000		Nippon Road Co Ltd	1,301
311,730	e	Nippon Sharyo Ltd	749
858,000	*,e	Nippon Sheet Glass Co Ltd	727
232,450	e	Nippon Steel Trading Co Ltd	688
60,000		Nippon Thompson Co Ltd	249
856,000		Nishimatsu Construction Co Ltd	3,559
14,700		Nishio Rent All Co Ltd	289
407,000		Nisshinbo Industries, Inc	4,590
55,000		Nissin Electric Co Ltd	339
44,500		Nitta Corp	1,069
163,000	*	Nitto Boseki Co Ltd	488
61,747		Nitto Kogyo Corp	1,081
10,073		Nitto Kohki Co Ltd	193
23,610		NKT Holding AS	1,247
67,612		NN, Inc	1,251
5,766,371	e	Noble Group Ltd	1,687
47,394		Nolato AB (B Shares)	1,192
66,276	*	Nordex AG.	1,811
144,707		Nordson Corp	9,108
239,919		Noritake Co Ltd	507
28,600		Noritz Corp	430
32,639		NORMA Group	1,605
24,680	*	Nortek, Inc	1,562
1,035,937		Northrop Grumman Corp	171,914
27,144	*	Northwest Pipe Co	355
53,096	*,e	NOW, Inc	786
438,454		NSK Ltd	4,250
998,000		NTN Corp	4,118
12,261	*,e	NV5 Holdings, Inc	228
2,882,567		NWS Holdings Ltd	3,800
12,300		Obara Corp	483
1,135,754		Obayashi Corp	9,690
43,822	e	Obrascon Huarte Lain S.A.	578
201,090		OC Oerlikon Corp AG.	1,975
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,616	e	OHB AG.	$111
133,600	e	Oiles Corp	1,984
37,100		Okabe Co Ltd	313
152,641	e	Okuma Holdings, Inc	954
293,000		Okumura Corp	1,563
8,639	e	Omega Flex, Inc	289
60,996	*	Orascom Construction Ltd	671
252,961		Orbital ATK, Inc	18,180
95,000	e	Organo Corp	347
105,804	*	Orion Marine Group, Inc	633
75,600		OSG Corp	1,431
41,451	e	Oshkosh Truck Corp	1,506
123,100		OSJB Holdings Corp	227
85,321		Osram Licht AG.	4,420
7,617		Otokar Otobus Karoseri Sanayi AS	198
157,534	e	Outotec Oyj	583
2,764,590		Owens Corning, Inc	115,864
881,534		Paccar, Inc	45,990
19,989	e	Palfinger AG.	538
462,960	e	Parker Hannifin Corp	45,046
88,967	*	Patrick Industries, Inc	3,513
520,181		Peab AB (Series B)	3,618
43,361		Pentair plc	2,213
567,200		Penta-Ocean Construction Co Ltd	2,662
4,855		PER Aarsleff A.S.	1,666
96,583	*	Perini Corp	1,590
29,749		Pfeiffer Vacuum Technology AG.	3,437
172,074	*	Pgt, Inc	2,113
13,381		Pinguely-Haulotte	188
20,705	e	Pkc Group Oyj	376
3,582		Plasson	102
448,063	*,e	Plug Power, Inc	820
72,308	*	Ply Gem Holdings, Inc	846
338,600		Polyplex PCL	73
26,738		Porr AG.	687
24,191		Powell Industries, Inc	728
13,200	*,e	Power Solutions International, Inc	300
75,483	*	PowerSecure International, Inc	870
92,876		Precision Castparts Corp	21,335
10,577		Preformed Line Products Co	393
100,802	e	Primoris Services Corp	1,805
603,054	*	Promotora y Operadora de Infraestructura SAB de C.V.	6,635
95,374	*,e	Proto Labs, Inc	6,390
39,809		Prysmian S.p.A.	823
8,978,200		PT Adhi Karya Persero Tbk	1,384
7,236,600		PT Arwana Citramulia Tbk	221
1,200,000		PT Asahimas Flat Glass Tbk	477
2,803,600	*,m	PT Inovisi Infracom Tbk	22
2,156,200		PT Pembangunan Perumahan Tbk	512
4,023,000	*	PT Sitara Propertindo Tbk	130
10,738,700		PT Surya Semesta Internusa Tbk	496
4,063,100		PT Total Bangun Persada Tbk	163
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,027,361		PT United Tractors Tbk	$4,821
4,581,769		PT Waskita Karya Persero Tbk	486
2,151,300		PT Wijaya Karya	381
1,663,026		QinetiQ plc	5,682
115,370		Quanex Building Products Corp	2,096
110,969	*	Quanta Services, Inc	2,687
2,813		R Stahl AG.	104
72,000		Raito Kogyo Co Ltd	682
171,993		Ramirent Oyj	1,319
137,100		Randon Participacoes S.A.	101
4,846		Rational AG.	1,939
215,687		Raubex Group Ltd	272
97,049	e	Raven Industries, Inc	1,645
1,068,434		Raytheon Co	116,737
59,221		RBC Bearings, Inc	3,537
1,074,917		Rechi Precision Co Ltd	749
96,884		Regal-Beloit Corp	5,469
574,664		Reunert Ltd	2,529
401,597		Rexel S.A.	4,944
398,495	*	Rexnord Corp	6,766
40,171		Rheinmetall AG.	2,470
480,583		Rich Development Co Ltd	141
3,158	e	Rieter Holding AG.	468
272,039		Rockwell Automation, Inc	27,604
552,094		Rockwell Collins, Inc	45,183
6,888	e	Rockwool International AS (B Shares)	982
1,289,358		Rolls-Royce Group plc	13,226
440,327		Roper Industries, Inc	68,999
857,552		Rotork plc	2,142
168,000		Ruentex Engineering & Construction Co	183
92,610	*	Rush Enterprises, Inc (Class A)	2,241
224,710		Russel Metals, Inc	3,639
1,173,000		Ryobi Ltd	4,388
18,667		S&T Dynamics Co Ltd	218
63,473		Saab AB (Class B)	1,700
330,435	e	Sacyr Vallehermoso S.A.	733
115,374		Sadbhav Engineering Ltd	523
829,621		Safran S.A.	62,381
71,477		Saft Groupe S.A.	2,335
563,151		Salfacorp S.A.	296
8,720		Sam Yung Trading Co Ltd	150
22,057	*	Samho International Co Ltd	369
72,430		Sammok S-Form Co Ltd	1,304
29,364	*	Samsung Engineering Co Ltd	759
168,473		Samsung Heavy Industries Co Ltd	1,757
36,436		Samsung Techwin Co Ltd	955
125,623		San Shing Fastech Corp	233
685,778		Sandvik AB	5,842
119,500	e	Sanki Engineering Co Ltd	903
50,000		Sanko Gosei Ltd	152
26,500		Sankyo Tateyama, Inc	411
353,000		Sanwa Shutter Corp	2,430
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
850,000	*,e	Sany Heavy Equipment International	$180
164,000		Sanyo Denki Co Ltd	981
20,195		Schindler Holding AG.	2,901
15,870		Schindler Holding AG. (Registered)	2,328
40,029	*	Schneider Electric Infrastructure Ltd	102
1,396,863		Schneider Electric S.A.	78,223
2,349		Schweiter Technologies AG.	1,895
223,532		Seibu Holdings, Inc	4,530
130,400		Sekisui Jushi Corp	1,702
813,883		SembCorp Industries Ltd	1,986
787,943	e	SembCorp Marine Ltd	1,272
11,988	e	Semperit AG. Holding	363
457,410		Senior plc	1,742
5,424	*	Sensata Technologies Holding BV	241
16,646		SFS Group AG.	1,005
206,967	*,e	SGL Carbon AG.	3,298
230,508	*	SGSB Group Co Ltd	204
100,200	*	Shanghai Automation Instrumentation Co Ltd	110
312,380		Shanghai Diesel Engine Co Ltd	215
3,281,304	e	Shanghai Electric Group Co Ltd	1,795
215,100	m	Shanghai Erfangji Co Ltd	183
856,600		Shanghai Highly Group Co Ltd	526
1,587,695	e	Shanghai Industrial Holdings Ltd	3,522
682,000		Shanghai Prime Machinery Co Ltd	112
49,300	e	Shibuya Kogyo Co Ltd	744
478,221		Shikun & Binui Ltd	870
79,600	e	Shima Seiki Manufacturing Ltd	1,096
334,451		Shimizu Corp	2,872
872,000		Shin Zu Shing Co Ltd	2,638
262,590		Shinmaywa Industries Ltd	2,652
19,400		SHO-BOND Holdings Co Ltd	741
9,100		Showa Aircraft Industry Co Ltd	84
1,240,727		Siemens AG.	110,843
138,932		Siemens India Ltd	2,814
553,960		SIG plc	1,456
3,696,511		Sime Darby BHD	6,547
110,834		Simpson Manufacturing Co, Inc	3,712
3,962,000		Singamas Container Holdings Ltd	514
1,343,087		Singapore Technologies Engineering Ltd	2,818
649,457		Sino Thai Engineering & Construction PCL	434
3,966,787		Sinopec Engineering Group Co Ltd	3,465
1,994,500	e	Sinotruk Hong Kong Ltd	717
883,519		Sintex Industries Ltd	1,423
142,000		Sintokogio Ltd	1,114
46,510		SK C&C Co Ltd	9,600
140,732		SK Networks Co Ltd	820
825,124		Skanska AB (B Shares)	16,199
102,638		SKF AB (B Shares)	1,886
19,956		SKF India Ltd	382
11,268	*	SLM Solutions Group AG.	185
224,561		SM Investments Corp	4,281
29,992		SMC Corp	6,567
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
112,332		Smiths Group plc	$1,712
397,183		Snap-On, Inc	59,951
362,197	e	SNC-Lavalin Group, Inc	10,308
284,016	*	SOCAM Development Ltd	176
41,700	e	Sodick Co Ltd	261
3,475,000		Sojitz Holdings Corp	6,474
5,407	e	Solar Holdings AS (B Shares)	326
118,501	*,e	SolarCity Corp	5,061
27,393	*	Sparton Corp	586
521,836		Speedy Hire plc	268
169,800		Spirax-Sarco Engineering plc	7,207
821,963	*	Spirit Aerosystems Holdings, Inc (Class A)	39,734
527,702		SPX Corp	6,290
572,632	*	SPX FLOW, Inc	19,716
114,400	*	Sriracha Construction PCL	77
63,464		Standex International Corp	4,782
404,586		Stanley Works	39,237
33,700	e	Star Micronics Co Ltd	460
117,845		Sterlite Technologies Ltd	159
42,152	*,e	Stock Building Supply Holdings, Inc	742
384,120		STP & I PCL	159
564,000	*,e	STX OSV Holdings Ltd	175
6,358		Sulzer AG.	623
1,542,668	*,e	Sumitomo Corp	14,918
15,600		Sumitomo Densetsu Co Ltd	189
6,661,537		Sumitomo Heavy Industries Ltd	26,397
799,800	e	Sumitomo Mitsui Construction C	967
18,538,302	*,e	Summit Ascent Holdings Ltd	9,685
60,258		Sun Hydraulics Corp	1,655
16,459		Sung Kwang Bend Co Ltd	142
385,553	*,e	Sunrun, Inc	3,998
93,000		Sunspring Metal Corp	115
5,294,755	*	Sunway Construction Group BHD	1,409
3,628,923	*	Suzlon Energy Ltd	1,159
354,000		Syncmold Enterprise Corp	501
210,000		Tadano Ltd	2,331
8,557	*	Taewoong Co Ltd	108
39,993	*	Taeyoung Engineering & Construction	218
98,102	*,m	Taihan Electric Wire Co Ltd	0	^
127,000	e	Taihei Dengyo Kaisha Ltd	1,307
26,300		Taikisha Ltd	595
1,114,121		Taisei Corp	7,263
527,316		Taiwan Glass Industrial Corp	193
82,929	e	Takara Standard Co Ltd	589
52,300		Takasago Thermal Engineering Co Ltd	724
10,900		Takeuchi Manufacturing Co Ltd	191
66,000		Takuma Co Ltd	498
85,902	e	TAL International Group, Inc	1,174
18,619	e	Tarkett S.A.	435
156,114	*,e	Taser International, Inc	3,438
271,000	e	Tat Hong Holdings Ltd	92
34,400		Tatsuta Electric Wire and Cable Co Ltd	125
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
359,800	*	Tebrau Teguh BHD	$66
5,198,400	*,e	Tech Pro Technology Development Ltd	1,216
4,788,443		Teco Electric and Machinery Co Ltd	3,776
17,600	e	Teikoku Sen-I Co Ltd	205
109,234		Tekfen Holding AS	151
111,000	e	Tekken Corp	282
110,020	*	Teledyne Technologies, Inc	9,935
86,003		Tennant Co	4,832
3,668,222		Terex Corp	65,808
44,229		Texmaco Rail & Engineering Ltd	78
57,551	e	Textainer Group Holdings Ltd	949
2,484,823		Textron, Inc	93,529
375,361		Thales S.A.	26,172
21,992	*,e	The ExOne Company	148
44,023		Thermax Ltd	571
119,175	*	Thermon Group Holdings	2,449
202,992	e	THK Co Ltd	3,233
321,661		Timken Co	8,842
13,811		Timken India Ltd	127
118,327	e	Titan International, Inc	782
48,001	*,e	Titan Machinery, Inc	551
12,325	*	TK Corp	110
125,923		TKH Group NV	4,568
156,000		Toa Corp/Tokyo	375
12,900		Tocalo Co Ltd	234
393,000		Toda Corp	1,741
72,000		Toenec Corp	526
276,700	e	Tokai Corp	1,154
175,460	e	Tokyu Construction Co Ltd	1,453
709,703		Tong-Tai Machine & Tool Co Ltd	522
44,730		Toro Co	3,155
170,904		Toromont Industries Ltd	4,158
3,486,858	*	Toshiba Corp	8,784
313,964		Toshiba Machine Co Ltd	985
38,600		Toshiba Plant Systems & Services Corp	378
24,900		Totetsu Kogyo Co Ltd	533
69,339		Toto Ltd	2,161
198,600	e	Toyo Construction Co Ltd	871
115,000	e	Toyo Engineering Corp	278
12,200	e	Toyo Tanso Co Ltd	153
248,853		Toyota Tsusho Corp	5,245
296,515		Trakya Cam Sanayi AS	184
255,095	*	TransDigm Group, Inc	54,185
1,071,493		Travis Perkins plc	31,966
248,751		Trelleborg AB (B Shares)	3,941
76,639	e	Trevi Finanziaria S.p.A.	97
82,192	*	Trex Co, Inc	2,739
172,317	*	Trimas Corp	2,817
405,267		Trinity Industries, Inc	9,187
679,252		Triumph Group, Inc	28,583
17,500		Trusco Nakayama Corp	619
313,000		Tsubakimoto Chain Co	1,962
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
136,000	e	Tsugami Corp	$504
25,800	e	Tsukishima Kikai Co Ltd	215
14,700		Tsurumi Manufacturing Co Ltd	236
127,000		TTCL PCL	80
748,158		Turk Sise ve Cam Fabrikalari AS	710
30,887	e	Twin Disc, Inc	383
906,900		UEM Edgenta BHD	734
69,026	e	Ultra Electronics Holdings	1,790
9,900		Union Tool Co	239
482,200		Unique Engineering & Construction PCL	266
1,082,200		United Engineers Ltd	1,465
778,000		United Integrated Services Co Ltd	842
176,506	*	United Rentals, Inc	10,599
709,329		United Technologies Corp	63,123
2,605,558	*	Univar, Inc	47,291
101,852		Universal Forest Products, Inc	5,875
54,160		Uponor Oyj	704
3,883,598	*,e	USG Corp	103,381
1,065,200		Ushio, Inc	12,797
124,690	e	Vallourec	1,108
313,571		Valmet Corp	3,039
51,536	e	Valmont Industries, Inc	4,890
93,862	*	Vectrus, Inc	2,069
32,324	*,e	Veritiv Corp	1,204
532,646		Vestas Wind Systems AS	27,692
558,600		Vesuvius plc	2,987
50,995	*	Vicor Corp	520
1,379,198		Vinci S.A.	87,701
259,940		Voltas Ltd	1,068
39,900		Voltronic Power Technology Corp	519
5,664,653		Volvo AB (B Shares)	54,263
8,897	e	Vossloh AG.	662
54,497	e	W.W. Grainger, Inc	11,717
184,885	*	Wabash National Corp	1,958
358,013	*	WABCO Holdings, Inc	37,531
76,165		Wacker Construction Equipment AG.	1,105
17,983	e	Wajax Income Fund	298
85,900		Wakita & Co Ltd	777
3,057,300	*	Walsin Lihwa Corp	652
2,601		Walter Meier AG.	94
47,272		Wartsila Oyj (B Shares)	1,876
61,472		Watsco, Inc	7,283
127,810		Watts Water Technologies, Inc (Class A)	6,751
916,212		WCT Berhad	286
584,344		Weg S.A.	2,277
1,241,868		Weichai Power Co Ltd	1,162
980,657		Weir Group plc	17,398
204,226	*,e	WESCO International, Inc	9,490
433,197		Westinghouse Air Brake Technologies Corp	38,143
55,188	*,e	Westport Innovations, Inc	137
4,555,547		Wienerberger AG.	80,272
48,481		Wilson Bayly Holmes-Ovcon Ltd	388
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
310,638		Wolseley plc	$18,170
167,134		Woodward Governor Co	6,802
78,128	e	WSP Global, Inc	2,637
27,708	*	Xerium Technologies, Inc	360
98,112		Xxentria Technology Materials Corp	255
1,435,619		Xylem, Inc	47,160
10,395		Y G-1 Co Ltd	104
84,600		Yahagi Construction Co Ltd	759
100,800		YAMABIKO Corp	823
154,500		Yamazen Corp	1,277
9,598,349		Yangzijiang Shipbuilding	7,675
139,906		Yazicilar Holding AS	750
416,700		Yinson Holdings BHD	273
105,030	e	YIT Oyj	575
28,700	e	Yokogawa Bridge Holdings Corp	242
2,056,000		Yuanda China Holdings Ltd	97
52,100		Yuasa Trading Co Ltd	1,072
872,000		Yungtay Engineering Co Ltd	1,385
136,000		Yurtec Corp	1,230
8,200		Yushin Precision Equipment Co Ltd	140
83,092	e	Zardoya Otis S.A.	898
24,631		Zehnder Group AG.	810
187,400		Zhengzhou Coal Mining Machinery Group Co Ltd	80
2,737,395		Zhuzhou CSR Times Electric Co Ltd	20,369
58,637		Zodiac S.A.	1,346
76,021		Zumtobel AG.	1,672
		TOTAL CAPITAL GOODS	7,808,201

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
597,719	*	AA plc	2,565
174,288		ABM Industries, Inc	4,760
293,095	e	Acacia Research (Acacia Technologies)	2,661
287,183	*	ACCO Brands Corp	2,030
166,643		Adcorp Holdings Ltd	338
705,929		Adecco S.A.	51,699
118,900		Administaff, Inc	5,223
751,045	e	ADT Corp	22,456
109,008	*	Advisory Board Co	4,964
28,100		Aeon Delight Co Ltd	812
132,647		AF AB	1,838
65,924		Aggreko plc	950
18,921		Akka Technologies S.A.	489
421,492		ALS Ltd	1,371
12,137		Amadeus Fire AG	1,078
57,625		American Banknote S.A.	665
57,503		American Ecology Corp	2,510
101,312		Applus Services S.A.	963
110,043	*	ARC Document Solutions, Inc	655
18,363		Assystem	376
10,400	e	Asukanet Co Ltd	235
247,504		Atkins WS plc	5,213
235,029		Babcock International Group	3,251
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
18,590		Barrett Business Services, Inc	$798
438,000	*	Beijing Development HK Ltd	100
16,900	e	Benefit One, Inc	286
16,162		Bertrandt AG.	1,688
35,522	e	Bilfinger Berger AG.	1,317
139,490		Black Diamond Group Ltd	870
798,117		Blue Label Telecoms Ltd	569
126,480	e	Brady Corp (Class A)	2,487
2,295,668		Brambles Ltd	15,770
127,930		Brink’s Co	3,455
952,000		Broad Greenstate International Co Ltd	210
58,807	e	Brunel International NV	1,000
362,344		Bureau Veritas S.A.	7,649
411,062	e	Cabcharge Australia Ltd	867
176,103		Cape plc	627
619,429		Capita Group plc	11,250
4,372,000	*,e	Capital Environment Holdings Ltd	215
109,329	*	Casella Waste Systems, Inc (Class A)	634
216,560		Caverion Corp	2,165
155,786	*,e	CBIZ, Inc	1,530
62,537		CDI Corp	535
156,995		CEB, Inc	10,729
109,408	e	Ceco Environmental Corp	896
14,598		Cewe Color Holding AG.	812
3,901,259		China Everbright International Ltd	5,481
332,227		Cintas Corp	28,488
429,939	*,e	Clean Harbors, Inc	18,904
62,000		Cleanaway Co Ltd	277
299,349	e	CNH Industrial NV (NYSE)	1,952
31,200		Contax Participacoes S.A.	18
434,043	*	Copart, Inc	14,280
267,935		Covanta Holding Corp	4,675
45,403	*	CRA International, Inc	980
108,039		Credit Corp Group Ltd	776
398,611		Dai Nippon Printing Co Ltd	3,852
34,700		Daiseki Co Ltd	592
377,857		Davis Service Group plc	5,746
99,755		De La Rue plc	728
143,709		Deluxe Corp	8,010
77,114		Derichebourg	222
447,393		Downer EDI Ltd	1,058
116,380		Dun & Bradstreet Corp	12,220
107,198		Duskin Co Ltd	1,941
337,000	*	Dynagreen Environmental Protection Group Co Ltd	175
278,755		Eastern Media International Corp	55
1,593,897		Edenred	26,099
601,004	g	Elior Participations S.C.A	11,511
65,434		Elis S.A.	1,022
10,400		en-japan, Inc	278
67,218		Ennis, Inc	1,167
491,201		Equifax, Inc	47,735
100,259		Essendant, Inc	3,251
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,293,996		Experian Group Ltd	$20,773
84,478		Exponent, Inc	3,764
375,000	*	Flow Traders BV	14,611
45,429	*	Franklin Covey Co	730
133,686	*	FTI Consulting, Inc	5,549
15,463,000	*,m	Fung Choi Media Group Ltd	109
61,224		G & K Services, Inc (Class A)	4,079
25,019		Gategroup Holding AG.	843
19,523		GL Events	378
59,383	*	GP Strategies Corp	1,355
9,655,115		Group 4 Securicor plc	33,753
3,014		Groupe CRIT	156
34,147		Gunnebo AB	152
8,993,110		Hays plc	20,904
187,324	e	Healthcare Services Group	6,313
47,047		Heidrick & Struggles International, Inc	915
27,680	*	Heritage-Crystal Clean, Inc	284
187,390		Herman Miller, Inc	5,404
128,085	*	Hill International, Inc	420
189,965		HNI Corp	8,150
393,029		HomeServe plc	2,413
193,158	e	Horizon North Logistics, Inc	344
72,308	*	Huron Consulting Group, Inc	4,521
67,487	*	ICF International, Inc	2,051
592,156	*	ICO Global Communications Holdings Ltd	426
137,603	*	IHS, Inc (Class A)	15,962
92,560	*,e	Innerworkings, Inc	579
292,454		Interface, Inc	6,563
122,854		Intertek Group plc	4,534
275,421		Intrum Justitia AB	9,527
3,040,000	*,e	iOne Holdings Ltd	114
81,874		IPH Ltd	398
136,090		ISS A.S.	4,520
47,900		Itoki Corp	305
9,867		Kaba Holding AG.	6,060
86,584		KAR Auction Services, Inc	3,074
24,000		KD Holding Corp	115
72,262		Kelly Services, Inc (Class A)	1,022
72,468		KEPCO Plant Service & Engineering Co Ltd	7,398
112,951		Kforce, Inc	2,968
151,553		Kimball International, Inc (Class B)	1,434
122,276		Knoll, Inc	2,688
247,300		Kokuyo Co Ltd	2,626
193,270		Korn/Ferry International	6,391
135,000		Kyodo Printing Co Ltd	373
124,757		Loomis AB	3,270
396,477		Manpower, Inc	32,468
13,962		Matsuda Sangyo Co Ltd	150
93,482		Matthews International Corp (Class A)	4,578
80,564		McGrath RentCorp	2,150
187,209		McMillan Shakespeare Ltd	1,625
28,800		Meitec Corp	1,005
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
488,955		Michael Page International plc	$3,511
159,542	e	Mineral Resources Ltd	466
45,233	*	Mistras Group, Inc	581
360,495		Mitie Group	1,665
17,872		Mitsubishi Pencil Co Ltd	846
142,542		Mobile Mini, Inc	4,389
351,853	e	Moleskine S.p.A	610
43,556	e	Morneau Sobeco Income Fund	501
42,800		Moshi Moshi Hotline, Inc	442
142,874		MSA Safety, Inc	5,711
31,796		Multi-Color Corp	2,432
198,988	*	Navigant Consulting, Inc	3,166
658,499		Nielsen NV	29,283
33,100	e	Nihon M&A Center, Inc	1,446
11,800	e	Nippon Kanzai Co Ltd	178
232,100	e	Nippon Parking Development Co Ltd	247
119,660	e	Nissha Printing Co Ltd	2,288
20,745		NL Industries, Inc	62
34,600		Nomura Co Ltd	491
65,700		Okamura Corp	593
136,114	*	On Assignment, Inc	5,023
17,668		Oyo Corp	206
143,500		Park24 Co Ltd	2,693
32,000		Pilot Corp	1,324
467,228		Pitney Bowes, Inc	9,274
143,860	e	Progressive Waste Solutions Ltd	3,804
292,939		Prosegur Cia de Seguridad S.A.	1,411
176,422		Quad	2,135
1,028,304	e	R.R. Donnelley & Sons Co	14,972
244,392		Randstad Holdings NV	14,608
382,000	*	Realord Group Holdings Ltd	144
320,059		Recall Holdings Ltd	1,652
209,459		Recruit Holdings Co Ltd	6,280
854,077		Regus plc	3,974
4,422,570		Rentokil Initial plc	9,879
501,539		Republic Services, Inc	20,663
129,707		Resources Connection, Inc	1,955
288,019	e	Ritchie Bros Auctioneers, Inc	7,446
565,236		Robert Half International, Inc	28,917
416,343		Rollins, Inc	11,187
294,282		RPS Group plc	1,002
338,045	*	RPX Corp	4,638
22,994		S1 Corp (Korea)	1,810
654,665		SAI Global Ltd (New)	2,096
23,552	e	Sato Corp	439
3,289		Seche Environnement S.A.	118
166,854		Secom Co Ltd	10,035
574,329		Securitas AB (B Shares)	7,024
646,644	e	Seek Ltd	5,480
1,116,540	e	Serco Group plc	1,725
252,414	e	SG Fleet Group Ltd	526
5,148		SGS S.A.	8,996
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
214,100		Shanghai Youngsun Investment C	$415
555,654		Shanks Group plc	771
171,625		Shenzhen Dongjiang Environmental Co Ltd	267
69,345		Societe BIC S.A.	10,775
66,700	e	Sohgo Security Services Co Ltd	3,046
58,803	*	SP Plus Corp	1,361
57,192		Sporton International, Inc	333
1,959,826		Spotless Group Holdings Ltd	2,970
211,402	e	Stantec, Inc	4,622
210,631		Steelcase, Inc (Class A)	3,878
504,807	*	Stericycle, Inc	70,325
17,071		Synergie S.A	446
560,520		Taiwan Secom Co Ltd	1,578
405,670		Taiwan-Sogo Shinkong Security Corp	481
53,008	*	Team, Inc	1,703
33,200		TechnoPro Holdings, Inc	880
231,184		Teleperformance	17,542
64,100		Temp Holdings Co Ltd	2,929
178,159		Tetra Tech, Inc	4,331
310,000		Tianjin Capital Environmental Protection Group Co Ltd	184
142,400		Toppan Forms Co Ltd	1,692
438,669		Toppan Printing Co Ltd	3,534
175,103		Towers Watson & Co	20,554
331,183		Tox Free Solutions Ltd	601
222,963		Transcontinental, Inc	3,174
444,383	*	Transfield Services Ltd	332
4,836,278	e	Transpacific Industries Group Ltd	2,323
11,610	*	TransUnion	292
40,139	*,e	TRC Cos, Inc	475
168,973	*	TriNet Group, Inc	2,839
205,515	*	TrueBlue, Inc	4,618
1,786,908	e	Tyco International plc	59,790
50,023		Unifirst Corp	5,343
66,700		USG People NV	913
831,022		Veda Group Ltd	1,566
927,951	*	Verisk Analytics, Inc	68,585
53,455		Viad Corp	1,550
10,754	*	Volt Information Sciences, Inc	98
9,864		VSE Corp	395
128,388	*	WageWorks, Inc	5,788
79,153		Waste Connections, Inc	3,845
1,201,344		Waste Management, Inc	59,839
182,224		West Corp	4,082
273,451		Yem Chio Co Ltd	103
735,000	e	Yestar International Holdings Co Ltd	292
38,600	e	Yumeshin Holdings Co Ltd	229
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,277,381

CONSUMER DURABLES & APPAREL - 2.6%
823,000		361 Degrees International Ltd	258
1,130,000		Ability Enterprise Co Ltd	557
47,260	*	Accell Group NV	1,010
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,539,302		Adidas-Salomon AG.	$124,110
20,075	*	Agabang&Company	206
293,677		Aksa Akrilik Kimya Sanayii	947
223,200		Alpine Electronics, Inc	2,446
204,358		Altek Corp	182
333,710		Amer Sports Oyj (A Shares)	8,488
821,157		AmTRAN Technology Co Ltd	389
3,309,586	e	Anta Sports Products Ltd	8,591
733,290		Arcelik AS	3,575
32,225	e	Arctic Cat, Inc	715
43,000	*	Arezzo Industria e Comercio S.A.	216
1,521,830		Arvind Ltd	6,495
31,938		Asics Corp	761
29,973		Bajaj Electricals Ltd	114
39,995	*,e	Bang & Olufsen AS (B Shares)	278
2,423,463		Barratt Developments plc	23,672
6,853		Basic House Co Ltd	63
27,434		Bassett Furniture Industries, Inc	764
16,228		Bata India Ltd	267
77,792	*,e	Beazer Homes USA, Inc	1,037
11,643,711		Belle International Holdings Ltd	10,126
338,723		Bellway plc	12,763
307,879		Berkeley Group Holdings plc	15,585
286,000		Best Pacific International Holdings Ltd	118
3,668		Bijou Brigitte AG.	202
647,049	*,e	Billabong International Ltd	296
59,251	*	Black Diamond, Inc	372
342,089		Bombay Dyeing & Manufacturing Co Ltd	331
2,658,000	e	Bosideng International Holdings Ltd	238
270,419		Bovis Homes Group plc	4,127
102,247	*	BRP, Inc	1,940
29,655	e	Brunello Cucinelli S.p.A	538
148,463		Brunswick Corp	7,110
607,257		Burberry Group plc	12,588
208,121		Callaway Golf Co	1,738
315,050		Carter’s, Inc	28,556
227,815	e	Casio Computer Co Ltd	4,147
26,260	*	Cavco Industries, Inc	1,788
16,253		CCC S.A.	702
2,340,000		Cecep Costin New Materials Grp Ltd	401
35,837	*,e	Century Communities, Inc	711
33,713	*	Cherokee, Inc	523
820,000		China Creative Home Group Ltd	98
2,979,400	e	China Dongxiang Group Co	720
2,085,000	*	China Household Holdings Ltd	84
3,590,000	*,e,g	China Jicheng Holdings Ltd	946
1,050,000	e	China Lilang Ltd	899
19,100		Chofu Seisakusho Co Ltd	373
1,462	*	Chokwang Leather Co Ltd	68
118,614		Christian Dior S.A.	22,223
747,575		Cie Financiere Richemont S.A.	58,169
1,338,000	e	Citychamp Watch & Jewellery Group Ltd	205
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
115,000	e	Clarion Co Ltd	$364
19,200		Cleanup Corp	141
1,825,351		Coach, Inc	52,807
72,746		Columbia Sportswear Co	4,277
745,600	*,e	Consorcio ARA, S.A. de C.V.	269
14,900	e	Corona Corp	135
654,100	*,e,m	Corp GEO S.A. de C.V. (Series B)	0	^
468,000	e,g	Cosmo Lady China Holdings Co Ltd	497
268,181		Crest Nicholson Holdings plc	2,321
200,225	*	CROCS, Inc	2,588
24,064		CSS Industries, Inc	634
4,006	*	Cuchen Co Ltd	97
4,333		Cuckoo Electronics Co Ltd	996
23,249		Culp, Inc	746
1,291,258		Cyrela Brazil Realty S.A.	2,694
181,862	*	Deckers Outdoor Corp	10,559
53,615		De’Longhi S.p.A.	1,317
8,694		Delta-Galil Industries Ltd	261
42,190		Descente Ltd	598
456,900		Direcional Engenharia S.A.	417
31,486		Dorel Industries, Inc (Class B)	742
1,416,145		DR Horton, Inc	41,578
77,365		Duni AB	1,137
987,855		Eclat Textile Co Ltd	15,686
3,247,756		Electrolux AB (Series B)	91,771
27,538	e	Escalade, Inc	435
66,933	e	Ethan Allen Interiors, Inc	1,768
198,300		Even Construtora e Incorporadora S.A.	172
54,099		Ez Tec Empreendimentos e Participacoes S.A.	158
298,640		Feng TAY Enterprise Co Ltd	1,861
74,600	e	Fields Corp	1,014
10,401		Fila Korea Ltd	874
17,893		Flexsteel Industries, Inc	559
1,466		Forbo Holding AG.	1,648
573,852		Formosa Taffeta Co Ltd	543
108,679		Forus S.A.	244
129,514	*,e	Fossil Group, Inc	7,237
72,991		Foster Electric Co Ltd	1,461
21,400		France Bed Holdings Co Ltd	151
504,800	e	Fuguiniao Co Ltd	766
126,000		Fujibo Holdings Inc	236
95,000		Fujitsu General Ltd	1,036
141,400	*	Funai Electric Co Ltd	1,309
313,400		Gafisa S.A.	160
154,831	e	Garmin Ltd	5,555
72,754	*	Geox S.p.A.	307
24,907	e	Gerry Weber International AG.	377
312,379		Giant Manufacturing Co Ltd	2,278
110,608	*	G-III Apparel Group Ltd	6,820
264,823		Gildan Activewear, Inc	7,993
5,740,000	*	Global Brands Group Holding Ltd	1,188
6,400		Goldwin, Inc	289
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
682,000		Goodbaby International Holding	$304
742,683	*,e	GoPro, Inc	23,187
53,811	*	Green Brick Partners, Inc	583
342,396		GUD Holdings Ltd	2,083
1,063,000		Gunze Ltd	3,216
1,840,983		Haier Electronics Group Co Ltd	3,091
2,994,000	*,e	Haier Healthwise Holdings Ltd	193
13,618		Handsome Co Ltd	450
1,871,133		Hanesbrands, Inc	54,151
17,799		Hansae Co Ltd	832
34,819		Hansae Yes24 Holdings Co Ltd	701
27,489		Hanssem Co Ltd	6,656
814,443		Harman International Industries, Inc	78,178
603,266		Hasbro, Inc	43,520
509,800		Haseko Corp	5,775
737,348		Hefei Meiling Co Ltd	418
160,100		Heiwa Corp	2,746
314,350		Helbor Empreendimentos S.A.	152
119,321	*	Helen of Troy Ltd	10,655
31,793		Hermes International	11,573
381,000	*	Hisense Kelon Electrical Holdings Co Ltd	193
5,577		Hitachi Home & Life Solutions India Ltd	121
23,050	*	HLB, Inc	505
25,879	e	Hooker Furniture Corp	609
1,508,000	e	Hosa International Ltd	594
287,461	*,e	Hovnanian Enterprises, Inc (Class A)	509
196,130		Hugo Boss AG.	22,053
121,500		Hume Industries BHD	93
354,388		Husqvarna AB (B Shares)	2,324
69,382		Huvis Corp	506
10,196		Hyundai Livart Furniture Co Ltd	437
18,173		IC Companys AS	517
126,312	*,e	Iconix Brand Group, Inc	1,708
482,553		Iida Group Holdings Co Ltd	7,549
1,296		Ilshin Spinning Co Ltd	200
49,463	*,e	Installed Building Products Inc	1,250
79,343	*,e	iRobot Corp	2,312
52,699	*,e	Jakks Pacific, Inc	449
7,000	e	Japan Vilene Co Ltd	70
56,000	e	Japan Wool Textile Co Ltd	471
2,750,249	*,e	Jarden Corp	134,432
138,820	*	Jimmy Choo plc	291
178,499	*	Jinshan Development & Construction Co Ltd	131
252,087		JM AB	6,780
425,135		Johnson Health Tech Co Ltd	572
14,724		Johnson Outdoors, Inc	311
825,900	*,e	JVC KENWOOD Holdings, Inc	1,853
1,028,559	*	Kate Spade & Co	19,656
284,676	e	KB Home	3,857
1,058,000	*	Kinpo Electronics	339
13,852		Kitex Garments Ltd	179
42,244		KMC Kuei Meng International In	165
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,655,600		Konka Group Co Ltd	$1,013
172,000		Kurabo Industries Ltd	306
808		Kyungbang Ltd	142
536,004		Lao Feng Xiang Co Ltd	2,187
353,216		La-Z-Boy, Inc	9,381
943,800		Le Saunda Holdings	244
627,776		Lealea Enterprise Co Ltd	172
220,174		Leggett & Platt, Inc	9,082
16,502		Lennar Corp (B Shares)	653
239,794		Lennar Corp (Class A)	11,541
115,434		LG Electronics, Inc	4,459
62,620		LG Fashion Corp	1,732
35,753	*,e	LGI Homes, Inc	972
1,390,020	*,e	Li Ning Co Ltd	606
555,965	*	Li Peng Enterprise Co Ltd	146
61,851		Libbey, Inc	2,017
48,313	e	Lifetime Brands, Inc	675
1,306		LPP S.A.	2,692
303,566	*,e	Lululemon Athletica, Inc	15,376
1,059,250		Luthai Textile Co Ltd	1,309
270,698		Luxottica Group S.p.A.	18,761
287,088		LVMH Moet Hennessy Louis Vuitton S.A.	48,875
64,953	*	M/I Homes, Inc	1,532
371,262		Makalot Industrial Co Ltd	3,064
86,644	*	Malibu Boats Inc	1,211
657,200	e	Man Wah Holdings Ltd	644
6,442	*,m	Mariella Burani S.p.A.	0
34,255	e	Marine Products Corp	238
5,700		Mars Engineering Corp	96
1,746,783		Matsushita Electric Industrial Co Ltd	17,678
5,807,123	e	Mattel, Inc	122,298
424,400		MC Group PCL	156
14,147	*	MCBC Holdings, Inc	183
99,962	e	MDC Holdings, Inc	2,617
238,537		Merida Industry Co Ltd	1,288
110,353	*,e	Meritage Homes Corp	4,030
549,360	*	Michael Kors Holdings Ltd	23,205
38,100		Misawa Homes Co Ltd	231
40,000	e	Mitsui Home Co Ltd	200
92,000	e	Mizuno Corp	419
302,417	*	Mohawk Industries, Inc	54,976
446,067		Moncler S.p.A	7,988
82,508		Movado Group, Inc	2,131
1,287,065		MRV Engenharia e Participacoes S.A.	1,977
11,485		Nacco Industries, Inc (Class A)	546
568,235		Namco Bandai Holdings, Inc	13,188
35,000		Nan Liu Enterprise Co Ltd	184
209,923	*	Nautilus, Inc	3,149
20,892	*,e	New Home Co Inc	271
42,717	e	New Wave Group AB (B Shares)	165
2,073,031		Newell Rubbermaid, Inc	82,320
479,129		Nien Hsing Textile Co Ltd	293
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,997,703		Nike, Inc (Class B)	$368,628
175,224	e	Nikon Corp	2,119
118,188	e	Nobia AB	1,443
42,036	*,e	NVR, Inc	64,114
972,531		Onward Kashiyama Co Ltd	5,751
279,153		Oriental Weavers	363
1,257,759	*,g	OVS S.p.A	8,587
63,042		Oxford Industries, Inc	4,658
568,000	*,e,g	Ozner Water International Holding Ltd	105
2,148,778		Pacific Textile Holdings Ltd	2,925
9,038		Page Industries Ltd	1,829
267,000	e	PanaHome Corp	1,736
133,708		Pandora AS	15,620
167,284	*	PDG Realty S.A.	3
402,000	*,m	Peace Mark Holdings Ltd	0
4,086,000		Peak Sport Products Co Ltd	1,042
10,122		Pegas Nonwovens S.A.	358
306,491	*	Performance Sports Group Ltd	4,113
84,355	*,e	Performance Sports Group Ltd (Canada)	1,130
50,220	*	Perry Ellis International, Inc	1,103
496,851		Persimmon plc	15,122
139,666		Phillips-Van Heusen Corp	14,238
35,855		PIK Group (GDR)	104
14,554,200	*,e	Pioneer Corp	31,626
8,104,857		Playmates Holdings Ltd	8,436
1,724,000		Playmates Toys Ltd	334
66,879	e	Polaris Industries, Inc	8,017
114,138		Pool Corp	8,252
2,462,935		Pou Chen Corp	3,705
24,100		Pressance Corp	942
920,000	e	Prime Success International Group Ltd	209
31,236,400		PT Sri Rejeki Isman Tbk	820
1,245,053		Pulte Homes, Inc	23,494
227,000		Q Technology Group Co Ltd	40
275,101		Rajesh Exports Ltd	2,362
117,135		Ralph Lauren Corp	13,841
74,014		Raymond Ltd	483
600,608		Redrow plc	4,155
64,700		Restoque Comercio e Confeccoes de Roupas S.A.	53
28,697		Rinnai Corp	2,189
1,543,562		Ruentex Industries Ltd	2,743
122,763	e	Ryland Group, Inc	5,012
30,576	*,e	Safilo Group S.p.A.	358
55,838	e	Salvatore Ferragamo Italia S.p.A	1,489
51,114		Samick Musical Instruments Co Ltd	183
906,000		Sampo Corp	354
989,000		Samson Holding Ltd	126
56,900		Sangetsu Co Ltd	910
62,621		Sankyo Co Ltd	2,228
122,400		Sanyo Electric Taiwan Co Ltd	91
428,000		Sanyo Shokai Ltd	1,292
22,270		SEB S.A.	2,054
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
286,994	e	Sega Sammy Holdings, Inc	$2,801
384,000	e	Seiko Holdings Corp	2,233
1,087,030		Seiren Co Ltd	12,066
806,295		Sekisui Chemical Co Ltd	8,487
1,029,477		Sekisui House Ltd	16,126
66,492	*,e	Sequential Brands Group, Inc	962
385,900		Shanghai Haixin Group Co	230
338,365	*,e	Sharp Corp	388
223,400	*	Shenzhen China Bicycle Co Holdings Ltd	132
694,493		Shenzhou International Group Holdings Ltd	3,598
93,245		Shimano, Inc	13,100
263,000		Shinkong Textile Co Ltd	312
887,000	e	Sitoy Group Holdings Ltd	440
168,808	*	Skechers U.S.A., Inc (Class A)	22,634
58,269	*	Skullcandy, Inc	322
7,658,401		Skyworth Digital Holdings Ltd	5,213
139,486	*,e	Smith & Wesson Holding Corp	2,353
6,320,932	*	Sony Corp	154,939
340,453	*	Sony Corp (ADR)	8,341
336,845	*,g	Spin Master Corp	5,238
16,166		SRF Ltd	278
9,000		SRI Sports Ltd	84
487,476	*	Standard-Pacific Corp	3,900
25,800		Starts Corp, Inc	399
3,353,227	e	Steinhoff International Holdings Ltd	20,590
227,995	*	Steven Madden Ltd	8,349
48,991	e	Sturm Ruger & Co, Inc	2,875
156,154		Sumitomo Forestry Co Ltd	1,749
11,132	e	Superior Uniform Group, Inc	200
35,422		Swatch Group AG.	13,137
243,625		Swatch Group AG. (Registered)	17,575
6,656		Symphony Ltd	187
1,027,602		Tainan Spinning Co Ltd	435
244,600		Taiwan Paiho Ltd	667
220,893	e	Takamatsu Corp	4,680
15,800		Tamron Co Ltd	289
1,951,298	*	Tatung Co Ltd	301
129,575	*	Taylor Morrison Home Corp	2,418
7,751,211		Taylor Wimpey plc	22,965
3,990,000	e	TCL Multimedia Technology Holdings Ltd	1,792
2,152,000		Techtronic Industries Co	8,023
333,700		Tecnisa S.A.	261
45,105		Ted Baker plc	2,190
403,599	*	Tempur-Pedic International, Inc	28,829
955,500		Texhong Textile Group Ltd	660
2,524,000		Texwinca Holdings Ltd	2,276
288,775	e	Thomson	1,997
67,464	*,g	Thule Group AB	775
1,444,000		Time Watch Investments Ltd	232
12,078	e	Tod’s S.p.A.	1,058
7,890		Token Corp	593
179,593	*	Toll Brothers, Inc	6,149
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
465,704	*	TomTom NV	$4,767
59,068	e	Tomy Co Ltd	289
45,183	*	TopBuild Corp	1,399
48,000		Topkey Corp	187
79,000		Toung Loong Textile Manufacturing	288
420,373	*	TRI Pointe Homes, Inc	5,503
22,957		Trigano S.A.	1,091
15,414,000	e	Trinity Ltd	1,675
79,500		TSI Holdings Co Ltd	576
2,278		TTK Prestige Ltd	131
288,127	*	Tumi Holdings, Inc	5,077
243,567	e	Tupperware Corp	12,054
184,835	*,e	Under Armour, Inc (Class A)	17,888
40,625	*	Unifi, Inc	1,211
2,424,000	*	Unitika Ltd	1,157
88,997	*	Universal Electronics, Inc	3,741
208,800	e	Universal Entertainment Corp	3,684
591,479	*,e,m	Urbi Desarrollos Urbanos S.A. de C.V	0	^
9,981		Vaibhav Global Ltd	57
33,377		Vardhman Textiles Ltd	477
65,178	*,e	Vera Bradley, Inc	822
76,167	*	Vestel Elektronik Sanayi	100
1,586,352		VF Corp	108,205
37,628		Videocon Industries Ltd	79
102,413	*,e	Vince Holding Corp	351
113,828	*	Vista Outdoor, Inc	5,057
232,627		Wacoal Holdings Corp	2,783
40,311	*	WCI Communities, Inc	912
374,500		Weiqiao Textile Co	152
3,572,000		Welling Holding Ltd	594
22,809		Welspun India Ltd	294
20,010	e	Weyco Group, Inc	541
74,606		Whirlpool Corp	10,986
45,859	*	Whirlpool of India Ltd	460
46,788	*	William Lyon Homes, Inc	964
340,230	e	Wolverine World Wide, Inc	7,363
125,014		Woongjin Coway Co Ltd	8,846
401,631		Wuxi Little Swan Co Ltd	863
1,235,500		XTEP International Holdings	614
139,450		Yamaha Corp	3,089
16,500	e	Yondoshi Holdings, Inc	402
21,855		Youngone Corp	1,119
10,840		Youngone Holdings Co Ltd	785
1,413,407		Yue Yuen Industrial Holdings	5,259
1,058,000	e	Yuxing InfoTech Investment Holdings Ltd	292
75,007	*	Zagg, Inc	509
170,764		Zeng Hsing Industrial Co Ltd	662
79,600		Zhonglu Co Ltd	208
32,000	*,e	Zojirushi Corp	461
		TOTAL CONSUMER DURABLES & APPAREL	2,871,757
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
CONSUMER SERVICES - 2.1%
66,028	*,e	2U, Inc	$2,370
467,263		888 Holdings plc	1,166
2,350,381		Accor S.A.	110,203
52,600	e	Accordia Golf Co Ltd	475
4,884,000		Accordia Golf Trust	2,162
599,602	e	Advtech Ltd	534
123,454	e	Ainsworth Game Technology Ltd	244
8,068,000		Ajisen China Holdings Ltd	3,639
868,102	e	Alsea SAB de C.V.	2,579
113,805	*,e	Amaya, Inc	2,075
317,000		Ambassador Hotel	267
42,808	*,e	American Public Education, Inc	1,004
244,549	*,e	Apollo Group, Inc (Class A)	2,705
2,252,977		ARAMARK Holdings Corp	66,778
463,346	e	Ardent Leisure Group	880
830,941		Aristocrat Leisure Ltd	5,054
74,164	*	Ascent Media Corp (Series A)	2,031
59,500	e	Atom Corp	322
124,905	*	Autogrill S.p.A.	1,139
2,192,691	*	Belmond Ltd.	22,168
54,625	e	Benesse Corp	1,461
562,474		Berjaya Sports Toto BHD	394
217,619		Betfair Group plc	10,968
124,501		Betsson AB	2,097
72,653	*	BJ’s Restaurants, Inc	3,126
14,030,800		Bloomberry Resorts Corp	1,568
865,625		Bloomin’ Brands, Inc	15,737
57,675	e	Bob Evans Farms, Inc	2,500
84,918	*,e	Bojangles’, Inc	1,435
516,613	*	Boyd Gaming Corp	8,421
71,516	*	Bravo Brio Restaurant Group, Inc	806
146,577	*,e	Bridgepoint Education, Inc	1,117
95,237	*	Bright Horizons Family Solutions	6,118
323,094		Brinker International, Inc	17,017
76,335	*	Buffalo Wild Wings, Inc	14,766
767,056	e	Bwin.Party Digital Entertainment plc	1,292
142,466	*,e	Caesars Acquisition Co	1,012
142,370	*,e	Caesars Entertainment Corp	839
666,000		Cafe de Coral Holdings Ltd	2,229
33,499	*,e	Cambium Learning Group, Inc	160
79,144		Capella Education Co	3,919
63,040		Cara Operations Ltd	1,570
260,954	*	Career Education Corp	981
1,627,478		Carnival Corp	80,886
344,105		Carnival plc	17,803
49,343		Carriage Services, Inc	1,065
116,342	*	Carrols Restaurant Group, Inc	1,385
141,466		Cheesecake Factory	7,634
265,983	*,e	Chegg, Inc	1,918
6,320,000	e	China LotSynergy Holdings Ltd	275
378,000		China Maple Leaf Educational Systems Ltd	105
2,472,000		China Travel International Inv HK	905
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,405,000	*,e	China Vanguard Group Ltd	$178
77,361	*	Chipotle Mexican Grill, Inc (Class A)	55,719
51,851	e	Choice Hotels International, Inc	2,471
34,289		Churchill Downs, Inc	4,588
266,932	*	Chuy’s Holdings, Inc	7,581
20,150		Cie des Alpes	397
63,686		City Lodge Hotels Ltd	659
111,056		ClubCorp Holdings, Inc	2,383
20,137		Collectors Universe	304
58,000	e	Colowide Co Ltd	814
562,793		Compass Group plc	8,989
236,384	e	Corporate Travel Management Lt	1,610
114,970		Cox & Kings India Ltd	362
52,096	e	Cracker Barrel Old Country Store, Inc	7,673
14,200	e	Create Restaurants Holdings, Inc	294
2,474		Credu Corp	125
410,004		Crown Ltd	2,868
176,300		CVC Brasil Operadora e Agencia de Viagens S.A.	614
70,508		Daekyo Co Ltd	566
147,000		Dahan Development Corp	279
5,700	e	Daisyo Corp	67
356,078		Darden Restaurants, Inc	24,406
122,313	*	Dave & Buster’s Entertainment, Inc	4,627
59,537	*	Del Frisco’s Restaurant Group, Inc	827
453,899	*	Denny’s Corp	5,007
165,247	e	DeVry, Inc	4,496
105,693	*,e	Diamond Resorts International, Inc	2,472
56,024		Dignity plc	2,018
44,243		DineEquity, Inc	4,055
7,524	e	DO & CO AG.	610
239,125		Domino’s Pizza Enterprises Ltd	6,801
426,216		Domino’s Pizza UK & IRL plc	5,735
155,167		Domino’s Pizza, Inc	16,744
97,600		Doutor Nichires Holdings Co Ltd	1,496
2,501,773	*	Dubai Parks & Resorts PJSC	827
62,260	e	Dunkin Brands Group, Inc	3,051
2,735,400		Dynam Japan Holdings Co Ltd	3,398
4,733,959		Echo Entertainment Group Ltd	16,199
144,885		EIH Ltd	216
35,561	*,e	El Pollo Loco Holdings, Inc	383
69,901	*,e	Eldorado Resorts, Inc	631
1,485,000		Emperor Entertainment Hotel Ltd	267
42,288	*,e	Empire Resorts, Inc	178
104,112	e	EnerCare, Inc	1,099
686,152	*	Enterprise Inns plc	1,125
1,474,000		Erawan Group PCL	150
781,349		Estacio Participacoes S.A.	2,779
158,632	*,e	Euro Disney SCA	222
2,898,422		Extended Stay America, Inc	48,636
191,476	e	Famous Brands Ltd	1,867
67,934	*	Fiesta Restaurant Group, Inc	3,082
240,481		First Hotel	140
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
252,404	e	Flight Centre Ltd	$6,429
305,399	*,e	Fogo De Chao, Inc	4,764
47,363		Formosa International Hotels Corp	317
826,000	e	Fu Shou Yuan International Group Ltd	520
55,000	e	Fuji Kyuko Co Ltd	514
65,000	e	Fujita Kanko, Inc	224
297,434	e	G8 Education Ltd	613
31,800		GAEC Educacao S.A.	78
1,845,155		Galaxy Entertainment Group Ltd	4,726
2,262,408		Genting BHD	3,746
5,063,193		Genting International plc	2,586
936,742		Gold Reef Resorts Ltd	1,636
63,000		Gourmet Master Co Ltd	374
1,458		Graham Holdings Co	841
171,738	*	Grand Canyon Education, Inc	6,524
27,421		Grand Korea Leisure Co Ltd	772
112,492	*	Great Canadian Gaming Corp	1,572
306,348		Greene King plc	3,692
509,000		GuocoLeisure Ltd	285
119,369	e	GVC Holdings plc	736
594,983		H&R Block, Inc	21,538
30,145	*,e	Habit Restaurants, Inc	645
1,125,000	*,e,g	Haichang Holdings Ltd	220
8,060		Hana Tour Service, Inc	990
11,500	e	Hiday Hidaka Corp	291
3,442,548		Hilton Worldwide Holdings, Inc	78,972
26,400		Hiramatsu Inc	139
106,500		HIS Co Ltd	3,482
153,135	*	Homeinns Hotel Group (ADR)	4,401
269,300	*,e	Hoteles City Express SAB de C.V.	346
542,017	*	Houghton Mifflin Harcourt Co	11,008
146,850		Huangshan Tourism Development Co Ltd	225
111,082	*,e	Hyatt Hotels Corp	5,232
7,700	e	Ichibanya Co Ltd	350
486,891	*	Indian Hotels Co Ltd	640
91,271		InterContinental Hotels Group plc	3,162
178,567	e	International Game Technology plc	2,737
90,432		International Speedway Corp (Class A)	2,869
51,640		Intertain Group Ltd	444
267,684		Interval Leisure Group, Inc	4,915
104,666	*	Intralot S.A.-Integrated Lottery Systems & Services	199
115,869	*	Intrawest Resorts Holdings Inc	1,003
106,012	e	Invocare Ltd	812
260,569	*	Isle of Capri Casinos, Inc	4,544
35,930	*	J Alexander’s Holdings, Inc	358
152,549		Jack in the Box, Inc	11,752
38,757	*,e	Jamba, Inc	552
1,689		Jinmao Investments and Jinmao China Investments Holdings Ltd	1
545,752		Jollibee Foods Corp	2,255
27,466		Jubilant Foodworks Ltd	672
330,767	*	K12, Inc	4,115
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
397,525		Kangwon Land, Inc	$14,208
24,600	*,e	Kappa Create Co Ltd	253
18,200	e	Kisoji Co Ltd	301
382,000	*	KNT-CT Holdings Co Ltd	781
22,060	*,e	Kona Grill, Inc	347
7,400		Koshidaka Holdings Co Ltd	160
815,333		Kosmopolito Hotels International Ltd	155
210,021	*	Krispy Kreme Doughnuts, Inc	3,073
4,331,624		Kroton Educacional S.A.	8,424
4,513	e	Kuoni Reisen Holding	846
9,800		Kura Corp	311
10,500		Kyoritsu Maintenance Co Ltd	676
354,166	*	La Quinta Holdings, Inc	5,589
1,016,991		Ladbrokes plc	1,477
556,559	e	Las Vegas Sands Corp	21,133
11,844	e	Liberty Tax, Inc	276
336,597	*,e	LifeLock, Inc	2,949
3,128,000	*,e	Macau Legend Development Ltd	447
579,200		Magnum BHD	337
204,044	e	Mantra Group Ltd	575
68,215		Marcus Corp	1,319
256,208	e	Marriott International, Inc (Class A)	17,473
66,768		Marriott Vacations Worldwide Corp	4,550
594,026		Marston’s plc	1,347
6,900		Matsuya Foods Co Ltd	133
1,200,000	*	Max’s Group, Inc	540
1,787,941		McDonald’s Corp	176,166
17,153	e	McDonald’s Holdings Co Japan Ltd	385
8,587		MegaStudy Co Ltd	283
17,300	e	Meiko Network Japan Co Ltd	189
50,991,400	*	Melco Crown Philippines Resorts Corp	4,076
775,000	e	Melco International Development	953
538,681	e	Melco PBL Entertainment Macau Ltd (ADR)	7,412
86,953		Melia Hotels International S.A.	1,213
1,221,779	g	Merlin Entertainments plc	6,884
1,158,500	e	MGM China Holdings Ltd	1,350
3,237,514	*	MGM Resorts International	59,732
5,046,900		Minor International PCL (Foreign)	3,963
214,777	*	Mitchells & Butlers plc	1,029
9,914		Modetour Network, Inc	322
35,004	*	Monarch Casino & Resort, Inc	629
84,260	*	Morgans Hotel Group Co	280
23,200	e	MOS Food Services, Inc	492
13,937	e	MTY Food Group, Inc	332
237,284	e	Navitas Ltd	666
180,369	*	NET Holding AS	187
13,205		New Oriental Education & Technology Group (ADR)	267
185,695	*,e	NH Hoteles S.A.	998
33,633	*,e	Noodles & Co	476
2,166,362	*	Norwegian Cruise Line Holdings Ltd	124,133
9,800		Ohsho Food Service Corp	324
615,000	*,g	On the Beach Group plc	2,028
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
269,296		OPAP S.A.	$2,441
12,137	*	Orascom Development Holding AG.	147
109,700	e	Oriental Land Co Ltd	6,126
414,600	e	Overseas Union Enterprise Ltd	523
119,498		Paddy Power plc	13,826
25,104	*	Panera Bread Co (Class A)	4,855
195,976	e	Papa John’s International, Inc	13,420
651,212	*,e	Papa Murphy’s Holdings, Inc	9,560
50,618		Paradise Co Ltd	964
456,000	e	Paradise Entertainment Ltd	77
326,016	*,e	Penn National Gaming, Inc	5,471
396,800		Philweb Corp	158
5,200	*	Pierre & Vacances	141
233,587	*	Pinnacle Entertainment, Inc	7,905
36,259	*	Planet Fitness, Inc	622
18,800		Plenus Co Ltd	290
114,393	*	Popeyes Louisiana Kitchen, Inc	6,447
58,401	*,e	Potbelly Corp	643
337,000		Prestariang BHD	142
37,324	*	Red Robin Gourmet Burgers, Inc	2,827
397,000	e	Regal Hotels International Holdings Ltd	207
214,887	*,e	Regis Corp	2,815
3,557,834		Resorts World BHD	3,362
73,800	e	Resorttrust, Inc	1,836
2,046		Restaurant Brands International LP	71
1,961,775	e	Restaurant Brands International, Inc	70,467
223,434	e	Restaurant Brands International, Inc (Toronto)	8,043
197,935		Restaurant Group plc	2,025
414,216	e	Retail Food Group Ltd	1,210
8,535,535	e,m	REXLot Holdings Ltd	485
96,859		Rezidor Hotel Group AB	373
16,100	e	Ringer Hut Co Ltd	348
64,400	e	Round One Corp	259
198,837		Royal Caribbean Cruises Ltd	17,714
28,400		Royal Holdings Co Ltd	486
174,731	*	Ruby Tuesday, Inc	1,085
160,983		Ruth’s Chris Steak House, Inc	2,614
28,700	e	Saizeriya Co Ltd	651
7,864,295	e	Sands China Ltd	23,888
132,379	*,e	Scientific Games Corp (Class A)	1,383
176,406	e	SeaWorld Entertainment, Inc	3,142
246,400		Ser Educacional S.A.	533
535,898		Service Corp International	14,523
405,036	*	ServiceMaster Global Holdings, Inc	13,589
25,667	*,e	Shake Shack, Inc	1,217
1,214,000		Shanghai Jinjiang International Hotels Group Co Ltd	341
61,449		Shanghai Jinjiang International Travel Co Ltd	198
1,102,120		Shangri-La Asia Ltd	957
1,502		Shinsegae Food Co Ltd	254
170,343		Six Flags Entertainment Corp	7,798
3,447,613	e	SJM Holdings Ltd	2,455
48,548		SkiStar AB (Series B)	690
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
572,705		Sky City Entertainment Group Ltd	$1,372
108,200	*	Skylark Co Ltd	1,409
381,025	e	Slater & Gordon Ltd	792
24,403		Sodexho Alliance S.A.	2,025
93,400		Somos Educacao S.A.	309
735,513		Sonic Corp	16,880
159,893	e	Sotheby’s (Class A)	5,113
62,564		Speedway Motorsports, Inc	1,129
136,854		Spur Corp Ltd	326
578,593		SSP Group plc	2,679
15,800		St Marc Holdings Co Ltd	483
6,073,836		Starbucks Corp	345,237
203,925		Starwood Hotels & Resorts Worldwide, Inc	13,557
4,204	*	Steak N Shake Co	1,538
53,848	*	Steiner Leisure Ltd	3,402
28,873	*	Strayer Education, Inc	1,587
248,181		Sun International Ltd	1,563
2,128,100		Ta Enterprise BHD	298
1,489,500		TA Global BHD	95
1,711,017		Tabcorp Holdings Ltd	5,633
1,132,397		Tattersall’s Ltd	3,004
182,149		Texas Roadhouse, Inc (Class A)	6,776
1,473,071	*	Thomas Cook Group plc	2,584
59,711		Thomas Cook India Ltd	185
176,000		Tokyo Dome Corp	770
154,000		Tokyotokeiba Co Ltd	369
20,800	e	Toridoll.corp	247
7,000		Tosho Co Ltd	174
602,000	e	Tsui Wah Holdings Ltd	140
17,500	e	Tsukada Global Holdings Inc	107
487,463		TUI AG. (DI)	9,007
74,780		Unibet Group plc (ADR)	6,261
52,720		Universal Technical Institute, Inc	185
104,197		Vail Resorts, Inc	10,907
14,700	e	Watami Co Ltd	114
143,249	e	Wendy’s	1,239
87,876		Wetherspoon (J.D.) plc	980
44,903		Whistler Blackcomb Holdings, Inc	723
541,515		Whitbread plc	38,364
296,600		William Hill plc	1,578
15,822	*	Wingstop, Inc	379
54,220		Wowprime Corp	291
364,977	e	Wyndham Worldwide Corp	26,242
1,369,971	e	Wynn Macau Ltd	1,567
371,329	e	Wynn Resorts Ltd	19,725
366,000	g	Xiabuxiabu Catering Management China Holdings Co Ltd	180
325,000		YBM Sisa.com, Inc	1,051
31,000	e	Yomiuri Land Co Ltd	100
59,800		Yoshinoya D&C Co Ltd	776
944,594		Yum! Brands, Inc	75,520
18,009		Zeal Network SE	810
93,000	*,e	Zensho Co Ltd	868
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
568,000		Zhuhai Holdings Investment Group Ltd	$76
750,196	*,e	Zoe’s Kitchen, Inc	29,625
		TOTAL CONSUMER SERVICES	2,301,611

DIVERSIFIED FINANCIALS - 3.5%
1,886,869		3i Group plc	13,329
78,241		ABC Arbitrage	437
384,387	e	Aberdeen Asset Management plc	1,727
62,214		Ackermans & Van Haaren	9,119
246,450	*,e	Acom Co Ltd	1,261
106,000		Aeon Credit Service M BHD	327
263,148	e	AEON Financial Service Co Ltd	5,207
196,012	*	Affiliated Managers Group, Inc	33,516
710,449		AFP Habitat S.A.	830
1,389,533	*,e,m	African Bank Investments Ltd	1
255,989	e	AGF Management Ltd	1,015
309,900	*,e	Aiful Corp	1,150
2,306,360		AIRA Capital Co Ltd	145
25,602		Aker ASA (A Shares)	446
1,477,453		Al Waha Capital PJSC	896
109,690	e	Alaris Royalty Corp	2,216
706,980		Alexander Forbes Group Holdings Ltd	390
250,632	*,e	Allied Minds plc	1,334
1,886,125	*	Ally Financial, Inc	38,439
1,167,289	*	Amanat Holdings PJSC	228
2,615,774		American Express Co	193,907
1,062,933		Ameriprise Financial, Inc	115,998
1,822,282	g	Anima Holding S.p.A	15,943
677,949		ARA Asset Management Ltd	629
56,060	e	Arlington Asset Investment Corp (Class A)	788
223,026		Arrow Global Group plc	945
77,675	e	Artisan Partners Asset Management, Inc	2,736
2,725	*,e	Ashford, Inc	173
348,888	e	Ashmore Group plc	1,303
12,981	*,m	Asia Pacific Investment Partners Limited	88
3,587,200		Asia Plus Group Holdings PCL	364
64,193		Aurelius AG.	2,990
235,894		Australian Stock Exchange Ltd	6,298
21,362		Avanza AB	877
336,116		Ayala Corp	5,519
2,215	*,m	Ayala Corp Preferred	0	^
138,208		Azimut Holding S.p.A.	2,966
65,593		Banca Generali S.p.A	1,850
82,519		Banca IFIS S.p.A.	1,919
2,860,584		Bank of New York Mellon Corp	111,992
594,888		BGC Partners, Inc (Class A)	4,890
275,956		BinckBank NV	2,279
81,653		BlackRock, Inc	24,289
475,400		Blackstone Group LP	15,056
2,759,986		BM&F Bovespa S.A.	7,714
2,151,200	e	Bolsa Mexicana de Valores S.A. de C.V.	3,373
82,171	e	Bolsas y Mercados Espanoles	2,780
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,306,111	*,e	Brait S.A.	$13,270
319,416		Brewin Dolphin Holdings plc	1,243
638,000		Bright Smart Securities & Commodities Group Ltd	180
320,856		BT Investment Management Ltd	2,163
176,750		Bure Equity AB	923
362,400		Bursa Malaysia BHD	665
80,747		Calamos Asset Management, Inc (Class A)	765
26,635		Callidus Capital Corp	228
96,219		Canaccord Financial, Inc	377
23,862		Capital First Ltd	135
769,893		Capital One Financial Corp	55,833
1,598,000		Capital Securities Corp	437
74,560	e	Cash America International, Inc	2,085
1,758,000	*	Cash Financial Services Group Ltd	74
387,091		CBOE Holdings, Inc	25,966
70,756		Cembra Money Bank AG.	4,184
1,176,000	e	Central China Securities Co Ltd	610
72,901		Century Leasing System, Inc	2,111
129,980		Cerved Information Solutions S.p.A	960
258,915		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	2,149
1,179,537		Chailease Holding Co Ltd	1,855
839,343		Challenger Financial Services Group Ltd	4,236
2,655,224		Charles Schwab Corp	75,833
2,181,000		China Bills Finance Corp	738
17,412,440		China Cinda Asset Management Co Ltd	6,055
1,098,137		China Everbright Ltd	2,522
3,410,000	*,e	China Financial International Investments Ltd	399
5,753,000		China Galaxy Securities Co Ltd	4,076
17,200,000	e	China LNG Group Ltd	714
112,665	e	China Merchants China Direct Investments Ltd	175
3,778,000	*,e	China Smarter Energy Group Holdings Ltd	348
356,682		CI Financial Corp	8,099
13,749	e	CIFC Corp	98
628,526	*	Citadel Capital Corp	131
2,624,903	e	CITIC Securities Co Ltd	4,718
155,402		Close Brothers Group plc	3,515
197,614		CME Group, Inc	18,327
93,069		Coface S.A.	819
51,281		Cohen & Steers, Inc	1,408
36,991	*	Consumer Portfolio Services, Inc	184
266,782		Coronation Fund Managers Ltd	1,259
15,703		Corp Financiera Alba	655
133,854		Corp Financiera Colombiana S.A.	1,646
287,842	*,e	Cowen Group, Inc	1,313
47,587	*,e	Credit Acceptance Corp	9,368
25,239		Credit Analysis & Research Ltd	431
1,377,600	e	Credit China Holdings Ltd	356
123,764		Credit Saison Co Ltd	2,248
1,916,666		Credit Suisse Group	46,071
594,847		Credito Real SAB de C.V.	1,162
28,955		CRISIL Ltd	811
222,345		Daewoo Securities Co Ltd	2,253
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
37,408		Daishin Securities Co Ltd	$356
21,344		Daishin Securities Co Ltd PF	132
2,954,760	*	Daiwa Securities Group, Inc	19,119
90,742		DeA Capital S.p.A.	141
1,371,350		Deutsche Bank AG.	37,009
30,911	*	Deutsche Beteiligungs AG.	861
499,289		Deutsche Boerse AG.	43,061
9,299		Diamond Hill Investment Group, Inc	1,730
240,000	*	Differ Group Holding Co Ltd	135
691,428		Discover Financial Services	35,947
2,340,345		Dubai Financial Market	1,078
40,266	*	Dundee Corp	260
909,897	*	E*TRADE Financial Corp	23,958
283,629		Eaton Vance Corp	9,479
273,081		Edelweiss Capital Ltd	242
27,419		EFG Financial Products Holding AG.	4,847
654,178	e	EFG International	6,981
677,857		Egypt Kuwait Holding Co	394
495,490	*	Egyptian Financial Group-Hermes Holding	513
526,954	*	Element Financial Corp	7,195
69,112	*,e	Encore Capital Group, Inc	2,557
88,961	*,e	Enova International, Inc	909
65,632	*	Eugene Investment & Securities Co Ltd	166
30,855		Eurazeo	2,055
1,400,049	g	Euronext NV	59,720
158,624		Evercore Partners, Inc (Class A)	7,969
64,497		Exor S.p.A.	2,812
125,566	*	Ezcorp, Inc (Class A)	775
123,259	*,g	Fairfax India Holdings Corp	1,368
4,453,395		Far East Horizon Ltd	3,458
207,876	e	Federated Investors, Inc (Class B)	6,008
8,119	e	Ferratum Oyj	194
67,758		Fiera Capital Corp	605
17,934	e	Fifth Street Asset Management, Inc	134
136,269	e	Financial Engines, Inc	4,016
176,100	e	Financial Products Group Co Ltd	1,274
90,342	*	First Cash Financial Services, Inc	3,619
2,998,785		First Pacific Co	1,832
7,554,982	e	FirstRand Ltd	26,847
227,477	e	FlexiGroup Ltd	377
208,026	*	FNFV Group	2,438
170,056	*	Fondul Proprietatea S.A. (ADR)	1,701
238,612		Franklin Resources, Inc	8,891
7,100,000	*	Freeman Financial Corp Ltd	444
15,982,286		Fubon Financial Holding Co Ltd	25,019
35,592,441		Fuhwa Financial Holdings Co Ltd	13,234
28,400	e	Fuyo General Lease Co Ltd	1,091
83,209		Gain Capital Holdings, Inc	606
16,518		GAMCO Investors, Inc (Class A)	907
1,359,563	e	Gentera SAB de C.V.	2,225
1,175,000	*,e	GF Securities Co Ltd	2,142
22,496		Gimv NV	1,026
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
66,892	e	Gluskin Sheff + Associates, Inc	$998
51,784		GMP Capital, Inc	161
902,429		Goldman Sachs Group, Inc	156,806
311,602	*	Green Dot Corp	5,484
81,690		Greenhill & Co, Inc	2,326
103,716		Groupe Bruxelles Lambert S.A.	7,827
491,725		Grupo de Inversiones Suramericana S.A.	5,714
135,640		Grupo de Inversiones Suramericana S.A. (Preference)	1,555
268,300	e	Grupo Financiero Interacciones S.A. de C.V.	1,526
248,395		GT Capital Holdings, Inc	6,738
796,497	*	Gulf General Investment Co	152
8,947,800	e	Guotai Junan International Hol	2,558
3,680,590		Haci Omer Sabanci Holding AS	10,799
4,536,812		Haitong Securities Co Ltd	6,611
22,985		Hankook Tire Worldwide Co Ltd	352
48,429		Hanwha Securities Co	204
249,686		Hargreaves Lansdown plc	4,566
172,268		Hellenic Exchanges S.A.	955
8,493,217		Henderson Group plc	33,474
248,256		HFF, Inc (Class A)	8,381
228,000	e	Hitachi Capital Corp	5,565
12,754		HMC Investment Securities Co Ltd	113
1,237,937		Hong Kong Exchanges and Clearing Ltd	28,399
27,819	*	Houlihan Lokey, Inc	606
1,411,400	*,e,g	Huatai Securities Co Ltd	2,816
278,745		Hyundai Securities Co	1,797
31,800	e	IBJ Leasing Co Ltd	620
172,017		ICAP plc	1,191
172,900	e	Ichigo Holdings Co Ltd	403
38,100	e	Ichiyoshi Securities Co Ltd	331
1,687,772		IFCI Ltd	557
375,521		IG Group Holdings plc	4,376
192,187	e	IGM Financial, Inc	4,876
286,967		India Infoline Ltd	828
421,199		Indiabulls Housing Finance Ltd	5,110
18,736		Indiabulls Securities Ltd	9
269,646		Industrivarden AB	4,736
756,564		Infrastructure Development Finance Co Ltd	1,631
13,082,137		ING Groep NV	184,917
846,428	e	ING Groep NV (ADR)	11,960
122,234		Interactive Brokers Group, Inc (Class A)	4,825
179,983	*,m	Interbolsa S.A.	0	^
229,233		IntercontinentalExchange Group, Inc	53,867
787,529		Intermediate Capital Group plc	6,160
228,460		International Personal Finance plc	1,343
44,102	*	INTL FCStone, Inc	1,089
61,488		Inversiones La Construccion S.A.	663
668,181		Invesco Ltd	20,867
235,514		Investec Ltd	1,803
1,146,239		Investec plc	8,777
208,018		Investment Technology Group, Inc	2,775
757,924		Investor AB (B Shares)	26,043
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
281,653	e	IOOF Holdings Ltd	$1,700
106,965	e	iShares Dow Jones US Real Estate Index Fund	7,589
215,061	e	iShares MSCI Canada Index Fund	4,946
1,164,125	e	iShares MSCI EAFE Index Fund	66,728
575,193	e	iShares MSCI Emerging Markets	18,855
20,300		Iwai Securities Co Ltd	232
77,900	e	J Trust Co Ltd	625
134,000	e	Jaccs Co Ltd	505
141,217		Jafco Co Ltd	5,580
661,781	e	Janus Capital Group, Inc	9,000
1,346,200	e	Japan Securities Finance Co Ltd	6,893
38,300	*,e	JG Wentworth Co	189
1,774,658		Jih Sun Financial Holdings Co Ltd	390
166,160		JM Financial Ltd	110
188,771		JSE Ltd	1,760
283,643		Julius Baer Group Ltd	12,881
422,539		Julius Baer Holding AG.	7,437
1,134,485		Jupiter Investment Management Group Ltd	7,452
846,000		K1 Ventures Ltd	112
3,538,600	e	kabu.com Securities Co Ltd	11,482
30,896		KBC Ancora	1,192
86,779	*	KCG Holdings, Inc	952
487,252		Kinnevik Investment AB (Series B)	13,928
10,754		KIWOOM Securities Co Ltd	517
130,000		Korea Investment Holdings Co Ltd	6,724
591,900		Krungthai Card PCL	1,532
16,166		Kyobo Securities Co	134
21,100		Kyokuto Securities Co Ltd	283
866,413		L&T Finance Holdings Ltd	884
279,131	*,e	Ladenburg Thalmann Financial Services, Inc	589
1,159,634		Lazard Ltd (Class A)	50,212
515,815		Legg Mason, Inc	21,463
234,777	*,e	LendingClub Corp	3,106
564,448		Leucadia National Corp	11,436
461,756		London Stock Exchange Group plc	16,925
207,473	e	LPL Financial Holdings, Inc	8,251
89,412		Lundbergs AB (B Shares)	4,320
276,523		Macquarie Group Ltd	14,986
397,330	e	Magellan Financial Group Ltd	5,334
357,097		Mahindra & Mahindra Financial Services Ltd	1,305
25,223,267		Man Group plc	58,549
536,948		Manappuram General Finance & Leasing Ltd	197
157,551		MarketAxess Holdings, Inc	14,633
43,033		Marlin Business Services Corp	662
62,000		Marusan Securities Co Ltd	630
2,184,607		Masterlink Securities Corp	580
391,600	e	Matsui Securities Co Ltd	3,396
1,082,811		McGraw-Hill Financial, Inc	93,663
8,096,756		Mediobanca S.p.A.	79,662
15,573	e	Medley Management, Inc	103
33,500		Meritz finance Holdings Co Ltd	408
942,217		Meritz Securities Co Ltd	3,572
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
14,385,704		Metro Pacific Investments Corp	$1,534
26,531		Mirae Asset Securities Co Ltd	628
176,600	e	Mito Securities Co Ltd	583
245,654		Mitsubishi UFJ Lease & Finance Co Ltd	1,082
128,156		MLP AG.	568
180,178		Moelis & Co	4,731
1,773,700	e	Monex Beans Holdings, Inc	4,376
1,241,554		Moody’s Corp	121,921
9,965,064		Morgan Stanley	313,900
25,597		Motilal Oswal Financial Services Ltd	114
241,560		MSCI, Inc (Class A)	14,363
573,600		Muangthai Leasing PCL	245
1,222,300	*	Mulpha International BHD	83
160,391		Muthoot Finance Ltd	402
235,886		NASDAQ OMX Group, Inc	12,580
687,109		Navient Corp	7,723
154,718		Nelnet, Inc (Class A)	5,355
89,954	*	NewStar Financial, Inc	738
17,036		NICE Holdings Co Ltd	388
30,146		NICE Information Service Co Ltd	321
9,325,939	*	Nomura Holdings, Inc	54,131
86,438		Nordnet AB (Series B)	324
236,077		Northern Trust Corp	16,091
559,452		NorthStar Asset Management Group, Inc	8,034
3,367,866		NZX Ltd	2,114
349,000	e	Okasan Holdings, Inc	2,107
94,482	e	OM Asset Management plc	1,457
45,851	*,e	On Deck Capital, Inc	454
89,976		Onex Corp	5,194
27,973		Oppenheimer Holdings, Inc	560
14,659		Oresund Investment AB	301
440,400	*,e	Orient Corp	747
2,983,970		ORIX Corp	38,491
508,566		Osaka Securities Exchange Co Ltd	7,434
409,075		OSK Holdings BHD	160
218,068	e	OzForex Group Ltd	411
13,246		Pargesa Holding S.A.	777
9,068		Partners Group	3,073
529,652		Peregrine Holdings Ltd	1,106
517,000	*,m	Peregrine Investment Holdings	0
156,983	e	Perpetual Trustees Australia Ltd	4,398
128,318	*	PHH Corp	1,812
82,264		Philippine Stock Exchange, Inc	521
61,251	*	Pico Holdings, Inc	593
264,687	*	Pioneers Holding	254
35,306	*	Piper Jaffray Cos	1,277
802,083		Platinum Asset Mangement Ltd	3,832
237,263		Plus500 Ltd	1,330
657,984		Power Finance Corp Ltd	2,314
60,000	e	PowerShares QQQ Trust Series	6,106
126,866	*,e	PRA Group, Inc	6,714
6,234,000		Premium Leisure Corp	131
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
990,509		President Securities Corp	$379
365,004		Provident Financial plc	17,363
72,349	e	PSG Group Ltd	1,162
128,527		PTC India Financial Services Ltd	89
35,676		Pzena Investment Management, Inc (Class A)	318
11,203		Qatar Industrial Manufacturing Co	129
440,427		Ratos AB (B Shares)	2,657
239,430		Raymond James Financial, Inc	11,883
88,584	*	Regional Management Corp	1,373
121,935		Reliance Capital Ltd	702
29,546	*	Religare Enterprises Ltd	131
585,775		Remgro Ltd	10,684
27,860		Repco Home Finance Ltd	313
54,197		Resource America, Inc (Class A)	360
88,195	*	RHJ International	526
16,000		Ricoh Leasing Co Ltd	434
1,116,195	e	RMB Holdings Ltd	5,321
908,000	*	Rowsley Ltd	110
590,058		Rural Electrification Corp Ltd	2,472
56,527	*	Safeguard Scientifics, Inc	878
69,230		Salam International Investment Co	235
161,287		Samsung Card Co	4,939
70,942		Samsung Securities Co Ltd	2,738
220,730		Santander Consumer USA Holdings, Inc	4,507
292,600	*,e	Sawada Holdings Co Ltd	2,852
257,744		SBI Holdings, Inc	2,912
108,446		Schroders plc	4,608
479,030		SEI Investments Co	23,104
5	*,m	SFCG Co Ltd	0
1,465,000	e	Shenyin Wanguo HK Ltd	595
4,306		Shinyoung Securities Co Ltd	202
907,537		Shriram Transport Finance Co Ltd	12,824
562,015	*	SHUAA Capital PSC	87
1,126,056		Singapore Exchange Ltd	5,571
239,443	*	SK Securities Co Ltd	242
97,908	*	SKS Microfinance Pvt Ltd	607
1,189,844		SLM Corp	8,805
768,475	*,e,m	SNS Reaal	9
10,568		Societe Fonciere Financiere et de Participations FFP	716
107,500	e	Sparx Group Co Ltd	261
4,500	e	SPDR Trust Series 1	862
115,934	*	Springleaf Holdings, Inc	5,069
136,582	e	Sprott, Inc	243
173,273		SREI Infrastructure Finance Ltd	117
462,662		Srisawad Power 1979 PCL	470
1,326,572		State Street Corp	89,159
179,721	*	Stifel Financial Corp	7,566
5,231,000		Sun Hung Kai & Co Ltd	3,590
40,328		Sundaram Finance Ltd	943
186,540	*	SVG Capital plc	1,319
9,857		Swissquote Group Holding S.A.	216
3,825,983	*,e	Synchrony Financial	119,753
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
235,800		T Rowe Price Group, Inc	$16,388
1,567,264		Tai Fook Securities Group Ltd	781
395,000		Taiwan Acceptance Corp	889
170,000	*,e	Takagi Securities Co Ltd	313
98,843		Tamburi Investment Partners S.p.A.	377
10,971		Tata Investment Corp Ltd	90
325,976		TD Ameritrade Holding Corp	10,379
77,291	e	Tiptree Financial, Inc	495
53,136		TMX Group Ltd	1,866
322,580		Tokai Tokyo Securities Co Ltd	1,921
96,220	*	Tong Yang Investment Bank	350
263,000		Toyo Securities Co Ltd	824
195,880		Transaction Capital Ltd	141
291,122	e	Tricon Capital Group, Inc	2,245
595,398		Tullett Prebon plc	3,374
8,399,498		UBS AG.	155,291
1,519,754	*,e	Unifin Financiera SAPI de C.V. SOFOM ENR	3,469
1,034,873	e	UOB-Kay Hian Holdings Ltd	1,058
112,032	*,e	Uranium Participation Corp	416
2,533,000	e	Value Partners Group Ltd	2,383
45,386	e	Virtu Financial, Inc	1,040
18,903		Virtus Investment Partners, Inc	1,900
75,111		Vontobel Holding AG.	3,806
100,292	*,e	Vostok New Ventures Ltd (SDR)	605
1,341,993		Voya Financial, Inc	52,029
347,093		Waddell & Reed Financial, Inc (Class A)	12,068
97,077	*,e	Walter Investment Management Corp	1,578
55,969		Warsaw Stock Exchange	562
3,195,475		Waterland Financial Holdings	782
28,099		Wendel	3,295
20,529		Westwood Holdings Group, Inc	1,116
496,894	e	WisdomTree Investments, Inc	8,015
10,694		Woori Financial Co Ltd	213
164,508		Woori Investment & Securities Co Ltd	1,391
20,488	*,e	World Acceptance Corp	550
10,153	*,e	ZAIS Group Holdings, Inc	96
1,409,526		Zeder Investments Ltd	707
92,200		Zenkoku Hosho Co Ltd	3,060
		TOTAL DIVERSIFIED FINANCIALS	3,888,702

ENERGY - 6.0%
11,557		Aban Offshore Ltd	41
251,835	*,e	Abraxas Petroleum Corp	322
10,545		Adams Resources & Energy, Inc	432
49,816,015		Adaro Energy Tbk	1,827
1,101,347	*	Advantage Oil & Gas Ltd	5,752
156,180	e	Akastor ASA	202
636,091		Aker Solutions ASA	2,201
82,723	e	Alon USA Energy, Inc	1,495
123,932	e	AltaGas Income Trust	3,053
72,879		AMEC plc	792
1,014,227	*,e	Amerisur Resources plc	384
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,634,585		Anadarko Petroleum Corp	$159,103
71,483	*,e	Antero Resources Corp	1,513
1,092,000	e	Anton Oilfield Services Group	143
2,507,725		Apache Corp	98,203
103,102	*,e	Approach Resources, Inc	193
1,506,528	e	ARC Resources Ltd	19,914
170,495		Ardmore Shipping Corp	2,060
359,185	*,e	Athabasca Oil Corp	342
252,700	e	Atwood Oceanics, Inc	3,742
537,970	*,e	Australian Worldwide Exploration Ltd	237
172,933	e,g	Avance Gas Holding Ltd	2,206
2,551,355		Baker Hughes, Inc	132,773
1,379,900		Bangchak Petroleum PCL-Foreign	1,306
971,913	*	Bankers Petroleum Ltd	1,267
1,535,800		Banpu PCL (Foreign)	847
170,166	*,e	Basic Energy Services, Inc	562
520,514	e	Baytex Energy Trust	1,665
4,935,691		Beach Petroleum Ltd	1,595
190,766	*,e	Bellatrix Exploration Ltd	292
3,380,738		BG Group plc	48,770
741,480		Bharat Petroleum Corp Ltd	9,621
231,730	*,e	Bill Barrett Corp	765
317,606	*	Birchcliff Energy Ltd	1,518
318,531	*,e	BlackPearl Resources, Inc	227
131,161	*,e	Bonanza Creek Energy, Inc	534
188,482	e	Bonavista Energy Trust	434
28,825	e	Bonterra Oil & Gas Ltd	421
58,023	*	Boulder Energy Ltd	216
25,741	e	Bourbon S.A.	324
564,860	e	Boustead Singapore Ltd	298
21,139,605		BP plc	107,249
677,165	e	BP plc (ADR)	20,694
3,807,000	*,e	Brightoil Petroleum Holdings Ltd	1,347
176,925		Bristow Group, Inc	4,628
3,174,374		Bumi Armada BHD	670
337,259	e,g	BW LPG Ltd	2,102
327,134	e	BW Offshore Ltd	132
703,623	*,e	C&J Energy Services Ltd	2,477
645,378		Cabot Oil & Gas Corp	14,108
568,443	*	Cairn Energy plc	1,207
1,056,368		Cairn India Ltd	2,482
291,291	e	Calfrac Well Services Ltd	679
614,444		California Resources Corp	1,598
841,612	*	Callon Petroleum Co	6,135
402,606		Caltex Australia Ltd	8,887
359,529	e	Cameco Corp (Toronto)	4,383
458,305	*	Cameron International Corp	28,103
175,267	*,e	Canacol Energy Ltd	343
612,861	e	Canadian Energy Services & Technology Corp	2,834
1,767,976		Canadian Natural Resources Ltd (Canada)	34,432
281,200		Canadian Oil Sands Trust	1,330
257,272	e	Canyon Services Group, Inc	887
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
232,313		Capital Product Partners LP	$1,431
53,689	e	CARBO Ceramics, Inc	1,020
207,771	e	Cardinal Energy Ltd	1,386
188,064	*	Carrizo Oil & Gas, Inc	5,743
544,000	e	Cenovus Energy, Inc	8,247
1,462,950		Cenovus Energy, Inc (Toronto)	22,188
505,912	*	Cheniere Energy, Inc	24,436
656,110	e	Chesapeake Energy Corp	4,809
5,590,114		Chevron Corp	440,948
5,431,906	e	China Coal Energy Co	2,204
4,417,826	e	China Oilfield Services Ltd	4,453
4,348,787		China Shenhua Energy Co Ltd	6,679
5,497,000	e	China Suntien Green Energy Cor	975
398,000	*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	61
469,225		Cimarex Energy Co	48,086
16,311	*,e	Clayton Williams Energy, Inc	633
196,203	*,e	Clean Energy Fuels Corp	883
182,346	*,e	Cloud Peak Energy, Inc	480
34,389,948		CNOOC Ltd	35,409
1,584,578		Coal India Ltd	7,925
567,010	*	Cobalt International Energy, Inc	4,014
546,085		Columbia Pipeline Group, Inc	9,988
722,648	*,e	Compagnie Generale de Geophysique S.A.	2,497
2,000,206	*	Concho Resources, Inc	196,620
1,964,577		ConocoPhillips	94,221
342,435	e	Consol Energy, Inc	3,356
186,109	*	Contango Oil & Gas Co	1,414
2,051,261	*,e	Continental Resources, Inc	59,425
79,529	e	Core Laboratories NV	7,937
481,228		Cosan SA Industria e Comercio	2,443
545,000	m	Cosmo Oil Co Ltd	745
292,835	e	Crescent Point Energy Corp	3,351
135,611	*	Crew Energy, Inc	415
95,835	e	CVR Energy, Inc	3,934
10,015,719	*	Dana Gas PJSC	1,502
248,650		Dayang Enterprise Holdings BHD	95
5,785		Delek Group Ltd	1,265
223,434		Delek US Holdings, Inc	6,189
2,152,176	e	Denbury Resources, Inc	5,251
478,621	*,e	Denison Mines Corp	179
582,752	*,e	Det Norske Oljeselskap ASA	3,257
660,064		Devon Energy Corp	24,482
587,537		DHT Holdings, Inc	4,360
74,211	e	Diamond Offshore Drilling, Inc	1,284
1,682,233	*,e	Diamondback Energy, Inc	108,672
628,315	*,e	DNO International ASA	666
66,810	*	Dorian LPG Ltd	689
398,174	*,e	Drillsearch Energy Ltd	137
75,684	*	Dril-Quip, Inc	4,406
865	*,e	Earthstone Energy, Inc	13
127,588	*,e	Eclipse Resources Corp	249
10,218,820		Ecopetrol S.A.	4,402
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
640,683		Empresas COPEC S.A.	$5,813
69,681	e	Enbridge Income Fund	1,635
1,066,336		Enbridge, Inc	39,593
567,945		EnCana Corp	3,656
77,574		Enerflex Ltd	767
807,202		Energen Corp	40,247
997,800		Energy Absolute PCL (Foreign)	592
1,168,600		Energy Earth PCL	161
118,273	*,e	Energy Fuels, Inc	344
1,199,319	*,e	Energy Resources of Australia Ltd	270
311,757	e	Enerplus Resources Fund	1,518
2,498,311	e	ENI S.p.A.	39,299
702,357	*,e	Enquest plc (London)	295
375,397		Ensco plc	5,286
147,707		Ensign Energy Services, Inc	909
3,681,295		EOG Resources, Inc	267,998
55,866	*,e	EP Energy Corp	288
377,105		EQT Corp	24,425
54,517	*	Era Group, Inc	816
49,895		ERG S.p.A.	698
8,409	*,e	Erin Energy Corp	33
2,755	*	Esso SA Francaise	191
968,500	*	Esso Thailand PCL (Foreign)	137
74,654	*,e	Etablissements Maurel et Prom	277
122,449	e	Euronav NV	1,713
52,199	e	Evolution Petroleum Corp	290
27,073	e	Exmar NV	251
209,434		Exterran Holdings, Inc	3,770
280,347	e	Exxaro Resources Ltd	1,066
12,197,579	d	Exxon Mobil Corp	906,890
1,205,560	e	Ezion Holdings Ltd	554
7,392,083	e	Ezra Holdings Ltd	611
171,242	*,e	Fairmount Santrol Holdings, Inc	462
233,657	*	Faroe Petroleum plc	237
555,110	*	FMC Technologies, Inc	17,208
1,809,306		Formosa Petrochemical Corp	4,318
158,221	*	Forum Energy Technologies, Inc	1,932
475,884	e	Frank’s International NV	7,295
47,106	e	Fred Olsen Energy ASA	246
242,375	e	Freehold Royalty Trust	1,965
345,369	*,e	Frontline Ltd	929
67,084	e	Fugro NV	1,185
721,311		Galp Energia SGPS S.A.	7,118
147,001	e	GasLog Ltd	1,414
217,959	*,e	Gastar Exploration, Inc	251
9,157,325		Gazprom OAO (ADR)	36,944
95,099		Gazpromneft OAO (ADR)	1,050
33,114	e	Gaztransport Et Technigaz S.A.	1,718
40,366	*	Gener8 Maritime, Inc	442
9,290,000	*,e	Genesis Energy Holdings Ltd	205
34,008	*,e	Geospace Technologies Corp	470
701,202	e	Gibson Energy, Inc	8,791
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
148,324	e	Golar LNG Ltd	$4,135
60,000	*,e	Gran Tierra Energy, Inc	128
117,532		Great Eastern Shipping Co Ltd	663
101,473		Green Plains Renewable Energy, Inc	1,975
298,342	*	Grupa Lotos S.A.	2,194
89,446		GS Holdings Corp	3,451
131,044		Gujarat Mineral Development Corp Ltd	143
60,277		Gulf International Services OSC	1,079
14,100		Gulf Island Fabrication, Inc	148
942,945	*,e	Gulf Keystone Petroleum Ltd	456
147,742	e	Gulfmark Offshore, Inc	903
156,749	*	Gulfport Energy Corp	4,652
1,270,103	*,e	Halcon Resources Corp	673
42,923	e	Hallador Petroleum Co	298
2,582,448		Halliburton Co	91,290
656		Hankook Shell Oil Co Ltd	286
273,773	*	Helix Energy Solutions Group, Inc	1,311
50,881		Hellenic Petroleum S.A.	306
291,119	e	Helmerich & Payne, Inc	13,758
1,088,703		Hess Corp	54,500
2,335,000	e	Hilong Holding Ltd	477
110,741		Hindustan Petroleum Corp Ltd	1,306
40,381		Hoegh LNG Holdings Ltd	546
644,491		HollyFrontier Corp	31,477
1,737,000	e	Honghua Group Ltd	134
85,369	*,e	Hornbeck Offshore Services, Inc	1,155
127,594		Hunting plc	774
438,140	e	Husky Energy, Inc	6,832
571,500	*	Icon Offshore BHD	44
153,694	e	Idemitsu Kosan Co Ltd	2,354
697,212	e	Imperial Oil Ltd	22,089
41,594	*,e	Independence Contract Drilling, Inc	207
1,800,059		Inner Mongolia Yitai Coal Co	1,466
1,529,802		Inpex Holdings, Inc	13,678
683,255	e	Inter Pipeline Ltd	12,605
756,168	*,e	ION Geophysical Corp	295
1,961,673	*	Ipek Matbacilik Sanayi Ve Ticaret AS	1,239
18,096,907		IRPC PCL (Foreign)	1,882
2,440	*,e	Isramco, Inc	242
47,253		Itochu Enex Co Ltd	359
6,100	e	Japan Drilling Co Ltd	130
90,800	e	Japan Petroleum Exploration Co	2,399
1,031,411		John Wood Group plc	9,615
71,789	*,e	Jones Energy, Inc (Class A)	344
2,949,148		JX Holdings, Inc	10,649
211,403	*,e	Karoon Gas Australia Ltd	248
144,655	*	Kelt Exploration Ltd	619
267	*,e	Key Energy Services, Inc	0	^
584,300	e	Keyera Corp	16,091
4,440,129	e	Kinder Morgan, Inc	122,903
1,463,624	*	KNM Group BHD	157
60,624		Koninklijke Vopak NV	2,424
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
243,718	*	Kosmos Energy LLC	$1,360
399,020	*,e	KrisEnergy Ltd	101
633,248	*,e	Laredo Petroleum Holdings, Inc	5,972
478,682	*,e	Liquefied Natural Gas Ltd	437
46,493		Lubelski Wegiel Bogdanka S.A.	695
1,017,425		LUKOIL (ADR)	34,654
288,118	*,e	Lundin Petroleum AB	3,718
1,388,025		Marathon Oil Corp	21,376
1,807,185		Marathon Petroleum Corp	83,727
2,094,344	*,e	Matador Resources Co	43,437
148,362	*	Matrix Service Co	3,334
100,688	e	Maurel & Prom Nigeria	248
767,418	*,e	McDermott International, Inc	3,300
806,436	*	MEG Energy Corp	4,979
114,769	*	Memorial Resource Development Corp	2,018
910,000		MIE Holdings Corp	97
39,500	e	Modec, Inc	481
61,629		MOL Hungarian Oil and Gas plc	2,686
108,370		Motor Oil Hellas Corinth Refineries S.A.	1,310
183,542	e	Mullen Group Ltd	2,455
359,676		Murphy Oil Corp	8,704
4,202,709		Nabors Industries Ltd	39,716
38,730	*	Naphtha Israel Petroleum Corp Ltd	204
519,280		National Oilwell Varco, Inc	19,551
32,556	*	Natural Gas Services Group, Inc	628
363,811	e	Navios Maritime Acq Corp	1,281
225,765		Neste Oil Oyj	5,196
1,810,000	e	New Zealand Oil & Gas Ltd	488
53,811	e	Newalta, Inc	371
472,246	*,e	Newfield Exploration Co	15,537
15,380,000	e	Newocean Energy Holdings Ltd	5,811
237,138	*	Newpark Resources, Inc	1,214
164,500		Nippon Coke & Engineering Co Ltd	139
26,700	*,e	Nippon Gas Co Ltd	760
1,095,347	e	Noble Corp plc	11,950
517,436		Noble Energy, Inc	15,616
80,496	e	Nordic American Offshore Ltd	483
268,290	e	Nordic American Tanker Shipping	4,078
133,821	e	North Atlantic Drilling Ltd	103
33,496	e	Northern Blizzard Resources, Inc	104
171,500	*,e	Northern Oil And Gas, Inc	758
228,840		NovaTek OAO (GDR)	21,231
148,748	*	NuVista Energy Ltd	563
484,830	*,e	Oasis Petroleum, Inc	4,208
2,853,873		Occidental Petroleum Corp	188,784
149,634		Ocean Yield ASA	1,142
477,137		Oceaneering International, Inc	18,742
277,313		Oil India Ltd	1,792
1,168,848	*	Oil Refineries Ltd	429
837,387		Oil Search Ltd	4,252
191,243	*	Oil States International, Inc	4,997
61,324	e	OMV AG.	1,492
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
441,902		Oneok, Inc	$14,229
641,702	*	Ophir Energy plc	875
495,156	m	Origin Energy Ltd	2,167
380,000		Pacc Offshore Services Holdings Ltd	86
79,818	*,e	Pacific Ethanol, Inc	518
473,767	*,e	Pacific Exploration and Production Corp	1,058
174,000	e	Pacific Radiance Ltd	39
96,770	*	Painted Pony Petroleum Ltd	396
1,522,181	*,e	Paladin Resources Ltd	183
57,418	e	Panhandle Oil and Gas, Inc (Class A)	928
73,445	*,e	Par Petroleum Corp	1,530
31,575	*,e	Paramount Resources Ltd (Class A)	233
184,608	*	Parex Resources, Inc	1,280
660,062	*,e	Parker Drilling Co	1,736
217,646	e	Parkland Fuel Corp	3,728
874,514	*,e	Parsley Energy, Inc	13,179
163,622		Pason Systems, Inc	2,300
1,327,339		Patterson-UTI Energy, Inc	17,441
13,896		Paz Oil Co Ltd	2,064
406,076	e	PBF Energy, Inc	11,464
132,739	*,e	PDC Energy, Inc	7,036
856	e	Peabody Energy Corp	1
746,085	e	Pembina Pipeline Income Fund	17,952
533,813	e	Pengrowth Energy Trust	456
592,704	e	Penn West Energy Trust	266
69,140	e	Petrofac Ltd	805
4,776,799		Petroleo Brasileiro S.A.	10,290
7,834,382		Petroleo Brasileiro S.A. (Preference)	14,307
862,724	e	Petroleum Geo-Services ASA	3,321
940,359		Petronas Dagangan BHD	4,678
435,856	e	Peyto Exploration & Development Corp	9,063
37,814	*	PHI, Inc	714
1,149,381		Phillips 66	88,318
828,681	*	Pioneer Energy Services Corp	1,740
1,190,083		Pioneer Natural Resources Co	144,762
5,174,973		Polish Oil & Gas Co	8,896
663,891		Polski Koncern Naftowy Orlen S.A.	11,591
100,100	*,m	Poseidon Concepts Corp	1
248,762	e	PrairieSky Royalty Ltd	4,727
332,203	e	Precision Drilling Trust	1,230
530,300		Premier Oil plc	536
257,011	e	ProSafe ASA	716
18,445,700		PT Benakat Petroleum Energy	90
2,553,000		PT Elnusa	58
31,075,400	*	PT Energi Mega Persada Tbk	108
1,032,850	*	PT Golden Eagle Energy Tbk	48
3,699,800		PT Harum Energy Indonesia Tbk	214
1,160,200		PT Indo Tambangraya Megah	786
18,281,400	*	PT Sugih Energy Tbk	484
3,654,759		PT Tambang Batubara Bukit Asam Tbk	1,408
1,434,600		PTT Exploration & Production PCL (ADR)	2,779
4,396,084		PTT Exploration & Production PCL (Foreign)	8,517
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
285,000		PTT PCL (ADR)	$1,893
3,146,019		PTT PCL (Foreign)	20,887
339,900		QGEP Participacoes S.A.	525
307,398		Questar Market Resources, Inc	3,852
543,851	*	Raging River Exploration, Inc	3,004
242,099	e	Range Resources Corp	7,776
2,493,561		Reliance Industries Ltd	32,814
144,794	*	Renewable Energy Group, Inc	1,199
656,257		Repsol YPF S.A.	7,654
146,289	*,e	Rex Energy Corp	303
725,000	*,e	Rex International Holding Ltd	42
15,855	*,e	Rex Stores Corp	803
102,718	*,e	Rice Energy, Inc	1,660
30,303	*,e	RigNet, Inc	773
57,744	*,e	Ring Energy, Inc	570
169,205	*	RMP Energy Inc	161
310,568	*,e	Rockhopper Exploration plc	187
1,688,044		Rosneft Oil Co (GDR)	6,247
529,052		Rowan Cos plc	8,544
6,825,769		Royal Dutch Shell plc (A Shares)	161,136
3,736,590		Royal Dutch Shell plc (B Shares)	88,353
896,947	e	RPC, Inc	7,938
4,094,511	*,e	RSP Permian, Inc	82,914
230,211	*,e	Saipem S.p.A.	1,846
108,000		San-Ai Oil Co Ltd	738
142,389	*,e	Sanchez Energy Corp	876
1,494,485	e	Santos Ltd	4,229
4,238,518		Sapurakencana Petroleum BHD	1,819
252,620	*,e	Saras S.p.A.	537
1,162,505	e	Sasol Ltd	32,565
181,248	*,e	SBM Offshore NV	2,301
3,713,988		Schlumberger Ltd	256,154
11,986	e	Schoeller-Bleckmann Oilfield Equipment AG.	677
814,600	*	Scomi Energy Services BHD	49
818,882		Scorpio Tankers, Inc	7,509
61,902	*,e	SEACOR Holdings, Inc	3,702
333,474	e	Seadrill Ltd	1,967
302,359	e	Seadrill Ltd (Oslo Exchange)	1,766
131,941	e	Secure Energy Services, Inc	888
222,013		SemGroup Corp	9,600
972,670	*,e	Senex Energy Ltd	104
50	*,m	Serval Integrated Energy Services	0
149,046	*,e	Seventy Seven Energy, Inc	206
241,600	*	Shandong Molong Petroleum Machinery Co Ltd	81
97,042	*	Shanxi Guoxin Energy Corp Ltd	121
64,622		ShawCor Ltd	1,355
39,200		Shinko Plantech Co Ltd	319
152,270	e	Ship Finance International Ltd	2,474
96,858		Showa Shell Sekiyu KK	764
232,800		Siamgas & Petrochemicals PCL (Foreign)	69
91,000		Sinanen Co Ltd	337
838,000		Sinopec Kantons Holdings Ltd	432
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
88,265		SK Energy Co Ltd	$7,351
20,809		SK Gas Co Ltd	1,495
217,367	e	Soco International plc	520
62,035		S-Oil Corp	3,301
1,216,558	*	Southwestern Energy Co	15,438
245,277	*,e	Spartan Energy Corp	419
1,546,492		Spectra Energy Corp	40,626
822,000	e	SPT Energy Group, Inc	75
135,678	e	St. Mary Land & Exploration Co	4,347
5,323,894	*	Statoil ASA	77,617
426,207	e	Stobart Group Ltd	722
162,725	*,e	Stone Energy Corp	807
427,757	e	Subsea 7 S.A.	3,220
1,983,738		Suncor Energy, Inc	53,053
1,540,830		Superior Energy Services	19,461
262,956	e	Surge Energy, Inc	532
2,689,396		Surgutneftegaz (ADR)	13,762
284,500		Surgutneftegaz (ADR) (London)	1,442
298,001	*,e	Synergy Resources Corp	2,920
426,347		Targa Resources Investments, Inc	21,965
482,272		Tatneft (GDR)	13,524
348,007		Technip S.A.	16,469
198,139	e	Tecnicas Reunidas S.A.	8,775
88,120		Teekay Corp	2,612
250,202	e	Teekay Tankers Ltd (Class A)	1,726
396,466		Tenaris S.A.	4,766
111,093		Tesco Corp	793
389,426		Tesoro Corp	37,868
115,687		Tethys Oil AB	615
425,534	*	Tetra Technologies, Inc	2,515
363,125	e	TGS Nopec Geophysical Co ASA	6,713
1,682,557		Thai Oil PCL (Foreign)	2,453
124,137	e	Tidewater, Inc	1,631
120,091		TMK OAO (GDR)	371
446,848		TonenGeneral Sekiyu KK	4,330
130,337	e	TORC Oil & Gas Ltd	548
54,377		Total Energy Services, Inc	595
4,192,412	*,e	Total S.A.	188,587
305,845	*	Tourmaline Oil Corp	7,121
323,000		Toyo Kanetsu K K	514
94,933	*,e	TransAtlantic Petroleum Ltd	241
1,836,490	e	TransCanada Corp	58,074
225,227		TransGlobe Energy Corp	589
266,670	e	Transocean Ltd	3,440
121,952	*,e	Triangle Petroleum Corp	173
169,320		Trican Well Service Ltd	86
71,519	e	Trilogy Energy Corp	182
647,802	e	Trinidad Drilling Ltd	1,073
761,611	e	Tullow Oil plc	1,958
343,643		Tupras Turkiye Petrol Rafine	8,423
401,061	*,e	Ultra Petroleum Corp	2,563
478,593		Ultrapar Participacoes S.A.	8,064
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
278,279	*	Unit Corp	$3,133
336,729	*,e	Uranium Energy Corp	337
142,700	e	US Silica Holdings Inc	2,011
1,708,279		Valero Energy Corp	102,668
403,473	e	Veresen, Inc	3,084
57,747	e	Vermilion Energy, Inc	1,859
206,980	e	W&T Offshore, Inc	621
4,657,840		Wah Seong Corp BHD	1,285
2,920,689	*,e	Weatherford International Ltd	24,767
162,313	e	Western Energy Services Corp	625
331,448		Western Refining, Inc	14,623
48,133	*,e	Westmoreland Coal Co	678
1,166,603	e	Whitecap Resources, Inc	9,214
675,199	*,e	Whitehaven Coal Ltd	429
288,849	*	Whiting Petroleum Corp	4,411
2,223,419		Williams Cos, Inc	81,933
880,000	*	Wison Engineering Services Co Ltd	129
1,550,116		Woodside Petroleum Ltd	31,725
155,149		World Fuel Services Corp	5,554
35,954	e	WorleyParsons Ltd	151
1,474,018	*	WPX Energy, Inc	9,758
4,860,000	*,e	Yanchang Petroleum International Ltd	142
3,428,861	e	Yanzhou Coal Mining Co Ltd	1,526
648,160	e	Z Energy Ltd	2,747
		TOTAL ENERGY	6,572,051

FOOD & STAPLES RETAILING - 2.0%
1,322,700		7-Eleven Malaysia Holdings BHD	445
207,726		Aeon Co Ltd	3,223
18,800		Ain Pharmaciez Inc	960
15,504		Al Meera Consumer Goods Co	1,065
1,099,148		Alimentation Couche Tard, Inc	50,547
324,433		Almacenes Exito S.A.	1,393
75,211		Andersons, Inc	2,562
121,979		Arcs Co Ltd	2,298
216,186		Axfood AB	3,571
8,300		Belc Co Ltd	283
27,987		BGF retail Co Ltd	4,780
242,038		BIM Birlesik Magazalar AS	4,292
27,122		Bizim Toptan Satis Magazalari AS	114
3,461,395		Booker Group plc	9,695
675,535		Carrefour S.A.	20,020
99,341		Casey’s General Stores, Inc	10,224
98,914		Casino Guichard Perrachon S.A.	5,268
60,300	e	Cawachi Ltd	989
4,518,779		Centros Comerciales Sudamericanos S.A.	8,798
50,113	*,e	Chefs’ Warehouse Holdings, Inc	710
2,105,222		China Resources Enterprise	3,917
186,241		Cia Brasileira de Distribuicao Grupo Pao de Acucar	2,363
14,658		CJ Freshway Corp	971
436,451		Clicks Group Ltd	2,832
36,160		Cocokara Fine Holdings, Inc	1,334
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
40,632	e	Colruyt S.A.	$1,958
1,009,212		Controladora Comercial Mexicana S.A. de C.V.	2,931
7,426,600		Cosco Capital, Inc	1,078
8,900	e	Cosmos Pharmaceutical Corp	1,047
1,413,546		Costco Wholesale Corp	204,356
9,164,109		CP Seven Eleven PCL (Foreign)	12,104
31,700		Create SD Holdings Co Ltd	1,740
5,121,929		CVS Health Corp	494,164
6,900		Daikokutenbussaan Co Ltd	237
339,241		Delhaize Group	30,071
2,211,085	e	Distribuidora Internacional de Alimentacion S.A.	13,385
35,084		Dongsuh Co, Inc	1,089
23,433		E-Mart Co Ltd	4,572
211,326		Empire Co Ltd	4,347
87,786		Eurocash S.A.	1,034
20,051	*,e	Fairway Group Holdings Corp	21
253,191		FamilyMart Co Ltd	11,544
153,363	*,e	Fresh Market, Inc	3,464
63,040		George Weston Ltd	5,100
289,358		Greggs plc	4,756
21,100	*	Growell Holdings Co Ltd	1,023
683,713	e	Grupo Comercial Chedraui S.a. DE C.V.	1,782
67,200		Heiwado Co Ltd	1,473
38,445		Hyundai Greenfood Co Ltd	833
308,265	e	ICA Gruppen AB	10,436
3,032	*	Indiabulls Wholesale Service	1
37,544		Ingles Markets, Inc (Class A)	1,796
8,300		Itochu-Shokuhin Co Ltd	273
2,984,538	e	J Sainsbury plc	11,803
99,317		Jean Coutu Group PJC, Inc	1,497
763,203		Jeronimo Martins SGPS S.A.	10,300
19,900	e	Kato Sangyo Co Ltd	432
176,870		Kesko Oyj (B Shares)	6,265
14,200	*,e	Kobe Bussan Co Ltd	1,287
2,172,200		Koninklijke Ahold NV	42,375
4,955,720		Kroger Co	178,753
13,800		Kusuri No Aoki Co Ltd	730
360,214		Lawson, Inc	26,578
265,855	*	Lenta Ltd (ADR)	1,994
1,723,000	*,e	Lianhua Supermarket Holdings Co Ltd	800
68,743	e	Liquor Stores Income Fund	564
240,372		Loblaw Cos Ltd	12,376
415,890		Magnit OAO (GDR)	19,895
68,609		Majestic Wine plc	391
110,238		MARR S.p.A.	2,093
113,881		Massmart Holdings Ltd	891
36,600		Matsumotokiyoshi Holdings Co Ltd	1,624
4,159,457	e	Metcash Ltd	3,088
349,118		Metro AG.	9,659
581,051	e	Metro, Inc	15,831
61,300		Ministop Co Ltd	1,393
25,206	*,e	Natural Grocers by Vitamin C	572
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
123,124	e	North West Co Fund	$2,598
55,000	e	Okuwa Co Ltd	452
235,000	e	Olam International Ltd	335
427,713		Pick’n Pay Holdings Ltd	873
520,470	e	Pick’n Pay Stores Ltd	2,496
651,980		President Chain Store Corp	4,066
50,702	e	Pricesmart, Inc	3,921
1,124,500		PT Matahari Putra Prima Tbk	148
22,000,000		PT Modern Internasional Tbk	278
231,353		Raia Drogasil S.A.	2,282
23,486	e	Rallye S.A.	384
5,662		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	242
3,685,978	*	Rite Aid Corp	22,374
2,804,280		Robinsons Retail Holdings, Inc	4,386
13,379	e	Ryoshoku Ltd	305
15,900		San-A Co Ltd	699
953,897		Seven & I Holdings Co Ltd	43,529
2,180,500		Sheng Siong Group Ltd	1,266
593,416		Shoprite Holdings Ltd	6,739
66,106		Shufersal Ltd	157
113,948	*	Smart & Final Stores, Inc	1,790
2,226,067	e	Sonae SPGS S.A.	2,745
396,241	e	Spar Group Ltd	5,301
165,899		Spartan Stores, Inc	4,289
1,659,036	*,e	Sprouts Farmers Market, Inc	35,006
37,500		Sugi Pharmacy Co Ltd	1,683
8,596,383	e	Sun Art Retail Group Ltd	6,612
49,700		Sundrug Co Ltd	2,616
1,563,156	*	Supervalu, Inc	11,223
897,404		Sysco Corp	34,972
560,000		Taiwan TEA Corp	239
23,692,249		Tesco plc	65,807
47,976		Tsuruha Holdings, Inc	4,135
142,524	*	United Natural Foods, Inc	6,914
148,100	*,e	United Super Markets Holdings, Inc	1,248
246,700		UNY Co Ltd	1,552
132,900		Valor Co Ltd	3,331
16,965		Village Super Market (Class A)	401
2,280,960		Walgreens Boots Alliance, Inc	189,548
6,575,996		Wal-Mart de Mexico SAB de C.V.	16,147
3,634,073	e	Wal-Mart Stores, Inc	235,633
44,731		Weis Markets, Inc	1,868
1,466,863		Wesfarmers Ltd	40,549
739,314		Whole Foods Market, Inc	23,399
2,691,648	e	WM Morrison Supermarkets plc	6,773
1,478,820	e	Woolworths Ltd	25,922
493,999	*	Wumart Stores, Inc	200
229,829	*	X 5 Retail Group NV (GDR)	4,007
16,000		Yaoko Co Ltd	723
36,700	e	Yokohama Reito Co Ltd	289
		TOTAL FOOD & STAPLES RETAILING	2,142,912
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
FOOD, BEVERAGE & TOBACCO - 5.2%
28,844		AarhusKarlshamn AB	$1,873
22,549	*	Advanta Ltd	183
49,275	e	AGT Food & Ingredients, Inc	957
298,626		Agthia Group PJSC	653
1,294,885		Ajinomoto Co, Inc	27,307
9,277	e	Alico, Inc	377
7,712,342		Altria Group, Inc	419,552
8,454,408		AMBEV S.A.	41,414
35,409	*	Amplify Snack Brands, Inc	379
42,597		Amsterdam Commodities NV	976
241,962		Anadolu Efes Biracilik Ve Malt Sanayii AS	1,708
465,621		Anheuser-Busch InBev NV	49,521
2,974	*,m	Anheuser-Busch InBev NV (Strip VVPR)	0
333,500		Anhui Gujing Distillery Co Ltd	885
5,429	*,e	Arcadia Biosciences, Inc	17
1,877,245		Archer Daniels Midland Co	77,812
18,100		Ariake Japan Co Ltd	709
47,377		Aryzta AG.	2,008
506,244		Asahi Breweries Ltd	16,424
1,989,501		Associated British Foods plc	100,687
87,753		Astral Foods Ltd	1,103
9,938		Atria Group plc	86
326,250		Ausnutria Dairy Corp Ltd	101
236,861		Austevoll Seafood ASA	1,475
367,676	*,e	Australian Agricultural Co Ltd	336
669,788		AVI Ltd	4,237
196,699		B&G Foods, Inc (Class A)	7,170
122,527		Bakkafrost P	3,916
2,506	e	Barry Callebaut AG.	2,729
108,482	e	Bega Cheese Ltd	362
32,027	*,e	Belvedere S.A.	697
5,396		Binggrae Co Ltd	344
166,799	e	Biostime Internatonal Holdings Ltd	321
1,323,178	*,e	Blue Buffalo Pet Products, Inc	23,698
24,264		Bonduelle S.C.A.	624
23,310	*,e	Boston Beer Co, Inc (Class A)	4,909
183,584	*,e	Boulder Brands, Inc	1,504
540,700		Boustead Plantations BHD	169
1,357,548		BRF S.A.	24,172
281,848		British American Tobacco Malaysia BHD	3,870
3,799,432		British American Tobacco plc	209,636
5,832,134		Britvic plc	59,937
43,174	e	Brown-Forman Corp	4,619
373,822		Brown-Forman Corp (Class B)	36,223
337,600	e	Bumitama Agri Ltd	190
605,387		Bunge Ltd	44,375
334,179		C&C Group plc	1,326
38,669		Calavo Growers, Inc	1,726
112,674		Calbee, Inc	3,646
81,329	e	Cal-Maine Foods, Inc	4,441
439,801	e	Campbell Soup Co	22,289
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
168,300		Carabao Group PCL	$180
47,738		Carlsberg AS (Class B)	3,668
301,800		Carlsberg Brewery-Malay BHD	821
162,152	*,e	Castle Brands, Inc	214
2,524,300		Century Pacific Food, Inc	890
651,000	e	Changshouhua Food Co Ltd	351
2,203,400		Charoen Pokphand Foods PCL	1,259
3,343,611	*,e	China Agri-Industries Holdings Ltd	1,151
7,433,296	e	China Huishan Dairy Holdings Co Ltd	2,686
699,000	*	China Huiyuan Juice Group Ltd	263
1,698,360		China Mengniu Dairy Co Ltd	5,989
1,881,000	e	China Modern Dairy Holdings	576
1,317,000	*,e	China Yurun Food Group Ltd	302
345,324		Cia Cervecerias Unidas S.A.	3,808
9,305		CJ CheilJedang Corp	2,998
28,629		Clearwater Seafoods, Inc	218
219,978	*	Cloetta AB	629
280,276		Clover Industries Ltd	376
604,056		Coca-Cola Amatil Ltd	3,829
17,035	e	Coca-Cola Bottling Co Consolidated	3,294
290,398	e	Coca-Cola Central Japan Co Ltd	4,692
10,021,356		Coca-Cola Co	402,057
380,882		Coca-Cola Embonor S.A.	623
636,570		Coca-Cola Enterprises, Inc	30,778
1,180,720	e	Coca-Cola Femsa S.A. de C.V.	8,208
92,960	e	Coca-Cola Femsa SAB de C.V. (ADR)	6,450
285,802		Coca-Cola HBC AG.	6,050
397,681		Coca-Cola Icecek AS	4,551
254,400		Coca-Cola West Japan Co Ltd	4,960
816,000	*	Cofco International Ltd	419
1,815,753		ConAgra Foods, Inc	73,556
620,994		Constellation Brands, Inc (Class A)	77,755
58,140		Corbion NV	1,335
149,867		Cott Corp	1,619
25,297	*,e	Craft Brewers Alliance, Inc	202
3,649		Crown Confectionery Co Ltd	2,454
2,921		Dae Han Flour Mills Co Ltd	520
43,066		Daesang Corp	1,123
135,083	e	Dairy Crest Group plc	1,244
665,384	*	Darling International, Inc	7,479
286,461		Davide Campari-Milano S.p.A.	2,282
596,373		Dean Foods Co	9,852
381,373	*,e	Deoleo S.A.	117
234,477		Devro plc	1,046
3,427,583		Diageo plc	92,089
118,277	*	Diamond Foods, Inc	3,650
4,093		Dongwon F&B Co Ltd	1,389
1,371		Dongwon Industries Co Ltd	410
895,152		Dr Pepper Snapple Group, Inc	70,762
7,700		Dydo Drinco, Inc	328
1,214,000	*,e,m	Dynasty Fine Wines Group Ltd	2
117,712	e	Ebro Puleva S.A.	2,312
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
775,537		Embotelladora Andina S.A.	$2,688
1,163,233	e	Embotelladoras Arca SAB de C.V.	6,549
5,282		Emmi AG.	2,206
60,500		Ezaki Glico Co Ltd	2,796
27,302	*	Farmer Bros Co	744
10,826	*	Farmsco	160
2,281,799		Felda Global Ventures Holdings BHD	779
82,229		Fevertree Drinks plc	536
881,800	e	First Resources Ltd	1,016
421,451		Flowers Foods, Inc	10,427
2,928,130		Fomento Economico Mexicano S.A. de C.V.	26,202
133,250	e	Fonterra Shareholders’ Fund	464
84,540		Fresh Del Monte Produce, Inc	3,340
56,902	*,e	Freshpet, Inc	597
65,173		Fuji Oil Co Ltd	846
16,832		Fujicco Co Ltd	342
116,000	e	Fujiya Co Ltd	185
1,985,566		General Mills, Inc	111,450
229,314		Genting Plantations BHD	516
1,877,700		GFPT PCL (Foreign)	500
195,134		Glanbia plc	3,632
8,450		GlaxoSmithKline Consumer Healthcare Ltd	779
19,980,054	e	Golden Agri-Resources Ltd	4,644
188,601	e	GrainCorp Ltd-A	1,204
1,379,272		Great Wall Enterprise Co	760
419,554		Greencore Group plc	1,735
643,023		Groupe Danone	40,590
933,000		Gruma SAB de C.V.	12,959
2,691,843	e	Grupo Bimbo S.A. de C.V. (Series A)	6,817
697,145	e	Grupo Herdez SAB de C.V.	1,844
1,347,300		Grupo Lala SAB de C.V.	3,183
310,126	*,e	Hain Celestial Group, Inc	16,002
27,493	*	Harim & Co Ltd	92
99,269		Heineken Holding NV	7,078
496,015		Heineken NV	40,162
308,010		Hershey Co	28,300
291,500		Hey Song Corp	278
18,166		High Liner Foods, Inc	212
30,090		Hite Holdings Co Ltd	376
102,063		HKScan Oyj	447
19,700		Hokuto Corp	355
943,000	g	Honworld Group Ltd	540
367,377		Hormel Foods Corp	23,259
62,752	e	House Foods Corp	1,061
477,200		Ichitan Group PCL	207
444,935		Illovo Sugar Ltd	525
43,700,000	*,e	Imperial Pacific International Holdings Ltd	953
956,859		Imperial Tobacco Group plc	49,468
407,778		Indofood Agri Resources Ltd	142
2,737,577		Indofood CBP Sukses Makmur Tbk	2,321
360,000		Industrias Bachoco SAB de C.V.	1,832
465,751		Ingredion, Inc	40,665
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
52,964	*,e	Inventure Foods, Inc	$470
5,260,083		IOI Corp BHD	4,868
3,787,362		ITC Ltd	18,991
57,200	e	Ito En Ltd	1,197
417,000	e	Itoham Foods, Inc	2,265
66,112		J&J Snack Foods Corp	7,514
170,091		J.M. Smucker Co	19,406
2,304,177		Japan Tobacco, Inc	71,476
378,000	*	Japfa Ltd	78
3,113,693		JBS S.A.	13,195
27,327		Jinro Ltd	526
39,720		John B. Sanfilippo & Son, Inc	2,036
109,000		J-Oil Mills, Inc	313
630,238		Juhayna Food Industries	646
73,673	e	Kagome Co Ltd	1,182
11,000		Kameda Seika Co Ltd	459
630,900		Kaset Thai International Sugar Corp PCL	152
626,562		Kellogg Co	41,698
132,669		Kernel Holding S.A.	1,575
604,749		Kerry Group plc (Class A)	45,496
264,229	e	Keurig Green Mountain, Inc	13,777
18,400	e	KEY Coffee, Inc	311
2,357,000		Khon Kaen Sugar Industry PCL	238
69,671		Kikkoman Corp	1,919
321,690		Kirin Brewery Co Ltd	4,220
287,271		Koninklijke Wessanen NV	3,038
2,674,181		Kraft Heinz Co	188,744
43,621		KRBL Ltd	106
293,703		KT&G Corp	27,628
524,195		Kuala Lumpur Kepong BHD	2,588
3,060	e	KWS Saat AG.	1,019
61,680		La Doria S.p.A	671
105,884		Lancaster Colony Corp	10,322
127,433		Lance, Inc	4,298
68,422	*	Landec Corp	798
67,978		Leroy Seafood Group ASA	2,444
2,620,000	*,e	Leyou Technologies Holdings Ltd	285
1,198,066		Lien Hwa Industrial Corp	693
14,432	*,e	Lifeway Foods, Inc	151
32,766	e	Limoneira Co	548
241		Lindt & Spruengli AG.	1,413
30		Lindt & Spruengli AG. (Registered)	2,128
603		Lotte Chilsung Beverage Co Ltd	1,227
869		Lotte Confectionery Co Ltd	1,614
2,584		Lotte Samkang Co Ltd	2,292
38,146		M Dias Branco S.A.	559
24,254		Maeil Dairy Industry Co Ltd	796
512,600		Malayan Flour Mills BHD	153
116,711		Maple Leaf Foods, Inc	1,927
255,600	*	Marfrig Global Foods S.A.	462
252,000		Marudai Food Co Ltd	992
39,100	e	Maruha Nichiro Corp	562
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
267,261		McCormick & Co, Inc	$21,964
63,473		McLeod Russel India Ltd	149
367,118		Mead Johnson Nutrition Co	25,845
169,900		Megmilk Snow Brand Co Ltd	3,256
187,754		MEIJI Holdings Co Ltd	13,768
27,362	e	Mgp Ingredients, Inc	438
92,000	*	Minerva S.A.	310
302,000		Mitsui Sugar Co Ltd	1,258
563,796		Molson Coors Brewing Co (Class B)	46,806
6,668,132		Mondelez International, Inc	279,195
1,390,485	*	Monster Beverage Corp	187,910
230,302	e	Morinaga & Co Ltd	1,135
636,000		Morinaga Milk Industry Co Ltd	2,645
13,788	*	Muhak Co Ltd	548
533,000		Namchow Chemical Industrial Ltd	1,144
323		Namyang Dairy Products Co Ltd	223
54,872	*	National Beverage Corp	1,686
6,349	e	Naturex	451
38,896		Nestle India Ltd	3,773
4,568,142		Nestle S.A.	343,550
566,000		Nichirei Corp	3,546
261,000		Nippon Beet Sugar Manufacturing Co Ltd	419
122,000		Nippon Flour Mills Co Ltd	762
887,705		Nippon Meat Packers, Inc	18,115
987,866		Nippon Suisan Kaisha Ltd	2,949
460,000		Nisshin Oillio Group Ltd	1,667
95,707		Nisshin Seifun Group, Inc	1,392
24,573	e	Nissin Food Products Co Ltd	1,130
2,985		Nong Shim Co Ltd	924
1,740		Nong Shim Holdings Co Ltd	215
6,267		Nong Woo Bio Co Ltd	118
93,027	e	Oceana Group Ltd	647
211,425		Oldtown BHD	61
70,041	*	Omega Protein Corp	1,189
214,200	e	Organizacion Cultiba SAB de C.V.	258
245,504		Origin Enterprises plc	1,757
3,970		Orion Corp	3,161
243,867		Orkla ASA	1,803
32,743		Osem Investments Ltd	632
1,016		Ottogi Corp	893
365,063		PAN Fish ASA	4,644
5,340,460		PepsiCo, Inc	503,605
1,584,000		Pepsi-Cola Products Philippine	139
272,566		Pernod-Ricard S.A.	27,520
72,987	*,m	Pescanova S.A.	1
868,500	e	Petra Foods Ltd	1,533
468		Philip Morris CR	221
4,031,882		Philip Morris International, Inc	319,849
699,498	e	Pilgrim’s Pride Corp	14,536
37,347		Pinar SUT Mamulleri Sanayii AS	247
1,933,954		Pinnacle Foods, Inc	80,994
100,584		Pioneer Foods Ltd	1,423
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
688,384	*	Post Holdings, Inc	$40,683
825,990		PPB Group BHD	2,901
714,583	*,e	Premier Foods plc	346
53,473		Premium Brands Holdings Corp	1,255
510,000		Prima Meat Packers Ltd	1,364
375,715		PT Astra Agro Lestari Tbk	466
5,692,200		PT Austindo Nusantara Jaya	626
1,389,600		PT Bisi International	105
10,826,700		PT BW Plantation Tbk	149
8,126,510		PT Charoen Pokphand Indonesia Tbk	1,113
573,768		PT Gudang Garam Tbk	1,647
10,933,831		PT Indofood Sukses Makmur Tbk	4,115
4,830,100		PT Japfa Comfeed Indonesia Tbk	98
726,400		PT Malindo Feedmill Tbk	58
1,411,300		PT Nippon Indosari Corpindo Tbk	113
11,886,300		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,128
8,323,600		PT Salim Ivomas Pratama Tbk	253
809,400		PT Sampoerna Agro Tbk	59
1,837,800		PT Sawit Sumbermas Sarana Tbk	203
7,905		Pulmuone Co Ltd	1,420
207,100	e	Q.P. Corp	4,119
229,319		QAF Ltd	164
875,050		QL Resources BHD	798
11,255	e	Remy Cointreau S.A.	740
2,886,499	*	Reynolds American, Inc	127,785
9,400,000		RFM Corp	805
111,538	*	Rhodes Food Group Pty Ltd	181
166,013	e	Rogers Sugar, Inc	506
119,731		Royal Unibrew A.S.	4,483
40,200	e	S Foods, Inc	808
4,628,599		SABMiller plc	262,107
72,291	e	SABMiller plc (Johannesburg)	4,080
1,782	*	Sajo Industries Co Ltd	119
28,855		Sakata Seed Corp	476
178,122		Salmar ASA	2,816
2,110		Samlip General Foods Co Ltd	564
7,363		Samyang Corp	553
597		Samyang Genex Co Ltd	95
7,362		Samyang Holdings Corp	846
78,618	e	Sanderson Farms, Inc	5,391
160,800		Sao Martinho S.A.	1,590
1,453,000		Sapporo Holdings Ltd	5,671
362,587		Saputo, Inc	7,961
114,275		Scandi Standard AB	620
34,225		Schouw & Co	1,840
852	*	Seaboard Corp	2,623
69,979	e	Select Harvests Ltd	548
33,339	*	Seneca Foods Corp	878
341,400	*	Shanghai Dajiang Group	198
2,620,000		Shenguan Holdings Group Ltd	339
89,000		Showa Sangyo Co Ltd	346
550,702	*	Shree Renuka Sugars Ltd	61
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,310		Silla Co Ltd	$80
130,600		SLC Agricola S.A.	590
430,231		Souza Cruz S.A.	2,908
431,182		Standard Foods Corp	935
281,459		Stock Spirits Group plc	790
42,255		Strauss Group Ltd	567
80,565		Suedzucker AG.	1,465
284,383		Suntory Beverage & Food Ltd	10,926
431,500	e	Super Coffeemix Manufacturing Ltd	234
218,501		Swedish Match AB	6,605
53,507	*,e	Synutra International, Inc	254
161,100		Takara Holdings, Inc	968
432,545		Tassal Group Ltd	1,307
559,169		Tata Tea Ltd	1,091
880,268		Tate & Lyle plc	7,844
449,200		TDM BHD	68
2,075,000	e	Tenwow International Holdings Ltd	661
360,500		Tereos Internacional S.A.	60
1,159,500		Thai Union Group PCL	589
858,500		Thai Vegetable Oil PCL	675
1,522,000	e	Tibet 5100 Water Resources Holdings Ltd	405
1,751,300		Tiga Pilar Sejahtera Food Tbk	174
518,346		Tiger Brands Ltd	11,413
2,406,542	e	Tingyi Cayman Islands Holding Corp	3,844
106,685		Tongaat Hulett Ltd	830
45,268	e	Tootsie Roll Industries, Inc	1,416
49,946		Toyo Suisan Kaisha Ltd	1,894
504,788		Treasury Wine Estates Ltd	2,339
109,912	*	TreeHouse Foods, Inc	8,550
9,920		TS Corp	209
532,150		TSH Resources BHD	234
481,086	e	Tsingtao Brewery Co Ltd	2,116
141,000		Ttet Union Corp	307
2,219,327		Tyson Foods, Inc (Class A)	95,653
170,945		Ulker Biskuvi Sanayi AS	1,083
963,000	e	Uni-President China Holdings Ltd	934
5,647,260		Uni-President Enterprises Corp	9,807
72,312		United Breweries Ltd	974
67,255	*	United Spirits Ltd	3,174
59,016	e	Universal Corp	2,925
1,525,985		Universal Robina	6,274
217,232	e	Vector Group Ltd	4,912
8,334	e	Vilmorin & Cie	609
428,490		Vina Concha y Toro S.A.	710
87,000,000		Vina San Pedro Tarapaca S.A.	694
48,401		Viscofan S.A.	2,919
7,414,024	e	Want Want China Holdings Ltd	6,107
49,900		Warabeya Nichiyo Co Ltd	868
296,000		Wei Chuan Food Corp	174
6,368,500	*,g	WH Group Ltd	3,169
1,088,457	*	WhiteWave Foods Co (Class A)	43,702
4,415,367		Wilmar International Ltd	7,989
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
17,031	e	Yakult Honsha Co Ltd	$848
168,735		Yamazaki Baking Co Ltd	2,600
2,517,000	*,e	YuanShengTai Dairy Farm Ltd	183
8,507		Zydus Wellness Ltd	105
		TOTAL FOOD, BEVERAGE & TOBACCO	5,743,098

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
21,394	*,e	AAC Holdings, Inc	476
58,762	e	Abaxis, Inc	2,585
5,021,865		Abbott Laboratories	201,979
144,222	*	Abiomed, Inc	13,378
289,266	*	Acadia Healthcare Co, Inc	19,170
213,575	*,e	Accuray, Inc	1,067
75,592		Aceto Corp	2,075
42,180	*	Addus HomeCare Corp	1,314
15,999	*,e	Adeptus Health, Inc	1,292
523,748	e	Advanced Medical Solutions Group plc	1,216
1,583,121	e	Aetna Inc	173,209
410,784	*	AGFA-Gevaert NV	1,485
62,626	*,m	AGFA-Gevaert NV Brussels (Strip VVPR)	0
102,440	*,e	Air Methods Corp	3,492
243,207		Al Noor Hospitals Group plc	3,073
570,334		Alfresa Holdings Corp	9,740
230,374	*	Align Technology, Inc	13,076
21,485	*	Alliance HealthCare Services, Inc	210
584,165	*	Allscripts Healthcare Solutions, Inc	7,244
25,061	*	Almost Family, Inc	1,004
33,156	e	Ambu A.S.	899
133,186	*	Amedisys, Inc	5,057
897,974		AmerisourceBergen Corp	85,299
155,461	*	AMN Healthcare Services, Inc	4,665
348,634	e	Amplifon S.p.A.	2,639
173,905	*	Amsurg Corp	13,514
51,053		Analogic Corp	4,188
69,531	*	Angiodynamics, Inc	917
61,930	*	Anika Therapeutics, Inc	1,971
191,058		Ansell Ltd	2,530
348,969	*,e	Antares Pharma, Inc	593
975,284		Anthem, Inc	136,540
210,957		Apollo Hospitals Enterprise Ltd	4,639
29,300		As One Corp	893
65,000		Asahi Intecc Co Ltd	2,343
86,700	*,e	athenahealth, Inc	11,561
75,262	*,e	AtriCure, Inc	1,649
5,803		Atrion Corp	2,176
953,271		Australian Pharmaceutical Industries Ltd	1,018
1,310,350		Bangkok Chain Hospital PCL	247
3,381,800		Bangkok Dusit Medical Services PCL	1,727
346,808		Bard (C.R.), Inc	64,614
1,577,273	*	Baxter International, Inc	51,813
383,084		Becton Dickinson & Co	50,820
169,121	*,e	BioScrip, Inc	316
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,117,700	*,e	Biosensors International Group Ltd	$532
69,859	*	BioTelemetry, Inc	855
10,700		BML, Inc	298
4,867,307	*	Boston Scientific Corp	79,873
115,117	*	Brookdale Senior Living, Inc	2,643
643,500		Bumrungrad Hospital PCL (Foreign)	3,836
343,630		Bupa Chile S.A.	266
119,273		Cantel Medical Corp	6,763
77,115	*	Capital Senior Living Corp	1,546
933,918		Cardinal Health, Inc	71,744
82,854	*	Cardiovascular Systems, Inc	1,312
32,083		Carl Zeiss Meditec AG.	897
1,377	*,e	Carmat	87
93,901	*,e	Castlight Health, Inc	394
11,634	*	Cegedim S.A.	469
17,360		Celesio AG.	488
1,059,204	*	Centene Corp	57,441
849,344	*	Cerner Corp	50,927
245,768	*,e	Cerus Corp	1,116
36,610	*	CHA Bio & Diostech Co Ltd	439
238,932		Chartwell Retirement Residences	2,200
69,333		CHC Healthcare Group	112
44,702	e	Chemed Corp	5,966
894,000	*	China NT Pharma Group Co Ltd	208
379,000	e	China Pioneer Pharma Holdings Ltd	163
3,678,900		Chularat Hospital PCL	219
978,654		Cigna Corp	132,138
43,427	*	Civitas Solutions, Inc	995
116,255		Cochlear Ltd	6,841
67,835		Coloplast AS	4,809
454,232	*	Community Health Systems, Inc	19,428
23,624		CompuGroup Medical AG.	781
28,560	e	Computer Programs & Systems, Inc	1,203
24,059	*	ConforMIS, Inc	435
71,869		Conmed Corp	3,431
18,684	*,e	Connecture, Inc	85
25,400		Consort Medical plc	359
76,754		Cooper Cos, Inc	11,426
900,000	e	Cordlife Group Ltd	800
55,542	*,e	Corindus Vascular Robotics, Inc	172
46,344	*	Corvel Corp	1,497
153,239	*	Cross Country Healthcare, Inc	2,086
78,727		CryoLife, Inc	766
36,803	*	Cutera, Inc	481
76,400	*,e	CYBERDYNE, Inc	906
124,564	*	Cyberonics, Inc	7,571
87,798	*	Cynosure, Inc (Class A)	2,637
659,414	*	DaVita, Inc	47,695
162,410		Dentsply International, Inc	8,213
313,423	*	DexCom, Inc	26,911
44,113		DiaSorin S.p.A.	1,931
163,076	*,e	Diplomat Pharmacy, Inc	4,685
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
11,636		Draegerwerk AG.	$981
7,762		Draegerwerk AG. & Co KGaA	549
635,118	*	Edwards Lifesciences Corp	90,295
15,000		Eiken Chemical Co Ltd	256
433,180	e	Elekta AB (B Shares)	2,884
176,492	*,e	Endologix, Inc	2,164
66,171		Ensign Group, Inc	2,821
14,796	*,e	Entellus Medical, Inc	267
491,414	*	Envision Healthcare Holdings, Inc	18,079
700,703		Essilor International S.A.	85,604
989,275		Estia Health Ltd	4,730
30,511	*	Evolent Health, Inc	487
26,568	*	Exactech, Inc	463
108,040	*,e	ExamWorks Group, Inc	3,159
3,326,923	*	Express Scripts Holding Co	269,348
214,961	e	Extendicare, Inc	1,290
971,151	e	Fagron NV	18,514
1,438,021		Fisher & Paykel Healthcare Corp	6,534
233,325	*	Five Star Quality Care, Inc	721
135,800		Fleury S.A.	557
114,420	*	Fortis Healthcare Ltd	295
260,562		Fresenius Medical Care AG.	20,364
487,833		Fresenius SE	32,747
16,400		Fukuda Denshi Co Ltd	809
7,645		Galenica AG.	9,741
130,976	*	Genesis Health Care, Inc	803
116,093	*,e	GenMark Diagnostics, Inc	914
85,433		Getinge AB (B Shares)	1,907
39,000		Ginko International Co Ltd	393
16,893	*	Glaukos Corp	409
173,749	*,e	Globus Medical, Inc	3,590
456,701		GN Store Nord	8,205
6,647,705	e	Golden Meditech Holdings Ltd	862
83,326	*	Greatbatch, Inc	4,701
47,600		Green Hospital Supply, Inc	1,026
80,291	e	Greencross Ltd	369
14,986		Guerbet	1,067
134,878	*	Haemonetics Corp	4,359
119,437	*	Halyard Health, Inc	3,397
95,390	*	Hanger Orthopedic Group, Inc	1,301
1,244,400		Hartalega Holdings BHD	1,373
1,408,717	*	HCA Holdings, Inc	108,978
472,613	*	Health Net, Inc	28,461
94,983	*	HealthEquity, Inc	2,807
1,010,042		Healthscope Ltd	1,815
408,624		Healthsouth Corp	15,679
66,110	*	HealthStream, Inc	1,442
83,999	*	Healthways, Inc	934
58,324	*,e	HeartWare International, Inc	3,051
158,070	*	Henry Schein, Inc	20,979
69,410		Hill-Rom Holdings, Inc	3,609
6,385	*	Hironic Co Ltd	70
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
312,342	*	HMS Holdings Corp	$2,739
12,300	e	Hogy Medical Co Ltd	564
1,843,731	*	Hologic, Inc	72,145
372,936	*	Hoya Corp	12,214
359,444		Humana, Inc	64,340
67,486	*	ICU Medical, Inc	7,390
271,560	*	Idexx Laboratories, Inc	20,163
3,649,595		IHH Healthcare BHD	4,954
41,937	*	Imprivata, Inc	745
515,119	*	IMS Health Holdings, Inc	14,990
9,017		InBody Co Ltd	297
89,016	*	Inogen Inc	4,322
480,887	*,e	Inovalon Holdings, Inc	10,017
157,977	*,e	Insulet Corp	4,093
149,929	*	Integra LifeSciences Holdings Corp	8,928
159,122	*	Intuitive Surgical, Inc	73,129
86,550		Invacare Corp	1,252
184,160	*	Inverness Medical Innovations, Inc	8,867
111,123	*,e	InVivo Therapeutics Holdings Corp	958
21,096		Ion Beam Applications	681
50,008	*	IPC The Hospitalist Co, Inc	3,885
7,250	*,e	iRadimed Corp	177
7,069	*	i-SENS Inc	224
691,599	e	Japara Healthcare Ltd	1,370
94,000	e	Jeol Ltd	539
50,206	*	K2M Group Holdings, Inc	934
418,555		Kindred Healthcare, Inc	6,592
35,084		Korian-Medica	1,322
728,900		Kossan Rubber Industries	1,282
1,464,573		KPJ Healthcare BHD	1,399
383,068	*	Laboratory Corp of America Holdings	41,551
25,031		Landauer, Inc	926
61,131	*	LDR Holding Corp	2,111
48,570		LeMaitre Vascular, Inc	592
94,101	*	LHC Group, Inc	4,213
56,886	e	Lifco AB	1,241
1,151,969		Life Healthcare Group Holdings Pte Ltd	2,963
311,964	*	LifePoint Hospitals, Inc	22,118
1,484,000	*	Lifetech Scientific Corp	215
7,095		Lutronic Corp	247
124,206	*	Magellan Health Services, Inc	6,885
6,700		Mani, Inc	130
186,501	*	Masimo Corp	7,191
917,248		McKesson Corp	169,718
165,638	*	MedAssets, Inc	3,323
90,565	e	Medical Facilities Corp	1,066
20,946		Medicare Group	974
301,687		Mediceo Paltac Holdings Co Ltd	4,787
704,855		Mediclinic International Ltd	5,626
144,750	*	Medidata Solutions, Inc	6,095
41,680	*	Medipost Co Ltd	3,171
4,786,757	e	Medtronic plc	320,426
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
378,259	*	Merge Healthcare, Inc	$2,686
110,377	e	Meridian Bioscience, Inc	1,887
262,827	*	Merit Medical Systems, Inc	6,284
33,200	e	Message Co Ltd	690
1,627,145		Metlifecare Ltd	4,408
145,500		Microlife Corp	350
482,000	*	Microport Scientific Corp	192
78,893		Miraca Holdings, Inc	3,346
176,930	*,e	Molina Healthcare, Inc	12,182
20,736		Nagaileben Co Ltd	384
27,900		Nakanishi, Inc	1,038
35,573		National Healthcare Corp	2,166
29,190	e	National Research Corp	349
151,868	*	Natus Medical, Inc	5,991
110,258	*	Neogen Corp	4,961
2,712,885		Network Healthcare Holdings Ltd	7,123
42,358	*,e	Nevro Corp	1,965
42,300	e	Nichii Gakkan Co	294
72,200		Nihon Kohden Corp	1,197
58,967	e	Nikkiso Co Ltd	394
645,900		Nipro Corp	6,637
86,759	*,e	Nobilis Health Corp	453
206,629	*	NuVasive, Inc	9,964
163,791	*	NxStage Medical, Inc	2,583
330,619		Odontoprev S.A.	796
1,506,877	*	Olympus Corp	47,012
182,733	*	Omnicell, Inc	5,683
489,269	*	OraSure Technologies, Inc	2,172
158,851	*	Oriola-KD Oyj (B Shares)	764
45,506	*	Orion Health Group Ltd	98
67,052		Orpea	5,335
69,680	*	Orthofix International NV	2,352
8,736	*	Osstem Implant Co Ltd	482
161,011	e	Owens & Minor, Inc	5,143
49,765	*,e	Oxford Immunotec Global plc	672
16,800		Paramount Bed Holdings Co Ltd	500
170,112		Patterson Cos, Inc	7,357
405,489	*	Pediatrix Medical Group, Inc	31,138
211,675		Pharmaniaga BHD	313
101,649	*	PharMerica Corp	2,894
324,500		Phoenix Healthcare Group Co Ltd	530
34,132		Phonak Holding AG.	4,395
110,000	*	Pihsiang Machinery Manufacturing Co Ltd	247
339,400	*	Premier, Inc	11,665
59,938	*,e	Press Ganey Holdings, Inc	1,774
1,441,835	e	Primary Health Care Ltd	3,857
36,119	*	Providence Service Corp	1,574
15,000	e	Psc, Inc	111
288,800		PT Siloam International Hospitals Tbk	244
559,000	*,e	PW Medtech Group Ltd	118
267,008		Qualicorp S.A.	999
130,904		Quality Systems, Inc	1,634
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
184,693		Quest Diagnostics, Inc	$11,353
74,670	*,e	Quidel Corp	1,410
133,331	*	RadNet, Inc	740
253,405		Raffles Medical Group Ltd	805
186,431		Ramsay Health Care Ltd	7,689
145,489	e	Regis Healthcare Ltd	548
4,307,200	e	Religare Health Trust	2,880
255,835	e	Resmed, Inc	13,037
159,694		Rhoen Klinikum AG.	4,522
5,000	*,e	Rion Co Ltd	75
197,137	*,e	Rockwell Medical Technologies, Inc	1,520
207,659	*	RTI Biologics, Inc	1,180
684,264	e	Ryman Healthcare Ltd	3,205
11,988		Sartorius AG.	2,849
4,922		Sartorius Stedim Biotech	1,465
48,196	*	SeaSpine Holdings Corp	781
31,014	*,e	Second Sight Medical Products, Inc	184
210,753		Selcuk Ecza Deposu Ticaret ve Sanayi AS	162
270,501		Select Medical Holdings Corp	2,919
16,920		SEWOONMEDICAL Co Ltd	89
2,346,994		Shandong Weigao Group Medical Polymer Co Ltd	1,488
2,466,562	e	Shanghai Pharmaceuticals Holding Co Ltd	5,170
100,404	e	Sienna Senior Living, Inc	1,266
14,180	*	Sientra, Inc	144
2,766,459		Sigma Pharmaceuticals Ltd	1,455
1,467,247		Sinopharm Group Co	5,161
138,348	*	Sirona Dental Systems, Inc	12,913
692,577		Smith & Nephew plc	12,100
225,435		So-net M3, Inc	4,480
1,507,008		Sonic Healthcare Ltd	19,384
354,219	*	Sorin S.p.A.	1,022
112,528	*,e	Spectranetics Corp	1,327
677,381	g	Spire Healthcare Group plc	3,693
791,877		St. Jude Medical, Inc	49,960
44,000		St. Shine Optical Co Ltd	540
98,726	*,e	Staar Surgical Co	766
291,711	e	STERIS Corp	18,952
12,834		STRATEC Biomedical AG.	746
12,746		Straumann Holding AG.	3,669
894,529		Stryker Corp	84,175
6,340		Suheung Capsule Co Ltd	267
999,185	e	Summerset Group Holdings Ltd	2,260
1,157,600		Supermax Corp BHD	535
140,361	*	Surgical Care Affiliates, Inc	4,588
38,945	*	SurModics, Inc	851
112,180		Suzuken Co Ltd	3,741
58,300		Synergy Healthcare plc	1,914
256,598		Sysmex Corp	13,551
48,755	*,e	Tandem Diabetes Care, Inc	430
241,165	*	Team Health Holdings, Inc	13,030
22,446	*	Teladoc, Inc	500
24,307		Teleflex, Inc	3,019
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
494,138	*	Tenet Healthcare Corp	$18,244
155,776		Terumo Corp	4,409
192,824	*	Thoratec Corp	12,198
159,100	e	Toho Pharmaceutical Co Ltd	3,318
18,800		Tokai Corp (GIFU)	520
2,651,000		Top Glove Corp BHD	4,866
3,498,000	e	Town Health International Medical Group Ltd	730
122,646	*,e	TransEnterix, Inc	277
77,564	*,e	Triple-S Management Corp (Class B)	1,381
41,049	*,e	Trupanion, Inc	310
28,100	e	Tsuki Corp	270
316,782	*,e	Unilife Corp	310
596,775		United Drug plc	4,542
3,224,022		UnitedHealth Group, Inc	374,019
118,733	*,e	Universal American Corp	812
6,943,000	e	Universal Health International Group Holding Ltd	2,293
742,120		Universal Health Services, Inc (Class B)	92,624
61,922		US Physical Therapy, Inc	2,780
10,604	e	Utah Medical Products, Inc	571
6,803		Value Added Technologies Co Lt	226
139,498	*	Varian Medical Systems, Inc	10,292
43,893	*	Vascular Solutions, Inc	1,423
331,220	*	VCA Antech, Inc	17,439
281,325	*,e	Veeva Systems, Inc	6,586
21,920	*,e	Veracyte, Inc	103
5,835,000		Vibhavadi Medical Center PCL	245
6,504		Vieworks Co Ltd	183
286,947	e	Virtus Health Ltd	1,099
78,300	e	VITAL KSK Holdings, Inc	529
62,395	*	Vocera Communications, Inc	712
281,020	*	WellCare Health Plans, Inc	24,218
256,368		West Pharmaceutical Services, Inc	13,875
24,861	*	William Demant Holding	2,065
96,803	*	Wright Medical Group NV	1,974
135,929	*,e	Wright Medical Group, Inc	2,857
16,336	e	Ypsomed Holding AG.	1,767
82,028	*,e	Zeltiq Aesthetics, Inc	2,627
340,623		Zimmer Holdings, Inc	31,995
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,413,612

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
9,065		Able C&C Co Ltd	215
133,200		Aderans Co Ltd	1,060
58,071		Amorepacific Corp	18,924
28,320		Amorepacific Corp (Preference)	4,463
15,200		Artnature, Inc	153
387,004	e	Asaleo Care Ltd	488
903,475	e	Avon Products, Inc	2,936
56,661		Bajaj Corp Ltd	387
639,735		Beiersdorf AG.	56,707
7,710		Bioland Ltd	159
180,968	*	Central Garden and Pet Co (Class A)	2,915
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
535,000		China Child Care Corp Ltd	$48
22,000		Chlitina Holding Ltd	162
437,936		Church & Dwight Co, Inc	36,743
358,868		Clorox Co	41,460
1,600,620	e	Colgate-Palmolive Co	101,575
3,813		Cosmax BTI, Inc	266
35,874		Cosmax, Inc	6,488
189,370	e	Coty, Inc	5,124
819,333		Dabur India Ltd	3,449
25,000		Dr Ci:Labo Co Ltd	471
489,700		DSG International Thailand PCL	64
13,000		Earth Chemical Co Ltd	495
132,538		Edgewell Personal Care Co	10,815
136,701		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	112
70,760	*,e	Elizabeth Arden, Inc	827
152,358		Energizer Holdings, Inc	5,898
1,587,579	e	Estee Lauder Cos (Class A)	128,086
59,500	*,e	Euglena Co Ltd	880
33,849		Eveready Industries India Ltd	150
161,400		Fancl Corp	2,318
9,735		Gillette India Ltd	722
160,327		Godrej Consumer Products Ltd	2,986
82,000		Grape King Industrial Co	408
925,286		Hengan International Group Co Ltd	9,042
45,139		Henkel KGaA	3,990
266,206		Henkel KGaA (Preference)	27,418
366,091	*,e	Herbalife Ltd	19,952
1,319,139		Hindustan Lever Ltd	16,382
202,625	*	HRG Group, Inc	2,377
392,316	*	Hypermarcas S.A.	1,512
9,453		Inter Parfums S.A.	242
50,406		Inter Parfums, Inc	1,251
346,755		Jyothy Laboratories Ltd	1,683
735,351		Kao Corp	33,334
4,682,600		Karex BHD	3,462
1,105,056		Kimberly-Clark Corp	120,495
1,806,032		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	4,084
25,200		Kobayashi Pharmaceutical Co Ltd	1,901
23,131		Korea Kolmar Co Ltd	1,940
6,204		Korea Kolmar Holdings Co Ltd	398
23,900	e	Kose Corp	2,181
25,620		LG Household & Health Care Ltd	18,541
207,000	e	Lion Corp	1,819
333,181		L’Oreal S.A.	57,912
74,079		Mandom Corp	2,423
199,477		Marico Ltd	1,229
39,793	*	Medifast, Inc	1,069
359,924	*	Microbio Co Ltd	296
9,900		Milbon Co Ltd	328
197,850		Natura Cosmeticos S.A.	973
45,086	e	Natural Health Trends Corp	1,473
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
39,694		Nature’s Sunshine Products, Inc	$476
15,700		Noevir Holdings Co Ltd	340
353,314	e	Nu Skin Enterprises, Inc (Class A)	14,585
37,865	*,e	Nutraceutical International Corp	894
4,733,000	e,m	NVC Lighting Holdings Ltd	6
12,803		Oil-Dri Corp of America	293
67,132		Ontex Group NV	2,065
27,869	e	Orchids Paper Products Co	727
40,152	*,e	Oriflame Holding AG.	498
82,227		Pacific Corp	11,356
156,700		Pigeon Corp	3,661
27,600		Pola Orbis Holdings, Inc	1,716
7,903,851		Procter & Gamble Co	568,603
8,430,500		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	282
3,197,091		PT Unilever Indonesia Tbk	8,305
643,557		Reckitt Benckiser Group plc	58,361
60,203	*	Revlon, Inc (Class A)	1,773
7,355,000	e	Ruinian International Ltd	1,261
10,862	*	Sansung Life & Science Co Ltd	391
71,491		Shiseido Co Ltd	1,559
76,564		Spectrum Brands, Inc	7,006
810,903		Svenska Cellulosa AB (B Shares)	22,691
98,099		Uni-Charm Corp	1,738
2,912,619		Unilever NV	116,752
1,819,128		Unilever plc	74,093
40,787	*,e	USANA Health Sciences, Inc	5,467
320,000	e	Vinda International Holdings Ltd	577
60,582		WD-40 Co	5,396
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,686,533

INSURANCE - 4.3%
3,491,832	e	ACE Ltd	361,055
133,027		Admiral Group plc	3,026
957,507		Aegon NV	5,490
1,307,071		Aflac, Inc	75,980
152,025		Ageas	6,248
17,593,807		AIA Group Ltd	91,501
54,526		Aksigorta AS	31
13,270	*	Alleghany Corp	6,212
736,516		Allianz AG.	115,701
114,472		Allied World Assurance Co Holdings Ltd	4,369
2,647,255		Allstate Corp	154,176
175,415		Alm Brand AS	1,009
116,178	*	AMBAC Financial Group, Inc	1,681
256,119	e	American Equity Investment Life Holding Co	5,970
429,390		American Financial Group, Inc	29,589
2,565,653		American International Group, Inc	145,780
7,194		American National Insurance Co	702
80,074		Amerisafe, Inc	3,982
1,271,176		Amlin plc	12,632
3,920,703		AMP Ltd	15,399
256,321	e	Amtrust Financial Services, Inc	16,143
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
68,282		Anadolu Hayat Emeklilik AS	$124
207,131		Anadolu Sigorta	103
396,506		Aon plc	35,134
206,509	*	Arch Capital Group Ltd	15,172
217,766		Argo Group International Holdings Ltd	12,323
146,012		Arthur J. Gallagher & Co	6,027
207,068		Aspen Insurance Holdings Ltd	9,622
2,198,568		Assicurazioni Generali S.p.A.	40,225
58,752		Assurant, Inc	4,642
281,142		Assured Guaranty Ltd	7,029
41,329	*	Atlas Financial Holdings, Inc	765
10,420,164		Aviva plc	71,269
22,096		AvivaSA Emeklilik ve Hayat AS.	118
4,965,436		AXA S.A.	120,556
402,011	e	Axis Capital Holdings Ltd	21,596
4,146		Bajaj Finserv Ltd	109
45,433		Baldwin & Lyons, Inc (Class B)	986
17,407		Baloise Holding AG.	1,995
982,046		BB Seguridade Participacoes S.A.	6,146
1,252,181		Beazley plc	6,770
4,372,919	*	Berkshire Hathaway, Inc (Class B)	570,229
98,415		Brown & Brown, Inc	3,048
22,593,129		Cathay Financial Holding Co Ltd	30,945
182,562		Chesnara plc	931
1,894,318	*	China Insurance International Holdings Co Ltd	5,928
11,571,010		China Life Insurance Co Ltd	40,318
8,173,276		China Life Insurance Co Ltd (Taiwan)	6,226
3,097,218		China Pacific Insurance Group Co Ltd	11,554
138,292		Chubb Corp	16,962
104,352		Cincinnati Financial Corp	5,614
177,658	*,e	Citizens, Inc (Class A)	1,318
19,954	*	Clal Insurance	296
4,371,790		ClearView Wealth Ltd	2,823
19,990		CNA Financial Corp	698
443,525		CNP Assurances	6,163
660,354	e	Conseco, Inc	12,421
756,112		Corp Mapfre S.A.	1,977
312,404		Cover-More Group Ltd	492
79,630		Crawford & Co (Class B)	447
3,023,611		Dai-ichi Mutual Life Insurance Co	48,135
77,748		Delta Lloyd NV	653
4,633,698		Direct Line Insurance Group plc	26,292
851,871		Discovery Holdings Ltd	8,475
46,024		Donegal Group, Inc (Class A)	647
76,313		Dongbu Insurance Co Ltd	3,958
22,600	*	eHealth, Inc	290
36,372		EMC Insurance Group, Inc	844
139,986		Employers Holdings, Inc	3,120
69,944		Endurance Specialty Holdings Ltd	4,269
34,410	*	Enstar Group Ltd	5,161
55,035	e	Erie Indemnity Co (Class A)	4,565
731,543		esure Group plc	2,749
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,293		Euler Hermes S.A.	$2,624
267,662		Everest Re Group Ltd	46,397
22,997		Fairfax Financial Holdings Ltd	10,473
24,441	e	FBD Holdings plc	181
39,113		FBL Financial Group, Inc (Class A)	2,406
113,176		Federated National Holding Co	2,718
96,333		Fidelity & Guaranty Life	2,364
277,410		First American Financial Corp	10,838
560,193		FNF Group	19,870
738,849		Fondiaria-Sai S.p.A	1,607
391,847	*	Genworth Financial, Inc (Class A)	1,810
299,090		Gjensidige Forsikring BA	4,027
524,699		Great-West Lifeco, Inc	12,570
73,297	*,e	Greenlight Capital Re Ltd (Class A)	1,633
42,464		Grupo Catalana Occidente S.A.	1,222
55,235	*	Hallmark Financial Services	635
177,587		Hannover Rueckversicherung AG.	18,190
35,794		Hanover Insurance Group, Inc	2,781
187,090	*	Hanwha Non-Life Insurance Co Ltd	1,163
135,301		Harel Insurance Investments & Finances Ltd	562
2,798,683		Hartford Financial Services Group, Inc	128,124
75,384		HCC Insurance Holdings, Inc	5,840
22,607	e	HCI Group, Inc	876
6,585		Helvetia Holding AG.	3,230
373,386	*	Heritage Insurance Holdings, Inc	7,367
401,718		Hiscox Ltd	5,730
108,077		Horace Mann Educators Corp	3,590
196,091		Hyundai Marine & Fire Insurance Co Ltd	5,003
5,903		IDI Insurance Co Ltd	270
27,634		Independence Holding Co	358
188,517		Industrial Alliance Insurance and Financial Services, Inc	5,625
44,705		Infinity Property & Casualty Corp	3,601
2,687,222		Insurance Australia Group Ltd	9,188
163,163		Intact Financial Corp	11,459
26,082		James River Group Holdings Ltd	701
253,618		Just Retirement Group plc	628
16,840	e	Kansas City Life Insurance Co	791
110,027		Kemper Corp	3,892
650,568		Korea Life Insurance Co Ltd	4,479
87,869		Korean Reinsurance Co	1,058
189,826	e	Lancashire Holdings Ltd	1,986
16,681,348		Legal & General Group plc	60,149
255,971	e	Liberty Holdings Ltd	2,339
37,650		LIG Insurance Co Ltd	751
605,619		Lincoln National Corp	28,743
193,975		Loews Corp	7,010
170,982	e	Maiden Holdings Ltd	2,373
2,645,407	e	Manulife Financial Corp	40,915
16,376	*	Markel Corp	13,131
2,025,277		Marsh & McLennan Cos, Inc	105,760
270,520		MAX India Ltd	2,116
348,798	*	MBIA, Inc	2,121
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,102,382		Medibank Pvt Ltd	$8,693
261,177		Mediolanum S.p.A.	1,866
48,299		Menorah Mivtachim Holdings Ltd	422
635,465		Mercuries & Associates Holding Ltd	409
1,132,122		Mercuries Life Insurance Co Lt	656
32,702		Mercury General Corp	1,652
50,788		Meritz Fire & Marine Insurance Co Ltd	683
7,433,450		Metlife, Inc	350,487
989,095	e	Metropolitan Holdings Ltd	1,702
345,902		Migdal Insurance Holdings Ltd	314
899,754		Mitsui Sumitomo Insurance Group Holdings, Inc	24,140
397,900	*	MPHB Capital BHD	130
114,248		Muenchener Rueckver AG.	21,337
236,252		National General Holdings Corp	4,557
34,624		National Interstate Corp	924
6,596		National Western Life Insurance Co (Class A)	1,469
61,730	*	Navigators Group, Inc	4,814
947,104		New China Life insurance Co Ltd	4,105
299,799		NKSJ Holdings, Inc	8,708
112,730		NN Group NV	3,236
6,317,111		Old Mutual plc	18,104
229,758		Old Republic International Corp	3,593
148,977		OneBeacon Insurance Group Ltd (Class A)	2,092
50,526		PartnerRe Ltd	7,017
221,424		Partnership Assurance Group plc	444
95,309	*,e	Patriot National, Inc	1,509
8,718,805		People’s Insurance Co Group of China Ltd	4,279
202,902		Phoenix Group Holdings	2,509
119,814		Phoenix Holdings Ltd	317
12,013,902		PICC Property & Casualty Co Ltd	23,532
10,906,400		Ping An Insurance Group Co of China Ltd	54,499
95,904		Porto Seguro S.A.	728
754,402		Power Corp Of Canada	15,642
462,403	e	Power Financial Corp	10,603
168,296		Powszechny Zaklad Ubezpieczen S.A.	17,280
239,094	e	Primerica, Inc	10,776
870,712		Principal Financial Group	41,220
124,228		ProAssurance Corp	6,096
916,830		Progressive Corp	28,092
186,139		Protector Forsikring ASA	1,312
2,358,433		Prudential Financial, Inc	179,736
5,741,721		Prudential plc	121,130
57,256,000	*	PT Panin Insurance Tbk	2,273
117,257,400	*	PT Panin Life Tbk	1,540
99,802		Qatar Insurance Co SAQ	2,551
1,467,128		QBE Insurance Group Ltd	13,361
226,300	*,e	Qualitas Controladora SAB de C.V.	313
396,487		Reinsurance Group of America, Inc (Class A)	35,918
166,559		RenaissanceRe Holdings Ltd	17,709
112,969		RLI Corp	6,047
578,323		RMI Holdings	1,732
238,482	e	RSA Insurance Group plc	1,454
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
38,607		Safety Insurance Group, Inc	$2,091
1,169,854		Sampo Oyj (A Shares)	56,618
41,045		Samsung Fire & Marine Insurance Co Ltd	9,692
142,704		Samsung Life Insurance Co Ltd	11,934
2,527,128		Sanlam Ltd	10,928
365,418		SCOR	13,122
147,710		Selective Insurance Group, Inc	4,588
7,546,941		Shin Kong Financial Holding Co Ltd	1,795
209,000		Shinkong Insurance Co Ltd	133
574,121		Societa Cattolica di Assicurazioni SCRL	4,045
2,040,692		Sony Financial Holdings, Inc	33,494
486,570		St. James’s Place plc	6,262
36,447		Stancorp Financial Group, Inc	4,162
1,281,335		Standard Life plc	7,525
39,098		State Auto Financial Corp	892
102,337	e	State National Cos, Inc	957
769,832	e	Steadfast Group Ltd	775
59,418		Stewart Information Services Corp	2,431
450,613	*	Storebrand ASA	1,478
158,733		Sul America SA	715
867,309	e	Sun Life Financial, Inc	27,972
968,173		Suncorp-Metway Ltd	8,329
23,536		Swiss Life Holding	5,250
675,142		Swiss Re Ltd	57,925
858,000		Syarikat Takaful Malaysia BHD	736
192,269		Symetra Financial Corp	6,083
532,642		T&D Holdings, Inc	6,291
238,000		Taiwan Fire & Marine Insurance Co	158
1,455,409	*	Taiwan Life Insurance Co Ltd	1,203
2,600,200	*	Thai Reinsurance PCL	202
2,442,385	*,e	Third Point Reinsurance Ltd	32,850
1,162,168		Tokio Marine Holdings, Inc	43,419
154,770		Tong Yang Life Insurance	1,861
209,130	*	Topdanmark AS	5,941
169,195		Torchmark Corp	9,543
596,977		Travelers Cos, Inc	59,417
51,241		Tryg A.S.	996
400,400		Tune Ins Holdings BHD	119
1,691,910		Unipol Gruppo Finanziario S.p.A	7,434
273,393	e	Uniqa Versicherungen AG.	2,371
34,442	*	United America Indemnity Ltd	901
65,149		United Fire & Casualty Co	2,283
186,789	e	United Insurance Holdings Corp	2,456
82,859		Universal Insurance Holdings, Inc	2,448
256,368		UnumProvident Corp	8,224
180,805		Validus Holdings Ltd	8,149
52,730		Vittoria Assicurazioni S.p.A.	580
916,303		W.R. Berkley Corp	49,819
8,214		White Mountains Insurance Group Ltd	6,138
6,669		Wiener Staedtische Allgemeine Versicherung AG.	197
10,189		Willis Group Holdings plc	417
4,481,751		XL Capital Ltd	162,777
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
472,021		Zurich Financial Services AG.	$115,884
		TOTAL INSURANCE	4,743,932

MATERIALS - 4.3%
98,753		A. Schulman, Inc	3,207
18,480		Aarti Industries	155
318,479	e	Acerinox S.A.	2,848
802,309		ACHEM Technology Corp	309
407,000	e	Achilles Corp	501
35,840		Acron JSC (GDR)	164
46,912		Adana Cimento	97
81,800		ADEKA Corp	1,045
1,429,931		Adelaide Brighton Ltd	4,386
259,477		Aeci Ltd	1,721
21,405	*	AEP Industries, Inc	1,227
166,144		African Barrick Gold Ltd	623
151,429		African Oxygen Ltd	164
107,876		African Rainbow Minerals Ltd	405
235,063		Agnico-Eagle Mines Ltd	5,959
220,502	e	Agrium, Inc	19,762
399,000		Aichi Steel Corp	1,507
226,859		Air Liquide	26,895
178,409		Air Products & Chemicals, Inc	22,761
126,422		Air Water, Inc	1,899
30,489		Airgas, Inc	2,724
28,183		AK Holdings, Inc	1,908
76,986		Akcansa Cimento AS	359
8,236		Akzo Nobel India Ltd	173
671,697		Akzo Nobel NV	43,687
267,649		Alamos Gold, Inc	991
4,160,256		Albemarle Corp	183,467
2,399,416		Alcoa, Inc	23,178
247,341		Alent plc	1,818
45,479		Alexandria Mineral Oils Co	202
186,536	e	Allegheny Technologies, Inc	2,645
1,523,000	e	Alpek SAB de C.V.	1,957
371,679		Altri SGPS S.A.	1,499
525,879	e	Alumina Ltd	418
5,225,171	*,e	Aluminum Corp of China Ltd	1,632
1,037,915		Ambuja Cements Ltd	3,261
2,128,904		Amcor Ltd	19,798
75,548	e	American Vanguard Corp	873
4,201,000		AMVIG Holdings Ltd	1,750
108,585		Anadolu Cam Sanayii AS	75
683,492		Anatolia Minerals Development Ltd	1,542
1,017,472		Anglo American plc (London)	8,499
77,604	*	Anglo Platinum Ltd	1,286
718,151	*	AngloGold Ashanti Ltd	5,797
1,560,291	e	Anhui Conch Cement Co Ltd	4,613
450,473	e	Antofagasta plc	3,412
152,080	*,e	APERAM	4,112
63,921		Aptargroup, Inc	4,216
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
190,777		Arabian Cement Co	$292
729,227	e	ArcelorMittal	3,782
162,730		Arkema	10,548
29,874		Asahi Holdings, Inc	449
1,571,044		Asahi Kasei Corp	11,078
167,358	*	Asanko Gold, Inc	245
123,107		Ashland, Inc	12,387
1,170,000		Asia Cement China Holdings Corp	324
1,164		Asia Cement Co Ltd	107
5,372,495		Asia Cement Corp	5,270
786		Asia Holdings Co Ltd	81
126,266		Asia Plastic Recycling Holding Ltd	56
314,125		Asia Polymer	168
461,238		Asian Paints Ltd	5,923
59,613		Associated Cement Co Ltd	1,226
129,579	e	Assore Ltd	696
611,200		Atlas Consolidated Mining & Development	60
57,227	e	Atlas Iron Ltd	1
7,302		Atul Ltd	174
6,657	*	AuRico Metals, Inc	3
124,026		Aurubis AG.	7,894
475,238		Avery Dennison Corp	26,884
145,344	*	Axalta Coating Systems Ltd	3,683
2,105,359		Axiall Corp	33,033
852,474	*,e	B2Gold Corp	901
87,744		Balchem Corp	5,332
282,772		Ball Corp	17,588
1,612,568		Barrick Gold Corp (Canada)	10,259
8,644		BASF India Ltd	143
1,242,837		BASF SE	95,056
35,355		Baticim Bati Anadolu Cimento Sanayii AS	70
15,552		Bayer CropScience Ltd	867
10,663,449		BBMG Corp	7,359
36,714	e	Bekaert S.A.	967
54,136		Bemis Co, Inc	2,142
2,295,200		Bengang Steel Plates Co	765
245,521		Berger Paints India Ltd	823
6,899,604	*,a	Berry Plastics Group, Inc	207,471
4,686,399		BHP Billiton Ltd	74,018
5,962,357		BHP Billiton plc	90,757
874,839		Billerud AB	12,596
165,000	e	Bloomage Biotechnology Corp Ltd	250
584,581		BlueScope Steel Ltd	1,489
7,972		BNG Steel Co Ltd	71
112,545	*	Boise Cascade Co	2,838
1,648,505		Boliden AB	25,813
2,437,627		Boral Ltd	9,066
270,171		Borregaard ASA	1,627
47,043		Borusan Mannesmann Boru Sanayi	94
203,728		Boryszew S.A.	263
52,503		BRAAS Monier Building Group S.A.	1,404
221,586		Bradespar S.A.	458
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
551,796		Braskem S.A.	$2,320
57,497		Brush Engineered Materials, Inc	1,726
64,843	e	Buzzi Unicem S.p.A.	1,084
107,539		Buzzi Unicem S.p.A. RSP	1,082
5,400		C Uyemura & Co Ltd	262
248,367		Cabot Corp	7,838
164,066		Calgon Carbon Corp	2,556
85,687		Canam Group, Inc	826
194,465	e	Canexus Corp	169
269,564	*	Canfor Corp	3,214
80,817		Canfor Pulp Products, Inc	741
73,144		CAP S.A.	192
349,437	*	Capstone Mining Corp	115
131,974		Carpenter Technology Corp	3,929
143,222		Cascades, Inc	924
105,354		CCL Industries	14,789
313,974		Celanese Corp (Series A)	18,578
43,379		Cementir S.p.A.	234
400,331		Cementos Argos S.A.	1,224
505,180	*	Cemex Latam Holdings S.A.	2,012
26,309,960	*,e	Cemex S.A. de C.V.	18,349
907,601	*,e	Cemex SAB de C.V. (ADR)	6,344
4,378,240		Centamin plc	4,038
556,262		Centerra Gold, Inc	3,143
223,478	*,e	Century Aluminum Co	1,028
1,588,125		Century Sunshine Ecological Technology Holdings Ltd	132
22,397		Century Textile & Industries Ltd	177
721,472		CF Industries Holdings, Inc	32,394
21,094		Chase Corp	831
172,736		Chemours Co	1,118
197,210	*	Chemtura	5,644
707,560		Cheng Loong Corp	243
475,925		Chia Hsin Cement Corp	145
1,734,695		China BlueChemical Ltd	466
4,680,000	*,e	China Daye Non-Ferrous Metals Mining Ltd	88
159,000		China Hi-ment Corp	288
885,000	*	China Manmade Fibers Corp	246
701,372		China Metal Products	612
1,329,340	*,e,m	China Metal Recycling Holdings Ltd	2
10,095,248		China National Building Material Co Ltd	5,849
1,056,000	e	China National Materials Co Ltd	256
2,178,628	*	China Petrochemical Development Corp	574
3,418,000	*,e	China Precious Metal Resources Holdings Co Ltd	135
1,537,200	*	China Rare Earth Holdings Ltd	126
8,078,058	e	China Resources Cement Holdings Ltd	3,698
547,000	*,e	China Sanjiang Fine Chemicals	101
6,683,200	e,m	China Shanshui Cement Group Ltd	4,068
750,000	e	China Silver Group Ltd	185
145,000		China Steel Chemical Corp	447
12,699,442		China Steel Corp	7,421
1,189,190		China Synthetic Rubber Corp	867
1,232,000		China Vanadium Titano-Magnetite Mining Co Ltd	46
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
14,624,800	*	China Zenith Chemical Group Ltd	$1,402
538,000	*	Chongqing Iron & Steel Co Ltd	80
114,819		Christian Hansen Holding	6,422
208,000		Chugoku Marine Paints Ltd	1,317
946,328		Chun Yuan Steel	265
815,720	*	Chung Hung Steel Corp	103
360,950	*	Chung Hwa Pulp Corp	112
624,939		Cia de Minas Buenaventura S.A. (ADR) (Series B)	3,725
546,568		Cia Siderurgica Nacional S.A.	540
56,809		Ciech S.A.	1,086
163,004		Cimsa Cimento Sanayi Ve Tica	800
962,000	*	Citic Dameng Holdings	80
2,108,154		Clariant AG.	35,506
89,171	*	Clearwater Paper Corp	4,212
961,941	e	Cliffs Natural Resources, Inc	2,347
357,140	*,e	Coeur Mining, Inc	1,007
346,283		Commercial Metals Co	4,692
86,132	*,m	Companhia Vale do Rio Doce	0
101,488		Compass Minerals International, Inc	7,954
333,296	*	Constellium NV	2,020
18,342	*	Core Molding Technologies, Inc	338
107,366		Coromandel International Ltd	253
366,000	e	CPMC Holdings Ltd	197
2,030,891		CRH plc	53,612
65,646		Croda International plc	2,694
1,217,851	*	Crown Holdings, Inc	55,717
1,503,898		CSR Ltd	3,072
173,780	*,e,m	Cudeco Ltd	135
205,915		Cytec Industries, Inc	15,207
7,980,200		D&L Industries Inc	1,709
326,000		Da Ming International Holdings Ltd	103
549,907		Daicel Chemical Industries Ltd	6,751
281,000	e	Daido Steel Co Ltd	891
140,000		Daiken Corp	426
97,857	e	Dainichiseika Color & Chemicals Manufacturing Co Ltd	418
880,845		Dainippon Ink and Chemicals, Inc	1,976
77,872	e	Daio Paper Corp	641
66,000		Daiso Co Ltd	227
16,546		Dalmia Bharat Ltd	164
168,600	*	Danhua Chemical Technology Co Ltd	85
21,073		DC Chemical Co Ltd	1,474
28,323		Deltic Timber Corp	1,694
1,481,000		Denki Kagaku Kogyo KK	5,844
173,684	*,e	Detour Gold Corp	1,852
10,699	*	Dhanuka Agritech Ltd	72
282,290		Dominion Diamond Corp	3,016
402,853		Domtar Corp	14,402
48,784		Dongkuk Steel Mill Co Ltd	295
748,000		Dongpeng Holdings Co Ltd	252
84,718		Dongsung Finetec Co Ltd	433
4,413,000		Dongyue Group	1,151
5,738,148	e	Dow Chemical Co	243,297
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
259,000		Dowa Holdings Co Ltd	$1,963
1,141,350		DS Smith plc	6,818
44,361		DSM NV	2,047
687,819		Du Pont (E.I.) de Nemours & Co	33,153
383,274		DuluxGroup Ltd	1,448
99,350	*,e	Dundee Precious Metals, Inc	162
74,896		Eagle Materials, Inc	5,124
653,000		Eastern Polymer Group PCL	150
472,575		Eastman Chemical Co	30,585
199,291		Ecolab, Inc	21,866
104,458		EID Parry India Ltd	210
197,404	*	El Ezz Steel Co	230
1,176,004		Eldorado Gold Corp	3,772
789,811		Elementis plc	2,671
2,539,886		Empresas CMPC S.A.	6,537
14,973		EMS-Chemie Holding AG.	6,160
171,431	e	Ence Energia y Celulosa S.A.	557
610,900		Engro Chemical Pakistan Ltd	1,745
5,244	*,e	Eramet	193
2,053,922		Eregli Demir ve Celik Fabrikalari TAS	2,535
1,774,533		Essentra plc	21,144
1,605,880		Eternal Chemical Co Ltd	1,417
35,500		Eugene Corp	157
363,932		Everlight Chemical Industrial Corp	184
1,711,443	e	Evolution Mining Ltd	1,524
240,655	*,e	Evolva Holdings S.A.	252
254,724		Evonik Industries AG.	8,529
390,517		Evraz plc	431
390,050		Feng Hsin Iron & Steel Co	431
70,100		Ferbasa-Ferro Ligas DA Bahia	135
450,525		Ferrexpo plc	242
399,944	*	Ferro Corp	4,379
272,552		Fibria Celulose S.A.	3,699
29,982		Finolex Industries Ltd	119
114,631	*,e	First Majestic Silver Corp	367
835,849	e	First Quantum Minerals Ltd	3,063
4,674,164		Fletcher Building Ltd	20,379
138,309	*,e	Flotek Industries, Inc	2,310
61,712		FMC Corp	2,093
52,978	*	Foosung Co Ltd	174
3,866,690		Formosa Chemicals & Fibre Corp	7,880
5,364,088		Formosa Plastics Corp	11,345
421,000		Formosan Rubber Group, Inc	230
5,310,369	e	Fortescue Metals Group Ltd	6,855
123,872	*,e	Fortuna Silver Mines, Inc	272
169,791	m	Foshan Huaxin Packaging Co Ltd	208
23,200	e	FP Corp	860
231,144	e	Franco-Nevada Corp	10,186
2,186,976		Freeport-McMoRan Copper & Gold, Inc (Class B)	21,192
157,840	e	Fresnillo plc	1,414
37,411		Frutarom Industries Ltd	1,416
175,200		Fuchs Petrolub AG. (Preference)	7,754
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,755,200	e	Fufeng Group Ltd	$1,526
20,952		Fuji Seal International, Inc	605
49,800		Fujimi, Inc	674
22,400		Fujimori Kogyo Co Ltd	551
1,531,000	e	Furukawa-Sky Aluminum Corp	2,454
2,335,800	e	Fushan International Energy Group Ltd	291
61,234	e	FutureFuel Corp	605
286,601		Gem Diamonds Ltd	506
2,609,607		Gerdau S.A. (Preference)	3,601
16,930		Givaudan S.A.	27,548
212,635		Glatfelter	3,662
752,561	*	Gleichen Resources Ltd	705
13,202,320		Glencore Xstrata plc	18,326
181,667		Globe Specialty Metals, Inc	2,204
394,192		Gloria Material Technology Corp	204
761,000	e	Godo Steel Ltd	1,182
89,145		Godrej Industries Ltd	474
1,318,111		Gold Fields Ltd	3,470
1,034,755	e	Goldcorp, Inc	12,972
8,519,418		Goldsun Development & Construction Co Ltd	2,232
929,000		Grand Pacific Petrochemical	426
246,103	e	Granges AB	1,598
2,781,239		Graphic Packaging Holding Co	35,572
605,755	*,m	Great Basin Gold Ltd	5
181,000		Great China Metal Industry	155
2,470,000	e	Greatview Aseptic Packaging Co	1,153
29,000		Green Seal Holding Ltd	101
81,389		Greif, Inc (Class A)	2,597
21,485,560		G-Resources Group Ltd	560
317,996		Grupo Argos S.A.	1,843
7,810,730		Grupo Mexico S.A. de C.V. (Series B)	18,907
97,900	*,e	Grupo Simec SAB de C.V.	242
85,757		Gubre Fabrikalari TAS	180
33,234		Gujarat Flourochemicals	349
137,577	*	Guyana Goldfields, Inc	369
131,765		H.B. Fuller Co	4,472
29,222		Han Kuk Carbon Co Ltd	142
11,812		Hanil Cement Manufacturing	1,326
8,409		Hansol Chemical Co Ltd	521
19,676		Hansol Paper Co	122
10,335	*	Hansol Paper Co Ltd	181
126,477		Hanwha Chemical Corp	2,319
45,246		Hanwha Corp	1,490
511,307	*,e	Harmony Gold Mining Co Ltd	317
27,658	e	Hawkins, Inc	1,065
38,727		Haynes International, Inc	1,465
417,586	*	Headwaters, Inc	7,851
975,532	e	Hecla Mining Co	1,922
70,671		HeidelbergCement AG.	4,853
628,725		Hexpol AB	7,032
1,240,136		Hindalco Industries Ltd	1,343
133,182	e	Hitachi Chemical Co Ltd	1,838
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
370,934		Hitachi Metals Ltd	$4,308
728,837	*	Ho Tung Chemical Corp	157
189,197	*,e	Hochschild Mining plc	200
584,829	e	Hokuetsu Paper Mills Ltd	3,177
376,418		Holcim Ltd	19,732
49,784		Holmen AB (B Shares)	1,396
26,345		Honam Petrochemical Corp	6,037
3,684,000	*,e	Honbridge Holdings Ltd	504
158,713	*,e	Horsehead Holding Corp	482
2,765,000		Huabao International Holdings Ltd	878
570,300	m	Hubei Sanonda Co Ltd	502
23,316		Huchems Fine Chemical Corp	385
230,449		HudBay Minerals, Inc	851
208,155		Huhtamaki Oyj	6,361
518,330		Huntsman Corp	5,023
26,561		Hyosung Corp	2,537
181,967		Hyundai Steel Co	7,932
377,697	*	IAMGOLD Corp	617
33,100		Ihara Chemical Industry Co Ltd	344
890,361	e	Iluka Resources Ltd	3,912
56,152		IMCD Group NV	1,934
8,668		Imerys S.A.	557
620,660	*,e	Impala Platinum Holdings Ltd	1,724
72,809	*	Imperial Metals Corp	337
2,252,936		Incitec Pivot Ltd	6,210
887,989	e	Independence Group NL	1,589
161,865	*	India Cements Ltd	193
1,076,878		Indorama Ventures PCL (Foreign)	685
153,700	*,e	Industrias CH SAB de C.V.	528
155,080		Industrias Penoles S.A. de C.V.	2,114
585,070		Inner Mongolia Eerduosi Resourses Co Ltd	497
85,737		Innophos Holdings, Inc	3,399
126,755		Innospec, Inc	5,895
64,137	*	Interfor Corp	453
125,421		International Flavors & Fragrances, Inc	12,951
551,738		International Paper Co	20,850
143,733	e	Intertape Polymer Group, Inc	1,537
277,760	*,e	Intrepid Potash, Inc	1,539
316,000	*	Ishihara Sangyo Kaisha Ltd	273
229,177		Israel Chemicals Ltd	1,179
3,213		Israel Corp Ltd	770
192,400	e	Italcementi S.p.A.	2,136
7,414	e	Italmobiliare S.p.A.	317
15,662		Italmobiliare S.p.A. RSP	435
549,300	*	Ivanhoe Mines Ltd	268
103,570	*	Izmir Demir Celik Sanayi AS	63
31,459	*,m	Jacana Minerals Ltd	5
344,673		James Hardie Industries NV	4,161
47,978	*	Jastrzebska Spolka Weglowa S.A.	144
254,000		Jaya Tiasa Holdings BHD	74
454,346		JFE Holdings, Inc	5,967
1,690,230		Jiangxi Copper Co Ltd	2,061
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
109,740		Jindal Saw Ltd	$107
353,265		Jindal Steel & Power Ltd	327
297,954	*,e	Jinshan Gold Mines, Inc	424
16,154		JK Cement Ltd	161
27,652		JK Lakshmi Cement Ltd	157
90,033		Johnson Matthey plc	3,338
13,300		JSP Corp	208
280,865		JSR Corp	4,049
104,697		JSW Steel Ltd	1,422
606,305		K&S AG.	20,344
50,743		Kaiser Aluminum Corp	4,072
655,638		Kaneka Corp	4,828
203,321		Kansai Nerolac Paints Ltd	749
324,424		Kansai Paint Co Ltd	4,412
333,656		Kapstone Paper and Packaging Corp	5,509
108,553	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	58
657,106	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	270
99,603	e	Kemira Oyj	1,150
189,564		KGHM Polska Miedz S.A.	4,095
1,805,592	*	Kinross Gold Corp	3,139
282,836	*	Kirkland Lake Gold, Inc	1,176
7,729		KISCO Corp	374
21,136		KISWIRE Ltd	826
600,968		Klabin S.A.	3,317
2,552,700		Klabin S.A. (Preference)	2,737
31,215		KMG Chemicals, Inc	602
44,000		Koatsu Gas Kogyo Co Ltd	238
3,197,798		Kobe Steel Ltd	3,467
32,929		Kolon Corp	1,878
16,882		Kolon Industries, Inc	894
14,100		Konishi Co Ltd	244
1,031		Konya Cimento Sanayii	95
55,602		Koppers Holdings, Inc	1,122
16,444		Korea Kumho Petrochemical	740
20,761		Korea Petrochemical Ind Co Ltd	2,924
13,056		Korea Zinc Co Ltd	5,134
259,853		Koza Altin Isletmeleri AS	1,887
155,458	*	Koza Anadolu Metal Madencilik Isletmeleri AS	107
208,183	*	Kraton Polymers LLC	3,726
53,847	e	Kronos Worldwide, Inc	334
1,461,000	*,e	KuangChi Science Ltd	301
22,912		Kukdo Chemical Co Ltd	1,340
213,578	e	Kumba Iron Ore Ltd	1,215
46,000	e	Kumiai Chemical Industry Co Ltd	326
1,937		Kumkang Kind Co Ltd	112
155,989		Kuraray Co Ltd	1,944
181,000		Kureha CORP	651
344,000		Kurimoto Ltd	534
158,800	e	Kyoei Steel Ltd	2,493
236,493	e	Labrador Iron Ore Royalty Corp	2,534
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
474,320		Lafarge Malayan Cement BHD	$971
161,407	*	LafargeHolcim Ltd	8,408
1,404,688	*,e	Lake Shore Gold Corp	1,179
683,771		Lanxess AG.	32,016
424,000		Lee & Man Holding Ltd	180
4,603,000		Lee & Man Paper Manufacturing Ltd	2,336
516,448		LEE Chang Yung Chem IND Corp	362
7,902		Lenzing AG.	593
86,039		LG Chem Ltd	20,856
9,896		LG Chem Ltd (Preference)	1,593
373,958		Linde AG.	60,740
41,500		Lintec Corp	873
6,177		Lion Chemtech Co Ltd	79
18,611		Lock & Lock Co Ltd	229
1,373,901		Long Chen Paper Co Ltd	437
7,725	*,e	Lonmin plc	2
6,053,731	*,e	Louisiana-Pacific Corp	86,205
51,978	*	LSB Industries, Inc	796
606,008	e	Lucara Diamond Corp	681
476,000		Luks Group Vietnam Holdings Ltd	147
637,607	*,e	Lundin Mining Corp	1,801
1,063,105		LyondellBasell Industries AF S.C.A	88,620
83,193		Madras Cements Ltd	415
55,154	*	MAG. Silver Corp	393
161,300		Magnesita Refratarios S.A.	115
27,808		Maharashtra Seamless Ltd	61
77,132	e	Major Drilling Group International	257
1,724,500		Maple Leaf Cement Factory Ltd	1,131
91,725		Martin Marietta Materials, Inc	13,938
155,424	e	Maruichi Steel Tube Ltd	3,518
12,785		Mayr-Melnhof Karton AG.	1,476
234,284	e	Metals X Ltd	198
258,200		Metalurgica Gerdau S.A.	190
162,873	e	Methanex Corp	5,397
1,317,184		Mexichem SAB de C.V.	3,234
1,086,000	e	Midas Holdings Ltd	203
598,506	*,e	Minera Frisco SAB de C.V.	313
184,273		Minerals Technologies, Inc	8,875
16,307	e	Miquel y Costas & Miquel S.A.	542
2,508,165		Mitsubishi Chemical Holdings Corp	13,097
1,698,158		Mitsubishi Gas Chemical Co, Inc	7,839
3,077,693		Mitsubishi Materials Corp	9,351
317,000	*,e	Mitsubishi Paper Mills Ltd	207
433,000		Mitsubishi Steel Manufacturing Co Ltd	794
1,168,066	e	Mitsui Chemicals, Inc	3,744
921,000		Mitsui Mining & Smelting Co Ltd	1,655
180,286	*,e	Mittal Steel South Africa Ltd	111
1,323,383	e	MMC Norilsk Nickel PJSC (ADR)	19,016
2,028,000	e	MMG Ltd	383
66,841		MOIL Ltd	201
129,748		Mondi Ltd	2,720
688,314		Mondi plc	14,426
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,981	*,m	Mongolian Metals Corporation	$0
998,451		Monsanto Co	85,208
3,530		Monsanto India Ltd	140
123,600		Mosaic Co	3,845
197,296		Mpact Ltd	685
1,328,240		M-real Oyj (B Shares)	7,489
66,784		Myers Industries, Inc	895
75,761	*	Mytilineos Holdings S.A.	394
531,194	*,m	Nagarjuna Fertilizers & Chemicals	64
187,000	*,e	Nakayama Steel Works Ltd	116
111,789		Namhae Chemical Corp	885
669,972		Nampak Ltd	1,246
6,027,813		Nan Ya Plastics Corp	10,229
263,910		Nantex Industry Co Ltd	217
84,854		Neenah Paper, Inc	4,945
28,200	e	Neturen Co Ltd	203
465,797		Nevsun Resources Ltd	1,365
497,956	*	New Gold, Inc	1,123
1,201,021	*	Newcrest Mining Ltd	10,808
44,060		NewMarket Corp	15,729
1,854,472		Newmont Mining Corp	29,801
8,558,950		Nickel Asia Corp	1,175
41,300	e	Nihon Nohyaku Co Ltd	278
85,000		Nihon Parkerizing Co Ltd	695
2,592,684		Nine Dragons Paper Holdings Ltd	1,352
298,300	*,e	Nippon Denko Co Ltd	537
203,000	e	Nippon Kayaku Co Ltd	2,114
637,900		Nippon Light Metal Holdings Co Ltd	954
110,732	e	Nippon Paint Co Ltd	1,937
480,300	e	Nippon Paper Industries Co Ltd	7,332
47,400		Nippon Shokubai Co Ltd	3,223
289,000		Nippon Soda Co Ltd	1,648
793,820		Nippon Steel Corp	14,466
47,810		Nippon Synthetic Chemical Industry Co Ltd	299
142,500	*,e	Nippon Yakin Kogyo Co Ltd	179
4,113	*	Nirvikara Paper Mills Ltd	2
121,500		Nissan Chemical Industries Ltd	2,672
326,700	e	Nisshin Steel Holdings Co Ltd	2,927
195,000		Nittetsu Mining Co Ltd	776
246,563		Nitto Denko Corp	14,767
146,921	e	NOF Corp	1,008
41,284	e	Norbord, Inc	592
738,804		Norsk Hydro ASA	2,464
8,220,000	*,e	North Mining Shares Co Ltd	97
410,184	*	Northam Platinum Ltd	801
572,875		Northern Star Resources Ltd	1,085
404,181	*	Novagold Resources, Inc	1,463
9,746		Novolipetsk Steel (GDR)	112
593,452		Novozymes AS	25,900
889,219		Nucor Corp	33,390
905,882		Nufarm Ltd	5,204
603,348		Nuplex Industries Ltd	1,503
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
276,240	*,e	Nyrstar	$620
86,450	*,m	Nyrstar (Strip VVPR)	0
156,000	*	Ocean Plastics Co Ltd	143
796,086	e	OceanaGold Corp	1,163
71,265	*,e	OCI NV	1,828
824,143		OJI Paper Co Ltd	3,537
58,000	e	Okamoto Industries, Inc	549
2,097,798	e	Olin Corp	35,264
40,853		Olympic Steel, Inc	406
79,642		OM Group, Inc	2,619
61,558		Omnia Holdings Ltd	662
122,873	*,e	Omnova Solutions, Inc	681
655,588	e	Orica Ltd	6,958
42,181		Orient Cement Ltd	102
559,000		Oriental Union Chemical Corp	392
1,925,155		Orora Ltd	3,142
10,900		Osaka Steel Co Ltd	153
111,541		Osisko Gold Royalties Ltd	1,179
301,551	*,e	Outokumpu Oyj	696
1,020,000		Overseas Chinese Town Asia Holdings Ltd	405
177,120	*	Owens-Illinois, Inc	3,670
1,659,042		Oxiana Ltd	3,896
144,507	*,e	Pacific Metals Co Ltd	334
13,800		Pack Corp	305
578,698		Packaging Corp of America	34,814
534,088		Pact Group Holdings Ltd	1,787
161,636	e	Pan American Silver Corp	1,027
111,473		Papeles y Cartones de Europa S.A.	536
498,900	*	Paranapanema S.A.	259
52,319		Park Elektrik Madencilik Sanayi Ve Ticaret AS	64
289,382		Petkim Petrokimya Holding	383
431,996	*	Petra Diamonds Ltd	551
3,395,063		Petronas Chemicals Group BHD	4,748
322,462		PhosAgro OAO (ADR)	4,461
76,049		PI Industries Ltd	739
264,041	*,m	Pike River Coal Ltd	0
237,594	*	Platform Specialty Products Corp	3,006
228,943		PolyOne Corp	6,717
6,796		Poongsan	233
146,513		Poongsan Corp	3,115
716,782		Portucel Empresa Produtora de Pasta e Papel S.A.	2,491
136,516		POSCO	19,303
61,342		POSCO Refractories & Environment Co Ltd	621
1,977,533		Potash Corp of Saskatchewan	40,647
551,673		PPC Ltd	681
1,884,609		PPG Industries, Inc	165,261
203,570		Praxair, Inc	20,736
148,708	*,e	Premier Gold Mines Ltd	251
1,575,100		Press Metal BHD	740
110,619	*,e	Pretium Resources, Inc	670
153,535	*	Primero Mining Corp	359
103,835	*	Prism Cement Ltd	142
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,906,500		PT Aneka Tambang Tbk	$97
13,153,200	*	PT Hanson International Tbk	625
1,234,900		PT Holcim Indonesia Tbk	85
1,826,920		PT Indocement Tunggal Prakarsa Tbk	2,057
3,848,800	*	PT Krakatau Steel Tbk	82
8,218,300	*	PT Sekawan Intipratama Tbk	118
3,642,589		PT Semen Gresik Persero Tbk	2,253
2,661,657		PT Timah Tbk	117
2,160,100		PT Wijaya Karya Beton Tbk	115
7,089,426		PTT Global Chemical PCL (Foreign)	10,532
21,714		Qatar National Cement Co	627
28,786		Qatari Investors Group	345
34,890		Quaker Chemical Corp	2,689
38,775		Rallis India Ltd	130
103,406		Randgold Resources Ltd	6,093
9,550		Ratnamani Metals & Tubes Ltd	90
105,128	e	Rayonier Advanced Materials, Inc	643
64,314	*,e	Real Industry, Inc	567
337,560	e	Regis Resources Ltd	427
164,775		Reliance Steel & Aluminum Co	8,900
672,767	e	Rengo Co Ltd	2,600
62,560	*,e	Rentech, Inc	350
63,260	*,e	Resolute Forest Products	526
1,201,370		Rexam plc	9,539
25,531	e	RHI AG.	516
646,665		Rio Tinto Ltd	22,248
1,919,214		Rio Tinto plc	64,396
1,319,200	*	Romarco Minerals, Inc	465
47,666		Rotam Global Agrosciences Ltd	42
80,358	*,e	Royal Bafokeng Platinum Ltd	140
141,233		Royal Gold, Inc	6,635
358,665		RPC Group plc	3,441
482,695		RPM International, Inc	20,220
361,440	*,e	Rubicon Minerals Corp	260
31,299	*,e	Ryerson Holding Corp	164
18,007		Sa des Ciments Vicat	1,125
236,000		Sakai Chemical Industry Co Ltd	663
37,100		Sakata INX Corp	296
148,001		Salzgitter AG.	3,676
2,450		Sam Kwang Glass Ind Co Ltd	204
62,208		Samsung Fine Chemicals Co Ltd	2,118
365,681		San Fang Chemical Industry Co Ltd	523
142,592	e	Sandfire Resources NL	545
120,156	*,e	Sandstorm Gold Ltd	320
141,000		Sanyo Chemical Industries Ltd	947
429,000		Sanyo Special Steel Co Ltd	1,632
1,364,421	*	Sappi Ltd	4,190
387,194		Satipel Industrial S.A.	574
538,693	*,e	Schmolz + Bickenbach AG.	343
216,574		Schnitzer Steel Industries, Inc (Class A)	2,932
188,760		Schweitzer-Mauduit International, Inc	6,490
142,500		Scientex BHD	231
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
218,400		Scotts Miracle-Gro Co (Class A)	$13,283
38,467	*,e	Seabridge Gold, Inc	224
60,241		Seah Besteel Corp	1,535
1,091		SeAH Holdings Corp	178
13,315		SeAH Steel Corp	777
1,759,365		Sealed Air Corp	82,479
1,714,000	e	Sekisui Plastics Co Ltd	5,482
297,886	*	SEMAFO, Inc	645
57,318		Semapa-Sociedade de Investimento e Gestao	744
121,028	*,e	Senomyx, Inc	540
135,400		Sensient Technologies Corp	8,300
1,829,477		Sesa Sterlite Ltd	2,375
591,545		Severstal (GDR)	6,277
2,223,000		Shandong Chenming Paper Holdings Ltd	861
2,740,029		Shandong Chenming Paper Holdings Ltd (Class B)	1,329
373,400		Shanghai Chlor-Alkali Chemical Co Ltd	219
160,987		Shanghai Yaohua Pilkington Glass Co Ltd	89
18,464		Sharda Cropchem Ltd	80
520,000		Sheen Tai Holdings Grp Co Ltd	69
363,000		Sheng Yu Steel Co Ltd	193
311,247	e	Sherritt International Corp	175
297,385		Sherwin-Williams Co	66,251
233,000	*	Shihlin Paper Corp	210
34,000		Shikoku Chemicals Corp	287
595,637		Shin-Etsu Chemical Co Ltd	30,547
97,800		Shin-Etsu Polymer Co Ltd	444
1,311,032		Shinkong Synthetic Fibers Corp	345
58,684		Shiny Chemical Industrial Co Ltd	71
4,758,000	*,e	Shougang Concord International Enterprises Co Ltd	201
1,506,000		Showa Denko KK	1,653
17,539		Shree Cement Ltd	3,137
108,600		Siam Cement PCL (ADR)	1,390
566,916		Siam Cement PCL (Foreign)	7,286
1,907,029		Sibanye Gold Ltd	2,168
281,280		Sidi Kerir Petrochemcials Co	468
144,243		Sigma-Aldrich Corp	20,038
1,131,000	*,m	Sijia Group Co	1
1,087		Sika AG.	3,353
148,245		Silgan Holdings, Inc	7,715
89,337	*	Silver Standard Resources, Inc	582
343,630		Silver Wheaton Corp	4,130
257,958	e	Sims Group Ltd	1,760
8,584,000		Sinofert Holdings Ltd	1,282
4,882,798		Sinopec Shanghai Petrochemical Co Ltd	1,872
14,883		SK Chemicals Co Ltd	927
121,693		SKC Co Ltd	3,930
12,081	*	SKCKOLONPI, Inc	117
870,210		Smurfit Kappa Group plc	23,445
115,180		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,672
5,721		SODIFF Advanced Materials Co Ltd	443
287,478		Solar Applied Materials Technology Co	165
56,897	e	Solvay S.A.	5,815
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
113,910		Sonoco Products Co	$4,299
221,034		South Valley Cement	113
3,045,085	*	South32 Ltd	2,943
452,383	*	South32 Ltd (W/I)	434
1,165,370	e	Southern Copper Corp (NY)	31,139
210,041	*,e	Ssab Svenskt Stal AB (Series A)	721
181,229	*,e	Ssab Svenskt Stal AB (Series B)	548
81,238	*	Ssangyong Cement Industrial Co Ltd	1,346
1,558,665		Steel Dynamics, Inc	26,778
62,800		Stella-Jones, Inc	2,025
100,485		Stepan Co	4,181
424,786	*,e	Stillwater Mining Co	4,388
5,251		STO AG.	754
245,190	e	Stora Enso Oyj (R Shares)	1,855
1,243,221	e	Sumitomo Bakelite Co Ltd	4,568
2,875,511		Sumitomo Chemical Co Ltd	14,541
1,124,437		Sumitomo Metal Mining Co Ltd	12,773
603,193		Sumitomo Osaka Cement Co Ltd	2,142
38,000		Sumitomo Seika Chemicals Co Ltd	243
17,812	e	Sumitomo Titanium Corp	468
79,578	*	Summit Materials, Inc	1,494
379,107		SunCoke Energy, Inc	2,949
4,450,000	*,e,m	Superb Summit International Group Ltd	729
7,326,700	*	Superblock PCL-Foreign	317
686,056		Suzano Papel e Celulose S.A.	3,338
55,000		Swancor Ind Co Ltd	291
166,778		Symrise AG.	10,049
167,284		Syngenta AG.	53,600
1,314,070		Synthos S.A.	1,308
147,060	*,e	Syrah Resources Ltd	256
376,400		Ta Ann Holdings BHD	317
1,909,493		TA Chen Stainless Pipe	871
709		Taekwang Industrial Co Ltd	717
598,513		Tahoe Resources, Inc	4,632
173,558		Tahoe Resources, Inc (Toronto)	1,341
1,303,516		Taiheiyo Cement Corp	3,906
3,682,290		Taiwan Cement Corp	3,744
1,065,960		Taiwan Fertilizer Co Ltd	1,332
245,725		Taiwan Hon Chuan Enterprise Co Ltd	353
425,329		Taiwan Styrene Monomer	175
15,900		Taiyo Ink Manufacturing Co Ltd	487
249,933	e	Taiyo Nippon Sanso Corp	2,374
32,800		Takasago International Corp	802
39,000	e	Takiron Co Ltd	160
334,305		Tata Steel Ltd	1,085
1,332,000	e	TCC International Holdings Ltd	248
9,125		Technosemichem Co Ltd	332
877,894		Teck Cominco Ltd	4,190
8,856,018		Teijin Ltd	26,900
25,641		Ten Cate NV	696
36,800	e	Tenma Corp	604
30,366	*	Tessenderlo Chemie NV	892
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
253,038	e	TFS Corp Ltd	$272
211,426	*,e	Thompson Creek Metals Co, Inc (Toronto)	98
317,275		Thye Ming Industrial Co Ltd	283
438,305		ThyssenKrupp AG.	7,702
6,490,000	e	Tiangong International Co Ltd	589
104,707	e	TimkenSteel Corp	1,060
54,365		Titan Cement Co S.A.	1,238
115,000		Toagosei Co Ltd	836
31,600	*,e	Toho Titanium Co Ltd	377
169,000	e	Toho Zinc Co Ltd	388
635,000	e	Tokai Carbon Co Ltd	1,524
622,000	e	Tokuyama Corp	1,016
44,100		Tokyo Ohka Kogyo Co Ltd	1,169
129,796	*,e	Tokyo Rope Manufacturing Co Ltd	187
99,100		Tokyo Steel Manufacturing Co Ltd	542
660,750		Ton Yi Industrial Corp	321
23,129	*	Tongyang Cement & Energy Corp	113
187,000	e	Topy Industries Ltd	386
488,572		Toray Industries, Inc	4,224
1,041,000	e	Tosoh Corp	5,010
644,000		Toyo Ink Manufacturing Co Ltd	2,358
39,800		Toyo Kohan Co Ltd	119
122,041	e	Toyo Seikan Kaisha Ltd	1,943
1,789,676		Toyobo Co Ltd	2,430
83,597	*,e	Trecora Resources	1,038
82,982		Tredegar Corp	1,085
36,243	*,e	Trinseo S.A.	915
259,091	e	Tronox Ltd	1,132
583,597		TSRC Corp	353
102,585	e	Tubacex S.A.	217
105,984	e	Tubos Reunidos S.A.	102
1,501,000		Tung Ho Steel Enterprise Corp	785
1,291,016	*	Turquoise Hill Resources Ltd	3,299
4,510,647		UBE Industries Ltd	7,862
63,901		Ultra Tech Cement Ltd	2,605
23,521		Umicore	907
15,621		Unid Co Ltd	744
332,579		United Phosphorus Ltd	2,331
5,964	e	United States Lime & Minerals, Inc	272
296,386	e	United States Steel Corp	3,088
330,520		Universal Cement Corp	207
721,532		UPC Technology Corp	202
2,050,308		UPM-Kymmene Oyj	30,777
168,064		Uralkali (GDR)	2,497
50,474	*,e	US Concrete, Inc	2,412
724,870		USI Corp	299
386,082		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	326
2,367,707		Vale S.A.	9,902
3,095,350		Vale S.A. (Preference)	10,400
39,058	e	Valhi, Inc	74
46,878	e	Valspar Corp	3,370
79,502	e	Vedanta Resources plc	512
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
441		Vetropack Holding AG.	$712
234,493		Victrex plc	6,293
10,921		Vinati Organics Ltd	76
304,270	e	Voestalpine AG.	10,462
166,136		Vulcan Materials Co	14,819
241,778	e	Wacker Chemie AG.	18,390
118,964		Wausau Paper Corp	761
1,978,000	e	West China Cement Ltd	269
186,965		West Fraser Timber Co Ltd	5,940
206,486	e	Western Areas NL	315
1,125,226	e	Western Forest Products, Inc	1,518
371,148		Westlake Chemical Corp	19,259
1,180,346		WestRock Co	60,717
7,252	*	WHX Corp	174
146,595	*	Worthington Industries, Inc	3,882
974,275	*	WR Grace & Co	90,656
723,000	*	Xinjiang Xinxin Mining Industry Co Ltd	77
1,590,369	e	Yamana Gold, Inc	2,681
38,000		Yamato Kogyo Co Ltd	762
398,469		Yara International ASA	15,896
54,391		Yeong Guan Energy Technology Group Co Ltd	287
1,258,000		Yeun Chyang Industrial Co Ltd	672
1,058,637		Yieh Phui Enterprise	228
1,075,670		Yingde Gases	445
542,000		Yip’s Chemical Holdings Ltd	225
22,000	e	Yodogawa Steel Works Ltd	411
5,939		Youlchon Chemical Co Ltd	62
1,459,285		Yuen Foong Yu Paper Manufacturing Co Ltd	455
685,469		Yule Catto & Co plc	3,532
155,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	299
42,333		Zaklady Azotowe w Tarnowie-Moscicach S.A.	986
317,512		Zeon Corp	2,507
858,000	e	Zhaojin Mining Industry Co Ltd	451
20,155		Zignago Vetro S.p.A.	125
22,484,220	e	Zijin Mining Group Co Ltd	5,899
		TOTAL MATERIALS	4,737,948

MEDIA - 3.2%
1,796,890		ABS-CBN Holdings Corp (ADR)	2,349
25,500	e	Adways, Inc	160
19,100		AH Belo Corp (Class A)	94
173,307		Aimia, Inc	1,517
11,260,000	*,e	Alibaba Pictures Group Ltd	2,516
449,704	*	Altice NV (Class A)	9,409
74,488	*	Altice NV (Class B)	1,662
66,155		AMC Entertainment Holdings, Inc	1,666
760,823	*	AMC Networks, Inc	55,669
66,452	e	Antena 3 de Television S.A.	846
857,448	*	APN News & Media Ltd	297
103,500		Asatsu-DK, Inc	2,329
6,275,400		Asian Pay Television Trust	3,465
2,863,445		Astro Malaysia Holdings BHD	1,836
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
34,359		Avex Group Holdings, Inc	$390
44,804		Axel Springer AG.	2,505
1,395,823		BEC World PCL (Foreign)	1,232
119,801	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	80
74,002	e	Borussia Dortmund GmbH & Co KGaA	337
3,671	*	Cable One, Inc	1,540
260,138		Cablevision Systems Corp (Class A)	8,447
23,184	e	Cairo Communication S.p.A.	111
64,019	*	Carmike Cinemas, Inc	1,286
2,191,389		CBS Corp (Class B)	87,436
68,462	*	Central European Media Enterprises Ltd (Class A)	145
196,591	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	425
260,271	*,e	Charter Communications, Inc	45,769
84,711	*	Cheil Communications, Inc	1,309
245,978		Cinemark Holdings, Inc	7,992
62,160	e	Cineplex Galaxy Income Fund	2,209
377,499		Cineworld Group plc	3,175
434,000	*	City Telecom (HK) Ltd	92
12,403		CJ CGV Co Ltd	1,104
23,462	*	CJ E&M Corp	1,817
28,983		CJ Hellovision Co Ltd	275
34,310		Clear Channel Outdoor Holdings, Inc (Class A)	245
58,516		Cogeco Cable, Inc	2,828
10,273,203		Comcast Corp (Class A)	584,340
844,146	e	Comcast Corp (Special Class A)	48,319
169,382	*,e	Corus Entertainment, Inc	1,791
120,485	*,e	Crown Media Holdings, Inc (Class A)	645
42,614	e	CTS Eventim AG.	1,581
85,500	e	CyberAgent, Inc	3,345
138,606		Cyfrowy Polsat S.A.	853
48,400		Daiichikosho Co Ltd	1,715
3,635	*,e	Daily Journal Corp	677
743,995		Daily Mail & General Trust	8,488
15,490	*	DEN Networks Ltd	29
210,455		Dentsu, Inc	10,801
250,343	*,e	Discovery Communications, Inc (Class A)	6,516
512,675	*	Discovery Communications, Inc (Class C)	12,453
817,815	*	DISH Network Corp (Class A)	47,711
194,137	*,e	DreamWorks Animation SKG, Inc (Class A)	3,388
4,418,500		E for L Aim PCL	129
63,143	*	Entercom Communications Corp (Class A)	642
204,079		Entertainment One Ltd	767
253,472		Entravision Communications Corp (Class A)	1,683
680,722	*,e	Eros International plc	18,509
4,000,000	*	eSun Holdings Ltd	351
101,790		Eutelsat Communications	3,122
152,946		EW Scripps Co (Class A)	2,703
6,241	*	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	79
354,000		Fuji Television Network, Inc	4,125
272,399	e	Gannett Co, Inc	4,012
862,234	e	Gestevision Telecinco S.A.	9,426
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
116,962	*,e	Global Eagle Entertainment, Inc	$1,343
202,034	*	Gray Television, Inc	2,578
3,139,612	e	Grupo Televisa S.A.	16,381
117,315	*,e	Gruppo Editoriale L’Espresso S.p.A.	118
291,301		Hakuhodo DY Holdings, Inc	2,762
243,534		Harte-Hanks, Inc	860
164,704		Havas S.A.	1,346
34,797	*,e	Hemisphere Media Group, Inc	473
25,822		Hyundai Hy Communications & Network Co	77
475,625	*	IBN18 Broadcast Ltd	256
235,340	*,e	Imax Corp	7,952
785,133		Informa plc	6,685
60,336	*	Innocean Worldwide, Inc	3,013
4,848,276		Interpublic Group of Cos, Inc	92,748
97,449		IPSOS	1,914
328,041		ITE Group plc	700
8,646,798		ITV plc	32,222
142,654		Jagran Prakashan Ltd	309
628,762		JC Decaux S.A.	22,856
7,308,437		John Fairfax Holdings Ltd	4,569
140,262		John Wiley & Sons, Inc (Class A)	7,017
63,137		Journal Media Group, Inc	474
431,999	*,e	Juventus Football Club S.p.A.	119
5,965	*	Kabel Deutschland Holding AG.	778
48,632	*,e	Kadokawa Dwango Corp	646
14,631		Kinepolis Group NV	569
21,383		KT Skylife Co Ltd	368
61,257		Lagardere S.C.A.	1,697
93,200	*,e	Lee Enterprises, Inc	194
43,778	*	Liberty Broadband Corp (Class A)	2,252
104,949	*	Liberty Broadband Corp (Class C)	5,370
56,310	*	Liberty Global plc	2,310
363,303	*	Liberty Global plc (Class A)	15,600
75	*	Liberty Global plc LiLAC (Class A)	3
287	*	Liberty Global plc LiLAC (Class C)	10
167,568	*	Liberty Media Corp	5,986
324,113	*	Liberty Media Corp (Class C)	11,169
559,275	e	Lions Gate Entertainment Corp	20,581
354,950	*	Live Nation, Inc	8,533
19,445		Loen Entertainment, Inc	1,316
32,975	*	Loral Space & Communications, Inc	1,552
143,677		M6-Metropole Television	2,748
135,128	*	Madison Square Garden, Inc	9,748
397,300		Major Cineplex Group PCL-Foreign	350
81,413	*	Martha Stewart Living Omnimedia, Inc (Class A)	485
80,700	*,e	McClatchy Co (Class A)	78
361,002	e	MDC Partners, Inc	6,653
282,403	*,e	Media General, Inc	3,951
1,707,800		Media Prima BHD	466
3,174,348		Mediaset S.p.A.	14,613
2,640,000	*	Mei Ah Entertainment Group Ltd	304
99,029	e	Meredith Corp	4,217
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
57,365	e	Modern Times Group AB (B Shares)	$1,477
82,217		Morningstar, Inc	6,599
207,400		Multiplus S.A.	1,672
810,959		Naspers Ltd (N Shares)	101,635
200,918		National CineMedia, Inc	2,696
265,261		New Media Investment Group, Inc	4,101
351,866		New York Times Co (Class A)	4,156
101,621	*	News Corp	1,282
28,331		News Corp (Class B)	363
79,720		Nexstar Broadcasting Group, Inc (Class A)	3,775
54,900		Next Co Ltd	434
8,406		NextRadioTV	341
652,371	e	Nine Entertainment Co Holdings Ltd	724
89,612	*	Numericable SAS	4,148
228,946		Omnicom Group, Inc	15,088
440,807		Pearson plc	7,535
1,182,000	e	Phoenix Satellite Television Holdings Ltd	252
966,100	*	Plan B Media PCL	153
77,600	e	Poly Culture Group Corp Ltd	164
51,714	*,e	Promotora de Informaciones S.A.	194
811,672		ProSiebenSat. Media AG.	39,841
10,000		Proto Corp	125
40,945,100		PT Bhakti Investama Tbk	558
7,172,534		PT Global MediaCom Tbk	462
5,127,063		PT Media Nusantara Citra Tbk	576
619,782		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	5,119
5,183,875		PT Surya Citra Media Tbk	975
6,492,500	*	PT Visi Media Asia Tbk	142
157,778		Publicis Groupe S.A.	10,783
16,731		PVR Ltd	208
84,585	e	Quebecor, Inc	1,851
104,299	g	RAI Way S.p.A	499
227,728	*,e	RCS MediaGroup S.p.A.	228
106,146	e	REA Group Ltd	3,324
54,008	*	Reading International, Inc	684
4,110,194		Reed Elsevier NV	67,148
2,551,661		Reed Elsevier plc	43,765
74,160	e	Regal Entertainment Group (Class A)	1,386
164,366	*,e	Rentrak Corp	8,887
274,825		Rightmove plc	15,200
407,000		RS PCL	118
270,348		RTL Group	23,306
12,081	e	Saga Communications, Inc	406
80,594	e	Sanoma-WSOY Oyj	298
36,431		SBS Media Holdings Co Ltd	123
74,577		Schibsted ASA	2,529
93,278	*	Schibsted ASA (B Shares)	2,947
69,311		Scholastic Corp	2,700
250,201	e	Scripps Networks Interactive (Class A)	12,307
344,157		SES Global S.A.	10,861
764,164	*,e	Shaw Communications, Inc (B Shares)	14,797
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
94,000	e	Shochiku Co Ltd	$791
170,953	e	Sinclair Broadcast Group, Inc (Class A)	4,329
1,268,201	e	Singapore Press Holdings Ltd	3,423
1,362,000	e	SinoMedia Holding Ltd	444
102,364	e	Sirius XM Canada Holdings, Inc	378
7,446,630	*,e	Sirius XM Holdings, Inc	27,850
61,072	*	Sizmek, Inc	366
1,198,860		Sky Network Television Ltd	3,573
249,800		Sky Perfect Jsat Corp	1,174
13,508,550		Sky plc	213,719
14,460	*	SM Entertainment Co	487
4,128,000	e	SMI Holdings Group Ltd	348
212,000		Smiles S.A.	1,607
850,125		Societe Television Francaise 1	11,956
1,056,525	*,e	Solocal Group	270
1,635,473	e	Southern Cross Media Group	1,029
267,800		Star Publications Malaysia BHD	149
523,472	*	Starz-Liberty Capital	19,546
82,974		Stroer Out-of-Home Media AG.	4,890
202,567		TEGNA, Inc	4,535
71,332	*	Telenet Group Holding NV	4,098
321,243		Television Broadcasts Ltd	1,072
1,648,781	*,e	Ten Network Holdings Ltd	209
572,724		Thomson Corp	23,058
475,577		Thomson Corp (Toronto)	19,116
754,707		Time Warner Cable, Inc	135,372
4,193,002		Time Warner, Inc	288,269
385,734		Time, Inc	7,348
149,800	e	Toei Animation Co Ltd	5,610
814,885		Toei Co Ltd	6,412
88,923		Toho Co Ltd	2,027
138,200		Tohokushinsha Film Corp	1,017
175,400		Tokyo Broadcasting System, Inc	2,354
1,104,000	*	Tom Group Ltd	282
18,307	*,e	Townsquare Media, Inc	179
622,403		Tribune Co	22,158
140,738	e	Tribune Publishing Co	1,103
517,822		Trinity Mirror plc	1,182
87,300		TV Asahi Corp	1,335
954,600	e	TV Azteca S.A. de C.V.	151
2,534,494		Twenty-First Century Fox, Inc	68,381
813,426		Twenty-First Century Fox, Inc (Class B)	22,019
560,091		United Business Media Ltd	4,124
109,146	*	Usen Corp	273
2,183,000		VGI Global Media PCL	211
17,481		Viacom, Inc	774
2,210,064		Viacom, Inc (Class B)	95,364
442,925	*	Videocon d2h Ltd (ADR)	4,274
89,140		Village Roadshow Ltd	438
2,421,600	*	Viva China Holdings Ltd	264
930,784		Vivendi Universal S.A.	22,052
5,835,722		Walt Disney Co	596,411
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,171,714	e	West Australian Newspapers Holdings Ltd	$612
601,000	e	Wisdom Holdings Group	257
64,049	e	Wolters Kluwer NV	1,975
18,750	*	Woongjin Thinkbig Co Ltd	131
87,000		Workpoint Entertainment PCL	102
75,804	e	World Wrestling Entertainment, Inc (Class A)	1,281
5,500	*	Wowow, Inc	150
3,362,124		WPP plc	69,996
30,460	*	Yellow Pages Ltd	364
8,832		YG Entertainment, Inc	390
493,007	*	Zee Entertainment Enterprises Ltd	801
789,042		ZEE Telefilms Ltd	4,739
26,600	e	Zenrin Co Ltd	359
		TOTAL MEDIA	3,509,983

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.9%
17,800	*,e	3-D Matrix Ltd	158
14,393	*,e	AB Science S.A.	199
6,849,562		AbbVie, Inc	372,685
203,420		Abcam plc	1,789
26,056	*,e	Abeona Therapeutics, Inc	106
46,873	*,e	Ablynx NV	604
234,433	*,e	Acadia Pharmaceuticals, Inc	7,753
54,875	*,e	Accelerate Diagnostics, Inc	888
55,193	*,e	Acceleron Pharma, Inc	1,374
391,852	*,e	Achillion Pharmaceuticals, Inc	2,708
142,336	*	Acorda Therapeutics, Inc	3,773
124,505		Actelion Ltd	15,824
27,337	*,e	Adamas Pharmaceuticals, Inc	458
42,394		Adcock Ingram Holdings Ltd	153
128,000	*	Adimmune Corp	85
30,931	*	Adocia	2,662
21,347	*,e	Aduro Biotech, Inc	413
78,147	*,e	Advaxis, Inc	799
62,917	*,e	Aegerion Pharmaceuticals, Inc	856
95,744	*,e	Aerie Pharmaceuticals, Inc	1,698
43,069	*,e	Affimed NV	266
282,745	*,e	Affymetrix, Inc	2,415
331,353	*,e	Agenus, Inc	1,524
24,883	*,e	Agile Therapeutics, Inc	168
1,584,428		Agilent Technologies, Inc	54,393
47,103	*,e	Agios Pharmaceuticals, Inc	3,325
25,717	*	Aimmune Therapeutics, Inc	651
25,454		Ajanta Pharma Ltd	575
66,156	*,e	Akebia Therapeutics, Inc	639
143,031	*,e	Akorn, Inc	4,077
66,808	*,e	Albany Molecular Research, Inc	1,164
58,540	*	Alder Biopharmaceuticals, Inc	1,918
90,079		Alembic Pharmaceuticals Ltd	938
872,963	*	Alexion Pharmaceuticals, Inc	136,523
76,196	*,e	Alimera Sciences, Inc	168
5,904	e	ALK-Abello AS	677
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
244,472	*	Alkermes plc	$14,343
1,922,382	*	Allergan plc	522,523
129,371	*	Alnylam Pharmaceuticals, Inc	10,396
94,209	*,e	AMAG Pharmaceuticals, Inc	3,743
2,898,802		Amgen, Inc	400,962
5,931		Amicogen, Inc	417
295,823	*	Amicus Therapeutics, Inc	4,139
81,911	*,e	Amphastar Pharmaceuticals, Inc	958
179,177	*,e	Anacor Pharmaceuticals, Inc	21,091
30,271	*,e	ANI Pharmaceuticals, Inc	1,196
184,595	*,e	Anthera Pharmaceuticals, Inc	1,124
21,276	*,e	Applied Genetic Technologies Corp	280
77,027	*,e	Aratana Therapeutics, Inc	652
40,695	*,e	Ardelyx, Inc	703
718,761	*,e	Arena Pharmaceuticals, Inc	1,373
623,723	*,e	Ariad Pharmaceuticals, Inc	3,643
360,624	*,e	Array Biopharma, Inc	1,644
146,813	*,e	Arrowhead Research Corp	846
136,683		Ascendis Health Ltd	160
21,500		ASKA Pharmaceutical Co Ltd	234
457,738		Aspen Pharmacare Holdings Ltd	9,740
35,409	*,e	Assembly Biosciences, Inc	339
2,006,503		Astellas Pharma, Inc	25,972
29,496	*,e	Asterias Biotherapeutics, Inc	114
5,855	*	AstraZeneca Pharma India Ltd	104
1,626,311		AstraZeneca plc	103,138
312,300	e	AstraZeneca plc (ADR)	9,937
64,607	*,e	Atara Biotherapeutics, Inc	2,031
14,616	*,e	aTyr Pharma, Inc	150
646,387		Aurobindo Pharma Ltd	7,597
95,012	*,e	Avalanche Biotechnologies, Inc	783
32,600	*	Axovant Sciences Ltd	421
9,397	*,e	Basilea Pharmaceutica	904
56,095	*,e	Bavarian Nordic AS	2,229
1,457,986	*	Baxalta, Inc	45,941
1,303,772		Bayer AG.	167,272
245,000	e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	271
21,465	*,e	Bellicum Pharmaceuticals, Inc	312
19,541	*	Binex Co Ltd	280
141,204		Biocon Ltd	960
283,976	*,e	BioCryst Pharmaceuticals, Inc	3,237
116,935	*,e	BioDelivery Sciences International, Inc	650
28,500		Biogaia AB (B Shares)	944
903,220	*	Biogen Idec, Inc	263,569
755,766	*	BioMarin Pharmaceutical, Inc	79,597
72,054	*	Bio-Rad Laboratories, Inc (Class A)	9,678
43,650	*	Biospecifics Technologies Corp	1,901
94,758		Bio-Techne Corp	8,761
6,201		Biotest AG.	125
20,055		Biotest AG. (Preference)	420
142,584	*,e	BioTime, Inc	428
155,095	*	Biovail Corp	27,666
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,518,881	*	Biovitrum AB	$20,076
68,128	*	Bluebird Bio, Inc	5,828
25,004	*,e	Blueprint Medicines Corp	534
17,235		Boiron S.A.	1,662
18,534		Boryung Pharmaceutical Co Ltd	938
4,958,915		Bristol-Myers Squibb Co	293,568
261,100	*	Bruker BioSciences Corp	4,290
376,597	*	BTG plc	3,727
48,551		Bukwang Pharmaceutical Co Ltd	923
27,981	*,e	Calithera Biosciences, Inc	152
185,796	*	Cambrex Corp	7,372
87,856	*	Cara Therapeutics Inc	1,255
44,559	*,e	Carbylan Therapeutics, Inc	159
315,030	*	Catalent, Inc	7,655
200,032	*,e	Catalyst Pharmaceuticals, Inc	600
3,744,574	*	Celgene Corp	405,051
5,338		Cell Biotech Co Ltd	271
306,027	*,e	Celldex Therapeutics, Inc	3,226
15,489	*	Cellectis S.A.	417
8,609	*	Celltrion Pharm Inc	93
205,524	*,e	Celltrion, Inc	11,836
23,282	*	Cellular Biomedicine Group, Inc	394
92,065	*,e	Cempra, Inc	2,563
122,485	*	Center Laboratories, Inc	251
209,232	*,e	Cepheid, Inc	9,457
124,992	*	Charles River Laboratories International, Inc	7,939
81,299	*,e	ChemoCentryx, Inc	492
15,606	*	Chiasma, Inc	310
128,616	*	Chimerix, Inc	4,913
10,235,300	e,m	China Animal Healthcare Ltd	13
740,000	*	China Grand Pharmaceutical and Healthcare Holdings Ltd	183
1,341,000		China Medical System Holdings Ltd	1,544
19,740,000	*,e	China Regenerative Medicine International Ltd	1,088
765,000	e	China Shineway Pharmaceutical Group Ltd	888
34,894		Chong Kun Dang Pharmaceutical Corp	2,276
9,156		Choongwae Pharma Corp	295
261,900		Chugai Pharmaceutical Co Ltd	8,044
16,986	*,e	Cidara Therapeutics, Inc	216
903,890		Cipla Ltd	8,775
3,024,000		CK Life Sciences International Holdings, Inc	270
189,660		Clinigen Group plc	1,967
93,430	*	Clovis Oncology, Inc	8,592
8,800	e	CMIC Co Ltd	125
740,474	*,e	Coherus Biosciences, Inc	14,839
20,865	*,e	Collegium Pharmaceutical, Inc	461
70,031	*,e	Concert Pharmaceuticals Inc	1,314
29,030		Concordia Healthcare Corp	1,239
315,000	e	Consun Pharmaceutical Group Ltd	192
163,409	*,e	Corcept Therapeutics, Inc	614
16,676	*,e	Corium International, Inc	156
75,434	*,e	CorMedix, Inc	150
4,978	*	Cosmo Pharmaceuticals S.A.	761
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
812,995		CSL Ltd	$51,164
5,074,777		CSPC Pharmaceutical Group Ltd	4,468
12,872	*	CTC BIO, Inc	209
669,089	*,e	CTI BioPharma Corp	977
273,819	*,e	Curis, Inc	553
218,920	*,e	Cytokinetics, Inc	1,465
165,367	*,e	CytRx Corp	392
7,535	*	Daehan New Pharm Co Ltd	125
15,314		Daewoong Co Ltd	868
4,481		Daewoong Pharmaceutical Co Ltd	307
1,602,780	e	Daiichi Sankyo Co Ltd	27,811
362,623	e	Dainippon Sumitomo Pharma Co Ltd	3,625
1,232,000		Dawnrays Pharmaceutical Holdings Ltd	1,064
20,648	*,e	DBV Technologies S.A.	1,460
204,602	*,e	Depomed, Inc	3,857
57,654	*	Dermira, Inc	1,346
76,483	*,e	Dicerna Pharmaceuticals Inc	628
54,223		Divi S Laboratories Ltd	923
54,223	*,m	Divi’s Laboratories Ltd	923
1,968		Dong-A Pharmaceutical Co Ltd	242
3,734		Dong-A ST Co Ltd	364
12,283		DongKook Pharmaceutical Co Ltd	473
201,806		Dr Reddy’s Laboratories Ltd	12,834
281,061	*,e	Durect Corp	548
470,267	*	Dyax Corp	8,977
109,696	*	Dynavax Technologies Corp	2,692
24,360	*,e	Eagle Pharmaceuticals, Inc	1,803
255,421	e	Eisai Co Ltd	15,070
4,854,037		Eli Lilly & Co	406,234
97,263	*	Emergent Biosolutions, Inc	2,771
55,811	*,e	Enanta Pharmaceuticals, Inc	2,017
905,847	*	Endo International plc	62,757
103,292	*,e	Endocyte, Inc	473
86,606	*	Enzo Biochem, Inc	275
74,280	*,e	Epizyme, Inc	955
24,400	e	EPS Co Ltd	239
45,902	*,e	Esperion Thereapeutics, Inc	1,083
198,000		Essex Bio-technology Ltd	121
19,869	e	Eurofins Scientific	6,110
102,971	*	Evotec AG.	459
269,315	*,e	Exact Sciences Corp	4,845
642,297	*,e	Exelixis, Inc	3,603
589,346	e	Faes Farma S.A. (Sigma)	1,552
86,030		FDC Ltd	314
63,983	*	Fibrocell Science, Inc	246
248,078	*,e	FibroGen, Inc	5,438
127,641	*,e	Five Prime Therapeutics, Inc	1,964
6,398	*,e	Flex Pharma, Inc	77
35,611	*,e	Flexion Therapeutics Inc	529
73,920	*,e	Fluidigm Corp	599
59,676	*	Foamix Pharmaceuticals Ltd	437
38,413	*,e	Foundation Medicine, Inc	709
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
44,000		Fuji Pharma Co Ltd	$737
33,356	*,e	Galapagos NV	1,370
436,071	*,e	Galena Biopharma, Inc	689
4,036	*	Genexine Co Ltd	274
20,613	*,e	Genfit	788
58,106	*	Genmab AS	5,343
80,240	*,e	Genocea Biosciences Inc	550
45,940	*,e	Genomic Health, Inc	972
759,600	*,e	Genomma Lab Internacional S.A. de C.V.	632
87,415		Genus plc	1,877
595,429	*,e	Geron Corp	1,643
31,628		Gerresheimer AG.	2,312
5,542,883		Gilead Sciences, Inc	544,256
6,102,763		GlaxoSmithKline plc	117,136
141,582		Glenmark Pharmaceuticals Ltd	2,267
15,873	*	Global Blood Therapeutics, Inc	669
141,000	*,e	GNI Group Ltd	234
5,688		Green Cross Corp	901
79,260		Green Cross Holdings Corp	2,689
220,098	e	Grifols S.A.	9,100
258,519	*,e	GW Pharmaceuticals plc	1,963
2,057,846	e	H Lundbeck AS	54,866
362,657	*,e	Halozyme Therapeutics, Inc	4,870
23,226	*	Hanmi Holdings Co Ltd	2,745
6,061	*	Hanmi Pharm Co Ltd	1,909
88,204	*,e	Harvard Bioscience, Inc	333
94,574	*,e	Heron Therapeutics, Inc	2,308
13,250	*	Heska Corp	404
388,683		Hikma Pharmaceuticals plc	13,427
156,413		Hisamitsu Pharmaceutical Co, Inc	5,230
21,742	*,e	Horizon Pharma plc	431
8,328,062	e	Hua Han Bio-Pharmaceutical Holdings Ltd	1,027
4,558	*	Humedix Co Ltd	235
6,324		Huons Co Ltd	482
236,905	*,e	Idera Pharmaceuticals, Inc	794
99,876	*,e	IGI Laboratories, Inc	653
84,232	*,e	Ignyta, Inc	740
70,105		Il Dong Pharmaceutical Co Ltd	1,568
615,143	*	Illumina, Inc	108,154
12,150		Ilyang Pharmaceutical Co Ltd	546
30,766	*,e	Immune Design Corp	375
242,533	*,e	Immunogen, Inc	2,328
240,791	*,e	Immunomedics, Inc	414
206,043	*	Impax Laboratories, Inc	7,255
134,727	*	INC Research Holdings, Inc	5,389
441,184	*	Incyte Corp	48,676
1,801,983		Indivior plc	6,189
19,038		Indoco Remedies Ltd	93
322,738	*	Infinity Pharmaceuticals, Inc	2,727
45,328	*,e	Innate Pharma S.A.	682
185,842	*,e	Inovio Pharmaceuticals, Inc	1,074
201,611	*	Insmed, Inc	3,744
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
315,487	*,e	Insys Therapeutics, Inc	$8,979
61,140	*,e	Intercept Pharmaceuticals, Inc	10,141
50,927	*	Intersect ENT, Inc	1,192
55,561	*,e	Intra-Cellular Therapies, Inc	2,225
86,120	*,e	Intrexon Corp	2,739
9,563	*	iNtRON Biotechnology, Inc	392
20,743	*,e	Invitae Corp	150
309,786		Ipsen	19,217
321,701	*,e	Ironwood Pharmaceuticals, Inc	3,352
234,089	*,e	Isis Pharmaceuticals, Inc	9,462
66,700	*,e	Japan Tissue Engineering Co Lt	525
309,763	*	Jazz Pharmaceuticals plc	41,140
12,200	e	JCR Pharmaceuticals Co Ltd	234
15,207		Jeil Pharmaceutical Co	263
8,339,620		Johnson & Johnson	778,503
21,678	*,e	Juno Therapeutics, Inc	882
93,261		Kaken Pharmaceutical Co Ltd	8,656
59,130	*,e	Karyopharm Therapeutics, Inc	623
271,810	*,e	Keryx Biopharmaceuticals, Inc	957
97,800		Kissei Pharmaceutical Co Ltd	2,231
144,031	*,e	Kite Pharma, Inc	8,020
82,142	*	Knight Therapeutics, Inc	435
4,243		Kolon Life Science, Inc	597
28,837	*	Komipharm International Co Ltd	561
172,431		Kwang Dong Pharmaceutical Co Ltd	1,891
46,736		Kyorin Co Ltd	715
378,091		Kyowa Hakko Kogyo Co Ltd	5,636
64,152	*,e	KYTHERA Biopharmaceuticals, Inc	4,810
15,888		Kyungdong Pharm Co Ltd	323
30,889	*,e	La Jolla Pharmaceutical Co	858
250,139		Laboratorios Almirall S.A.	4,466
13,744		Laboratorios Farmaceuticos Rovi S.A	204
119,848	*,e	Lannett Co, Inc	4,976
229,500	e	Lee’s Pharmaceutical Holdings Ltd	297
157,678	*,e	Lexicon Pharmaceuticals, Inc	1,693
11,237	*	LG Life Sciences Ltd	525
52,015	*,e	Ligand Pharmaceuticals, Inc (Class B)	4,455
120,424	*,e	Lion Biotechnologies, Inc	694
176,670	m	Livzon Pharmaceutical Group, Inc	912
456,452		Lonza Group AG.	59,894
77,000	*	Lotus Pharmaceutical Co Ltd	169
19,535	*,e	Loxo Oncology, Inc	341
133,701	*	Luminex Corp	2,261
408,206		Lupin Ltd	12,673
1,666,500	*	Luye Pharma Group Ltd	1,488
7,802	*	Macrogen, Inc	227
99,020	*	MacroGenics, Inc	2,121
490,155	*	Mallinckrodt plc	31,341
865,904	*,e	MannKind Corp	2,780
621,535		Marksans Pharma Ltd	986
581,714	*	Mayne Pharma Group Ltd	421
720,566		Meda AB (A Shares)	10,305
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
41,210	*,e	Medgenics, Inc	$322
272,097	*,e	Medicines Co	10,329
83,918	*	Medigen Biotechnology Corp	248
545,194	*	Medivation, Inc	23,171
22,725	*	Medivir AB	196
13,770		Medy-Tox, Inc	4,981
259,100		Mega Lifesciences PCL	131
8,813,636		Merck & Co, Inc	435,305
331,767		Merck KGaA	29,373
3,708,854	*,e	Merrimack Pharmaceuticals, Inc	31,562
190,038	*,e	Mesoblast Ltd	424
113,982	*	Mettler-Toledo International, Inc	32,455
284,321	*,e	MiMedx Group, Inc	2,744
25,528	*,e	Mirati Therapeutics, Inc	879
12,100		Mochida Pharmaceutical Co Ltd	701
5,567	*	Molecular Partners AG.	171
158,230	*	Momenta Pharmaceuticals, Inc	2,597
98,379	*	Morphosys AG.	6,560
1,856,767	*,e	Mylan NV	74,753
178,276	*,e	Myriad Genetics, Inc	6,682
132,100	*,e	NanoCarrier Co Ltd	1,164
33,609	*,e	NanoString Technologies, Inc	538
8,282		Natco Pharma Ltd	312
21,466	*	Natera, Inc	233
12,436	*	Naturalendo Tech Co Ltd	241
430,257	*,e	Navidea Biopharmceuticals, Inc	981
343,608	*,e	Nektar Therapeutics	3,766
160,078	*,e	NeoGenomics, Inc	917
11,977	*	Neos Therapeutics, Inc	252
241,835	*	Neurocrine Biosciences, Inc	9,623
53,613	*,e	NewLink Genetics Corp	1,921
60,650	e	Nichi-iko Pharmaceutical Co Ltd	1,597
50,000	e	Nippon Shinyaku Co Ltd	1,804
123,622	*,e	Northwest Biotherapeutics, Inc	773
4,675,435		Novartis AG.	429,728
815,176	*	Novavax, Inc	5,763
3,055,823		Novo Nordisk AS	164,906
143,718	*,e	Ocata Therapeutics, Inc	601
48,456	*,e	Ocular Therapeutix, Inc	681
97,725	*,e	Omeros Corp	1,071
78,098	*,e	OncoMed Pharmaceuticals, Inc	1,296
129,600	*,e	OncoTherapy Science, Inc	333
190,466	*,e	Oncothyreon, Inc	522
130,923		Oneness Biotech Co Ltd	145
176,930		Ono Pharmaceutical Co Ltd	20,978
110,862	*	Ophthotech Corp	4,492
691,969	*,e	Opko Health, Inc	5,819
508,887	*,e	Orexigen Therapeutics, Inc	1,074
15,760	*,e	Orexo AB	113
239,440	*,e	Organovo Holdings, Inc	642
158,166		Orion Oyj (Class B)	5,985
46,632	*,e	Osiris Therapeutics, Inc	861
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
37,907	*,e	Otonomy, Inc	$675
869,820		Otsuka Holdings KK	27,775
128,700		Ouro Fino Saude Animal Participacoes S.A.	1,088
60,913	*,e	OvaScience, Inc	517
166,732	*,e	Pacific Biosciences of California, Inc	610
93,020	*,e	Pacira Pharmaceuticals, Inc	3,823
1,782,786	*,e	Paion AG.	3,996
39,584	e	Paratek Pharmaceuticals, Inc	752
200,150	*	Parexel International Corp	12,393
413,041	e	PDL BioPharma, Inc	2,078
28,800	*,e	PeptiDream, Inc	742
485,568	*,e	Peregrine Pharmaceuticals, Inc	495
383,279	*	PerkinElmer, Inc	17,615
112,301	*,e	Pernix Therapeutics Holdings, Inc	355
459,521		Perrigo Co plc	72,269
108,551	*	Pfenex, Inc	1,629
16,930		Pfizer Ltd	626
23,679,263		Pfizer, Inc	743,766
47,861		PharmaEngine Inc	309
65,752		Phibro Animal Health Corp	2,080
106,727		Piramal Healthcare Ltd	1,414
153,739	*	Portola Pharmaceuticals, Inc	6,552
202,848	e	Pozen, Inc	1,184
102,449	*,e	PRA Health Sciences, Inc	3,978
172,243	*	Prestige Brands Holdings, Inc	7,778
198,266	*,e	Progenics Pharmaceuticals, Inc	1,134
512,317	*,e	ProMetic Life Sciences, Inc	564
14,444	*,e	Proteon Therapeutics, Inc	201
101,641	*,e	Prothena Corp plc	4,608
24,189,582		PT Kalbe Farma Tbk	2,276
110,604	*,e	PTC Therapeutics, Inc	2,953
50,140	*,e	Puma Biotechnology, Inc	3,779
177,857	*	Qiagen NV	4,588
513,063	*	Qiagen NV (NASDAQ)	13,237
197,272	*	Quintiles Transnational Holdings, Inc	13,724
95,052	*,e	Radius Health, Inc	6,588
243,571	*,e	Raptor Pharmaceutical Corp	1,474
42,354	e	Recipharm AB	774
99,829		Recordati S.p.A.	2,304
168,018	*	Regeneron Pharmaceuticals, Inc	78,152
75,315	*,e	Regulus Therapeutics, Inc	493
85,963	*,e	Relypsa, Inc	1,591
85,377	*	Repligen Corp	2,378
40,300	*,e	ReproCELL, Inc	155
105,793	*,e	Retrophin, Inc	2,143
40,796	*,e	Revance Therapeutics, Inc	1,214
131,165		Richter Gedeon Rt	2,085
563,059	*	Rigel Pharmaceuticals, Inc	1,391
1,242,596		Roche Holding AG.	329,874
92,900	e	Rohto Pharmaceutical Co Ltd	1,426
49,026	*,e	Sage Therapeutics, Inc	2,075
57,661	*	Sagent Pharmaceuticals	884
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
67,462		Samjin Pharmaceutical Co Ltd	$1,503
176,908	*,e	Sangamo Biosciences, Inc	998
2,344,499		Sanofi-Aventis	223,196
625,100		Santen Pharmaceutical Co Ltd	8,392
3,595	*	Santhera Pharmaceutical Holding AG.	398
105,827	*,e	Sarepta Therapeutics, Inc	3,398
39,600		Sawai Pharmaceutical Co Ltd	2,304
130,788	*	Sciclone Pharmaceuticals, Inc	908
201,987		Scinopharm Taiwan Ltd	239
182,546	*,e	Seattle Genetics, Inc	7,039
47,979	*	Seegene, Inc	1,683
439,600		Seikagaku Corp	5,392
333,574	*,e	Sequenom, Inc	584
19,731	*	Seres Therapeutics, Inc	585
394,000		Shandong Luoxin Pharmacy Stock Co Ltd	622
748,000	m	Shandong Xinhua Pharmaceutical Co Ltd	483
307,400		Shanghai Dingli Technology Dev	154
538,567		Shanghai Fosun Pharmaceutical Group Co Ltd	1,691
237,000	e	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	219
7,604		Shilpa Medicare Ltd	109
19,700	*,e	Shin Nippon Biomedical Laboratories Ltd	67
567,195		Shionogi & Co Ltd	20,331
922,273		Shire Ltd	63,048
3,576		Siegfried Holding AG.	640
18,877,032	m	Sihuan Pharmaceutical Holdings	5,350
10,739,932		Sino Biopharmaceutical	13,300
123,280		Sinphar Pharmaceutical Co Ltd	102
194,442		Sirtex Medical Ltd	4,493
123,403	*	Skyepharma plc	655
976,029	*,m	Skyline Venture Fund III Ltd	10
152,105	*,e	Sorrento Therapeutics, Inc	1,276
12,100	e	Sosei Group	378
31,972	*,e	Spark Therapeutics, Inc	1,334
180,684	*,e	Spectrum Pharmaceuticals, Inc	1,080
2,767,703	e	SSY Group Ltd	658
209,751		Stada Arzneimittel AG.	7,519
7,325	*	Stallergenes Greer plc	360
553,100		Standard Chemical & Pharma	512
62,901	*,e	Stemline Therapeutics, Inc	555
31,034		Strides Arcolab Ltd	579
173,076	*	Sucampo Pharmaceuticals, Inc (Class A)	3,439
63,728	*	Sun Pharma Advanced Research Company Ltd	375
1,777,856		Sun Pharmaceutical Industries Ltd	23,525
121,228	*	Supernus Pharmaceuticals, Inc	1,701
50,512		Suven Life Sciences Ltd	206
318,235	*,e	Synergy Pharmaceuticals, Inc	1,687
241,482	*,e	Synta Pharmaceuticals Corp	420
15,733	*,e	T2 Biosystems, Inc	138
209,000	*	Taigen Biopharmaceuticals Holdings Ltd	180
44,531		Taisho Pharmaceutical Holdings Co Ltd	2,560
32,339	*	Taiwan Liposome Co Ltd	138
47,400	e	Takara Bio, Inc	444
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
755,264		Takeda Pharmaceutical Co Ltd	$33,135
390,974		Tanabe Seiyaku Co Ltd	6,900
10,160		Tecan Group AG.	1,431
88,060	*,e	TESARO, Inc	3,531
110,475	*,e	Tetraphase Pharmaceuticals, Inc	824
1,503,191		Teva Pharmaceutical Industries Ltd	84,952
111,659		Teva Pharmaceutical Industries Ltd (ADR)	6,304
91,244	*,e	TG Therapeutics, Inc	920
324,712	*,e	TherapeuticsMD, Inc	1,903
67,705	*,e	Theravance Biopharma, Inc	744
223,894	e	Theravance, Inc	1,608
1,392,747		Thermo Electron Corp	170,305
162,958	*,e	Threshold Pharmaceuticals, Inc	663
6,439	*,e	Tobira Therapeutics, Inc	62
26,483	*,e	Tokai Pharmaceuticals, Inc	274
1,824,000	e	Tong Ren Tang Technologies Co Ltd	2,493
31,500		Torii Pharmaceutical Co Ltd	739
67,239		Torrent Pharmaceuticals Ltd	1,542
60,800		Towa Pharmaceutical Co Ltd	3,902
156,131	*,e	Trevena, Inc	1,616
182,003	*,e	Trovagene, Inc	1,036
70,192		Tsumura & Co	1,526
178,917		TTY Biopharm Co Ltd	522
44,000	*	TWi Pharmaceuticals, Inc	287
288,153		UCB S.A.	22,575
132,047	*	Ultragenyx Pharmaceutical, Inc	12,717
62,237		Unichem Laboratories Ltd	292
503,500	*	United Laboratories Ltd	258
178,956	*	United Therapeutics Corp	23,486
648,211	*	Valeant Pharmaceuticals International, Inc	115,702
47,948	*,e	Valneva SE	172
103,460	*,e	Vanda Pharmaceuticals, Inc	1,167
526,059	*	Vectura Group plc	1,393
76,742	*,e	Verastem, Inc	137
71,974	*,e	Versartis, Inc	830
721,130	*	Vertex Pharmaceuticals, Inc	75,098
4,034	e	Virbac S.A.	698
10,022	*	ViroMed Co Ltd	1,046
26,714	*,e	Vitae Pharmaceuticals, Inc	294
43,441	*,e	Vital Therapies, Inc	175
274,810	*,e	Vivus, Inc	451
162,262	*,e	VWR Corp	4,169
319,623	*	Waters Corp	37,783
11,415		Whanin Pharmaceutical Co Ltd	198
2,330,000	*	Winteam Pharmaceutical Group Ltd	1,758
149,223		Wockhardt Ltd	3,477
9,992	*,e	XBiotech, Inc	149
71,582	*,e	Xencor Inc	875
190,465	*	Xenoport, Inc	661
8,959		Yuhan Corp	1,844
85,819	*	Yungjin Pharmaceutical Co Ltd	148
379,050		YungShin Global Holding Corp	525
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
41,391	*,e	Zafgen, Inc	$1,322
13,773	*,e	Zealand Pharma AS	304
170,249	*,e	Zeltia S.A.	642
33,300		Zeria Pharmaceutical Co Ltd	411
295,474	*,e	ZIOPHARM Oncology, Inc	2,662
2,024,657		Zoetis Inc	83,375
62,448	*,e	Zogenix, Inc	843
46,441	*,e	ZS Pharma, Inc	3,049
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,798,383

REAL ESTATE - 4.0%
16,950,000		8990 Holdings, Inc	2,366
808,837		Abacus Property Group	1,807
196,949		Acadia Realty Trust	5,922
848		Activia Properties Inc	3,548
22,996	*,e	ADLER Real Estate AG.	315
3,716	*	Advance Residence Investment Corp	7,838
33,276		Aeon Mall Co Ltd	511
4,741	*,e	AEON REIT Investment Corp	5,001
10,966		Africa Israel Properties Ltd	144
70,661	e	AG Mortgage Investment Trust	1,075
3,783,018	e	Agile Property Holdings Ltd	1,975
55,442		Agree Realty Corp	1,655
1,466,384		AIMS AMP Capital Industrial REIT	1,398
37,044	*	Airport City Ltd	359
29,200		Airport Facilities Co Ltd	133
35,103		Akmerkez Gayrimenkul Yatirim Ortakligi AS	198
3,564,918		Aldar Properties PJSC	2,349
126,293		Alexander & Baldwin, Inc	4,336
5,270		Alexander’s, Inc	1,971
110,311		Alexandria Real Estate Equities, Inc	9,340
240,600		Aliansce Shopping Centers S.A.	646
11,636,381	e	Allco Commercial Real Estate Investment Trust	10,874
37,384		Allied Properties Real Estate Investment Trust	979
16,590		Allreal Holding AG.	2,170
185,833		Alony Hetz Properties & Investments Ltd	1,340
85,761	e	Alstria Office REIT-AG.	1,116
2,702	*,e	Altisource Asset Management Corp	65
92,968	*,e	Altisource Portfolio Solutions S.A.	2,216
245,861	e	Altisource Residential Corp	3,422
30,931	e	Altus Group Ltd	475
517,400		Amata Corp PCL (Foreign)	177
1,125,167		Amer Group Holding	111
138,804		American Assets Trust,Inc	5,672
136,962		American Campus Communities, Inc	4,964
835,123		American Capital Agency Corp	15,617
129,108		American Capital Mortgage, Inc	1,903
367,796		American Homes 4 Rent	5,914
89,259	e	American Residential Properties, Inc	1,542
1,142,047		American Tower Corp	100,477
185,167		Amot Investments Ltd	571
8,909,300		Ananda Development PCL	924
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,469,851		Anant Raj Industries Ltd	$809
4,963		ANF Immobilier	111
2,021,301		Annaly Capital Management, Inc	19,950
338,656		Anworth Mortgage Asset Corp	1,673
6,635,360	*	AP Thailand PCL (Foreign)	988
576,995		Apartment Investment & Management Co (Class A)	21,360
148,215		Apollo Commercial Real Estate Finance, Inc	2,328
313,189	e	Apple Hospitality REIT, Inc	5,816
88,145	e	Ares Commercial Real Estate Corp	1,057
1,690,596		Argosy Property Ltd	1,137
164,007		Armada Hoffler Properties, Inc	1,602
115,115	*	ARMOUR Residential REIT, Inc	2,307
959,553		Arrowhead Properties Ltd	661
878,065	e	Arrowhead Properties Ltd (Class A)	608
165,280		Artis Real Estate Investment Trust	1,570
103,744	*	Arvind Infrastructure Ltd	106
833,000	e	Ascendas Hospitality Trust	366
1,527,500	e	Ascendas India Trust	918
600,687		Ascendas REIT	990
867,602	e	Ascott Residence Trust	748
128,809		Ashford Hospitality Prime, Inc	1,807
223,332		Ashford Hospitality Trust, Inc	1,362
449,575	*,e	Attacq Ltd	712
34,700	*,e	AV Homes, Inc	469
456,289		AvalonBay Communities, Inc	79,768
1,011,778		Aveo Group	1,913
137,813		Axia Real Estate SOCIMI S.A.	1,881
1,006,200		Axis Real Estate Investment Trust	387
8,538,130		Ayala Land, Inc	6,229
40,142		Azrieli Group	1,605
13,949		Babcock & Brown Japan Property Trust	51
12,822,800		Bangkokland PCL	524
107,997		Barwa Real Estate Co	1,270
1,494		Bayside Land Corp	440
22,908		Befimmo SCA Sicafi	1,406
3,652,000	e	Beijing Capital Land Ltd	1,451
4,392,000	*	Beijing Enterprises Medical & Health Group Ltd	447
684,000		Beijing North Star Co	199
2,186,000	*,e	Beijing Properties Holdings Ltd	131
4,421,950		Belle Corp	288
11,556,058	e	Beni Stabili S.p.A.	8,978
477,606		Big Yellow Group plc	5,236
103,589		BioMed Realty Trust, Inc	2,070
229,165		Blackstone Mortgage Trust, Inc	6,288
1,044	*,e	BLife Investment Corp	2,126
85,607	e	Bluerock Residential Growth REIT, Inc	1,026
52,403		Boardwalk Real Estate Investment Trust	2,153
570,259		Boston Properties, Inc	67,519
547,535		BR Malls Participacoes S.A.	1,445
161,308		BR Properties S.A.	435
106,838		Brandywine Realty Trust	1,316
1,927,654		British Land Co plc	24,480
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,476,481		Brixmor Property Group, Inc	$58,148
1,280,228		Brookfield Asset Management, Inc	40,282
13,755		Brookfield Canada Office Properties	254
3,602	*	Brookfield Multiplex Group	195
1,188		Brookfield Property Partners LP (Toronto)	26
1,436,049	e	Bunnings Warehouse Property Trust	3,126
54,044	e	BUWOG AG.	1,150
34,321,726		C C Land Holdings Ltd	8,266
73,101		CA Immobilien Anlagen AG.	1,345
664,300	e	Cache Logistics Trust	453
845,509		Cambridge Industrial Trust	362
125,851		Camden Property Trust	9,300
539,389	e	Campus Crest Communities, Inc	2,870
201,356		Canadian Apartment Properties REIT	4,282
39,949		Canadian Real Estate Investment Trust	1,226
739,400		CapitaCommercial Trust	698
964,192		Capital & Counties Properties	6,342
4,109,832	e	Capital Property Fund	4,665
2,830,780		CapitaLand Ltd	5,345
1,590,581		CapitaMall Trust	2,127
1,281,100		CapitaMalls Malaysia Trust	411
552,832		CapitaRetail China Trust	531
250,149	e	Capstead Mortgage Corp	2,474
194,096		Care Capital Properties, Inc	6,392
133,779		CareTrust REIT, Inc	1,518
2,710,000	*,e	Carnival Group International Holdings Ltd	340
277,002		Castellum AB	3,899
97,939		CatchMark Timber Trust Inc	1,007
1,886,000		Cathay Real Estate Development Co Ltd	813
670,599		CBL & Associates Properties, Inc	9,221
2,012,328	*	CBRE Group, Inc	64,394
654,100		CDL Hospitality Trusts	599
15,000,000		Cebu Holdings, Inc	1,605
277,934		Cedar Shopping Centers, Inc	1,726
112,345		Cedar Woods Properties Ltd	340
1,281,000	e	Central China Real Estate Ltd	240
937,600		Central Pattana PCL (ADR)	1,157
1,261,100		Central Pattana PCL (Foreign)	1,557
12,066,198		Century Properties Group, Inc	150
1,130,130	e	Chambers Street Properties	7,335
7,235,636		Champion Real Estate Investment Trust	3,615
898,028		Charter Hall Group	2,757
168,285		Chatham Lodging Trust	3,615
286,902		Chesapeake Lodging Trust	7,477
4,481,524		Cheuk Nang Holdings Ltd	3,376
3,875,010		Cheung Kong Property Holdings Ltd	28,390
558,472		Chimera Investment Corp	7,467
3,941,500	e	China Aoyuan Property Group Ltd	741
1,086,000	e	China Merchants Land Ltd	179
258,536	*	China New City Commercial Development Ltd	366
12,797,521	*,e	China New Town Development Co Ltd	483
3,658,000	e	China Oceanwide Holdings Ltd	480
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
858,000	e	China Overseas Grand Oceans Group Ltd	$254
10,570,435	e	China Overseas Land & Investment Ltd	32,138
4,525,881		China Resources Land Ltd	10,687
1,149,400	*	China SCE Property Holdings Ltd	251
10,505,747	e	China Vanke Co Ltd	22,570
1,396,000	g	China Vast Industrial Urban Development Co Ltd	499
335,500	e	Chinese Estates Holdings Ltd	791
134,435		Choice Properties REIT	1,158
147,088		Chong Hong Construction Co	194
9,070,758	e	CIFI Holdings Group Co Ltd	1,624
159,028		City Developments Ltd	862
933,072		Citycon Oyj	2,296
22,842		Cofinimmo	2,411
61,500		Colliers International Group, Inc	2,498
331,513		Colony Financial, Inc	6,484
534,000	e	Colour Life Services Group	420
435,719		Columbia Property Trust, Inc	10,109
459	*,e	Comforia Residential REIT, Inc	865
85,465		Cominar Real Estate Investment Trust	1,033
716,711		Communications Sales & Leasing, Inc	12,829
799,100	e	Concentradora Fibra Danhos S.A. de C.V.	1,688
409,500		Concentradora Fibra Hotelera Mexicana S.A. de C.V.	412
13,278		Consolidated-Tomoka Land Co	661
63,151	e	Conwert Immobilien Invest AG.	853
182,736	e	CorEnergy Infrastructure Trust, Inc	808
64,910	e	Coresite Realty	3,339
543,036	e	Corp Inmobiliaria Vesta SAB de C.V.	850
51,077		Corporate Office Properties Trust	1,074
296,960		Corrections Corp of America	8,772
6,778,928		Country Garden Holdings Co Ltd	2,456
2,997,100	*	Country Group Development PCL	102
212,144		Countrywide plc	1,612
1,011,766		Cousins Properties, Inc	9,328
2,338	*	Crescendo Investment Corp	1,714
40,200		Crombie Real Estate Investment Trust	386
1,323,407		Cromwell Group	894
1,512,149		Crown Castle International Corp	119,263
6,858,943		CSI Properties Ltd	218
43,809		CT Real Estate Investment Trust	422
884,731		CubeSmart	24,074
205,778		CyrusOne, Inc	6,721
399,867		CYS Investments, Inc	2,903
683	*,e	DA Office Investment Corp	3,300
102,100	e	Daibiru Corp	795
330,000		Daikyo, Inc	559
2,595,900		Daiman Development BHD	1,227
20,946		Daito Trust Construction Co Ltd	2,128
1,186,589		Daiwa House Industry Co Ltd	29,417
871	*,e	Daiwa House REIT Investment Corp	3,196
1,418,700	e,g	Dalian Wanda Commercial Properties Co Ltd	8,179
256,927		DCT Industrial Trust, Inc	8,648
199,235		DDR Corp	3,064
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
74,179		Delta Corp Ltd	$87
177,833		Derwent London plc	9,802
400,601		Deutsche Annington Immobilien SE	12,894
71,105		Deutsche Euroshop AG.	3,197
369,009		Deutsche Wohnen AG.	9,869
828,183		Dexus Property Group	4,176
1,430,725	*	Deyaar Development PJSC	257
722,529		DiamondRock Hospitality Co	7,984
42,052		DIC Asset AG.	379
394,726		Digital Realty Trust, Inc	25,784
133,811		Dios Fastigheter AB	888
10,673,302		DLF Ltd	22,441
72,621	*	Dogus Gayrimenkul Yatirim Ortakligi AS	76
24,690		Dongwon Development Co Ltd	967
74,126		Douglas Emmett, Inc	2,129
184,653		Dream Global Real Estate Investment Trust	1,223
47,996		Dream Industrial Real Estate Investment Trust	284
55,185		Dream Office Real Estate Investment Trust	877
50,362	*,e	Dream Unlimited Corp	265
241,135		Duke Realty Corp	4,594
162,835		DuPont Fabros Technology, Inc	4,214
168,224	e	Dynex Capital, Inc	1,104
35,185		Easterly Government Properties, Inc	561
633,100		Eastern & Oriental BHD	228
110,853		EastGroup Properties, Inc	6,006
605,700	*	Eco World Development Group BHD	192
170,249		Education Realty Trust, Inc	5,610
6,668,470	*	Emaar Malls Group PJSC	5,632
8,893,460		Emaar Properties PJSC	15,761
1,293,880		Emira Property Fund Ltd	1,649
2,566,888		Emlak Konut Gayrimenkul Yatiri	2,131
1,233,333	e	Emperor International Holdings	238
509,529		Empire State Realty Trust, Inc	8,677
149,731		Entertainment Properties Trust	7,722
201,511	e,g	Entra ASA	1,628
103,270		Equinix, Inc	28,234
222,814	*	Equity Commonwealth	6,069
337,304		Equity Lifestyle Properties, Inc	19,756
190,861		Equity One, Inc	4,646
954,267		Equity Residential	71,685
1,074,710	*	Eshraq Properties Co PJSC	198
289,830		Essex Property Trust, Inc	64,754
36,799		Eurobank Properties Real Estate Investment Co	327
51,511		Eurocommercial Properties NV	2,251
4,210,000	*	EverChina International Holdings Co. Ltd	164
11,876,261	e	Evergrande Real Estate Group	6,786
816,645		Extra Space Storage, Inc	63,012
868,507		Ezdan Holding Group QSC	4,471
157,518		Fabege AB	2,311
1,599,000	e	Fantasia Holdings Group Co Ltd	181
1,003,680		Far East Consortium	373
883,800	e	Far East Hospitality Trust	400
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,569,030		Farglory Land Development Co Ltd	$1,660
110,991	*	Fastighets AB Balder	2,109
159,014		Federal Realty Investment Trust	21,697
4,848,366		Federation Centres	9,362
748,802		FelCor Lodging Trust, Inc	5,294
380,851	e	Fibra Shop Portafolios Inmobiliarios SAPI de C.V.	378
6,325,291		Fibra Uno Administracion S.A. de C.V.	13,062
16,000,000		Filinvest Development Corp	1,369
71,845,000		Filinvest Land, Inc	2,585
108,970		First Capital Realty, Inc	1,527
475,175		First Industrial Realty Trust, Inc	9,955
207,334		First Potomac Realty Trust	2,281
455,908		First Real Estate Investment Trust	413
49,939		FirstService Corp	1,614
86,871		Fonciere Des Regions	7,575
535,772	*	Forest City Enterprises, Inc (Class A)	10,785
94,451	*,e	Forestar Real Estate Group, Inc	1,242
571,897		Fortress Income Fund Ltd	673
347,616	e	Foxtons Group plc	1,248
310,844		Franklin Street Properties Corp	3,342
8,164,701	e	Franshion Properties China Ltd	2,065
1,608,600		Frasers Centrepoint Trust	2,155
1,010,100	e	Frasers Hospitality Trust	518
468	*	Frontier Real Estate Investment Corp	1,812
19,751	*,e	FRP Holdings, Inc	595
663	*	Fukuoka REIT Corp	981
3,310,000	*	Fullshare Holdings Ltd	596
9,064,000		Future Land Development Holdin	1,180
1,485,351	e	Gaming and Leisure Properties, Inc	44,115
88,002		Gazit Globe Ltd	882
9,281		Gazit, Inc	183
543,009		GDI Property Group	349
8,290		Gecina S.A.	1,011
4,846,000	e	Gemdale Properties and Investment Corp Ltd	242
2,570,878		General Growth Properties, Inc	66,766
195,242		Geo Group, Inc	5,806
100,956		Getty Realty Corp	1,595
88,579	e	Gladstone Commercial Corp	1,250
5,441,491		Global Logistic Properties	7,823
476	*,e	Global One Real Estate Investment Corp	1,427
1,608,775	*	Globe Trade Centre S.A.	2,649
4,088,895	*,e	Glorious Property Holdings Ltd	466
2,171	*	GLP J-Reit	2,077
50,826		Godrej Properties Ltd	256
15,480		Goldcrest Co Ltd	288
745,300		Golden Land Property Development PCL	118
1,722,000	*,e	Goldin Properties Holdings Ltd	1,559
1,677,591		Goodman Property Trust	1,245
190,941	e	Government Properties Income Trust	3,055
2,014,700		GPT Group (ASE)	6,403
429,680		Grainger plc	1,549
199,986	e	Gramercy Property Trust, Inc	4,154
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
80,973	e	Grand City Properties S.A.	$1,557
70,357		Granite Real Estate Investment Trust	1,981
12,538	e	Great Ajax Corp	155
334,513		Great Eagle Holdings Ltd	997
591,316		Great Portland Estates plc	7,654
6,295,329	e	Green REIT plc	10,466
1,419,000	e	Greenland Hong Kong Holdings Ltd	692
592,016	e	Growthpoint Properties Australia Ltd	1,300
6,742,926		Growthpoint Properties Ltd	12,493
542,000	*	Guangdong Land Holdings Ltd	114
1,402,908	e	Guangzhou R&F Properties Co Ltd	1,276
513,340		H&R Real Estate Investment Trust	7,913
3,910		Haesung Industrial Co Ltd	79
167,970		Halk Gayrimenkul Yatrm Ortakli	56
56,025	e	Hamborner AG.	542
2,479,470		Hammerson plc	23,413
953,495		Hang Lung Group Ltd	3,246
14,001,071	e	Hang Lung Properties Ltd	31,493
523		Hankyu Reit, Inc	551
85,517	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,473
1,793,996	e	Hansteen Holdings plc	3,278
342,236		Hatteras Financial Corp	5,185
815,860		HCP, Inc	30,391
405,588	e	Healthcare Realty Trust, Inc	10,079
223,610		Healthcare Trust of America, Inc	5,481
33,500	e	Heiwa Real Estate Co Ltd	359
157,366		Helical Bar plc	977
46,835		Heliopolis Housing	241
126,512	*	Hemfosa Fastigheter AB	1,351
2,985,695		Henderson Land Development Co Ltd	17,854
191,682		Hersha Hospitality Trust	4,344
26,538,577		Hibernia REIT plc	37,602
649,675		Highwealth Construction Corp	920
237,622		Highwoods Properties, Inc	9,208
81,470	*	Hispania Activos Inmobiliarios SAU	1,133
159,300		Ho Bee Investment Ltd	218
182,617		Home Properties, Inc	13,651
228,000		Hong Fok Corp Ltd	108
260,994		Hongkong Land Holdings Ltd	1,728
662,000	*,e	Hopson Development Holdings Ltd	529
172	*	Hoshino Resorts REIT, Inc	1,548
509,775		Hospitality Properties Trust	13,040
2,226,044		Host Marriott Corp	35,194
264,075	*	Housing Development & Infrastruture Ltd	297
117,665	*	Howard Hughes Corp	13,501
808,235		Huaku Development Co Ltd	1,407
93,000		Huang Hsiang Construction Co	76
251,187		Hudson Pacific Properties	7,232
246,489		Hufvudstaden AB (Series A)	3,230
3,991	e	Hulic Reit, Inc	5,271
495,362		Hung Poo Real Estate Development Corp	324
442,000		Hung Sheng Construction Co Ltd	203
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
878,000	e	Hydoo International Holding Ltd	$113
267,672		Hyprop Investments Ltd	2,331
789,752		Hysan Development Co Ltd	3,288
14,439		Icade	980
1,194		Ichigo Real Estate Investment Corp	824
197,700		IGB Corp BHD	115
2,705,100		IGB Real Estate Investment Trust	788
70,000		Iguatemi Empresa de Shopping Centers S.A.	363
364,783	e	Immobiliare Grande Distribuzione	327
1,355,948	*,e,m	Immoeast AG.	0
658,721	*,e,m	Immofinanz ANSPR NACHB AG.	0
909,528	*,e	Immofinanz Immobilien Anlagen AG.	2,098
104,705	e	Independence Realty Trust, Inc	755
821,227		Indiabulls Real Estate Ltd	803
398	e	Industrial & Infrastructure Fund Investment Corp	1,732
641,428		ING Office Fund	1,783
352,465		Inland Real Estate Corp	2,855
1,883,117	*	Inmobiliaria Colonial S.A.	1,312
153,944		InnVest Real Estate Investment Trust	574
30,179		InterRent Real Estate Investment Trust	147
2,358		Intershop Holding AG.	982
14,155		Intervest Offices	327
324,889		Invesco Mortgage Capital, Inc	3,977
530		Invesco Office J-Reit, Inc	414
788,029	e	Investors Real Estate Trust	6,099
15,222	*,e	Invincible Investment Corp	8,489
847,993		IOI Properties Group Sdn BHD	383
380,774	e	Iron Mountain, Inc	11,812
1,159,737		Is Gayrimenkul Yatirim Ortakligi AS	537
222,622	*,e	iStar Financial, Inc	2,801
1,135	*	Japan Excellent, Inc	1,251
10,499		Japan Hotel REIT Investment Corp	6,699
2,213	*,e	Japan Logistics Fund Inc	3,977
332		Japan Prime Realty Investment Corp	1,079
393	*	Japan Real Estate Investment Corp	1,810
24,672		Japan Rental Housing Investments, Inc	16,110
778	*	Japan Retail Fund Investment Corp	1,505
8,198	*	Jerusalem Oil Exploration	319
1,717,750		Jiangsu Future Land Co Ltd	3,107
186,548		Jones Lang LaSalle, Inc	26,820
22,700	e	Jowa Holdings Co Ltd	955
3,000,000	e	Joy City Property Ltd	444
1,072,117		K Wah International Holdings Ltd	429
269,480		KEE TAI Properties Co Ltd	135
1,468		Kenedix Realty Investment Corp	6,978
342	*,e	Kenedix Residential Investment Corp	883
721	*,e	Kenedix Retail REIT Corp	1,389
544,500		Kenedix, Inc	1,813
238,896		Kennedy-Wilson Holdings, Inc	5,296
500,500		Keppel DC REIT	359
3,354,535		Kerry Properties Ltd	9,210
50,611	e	Killam Properties, Inc	377
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
291,909		Kilroy Realty Corp	$19,021
206,049		Kimco Realty Corp	5,034
1,480,000		Kindom Construction Co	771
164,505		King’s Town Construction Co Ltd	92
359,388		Kite Realty Group Trust	8,557
1,975,702		Kiwi Property Group Ltd	1,629
79,600		KLCC Property Holdings BHD	127
87,679		Klepierre	3,974
1,284,088		Klovern AB (B Shares)	1,213
51,821		Korea Real Estate Investment Trust Co	144
3,505,130	e	Kowloon Development Co Ltd	4,025
2,413,138	e	K-REIT Asia	1,620
342,225		KSL Holdings BHD	120
187,685		Kungsleden AB	1,261
390,185		Kuoyang Construction Co Ltd	132
3,064,624		KWG Property Holding Ltd	2,024
100,717		Ladder Capital Corp	1,442
100,237,535		Lai Fung Holdings Ltd	1,584
65,613,250	e	Lai Sun Development Co Ltd	1,029
41,574		Lamar Advertising Co	2,169
39,121	*	Lamda Development S.A.	203
872,021		Land Securities Group plc	16,624
4,175,500	e	Langham Hospitality Investments Ltd	1,463
61,574		Lar Espana Real Estate Socimi S.A.	588
433,071		LaSalle Hotel Properties	12,295
455,800		LBS Bina Group BHD	148
418,693	*	LC Corp S.A.	202
58,517		LEG Immobilien AG.	4,841
412,842		Lend Lease Corp Ltd	3,655
237,011	*	Leopalace21 Corp	1,106
904,846		Lexington Realty Trust	7,329
383,809		Liberty International plc	1,916
93,459		Liberty Property Trust	2,945
34,401	*	Lifestyle Properties Development Ltd	8
1,378,281		Link REIT	7,588
1,686,700		Lippo-Mapletree Indonesia Retail Trust	379
412,000		Liu Chong Hing Investment	436
3,774,000	e	Logan Property Holdings Co Ltd	1,613
612,545		London & Stamford Property plc	1,522
844,000		Long Bon International Co Ltd	539
1,842,620		Longfor Properties Co Ltd	2,333
544,800		LPN Development PCL	256
57,800		LPS Brasil Consultoria de Imoveis S.A.	42
220,837		LSR Group (GDR)	400
111,470		LTC Properties, Inc	4,756
400,000	*	LVGEM China Real Estate Investment Co Ltd	118
168,300		Macerich Co	12,929
349,613		Mack-Cali Realty Corp	6,601
1,075,228		Macquarie CountryWide Trust	3,084
2,827,724		Macquarie Goodman Group	11,688
1,315,590		Macquarie MEAG Prime REIT	698
6,260,000	*,e	Madex International Holdings Ltd	143
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,036,076		Mah Sing Group BHD	$607
6,100	*,e	Mainstreet Equity Corp	143
35,779	*,e,m	Mapeley Ltd	1
2,989,087		Mapletree Commercial Trust	2,637
5,702,800		Mapletree Greater China Commercial Trust	3,733
3,488,204	e	Mapletree Industrial Trust	3,640
1,435,005		Mapletree Logistics Trust	989
169,381	*	Marcus & Millichap, Inc	7,790
887,508		Matrix Concepts Holdings BHD	463
90,702		Mazaya Qatar Real Estate Development Q.S.C	392
1,098,900		MBK PCL	433
895,952		Medical Properties Trust, Inc	9,909
132,426	*	Medinet Nasr Housing	376
48,016,600		Megaworld Corp	4,495
47,195		Melisron Ltd	1,756
51,941		Mercialys S.A	1,123
314,695	*	Merlin Properties Socimi S.A.	3,748
2,307,600		Mexico Real Estate Management S.A. de C.V.	2,914
1,185,904	e	MFA Mortgage Investments, Inc	8,076
939	*,e	MID Reit, Inc	2,446
195,018		Mid-America Apartment Communities, Inc	15,966
2,008,929	*,e	Midland Holdings Ltd	833
154,606		Milestone Apartments Real Estate Investment Trust	1,776
1,412,000	e	Minmetals Land Ltd	138
1,950,876		Mirvac Group	2,369
873,880		Mitsubishi Estate Co Ltd	17,851
1,653,241		Mitsui Fudosan Co Ltd	45,318
149,400		MKH BHD	77
6,132		Mobimo Holding AG.	1,237
150,035	e	Monmouth Real Estate Investment Corp (Class A)	1,463
435,204	e	Monogram Residential Trust, Inc	4,052
36,746		Morguard Real Estate Investment Trust	376
1,897		Mori Hills REIT Investment Corp	2,233
1,559		Mori Trust Sogo Reit, Inc	2,671
85,034		Multiplan Empreendimentos Imobiliarios S.A.	909
114,117		National Health Investors, Inc	6,561
278,774		National Retail Properties, Inc	10,111
83,242		National Storage Affiliates Trust	1,128
1,348,000	e	Neo-China Land Group Holdings Ltd	251
304,000		New Century Real Estate Investment Trust	123
885,477		New Residential Investment Corp	11,600
276,116		New Senior Investment Group, Inc	2,888
3,214,614		New World China Land Ltd	1,912
15,995,671		New World Development Co Ltd	15,578
277,784	e	New York Mortgage Trust, Inc	1,525
310,942		NewRiver Retail Ltd	1,650
29,395		Nexity	1,268
51,194	e	NexPoint Residential Trust, Inc	684
133,752		Nieuwe Steen Investments NV	519
1,169	*	Nippon Accommodations Fund, Inc	3,886
437		Nippon Building Fund, Inc	2,115
1,321	*	Nippon ProLogis REIT, Inc	2,397
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
783		NIPPON REIT Investment Corp	$1,686
25,067	*	Nitsba Holdings 1995 Ltd	442
507,201		Nomura Real Estate Holdings, Inc	10,197
1,215	e,m	Nomura Real Estate Master Fund, Inc	1,548
401	e,m	Nomura Real Estate Office Fund, Inc	1,789
154	e,m	Nomura Real Estate Residential Fund, Inc	851
16,695		Northern Property Real Estate Investment Trust	247
908,237		NorthStar Realty Finance Corp	11,217
20,452		NorthWest Healthcare Properties Real Estate Investment Trust	123
236,029	*,e	Norwegian Property ASA	262
130,136		NTT Urban Development Corp	1,199
99,931		Oberoi Realty Ltd	417
684,668		Omega Healthcare Investors, Inc	24,066
46,859	e	One Liberty Properties, Inc	1,000
51,200		Open House Co Ltd	792
57,366	e	Orchid Island Capital, Inc	531
4,473	*	Orix JREIT, Inc	6,051
738,400		OUE Hospitality Trust	415
243,311		Outfront Media, Inc	5,061
1,124,905	*	Palm Hills Developments SAE	287
378,785		Paramount Group, Inc	6,364
733,500	e	Parkway Life Real Estate Investment Trust	1,186
229,715		Parkway Properties, Inc	3,574
2,442,741		Parque Arauco S.A.	4,193
37,644	*	Patrizia Immobilien AG.	900
531,600		Pavilion Real Estate Investment Trust	182
300,004	e	Pebblebrook Hotel Trust	10,635
190,869	e	Pennsylvania REIT	3,785
190,087		Pennymac Mortgage Investment Trust	2,941
394,300	*,e	Perennial Real Estate Holdings Ltd	260
1,515,959		Phoenix Mills Ltd	7,483
196,380		Physicians Realty Trust	2,963
86,891		Piedmont Office Realty Trust, Inc	1,554
1,480,500		PLA Administradora Industrial S de RL de C.V.	2,695
900	*	Plazza AG.	181
222,392		Plum Creek Timber Co, Inc	8,787
23,737		Polski Holding Nieruchomosci S.A.	116
2,495,817	e	Poly Hong Kong Investment Ltd	690
8,341,160		Polytec Asset Holdings Ltd	1,113
492,064		Post Properties, Inc	28,682
179,766		Potlatch Corp	5,175
3,836,000		Powerlong Real Estate Holdings Ltd	716
1,015,495	e	Precinct Properties New Zealand Ltd	738
80,951	e	Preferred Apartment Communities, Inc	881
437	*,e	Premier Investment Co	2,177
225,379		Primary Health Properties plc	1,381
118,957		Prime Office AG.	583
2,475,826		Prince Housing & Development Corp	749
487,500		ProLogis Property Mexico S.A. de C.V.	748
1,543,634		Prologis, Inc	60,047
2,895,000		Prosperity REIT	993
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
117,207		PS Business Parks, Inc	$9,304
47,283		PSP Swiss Property AG.	3,887
24,504,700		PT Agung Podomoro Land Tbk	503
17,816,500		PT Alam Sutera Realty Tbk	386
3,609,000		PT Bekasi Fajar Industrial Estate Tbk	68
5,797,027		PT Bumi Serpong Damai	558
31,176,531		PT Ciputra Development Tbk	1,743
15,573,214		PT Ciputra Property Tbk	353
3,644,322		PT Ciputra Surya Tbk	411
6,006,400		PT Intiland Development Tbk	241
103,264,330		PT Kawasan Industri Jababeka Tbk	1,131
407,700	*	PT Lippo Cikarang Tbk	186
61,072,297		PT Lippo Karawaci Tbk	4,718
22,264,900		PT Modernland Realty Tbk	660
5,991,200	*	PT Nirvana Development Tbk	57
20,717,800		PT Pakuwon Jati Tbk	470
21,461,100		PT Sentul City Tbk	110
9,166,700		PT Summarecon Agung Tbk	704
536,059		Public Storage, Inc	113,446
4,346,170		Puravankara Projects Ltd	4,117
294,562		Pure Industrial Real Estate Trust	980
94,769		QTS Realty Trust, Inc	4,140
4,180,635		Quality House PCL	279
519,005	*	Quintain Estates & Development plc	1,105
625,433		Radium Life Tech Co Ltd	207
230,907		RAIT Investment Trust	1,145
995,495		RAK Properties PJSC	166
414,263		Ramco-Gershenson Properties	6,218
233,740	e	Rayonier, Inc	5,159
19,100	*,e	Raysum Co Ltd	170
34,350		Re/Max Holdings, Inc	1,236
1,389,765	*	Realogy Holdings Corp	52,297
91,126	e	Realty Income Corp	4,318
848,763		Rebosis Property Fund Ltd	646
946,000	g	Redco Properties Group Ltd	661
1,905,744		Redefine International plc	1,518
8,380,981		Redefine Properties Ltd	7,084
217,737	e	Redwood Trust, Inc	3,013
26,271,000	e	Regal Real Estate Investment Trust	6,453
660,921		Regency Centers Corp	41,076
152,278		Reit Ltd	400
20,200		Relo Holdings, Inc	1,979
17,481,250	*,e	Renhe Commercial Holdings Co Ltd	944
252,622		Resilient Property Income Fund Ltd	2,117
81,156	e	Resource Capital Corp	907
501,571		Retail Opportunities Investment Corp	8,296
538,947		Retail Properties of America, Inc	7,594
388,393		Rexford Industrial Realty, Inc	5,356
422,996		RioCan Real Estate Investment Trust	8,073
526,502		RLJ Lodging Trust	13,305
455,000		Road King Infrastructure	397
1,622,100		Robinsons Land Corp	989
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
238,884		Rojana Industrial Park PCL	$38
95,134	e	Rouse Properties, Inc	1,482
786,251		Ruentex Development Co Ltd	859
111,758		Ryman Hospitality Properties	5,502
3,723,443		S.A. Corporate Real Estate Fund Nominees Pty Ltd	1,368
566,740	e	Sabana Shari’ah Compliant Industrial REIT	301
252,358		Sabra Healthcare REIT, Inc	5,850
560,957		Safestore Holdings plc	2,501
120,000		Saizen REIT	68
4,964,277		Sansiri PCL	233
38,600		Sao Carlos Empreendimentos e Participacoes S.A.	239
39,004	e	Saul Centers, Inc	2,018
343,634		Savills plc	4,751
1,642,700		SC Asset Corp PCL	130
11,463,854		Scentre Group	31,552
505,333		Schroder Real Estate Investment Trust Ltd	445
856,641		Segro plc	5,573
737	*	Sekisui House Reit, Inc	762
999	e	Sekisui House SI Residential Investment Corp	855
164,778		Select Income REIT	3,132
98,711		Selvaag Bolig ASA	292
189,899		Senior Housing Properties Trust	3,076
742,277		Shaftesbury plc	10,306
250,340		Shanghai Jinqiao Export Processing Zone Development Co Ltd	368
72,000		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	196
19,995,430	m	Shanghai Real Estate Ltd	987
103,400	*	Shenzhen International Enterprise Co Ltd	119
8,963,668		Shenzhen Investment Ltd	3,179
233,100	*	Shenzhen SEG Co Ltd	138
6,343,325		Shimao Property Holdings Ltd	9,586
352,913	*	Shining Building Business Co Ltd	113
56,332		Shoei Co Ltd	510
682,105		Shopping Centres Australasia Property Group	938
18,517,167	e	Shui On Land Ltd	4,274
480	*	SIA Reit, Inc	1,768
851,716		Siam Future Development PCL	129
270,232		Silver Bay Realty Trust Corp	4,326
1,224,412		Simon Property Group, Inc	224,949
992,600		SingHaiyi Group Ltd	71
8,047,422		Sino Land Co	12,253
1,834,000	*,e	Sinolink Worldwide Holdings Ltd	200
18,566,017		Sino-Ocean Land Holdings Ltd	10,160
209,614		Sinyi Realty Co	177
171,071	*	Six of October Development & Investment	195
449,302	e	SL Green Realty Corp	48,597
13,881,716		SM Prime Holdings	6,150
204,789		Smart Real Estate Investment Trust	4,693
587,546		Sobha Developers Ltd	2,497
6,370,850		Soho China Ltd	2,484
645,000		Soilbuild Business Space REIT	365
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
65,600		Sonae Sierra Brasil S.A.	$240
164,461		Sovran Self Storage, Inc	15,509
108,749		Sparkassen Immobilien AG.	924
714,700	e	SPH REIT	470
847,831		Spirit Realty Capital, Inc	7,749
601,899		Sponda Oyj	2,350
1,142,000	e	Spring Real Estate Investment Trust	449
545,806		ST Modwen Properties plc	3,432
140,223	*,e	St. Joe Co	2,682
312,330		STAG Industrial, Inc	5,688
2,055,023	e	Starwood Property Trust, Inc	42,169
102,617	e	Starwood Waypoint Residential Trust	2,445
3,214,565		Stockland Trust Group	8,733
234,214		STORE Capital Corp	4,839
1,425,727	*	Strategic Hotels & Resorts, Inc	19,661
16,940		Sumitomo Real Estate Sales Co Ltd	433
871,286		Sumitomo Realty & Development Co Ltd	27,731
446,550		Summit Hotel Properties, Inc	5,211
140,552		Sun Communities, Inc	9,524
21,100	e	Sun Frontier Fudousan Co Ltd	160
4,094,620		Sun Hung Kai Properties Ltd	53,407
2,221,000	e	Sunac China Holdings Ltd	1,165
2,336,000	e	Sunlight Real Estate Investment Trust	1,145
1,053,352		Sunstone Hotel Investors, Inc	13,936
1,909,298		Suntec Real Estate Investment Trust	2,017
1,828,634		Sunteck Realty Ltd	6,175
1,679,358		Sunway BHD	1,204
1,360,800		Sunway Real Estate Investment	480
492,400		Supalai PCL	249
804,193		Swire Pacific Ltd (Class A)	9,014
4,557,701		Swire Properties Ltd	12,633
62,786		Swiss Prime Site AG.	4,587
350,765	e	TAG Tegernsee Immobilien und Beteiligungs AG.	4,161
460,534		Taiwan Land Development Corp	148
81,300		Takara Leben Co Ltd	399
1,183,354		Talaat Moustafa Group	1,031
220,330		Tanger Factory Outlet Centers, Inc	7,264
40,751		Taubman Centers, Inc	2,815
89,073	e	Technopolis plc	343
41,456	*,e	Tejon Ranch Co	904
212,499		Terreno Realty Corp	4,173
298,000		Tian Shan Development Holding Ltd	128
540,480		Ticon Industrial Connection PCL (Foreign)	173
408,000		Times Property Holdings Ltd	148
55,046		TLG Immobilien AG.	998
52,100	e	TOC Co Ltd	366
549,300		Tokyo Tatemono Co Ltd	6,549
105,315		Tokyu Fudosan Holdings Corp	701
999	*,e	Tokyu REIT, Inc	1,290
921		Top REIT Inc	3,557
984,500		Top Spring International Holdings Ltd	458
472,069		Torunlar Gayrimenkul Yatirim Ortakligi AS	475
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,639,700		Tosei Corp	$10,574
951,612		Tropicana Corp BHD	198
572,587		Tuan Sing Holdings Ltd	117
1,110,315		Two Harbors Investment Corp	9,793
303,215,096	*	U City PCL	334
269,339		UDR, Inc	9,287
1,268,600		UEM Land Holdings BHD	355
80,439	e	UMH Properties, Inc	748
110,683	*	Unibail-Rodamco	28,687
853,715		Union Properties PJSC	221
251,842		Unite Group plc	2,490
91,780,547	*	Unitech Ltd	8,641
92,015		United Development Co PSC	592
79,212	e	United Development Funding IV	1,394
183,440	e	United Overseas Land Ltd	777
939	*	United Urban Investment Corp	1,254
699,400		Univentures PCL	116
37,763		Universal Health Realty Income Trust	1,773
895,348		UOA Development BHD	391
355,125		Urban Edge Properties	7,667
89,870		Urstadt Biddle Properties, Inc (Class A)	1,684
360,000		Vanke Property Overseas Ltd	257
19,589		Vastned Retail NV	851
746,954		Ventas, Inc	41,874
1,173,964	*	VEREIT, Inc	9,063
14,001,300		Vista Land & Lifescapes, Inc	1,509
231,010		Vornado Realty Trust	20,888
1,468,911		Vukile Property Fund Ltd	1,952
180,812		Wallenstam AB	1,487
1,297,000	*,e	Wanda Hotel Development Co Ltd	200
28,174		Warehouses De Pauw SCA	2,185
174,254	e	Washington REIT	4,344
82,611		Weingarten Realty Investors	2,735
573,433		Welltower, Inc	38,833
43,964		Wereldhave NV	2,538
104,879	e	Western Asset Mortgage Capital Corp	1,323
2,335,990		Westfield Corp	16,438
488,355		Weyerhaeuser Co	13,352
4,923,850	*	WHA Corp PCL	429
10,642,676		Wharf Holdings Ltd	60,050
1,826,064		Wheelock & Co Ltd	7,930
432,697	e	Wheelock Properties S Ltd	458
96,585	e	Whitestone REIT	1,114
195,594		Wihlborgs Fastigheter AB	3,507
448,932	e	Wing Tai Holdings Ltd	527
337,168		Workspace Group plc	4,789
49,909		WP Carey, Inc	2,885
1,636,423		WP GLIMCHER, Inc	19,081
1,676,000	e	Wuzhou International Holdings Ltd	253
294,167	e	Xenia Hotels & Resorts, Inc	5,136
2,853,400	e	Yanlord Land Group Ltd	2,039
964,500	*	Ying Li International Real Estate Ltd	117
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,961		YNH Property BHD	$5
1,098,666	*,e	Yoma Strategic Holdings Ltd	283
205,700		YTL Hospitality REIT	48
4,034,000		Yuexiu Real Estate Investment Trust	2,049
34,648,793		Yuexiul Property Co Ltd	5,708
34,800		Yungshin Construction & Development Co Ltd	33
4,835,120	e	Yuzhou Properties Co	1,126
506,000	e	Zall Development Group Ltd	338
3,671,800		Zhong An Real Estate Ltd	414
		TOTAL REAL ESTATE	4,399,910

RETAILING - 4.4%
322,338	*,e	1-800-FLOWERS.COM, Inc (Class A)	2,933
136,932		Aaron’s, Inc	4,945
125,939		ABC-Mart, Inc	7,041
181,310	e	Abercrombie & Fitch Co (Class A)	3,842
50,510		Adastria Holdings Co Ltd	3,026
195,126		Advance Auto Parts, Inc	36,982
23,200	e	Alpen Co Ltd	370
1,768,967	*	Amazon.com, Inc	905,517
553,843	e	American Eagle Outfitters, Inc	8,657
20,088	*	America’s Car-Mart, Inc	665
200,597	*,e	AO World plc	511
44,500		AOKI Holdings, Inc	541
54,741		Aoyama Trading Co Ltd	1,931
12,300		Arc Land Sakamoto Co Ltd	265
71,476	*	Asbury Automotive Group, Inc	5,800
1,564,026	*	Ascena Retail Group, Inc	21,756
23,700		ASKUL Corp	902
166,201	*	ASOS plc	6,966
60,688		Autobacs Seven Co Ltd	1,008
19,407	e	AutoCanada, Inc	376
299,019		Automotive Holdings Group Ltd	833
227,975	*	Autonation, Inc	13,264
121,996	*	AutoZone, Inc	88,304
4,406,006		B&M European Value Retail S.A.	21,738
121,600	*	B2W Companhia Global Do Varejo	456
2,366,500	e	Baoxin Auto Group Ltd	1,010
358,065	*,e	Barnes & Noble Education, Inc	4,551
186,324		Barnes & Noble, Inc	2,256
14,219,510		Beauty Community PCL (ADR)	1,779
1,948,400		Beauty Community PCL (Foreign)	244
115,739	e	Bebe Stores, Inc	109
373,684	*,e	Bed Bath & Beyond, Inc	21,307
119,300		Belluna Co Ltd	652
2,116,360		Berjaya Auto BHD	944
4,134,604		Best Buy Co, Inc	153,477
76,500	e	BIC CAMERA, Inc	665
47,515		Big 5 Sporting Goods Corp	493
291,784	e	Big Lots, Inc	13,982
111,272		Bilia AB	2,232
96,926	*,e	Blue Nile, Inc	3,251
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,759,800	e	Bonjour Holdings Ltd	$317
703,845	*,e	boohoo.com plc	346
32,138	*	Boot Barn Holdings, Inc	592
537,000	*,e,m	Boshiwa International Holding	1
85,999	e	Breville Group Ltd	358
73,575	e	Buckle, Inc	2,720
47,167	*	Build-A-Bear Workshop, Inc	891
224,474	*	Burlington Stores, Inc	11,457
175,934		Byggmax Group AB	1,569
103,952	*,e	Cabela’s, Inc	4,740
185,279		Caleres, Inc	5,657
76,445		Canadian Tire Corp Ltd	6,877
189,900		Canon Marketing Japan, Inc	2,809
433,378		Card Factory plc	2,570
1,329,102	*,e	Carmax, Inc	78,842
302,612	e	Cash Converters International Ltd	113
18,128		Cashbuild Ltd	399
80,284		Cato Corp (Class A)	2,732
138,783	*,e	CDON Group AB	174
596,009		Chico’s FAS, Inc	9,375
88,921	e	Children’s Place Retail Stores, Inc	5,128
2,614,000	e	China Harmony New Energy Auto Holding Ltd	1,237
300,000		China Yongda Automobiles Services Holdings Ltd	141
7,792,000	e	China ZhengTong Auto Services Holdings Ltd	3,217
24,100		Chiyoda Co Ltd	773
13,800		Chori Co Ltd	200
461,000		Chow Sang Sang Holding	923
84,860	*	Christopher & Banks Corp	94
145,000		Cia Hering	514
148,807		Citi Trends, Inc	3,479
2,973		CJ O Shopping Co Ltd	465
88,488		Clas Ohlson AB (B Shares)	1,353
522,849	*	Cnova NV	1,579
747,000	*,e,g	Cogobuy Group	757
103,700		COL PCL (Foreign)	104
69,955	*,e	Conn’s, Inc	1,682
41,054	*,e	Container Store Group, Inc	578
91,961		Core-Mark Holding Co, Inc	6,019
276,334		CST Brands, Inc	9,301
154,034	*,e	Ctrip.com International Ltd (ADR)	9,732
763,000	e	Dah Chong Hong Holdings Ltd	307
293,700		DCM Japan Holdings Co Ltd	2,148
1,149,504		Debenhams plc	1,376
112,569		Delek Automotive Systems Ltd	1,055
5,316	e	Delticom AG.	122
96,556	*	Destination XL Group, Inc	561
190,029	e	Dick Smith Holdings Ltd	173
562,365		Dick’s Sporting Goods, Inc	27,899
492,286	e	Dickson Concepts International Ltd	177
25,813		Dieteren S.A.	997
158,138	e	Dillard’s, Inc (Class A)	13,820
250,009		Dogus Otomotiv Servis ve Ticaret AS	802
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,174,386		Dollar General Corp	$85,073
507,233	*	Dollar Tree, Inc	33,812
299,290		Dollarama, Inc	20,214
110,300		Don Quijote Co Ltd	4,156
20,600	e	Doshisha Co Ltd	378
251,939		DSW, Inc (Class A)	6,377
32,263	*	Dufry Group	3,778
191,573		Dunelm Group plc	2,608
43,390	*,e,g	Dustin Group AB	283
95,483	e	EDION Corp	655
536,076		El Puerto de Liverpool SAB de C.V.	6,962
4,030,000		Emperor Watch & Jewellery Ltd	133
2,600,000	*	Empresas La Polar S.A.	62
2,873,100	e	Esprit Holdings Ltd	2,140
51,009	*,e	Etsy, Inc	698
125,045	*	EVINE Live, Inc	328
907,891		Expedia, Inc	106,841
433,385	*	Express Parent LLC	7,745
887,867		Far Eastern Department Stores Co Ltd	473
67,975		Fast Retailing Co Ltd	27,649
31,411	*,e	Fenix Parts, Inc	210
143,442		Finish Line, Inc (Class A)	2,768
165,799	*,e	Five Below, Inc	5,568
39,348	*	Folli Follie S.A.	799
594,109		Foot Locker, Inc	42,758
221,077	e	Foschini Ltd	2,245
112,842	*	Francesca’s Holdings Corp	1,380
98,425		Fred’s, Inc (Class A)	1,166
47,122	*	FTD Cos, Inc	1,404
18,900		Fuji Co Ltd	452
137,456	e	GAME Digital plc	463
730,860	e	GameStop Corp (Class A)	30,119
477,151		Gap, Inc	13,599
77,068	*	Genesco, Inc	4,398
139,725		Genuine Parts Co	11,582
164,300	e	Geo Corp	2,625
3,122,000		Giordano International Ltd	1,508
250,547		GNC Holdings, Inc	10,127
524,799	e	Golden Eagle Retail Group Ltd	615
576,000		Goldlion Holdings Ltd	235
114,176		GOLFZONYUWONHOLDINGS Co Ltd	792
14,268,577		GOME Electrical Appliances Holdings Ltd	2,179
73,800		Group 1 Automotive, Inc	6,284
10,515	*	Groupe Fnac	600
4,471,912	*,e	Groupon, Inc	14,578
815,927	*,e	Grupo Famsa SAB de C.V.	603
11,175		GS Home Shopping, Inc	1,793
163,858	e	Guess?, Inc	3,500
58,200	e	Gulliver International Co Ltd	533
649		GwangjuShinsegae Co Ltd	170
582,418		Halfords Group plc	4,073
5,090,000	e	Hang Fat Ginseng Holdings Co Ltd	381
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
277,825	e	Hankyu Department Stores, Inc	$5,256
50,900		Happinet Corp	495
1,960,617	e	Harvey Norman Holdings Ltd	5,370
51,515		Haverty Furniture Cos, Inc	1,210
12,441,923	e	Hengdeli Holdings Ltd	1,783
860,506		Hennes & Mauritz AB (B Shares)	31,440
92,350	*,e	Hibbett Sports, Inc	3,233
26,400		Hikari Tsushin, Inc	1,848
5,704,245		Home Depot, Inc	658,783
3,068,065		Home Product Center PCL (Foreign)	580
762,292		Home Retail Group	1,570
7,513		Hornbach Baumarkt AG.	281
275,196		Hotai Motor Co Ltd	2,936
71,221		Hotel Shilla Co Ltd	6,942
82,684		HSN, Inc	4,733
92,808		Hudson’s Bay Co	1,570
16,680		Hyundai Department Store Co Ltd	1,890
5,820		Hyundai Home Shopping Network Corp	640
16,400	e	Ikyu	358
286,779		Imperial Holdings Ltd	3,516
1,028,022		Inchcape plc	11,202
1,174,209		Inditex S.A.	39,373
200,346		Interpark Corp	2,168
9,537		Interpark INT Corp	180
27,274,175	*,e	Intime Retail Group Co Ltd	28,275
280,128		Isetan Mitsukoshi Holdings Ltd	4,203
704,000		IT Ltd	184
36,300		Izumi Co Ltd	1,469
788,519		J Front Retailing Co Ltd	12,773
143,009	e	Jardine Cycle & Carriage Ltd	2,717
509,389	e	JB Hi-Fi Ltd	6,860
8,711,655	*,e	JC Penney Co, Inc	80,931
252,971	*	JD.com, Inc (ADR)	6,592
13,100	e	Jin Co Ltd	615
61,062		John Menzies plc	383
83,000		Joshin Denki Co Ltd	644
30,400	e	Joyful Honda Co Ltd	588
110,585		JUMBO S.A.	974
55,839	e	KappAhl Holding AB	144
29,587	e	Keiyo Co Ltd	127
1,776,891		Kingfisher plc	9,652
51,871		Kirkland’s, Inc	1,117
512,486		Kohl’s Corp	23,733
26,800		Kohnan Shoji Co Ltd	338
18,699		Kolao Holdings	215
32,700	e	Komeri Co Ltd	708
160,000		Koradior Holdings Ltd	204
132,163	e	K’s Holdings Corp	4,148
390,061		L Brands, Inc	35,156
41,685	*,e	Lands’ End, Inc	1,126
272,000	*,e	Laox Co Ltd	812
13,527		LEADCORP, Inc	189
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
306,903	e	Lewis Group Ltd	$1,373
7,831,119	e	Li & Fung Ltd	5,999
1,618,611	*	Liberty Interactive Corp	42,456
265,742	*	Liberty TripAdvisor Holdings, Inc	5,892
345,639	*	Liberty Ventures	13,947
9,130	*	LiHOM-CUCHEN Co Ltd	55
59,271		Lithia Motors, Inc (Class A)	6,408
505,814	*	LKQ Corp	14,345
103,737		Lojas Americanas S.A.	309
511,004		Lojas Americanas S.A.(Preference)	2,088
1,198,820		Lojas Renner S.A.	5,564
670,646		Lookers plc	1,694
40,081		LOTTE Himart Co Ltd	2,244
11,876		Lotte Shopping Co Ltd	2,870
3,317,718	e	Lowe’s Companies, Inc	228,657
377,000	e	Luk Fook Holdings International Ltd	945
70,296	*,e	Lumber Liquidators, Inc	924
1,267,952		Macy’s, Inc	65,071
66,000		Magazine Luiza S.A.	30
100,553	*,e	MakeMyTrip Ltd	1,383
2,933,000	e	Maoye International Holdings Ltd	382
68,332	*	MarineMax, Inc	966
59,290		Marisa Lojas S.A.	105
4,405,124		Marks & Spencer Group plc	33,438
537,223	e	Marui Co Ltd	6,480
102,240		Matas A.S.	1,914
31,700	e	Matsuya Co Ltd	459
52,093	*,e	Mattress Firm Holding Corp	2,175
360,900		MBM Resources BHD	237
24,448		Mekonomen AB	567
145,442	e	Men’s Wearhouse, Inc	6,184
1,846,908		MFI Furniture plc	13,629
164,022	*	Michaels Cos, Inc	3,789
504,880	*	Mobile World Investment Corp	1,375
73,004		Mobilezone Holding AG.	1,000
34,000		momo.com, Inc	202
82,718		Monro Muffler, Inc	5,588
221,224	*	Mothercare plc	740
408,578		Mr Price Group Ltd	5,704
219,092	*	Murphy USA, Inc	12,039
770,155	e	Myer Holdings Ltd	478
163,477	e	N Brown Group plc	758
376,000		National Petroleum Co Ltd	408
1,552,668	*	NetFlix, Inc	160,328
835,085		New Carphone Warehouse plc	5,367
537,000		New World Department Store China Ltd	91
306,084		Next plc	35,274
47,700		Nishimatsuya Chain Co Ltd	442
95,612		Nitori Co Ltd	7,487
49,200	*,e	Nojima Corp	543
203,209		Nordstrom, Inc	14,572
223,767		Nutri/System, Inc	5,934
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
509,941	*,e	Ocado Ltd	$2,474
4,509,052	*	Office Depot, Inc	28,948
24,567	*	Ollie’s Bargain Outlet Holdings, Inc	397
385,172	*	O’Reilly Automotive, Inc	96,293
254,600	e	OSIM International Ltd	291
90,127	e	Outerwall, Inc	5,131
29,327	*,e	Overstock.com, Inc	503
2,291,298		Pacific Brands Ltd	1,150
1,350,100		Padini Holdings BHD	415
11,100		Pal Co Ltd	321
130,100		Paltac Corp	2,352
557,224		Pantaloon Retail India Ltd	1,039
21,700		Parco Co Ltd	174
325,216	*	Parkson Holdings BHD	90
985,500	e	Parkson Retail Group Ltd	131
136,588	*,e	Party City Holdco, Inc	2,181
114,382		PC Jeweller Ltd	618
135,503		Penske Auto Group, Inc	6,564
226,972	*	PEP Boys - Manny Moe & Jack	2,767
50,545	e	PetMed Express, Inc	814
363,312	e	Pets at Home Group plc	1,517
232,804	e	Pier 1 Imports, Inc	1,606
5,209,500	*	Pou Sheng International Holdings Ltd	880
197,286		Poundland Group plc	836
49,810		Poya Co Ltd	497
18,692		PPR	3,060
83,950		Premier Investments Ltd	761
156,460	*	Priceline.com, Inc	193,519
7,998,200		PT ACE Hardware Indonesia Tbk	276
5,044,315		PT Matahari Department Store Tbk	5,572
718,700		PT Mitra Adiperkasa Tbk	148
3,069,700		PT Mitra Pinasthika Mustika Tbk	105
21,509,600		PT Multipolar Corp Tbk	453
9,160,400		PT Ramayana Lestari Sentosa Tbk	323
2,542,700		PT Tiphone Mobile Indonesia Tbk	124
3,474,100		PTG Energy PCL	1,411
1,179,223	*	Rakuten, Inc	15,073
100,630		Reitmans Canada Ltd	318
154,573	e	Rent-A-Center, Inc	3,748
127,269	*,e	Restoration Hardware Holdings, Inc	11,875
1,782,310		Ripley Corp S.A.	589
38,833	*	Risa International Ltd	6
240,081		RONA, Inc	2,448
659,050		Ross Stores, Inc	31,944
18,900		Ryohin Keikaku Co Ltd	3,848
1,058,000	e	SA SA International Holdings Ltd	409
1,252,811		SACI Falabella	7,763
392,108	*	Sally Beauty Holdings, Inc	9,313
38,358	e	Sanrio Co Ltd	1,048
57,137	e	Sears Canada, Inc	372
20,263	*,e	Sears Holdings Corp	458
275,961	*	Select Comfort Corp	6,038
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
290,000		Senao International Co Ltd	$399
33,700	e	Senshukai Co Ltd	211
11,791	*	Seobu Truck Terminal Co Ltd	222
37,300		Seria Co Ltd	1,841
156,300	e	Shimachu Co Ltd	3,424
65,703		Shimamura Co Ltd	7,077
6,964		Shinsegae Co Ltd	1,394
2,331		Shinsegae International Co Ltd	249
35,769		Shoe Carnival, Inc	851
20,931		Shopper’s Stop Ltd	121
96,090	*	Shutterfly, Inc	3,435
984,557		Siam Global House PCL	318
1,423,000		Sichuan Xinhua Winshare Chainstore Co Ltd	1,125
136,659		Signet Jewelers Ltd	18,603
1,630,000	e	Sincere Watch Hong Kong Ltd	184
112,084		Sonic Automotive, Inc (Class A)	2,289
706,851	*	Sports Direct International plc	8,109
43,730	*,e	Sportsman’s Warehouse Holdings, Inc	539
2,616,000	e	Springland International Holdings Ltd	694
1,045,800	*	SSI Group, Inc	136
142,656	e	Stage Stores, Inc	1,404
3,171,172		Staples, Inc	37,198
72,500		Start Today Co Ltd	2,400
83,679		Stein Mart, Inc	810
31,098	e	Stockmann Oyj Abp (B Share)	242
143,240	e	Super Cheap Auto Group Ltd	901
381,428	*	Super Group Ltd	798
39,943	*	SuperGroup plc	824
48,109	*	Systemax, Inc	360
40,000		Syuppin Co Ltd	396
350,819		Takashimaya Co Ltd	2,835
71,995		Takkt AG.	1,353
2,223,560		Target Corp	174,905
26,300		Telepark Corp	410
7,745,865		Test-Rite International Co	4,724
388,463		Thorn Group Ltd	545
308,770		Tiffany & Co	23,843
70,867	*,e	Tile Shop Holdings, Inc	849
160,662	*	Tilly’s, Inc	1,182
1,585,957		TJX Companies, Inc	113,269
15,500		Tokyo Derica Co Ltd	265
19,525	*,e	Tom Tailor Holding AG.	109
306,093		Tractor Supply Co	25,810
379,217		Trade Me Ltd	890
438,915	e	Travelport Worldwide Ltd	5,802
8,615		Trent Ltd	171
257,510	*	TripAdvisor, Inc	16,228
468,025	e	Truworths International Ltd	2,876
174,203	e	Tsutsumi Jewelry Co Ltd	3,584
116,438	*,e	Tuesday Morning Corp	630
241,275	*	Ulta Salon Cosmetics & Fragrance, Inc	39,412
22,099		United Arrows Ltd	912
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
141,856	*	Urban Outfitters, Inc	$4,168
226,703		USS Co Ltd	3,771
8,396		Valora Holding AG.	1,599
41,220		Via Varejo S.A.	41
220,000	*,e	Vipshop Holdings Ltd (ADR)	3,696
99,771	*,e	Vitamin Shoppe, Inc	3,257
55,781	*	VOXX International Corp (Class A)	414
73,200		VT Holdings Co Ltd	441
118,343		Warehouse Group Ltd	190
79,216	*,e	Wayfair, Inc	2,777
80,430	*	West Marine, Inc	706
126,905		WH Smith plc	3,008
323,359		Williams-Sonoma, Inc	24,688
11,275		Winmark Corp	1,160
1,136,654		Woolworths Holdings Ltd	7,955
125,454	*,e	World Duty Free S.p.A	1,435
30,700	e	Xebio Co Ltd	551
331,123	g	XXL ASA	3,226
676,885	e	Yamada Denki Co Ltd	2,729
45,500	e	Yellow Hat Ltd	986
91,744	*	Yoox S.p.A	2,762
628,523	e	Zhongsheng Group Holdings Ltd	256
5,286	*	zooplus AG.	669
163,861	*,e	zulily, Inc	2,851
52,932	*,e	Zumiez, Inc	827
		TOTAL RETAILING	4,848,160

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
235,965		A-DATA Technology Co Ltd	238
193,315	*	Advanced Energy Industries, Inc	5,084
1,653,665	*,e	Advanced Micro Devices, Inc	2,844
38,994,968		Advanced Semiconductor Engineering, Inc	42,488
192,500	e	Advantest Corp	1,384
102,905	*,e	Aixtron AG.	625
282,000		ALI Corp	134
76,538	*,e	Alpha & Omega Semiconductor Ltd	596
625,023		Altera Corp	31,301
167,348	*,e	Ambarella, Inc	9,671
287,428	*,e	Amkor Technology, Inc	1,291
169,725		ams AG.	6,333
711,382		Analog Devices, Inc	40,129
14,100	e	AOI Electronics Co Ltd	407
2,492,592		Applied Materials, Inc	36,616
214,695	*,e	Applied Micro Circuits Corp	1,140
356,176		Ardentec Corp	233
3,229,236		ARM Holdings plc	46,395
225,194	e	ARM Holdings plc (ADR)	9,740
52,540		ASM International NV	1,705
533,023	e	ASM Pacific Technology	3,496
21,000		ASMedia Technology, Inc	98
575,087		ASML Holding NV	50,552
1,445,851		Atmel Corp	11,668
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
47,337	*	Atto Co Ltd	$367
1,237,214		Avago Technologies Ltd	154,664
296,051	*	Axcelis Technologies, Inc	790
203,854		BE Semiconductor Industries NV	3,174
3,029,235		Broadcom Corp (Class A)	155,794
174,164		Brooks Automation, Inc	2,039
112,032	*	Cabot Microelectronics Corp	4,340
42,998	*	Cascade Microtech, Inc	608
318,369	*	Cavium Networks, Inc	19,538
54,408	*	Ceva, Inc	1,010
1,630,000	e	China Electronics Corp Holdings Co Ltd	509
11,538	*,e,m	China Energy Savings Technology, Inc	0
3,360,000	*	China Jinhai International Group Ltd	332
753,000		Chipbond Technology Corp	1,096
151,651		ChipMOS TECHNOLOGIES Bermuda Ltd	2,490
921,000		ChipMOS Technologies, Inc	905
352,521	*	Cirrus Logic, Inc	11,108
99,061		Cohu, Inc	977
754,000	*	Comtec Solar Systems Group Ltd	61
159,502	*,e	Cree, Inc	3,865
416,514		Cypress Semiconductor Corp	3,549
20,711		D.I Corp	147
407,616		Dainippon Screen Manufacturing Co Ltd	1,993
124,072	*,e	Dialog Semiconductor plc	4,978
99,116	*	Diodes, Inc	2,118
52,172	e	Disco Corp	3,669
22,976	*	Dongbu HiTek Co Ltd	275
79,708	*	DSP Group, Inc	726
655,000		Elan Microelectronics Corp	678
74,400		Elite Advanced Laser Corp	299
235,000		Elite Semiconductor Memory Technology, Inc	178
60,571		eMemory Technology, Inc	600
354,820	*	Entegris, Inc	4,680
8,454		Eo Technics Co Ltd	787
1,155,054		Epistar Corp	894
278,167	*	E-Ton Solar Tech Co Ltd	94
14,602		Eugene Technology Co Ltd	150
1,684,000		Everlight Electronics Co Ltd	2,546
113,366	*	Exar Corp	675
41,186	*,m	EZchip Semiconductor Ltd	1,050
477,623	*	Fairchild Semiconductor International, Inc	6,706
201,060		Faraday Technology Corp	249
140,077	*	First Solar, Inc	5,988
3,296,000		Forhouse Corp	1,193
275,221	*	Formfactor, Inc	1,866
153,000		Formosa Advanced Technologies Co Ltd	92
190,279	*	Freescale Semiconductor Holdings Ltd	6,960
11,654,847	*,e	GCL Poly Energy Holdings Ltd	2,258
23,187	*	GemVax & Kael Co Ltd	667
25,686		Giga Solar Materials Corp	396
263,986	*	Gigastorage Corp	155
368,273	*	Gintech Energy Corp	170
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
71,000		Global Mixed Mode Technology, Inc	$116
91,000		Global Unichip Corp	161
179,300		Globetronics Technology BHD	255
1,455,000		Greatek Electronics, Inc	1,248
241,561	*	Green Energy Technology, Inc	94
1,567,300		Hana Microelectronics PCL (Foreign)	1,224
7,793		Hanmi Semiconductor Co Ltd	67
13,556	*	Hansol LCD, Inc	273
165,036		Hermes Microvision, Inc	6,291
171,000		Holtek Semiconductor, Inc	222
1,534,000	*,g	Hua Hong Semiconductor Ltd	1,554
1,047,827		Hynix Semiconductor, Inc	29,885
266,540	*,e	Imagination Technologies Group plc	888
1,572,362		Infineon Technologies AG.	17,666
2,142,644	*	Inotera Memories, Inc	1,347
97,217	*	Inphi Corp	2,337
575,417	*	Integrated Device Technology, Inc	11,681
78,953		Integrated Silicon Solution, Inc	1,697
18,179,806		Intel Corp	547,939
347,825		Intersil Corp (Class A)	4,070
7,544		ISC Co Ltd	162
102,818		IXYS Corp	1,147
4,464,000		King Yuan Electronics Co Ltd	2,847
310,350		Kinsus Interconnect Technology Corp	597
394,187		Kla-Tencor Corp	19,709
11,551		Koh Young Technology, Inc	335
50,312	*,e	Kontron AG.	142
224,892	*,e	Kopin Corp	706
3,457	*	Kulicke & Soffa Industries, Inc	32
639,824	e	Lam Research Corp	41,800
9,074,000	*	Landing International Development	254
312,151	*	Lattice Semiconductor Corp	1,202
9,242		LEENO Industrial Inc	345
337,726		Lextar Electronics Corp	141
525,076		Linear Technology Corp	21,187
150,048		Lite-On Semiconductor Corp	99
51,997		Lumens Co Ltd	165
58,492	*,e	MA-COM Technology Solutions	1,696
3,602,000	*	Macronix International	461
222,200		Malaysian Pacific Industries BHD	335
2,881	*,e	Manz Automation AG.	209
3,023,124		Marvell Technology Group Ltd	27,359
179,656	*	Mattson Technology, Inc	419
1,424,421		Maxim Integrated Products, Inc	47,576
125,651	*,e	MaxLinear, Inc	1,563
1,580,135		MediaTek, Inc	11,759
17,500	e	Megachips Corp	168
55,290	e	Melexis NV	2,561
387,041	*	Mellanox Technologies Ltd	14,626
481,741	e	Microchip Technology, Inc	20,758
3,654,034	*	Micron Technology, Inc	54,737
35,800	e	Micronics Japan Co Ltd	326
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
298,147	*	Microsemi Corp	$9,785
38,600		Mimasu Semiconductor Industry Co Ltd	353
69,688		Mitsui High-Tec, Inc	375
176,651		MKS Instruments, Inc	5,923
102,691		Monolithic Power Systems, Inc	5,258
292,000		Motech Industries, Inc	323
247,784	*,e	NANOCO Group plc	235
63,137	*	Nanometrics, Inc	767
632,921		Neo Solar Power Corp	357
114,121	*,e	NeoPhotonics Corp Ltd	777
127,375	*,e	Nordic Semiconductor ASA	625
1,544,426		Novatek Microelectronics Corp Ltd	4,849
3,300	e	Nuflare Technology, Inc	121
11,829		NVE Corp	574
1,197,967		Nvidia Corp	29,530
605,759	*	NXP Semiconductors NV	52,743
201,549	*	Omnivision Technologies, Inc	5,293
1,740,622	*	ON Semiconductor Corp	16,362
21,000		On-Bright Electronics, Inc	96
448,000		Opto Technology Corp	135
555,000	*	Orient Semiconductor Electronics Ltd	201
318,400		Orise Technology Co Ltd	224
56,401		Parade Technologies Ltd	413
131,520	*	PDF Solutions, Inc	1,315
75,893		Pericom Semiconductor Corp	1,385
139,860		Phison Electronics Corp	884
192,989	*	Photronics, Inc	1,748
116,613		Pixart Imaging, Inc	238
992,444	*	PMC - Sierra, Inc	6,719
138,348		Power Integrations, Inc	5,834
4,276,857		Powertech Technology, Inc	7,748
531,802	*	Qorvo, Inc	23,958
3,492,511		Radiant Opto-Electronics Corp	10,846
293,443	*	Rambus, Inc	3,463
1,692,209		Realtek Semiconductor Corp	2,881
2,003,021	*,e	REC Silicon ASA	351
139,000		Richtek Technology Corp	812
191,791		Rohm Co Ltd	8,529
92,000	*	Rudolph Technologies, Inc	1,145
214,860		Samsung Electronics Co Ltd	206,148
32,424		Samsung Electronics Co Ltd (Preference)	25,170
110,000	e	Sanken Electric Co Ltd	371
28,267,000	*	Semiconductor Manufacturing International	2,566
230,890	*	Semtech Corp	3,486
37,452		Seoul Semiconductor Co Ltd	451
212,000	e	Shanghai Fudan Microelectronics Group Co Ltd	129
77,000		Shindengen Electric Manufacturing Co Ltd	248
466,400	e	Shinko Electric Industries	2,630
1,106,000	*,e	Shunfeng International Clean Energy Ltd	283
29,000		ShunSin Technology Holding Ltd	99
90,893	*	Sigma Designs, Inc	626
1,210,000		Sigurd Microelectronics Corp	773
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
44,934		Silergy Corp	$439
108,444	*	Silicon Laboratories, Inc	4,505
10,631		Silicon Works Co Ltd	296
5,153,167		Siliconware Precision Industries Co	6,424
10,903	*	SIMMTECH Co Ltd	96
517,000		Sino-American Silicon Products, Inc	540
98,000		Sitronix Technology Corp	285
1,130,790		Skyworks Solutions, Inc	95,224
11,066	*,e	SMA Solar Technology AG.	479
273,616		Solartech Energy Corp	130
146,000		Sonix Technology Co Ltd	168
696,040	*,e	STMicroelectronics NV	4,755
439,110	*	Sumco Corp	3,938
637,919	*,e	SunEdison, Inc	4,580
402,000		Sunplus Technology Co Ltd	160
105,694	*,e	SunPower Corp	2,118
1,468,600		SVI PCL	205
205,000		Taiwan Semiconductor Co Ltd	140
42,436,067		Taiwan Semiconductor Manufacturing Co Ltd	170,070
981,288		Taiwan Surface Mounting Technology Co Ltd	900
1,139,559		Teradyne, Inc	20,523
249,963		Tessera Technologies, Inc	8,101
2,389,660		Texas Instruments, Inc	118,336
247,081	*	Tokyo Electron Ltd	11,666
151,500		Tokyo Seimitsu Co Ltd	2,813
552,854		Topco Scientific Co Ltd	795
64,734	*	Tower Semiconductor Ltd	834
497,608		Transcend Information, Inc	1,258
1,746,000	*,m	Trony Solar Holdings Co Ltd.	2
20,842		U-Blox AG.	4,198
11,000		UKC Holdings Corp	211
121,589	*	Ultra Clean Holdings	698
75,038	*	Ultratech, Inc	1,202
39,500		Ulvac, Inc	643
599,300		Unisem M BHD	277
24,201,772		United Microelectronics Corp	7,950
16,828,000	*,e	United Photovoltaics Group Ltd	1,617
243,029		Unity Opto Technology Co Ltd	107
846,756		Vanguard International Semiconductor Corp	964
105,973	*	Veeco Instruments, Inc	2,174
212,425		Visual Photonics Epitaxy Co Ltd	247
208,000		Walton Advanced Engineering, Inc	58
493,512		Win Semiconductors Corp	548
2,622,000	*	Winbond Electronics Corp	545
157,995	*	Xcerra Corp	992
628,340		Xilinx, Inc	26,642
6,108,000	e	Xinyi Solar Holdings Ltd	2,096
102,240		Youngtek Electronics Corp	139
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,596,302

SOFTWARE & SERVICES - 9.0%
89,790	*	A10 Networks, Inc	538
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,350,684		Accenture plc	$230,978
296,421	*	ACI Worldwide, Inc	6,260
2,133,969		Activision Blizzard, Inc	65,918
5,391	*	Actoz Soft Co Ltd	181
176,103	*	Actua Corp	2,071
209,208	*	Acxiom Corp	4,134
13,000		Addcn Technology Co Ltd	117
2,420,341	*	Adobe Systems, Inc	199,000
1,904,000	*,e	AGTech Holdings Ltd	414
6,317		Ahnlab, Inc	228
538,117	*	Akamai Technologies, Inc	37,162
17,369	*	Alarm.com Holdings, Inc	203
111,392	*	Alibaba Group Holding Ltd (ADR)	6,569
323,850	*	Alliance Data Systems Corp	83,871
279,787		Alpha Systems, Inc	4,306
967,340	*	Alphabet, Inc (Class A)	617,521
1,186,277	*	Alphabet, Inc (Class C)	721,755
54,682		Alten	2,809
283,981		Altium Ltd	923
140,163		Altran Technologies S.A.	1,630
644,510		Amadeus IT Holding S.A.	27,614
49,426	*,e	Amber Road, Inc	209
1,257,245		Amdocs Ltd	71,512
69,894	*	American Software, Inc (Class A)	658
175,439	*,e	Angie’s List, Inc	884
103,838	*	Ansys, Inc	9,152
2,113	*,e	Apigee Corp	22
11,812	*	Appfolio, Inc	199
450,116	*	Aspen Technology, Inc	17,064
193,846		Asseco Poland S.A.	2,759
9,400	e	Ateam, Inc	128
237,927		Atos Origin S.A.	18,289
929,301	*,g	Auto Trader Group plc	4,781
621,670	*	Autodesk, Inc	27,441
1,191,180		Automatic Data Processing, Inc	95,723
65,078		Aveva Group plc	2,008
118,652	*	AVG Technologies NV	2,581
6,596		Axway Software S.A.	160
12,703	*	Baidu, Inc (ADR)	1,746
722,000	e,g	BAIOO Family Interactive Ltd	48
171,106	*	Bankrate, Inc	1,771
86,736	*,e	Barracuda Networks, Inc	1,351
263,546	*,e	Bazaarvoice, Inc	1,189
43,972		Bechtle AG.	3,967
21,071	*,e	Benefitfocus, Inc	658
44,689	*,e	Black Knight Financial Services, Inc	1,455
121,356		Blackbaud, Inc	6,810
139,119	*	Blackhawk Network Holdings, Inc	5,897
107,084	*	Blucora, Inc	1,475
261,267		Booz Allen Hamilton Holding Co	6,848
111,460	*	Bottomline Technologies, Inc	2,788
50,589	*,e	Box, Inc	636
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
213,000	e	Boyaa Interactive International Ltd	$88
87,178	*,e	Brightcove, Inc	429
22,100		Broadleaf Co Ltd	225
368,290		Broadridge Financial Solutions, Inc	20,385
89,817	*	BroadSoft, Inc	2,691
23,900		Brogent Technologies, Inc	202
1,859,438		CA, Inc	50,763
78,577	*	CACI International, Inc (Class A)	5,812
380,381	*,e	Cadence Design Systems, Inc	7,866
140,048	*	Callidus Software, Inc	2,379
14,115	e	Cancom SE	491
564,303		Cap Gemini S.A.	50,394
45,086		Capcom Co Ltd	889
49,300	*	Carbonite, Inc	549
117,513	*	Cardtronics, Inc	3,843
65,536	*,e	Care.com, Inc	337
212,182		carsales.com Ltd	1,462
29,724		Cass Information Systems, Inc	1,460
143,539	*	CD Projekt Red S.A.	1,018
309,996		CDK Global, Inc	14,812
15,916		Cegid Group	672
387,015	*	CGI Group, Inc	14,022
51,400		Chanjet Information Technology Co Ltd	89
60,937	*,e	ChannelAdvisor Corp	606
639,159	*,e	Check Point Software Technologies	50,704
620,000	*	China City Railway Transportation Technology Holdings Co Ltd	128
8,000,000	*,e	China Public Procurement Ltd	129
2,226,000	*,e	Chinasoft International Ltd	859
305,719	*	Ciber, Inc	972
1,746,414		Cielo S.A.	16,149
243,111	*,e	Cimpress NV	18,503
1,107,389	*	Citrix Systems, Inc	76,720
18,012	m	CMC Ltd	562
2,630	*,e	Code Rebel Corp	19
1,525,346	*	Cognizant Technology Solutions Corp (Class A)	95,502
57,785	e	COLOPL, Inc	929
8,848	*	Com2uSCorp	870
128,072	*	Commvault Systems, Inc	4,349
763,559		Computer Sciences Corp	46,867
18,000		Computer Task Group, Inc	111
500,925		Computershare Ltd	3,741
227,351	*	comScore, Inc	10,492
157,842	*	Constant Contact, Inc	3,826
47,401		Constellation Software, Inc	19,868
252,212		Convergys Corp	5,829
121,500	*,e	COOKPAD, Inc	2,565
158,783	*	Cornerstone OnDemand, Inc	5,240
65,257	*	CoStar Group, Inc	11,293
157,040	*,e	Coupons.com, Inc	1,413
6,200	e	CROOZ, Inc	212
85,429		CSG Systems International, Inc	2,631
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
58,972	*	Cvent, Inc	$1,985
82,567		Cyberlink Corp	171
102,083		Cyient Ltd	869
34,290		Daou Technology, Inc	851
804,231		Dassault Systemes S.A.	59,437
54,305	*	Datalink Corp	324
439,300		Datasonic Group BHD	144
30,877		Daum Communications	3,290
85,880	*,e	Demandware, Inc	4,438
234,800	e	Dena Co Ltd	4,358
83,796	*	Descartes Systems Group, Inc	1,484
4,179	*	Devsisters Co Ltd	103
175,365		DH Corp	5,147
146,289	*	DHI Group, Inc	1,069
20,533	e	Digimarc Corp	627
34,400	e	Digital Garage, Inc	476
128,189	*,e	Digital Turbine, Inc	232
68,485	*,e	Diligent Board Member Services	227
242,600		Dip Corp	4,000
136,452		DST Systems, Inc	14,347
84,200		DTS Corp	1,989
17,143		DuzonBIzon Co Ltd	303
890,616		EarthLink Holdings Corp	6,929
2,882,544	*	eBay, Inc	70,449
69,691	e	Ebix, Inc	1,739
21,817		eClerx Services Ltd	529
59,897	e	Econocom Group	520
1,274,131	*	Electronic Arts, Inc	86,322
61,688	e	Elektrobit Oyj	346
74,468	*	Ellie Mae, Inc	4,957
214,795		Ementor ASA	1,976
149,708	*,e	Endurance International Group Holdings, Inc	2,000
166,748	*,e	EnerNOC, Inc	1,317
12,081		Engineering Ingegneria Informatica S.p.A.	694
91,871	*,e	Envestnet, Inc	2,753
192,226		EOH Holdings Ltd	2,064
255,175	*	EPAM Systems, Inc	19,016
81,412		EPIQ Systems, Inc	1,052
51,061	*	ePlus, Inc	4,037
148,443	*	Euronet Worldwide, Inc	10,998
177,236	*	Everi Holdings, Inc	909
314,451		EVERTEC, Inc	5,682
58,112	*	Everyday Health, Inc	531
120,248	*	ExlService Holdings, Inc	4,441
37,500	e	F@N Communications, Inc	247
8,257,932	*	Facebook, Inc	742,388
155,678		Factset Research Systems, Inc	24,879
105,507		Fair Isaac Corp	8,915
321,000	g	Feiyu Technology International Co Ltd	77
581,363		Fidelity National Information Services, Inc	38,998
1,325,000	*	Finsoft Corp	13
504,259	*,e	FireEye, Inc	16,046
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
396,307	*	First American Corp	$14,755
766,719	*	Fiserv, Inc	66,406
67,080	*,e	Five9, Inc	248
391,721	*	FleetCor Technologies, Inc	53,909
96,701	*,e	FleetMatics Group plc	4,747
27,979		Forrester Research, Inc	880
1,640,514	*	Fortinet, Inc	69,689
90,436	e	F-Secure Oyj	250
62,400		FUJI SOFT, Inc	1,093
6,951,592		Fujitsu Ltd	30,238
16,600		Future Architect, Inc	94
13,489	*	GameHi Co Ltd	133
84,598	*,e	GameLoft	311
4,770	*	Gamevil, Inc	278
172,607	*	Gartner, Inc	14,487
551,671	*	Genpact Ltd	13,025
14,923		GFT Technologies AG.	365
261,859	*	Gigamon, Inc	5,240
314,296		Global Payments, Inc	36,059
39,432	*,e	Globant S.A.	1,206
1,754,460	*,e	Globo plc	1,062
312,840	*,e	Glu Mobile, Inc	1,367
113,400		GMO internet, Inc	1,470
147,600	e	GMO Payment Gateway, Inc	5,710
43,798	*,e	GoDaddy, Inc	1,104
143,668	*,e	Gogo, Inc	2,195
3,926	*	Golfzon co Ltd	289
25,200	e	Gourmet Navigator, Inc	416
81,250	*,e	Gravity Co Ltd (ADR)	297
152,800	*,e	Gree, Inc	684
574,847	*,e	GrubHub, Inc	13,992
63,225	*	GTT Communications, Inc	1,471
58,058	*,e	Guidance Software, Inc	350
278,827	*	Guidewire Software, Inc	14,661
1,378,914	*,e	GungHo Online Entertainment Inc	4,096
15,909		Haansoft, Inc	322
95,827		Hackett Group, Inc	1,318
270,000	*,e	HC International, Inc	149
836,778		HCL Technologies Ltd	12,549
95,477		Heartland Payment Systems, Inc	6,016
112,433		Hexaware Technologies Ltd	426
1,755,000	*	Hi Sun Technology China Ltd	297
49,200	*,e	Higher One Holdings, Inc	97
217,741	*	HomeAway, Inc	5,779
152,623	*,e	Hortonworks, Inc	3,341
68,000	*,e	Hotto Link, Inc	366
48,090	*,e	HubSpot, Inc	2,230
500,616		IAC/InterActiveCorp	32,675
2,559,000	e	IGG, Inc	985
82,971	*	Imperva, Inc	5,433
113,334	e	Indra Sistemas S.A.	1,178
37,756		Industrial & Financial Systems	1,334
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
535,200	e	Ines Corp	$4,854
40,751		Info Edge India Ltd	497
304,664	*	Infoblox, Inc	4,869
1,221,300	e	Infomart Corp	13,845
27,200		Information Services International-Dentsu Ltd	375
3,428,748		Infosys Technologies Ltd	60,827
5,918	e	Init Innovation In Traffic Sys	135
1,155,292		Innovation Group plc	682
45,509	*,e	Interactive Intelligence, Inc	1,352
170,132	*	Internap Network Services Corp	1,043
2,700,676		International Business Machines Corp	391,517
52,000		International Games System Co Ltd	127
30,400		Internet Initiative Japan, Inc	545
1,559,141		Intuit, Inc	138,374
73,371	*,e	iProperty Group Ltd	152
128,314	e	Iress Market Technology Ltd	866
372,401		iSentia Group Ltd	1,024
173,260		IT Holdings Corp	3,930
92,500		Itochu Techno-Science Corp	1,973
124,704		j2 Global, Inc	8,835
112,554	e	Jack Henry & Associates, Inc	7,835
6,277	*	JCEntertainment Corp	128
121,093	*,e	Jive Software, Inc	566
3,773	*	Joymax Co Ltd	61
26,474		Just Dial Ltd	398
1,504,006	*	Just Eat plc	9,357
32,600	*,e	Justsystems Corp	241
41,120	e	Kakaku.com, Inc	668
10,635	*	KCP Co Ltd	320
13,674		Kginicis Co Ltd	231
10,204		KGMobilians Co Ltd	142
416,486	e	King Digital Entertainment plc	5,639
1,828,000	e	Kingdee International Software Group Co Ltd	690
987,865	e	Kingsoft Corp Ltd	1,945
133,000	*,e	KLab, Inc	1,286
94,001	*	Knot, Inc	1,328
597,268	e	Konami Corp	12,908
368,944		KPIT Cummins Infosystems Ltd	603
10,907	*	KT Hitel Co Ltd	90
119,458		Leidos Holdings, Inc	4,935
274,779	*,e	Limelight Networks, Inc	525
252,581	*	LinkedIn Corp	48,023
136,100		Linx S.A.	1,511
167,293	*	Lionbridge Technologies	826
117,586	*,e	Liquidity Services, Inc	869
149,514	*	Liveperson, Inc	1,130
96,724	*	LogMeIn, Inc	6,593
222,660	*	Luxoft Holding, Inc	14,092
470,589	*	Manhattan Associates, Inc	29,318
128,927		Mantech International Corp (Class A)	3,313
169,343		Marchex, Inc (Class B)	682
111,683	*,e	Marin Software, Inc	350
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
89,157	*,e	Marketo, Inc	$2,534
28,500	e	Marvelous AQL, Inc	218
3,911,139		Mastercard, Inc (Class A)	352,472
27,722		Matrix IT Ltd	163
331,466		MAXIMUS, Inc	19,742
255,469		Mentor Graphics Corp	6,292
176,489		Micro Focus International plc	3,216
25,003,602		Microsoft Corp	1,106,659
246,656	*	MicroStrategy, Inc (Class A)	48,461
321,611	*,e	Millennial Media, Inc	563
15,675	*	MINDBODY, Inc	245
88,182		MindTree Ltd	2,040
14,800		Mitsubishi Research Institute, Inc	364
229,530	e	Mixi Inc	7,855
110,874	*,e	MobileIron, Inc	344
1,131,163	*,e	Mobileye NV	51,445
55,485	*	Model N, Inc	555
134,845	*,e	ModusLink Global Solutions, Inc	386
84,773	*	MoneyGram International, Inc	680
1,149,108		Moneysupermarket.com Group plc	5,883
1,325,640		Mono Technology PCL	87
129,079		Monotype Imaging Holdings, Inc	2,816
378,097	*,e	Monster Worldwide, Inc	2,427
121,604		Mphasis Ltd	760
528,200		My EG Services BHD	339
80,226	*,e	Myriad Group AG.	262
664,000	*,e	National Agricultural Holdings Ltd	269
43,941		Naver Corp	19,046
16,301		NCsoft	2,606
22,500	e	NEC Networks & System Integration Corp	402
38,391	e	Nemetschek AG.	1,443
11,733	*	Neowiz Games Corp	185
521,700		NET One Systems Co Ltd	2,951
169,000	e	NetDragon Websoft, Inc	426
63,400		Netease.com (ADR)	7,616
27,065		NetEnt AB	1,507
47,513	*,e	NetSuite, Inc	3,986
157,872	*,e	NeuStar, Inc (Class A)	4,296
24,926	*,e	New Relic, Inc	950
449,064		Nexon Co Ltd	6,004
174,040	*,e	NEXTDC Ltd	289
15,328	*	NHN Entertainment Corp	837
267,766		NIC, Inc	4,742
88,975		Nice Systems Ltd	4,983
6,600		NIFTY Corp	66
90,600	e	Nihon Unisys Ltd	938
56,041		NIIT Technologies Ltd	405
306,319		Nintendo Co Ltd	51,631
34,300		Nippon System Development Co Ltd	421
90,200		Nomura Research Institute Ltd	3,463
25,800		NS Solutions Corp	1,090
163,851		NTT Data Corp	8,261
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
789,800	*	Nuance Communications, Inc	$12,929
9,900		OBIC Business Consultants Ltd	470
71,100		Obic Co Ltd	3,252
222,092		Open Text Corp	9,945
120,069	e	Opera Software ASA	648
70,023	*,e	OPOWER, Inc	624
458,475	*,e	Optimal Payments plc	2,248
13,206,573		Oracle Corp	477,021
29,349		Oracle Corp Japan	1,239
10,003	*	OSANGJAIEL Co Ltd	100
25,399		Otsuka Corp	1,238
255,000		Ourgame International Holdings Ltd	131
410,700	e	Pacific Online	133
403,272	*	Pandora Media, Inc	8,606
31,043	*,e	Park City Group, Inc	328
696,747		Paychex, Inc	33,186
90,404	*,e	Paycom Software, Inc	3,246
43,998	*,e	Paylocity Holding Corp	1,319
6,148,733	*	PayPal Holdings, Inc	190,857
64,422		PC Home Online	743
263,000	e	PCA Corp	3,107
166,317		Pegasystems, Inc	4,093
90,389	*	Perficient, Inc	1,395
59,245		Persistent Systems Ltd	602
33,117	*,e	PFSweb, Inc	471
946,783		Playtech Ltd	11,889
189,405		Polaris Software Lab Ltd	574
55,354		POSDATA Co Ltd	259
41,350	*	PRGX Global, Inc	156
208,398	*	Progress Software Corp	5,383
429,143	*,e	Proofpoint, Inc	25,886
61,723	*	PROS Holdings, Inc	1,367
394,079	*	PTC, Inc	12,508
104,742	*	Q2 Holdings, Inc	2,589
25,018		QAD, Inc (Class A)	640
523,479	*	QLIK Technologies, Inc	19,081
131,339	*	Qualys, Inc	3,738
408,998		Quindell plc	628
123,541	*,e	QuinStreet, Inc	686
408,001	*	Rackspace Hosting, Inc	10,069
19,487	*	Rapid7, Inc	443
71,992	*,e	RealNetworks, Inc	294
134,147	*,e	RealPage, Inc	2,230
741,691	*	Red Hat, Inc	53,313
98,177	*,e	Redknee Solutions, Inc	283
32,847		Reis, Inc	744
10,690		Reply S.p.A.	1,172
114,807	*,e	RetailMeNot, Inc	946
27,233		RIB Software AG.	429
139,603	*,e	RingCentral, Inc	2,534
68,247	*,e	Rocket Fuel, Inc	319
233,299		Rolta India Ltd	364
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
226,082	*,e	Rovi Corp	$2,372
240,624	*	Rubicon Project, Inc	3,496
758,646		Sabre Corp	20,620
102,817	e	SafeCharge International Group Ltd	428
2,300,734		Sage Group plc	17,406
3,994,478	*	Salesforce.com, Inc	277,337
789,900		Samart Corp PCL	463
32,881		Samsung SDS Co Ltd	8,016
889,233		SAP AG.	57,608
77,290		Sapiens International Corp NV	890
6,819		SBSi Co Ltd	88
230,926		Science Applications International Corp	9,286
71,294	*	Sciquest, Inc	713
87,006	*,e	Seachange International, Inc	548
1,279,516	*	ServiceNow, Inc	88,862
153,347	*,e	ServiceSource International LLC	613
128,130		Shanghai Baosight Software Co Ltd	423
50,886	*,e	Shutterstock, Inc	1,539
98,851	*,e	Silver Spring Networks, Inc	1,273
2,613,100	e	Silverlake Axis Ltd	1,056
46,247	e	SimCorp AS	2,329
382,000		Sinosoft Technology Group Ltd	192
14,954	*	SK Communications Co Ltd	109
69,100		SMS Co Ltd	1,169
55,747		Software AG.	1,629
87,540		Soft-World International Corp	138
162,661	*	SolarWinds, Inc	6,383
91,952		Solera Holdings, Inc	4,965
423,659		Sonda S.A.	634
19,343		Sopra Group S.A.	2,147
339,027	*	Splunk, Inc	18,765
42,378	*	SPS Commerce, Inc	2,877
78,327		Square Enix Co Ltd	1,943
234,540		SS&C Technologies Holdings, Inc	16,427
93,926	*	Stamps.com, Inc	6,951
47,942	e	Sumisho Computer Systems Corp	1,800
11,158		SundayToz Corp	141
689,000		SUNeVision Holdings Ltd	213
160,717	*	Sykes Enterprises, Inc	4,098
787,594		Symantec Corp	15,334
101,404	*	Synchronoss Technologies, Inc	3,326
485,929	*	Synopsys, Inc	22,440
140,582	*	Syntel, Inc	6,370
160,000		Systex Corp	260
133,005	*	TA Indigo Holding Corp	1,103
182,326	*	Tableau Software, Inc	14,546
693,648	*,e	Take-Two Interactive Software, Inc	19,929
103,691	*	Tangoe, Inc	747
814,251		Tata Consultancy Services Ltd	32,187
8,539		Tata Elxsi Ltd	246
990,341		Tech Mahindra Ltd	8,425
228,760		Technology One Ltd	620
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
56,538	*	TechTarget, Inc	$482
126,720	e	Tecmo Koei Holdings Co Ltd	1,620
218,198		Telecity Group plc	3,596
150,152	*	TeleCommunication Systems, Inc (Class A)	517
69,097	*,e	TeleNav, Inc	540
52,021		TeleTech Holdings, Inc	1,394
63,599		Temenos Group AG.	2,611
11,206,552		Tencent Holdings Ltd	188,904
385,405	*	Teradata Corp	11,161
50,759	*,e	Textura Corp	1,312
341,000	g	Tian GE Interactive Holdings Ltd	149
131,323		Tietoenator Oyj	3,317
254,435	*	TiVo, Inc	2,203
710,960		Total System Services, Inc	32,299
123,219		Totvus S.A.	937
88,300		Trans Cosmos, Inc/Japan	2,153
20,976	*,e	Travelzoo, Inc	173
100,203	*	Trend Micro, Inc	3,540
126,236	*,e	TrueCar, Inc	658
40,380	*,e	TubeMogul, Inc	425
115,879	*,e	Tungsten Corp plc	104
1,141,906	*	Twitter, Inc	30,763
148,283	*	Tyler Technologies, Inc	22,140
101,130	*	Ubisoft Entertainment	2,053
61,169	*	Ultimate Software Group, Inc	10,950
146,075	*,e	Unisys Corp	1,738
83,968		United Internet AG.	4,257
33,758	*	United Online, Inc	338
12,400	e	UNITED, Inc	135
2,740,000	*,e	V1 Group Ltd	221
122,936		Vakrangee Ltd	240
499,220	*	Vantiv, Inc	22,425
23,812	*,e	Varonis Systems, Inc	371
76,323	*,e	Vasco Data Security International	1,301
140,000	*,e	V-Cube, Inc	2,966
328,301	*	VeriFone Systems, Inc	9,104
190,291	*	Verint Systems, Inc	8,211
361,898	*,e	VeriSign, Inc	25,536
115,801	*,e	VirnetX Holding Corp	412
77,394	*	Virtusa Corp	3,971
8,696,334		Visa, Inc (Class A)	605,787
517,349	*	VMware, Inc (Class A)	40,762
97,034	*	WebMD Health Corp (Class A)	3,866
244,904	*	Website Pros, Inc	5,163
12,029	*	Webzen, Inc	326
7,808	*	WeMade Entertainment Co Ltd	312
1,510,011	e	Western Union Co	27,724
137,759	*	WEX, Inc	11,963
1,007,820		Wipro Ltd	9,209
263,808	e	Wirecard AG.	12,632
141,562	*,e	Wix.com Ltd	2,466
505,896	*	Workday, Inc	34,836
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
64,529	*,e	Workiva, Inc	$980
282,347	e	Xchanging plc	456
71,826	*,e	Xero Ltd	694
1,890,294		Xerox Corp	18,393
6,851		XING AG.	1,470
21,725		X-Legend Entertainment Co Ltd	58
82,645	*	Xoom Corp	2,056
79,233		XPEC Entertainment, Inc	205
59,142	*	Xura, Inc	1,324
3,750,000		Xurpas, Inc	1,130
1,786,348		Yahoo! Japan Corp	6,801
3,827,051	*	Yahoo!, Inc	110,640
30,800	*	Yandex NV	330
123,881	*,e	Yelp, Inc	2,683
42,943	*	Yodlee, Inc	693
138,030	*,e	Zendesk, Inc	2,721
9,288		Zensar Technologies Ltd	115
85,617	*,e	Zillow Group, Inc	2,460
170,832	*,e	Zillow Group, Inc (Class C)	4,612
158,821	*	Zix Corp	669
539,304	e,g	Zoopla Property Group plc	1,704
1,690,925	*	Zynga, Inc	3,855
		TOTAL SOFTWARE & SERVICES	9,940,448

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
215,911	*,e	3D Systems Corp	2,494
913,721	e	AAC Technologies Holdings, Inc	5,715
1,146,292		Accton Technology Corp	540
2,998,478	*	Acer, Inc	1,177
101,815		Adlink Technology, Inc	283
167,111		Adtran, Inc	2,440
36,000		Advanced Ceramic X Corp	228
858,059		Advantech Co Ltd	5,892
63,963	*,e	Aerohive Networks, Inc	383
43,669	*	Agilysys, Inc	486
36,900		Ai Holdings Corp	913
300,000	*	AKM Industrial Co Ltd	38
7,691,685	*	Alcatel S.A.	28,380
1,273,449		Alcatel-Lucent (ADR)	4,648
52,578	e	Alliance Fiber Optic Products, Inc	899
1,272,600	m	Alpha Networks, Inc	526
246,900	e	Alps Electric Co Ltd	6,972
199,900		Amano Corp	2,308
697,204		Amphenol Corp (Class A)	35,530
377,828		Anixter International, Inc	21,831
137,900		Anritsu Corp	839
2,796,000	*,e,m	Anxin-China Holdings Ltd	69
19,768,833	n	Apple, Inc	2,180,502
41,485	*,e	Applied Optoelectronics, Inc	779
215,235	*,e	Arista Networks, Inc	13,170
273,091	*	ARRIS Group, Inc	7,092
146,213	*	Arrow Electronics, Inc	8,083
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
94,022		Ascom Holding AG.	$1,732
203,000	*	Asia Optical Co, Inc	201
2,122,464		Asia Vital Components Co Ltd	1,643
85,000		ASROCK, Inc	97
767,262		Asustek Computer, Inc	6,597
89,000		Aten International Co Ltd	177
25,031,690		AU Optronics Corp	7,411
284,000		Aurora Corp	431
25,948		Austria Technologie & Systemtechnik AG.	383
79,943	*,e	Avid Technology, Inc	636
42,990	*,e	Avigilon Corp	367
209,379		Avnet, Inc	8,936
174,586		AVX Corp	2,285
37,026	e	Badger Meter, Inc	2,150
25,550		Barco NV	1,648
46,003		Bel Fuse, Inc (Class B)	894
109,037		Belden CDT, Inc	5,091
272,181	*	Benchmark Electronics, Inc	5,923
1,784,000		Benq Corp	550
1,056,000		BenQ Materials Corp	685
77,327		Black Box Corp	1,140
590,177	*,e	Blackberry Ltd (New)	3,622
1,444,000		Boardtek Electronics Corp	1,455
1,497,626		Brocade Communications Systems, Inc	15,545
553,477		Brother Industries Ltd	6,672
2,313,500		BYD Electronic International Co Ltd	1,445
116,060	*	CalAmp Corp	1,867
6,580,015		CalComp Electronics Thailand PCL	573
112,318	*	Calix Networks, Inc	875
18,800	*	Canon Electronics, Inc	303
2,246,371		Canon, Inc	64,982
274,000		Career Technology Co Ltd	196
146,000		Casetek Holdings Ltd	624
1,735,853		Catcher Technology Co Ltd	18,557
254,000		Catic Shenzhen Holdings Ltd	135
410,485		CDW Corp	16,772
324,288	*	Celestica, Inc	4,175
181,938		Checkpoint Systems, Inc	1,319
1,521,602		Cheng Uei Precision Industry Co Ltd	2,133
687,463		Chicony Electronics Co Ltd	1,589
1,589,663		Chimei Materials Technology Corp	974
1,942,000	e	China Aerospace International Holdings Ltd	257
1,776,000	e	China All Access Holdings Ltd	565
1,389,600	e	China Fiber Optic Network System Group Ltd	190
4,104,000	*,e	China Innovationpay Group Ltd	267
3,002,000	*,g	China Railway Signal & Communication Corp Ltd	2,417
387,000		Chin-Poon Industrial Co	529
322,840		Chroma ATE, Inc	553
3,085,272	*,e	Ciena Corp	63,927
23,146,357		Cisco Systems, Inc	607,592
914,645		Citizen Watch Co Ltd	6,321
30,503	*,e	Clearfield, Inc	410
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
460,723		Clevo Co	$506
1,937,394	*	CMC Magnetics Corp	233
180,021		Cognex Corp	6,187
94,002	*	Coherent, Inc	5,142
1,021,105	e	Comba Telecom Systems Holdings Ltd	219
1,817	e	Comet Holding AG.	1,257
327,070	*	CommScope Holding Co, Inc	9,822
6,651,021		Compal Electronics, Inc	3,778
5,773,000		Compeq Manufacturing Co	4,162
40,609		Comtech Telecommunications Corp	837
54,600	*,e	Control4 Corp	446
2,520,000		Coolpad Group Ltd	475
2,164,500		Coretronic Corp	1,959
2,141,658		Corning, Inc	36,665
605,000		Coxon Precise Industrial Co Ltd	1,037
103,989	*	Cray, Inc	2,060
20,124	*	CrucialTec Co Ltd	271
86,708		CTS Corp	1,605
296,000		CyberTAN Technology, Inc	134
130,012		Daeduck Electronics Co	853
106,127		Daeduck GDS Co Ltd	872
664,000		Daiwabo Co Ltd	1,161
101,726		Daktronics, Inc	882
114,945		Daou Data Corp	2,105
18,358		Datalogic S.p.A.	291
196,273		DataTec Ltd	878
1,133,600		Delta Electronics Thai PCL	2,752
1,984,951		Delta Electronics, Inc	9,363
167,000		Denki Kogyo Co Ltd	755
166,303		Diebold, Inc	4,951
81,293	*	Digi International, Inc	958
2,156,000	e	Digital China Holdings Ltd	2,003
16,727		Digital Multimedia Technologies S.p.A.	1,029
819,379		D-Link Corp	245
87,990		Dolby Laboratories, Inc (Class A)	2,868
160,616	*	Dot Hill Systems Corp	1,563
59,329	*	DTS, Inc	1,584
664,000		Dynapack International Technology Corp	1,015
269,700		Eastern Communications Co Ltd	173
49,663	*,e	Eastman Kodak Co	776
108,120	*	EchoStar Corp (Class A)	4,652
16,071	e	Eizo Nanao Corp	374
48,800		Elecom Co Ltd	560
88,712		Electro Rent Corp	921
28,092	e	Electro Scientific Industries, Inc	130
969,182	e	Electrocomponents plc	2,633
122,463	*	Electronics for Imaging, Inc	5,300
23,000		Elematec Corp	520
2,036,654		Elite Material Co Ltd	4,492
1,653,324		Elitegroup Computer Systems Co Ltd	982
5,676,861		EMC Corp	137,153
50,345	*	EMCORE Corp	342
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
35,000		Ennoconn Corp	$339
11,600	e	Enplas Corp	401
5,933,039		Ericsson (LM) (B Shares)	58,201
108,121	e	Esprinet S.p.A.	896
12,155	e	EVS Broadcast Equipment S.A.	314
719,936	*	Extreme Networks, Inc	2,419
431,697	*	F5 Networks, Inc	49,991
153,124	*	Fabrinet	2,807
46,236	*	FARO Technologies, Inc	1,618
144,234		FEI Co	10,535
9,287,000		FIH Mobile Ltd	4,272
59,193	*,e	Fingerprint Cards AB	2,184
270,568	*,e	Finisar Corp	3,011
178,317		Firich Enterprises Co Ltd	492
567,985	*,e	Fitbit, Inc	21,407
872,368		FLEXium Interconnect, Inc	2,390
19,456	*	Flextronics International Ltd	205
328,068		Flir Systems, Inc	9,183
94,310		Flytech Technology Co Ltd	270
5,852,317		Foxconn Technology Co Ltd	16,821
1,385,181		Fujifilm Holdings Corp	51,781
3,932,000	*,e	GCL New Energy Holdings Ltd	271
75,631	e	Gemalto NV	4,917
283,913		Gemtek Technology Corp	134
58,909	*	Genius Electronic Optical Co Ltd	100
44,677		GeoVision, Inc	126
2,988,000		Getac Technology Corp	1,898
1,950,000		Gigabyte Technology Co Ltd	1,854
332,000	*	Gold Circuit Electronics Ltd	100
268,000	e	Goldpac Group Ltd	136
5,264	*	Green Cross Cell Corp	218
664,680	*,e	GSH Corp Ltd	128
133,189	*	GSI Group, Inc	1,696
957,047		Halma plc	10,464
34,300		Hamamatsu Photonics KK	776
2,533,105		HannStar Display Corp	319
745,000	*,m	HannsTouch Solution, Inc	75
234,140	*	Harmonic, Inc	1,358
464,939		Harris Corp	34,010
9,439,568		Hewlett-Packard Co	241,747
161,721		Hexagon AB (B Shares)	4,941
860,725		High Tech Computer Corp	1,666
10,600		Hirose Electric Co Ltd	1,154
78,746		Hitachi High-Technologies Corp	1,705
122,000		Hitachi Kokusai Electric, Inc	1,289
11,165,098	*	Hitachi Ltd	56,339
417,800		Hitachi Maxell Ltd	6,046
587,100		Holystone Enterprise Co Ltd	549
27,374,808		Hon Hai Precision Industry Co, Ltd	71,515
89,795		Horiba Ltd	3,274
246,500	e	Hosiden Corp	1,305
89,448		Humax Co Ltd	1,476
331,400	*	Ibiden Co Ltd	4,338
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
290,000		Ichia Technologies, Inc	$160
7,800		Icom, Inc	162
200,476		ICP Electronics, Inc	242
202,323	*	II-VI, Inc	3,253
13,810	*	Iljin Materials Co Ltd	103
88,697	*,e	Imation Corp	189
71,319	*	Immersion Corp	801
375,712		Inari Amertron BHD	291
4,273		Inficon Holding AG.	1,193
353,221	*,e	Infinera Corp	6,909
60,321		Ingenico	7,289
364,217		Ingram Micro, Inc (Class A)	9,921
7,874,288		InnoLux Display Corp	2,466
130,367	*	Insight Enterprises, Inc	3,370
92,298		InterDigital, Inc	4,670
17,600	*	Intevac, Inc	81
199,210	*,e	InvenSense, Inc	1,851
9,061,349		Inventec Co Ltd	4,318
66,145	*,e	IPG Photonics Corp	5,025
8,400	e	Iriso Electronics Co Ltd	366
58,100		ITC Networks Corp	560
715,357		ITEQ Corp	461
102,015	*	Itron, Inc	3,255
15,513		Ituran Location and Control Ltd	319
290,465	*	Ixia	4,209
1,055,955		Jabil Circuit, Inc	23,622
136,493		Japan Aviation Electronics Industry Ltd	2,050
14,400	e	Japan Cash Machine Co Ltd	154
16,600		Japan Digital Laboratory Co Ltd	229
823,000	*,e	Japan Display, Inc	2,371
172,535		Japan Radio Co Ltd	560
1,542,300		JCY International BHD	236
42,816		Jenoptik AG.	609
54,700		Jentech Precision Industrial Co Ltd	74
2,979,125	e	Ju Teng International Holdings Ltd	1,474
4,373,544		Juniper Networks, Inc	112,444
45,400		Kaga Electronics Co Ltd	578
31,000		Kanematsu Electronics Ltd	452
12,763		Kapsch TrafficCom AG.	419
241,900		KCE Electronics PCL	374
20,303		Keyence Corp	9,067
687,850	*	Keysight Technologies, Inc	21,213
12,940		KH Vatec Co Ltd	168
72,459	*	Kimball Electronics, Inc	864
842,500		Kingboard Chemical Holdings Ltd	1,026
1,007,500		Kingboard Laminates Holdings Ltd	410
412,070	*,e	Knowles Corp	7,594
89,800	e	Koa Corp	781
13,060		KONA I Co Ltd	486
486,509		Konica Minolta Holdings, Inc	5,125
40,209		Kudelski S.A.	551
46,769	*	KVH Industries, Inc	468
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
140,110		Kyocera Corp	$6,417
305,120		Laird Group plc	1,742
271,492		Largan Precision Co Ltd	21,189
7,369,323	e	Lenovo Group Ltd	6,230
92,947		Lexmark International, Inc (Class A)	2,694
13,418		LG Innotek Co Ltd	1,001
245,633		LG.Philips LCD Co Ltd	4,689
2,227,361		Lite-On Technology Corp	2,052
126,407		Littelfuse, Inc	11,522
516,074	e	Logitech International S.A.	6,732
58,000		Lotes Co Ltd	187
808,000		Loxley PCL	58
60,575		Lumax International Corp Ltd	80
704,680	*	Lumentum Holdings, Inc	11,944
31,800	*,e	Macnica Fuji Electronics Holdings, Inc	378
145,000		Marubun Corp	1,040
7,400	e	Maruwa Co Ltd	151
46,900	e	Melco Holdings, Inc	768
126,755	*	Mercury Computer Systems, Inc	2,017
144,076		Merry Electronics Co Ltd	175
7,324	e	Mesa Laboratories, Inc	816
180,631	e	Methode Electronics, Inc	5,762
254,372		Micronic Laser Systems AB	1,399
3,043,000		Micro-Star International Co Ltd	2,588
161,000		MIN AIK Technology Co Ltd	268
519,500		Mitac Holdings Corp	324
503,500	e	Mitsumi Electric Co Ltd	2,789
288,635	e	Motorola, Inc	19,737
38,620		MTS Systems Corp	2,321
74,841	*	Multi-Fineline Electronix, Inc	1,250
579,736		Murata Manufacturing Co Ltd	74,887
225,000		Nan Ya Printed Circuit Board Corp	221
196,000		Nanjing Panda Electronics	136
234,883		National Instruments Corp	6,527
1,021,815	*	NCR Corp	23,246
1,629,382		NEC Corp	5,017
35,675		Neopost S.A.	930
953,891		NetApp, Inc	28,235
118,904	*	Netgear, Inc	3,468
315,546	*,e	Netscout Systems, Inc	11,161
129,630	*	Newport Corp	1,782
183,326	e	Nichicon Corp	1,318
130,144	*,e	Nimble Storage, Inc	3,139
13,300	e	Nippon Ceramic Co Ltd	197
920,000	*	Nippon Chemi-Con Corp	2,018
341,141		Nippon Electric Glass Co Ltd	1,648
121,500		Nippon Signal Co Ltd	1,174
62,300		Nohmi Bosai Ltd	677
496,974	e	Nokia Corp	3,369
4,500,085		Nokia Oyj	30,771
96,694	*	Novatel Wireless, Inc	214
257,813	*,e	Oclaro, Inc	593
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,182,000		Oki Electric Industry Co Ltd	$1,843
596,756		Omron Corp	17,964
238,701	e	Opus Group AB	173
110,564	*	OSI Systems, Inc	8,509
57,359		Oxford Instruments plc	504
751,876		Pace plc	4,100
446,058	*	Palo Alto Networks, Inc	76,722
352,224		Pan-International Industrial	124
75,497		Park Electrochemical Corp	1,328
8,134	*,e	Parrot S.A.	397
39,622		Partron Co Ltd	316
6,332,000	e	PAX Global Technology Ltd	6,602
47,214		PC Connection, Inc	979
6,479,324		Pegatron Technology Corp	15,857
148,471		Plantronics, Inc	7,550
88,134	*	Plexus Corp	3,400
377,586	*	Polycom, Inc	3,957
39,578		Posiflex Technology, Inc	186
1,090,753		Premier Farnell plc	1,734
1,801,000		Primax Electronics Ltd	2,348
799,000	*	Prime View International Co Ltd	378
226,419	*	QLogic Corp	2,321
2,922,134		Qualcomm, Inc	157,006
2,947,217		Quanta Computer, Inc	5,130
1,238,000		Quanta Storage, Inc	787
555,544	*,e	Quantum Corp	387
117,526	*	RealD, Inc	1,129
508,930		Redington India Ltd	857
92,939		Renishaw plc	2,840
359,711	e	Ricoh Co Ltd	3,631
49,900		Riso Kagaku Corp	849
2,461,000	*	Ritek Corp	219
73,426	*	Rofin-Sinar Technologies, Inc	1,904
80,607	*	Rogers Corp	4,287
8,500		Roland DG Corp	182
196,714	*	Ruckus Wireless, Inc	2,337
80,700		Ryosan Co Ltd	1,889
65,900		Ryoyo Electro Corp	838
15,950		Sam Young Electronics Co Ltd	181
564,100		Samart I-Mobile PCL	28
63,061		Samsung Electro-Mechanics Co Ltd	3,437
83,418		Samsung SDI Co Ltd	7,675
471,284		SanDisk Corp	25,605
386,054	*,e	Sandvine Corp	671
507,919	*	Sanmina Corp	10,854
74,737	*	Scansource, Inc	2,650
1,050,848	e	Seagate Technology, Inc	47,078
602,900		Seiko Epson Corp	8,529
20,000		Senao Networks, Inc	131
992,000		Sercomm Corp	2,439
11,101		SFA Engineering Corp	422
114,800	*	Shanghai Potevio Co Ltd	130
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
72,876		Shimadzu Corp	$1,052
497,635	*	ShoreTel, Inc	3,717
31,245	*,e	Sierra Wireless, Inc	662
37,400	e	Siix Corp	973
96,116	*,e	Silicon Graphics International Corp	378
269,342		Simplo Technology Co Ltd	869
1,123,660		Sinbon Electronics Co Ltd	1,902
5,453		Sindoh Co Ltd	288
518,000		Sirtec International Co Ltd	681
52,000	e	SMK Corp	216
133,137	*,e	Sonus Networks, Inc	762
117,380		Spectris plc	3,003
1,895		Spigen Korea Co Ltd	157
830,362		Spirent Communications plc	951
133,005	*,e	Stratasys Ltd	3,523
7,070,000	*,e	Suncorp Technologies Ltd	182
797,000	e	Sunny Optical Technology Group Co Ltd	1,597
95,939	*,e	Super Micro Computer, Inc	2,615
11,218	*	Suprema, Inc	213
236,086	*	SVA Electron Co Ltd	142
93,459	*	Synaptics, Inc	7,707
2,648,000	e	Synertone Communication Corp	54
74,646		SYNNEX Corp	6,349
1,282,402		Synnex Technology International Corp	1,283
28,800	*	Tabuchi Electric Co Ltd	188
769,972		Taiflex Scientific Co Ltd	825
1,495,577		Taiwan PCB Techvest Co Ltd	1,560
171,103	e	Taiyo Yuden Co Ltd	2,236
2,535,000	e	TCL Communication Technology Holdings Ltd	1,830
152,490		TDK Corp	8,625
402,253		TE Connectivity Ltd	24,091
159,270	*	Tech Data Corp	10,910
356,000	*	Technovator International Ltd	229
89,007	*	Telit Communications plc	455
1,020,095		Test Research, Inc	1,629
350,773	*,e	Thin Film Electronics ASA	164
33,000	e	Toko, Inc	78
124,625		Tong Hsing Electronic Industries Ltd	318
23,130,000	e	Tongda Group Holdings Ltd	4,032
69,000	e	Topcon Corp	903
130,000		Toshiba TEC Corp	414
22,400	e	Toyo Corp/Chuo-ku	165
288,003		TPK Holding Co Ltd	689
1,940,000		Tpv Technology Ltd	292
604,000		Trigiant Group Ltd	115
431,053	*	Trimble Navigation Ltd	7,078
1,564,832		Tripod Technology Corp	2,257
1,724,000	e	Truly International Holdings	437
22,800		TSC Auto ID Technology Co Ltd	152
231,310		TT electronics plc	465
379,033	*	TTM Technologies, Inc	2,361
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,464,039		TXC Corp	$1,517
80,810	e	Ubiquiti Networks, Inc	2,739
1,250,883		Unimicron Technology Corp	477
439,937		Unitech Printed Circuit Board Corp	136
160,267	*	Universal Display Corp	5,433
491,195		Venture Corp Ltd	2,862
112,107	*,e	Viasat, Inc	7,207
2,363,351	*	Viavi Solutions, Inc	12,691
242,249	*,e	Violin Memory, Inc	334
470,422	e	Vishay Intertechnology, Inc	4,558
47,622	*	Vishay Precision Group, Inc	552
58,344		Vivotek, Inc	149
1,912,800		VST Holdings Ltd	522
164,100		Vtech Holdings Ltd	1,948
144,200	e	Wacom Co Ltd	531
1,359,000		Wah Lee Industrial Corp	1,783
462,769	m	Walsin Technology Corp	183
1,410,000		Wasion Group Holdings Ltd	1,464
1,124,373		Western Digital Corp	89,320
295,789		Wi-Lan, Inc	536
125,422		Wincor Nixdorf AG.	4,931
190,500	*,b,m	Wintek Corp	0	^
2,463,758		Wistron Corp	1,288
1,517,794		Wistron NeWeb Corp	3,170
1,254,872		WPG Holdings Co Ltd	1,212
1,748,570		WT Microelectronics Co Ltd	1,755
164,213		Xaar plc	1,390
15,750	*,m	Ya Hsin Industrial Co Ltd	0
1,711,000		Yageo Corp	2,623
62,893		Yamatake Corp	1,592
488,000	e,g	Yangtze Optical Fibre and Cable Joint Stock Ltd	518
89,638	e	Yaskawa Electric Corp	915
235,484		Yokogawa Electric Corp	2,465
424,000	*	Yunbo Digital Synergy Group Ltd	142
226,789	*	Zebra Technologies Corp (Class A)	17,361
2,116,507		Zhen Ding Technology Holding Ltd	6,067
293,000		Zinwell Corp	326
842,098	e	ZTE Corp	1,926
338,000		Zyxel Communications	124
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,495,253

TELECOMMUNICATION SERVICES - 2.8%
11,423		012 Smile.Communications Ltd	225
232,338	*	8x8, Inc	1,921
1,113,504		Advanced Info Service PCL (Foreign)	6,945
175,580		AFK Sistema (GDR)	1,213
4,256,686	*,e	Alibaba Health Information Technology Ltd	2,730
50,635,889		America Movil S.A. de C.V. (Series L)	41,995
351,750		APT Satellite Holdings Ltd	305
2,383,000		Asia Pacific Telecom Co Ltd	696
15,956,930		AT&T, Inc	519,877
32,915		Atlantic Tele-Network, Inc	2,433
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
164,547	*,e	Avanti Communications Group plc	$530
1,804,900	*,e	Axtel SAB de C.V.	845
1,116,996	e	BCE, Inc	45,718
365,045		Belgacom S.A.	12,628
11,980,919		Bezeq Israeli Telecommunication Corp Ltd	22,929
2,008,275		Bharti Airtel Ltd	10,364
1,450,932		Bharti Infratel Ltd	7,862
93,602	*,e	Boingo Wireless, Inc	775
10,252,218		BT Group plc	65,251
7,218,840		Cable & Wireless plc	6,058
54,525	*	Cellcom Israel Ltd	342
239,524	*,g	Cellnex Telecom SAU	4,081
1,752,638		CenturyTel, Inc	44,026
6,287,774		China Communications Services Corp Ltd	2,427
11,637,890		China Mobile Hong Kong Ltd	139,303
16,419,618		China Telecom Corp Ltd	7,956
11,001,220		China Unicom Ltd	13,996
445,202	*,e	Chorus Ltd	762
5,501,396		Chunghwa Telecom Co Ltd	16,532
1,215,824	*	Cincinnati Bell, Inc	3,793
1,532,000	e	Citic 1616 Holdings Ltd	526
119,211		Cogent Communications Group, Inc	3,238
131,164		Com Hem Holding AB	1,099
156,458	e	Consolidated Communications Holdings, Inc	3,015
5,220,503		Deutsche Telekom AG.	92,933
10,404,369		Digi.Com BHD	13,136
121,195	e	Drillisch AG.	6,459
161,701		Elisa Oyj (Series A)	5,470
388,827		Emirates Telecommunications Group Co PJSC	1,503
111,174		Empresa Nacional de Telecomunicaciones S.A.	1,050
53,387	*,e	Fairpoint Communications, Inc	823
1,692,696		Far EasTone Telecommunications Co Ltd	3,651
2,204,755	*	France Telecom S.A.	33,422
324,569		Freenet AG.	10,738
3,723,872	e	Frontier Communications Corp	17,688
92,536	*	General Communication, Inc (Class A)	1,597
1,228,725	*,e	Globalstar, Inc	1,929
82,910		Globe Telecom, Inc	4,173
46,805	*	Hawaiian Telcom Holdco, Inc	973
387,357		Hellenic Telecommunications Organization S.A.	3,404
2,424,127		HKT Trust and HKT Ltd	2,881
4,252,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	1,712
1,645,040		Idea Cellular Ltd	3,761
63,928		IDT Corp (Class B)	914
26,688		Iliad S.A.	5,399
159,172	*,e	inContact, Inc	1,195
244,468		Inmarsat plc	3,637
179,854		Inteliquent, Inc	4,016
183,433	*,e	Intelsat S.A.	1,180
215,436	*,e	Iridium Communications, Inc	1,325
116,700	*,e	Japan Communications, Inc	306
5,998,635		Jasmine International PCL	927
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,089,991		Kcom Group plc	$1,472
1,836,000		KDDI Corp	41,095
32,952		KT Corp	856
257,812	*,e,m	Let’s GOWEX S.A.	3
2,166,305	*	Level 3 Communications, Inc	94,646
219,218		LG Telecom Ltd	2,244
60,728		Lumos Networks Corp	738
294,469	e	M2 Telecommunications Group Ltd	1,973
1,217,373	*	Magyar Telekom	1,695
96,001	e	Manitoba Telecom Services, Inc	2,021
1,901,449		Maxis BHD	2,837
104,974		MegaFon OAO (GDR)	1,275
458,466	*	Midas S.A.	72
40,675		Millicom International Cellular S.A.	2,544
706,289		Mobile TeleSystems (ADR)	5,099
359,209		MobileOne Ltd	713
29,936	*	Mobistar S.A.	644
2,796,216		MTN Group Ltd	35,957
616,463		Netia S.A.	908
1,800,900		Nippon Telegraph & Telephone Corp	63,434
44,363	*	NTELOS Holdings Corp	401
2,394,451		NTT DoCoMo, Inc	40,387
312,137	*	Oi S.A. (Preference)	220
87,327		Ooredoo QSC	1,849
3,157,144	*	Orascom Telecom Holding SAE	767
2,731,667	*	Orascom Telecom Media And Technology Holding SAE	245
157,249	*,e	Orbcomm, Inc	877
31,821	*,e	Pacific DataVision, Inc	951
93,820	*	Partner Communications	372
9,958,932		PCCW Ltd	5,126
172,156		Philippine Long Distance Telephone Co	8,073
615,898	e	Portugal Telecom SGPS S.A.	184
253,171	*	Premiere Global Services, Inc	3,479
2,593,890		PT Excelcomindo Pratama	464
2,600,000	*	PT Indosat Tbk	666
1,025,700	*	PT Link Net Tbk	315
106,513,424		PT Telekomunikasi Indonesia Persero Tbk	19,236
99,783	e	QSC AG.	168
1,104,258	*	Reliance Communication Ventures Ltd	1,145
960,004		Rogers Communications, Inc (Class B)	33,077
146,633		Rostelecom (ADR)	1,163
2,031,981		Royal KPN NV	7,621
23,300		Samart Telcoms PCL	13
446,726	*	SBA Communications Corp (Class A)	46,790
62,720		Shenandoah Telecom Co	2,685
15,542,116		Singapore Telecommunications Ltd	39,339
14,675		SK Telecom Co Ltd	3,255
1,226,688		SmarTone Telecommunications Holding Ltd	2,320
1,349,558		Softbank Corp	62,403
53,508		Spok Holdings, Inc	881
1,229,288	*,e	Sprint Corp	4,721
500,624	e	StarHub Ltd	1,219
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
23,436	*,e	Straight Path Communications, Inc	$947
33,998	*,g	Sunrise Communications Group AG.	1,952
11,230		Swisscom AG.	5,605
1,820,754		Taiwan Mobile Co Ltd	5,574
518,459	e	TalkTalk Telecom Group plc	2,469
110,132		Tata Communications Ltd	696
4,432,887		TDC AS	22,862
326,371		Tele2 AB	3,183
10,553,106		Telecom Corp of New Zealand Ltd	20,167
9,564,594		Telecom Italia RSP	9,810
6,782,742	*,e	Telecom Italia S.p.A.	8,359
778,502		Telefonica Brasil S.A.	7,201
501,391	e	Telefonica Deutschland Holding AG.	3,066
5,106,291	*	Telefonica S.A.	61,949
1,204,286		Telekom Malaysia BHD	1,832
1,899,036		Telekomunikacja Polska S.A.	3,630
1,746,337		Telenor ASA	32,633
1,445,663		Telephone & Data Systems, Inc	36,084
2,794,466		TeliaSonera AB	15,084
795,178		Telkom S.A. Ltd	3,823
9,470,738	e	Telstra Corp Ltd	37,444
357,394		TELUS Corp	11,261
357,500		Thaicom PCL	311
958,468		Tim Participacoes S.A.	1,816
316,320		Time dotCom BHD	475
2,933,466		TM International BHD	3,875
4,295,588	*	T-Mobile US, Inc	171,007
1,743,300		Tower Bersama Infrastructure	780
636,503		TPG Telecom Ltd	4,878
7,468,353	*	True Corp PCL (Foreign)	2,011
425,533		Turk Telekomunikasyon AS	840
1,545,245		Turkcell Iletisim Hizmet AS	5,392
32,091	*	US Cellular Corp	1,137
13,308,918		Verizon Communications, Inc	579,071
131,847		Verizon Communications, Inc (New)	5,761
183,282	e	Vocus Communications Ltd	759
422,257		Vodacom Group Pty Ltd	4,200
49,307,353		Vodafone Group plc	155,519
635,786	e	Vodafone Group plc (ADR)	20,180
887,248		Vodafone Qatar	3,316
1,081,767	*	Vonage Holdings Corp	6,361
537,441	e	Windstream Holdings, Inc	3,300
7,900	e	WirelessGate, Inc	134
314,602	*,e	Zayo Group Holdings, Inc	7,978
		TOTAL TELECOMMUNICATION SERVICES	3,043,968

TRANSPORTATION - 2.6%
579,509	e	Abertis Infraestructuras S.A. (Continuous)	9,169
32,698		Aegean Airlines S.A.	245
56,726	*,g	Aena S.A.	6,275
111,255		Aeroports de Paris	12,627
7,225,018		Air Arabia PJSC	2,759
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
40,000	*	Air Canada	$322
2,299,807		Air China Ltd	1,822
136,937	*,e	Air France-KLM	957
2,561,023		Air New Zealand Ltd	4,030
254,242	*	Air Transport Services Group, Inc	2,174
4,066,280		AirAsia BHD	1,186
2,310,025	*	AirAsia X BHD	103
404,600		Airports of Thailand PCL (Foreign)	3,140
11,463	*	AJ Rent A Car Co Ltd	117
629,517		Alaska Air Group, Inc	50,015
1,237,567	e	All Nippon Airways Co Ltd	3,467
43,704		Allegiant Travel Co	9,451
35,887		Amerco, Inc	14,120
2,057,906		American Airlines Group, Inc	79,908
634,771	*,b,m	AMR Corp (Escrow)	6
1,684,000	e	Anhui Expressway Co	1,377
118,372		Ansaldo STS S.p.A.	1,255
9,256		AP Moller - Maersk AS (Class A)	13,942
19,700		AP Moller - Maersk AS (Class B)	30,367
1,502,218		Aramex PJSC	1,291
215,251		Arkansas Best Corp	5,547
66,400		Arteris S.A.	159
745,921		Asciano Group	4,416
18,562,000		Asia Aviation PCL (ADR)	2,213
98,394	*	Asiana Airlines	438
140,924	*	Atlas Air Worldwide Holdings, Inc	4,870
1,576,902		Auckland International Airport Ltd	4,936
94,206		Autostrada Torino-Milano S.p.A.	1,252
633,806		Autostrade S.p.A.	17,729
983,295		Avianca Holdings S.A.	588
689,085	*	Avis Budget Group, Inc	30,099
542,600		Bangkok Airways Co Ltd	295
113,750		Bangkok Aviation Fuel Services PCL	78
1,352,200		Bangkok Expressway PCL	1,353
4,694,400	*	Bangkok Metro PCL	229
461,435		BBA Aviation plc	1,874
1,883,803		Beijing Capital International Airport Co Ltd	1,761
7,955		Blue Dart Express Ltd	911
777,349		Bollore	3,790
278,012		bpost S.A.	6,611
5,330,000		BTS Group Holdings PCL (Foreign)	1,432
1,237,063		Canadian National Railway Co	70,247
68,000		Canadian Pacific Railway Ltd	9,763
320,064		Canadian Pacific Railway Ltd (Toronto)	45,939
1,946,830	e	Cathay Pacific Airways Ltd	3,666
1,658,290		Cebu Air, Inc	3,070
220,585	*	Celadon Group, Inc	3,534
274,472		Central Japan Railway Co	44,252
336,278		CH Robinson Worldwide, Inc	22,793
2,005,715	*	China Airlines	688
9,752,000	*,e	China Eastern Airlines Corp Ltd (H Shares)	5,824
1,484,260		China Merchants Holdings International Co Ltd	4,382
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
886,900		China Merchants Holdings Pacific Ltd	$556
5,234,187	*,e,m	China Shipping Container Lines Co Ltd	1,575
3,979,500		China Southern Airlines Co Ltd	2,916
13,400,000	*,e	China Timber Resources Group Ltd	59
73,000		Chinese Maritime Transport Ltd	49
1,049,395		Cia de Concessoes Rodoviarias	3,221
151,973		Cia de Distribucion Integral Logista Holdings SAU	2,867
2,065,710	e	ComfortDelgro Corp Ltd	4,173
13,022	e	Compagnie Maritime Belge S.A.	223
10,532,554	*	Compania SudAmericana de Vapores S.A.	312
81,731		Container Corp Of India Ltd	1,850
451,000	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	675
18,000	*	Controladora Vuela Cia de Aviacion SAB de C.V. (ADR)	269
149,082		Con-Way, Inc	7,074
74,304	e	Copa Holdings S.A. (Class A)	3,116
128,557		Cosan Logistica S.A.	38
3,530,336	*,e,m	COSCO Holdings	2,250
1,980,000	e	Cosco International Holdings Ltd	1,122
4,857,961		COSCO Pacific Ltd	6,285
262,287		Costamare, Inc	3,218
51,002	*	Covenant Transportation Group, Inc	917
3,638,826		CSX Corp	97,884
482,581		CTT-Correios de Portugal S.A.	5,390
320,600	e	CWT Ltd	446
25,483	e	D/S Norden	563
290,098		Dart Group plc	2,124
535,850		Dazhong Transportation Group Co Ltd	488
4,254,435		Delta Air Lines, Inc	190,897
273,510		Deutsche Lufthansa AG.	3,807
2,195,404		Deutsche Post AG.	60,819
97,680		Dfds A.S.	3,109
419,055		DP World Ltd	8,912
522,457		DSV AS	19,523
213,165		DX Group plc	284
45,161	*,e	Eagle Bulk Shipping, Inc	268
566,169		East Japan Railway Co	47,709
1,763,691		easyJet plc	47,609
178,070	*	Echo Global Logistics, Inc	3,490
257,164		EcoRodovias Infraestrutura e Logistica S.A.	396
1,839,076	*	Eva Airways Corp	1,032
462,000		Evergreen International Storage & Transport Corp	182
1,524,165		Evergreen Marine Corp Tawain Ltd	644
210,630		Expeditors International of Washington, Inc	9,910
1,317,981		FedEx Corp	189,763
283,000		First Steamship Co Ltd	93
1,188,421	*	Firstgroup plc	1,761
13,608		Flughafen Wien AG.	1,227
8,137		Flughafen Zuerich AG.	5,664
80,987		Forward Air Corp	3,360
57,822	e	Fraport AG. Frankfurt Airport Services Worldwide	3,575
556,000		Freetech Road Recycling Technology Holdings Ltd	58
313,631		Freightways Ltd	1,115
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
385,000	e	Fukuyama Transporting Co Ltd	$2,080
106,081		Gateway Distriparks Ltd	577
112,090	*	Genesee & Wyoming, Inc (Class A)	6,622
22,311		GLOVIS Co Ltd	4,229
110,008		Go-Ahead Group plc	4,087
102,106	*	Gol Linhas Aereas Inteligentes S.A.	95
82,838	*,e	Golden Ocean Group Ltd	209
162,996	*,e	Golden Ocean Group Ltd (Oslo)	401
1,296,721	e	Grindrod Ltd	1,383
1,095,695		Groupe Eurotunnel S.A.	14,928
888,300	*,e	Grupo Aeromexico SAB de C.V.	1,391
558,800		Grupo Aeroportuario del Centro Norte Sab de C.V.	2,771
886,991		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	7,714
363,918		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	5,560
395,360		Guangdong Provincial Expressway Development Co Ltd	182
612,000		Guangdong Yueyun Transportation Co Ltd	399
249,851	*	Gujarat Pipavav Port Ltd	708
1,299,804	*	GVK Power & Infrastructure Ltd	154
134,000		Hainan Meilan International Airport Co Ltd	154
24,437		Hamburger Hafen und Logistik AG.	398
75,269		Hanjin Kal Corp	1,603
132,674	*	Hanjin Shipping Co Ltd	614
8,296		Hanjin Transportation Co Ltd	334
299,532		Hankyu Hanshin Holdings, Inc	1,832
203,005	*,e	Hawaiian Holdings, Inc	5,010
133,197	e	Heartland Express, Inc	2,656
1,428,000		Henderson Investment Ltd	115
2,962,067	*	Hertz Global Holdings, Inc	49,555
199,500		Hitachi Transport System Ltd	3,289
981,804		Hopewell Highway Infrastructure Ltd	490
129,771	*	Hub Group, Inc (Class A)	4,725
6,154,053		Hutchison Port Holdings Trust	3,388
122,164	*	Hyundai Merchant Marine Co Ltd	637
2,110	*	ID Logistics Group	274
88,557	e	Iino Kaiun Kaisha Ltd	402
4,549	*	Integer.pl S.A.	145
1,376,068	*	International Consolidated Airlines Group S.A.	12,328
3,114,249	*	International Consolidated Airlines Group S.A. (London)	27,819
1,638,577		International Container Term Services, Inc	2,628
492,665		Irish Continental Group plc	2,413
68,375		J.B. Hunt Transport Services, Inc	4,882
788,431		Japan Airlines Co Ltd	27,899
78,800	e	Japan Airport Terminal Co Ltd	3,406
112,968	*	Jet Airways India Ltd	559
1,687,946	*	JetBlue Airways Corp	43,498
3,606,123		Jiangsu Express	4,619
204,710		Jinzhou Port Co Ltd	103
62,200		Julio Simoes Logistica S.A.	151
586,587		Kamigumi Co Ltd	4,807
510,432		Kansas City Southern Industries, Inc	46,388
3,480,400		Kawasaki Kisen Kaisha Ltd	7,652
389,338		Keihin Electric Express Railway Co Ltd	3,099
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
466,586		Keio Corp	$3,317
79,322		Keisei Electric Railway Co Ltd	870
824,547		Kerry Logistics Network Ltd	1,175
1,407,179		Kintetsu Corp	5,054
35,600		Kintetsu World Express, Inc	628
112,884	*	Kirby Corp	6,993
161,987		Knight Transportation, Inc	3,888
63,300		Konoike Transport Co Ltd	788
7,553	*	Korea Express Co Ltd	1,275
12,104	*	Korea Line Corp	214
99,503	*	Korean Air Lines Co Ltd	2,637
167,268		Kuehne & Nagel International AG.	21,508
714,652	*	Lan Airlines S.A.	3,436
128,606		Landstar System, Inc	8,163
115,938	*,e	Latam Airlines Group S.A. (ADR)	566
165,243		Localiza Rent A Car	1,019
4,053		Logistec Corp	126
428,907		Macquarie Atlas Roads Group	1,178
132,464		Macquarie Infrastructure Co LLC	9,890
888,808		Malaysia Airports Holdings BHD	1,064
340,100		Malaysian Bulk Carriers BHD	68
60,399		Marten Transport Ltd	977
100,000		Maruzen Showa Unyu Co Ltd	351
240,641		Matson, Inc	9,262
2,690,844		MISC BHD	5,400
29,349	e	Mitsubishi Logistics Corp	340
665,812	e	Mitsui OSK Lines Ltd	1,599
105,610		Mitsui-Soko Co Ltd	308
2,022,346		MTR Corp	8,793
1,974,309		Mundra Port and Special Economic Zone Ltd	9,019
663,055	e	Nagoya Railroad Co Ltd	2,606
241,100		Namyong Terminal PCL	104
543,000		Nankai Electric Railway Co Ltd	2,772
580,769		National Express Group plc	2,502
213,910	e	Navios Maritime Holdings, Inc	533
874,900	*,e	Neptune Orient Lines Ltd	594
3,401,261		Nippon Express Co Ltd	16,252
149,800	e	Nippon Konpo Unyu Soko Co Ltd	2,646
1,797,084		Nippon Yusen Kabushiki Kaisha	4,165
330,000		Nishi-Nippon Railroad Co Ltd	1,616
198,000		Nissin Corp	571
289,100		Nok Airlines PCL	56
252,616		Norfolk Southern Corp	19,300
288,365		Northgate plc	1,987
26,933	*,e	Norwegian Air Shuttle AS	1,055
139,037	e	Odakyu Electric Railway Co Ltd	1,252
95,131		Oesterreichische Post AG.	3,266
2,545,311	*	OHL Mexico SAB de CV	3,281
235,683	*	Old Dominion Freight Line	14,377
284,500		Orient Overseas International Ltd	1,339
1,683,290	e	Pacific Basin Shipping Ltd	512
14,337	*,e	PAM Transportation Services, Inc	474
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,149		Panalpina Welttransport Holding AG.	$1,437
22,657		Park-Ohio Holdings Corp	654
36,040	*	Pegasus Hava Tasimaciligi AS.	210
7,222		Piraeus Port Authority	121
58,144		PKP Cargo S.A.	1,034
743,600		Pos Malaysia & Services Holdings BHD	619
511,950	*	Precious Shipping PCL	100
12,753,500	*,m	PT Berlian Laju Tanker Tbk	0	^
2,293,402		PT Jasa Marga Tbk	758
9,066,700	*	PT Nusantara Infrastructure Tbk	89
7,020,594	*	Qantas Airways Ltd	18,432
2,212,456		QR National Ltd	7,816
728,081	e	Qube Logistics Holdings Ltd	1,018
121,003	*	Radiant Logistics, Inc	540
859,724		Redde plc	2,094
109,196	*	Republic Airways Holdings, Inc	631
87,364	*	Roadrunner Transportation Services Holdings, Inc	1,608
1,007,077		Royal Mail plc	6,998
269,450	*	Rumo Logistica Operadora Multimodal S.A.	408
3,168		Ryanair Holdings plc	46
372,953		Ryanair Holdings plc (ADR)	29,202
1,027,428		Ryder System, Inc	76,071
70,345		Safe Bulkers, Inc	194
391,000		Sagami Railway Co Ltd	2,139
66,094	*	Saia, Inc	2,046
96	*,m	SAir Group	0
522,000		Sankyu, Inc	2,529
104,500		Santos Brasil Participacoes S.A.	337
71,757	*,e	SAS AB	135
818,025	*,e	Scorpio Bulkers, Inc	1,194
11,025		Sebang Co Ltd	171
239,800		Seino Holdings Corp	2,502
81,000	e	Senko Co Ltd	571
507,800		Shandong Airlines Co Ltd	1,062
146,200		Shanghai Jinjiang International Investment Holdings Co	221
80,700		Shenzhen Chiwan Petroleum	138
335,920	m	Shenzhen Chiwan Wharf Holdings Ltd	831
3,086,000	e	Shenzhen Expressway Co Ltd	2,019
1,463,514		Shenzhen International Holdings Ltd	2,016
96,605		Shih Wei Navigation Co Ltd	36
433,000		Shinwa Kaiun Kaisha Ltd	855
4,971,097		Shun TAK Holdings Ltd	1,886
4,000,000	e	Sichuan Expressway Co Ltd	1,263
292,000		Sincere Navigation	161
194,249		Singapore Airlines Ltd	1,462
1,908,100		Singapore Airport Terminal Services Ltd	5,140
1,529,819	e	Singapore Post Ltd	1,825
2,514,000	e	Sinotrans Ltd	1,186
1,339,500	e	Sinotrans Shipping Ltd	259
3,012,000		SITC International Co Ltd	1,459
15,966		Sixt AG.	778
46,074		Sixt AG. (Preference)	1,788
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
309,672		Skywest, Inc	$5,165
750,700	e	SMRT Corp Ltd	689
6,872,040		Sociedad Matriz SAAM S.A.	457
69,545		Societa Iniziative Autostradali e Servizi S.p.A.	781
2,351,277		Southwest Airlines Co	89,443
225,303	*	Spirit Airlines, Inc	10,657
1,104,739		Stagecoach Group plc	5,641
46,061		Stolt-Nielsen S.A.	661
74,500	e	Student Transportation, Inc	302
371,767		Sumitomo Warehouse Co Ltd	1,797
276,868	*	Swift Transportation Co, Inc	4,159
2,378,776		Sydney Airport	9,997
343,000		T.Join Transportation Co	390
87,000		Taiwan Navigation Co Ltd	34
420,797		TAV Havalimanlari Holding AS	3,307
25,500		Tegma Gestao Logistica	23
1,860,600	*	Thai Airways International PCL-Foreign	519
596,335		Thoresen Thai Agencies PCL	166
7,524,000		Tianjin Port Development Holdings Ltd	1,200
3,202,400	*,e	Tiger Airways Holdings Ltd	676
117,456		TNT Express NV	896
446,788	*	TNT NV	1,633
778,033		Tobu Railway Co Ltd	3,342
2,159,935		Tokyu Corp	15,851
7,200		Trancom Co Ltd	383
451,048	e	TransForce, Inc	8,075
1,557,096		Transurban Group	10,907
166,060		Trencor Ltd	627
3,516,357	*	Turk Hava Yollari	9,277
253,937		U-Ming Marine Transport Corp	271
4,203,276		Union Pacific Corp	371,612
1,448,885	*	United Continental Holdings, Inc	76,863
1,412,508		United Parcel Service, Inc (Class B)	139,400
29,348	e	Universal Truckload Services, Inc	457
41,711	*	USA Truck, Inc	719
245,831	*,e	UTI Worldwide, Inc	1,128
83,018	*,e	Virgin America, Inc	2,842
726,675	*	Virgin Australia Holdings Ltd	248
67,336	*,m	Virgin Australia Int Holdings	0	^
35,069		VTG AG.	1,037
3,396,300		Wan Hai Lines Ltd	2,150
112,222		Werner Enterprises, Inc	2,817
188,995	*	Wesco Aircraft Holdings, Inc	2,306
476,887		West Japan Railway Co	29,889
3,388,600		Westports Holdings BHD	3,274
141,043	e	Westshore Terminals Investment Corp	2,685
149,843		Wilh. Wilhelmsen ASA	644
825,787		Wisdom Marine Lines Co Ltd	932
3,500	*,g	Wizz Air Holdings plc	108
6,164,000		Xiamen International Port Co Ltd	1,496
183,433	*,e	XPO Logistics, Inc	4,371
71,566		Yamato Transport Co Ltd	1,370
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,053,105	*	Yang Ming Marine Transport	$306
174,909	*	YRC Worldwide, Inc	2,319
1,464,000	e	Yuexiu Transport Infrastructure Ltd	922
52,500		Yusen Air & Sea Service Co Ltd	540
6,222,819		Zhejiang Expressway Co Ltd	6,797
		TOTAL TRANSPORTATION	2,852,906

UTILITIES - 3.0%
3,748,336		A2A S.p.A.	4,653
167,965	e	Abengoa Yield plc	2,780
3,411,876		Aboitiz Power Corp	3,153
50,994		Acciona S.A.	3,619
136,727		ACEA S.p.A.	1,846
338,917	e	Actelios S.p.A.	421
745,667	*	Adani Power Ltd	281
270,924	*	Adani Transmissions Ltd	111
1,399,431		AES Corp	13,700
2,375,560		AES Gener S.A.	1,111
176,233		AES Tiete S.A.	625
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0
567,548	e	AGL Energy Ltd	6,388
256,691		AGL Resources, Inc	15,668
3,211,047		Aguas Andinas S.A.	1,670
275,162	*	Akenerji Elektrik Uretim AS	86
170,379	*	Aksa Enerji Uretim AS	157
192,749	e	Algonquin Power & Utilities Corp	1,364
212,486		Allete, Inc	10,728
139,629		Alliant Energy Corp	8,167
75,400		Alupar Investimento S.A.	283
719,513		Ameren Corp	30,414
2,369,307		American Electric Power Co, Inc	134,719
162,141		American States Water Co	6,713
850,528		American Water Works Co, Inc	46,847
2,126,180		APA Group	12,832
142,011		Aqua America, Inc	3,759
34,087		Artesian Resources Corp	823
73,151		Ascopiave S.p.A.	168
107,587		Atco Ltd	3,160
38,529		Athens Water Supply & Sewage Co S.A.	246
321,631	e	Atlantic Power Corp	598
255,788	e	Atlantic Power Corp (Toronto)	479
284,923		Atmos Energy Corp	16,577
1,300,490		AusNet Services	1,250
239,345		Avista Corp	7,958
8,681,011		Beijing Enterprises Water Group Ltd	6,072
16,058,000		Benpres Holdings Corp	2,020
310,800		Binhai Investment Co Ltd	103
29,442		BKW S.A.	1,124
190,316		Black Hills Corp	7,868
29,142		Boralex, Inc	278
299,292		California Water Service Group	6,620
911,396	*	Calpine Corp	13,306
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
118,199		Canadian Utilities Ltd	$3,198
458,000	*,e	Canvest Environment Protection Group Co Ltd	198
121,025	e	Capital Power Corp	1,712
1,231,187		Centerpoint Energy, Inc	22,211
74		Centrais Eletricas Brasileiras S.A.	0	^
249,779		Centrais Eletricas Brasileiras S.A. (Preference)	551
27,700		Centrais Eletricas de Santa Catarina S.A.	81
7,397,920		Centrica plc	25,701
120,953		CESC Ltd	956
224,433		CEZ AS	4,668
808,000	*	CGN Meiya Power Holdings Co Ltd	202
22,023,052	g	CGN Power Co Ltd	9,212
37,923		Chesapeake Utilities Corp	2,013
894,344	e	Cheung Kong Infrastructure Holdings Ltd	8,016
2,438,000		China Datang Corp Renewable Power Co Ltd	322
9,639,825	e	China Gas Holdings Ltd	13,296
3,646,813		China Longyuan Power Group Corp	3,944
4,368,000	e	China Oil and Gas Group Ltd	271
19,281,000		China Power International Development Ltd	12,577
3,820,000	e	China Power New Energy Development Co Ltd	278
1,152,668		China Resources Gas Group Ltd	2,975
3,339,962	e	China Resources Power Holdings Co	7,668
790,000		China Water Affairs Group Ltd	364
1,148,000	*,e	China Water Industry Group Ltd	218
1,110,239		Chubu Electric Power Co, Inc	16,370
236,552	*	Chugoku Electric Power Co, Inc	3,260
388,070		Cia de Saneamento Basico do Estado de Sao Paulo	1,551
55,765		Cia de Saneamento de Minas Gerais-COPASA	175
2,507,362		Cia Energetica de Minas Gerais	4,421
239,587		Cia Energetica de Sao Paulo (Class B)	919
12,704		Cia Energetica do Ceara	111
418,871		Cia Paranaense de Energia	3,449
1,465,900		CK Power PCL	99
185,652		Cleco Corp	9,884
2,952,359		CLP Holdings Ltd	25,240
2,650,256		CMS Energy Corp	93,607
8,555,863		Colbun S.A.	2,205
44,471	e	Connecticut Water Service, Inc	1,624
781,444		Consolidated Edison, Inc	52,240
29,058	e	Consolidated Water Co, Inc	337
1,152,749		Contact Energy Ltd	3,658
216,543		CPFL Energia S.A.	812
2,400,000	e	CT Environmental Group Ltd	754
3,709,087		Datang International Power Generation Co Ltd	1,408
1,744,256		Dominion Resources, Inc	122,761
435,420	e	Drax Group plc	1,609
304,909		DTE Energy Co	24,506
6,326,485		DUET Group (ASE Exchange)	9,614
2,865,738		Duke Energy Corp	206,161
333,171	*	Dynegy, Inc	6,887
1,294,278	*	E.CL SA	1,799
2,012,210		E.ON AG.	17,268
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,672		E1 Corp	$450
493,600		Eastern Water Resources Development and Management PCL	152
1,537,228		Edison International	96,953
1,262,720		EDP - Energias do Brasil S.A.	3,656
208,892		El Paso Electric Co	7,691
116,100		Electric Power Development Co	3,543
484,518		Electricite de France	8,555
93,500	*	Eletropaulo Metropolitana de Sao Paulo S.A.	258
31,671		Elia System Operator S.A.	1,542
148,314		Empire District Electric Co	3,267
4,018,047		Empresa Nacional de Electricidad S.A.	4,729
293,684		Enagas	8,422
1,619,976		Endesa S.A.	34,163
379,415		Enea S.A.	1,349
522,827		Enel Green Power S.p.A	989
9,023,715		Enel S.p.A.	40,264
593,944		Energa S.A.	2,636
5,757,675		Energias de Portugal S.A.	21,093
724,540	*,e	Energy World Corp Ltd	102
33,834,076		Enersis S.A.	8,521
847,695		ENN Energy Holdings Ltd	4,082
628,184		Entergy Corp	40,895
319,700		Equatorial Energia S.A.	2,731
50,000	e	eRex Co Ltd	503
476,111		ERM Power Ltd	750
420,064		Eversource Energy	21,264
57,719	e	EVN AG.	635
2,481,893		Exelon Corp	73,712
125,826		Federal Grid Co Unified Energy System JSC (ADR)	52
4,113,600		First Gen Corp	1,950
611,050		First Philippine Holdings Corp	858
1,633,284		FirstEnergy Corp	51,138
538,292		Fortis, Inc	15,397
820,924		Fortum Oyj	12,146
556,081		GAIL India Ltd	2,566
698,000		Gas Malaysia BHD	394
204,575		Gas Natural SDG S.A.	3,992
1,591,099		Gaz de France	25,745
592,947	e	Genesis Energy Ltd	697
32,680	e	Genie Energy Ltd	269
605,143		Glow Energy PCL (Foreign)	1,422
132,037		Great Plains Energy, Inc	3,568
7,520,143		Guangdong Investments Ltd	11,226
56,481	*	Gujarat Gas Co Ltd	446
135,465		Gujarat State Petronet Ltd	244
10,304		Hanjin Heavy Industries & Construction Holdings Co Ltd	58
129,838		Hawaiian Electric Industries, Inc	3,725
1,345,762		Hera S.p.A.	3,494
185,600	*	Hokkaido Electric Power Co, Inc	1,801
315,642	*	Hokuriku Electric Power Co	4,245
6,322,193		Hong Kong & China Gas Ltd	11,855
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,932,319	e	Hong Kong Electric Holdings Ltd	$18,285
467,930	*	Huadian Energy Co Ltd	252
12,378,000		Huadian Fuxin Energy Corp Ltd	4,284
4,588,000		Huadian Power International Co	3,600
6,709,066		Huaneng Power International, Inc	7,264
11,088,000		Huaneng Renewables Corp Ltd	4,110
556,000	e	Hyflux Ltd	271
9,186,591		Iberdrola S.A.	61,212
133,150		Idacorp, Inc	8,616
71,572	*	Indiabulls Infrastructure and Power Ltd	2
69,514		Indraprastha Gas Ltd	507
327,132		Infinis Energy plc	666
214,600	e	Infraestructura Energetica ,NV SAB de C.V.	876
2,042,108		Infratil Ltd	3,999
218,164	e	Innergex Renewable Energy, Inc	1,708
1,027,900		Inter Far East Engineering	288
546,527		Interconexion Electrica S.A.	1,266
1,083,714		Inversiones Aguas Metropolitanas S.A.	1,498
978,520		Iride S.p.A.	1,597
751,553		Isagen S.A. ESP	701
11,000	e	iShares MSCI EAFE Small-Cap ETF	526
183,323		ITC Holdings Corp	6,112
520,428	*	Jaiprakash Power Ventures Ltd	56
295,303	e	Just Energy Income Fund	1,819
31,100		K&O Energy Group, Inc	378
592,000	*,e,g	Kangda International Environmental Co Ltd	157
845,015	*	Kansai Electric Power Co, Inc	9,394
18,543	*	Kenon Holdings Ltd	244
224,921		Keppel Infrastructure Trust	83
3,500,000	*	Kong Sun Holdings Ltd	299
11,826		Korea District Heating Corp	664
566,918		Korea Electric Power Corp	23,373
114,046		Korea Gas Corp	3,830
4,128		KyungDong City Gas Co Ltd	376
369,677	*	Kyushu Electric Power Co, Inc	4,033
137,029		Laclede Group, Inc	7,472
397,000		Light S.A.	1,157
2,844,400		Malakoff Corp BHD	1,050
2,826,100		Manila Water Co, Inc	1,311
437,253		MDU Resources Group, Inc	7,521
2,817,289	*	Meridian Energy Ltd	3,794
102,696		MGE Energy, Inc	4,230
59,474		Middlesex Water Co	1,418
501,088	e	Mighty River Power Ltd	807
105,934	e	National Fuel Gas Co	5,295
6,213,429		National Grid plc	86,535
296,785		New Jersey Resources Corp	8,912
2,808,903		NextEra Energy, Inc	274,009
312,066		NiSource, Inc	5,789
118,424	e	Northland Power Income Fund	1,543
72,444		Northwest Natural Gas Co	3,321
125,447		NorthWestern Corp	6,753
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,318,004		NRG Energy, Inc	$19,572
141,637	e	NRG Yield, Inc (Class A)	1,579
160,319	e	NRG Yield, Inc (Class C)	1,861
2,590,097		NTPC Ltd	4,886
600,912		OGE Energy Corp	16,441
197,100		Okinawa Electric Power Co, Inc	4,429
135,199		ONE Gas, Inc	6,129
94,030	e	Ormat Technologies, Inc	3,200
2,635,188		Osaka Gas Co Ltd	9,991
96,687	e	Otter Tail Corp	2,520
141,561	e	Pattern Energy Group, Inc	2,702
624,585		Pennon Group plc	7,347
244,825		Pepco Holdings, Inc	5,930
1,720,200		Petronas Gas BHD	8,621
1,939,799		PG&E Corp	102,421
208,364		Piedmont Natural Gas Co, Inc	8,349
488,151		Pinnacle West Capital Corp	31,310
359,145		PNM Resources, Inc	10,074
11,579,208		PNOC Energy Development Corp	1,365
1,456,114		Polska Grupa Energetyczna S.A.	5,174
221,067		Portland General Electric Co	8,173
937,062		Power Grid Corp of India Ltd	1,895
2,327,608	e	PPL Corp	76,555
14,752,087		PT Perusahaan Gas Negara Persero Tbk	2,553
528,867		PTC India Ltd	482
113,592		Public Power Corp	595
1,348,199		Public Service Enterprise Group, Inc	56,840
142,800	*	Puncak Niaga Holding BHD	85
32,110		Qatar Electricity & Water Co	1,846
173,745		Questar Corp	3,372
23,126		Red Electrica de Espana	1,920
459,521		Redes Energeticas Nacionais S.A.	1,378
349,055		Reliance Energy Ltd	1,857
65,682	*,m	Rosseti PJSC (ADR)	86
38,870	e	Rubis	2,891
1,262,402		RusHydro PJSC (ADR)	1,187
737,549		RWE AG.	8,381
134,166	*,m	S2 Resources Ltd	13
1,144,758		Saeta Yield S.A.	10,553
8,265		Samchully Co Ltd	779
332,900	*	Scan Inter PCL	85
145,963		SCANA Corp	8,212
39,887	g	Scatec Solar ASA	187
647,150		Scottish & Southern Energy plc	14,647
19,120	e	Sechilienne-Sidec	319
1,366,918		Sempra Energy	132,208
181,348		Severn Trent plc	5,999
207,100	*	Shenzhen Nanshan Power Co Ltd	117
139,884	*,e	Shikoku Electric Power Co, Inc	2,281
114,000		Shizuoka Gas Co Ltd	741
719,980	*,e	SIIC Environment Holdings Ltd	425
40,484		SJW Corp	1,245
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,919,502		Snam Rete Gas S.p.A.	$9,858
703,000	*,e,m	Sound Global Ltd	1
348,581		South Jersey Industries, Inc	8,802
593,396		Southern Co	26,525
211,694		Southwest Gas Corp	12,346
20,614	e	Spark Energy, Inc	341
1,374,142		Spark Infrastructure Group	1,815
426,900		SPCG PCL	283
1,145,900		Suez Environnement S.A.	20,591
312,461	e	Superior Plus Corp	2,573
331,450		Taiwan Cogeneration Corp	213
346,600	*	Talen Energy Corp	3,501
1,597,172		Tata Power Co Ltd	1,584
1,900,172		Tauron Polska Energia S.A.	1,641
260,269		TECO Energy, Inc	6,835
184,110	e	Telecom Plus plc	3,114
4,537,265		Tenaga Nasional BHD	12,410
46,011		Terna Energy S.A.	141
1,024,799		Terna Rete Elettrica Nazionale S.p.A.	4,981
100,310	*	TerraForm Global, Inc	668
109,815	e	TerraForm Power, Inc	1,562
702,400	*	Thai Solar Energy PCL	103
1,334,400		Thai Tap Water Supply PCL	401
1,762,000	e	Tianjin Development Hldgs Ltd	1,090
600,000	*	Tianjin Jinran Public Utilities Co Ltd	63
517,007		Toho Gas Co Ltd	3,049
1,310,975		Tohoku Electric Power Co, Inc	17,766
1,826,619	*	Tokyo Electric Power Co, Inc	12,201
3,126,813		Tokyo Gas Co Ltd	15,125
210,121		Torrent Power Ltd	572
1,035,000	e	Towngas China Co Ltd	636
181,319		Tractebel Energia S.A.	1,544
468,096	e	TransAlta Corp	2,175
107,878	e	TransAlta Renewables, Inc	831
133,821		Transmissora Alianca de Energia Eletrica S.A.	644
843,179		UGI Corp	29,360
147,769		UIL Holdings Corp	7,428
466,628		United Utilities Group plc	6,540
42,370		Unitil Corp	1,563
36,464		VA Tech Wabag Ltd	370
82,910	e	Valener, Inc	1,034
25,000	e	Vanguard FTSE Developed Markets ETF	891
322,044		Vectren Corp	13,529
1,091,006		Veolia Environnement	24,882
53,745	*,e	Vivint Solar, Inc	563
2,008,560		VPC Specialty Lending Investments plc	3,130
391,926		WEC Energy Group, Inc	20,466
869,662		Westar Energy, Inc	33,430
126,995		WGL Holdings, Inc	7,324
3,157,292		Xcel Energy, Inc	111,800
4,438		YESCO Co Ltd	151
36,076	e	York Water Co	758
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,320,786		YTL Corp BHD	$3,030
1,331,964		YTL Power International BHD	488
41,115		Zespol Elektrowni Patnow Adamow Konin S.A.	152
151,987	*	Zorlu Enerji Elektrik Uretim AS	72
		TOTAL UTILITIES	3,302,318
		TOTAL COMMON STOCKS	109,195,363
		(Cost $110,191,030)

PURCHASED OPTIONS - 0.0%
ENERGY - 0.0%
3,000		Exxon Mobil Corp	0	^
8,000		Pioneer Natural Resources Co	2
1,500		Pioneer Natural Resources Co	1
8,000		Pioneer Natural Resources Co	2
		TOTAL ENERGY	5

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,000		Biogen, Inc	7
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
2,500		Apple, Inc	3
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3
		TOTAL PURCHASED OPTIONS	15
		(Cost $25)

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
7,152,465		ITAUSA Investimentos Itau PR	12,881
		TOTAL BANKS	12,881

CAPITAL GOODS - 0.0%
27,992		Villeroy & Boch AG	387
		TOTAL CAPITAL GOODS	387

DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	1,737
		TOTAL DIVERSIFIED FINANCIALS	1,737

REAL ESTATE - 0.0%
8,497,223	*,m	Ayala Land, Inc (Preferred B)	18
		TOTAL REAL ESTATE	18
		TOTAL PREFERRED STOCKS	15,023
		(Cost $29,374)

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
394,407	e,m	Banco Popular Espanol S.A.	8
		TOTAL BANKS	8
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
CAPITAL GOODS - 0.0%
140,800		Eastern & Oriental BHD	$7
142,943		KNM Group BHD	4
113,950	m	LBS Bina Group BHD	5
122,258		Matrix Concepts Holdings BHD	12
30,914		PDG Realty S.A. Empreendimentos e Participacoes	0	^
492,385		WHA Corp PCL	6
		TOTAL CAPITAL GOODS	34

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
177,025		Inter Far East Engineering	9
181,428		WCT Holdings BHD	5
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	14

CONSUMER SERVICES - 0.0%
167,219		Minor International PCL	14
		TOTAL CONSUMER SERVICES	14

DIVERSIFIED FINANCIALS - 0.0%
329,480		AIRA Capital Co Ltd	4
329,480		AIRA Capital Co Ltd	6
340,754		Fosun International Ltd	0
23,114	m	Mirae Asset Securities Co Ltd	101
102,268		OSK Holdings BHD	7
24,710		Tamburi Investment Partners S.p.A	17
		TOTAL DIVERSIFIED FINANCIALS	135

ENERGY - 0.0%
64,082	e,m	Magnum Hunter Resources Corp	0
		TOTAL ENERGY	0

FOOD & STAPLES RETAILING - 0.0%
135,947	m	Safeway Casa Ley	12
135,947	m	Safeway PDC LLC	12
		TOTAL FOOD & STAPLES RETAILING	24

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
1,859		Adcock Ingram Holdings Ltd	1
190,191		Community Health Systems, Inc	2
3,323,852	m	Golden Meditech Holdings Ltd	450
159,694	e	RHOEN-KLINIKUM AG.	3
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	456

INSURANCE - 0.0%
32,167	m	Just Retirement Group plc	2
		TOTAL INSURANCE	2

MEDIA - 0.0%
4,350	m	Workpoint Entertainment PCL	0	^
		TOTAL MEDIA	0	^
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,121	e	BioTime, Inc	$2
55,620	m	Forest Laboratories, Inc CVR	53
21,958	m	Furiex Pharmaceuticals, Inc	215
17,790	e,m	Omthera Pharmaceuticals, Inc	11
228,016	e,m	Trius Therapeutics, Inc	30
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	311

REAL ESTATE - 0.0%
4,761,352	m	BGP Holdings plc	0
498,720	m	Globe Trade Centre S.A.	821
145		Sansiri PCL	0	^
38,266		WHA Corp PCL	12
		TOTAL REAL ESTATE	833

RETAILING - 0.0%
44,629		Super Group Ltd	11
		TOTAL RETAILING	11

SOFTWARE & SERVICES - 0.0%
141,205	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
31,612		Inari Amertron BHD	10
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	10

TELECOMMUNICATION SERVICES - 0.0%
51,955	m	Jay Mart PCL	0
196,024	m	Leap Wireless International, Inc	494
		TOTAL TELECOMMUNICATION SERVICES	494

TRANSPORTATION - 0.0%
338,662		AirAsia X BHD	4
17,065		Precious Shipping PCL	1
2		Thoresen Thai Agencies PCL	0	^
		TOTAL TRANSPORTATION	5

		TOTAL RIGHTS / WARRANTS	2,351
		(Cost $1,778)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 5.0%
GOVERNMENT AGENCY DEBT - 0.5%
$25,000,000	d	Federal Home Loan Bank (FHLB)	0.080%	10/01/15	25,000
24,000,000	d	FHLB	0.120	10/21/15	24,000
20,000,000	d	FHLB	0.135	10/22/15	20,000
100,000,000	d	FHLB	0.120-0.130	10/23/15	99,998
40,000,000		FHLB	0.060	10/28/15	39,999
33,850,000		FHLB	0.065	10/29/15	33,849
46,000,000	d	FHLB	0.140	10/30/15	45,999
5,000,000		FHLB	0.100	11/18/15	5,000
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$20,000,000		FHLB	0.050%	11/20/15	$19,998
15,000,000		FHLB	0.079	11/25/15	14,998
50,000,000		FHLB	0.070	12/03/15	49,990
27,000,000		FHLB	0.089	12/04/15	26,995
24,800,000		FHLB	0.070	12/07/15	24,795
49,000,000		FHLB	0.080	12/16/15	48,989
25,000,000	d	FHLB	0.170	01/25/16	24,989
20,500,000	d	Federal Home Loan Mortgage Corp (FHLMC)	0.080	11/04/15	20,499
50,000,000		FHLMC	0.150	01/15/16	49,981
		TOTAL GOVERNMENT AGENCY DEBT			575,079

TREASURY DEBT - 0.1%
1,000,000		United States Treasury Bill	0.092	10/08/15	1,000
3,000,000	d	United States Treasury Bill	0.100	10/15/15	3,000
5,000,000		United States Treasury Bill	0.115	01/14/16	5,000
50,000,000		United States Treasury Note	0.250	04/15/16	50,014
		TOTAL TREASURY DEBT			59,014

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.4%
CERTIFICATE OF DEPOSIT - 0.2%
260,000,000		CIBC Bank and Trust Company	0.020	10/01/15	260,000
		TOTAL CERTIFICATE OF DEPOSIT			260,000

REPURCHASE AGREEMENT - 4.0%
65,000,000	o	Barclays	0.060	10/01/15	65,000
200,000,000	p	Barclays	0.100	10/01/15	200,000
75,000,000	q	Barclays	0.060	10/06/15	75,000
200,000,000	r	Barclays	0.010	10/07/15	200,000
40,000,000	s	BNP	0.060	10/01/15	40,000
176,000,000	t	BNP	0.080	10/01/15	176,000
103,000,000	u	Calyon	0.100	10/01/15	103,000
26,000,000	v	Calyon	0.120	10/01/15	26,000
250,000,000	w	Calyon	0.100	10/07/15	250,000
57,000,000	x	Citigroup	0.100	10/01/15	57,000
100,000,000	y	Citigroup	0.070	10/02/15	100,000
200,000,000	z	Citigroup	0.080	10/02/15	200,000
300,000,000	aa	Goldman Sachs	0.020	10/01/15	300,000
500,000,000	ab	Goldman Sachs	0.080	10/01/15	500,000
100,000,000	ac	Goldman Sachs	0.060	10/05/15	100,000
331,000,000	ad	Morgan Stanley	0.100	10/01/15	331,000
407,000,000	ae	Morgan Stanley	0.110	10/01/15	407,000
775,000,000	af	Nomura Securities	0.140	10/01/15	775,000
550,000,000	ag	Royal Bank of Scotland	0.080	10/06/15	550,000
		TOTAL REPURCHASE AGREEMENT			4,455,000

VARIABLE RATE SECURITIES - 0.2%
4,744,533	i	Granite Master Issuer plc 2006	0.031	12/20/50	4,722
3,751,491	i	Granite Master Issuer plc 2007	0.020	12/20/50	3,731
5,142,800	i	Puma Finance Ltd	0.027	02/21/38	5,093
170,000,000	i	SLM Student Loan Trust 2007	0.118	01/25/19	168,685
		TOTAL VARIABLE RATE SECURITIES			182,231

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			4,897,231
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

VALUE
(000)
TOTAL SHORT-TERM INVESTMENTS	$5,531,324
(Cost $5,532,384)
TOTAL INVESTMENTS - 104.3%	114,745,426
(Cost $115,756,013)
OTHER ASSETS & LIABILITIES, NET - (4.3)%	(4,716,339)
NET ASSETS - 100.0%	$110,029,087

Abbreviation(s):
ADR	American Depositary Receipt
BRL	Brazilian Real
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
INR	Indian Rupee
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
^	Amount represents less than $1,000.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,827,906,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/15 the aggregate value of these securities was $191,242,000, or 0.2% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written contracts.
o	Agreement with Barclays, 0.06% dated 9/30/15 to be repurchased at $65,000,000 on 10/1/15, collateralized by U.S. Government Agency Securities valued at $66,300,000.
p	Agreement with Barclays, 0.10% dated 9/30/15 to be repurchased at $200,000,000 on 10/1/15, collateralized by U.S. Government Agency Securities valued at $204,700,000.
q	Agreement with Barclays, 0.06% dated 9/30/15 to be repurchased at $75,000,000 on 10/6/15, collateralized by U.S. Government Agency Securities valued at $76,500,000.
r	Agreement with Barclays, 0.01% dated 9/30/15 to be repurchased at $200,000,000 on 10/7/15, collateralized by U.S. Government Agency Securities valued at $204,000,000.
s	Agreement with BNP, 0.06% dated 9/30/15 to be repurchased at $40,000,000 on 10/1/15, collateralized by U.S. Government Agency Securities valued at $40,800,000.
t	Agreement with BNP, 0.08% dated 9/30/15 to be repurchased at $176,000,000 on 10/1/15, collateralized by U.S. Government Agency Securities valued at $179,520,000.
u	Agreement with Calyon 0.10% dated 9/30/15 to be repurchased at $103,000,000 on 10/1/15, collateralized by U.S. Government Agency Securities valued at $105,060,000.
v	Agreement with Calyon 0.12% dated 9/30/15 to be repurchased at $26,000,000 on 10/1/15, collateralized by U.S. Government Agency Securities valued at $26,520,000.
w	Agreement with Calyon 0.10% dated 9/30/15 to be repurchased at $250,000,000 on 10/7/15, collateralized by U.S. Government Agency Securities valued at $255,000,000.
x	Agreement with Citigroup, 0.10% dated 9/30/15 to be repurchased at $57,000,000 on 10/1/15, collateralized by U.S. Government Agency Securities valued at $58,140,000.
y	Agreement with Citigroup, 0.07% dated 9/30/15 to be repurchased at $100,000,000 on 10/2/15, collateralized by U.S. Government Agency Securities valued at $102,000,000.
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

z	Agreement with Citigroup, 0.08% dated 9/30/15 to be repurchased at $200,000,000 on 10/2/15, collateralized by U.S. Government Agency Securities valued at $204,000,000.
aa	Agreement with Goldman Sachs, 0.02% dated 9/30/15 to be repurchased at $300,000,000 on 10/1/15, collateralized by U.S. Government Agency Securities valued at $306,000,000.
ab	Agreement with Goldman Sachs, 0.08% dated 9/30/15 to be repurchased at $500,000,000 on 10/1/15, collateralized by U.S. Government Agency Securities valued at $510,000,000.
ac	Agreement with Goldman Sachs, 0.06% dated 9/30/15 to be repurchased at $100,000,000 on 10/5/15, collateralized by U.S. Government Agency Securities valued at $102,000,000.
ad	Agreement with Morgan Stanley, 0.10% dated 9/30/15 to be repurchased at $331,000,000 on 10/1/15, collateralized by U.S. Government Agency Securities valued at $337,620,000.
ae	Agreement with Morgan Stanley, 0.11% dated 9/30/15 to be repurchased at $407,000,000 on 10/1/15, collateralized by U.S. Government Agency Securities valued at $415,140,000.
af	Agreement with Nomura Securities, 0.14% dated 9/30/15 to be repurchased at $775,000,000 on 10/1/15, collateralized by U.S. Government Agency Securities valued at $790,500,000.
ag	Agreement with Royal Bank of Scotland, 0.08% dated 9/30/15 to be repurchased at $550,000,000 on 10/6/15, collateralized by U.S. Government Agency Securities valued at $561,005,000.

Cost amounts are in thousands.
189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

September 30, 2015

	Value	% of total
Country	(000)	portfolio
DOMESTIC

UNITED STATES	$80,141,352	70.2%
TOTAL DOMESTIC	80,141,352	70.2
FOREIGN

AUSTRALIA	1,303,791	1.1
AUSTRIA	137,141	0.1
BAHAMAS	3,402	0.0
BELGIUM	228,540	0.2
BERMUDA	108,762	0.1
BRAZIL	400,287	0.3
CANADA	2,102,796	1.8
CAYMAN ISLANDS	1,081	0.0
CHILE	87,954	0.1
CHINA	1,691,477	1.5
COLOMBIA	30,257	0.0
CYPRUS	68	0.0
CZECH REPUBLIC	14,642	0.0
DENMARK	480,842	0.4
EGYPT	23,847	0.0
FAROE ISLANDS	3,916	0.0
FINLAND	242,385	0.2
FRANCE	2,431,445	2.1
GEORGIA	3,099	0.0
GERMANY	1,966,219	1.7
GIBRALTAR	1,292	0.0
GREECE	20,753	0.0
GUERNSEY, C.I.	445	0.0
HONG KONG	905,811	0.8
HUNGARY	19,602	0.0
INDIA	746,716	0.7
INDONESIA	141,899	0.1
IRELAND	515,164	0.4
ISLE OF MAN	2,984	0.0
ISRAEL	255,340	0.2
ITALY	607,975	0.5
JAPAN	5,540,425	4.8
JERSEY, C.I.	10,132	0.0
JORDAN	13,427	0.0
KOREA, REPUBLIC OF	1,163,636	1.0
LUXEMBOURG	77,981	0.1
MACAU	3,364	0.0
MALAYSIA	206,597	0.2
MALTA	6,261	0.0
MEXICO	341,592	0.3
MONACO	9,456	0.0
NETHERLANDS	959,601	0.8
NEW ZEALAND	99,631	0.1
NORWAY	205,987	0.2
190

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

	Value	% of total
Country	(000)	portfolio
PAKISTAN	$2,876	0.0%
PANAMA	5,748	0.0
PERU	44,803	0.0
PHILIPPINES	134,022	0.1
POLAND	101,587	0.1
PORTUGAL	60,987	0.1
PUERTO RICO	12,579	0.0
QATAR	53,888	0.0
ROMANIA	1,701	0.0
RUSSIA	239,307	0.2
SINGAPORE	417,906	0.4
SOUTH AFRICA	544,839	0.5
SPAIN	499,517	0.4
SRI LANKA	1,266	0.0
SWEDEN	730,191	0.6
SWITZERLAND	2,177,058	1.9
TAIWAN	963,446	0.8
THAILAND	174,085	0.2
TURKEY	109,921	0.1
UKRAINE	1,575	0.0
UNITED ARAB EMIRATES	70,981	0.1
UNITED KINGDOM	5,135,904	4.5
VIETNAM	1,374	0.0
VIRGIN ISLANDS, BRITISH	427	0.0
VIRGIN ISLANDS, U.S.	64	0.0
TOTAL FOREIGN	34,604,074	29.8

TOTAL PORTFOLIO	$114,745,426	100.0%
191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 98.8%

AUSTRALIA - 1.5%
150,780		AGL Energy Ltd	$1,697
824,460		Alumina Ltd	656
443,397		Amcor Ltd	4,123
899,065		AMP Ltd	3,531
106,855		APA Group	645
52,029		Aristocrat Leisure Ltd	316
321,889	e	Arrium Ltd	20
213,135		Asciano Group	1,262
167,301		AusNet Services	161
1,351,468		Australia & New Zealand Banking Group Ltd	25,821
49,484		Australian Stock Exchange Ltd	1,321
37,200		Bank of Queensland Ltd	304
43,188		Bendigo Bank Ltd	302
2,201,289		BHP Billiton Ltd	34,768
883,939		BHP Billiton plc	13,455
126,480		BlueScope Steel Ltd	322
75,974		Boral Ltd	283
368,094		Brambles Ltd	2,529
226,123		Caltex Australia Ltd	4,992
43,015		CIMIC Group Ltd	715
160,036		Coca-Cola Amatil Ltd	1,014
5,563		Cochlear Ltd	327
530,345	*	Commonwealth Bank of Australia	27,222
130,448		Computershare Ltd	974
35,247		Crown Ltd	246
126,957		CSL Ltd	7,990
92,781		Dexus Property Group	468
71,877		DuluxGroup Ltd	271
5,824,188		Echo Entertainment Group Ltd	19,929
325,585		Federation Centres	629
5,218	e	Flight Centre Ltd	133
158,029	e	Fortescue Metals Group Ltd	204
174,090		GPT Group (ASE)	553
51,808	e	Harvey Norman Holdings Ltd	142
106,699		Healthscope Ltd	192
40,774		Iluka Resources Ltd	179
263,866		Incitec Pivot Ltd	727
574,112		Insurance Australia Group Ltd	1,963
172,549		Lend Lease Corp Ltd	1,528
171,672		Macquarie Goodman Group	710
71,853		Macquarie Group Ltd	3,894
264,147		Medibank Pvt Ltd	450
1,037,641		Mirvac Group	1,260
837,047		National Australia Bank Ltd	17,714
459,167	*	Newcrest Mining Ltd	4,132
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
103,007	e	Orica Ltd	$1,093
333,296	m	Origin Energy Ltd	1,458
328,034		Orora Ltd	535
72,671		Oxiana Ltd	171
21,633		Platinum Asset Mangement Ltd	103
2,850,093	*	Qantas Airways Ltd	7,483
431,660		QBE Insurance Group Ltd	3,931
206,728		QR National Ltd	730
13,499		Ramsay Health Care Ltd	557
5,103		REA Group Ltd	160
43,305		Recall Holdings Ltd	223
264,555	e	Santos Ltd	749
1,281,525		Scentre Group	3,527
31,631	e	Seek Ltd	268
41,209		Shopping Centres Australasia Property Group	57
36,626		Sonic Healthcare Ltd	471
1,178,086	*	South32 Ltd	1,139
739,493		Stockland Trust Group	2,009
408,633		Suncorp-Metway Ltd	3,515
176,576		Sydney Airport	742
78,567		Tabcorp Holdings Ltd	259
139,470		Tattersall’s Ltd	370
1,408,374		Telstra Corp Ltd	5,568
27,765		TPG Telecom Ltd	213
382,862		Transurban Group	2,682
63,451		Treasury Wine Estates Ltd	294
333,561		Wesfarmers Ltd	9,221
789,811		Westfield Corp	5,558
996,052		Westpac Banking Corp	20,924
199,334		Woodside Petroleum Ltd	4,080
321,606		Woolworths Ltd	5,637
34,323	e	WorleyParsons Ltd	144
		TOTAL AUSTRALIA	273,945

AUSTRIA - 0.1%
3,884		Andritz AG.	175
13,072	*	Erste Bank der Oesterreichischen Sparkassen AG.	380
65,989	*,m	Immoeast AG.	0	^
7,118		OMV AG.	173
5,871	*	Raiffeisen International Bank Holding AG.	77
5,081		Voestalpine AG.	175
1,000,000		Wienerberger AG.	17,621
		TOTAL AUSTRIA	18,601

BELGIUM - 0.1%
9,227		Ageas	379
37,516		Anheuser-Busch InBev NV	3,990
31,925	*,m	Anheuser-Busch InBev NV (Strip VVPR)	0	^
7,296		Belgacom S.A.	252
3,192	e	Colruyt S.A.	154
4,783		Delhaize Group	424
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
652,086		Fagron NV	$12,432
3,930		Groupe Bruxelles Lambert S.A.	297
11,537		KBC Groep NV	730
2,773	e	Solvay S.A.	283
2,257	*	Telenet Group Holding NV	130
47,259		UCB S.A.	3,702
4,883		Umicore	188
		TOTAL BELGIUM	22,961

BERMUDA - 0.1%
2,128,544		Marvell Technology Group Ltd	19,263
20,216		PartnerRe Ltd	2,808
14,272		RenaissanceRe Holdings Ltd	1,517
		TOTAL BERMUDA	23,588

BRAZIL - 0.1%
808,060		Banco Itau Holding Financeira S.A.	5,403
1,600,000		BM&F Bovespa S.A.	4,472
450,000		Itau Unibanco Banco Multiplo S.A. (ADR)	2,979
		TOTAL BRAZIL	12,854

CANADA - 3.1%
22,284		Agnico-Eagle Mines Ltd	565
30,307	e	Agrium, Inc	2,716
777,907		Alimentation Couche Tard, Inc	35,774
15,029	e	AltaGas Income Trust	370
130,972	e	ARC Resources Ltd	1,731
36,366		Atco Ltd	1,068
210,675		Bank of Montreal	11,490
382,537		Bank of Nova Scotia	16,864
507,207		Barrick Gold Corp (Canada)	3,227
222,320	e	Baytex Energy Trust	711
160,778	e	BCE, Inc	6,580
51,950	*	Blackberry Ltd (New)	319
195,824		Bombardier, Inc	245
222,268		Brookfield Asset Management, Inc	6,994
107,208		CAE, Inc	1,136
43,706	e	Cameco Corp (Toronto)	533
131,746	e	Canadian Imperial Bank of Commerce/Canada	9,466
255,325		Canadian National Railway Co	14,499
374,843		Canadian Natural Resources Ltd (Canada)	7,300
50,782		Canadian Oil Sands Trust	240
136,653		Canadian Pacific Railway Ltd	19,619
106,413		Canadian Pacific Railway Ltd (Toronto)	15,273
67,079		Canadian Tire Corp Ltd	6,034
12,880		Canadian Utilities Ltd	348
190,617	e	Cara Operations Ltd	4,746
390,000	*	Celestica, Inc	5,021
1,092,314		Cenovus Energy, Inc	16,559
167,260		Cenovus Energy, Inc (Toronto)	2,537
92,297	*	CGI Group, Inc	3,344
25,853		CI Financial Corp	587
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
3,302		Constellation Software, Inc	$1,384
64,884	e	Crescent Point Energy Corp	742
577,488		Dollarama, Inc	39,003
412,265		Eldorado Gold Corp	1,322
350,000	*	Element Financial Corp	4,779
18,912	*	Empire Co Ltd	389
226,553		Enbridge, Inc	8,412
107,793		EnCana Corp	694
149,481	e	Enerplus Resources Fund	728
4,142		Fairfax Financial Holdings Ltd	1,886
112,367		Finning International, Inc	1,649
13,109		First Capital Realty, Inc	184
141,606	e	First Quantum Minerals Ltd	519
69,756		Fortis, Inc	1,995
71,041	e	Franco-Nevada Corp	3,131
55,353		George Weston Ltd	4,478
253,571		Gildan Activewear, Inc	7,654
305,150		Goldcorp, Inc	3,826
121,879		Great-West Lifeco, Inc	2,920
77,972		H&R Real Estate Investment Trust	1,202
37,790	e	Husky Energy, Inc	589
54,208	e	IGM Financial, Inc	1,375
343,800	*,e	Imax Corp	11,617
120,555		Imperial Oil Ltd	3,819
44,746		Industrial Alliance Insurance and Financial Services, Inc	1,335
24,474		Intact Financial Corp	1,719
153,234	e	Inter Pipeline Ltd	2,827
8,154		Jean Coutu Group PJC, Inc	123
125,828	e	Keyera Corp	3,465
536,405	*	Kinross Gold Corp	933
130,000		Linamar Corp	6,814
47,178		Loblaw Cos Ltd	2,429
142,191		Magna International, Inc (Class A)	6,820
160,000		Magna International, Inc (Class A) (NY)	7,682
517,488	e	Manulife Financial Corp	8,004
126,782	*	MEG Energy Corp	783
9,553		Methanex Corp	317
352,779		Metro, Inc	9,612
129,022		National Bank of Canada	4,119
13,791		Onex Corp	796
178,139		Open Text Corp	7,977
7,093	*,e	Paramount Resources Ltd (Class A)	52
86,776	e	Pembina Pipeline Income Fund	2,088
80,728	e	Peyto Exploration & Development Corp	1,679
286,742		Potash Corp of Saskatchewan	5,894
157,923		Power Corp Of Canada	3,274
105,723	e	Power Financial Corp	2,424
88,360	e	PrairieSky Royalty Ltd	1,679
1,599		Restaurant Brands International LP	56
123,400		Restaurant Brands International, Inc	4,433
33,762	e	Restaurant Brands International, Inc (Toronto)	1,215
87,705		RioCan Real Estate Investment Trust	1,674
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
76,881		Rogers Communications, Inc (Class B)	$2,649
582,381	e	Royal Bank of Canada (Toronto)	32,202
113,369		Saputo, Inc	2,489
66,520	e	Shaw Communications, Inc (B Shares)	1,288
41,577		Silver Wheaton Corp	500
15,973	e	SNC-Lavalin Group, Inc	455
247,683	*,g	Spin Master Corp	3,851
149,626	e	Sun Life Financial, Inc	4,826
927,337		Suncor Energy, Inc	24,801
58,994		Teck Cominco Ltd	282
91,746		TELUS Corp	2,891
1,268,113		Toronto-Dominion Bank	49,983
386,224	*	Tourmaline Oil Corp	8,992
164,866	e	TransAlta Corp	766
415,702	e	TransCanada Corp	13,145
162,941	e	TransForce, Inc	2,917
226,713	*	Turquoise Hill Resources Ltd	579
143,288	e	Veresen, Inc	1,095
11,323	e	Vermilion Energy, Inc	365
7,094		West Fraser Timber Co Ltd	225
180,000		Westjet Airlines Ltd	3,199
563,215	e	Yamana Gold, Inc	950
		TOTAL CANADA	548,866

CHILE - 0.0%
20,045	e	Antofagasta plc	152
		TOTAL CHILE	152

CHINA - 0.4%
82,291	*	Alibaba Group Holding Ltd (ADR)	4,853
7,916,942	g	CGN Power Co Ltd	3,312
9,579,000	*,e,m	China Animal Healthcare Ltd	12
1,122,000		China Aoyuan Property Group Ltd	211
6,401,000	*	China Eastern Airlines Corp Ltd (H Shares)	3,823
7,346,800		China Everbright International Ltd	10,321
1,300,255	*	China New Town Development Co Ltd	49
950,000		China Overseas Land & Investment Ltd	2,888
6,296,600		China Southern Airlines Co Ltd	4,614
1,849,100	e	China Vanke Co Ltd	3,972
203,000		CNOOC Ltd	209
137,700	g	Dalian Wanda Commercial Properties Co Ltd	794
4,350,000		Great Wall Motor Co Ltd	4,854
12,000,000		Huadian Fuxin Energy Corp Ltd	4,153
7,000,000		Huadian Power International Co	5,492
16,910,000		Huaneng Renewables Corp Ltd	6,269
84,259	*	JD.com, Inc (ADR)	2,196
16,500,000	m	Sihuan Pharmaceutical Holdings	4,676
2,397,612		Sino-Ocean Land Holdings Ltd	1,312
947,600		Tencent Holdings Ltd	15,973
181,149		Yangzijiang Shipbuilding	145
		TOTAL CHINA	80,128
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
DENMARK - 0.8%
175		AP Moller - Maersk AS (Class A)	$264
329		AP Moller - Maersk AS (Class B)	507
5,044		Carlsberg AS (Class B)	388
5,168		Coloplast AS	366
484,762		Danske Bank AS	14,650
8,412		DSV AS	314
1,024,687	*,e	H Lundbeck AS	27,320
6,911		ISS A.S.	230
1,358,066		Novo Nordisk AS	73,287
78,195		Novozymes AS	3,413
105,164		Pandora AS	12,285
180,000		Sydbank AS	6,851
36,420		TDC AS	188
300,000	*	Topdanmark AS	8,523
5,425		Tryg A.S.	105
10,373		Vestas Wind Systems AS	539
1,053	*	William Demant Holding	87
		TOTAL DENMARK	149,317

FINLAND - 0.5%
6,425		Elisa Oyj (Series A)	217
20,841		Fortum Oyj	308
352,600		Huhtamaki Oyj	10,775
50,000		Kesko Oyj (B Shares)	1,771
15,529	e	Kone Oyj (Class B)	591
5,486	e	Metso Oyj	114
255,852		Neste Oil Oyj	5,889
2,832,655		Nokia Oyj	19,369
69,937		Nokian Renkaat Oyj	2,264
4,398		Orion Oyj (Class B)	167
863,118		Sampo Oyj (A Shares)	41,772
27,068		Stora Enso Oyj (R Shares)	205
25,123		UPM-Kymmene Oyj	377
6,947		Wartsila Oyj (B Shares)	276
		TOTAL FINLAND	84,095

FRANCE - 3.3%
578,496		Accor S.A.	27,124
1,426		Aeroports de Paris	162
15,906		Air Liquide	1,886
132,346	*	Alcatel S.A.	488
10,090	*,e	Alstom RGPT	312
3,252		Arkema	211
3,852		Atos Origin S.A.	296
91,516		AXA S.A.	2,222
338,135		BNP Paribas	19,907
38,879		Bollore	190
84,571		Bouygues S.A.	3,001
12,375		Bureau Veritas S.A.	261
7,242		Cap Gemini S.A.	647
25,769		Carrefour S.A.	764
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
2,741		Casino Guichard Perrachon S.A.	$146
1	*	CGG (ADR)	0	^
2,575		Christian Dior S.A.	482
8,108		CNP Assurances	113
796,549		Compagnie de Saint-Gobain	34,571
3,171,549		Credit Agricole S.A.	36,513
247,601		Dassault Systemes S.A.	18,299
791,826		Edenred	12,966
11,833		Electricite de France	209
9,432		Essilor International S.A.	1,152
1,871		Eurazeo	125
251,899		European Aeronautic Defence and Space Co	14,917
8,362		Eutelsat Communications	256
506,229		Faurecia	15,788
1,416		Fonciere Des Regions	123
1,152,693		France Telecom S.A.	17,474
291,574		Gaz de France	4,718
1,559		Gecina S.A.	190
26,963		Groupe Danone	1,702
20,881		Groupe Eurotunnel S.A.	285
1,212		Hermes International	441
1,470		Icade	100
1,233		Iliad S.A.	249
1,704		Imerys S.A.	109
2,528		Ingenico	306
729,021		JC Decaux S.A.	26,501
9,020		Klepierre	409
5,876		Lagardere S.C.A.	163
12,434		Legrand S.A.	662
243,440		L’Oreal S.A.	42,313
13,031		LVMH Moet Hennessy Louis Vuitton S.A.	2,218
8,711		Michelin (C.G.D.E.) (Class B)	797
41,040		Natixis	227
4,499	*	Numericable SAS	208
9,831		Pernod-Ricard S.A.	993
20,114	*,e	Peugeot S.A.	305
3,578		PPR	586
8,707		Publicis Groupe S.A.	595
75,000	e	Rallye S.A.	1,228
1,146		Remy Cointreau S.A.	75
299,558		Renault S.A.	21,614
720,473		Rexel S.A.	8,869
13,568		Safran S.A.	1,020
378,178		Sanofi-Aventis	36,003
80,792		Schneider Electric S.A.	4,524
6,649		SCOR	239
1,347		Societe BIC S.A.	209
518,537		Societe Generale	23,174
4,436		Sodexho Alliance S.A.	368
274,174		Suez Environnement S.A.	4,927
5,056		Technip S.A.	239
314,852		Teleperformance	23,890
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
61,772		Thales S.A.	$4,307
2,063,355	e	Total S.A.	92,816
28,587		Unibail-Rodamco	7,409
237,892		Valeo S.A.	32,300
20,967		Veolia Environnement	478
407,231		Vinci S.A.	25,895
53,511		Vivendi Universal S.A.	1,268
1,388		Wendel	163
9,284		Zodiac S.A.	213
		TOTAL FRANCE	585,910

GERMANY - 2.7%
79,803		Adidas-Salomon AG.	6,434
92,132		Allianz AG.	14,473
1,856		Axel Springer AG.	104
42,807		BASF SE	3,274
520,669		Bayer AG.	66,801
226,639		Bayerische Motoren Werke AG.	19,773
2,738		Bayerische Motoren Werke AG. (Preference)	188
635,909		Beiersdorf AG.	56,368
7,216		Brenntag AG.	389
1,110,872	*	Commerzbank AG.	11,733
133,015		Continental AG.	28,410
857,441		Daimler AG. (Registered)	62,424
21,590		Deutsche Annington Immobilien SE	695
189,345		Deutsche Bank AG.	5,110
9,039		Deutsche Boerse AG.	779
11,149	*	Deutsche Lufthansa AG.	155
1,499,708		Deutsche Post AG.	41,546
1,519,532		Deutsche Telekom AG.	27,050
15,396		Deutsche Wohnen AG.	412
65,000		Duerr AG.	4,573
93,362		E.ON AG.	801
6,366		Evonik Industries AG.	213
2,007		Fraport AG. Frankfurt Airport Services Worldwide	124
180,000		Freenet AG.	5,955
100,289		Fresenius Medical Care AG.	7,838
17,767		Fresenius SE	1,193
3,051		Fuchs Petrolub AG. (Preference)	135
8,709		GEA Group AG.	332
72,835		Hannover Rueckversicherung AG.	7,461
6,675		HeidelbergCement AG.	458
4,737		Henkel KGaA	419
8,395		Henkel KGaA (Preference)	865
3,100		Hugo Boss AG.	349
52,688		Infineon Technologies AG.	592
9,144		K&S AG.	307
1,013	*	Kabel Deutschland Holding AG.	132
4,142		Lanxess AG.	194
8,679		Linde AG.	1,410
1,639		MAN AG.	167
6,087		Merck KGaA	539
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
8,481		Metro AG.	$235
101,156	*	Morphosys AG.	6,745
37,678		Muenchener Rueckver AG.	7,037
3,932		Osram Licht AG.	204
7,106		Porsche AG.	302
536,134		ProSiebenSat. Media AG.	26,316
22,134		RWE AG.	251
45,861		SAP AG.	2,971
260,139		Siemens AG.	23,240
150,000		Software AG.	4,383
5,735		Symrise AG.	345
27,529		Telefonica Deutschland Holding AG.	168
16,662		ThyssenKrupp AG.	293
22,888		TUI AG. (DI)	423
5,695		United Internet AG.	289
959		Volkswagen AG.	113
8,348		Volkswagen AG. (Preference)	917
154,000		Wacker Chemie AG.	11,713
300,046		Wirecard AG.	14,367
		TOTAL GERMANY	480,487

HONG KONG - 0.9%
6,750,958		AIA Group Ltd	35,110
22,518	e	ASM Pacific Technology	148
113,053		Bank of East Asia Ltd	380
1,011,853		BOC Hong Kong Holdings Ltd	2,984
112,431		Cathay Pacific Airways Ltd	212
58,723	e	Cheung Kong Infrastructure Holdings Ltd	526
807,543	*	Cheung Kong Property Holdings Ltd	5,916
5,122,000		China Gas Holdings Ltd	7,065
625,000		Chow Sang Sang Holding	1,251
805,543	*	CK Hutchison Holdings Ltd	10,478
513,954		CLP Holdings Ltd	4,394
1,370,331	e	Esprit Holdings Ltd	1,021
225,463		First Pacific Co	138
226,803		Galaxy Entertainment Group Ltd	581
1,063,434	*	Global Brands Group Holding Ltd	220
209,000	*	Glorious Property Holdings Ltd	24
777,517		Hang Lung Group Ltd	2,647
2,360,803		Hang Lung Properties Ltd	5,310
365,972		Hang Seng Bank Ltd	6,602
447,198		Henderson Land Development Co Ltd	2,674
257,660		HKT Trust and HKT Ltd	306
2,254,066		Hong Kong & China Gas Ltd	4,227
303,776		Hong Kong Electric Holdings Ltd	2,875
182,724		Hong Kong Exchanges and Clearing Ltd	4,192
61,760		Hysan Development Co Ltd	257
1,524,448		Kerry Properties Ltd	4,186
1,633,027		Li & Fung Ltd	1,251
223,968		Link REIT	1,233
459,919		MTR Corp	2,000
1,651,913		New World Development Co Ltd	1,609
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
446,202	e	Noble Group Ltd	$131
147,328		NWS Holdings Ltd	194
396,040		PCCW Ltd	204
1,131,333		Sands China Ltd	3,436
2,770,286	*,m	Shanghai Real Estate Ltd	137
113,992		Shangri-La Asia Ltd	99
2,242,000		Shimao Property Holdings Ltd	3,388
292,542		Sino Land Co	445
192,611	e	SJM Holdings Ltd	137
1,142,642		Sun Hung Kai Properties Ltd	14,904
152,128		Swire Pacific Ltd (Class A)	1,705
1,810,200		Swire Properties Ltd	5,017
130,402		Techtronic Industries Co	486
571,500	*,g	WH Group Ltd	284
2,569,701		Wharf Holdings Ltd	14,499
89,334		Wheelock & Co Ltd	388
70,912		Yue Yuen Industrial Holdings	264
		TOTAL HONG KONG	155,535

INDIA - 0.5%
200,000		Axis Bank Ltd	1,517
1,650,000		Bank of Baroda	4,645
3	*	Bharti Infratel Ltd	0	^
180,000		Cadila Healthcare Ltd	5,740
133,600		Container Corp Of India Ltd	3,025
322,531	*	DEN Networks Ltd	596
3,893,510	*	DLF Ltd	8,186
110,200		Dr Reddy’s Laboratories Ltd	7,008
450,000		HDFC Bank Ltd	7,351
350,000	*	Hindustan Petroleum Corp Ltd	4,127
332,666		Housing Development Finance Corp	6,164
450,000		ICICI Bank Ltd (ADR)	3,771
283,431	*	Jyothy Laboratories Ltd	1,375
99,896	*	LIC Housing Finance Ltd	717
210,000		Lupin Ltd	6,520
100,756	*,e	MakeMyTrip Ltd	1,385
90,834		Prestige Estates Projects Ltd	299
1,113,028	*	Puravankara Projects Ltd	1,054
111,069		Reliance Industries Ltd	1,462
154,738		Shriram Transport Finance Co Ltd	2,187
400,000		Sun Pharmaceutical Industries Ltd	5,293
813,513	*	Sunteck Realty Ltd	2,747
1,371,559	*	Tata Motors Ltd	4,535
26,406,156	*	Unitech Ltd	2,486
		TOTAL INDIA	82,190

IRELAND - 1.2%
1,282,674	*	Bank of Ireland	502
1,609,790		CRH plc	42,495
45,613		Experian Group Ltd	732
3,002,262		Green REIT plc	4,992
6,470,177		Hibernia REIT plc	9,167
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
147,992	*,m	Irish Bank Resolution Corp Ltd	$0	^
43,577		James Hardie Industries NV	526
326,833		Kerry Group plc (Class A)	24,588
6,302		Ryanair Holdings plc	92
446,715		Ryanair Holdings plc (ADR)	34,978
404,790		Shire Ltd	27,672
977,088		Smurfit Kappa Group plc	26,325
1,151,023		XL Capital Ltd	41,805
		TOTAL IRELAND	213,874

ISRAEL - 0.2%
1,547		Azrieli Group	62
50,921		Bank Hapoalim Ltd	256
66,800	*	Bank Leumi Le-Israel	249
92,814		Bezeq Israeli Telecommunication Corp Ltd	178
36,870	*,e	Check Point Software Technologies	2,925
169		Delek Group Ltd	37
21,918		Israel Chemicals Ltd	113
133		Israel Corp Ltd	32
7,112		Mizrahi Tefahot Bank Ltd	84
2,515		Nice Systems Ltd	141
40,207		Teva Pharmaceutical Industries Ltd	2,272
367,146		Teva Pharmaceutical Industries Ltd (ADR)	20,729
		TOTAL ISRAEL	27,078

ITALY - 1.1%
4,000,000		A2A S.p.A.	4,966
55,201		Assicurazioni Generali S.p.A.	1,010
18,978		Autostrade S.p.A.	531
11,405,498		Banca Intesa S.p.A.	40,292
45,806		Banca Intesa S.p.A. RSP	148
119,898	*	Banca Monte dei Paschi di Siena S.p.A	214
41,789	e	Banche Popolari Unite Scpa	297
16,988	*	Banco Popolare SC	251
86,556		Enel Green Power S.p.A	164
4,085,535		Enel S.p.A.	18,230
679,315	e	ENI S.p.A.	10,686
114,878		Exor S.p.A.	5,008
19,445	*	Finmeccanica S.p.A.	243
58,164		Fondiaria-Sai S.p.A	126
286,454		Luxottica Group S.p.A.	19,853
2,184,673		Mediaset S.p.A.	10,057
5,342,674		Mediobanca S.p.A.	52,565
600,000		Mediolanum S.p.A.	4,286
859,520		Moncler S.p.A	15,392
765,600	*,g	OVS S.p.A	5,227
12,180		Pirelli & C S.p.A.	204
8,700		Prysmian S.p.A.	180
11,149	*,e	Saipem S.p.A.	89
97,142		Snam Rete Gas S.p.A.	499
274,332		Telecom Italia RSP	281
533,088	*,e	Telecom Italia S.p.A.	657
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
68,405		Terna Rete Elettrica Nazionale S.p.A.	$332
223,279		UniCredit S.p.A	1,392
304,209	*	Yoox S.p.A	9,159
		TOTAL ITALY	202,339

JAPAN - 8.1%
2,700		ABC-Mart, Inc	151
45,100	*,e	Acom Co Ltd	231
600		Activia Properties Inc	2,510
1,490		Advance Residence Investment Corp	3,143
68,909		Aeon Co Ltd	1,069
11,603	e	AEON Financial Service Co Ltd	230
12,160		Aeon Mall Co Ltd	187
17,000		Air Water, Inc	255
202,642		Aisin Seiki Co Ltd	6,799
59,529		Ajinomoto Co, Inc	1,255
18,600		Alfresa Holdings Corp	318
123,435		All Nippon Airways Co Ltd	346
18,400		Alps Electric Co Ltd	520
36,744		Amada Co Ltd	280
2,637,848		Aozora Bank Ltd	9,149
201,007		Asahi Breweries Ltd	6,521
98,773		Asahi Glass Co Ltd	577
393,134		Asahi Kasei Corp	2,772
16,900		Asics Corp	403
712,000		Astellas Pharma, Inc	9,216
116,105		Bank of Kyoto Ltd	1,181
393,971		Bank of Yokohama Ltd	2,395
6,953	e	Benesse Corp	186
536,104		Bridgestone Corp	18,552
25,185		Brother Industries Ltd	304
47,800		Calbee, Inc	1,547
113,097		Canon, Inc	3,272
21,833	e	Casio Computer Co Ltd	397
49,500		Central Japan Railway Co	7,981
262,323		Chiba Bank Ltd	1,863
105,100	e	Chiyoda Corp	718
208,366		Chubu Electric Power Co, Inc	3,072
78,658		Chugai Pharmaceutical Co Ltd	2,416
54,100		Chugoku Bank Ltd	803
91,553		Chugoku Electric Power Co, Inc	1,262
27,242		Citizen Watch Co Ltd	188
5,700	e	COLOPL, Inc	92
265,600	*	COOKPAD, Inc	5,607
15,955		Credit Saison Co Ltd	290
1,200		Crescendo Investment Corp	880
816,800	*,e	CYBERDYNE, Inc	9,690
56,076		Dai Nippon Printing Co Ltd	542
31,130		Daicel Chemical Industries Ltd	382
20,590	e	Daihatsu Motor Co Ltd	238
939,300		Dai-ichi Mutual Life Insurance Co	14,953
66,897	e	Daiichi Sankyo Co Ltd	1,161
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
80,346		Daikin Industries Ltd	$4,506
17,063	e	Dainippon Sumitomo Pharma Co Ltd	171
17,511		Daito Trust Construction Co Ltd	1,779
250,156		Daiwa House Industry Co Ltd	6,202
488,300		Daiwa Securities Group, Inc	3,160
676,600	e	Dena Co Ltd	12,557
293,445		Denso Corp	12,430
22,955		Dentsu, Inc	1,178
462,500		Don Quijote Co Ltd	17,425
221,152		East Japan Railway Co	18,636
26,817		Eisai Co Ltd	1,582
42,393		Electric Power Development Co	1,294
6,144		FamilyMart Co Ltd	280
38,443		Fanuc Ltd	5,914
29,018		Fast Retailing Co Ltd	11,803
1,207,822		Fuji Electric Holdings Co Ltd	4,380
717,942		Fuji Heavy Industries Ltd	25,835
557,084		Fujifilm Holdings Corp	20,825
235,991		Fujitsu Ltd	1,027
262,663		Fukuoka Financial Group, Inc	1,251
159,400		GMO Payment Gateway, Inc	6,167
49,000	e	GungHo Online Entertainment Inc	146
128,879		Gunma Bank Ltd	825
132,842		Hachijuni Bank Ltd	943
24,200		Hakuhodo DY Holdings, Inc	229
15,000		Hamamatsu Photonics KK	339
122,000		Hankyu Hanshin Holdings, Inc	746
700,000		Haseko Corp	7,930
35,000	m	Higo Bank Ltd	256
1,900		Hikari Tsushin, Inc	133
86,882		Hino Motors Ltd	885
3,200		Hirose Electric Co Ltd	348
173,000		Hiroshima Bank Ltd	1,000
6,167		Hisamitsu Pharmaceutical Co, Inc	206
10,952		Hitachi Chemical Co Ltd	151
12,322	e	Hitachi Construction Machinery Co Ltd	165
22,800		Hitachi High-Technologies Corp	494
6,808,285		Hitachi Ltd	34,355
22,300		Hitachi Metals Ltd	259
397,000		Hokuhoku Financial Group, Inc	909
57,731		Hokuriku Electric Power Co	776
551,596		Honda Motor Co Ltd	16,463
67,000	e	House Foods Corp	1,133
725,253		Hoya Corp	23,753
158		Hulic Reit, Inc	209
13,166		Ibiden Co Ltd	172
1,552		Ichigo Real Estate Investment Corp	1,070
9,500		Idemitsu Kosan Co Ltd	146
15,500		Iida Group Holdings Co Ltd	242
200		Industrial & Infrastructure Fund Investment Corp	870
287,400		Infomart Corp	3,258
100,600		Inpex Holdings, Inc	899
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
148,781		Isetan Mitsukoshi Holdings Ltd	$2,232
1,853,878		Ishikawajima-Harima Heavy Industries Co Ltd	4,764
63,400		Isuzu Motors Ltd	637
835,670		Itochu Corp	8,834
24,800		Itochu Techno-Science Corp	529
80,552		Iyo Bank Ltd	926
280,100		J Front Retailing Co Ltd	4,537
239,900		Japan Airlines Co Ltd	8,489
4,500	e	Japan Airport Terminal Co Ltd	194
91		Japan Prime Realty Investment Corp	296
137		Japan Real Estate Investment Corp	631
5,243		Japan Rental Housing Investments, Inc	3,424
750		Japan Retail Fund Investment Corp	1,451
455,100		Japan Tobacco, Inc	14,117
53,004		JFE Holdings, Inc	696
72,978		JGC Corp	968
215,624		Joyo Bank Ltd	1,136
20,153		JSR Corp	290
421,603		JTEKT Corp	5,903
685,980		JX Holdings, Inc	2,477
500,000	*	kabu.com Securities Co Ltd	1,622
89,372		Kajima Corp	474
15,600		Kakaku.com, Inc	253
208,252		Kamigumi Co Ltd	1,706
28,900		Kaneka Corp	213
234,774	*	Kansai Electric Power Co, Inc	2,610
24,480		Kansai Paint Co Ltd	333
53,253		Kao Corp	2,414
551,212	e	Kawasaki Heavy Industries Ltd	1,903
528,200		KDDI Corp	11,823
54,000		Keihan Electric Railway Co Ltd	360
163,622		Keihin Electric Express Railway Co Ltd	1,302
200,910		Keio Corp	1,428
29,426		Keisei Electric Railway Co Ltd	323
1,838		Kenedix Realty Investment Corp	8,736
12,551		Keyence Corp	5,605
15,795		Kikkoman Corp	435
376,914		Kintetsu Corp	1,354
87,449		Kirin Brewery Co Ltd	1,147
331,084		Kobe Steel Ltd	359
10,800		Koito Manufacturing Co Ltd	353
97,922		Komatsu Ltd	1,437
9,973		Konami Corp	216
49,113		Konica Minolta Holdings, Inc	517
3,200		Kose Corp	292
1,117,258		Kubota Corp	15,376
36,374		Kuraray Co Ltd	453
11,645		Kurita Water Industries Ltd	247
33,900		Kyocera Corp	1,553
25,045		Kyowa Hakko Kogyo Co Ltd	373
135,484	*	Kyushu Electric Power Co, Inc	1,478
6,851		Lawson, Inc	505
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
28,923		LIXIL Group Corp	$589
17,200		Mabuchi Motor Co Ltd	747
100,000		Maeda Corp	730
56,936		Makita Corp	3,029
906,572		Marubeni Corp	4,442
23,509		Marui Co Ltd	284
4,896	e	Maruichi Steel Tube Ltd	111
1,222,100		Matsui Securities Co Ltd	10,597
613,255		Matsushita Electric Industrial Co Ltd	6,206
712,600		Mazda Motor Corp	11,260
6,800	e	McDonald’s Holdings Co Japan Ltd	153
14,512		Mediceo Paltac Holdings Co Ltd	230
12,898		MEIJI Holdings Co Ltd	946
34,000		Minebea Co Ltd	361
18,600		Miraca Holdings, Inc	789
270,000	*	MISUMI Group, Inc	2,786
444,319		Mitsubishi Chemical Holdings Corp	2,320
355,795		Mitsubishi Corp	5,832
892,814		Mitsubishi Electric Corp	8,179
307,705		Mitsubishi Estate Co Ltd	6,286
117,160		Mitsubishi Gas Chemical Co, Inc	541
1,138,150		Mitsubishi Heavy Industries Ltd	5,090
13,262	e	Mitsubishi Logistics Corp	154
119,293		Mitsubishi Materials Corp	362
67,800		Mitsubishi Motors Corp	519
5,551,754		Mitsubishi UFJ Financial Group, Inc	33,545
50,900		Mitsubishi UFJ Lease & Finance Co Ltd	224
516,304		Mitsui & Co Ltd	5,803
261,087		Mitsui Chemicals, Inc	837
901,100		Mitsui Engineering & Shipbuilding Co Ltd	1,300
984,437		Mitsui Fudosan Co Ltd	26,985
120,499	e	Mitsui OSK Lines Ltd	289
214,009		Mitsui Sumitomo Insurance Group Holdings, Inc	5,742
1,740,918		Mitsui Trust Holdings, Inc	6,381
4,700	e	Mixi Inc	161
5,812,556		Mizuho Financial Group, Inc	10,873
516,800		MonotaRO Co Ltd	11,839
332,920		Murata Manufacturing Co Ltd	43,005
13,000		Nabtesco Corp	238
92,000		Nagoya Railroad Co Ltd	362
18,706		Namco Bandai Holdings, Inc	434
794,615		NEC Corp	2,446
13,800		Nexon Co Ltd	184
250,179		NGK Insulators Ltd	4,787
18,888		NGK Spark Plug Co Ltd	434
16,438		NHK Spring Co Ltd	159
123,470		Nidec Corp	8,491
36,281	e	Nikon Corp	439
57,298		Nintendo Co Ltd	9,658
467		Nippon Building Fund, Inc	2,260
42,184		Nippon Electric Glass Co Ltd	204
88,441		Nippon Express Co Ltd	423
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
18,944		Nippon Meat Packers, Inc	$387
15,800		Nippon Paint Co Ltd	276
2,630		Nippon ProLogis REIT, Inc	4,772
150,278		Nippon Steel Corp	2,738
467,100	*	Nippon Telegraph & Telephone Corp	16,453
542,308		Nippon Yusen Kabushiki Kaisha	1,257
1,277,843		Nissan Motor Co Ltd	11,749
22,600		Nisshin Seifun Group, Inc	329
6,735		Nissin Food Products Co Ltd	310
7,900		Nitori Co Ltd	619
335,537		Nitto Denko Corp	20,096
35,253		NKSJ Holdings, Inc	1,024
10,551		NOK Corp	228
5,232,463		Nomura Holdings, Inc	30,371
13,474		Nomura Real Estate Holdings, Inc	271
359	m	Nomura Real Estate Master Fund, Inc	457
96,320		Nomura Research Institute Ltd	3,697
49,311		NSK Ltd	478
113,300		NTT Data Corp	5,712
439,500		NTT DoCoMo, Inc	7,413
12,900		NTT Urban Development Corp	119
68,259		Obayashi Corp	582
217,098		Odakyu Electric Railway Co Ltd	1,955
83,797		OJI Paper Co Ltd	360
487,800		Olympus Corp	15,219
20,713		Omron Corp	623
153,598		Ono Pharmaceutical Co Ltd	18,211
3,803		Oracle Corp Japan	161
21,200		Oriental Land Co Ltd	1,184
1,883,700		ORIX Corp	24,298
198,981		Osaka Gas Co Ltd	754
58,600		Osaka Securities Exchange Co Ltd	857
8,900		Otsuka Corp	434
41,300		Otsuka Holdings KK	1,319
31,200		Park24 Co Ltd	586
1,400,000	*	Pioneer Corp	3,042
50,000		Pola Orbis Holdings, Inc	3,109
98,400		Rakuten, Inc	1,258
15,100		Recruit Holdings Co Ltd	453
1,089,630		Resona Holdings, Inc	5,552
413,881	e	Ricoh Co Ltd	4,177
3,799		Rinnai Corp	290
164,224		Rohm Co Ltd	7,303
2,600		Ryohin Keikaku Co Ltd	529
5,080		Sankyo Co Ltd	181
5,000	e	Sanrio Co Ltd	137
144,500		Santen Pharmaceutical Co Ltd	1,940
212,000		Sapporo Holdings Ltd	827
109,800		Sawai Pharmaceutical Co Ltd	6,388
23,080		SBI Holdings, Inc	261
22,234		Secom Co Ltd	1,337
19,743	e	Sega Sammy Holdings, Inc	193
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
13,000		Seibu Holdings, Inc	$263
29,800		Seiko Epson Corp	422
127,551		Sekisui Chemical Co Ltd	1,343
232,720		Sekisui House Ltd	3,645
368,681		Seven & I Holdings Co Ltd	16,824
61,400		Seven Bank Ltd	266
163,106	*,e	Sharp Corp	187
58,919		Shikoku Electric Power Co, Inc	961
26,982		Shimadzu Corp	390
6,997		Shimamura Co Ltd	754
8,281		Shimano, Inc	1,163
1,548,962		Shimizu Corp	13,300
224,700		Shin-Etsu Chemical Co Ltd	11,524
549,649		Shinsei Bank Ltd	1,130
101,933		Shionogi & Co Ltd	3,654
38,485		Shiseido Co Ltd	839
56,301		Shizuoka Bank Ltd	565
32,000		Shoei Co Ltd	289
20,573		Showa Shell Sekiyu KK	162
5,788		SMC Corp	1,267
70,300		SMS Co Ltd	1,189
690,560		Softbank Corp	31,931
2,400,000		Sojitz Holdings Corp	4,471
80,100		So-net M3, Inc	1,592
1,684,382	*	Sony Corp	41,288
748,600		Sony Financial Holdings, Inc	12,287
15,015		Stanley Electric Co Ltd	300
1,178,883		Sumitomo Chemical Co Ltd	5,961
261,363		Sumitomo Corp	2,527
79,076		Sumitomo Electric Industries Ltd	1,012
1,539,625		Sumitomo Heavy Industries Ltd	6,101
53,464		Sumitomo Metal Mining Co Ltd	607
1,151,379		Sumitomo Mitsui Financial Group, Inc	43,661
189,725		Sumitomo Realty & Development Co Ltd	6,038
18,163		Sumitomo Rubber Industries, Inc	252
14,500		Suntory Beverage & Food Ltd	557
236,154		Suruga Bank Ltd	4,394
8,300		Suzuken Co Ltd	277
38,822		Suzuki Motor Corp	1,194
310,200		Sysmex Corp	16,382
180,331		T&D Holdings, Inc	2,130
122,000		Taiheiyo Cement Corp	366
334,143		Taisei Corp	2,178
3,423		Taisho Pharmaceutical Holdings Co Ltd	197
16,372		Taiyo Nippon Sanso Corp	156
414,718		Takashimaya Co Ltd	3,351
318,648		Takeda Pharmaceutical Co Ltd	13,980
76,881		Tanabe Seiyaku Co Ltd	1,357
85,527		TDK Corp	4,837
1,247,613		Teijin Ltd	3,790
32,200		Terumo Corp	911
59,776		THK Co Ltd	952
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
315,878		Tobu Railway Co Ltd	$1,357
11,975		Toho Co Ltd	273
43,000		Toho Gas Co Ltd	254
153,115		Tohoku Electric Power Co, Inc	2,075
490,764		Tokio Marine Holdings, Inc	18,335
154,060	*	Tokyo Electric Power Co, Inc	1,029
18,310		Tokyo Electron Ltd	865
2,871,724		Tokyo Gas Co Ltd	13,891
50,000		Tokyo Ohka Kogyo Co Ltd	1,325
21,900		Tokyo Tatemono Co Ltd	261
554,852		Tokyu Corp	4,072
54,600		Tokyu Fudosan Holdings Corp	363
218,126		TonenGeneral Sekiyu KK	2,114
55,427		Toppan Printing Co Ltd	446
499,664		Toray Industries, Inc	4,320
509,481		Toshiba Corp	1,284
900,000		Tosoh Corp	4,331
15,191		Toto Ltd	473
17,039		Toyo Seikan Kaisha Ltd	271
39,399		Toyo Suisan Kaisha Ltd	1,494
186,697		Toyoda Gosei Co Ltd	3,669
17,361		Toyota Industries Corp	826
2,035,648		Toyota Motor Corp	119,183
22,694		Toyota Tsusho Corp	478
11,128		Trend Micro, Inc	393
120,800		Uni-Charm Corp	2,140
279		United Urban Investment Corp	373
23,030		USS Co Ltd	383
36,900		West Japan Railway Co	2,313
486,100		Yahoo! Japan Corp	1,851
9,377		Yakult Honsha Co Ltd	467
74,490	e	Yamada Denki Co Ltd	300
71,406	e	Yamaguchi Financial Group, Inc	875
17,688		Yamaha Corp	392
27,883		Yamaha Motor Co Ltd	561
37,255		Yamato Transport Co Ltd	713
12,553		Yamazaki Baking Co Ltd	193
374,984	e	Yaskawa Electric Corp	3,827
24,010		Yokogawa Electric Corp	251
10,600		Yokohama Rubber Co Ltd	187
		TOTAL JAPAN	1,449,051

JERSEY, C.I. - 0.0%
4,384		Randgold Resources Ltd	258
		TOTAL JERSEY, C.I.	258

KOREA, REPUBLIC OF - 0.1%
29,000		Hanssem Co Ltd	7,022
40,743		KB Financial Group, Inc	1,211
3,000		Naver Corp	1,300
3,564		Samsung Electronics Co Ltd	3,419
20,000		Samsung Fire & Marine Insurance Co Ltd	4,723
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
90,000		Woongjin Coway Co Ltd	$6,369
		TOTAL KOREA, REPUBLIC OF	24,044

LUXEMBOURG - 0.1%
47,101	e	ArcelorMittal	244
4,133,305		B&M European Value Retail S.A.	20,393
3,015		Millicom International Cellular S.A.	189
1,885		RTL Group	163
15,055		SES Global S.A.	475
23,233		Tenaris S.A.	279
		TOTAL LUXEMBOURG	21,743

MACAU - 0.0%
97,792		MGM China Holdings Ltd	114
151,783	e	Wynn Macau Ltd	174
		TOTAL MACAU	288

MALAYSIA - 0.1%
5,555,550		Karex BHD	4,107
1,266,980		Public Bank BHD	5,052
1,200,000		Tenaga Nasional BHD	3,282
34,562		YNH Property BHD	15
		TOTAL MALAYSIA	12,456

MEXICO - 0.1%
182,158	*	Cemex SAB de C.V. (ADR)	1,273
11,200	e	Fresnillo plc	100
700,000		Gruma SAB de C.V.	9,723
		TOTAL MEXICO	11,096

NETHERLANDS - 1.7%
84,773		Aegon NV	486
225,000	*	AerCap Holdings NV	8,604
346,916		Akzo Nobel NV	22,563
12,054	*	Altice NV (Class A)	252
3,633	*	Altice NV (Class B)	81
470,054		ASML Holding NV	41,319
44,600	e	ASML Holding NV (ADR)	3,924
3,942		Boskalis Westminster	173
9,295		Delta Lloyd NV	78
8,221		DSM NV	379
226,241	g	Euronext NV	9,651
3,872	e	Gemalto NV	252
4,729		Heineken Holding NV	337
10,618		Heineken NV	860
6,258,901		ING Groep NV	88,470
1,371,962		ING Groep NV (ADR)	19,386
41,739		Koninklijke Ahold NV	814
43,333		Koninklijke Philips Electronics NV	1,019
3,180		Koninklijke Vopak NV	127

8,971		NN Group NV	258
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
240,514	*	NXP Semiconductors NV	$20,942
4,137	*,e	OCI NV	106
5,735		Randstad Holdings NV	343
1,499,105		Royal Dutch Shell plc (A Shares)	35,389
1,057,020		Royal Dutch Shell plc (B Shares)	24,994
150,067		Royal KPN NV	563
23,646		TNT Express NV	180
1,036,400	*	TomTom NV	10,610
183,968	e	Wolters Kluwer NV	5,673
		TOTAL NETHERLANDS	297,833

NEW ZEALAND - 0.1%
4,000,000		Air New Zealand Ltd	6,294
88,380		Auckland International Airport Ltd	277
70,276		Contact Energy Ltd	223
66,214	e	Fletcher Building Ltd	289
120,762	*,e	Meridian Energy Ltd	163
67,787	e	Mighty River Power Ltd	109
36,298	e	Ryman Healthcare Ltd	170
900,000	e	Sky Network Television Ltd	2,682
179,218		Telecom Corp of New Zealand Ltd	342
		TOTAL NEW ZEALAND	10,549

NORWAY - 0.3%
779,257		DNB NOR Holding ASA	10,142
10,160		Gjensidige Forsikring BA	137
65,470		Norsk Hydro ASA	218
38,839		Orkla ASA	287
400,000		PAN Fish ASA	5,089
2,949,863		Statoil ASA	43,006
34,565		Telenor ASA	646
8,535		Yara International ASA	340
		TOTAL NORWAY	59,865

PHILIPPINES - 0.1%
20,895,900	*	Melco Crown Philippines Resorts Corp	1,671
4,174,604		Metropolitan Bank & Trust	7,293
7,905,230		Robinsons Retail Holdings, Inc	12,365
		TOTAL PHILIPPINES	21,329

POLAND - 0.0%
800,000	*	Polska Grupa Energetyczna S.A.	2,842
		TOTAL POLAND	2,842

PORTUGAL - 0.1%
1,835,697	*,e	Banco Comercial Portugues S.A.	90
110,321		Energias de Portugal S.A.	404
17,527		Galp Energia SGPS S.A.	173
659,178		Jeronimo Martins SGPS S.A.	8,896
		TOTAL PORTUGAL	9,563
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
RUSSIA - 0.1%
1,509,800		Sberbank of Russian Federation (ADR)	$7,476
203,100	*	X 5 Retail Group NV (GDR)	3,541
		TOTAL RUSSIA	11,017

SINGAPORE - 0.3%
206,855		Ascendas REIT	341
144,603		Avago Technologies Ltd	18,077
185,197		CapitaCommercial Trust	175
780,746		CapitaLand Ltd	1,474
654,017		CapitaMall Trust	875
138,800		City Developments Ltd	752
202,648		ComfortDelgro Corp Ltd	409
738,706		DBS Group Holdings Ltd	8,432
593,192		Genting International plc	303
1,940,495		Global Logistic Properties	2,790
683,765		Golden Agri-Resources Ltd	159
557,347		Hutchison Port Holdings Trust	307
11,866	*,e	Jardine Cycle & Carriage Ltd	225
421,268	e	Keppel Corp Ltd	2,015
54,756		Keppel Infrastructure Trust	20
78,567		K-REIT Asia	53
458,115	e	Oversea-Chinese Banking Corp	2,837
95,148		SembCorp Industries Ltd	232
367,917	e	SembCorp Marine Ltd	594
155,384		Singapore Airlines Ltd	1,170
268,943		Singapore Exchange Ltd	1,330
524,025	e	Singapore Press Holdings Ltd	1,414
484,507		Singapore Technologies Engineering Ltd	1,016
2,631,491		Singapore Telecommunications Ltd	6,661
62,530		StarHub Ltd	152
229,800		Suntec Real Estate Investment Trust	243
266,268		United Overseas Bank Ltd	3,477
47,209	e	United Overseas Land Ltd	200
185,562		Wilmar International Ltd	336
1,660,700	e	Yanlord Land Group Ltd	1,186
		TOTAL SINGAPORE	57,255

SOUTH AFRICA - 0.1%
26,500		Investec plc	203
557,295		Mondi plc	11,680
32,300		Naspers Ltd (N Shares)	4,048
800,000		Sanlam Ltd	3,460
90,000	e	Sasol Ltd	2,521
		TOTAL SOUTH AFRICA	21,912

SPAIN - 0.8%
21,660	e	Abertis Infraestructuras S.A. (Continuous)	343
80,000	e	Acciona S.A.	5,677
188,915	e	Acerinox S.A.	1,689
9,241		ACS Actividades Construccion y Servicios S.A.	266
3,151	*,g	Aena S.A.	349
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
609,982		Amadeus IT Holding S.A.	$26,135
294,252		Banco Bilbao Vizcaya Argentaria S.A.	2,488
231,957	e	Banco de Sabadell S.A.	427
79,353	e	Banco Popular Espanol S.A.	290
678,577		Banco Santander Central Hispano S.A.	3,608
215,377		Bankia S.A.	279
31,872	e	Bankinter S.A.	235
30,981	*,m	CaixaBank S.A.	120
160,000	*,g	Cellnex Telecom SAU	2,726
49,978		Corp Mapfre S.A.	131
2,933,982		Criteria CaixaBank S.A.	11,323
928,415	e	Distribuidora Internacional de Alimentacion S.A.	5,620
9,894		Enagas	284
1,029,574		Endesa S.A.	21,712
20,535		Ferrovial S.A.	491
216,321		Gas Natural SDG S.A.	4,221
300,000	e	Gestevision Telecinco S.A.	3,280
6,956	e	Grifols S.A.	288
4,096,561		Iberdrola S.A.	27,296
50,951		Inditex S.A.	1,708
129,390	*,e,m	Let’s GOWEX S.A.	1
5,060		Red Electrica de Espana	420
302,000		Repsol YPF S.A.	3,522
235,400	e	Tecnicas Reunidas S.A.	10,425
541,009		Telefonica S.A.	6,563
7,795	*,e	Zardoya Otis S.A.	84
		TOTAL SPAIN	142,001

SWEDEN - 0.8%
13,983		Alfa Laval AB	229
271,036		Assa Abloy AB	4,861
31,216		Atlas Copco AB (A Shares)	751
18,412		Atlas Copco AB (B Shares)	412
13,323	e	Autoliv, Inc	1,452
803,196		Boliden AB	12,577
1,187,024		Electrolux AB (Series B)	33,541
141,935		Ericsson (LM) (B Shares)	1,392
9,313		Getinge AB (B Shares)	208
44,292		Hennes & Mauritz AB (B Shares)	1,618
296,825		Hexagon AB (B Shares)	9,068
19,914		Husqvarna AB (B Shares)	131
3,320	e	ICA Gruppen AB	112
8,009		Industrivarden AB	141
713,283		Intrum Justitia AB	24,674
20,798		Investor AB (B Shares)	715
200,000		JM AB	5,379
964,019	e	Kinnevik Investment AB (Series B)	27,557
10,754	*,e	Lundin Petroleum AB	139
200,000		NCC AB (B Shares)	6,043
141,728		Nordea Bank AB	1,581
49,848		Sandvik AB	425
13,693		Securitas AB (B Shares)	167
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
70,280		Skandinaviska Enskilda Banken AB (Class A)	$752
17,724		Skanska AB (B Shares)	348
18,591		SKF AB (B Shares)	342
27,598		Svenska Cellulosa AB (B Shares)	772
70,142		Svenska Handelsbanken AB	1,006
242,305		Swedbank AB (A Shares)	5,360
9,568		Swedish Match AB	289
14,067		Tele2 AB	137
120,026		TeliaSonera AB	648
582,157		Volvo AB (B Shares)	5,577
		TOTAL SWEDEN	148,404

SWITZERLAND - 4.4%
102,419		ABB Ltd	1,812
65,791		Actelion Ltd	8,362
400,854		Adecco S.A.	29,357
4,082		Aryzta AG.	173
54,446		Baloise Holding AG.	6,240
104		Barry Callebaut AG.	113
398,809		Cie Financiere Richemont S.A.	31,032
180,000		Clariant AG.	3,031
9,548		Coca-Cola HBC AG.	202
534,457		Credit Suisse Group	12,847
1,824	*	Dufry Group	214
388		EMS-Chemie Holding AG.	160
7,200		Flughafen Zuerich AG.	5,011
1,756		Geberit AG.	537
8,000		Georg Fischer AG.	4,534
424		Givaudan S.A.	690
569,311		Glencore Xstrata plc	790
690,699		Holcim Ltd	36,206
10,264		Julius Baer Group Ltd	466
8,000		Kaba Holding AG.	4,913
2,545		Kuehne & Nagel International AG.	327
291,027		LafargeHolcim Ltd	15,160
44		Lindt & Spruengli AG.	258
5		Lindt & Spruengli AG. (Registered)	355
310,344		Lonza Group AG.	40,722
1,178,077		Nestle S.A.	88,598
2,090,587		Novartis AG.	192,150
1,689		Pargesa Holding S.A.	99
765		Partners Group	259
2,593		Phonak Holding AG.	334
369,035		Roche Holding AG.	97,968
2,192		Schindler Holding AG.	315
1,027		Schindler Holding AG. (Registered)	151
255		SGS S.A.	446
100		Sika AG.	308
28,964	e	STMicroelectronics NV	198
1,102		Sulzer AG.	108
1,420		Swatch Group AG.	527
2,461		Swatch Group AG. (Registered)	177
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,501		Swiss Life Holding	$335
3,296		Swiss Prime Site AG.	241
518,248		Swiss Re Ltd	44,464
1,188		Swisscom AG.	593
35,961		Syngenta AG.	11,522
546,011		TE Connectivity Ltd	32,701
4,201,726		UBS AG.	77,682
513,162		Wolseley plc	30,017
6,960		Zurich Financial Services AG.	1,709
		TOTAL SWITZERLAND	784,414

TAIWAN - 0.3%
3,000,000		Advanced Semiconductor Engineering, Inc	3,269
150,000		Catcher Technology Co Ltd	1,604
3,360,000		Cathay Financial Holding Co Ltd	4,602
996,965		Eclat Textile Co Ltd	15,830
2,781,746		Hota Industrial Manufacturing Co Ltd	8,933
447,200		King Slide Works Co Ltd	6,116
2,300,000		Pegatron Technology Corp	5,629
		TOTAL TAIWAN	45,983

THAILAND - 0.0%
3,000,000		Delta Electronics Thai PCL	7,283
		TOTAL THAILAND	7,283

TURKEY - 0.0%
5,700,849		Emlak Konut Gayrimenkul Yatiri	4,733
		TOTAL TURKEY	4,733

UNITED ARAB EMIRATES - 0.1%
473,008	*	Emaar Malls Group PJSC	400
4,715,574		Emaar Properties PJSC	8,357
1,425,000		First Gulf Bank PJSC	5,420
		TOTAL UNITED ARAB EMIRATES	14,177

UNITED KINGDOM - 7.6%
45,856		3i Group plc	324
41,318	e	Aberdeen Asset Management plc	186
9,584		Admiral Group plc	218
12,216		Aggreko plc	176
1,639,830	*	Aldermore Group plc	6,953
18,528		AMEC plc	201
66,684		Anglo American plc (London)	557
2,992,189		ARM Holdings plc	42,989
2,707,043		Ashtead Group plc	38,282
110,100	*	ASOS plc	4,615
979,550		Associated British Foods plc	49,574
488,757		AstraZeneca plc	30,996
3,121,601	*,g	Auto Trader Group plc	16,061
638,733		Aviva plc	4,369
11,908		Babcock International Group	165
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
148,083		BAE Systems plc	$1,004
29,319,200		Barclays plc	108,504
46,671		Barratt Developments plc	456
300,000		Bellway plc	11,304
671,043	*	Belmond Ltd.	6,784
159,163		BG Group plc	2,296
4,489,913		BP plc	22,779
86,947		British American Tobacco plc	4,797
294,317		British Land Co plc	3,738
2,914,173		Britvic plc	29,949
1,065,543		BT Group plc	6,782
16,004		Bunzl plc	429
21,000		Burberry Group plc	435
31,217		Capita Group plc	567
229,354		Centrica plc	797
686,400		Cineworld Group plc	5,772
160,000		Close Brothers Group plc	3,619
44,597		CNH Industrial NV	291
53,015		Cobham plc	230
453,171		Compass Group plc	7,238
136,700		Consort Medical plc	1,934
6,410		Croda International plc	263
60,000		DCC plc	4,534
871,598		Delphi Automotive plc	66,276
117,021		Diageo plc	3,144
64,757		Direct Line Insurance Group plc	367
1,289,323		easyJet plc	34,804
1,291,801	*,e	Fiat DaimlerChrysler Automobiles NV	16,790
77,703		GKN plc	316
972,577		GlaxoSmithKline plc	18,668
74,177		Group 4 Securicor plc	259
36,561		Hammerson plc	345
11,648		Hargreaves Lansdown plc	213
8,557,727		Hays plc	19,892
3,527,569		HSBC Holdings plc	26,611
300,000		HSBC Holdings plc (Hong Kong)	2,253
25,608		ICAP plc	177
12,999		IMI plc	187
184,776		Imperial Tobacco Group plc	9,553
1,075,000		Inchcape plc	11,714
21,192		Inmarsat plc	315
10,802		InterContinental Hotels Group plc	374
37,452	*	International Consolidated Airlines Group S.A.	336
7,384,455	*	International Consolidated Airlines Group S.A. (London)	65,964
7,460		Intertek Group plc	275
174,975		ITV plc	652
59,750	e	J Sainsbury plc	236
9,661		Johnson Matthey plc	358
1,866,414	*	Just Eat plc	11,612
106,376		Kingfisher plc	578
37,119		Land Securities Group plc	708
10,169,294		Legal & General Group plc	36,668
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
228,225	*	Liberty Global plc	$9,362
522,621	*	Liberty Global plc (Class A)	22,441
1,652	*	Liberty Global plc LiLAC (Class A)	56
1,902	*	Liberty Global plc LiLAC (Class C)	65
43,563		Liberty International plc	217
36,347,878		Lloyds TSB Group plc	41,381
14,671		London Stock Exchange Group plc	538
6,800,024		Man Group plc	15,785
77,242		Marks & Spencer Group plc	586
35,801		Meggitt plc	258
45,890		Melrose Industries plc	184
32,454	g	Merlin Entertainments plc	183
174,254		National Grid plc	2,427
44,429		New Carphone Warehouse plc	286
330,043		Next plc	38,035
224,400		Old Mutual plc	643
38,333		Pearson plc	655
16,313		Pentair plc	833
13,897		Persimmon plc	423
11,397	e	Petrofac Ltd	133
3,562,335		Prudential plc	75,153
29,928		Reckitt Benckiser Group plc	2,714
557,983	*	Reed Elsevier NV	9,116
51,778		Reed Elsevier plc	888
32,675		Rexam plc	259
227,462		Rightmove plc	12,580
180,507		Rio Tinto Ltd	6,210
557,299		Rio Tinto plc	18,699
86,666		Rolls-Royce Group plc	889
150,644	*	Royal Bank of Scotland Group plc	719
36,371		Royal Mail plc	253
47,154		RSA Insurance Group plc	287
1,712,436		SABMiller plc	96,972
49,012		Sage Group plc	371
6,130		Schroders plc	261
46,161		Scottish & Southern Energy plc	1,045
16,064	*,e	Seadrill Ltd (Oslo Exchange)	94
37,267		Segro plc	242
11,199		Severn Trent plc	370
310,465	*,g	Shawbrook Group plc	1,489
2,997,996		Sky plc	47,431
41,003		Smith & Nephew plc	716
18,419		Smiths Group plc	281
474,600	g	Spire Healthcare Group plc	2,587
11,579	*	Sports Direct International plc	133
24,340		St. James’s Place plc	313
394,778		Standard Chartered plc	3,831
89,604		Standard Life plc	526
11,660	*,e	Subsea 7 S.A.	88
20,803		Tate & Lyle plc	185
4,055,799		Taylor Wimpey plc	12,016
377,585		Tesco plc	1,049
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,098,678		Travis Perkins plc	$32,777
39,937		Tullow Oil plc	103
75,784		Unilever NV	3,038
59,701		Unilever plc	2,432
31,829		United Utilities Group plc	446
1,000,900		Vesuvius plc	5,352
1,791,586	*	Virgin Money Holdings UK plc	10,491
12,927,367		Vodafone Group plc	40,774
10,339		Weir Group plc	183
230,000		WH Smith plc	5,452
344,777		Whitbread plc	24,426
40,958		William Hill plc	218
101,102	e	WM Morrison Supermarkets plc	254
2,184,311		WPP plc	45,475
		TOTAL UNITED KINGDOM	1,353,492

UNITED STATES - 56.9%
197,830		3M Co	28,046
65,000		A.O. Smith Corp	4,237
130,000		Aaron’s, Inc	4,694
1,021,587		Abbott Laboratories	41,088
1,071,897		AbbVie, Inc	58,322
27,878	e	Abercrombie & Fitch Co (Class A)	591
161,049		Accenture plc	15,825
293,218		ACE Ltd	30,319
110,294		Activision Blizzard, Inc	3,407
18,287		Acuity Brands, Inc	3,211
202,356	*	Adobe Systems, Inc	16,638
38,931	e	ADT Corp	1,164
21,155		Advance Auto Parts, Inc	4,010
151,448		AES Corp	1,483
432,576		Aetna Inc	47,328
25,308	*	Affiliated Managers Group, Inc	4,327
54,955		Aflac, Inc	3,195
23,232	e	AGCO Corp	1,083
35,918		Agilent Technologies, Inc	1,233
40,446		Air Products & Chemicals, Inc	5,160
14,791		Airgas, Inc	1,321
39,390	*	Akamai Technologies, Inc	2,720
99,100		Alaska Air Group, Inc	7,873
701,526		Albemarle Corp	30,937
131,879		Alcoa, Inc	1,274
242,897	*	Alexion Pharmaceuticals, Inc	37,987
147,397	*	Alkermes plc	8,648
3,198	*	Alleghany Corp	1,497
16,000		Allegiant Travel Co	3,460
412,925	*	Allergan plc	112,237
106,979	*	Alliance Data Systems Corp	27,705
64,966		Alliant Energy Corp	3,800
220,690		Allstate Corp	12,853
1,024,923	*	Ally Financial, Inc	20,888
13,694	*	Alnylam Pharmaceuticals, Inc	1,100
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
102,554	*	Alphabet, Inc (Class A)	$65,467
266,654	*	Alphabet, Inc (Class C)	162,238
40,809		Altera Corp	2,044
476,363		Altria Group, Inc	25,914
236,798	*	Amazon.com, Inc	121,215
65,000	*	AMC Networks, Inc	4,756
9,878		Amerco, Inc	3,887
44,359		Ameren Corp	1,875
17,052		American Airlines Group, Inc	662
119,774		American Capital Agency Corp	2,240
434,521		American Electric Power Co, Inc	24,707
242,377		American Express Co	17,967
149,900		American Financial Group, Inc	10,330
197,055		American International Group, Inc	11,197
437,400		American Tower Corp	38,482
119,680		American Water Works Co, Inc	6,592
139,953		Ameriprise Financial, Inc	15,273
72,832		AmerisourceBergen Corp	6,918
26,370		Ametek, Inc	1,380
554,898		Amgen, Inc	76,753
136,418		Amphenol Corp (Class A)	6,952
513,218		Anadarko Petroleum Corp	30,993
67,205		Analog Devices, Inc	3,791
320,927		Annaly Capital Management, Inc	3,168
14,347	*	Ansys, Inc	1,265
10,158	*,e	Antero Resources Corp	215
189,744		Anthem, Inc	26,564
57,480		Aon plc	5,093
583,170		Apache Corp	22,837
3,213,264		Apple, Inc	354,423
142,263		Applied Materials, Inc	2,090
16,991		ARAMARK Holdings Corp	504
45,109	*	Arch Capital Group Ltd	3,314
206,776		Archer Daniels Midland Co	8,571
11,628	*	Arrow Electronics, Inc	643
13,168		Arthur J. Gallagher & Co	544
42,000	*	Asbury Automotive Group, Inc	3,408
14,051		Ashland, Inc	1,414
12,416		Assurant, Inc	981
1,088,309		AT&T, Inc	35,457
309,770	*	Autodesk, Inc	13,673
81,247		Automatic Data Processing, Inc	6,529
135,101	*	Autonation, Inc	7,860
26,185	*	AutoZone, Inc	18,953
19,210		AvalonBay Communities, Inc	3,358
15,364		Avery Dennison Corp	869
443,058	*	Avis Budget Group, Inc	19,353
19,660		Avnet, Inc	839
25,432	*	Axalta Coating Systems Ltd	644
166,701		Axiall Corp	2,616
195,239		Axis Capital Holdings Ltd	10,488
208,586		Baker Hughes, Inc	10,855
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
152,919		Ball Corp	$9,512
6,522,086		Bank of America Corp	101,614
99,019		Bank of New York Mellon Corp	3,877
18,669		Bard (C.R.), Inc	3,478
214,117	*	Baxalta, Inc	6,747
306,392	*	Baxter International, Inc	10,065
83,562		BB&T Corp	2,975
17,944		BE Aerospace, Inc	788
52,655		Becton Dickinson & Co	6,985
90,012	*	Bed Bath & Beyond, Inc	5,132
225,037	*	Berkshire Hathaway, Inc (Class B)	29,345
971,879	*	Berry Plastics Group, Inc	29,224
865,629		Best Buy Co, Inc	32,132
330,247	e	Big Lots, Inc	15,825
101,550	*	Biogen Idec, Inc	29,633
178,785	*	BioMarin Pharmaceutical, Inc	18,830
32,820		BlackRock, Inc	9,763
218,000		Blackstone Group LP	6,904
712,934	*,e	Blue Buffalo Pet Products, Inc	12,769
90,091		Boeing Co	11,797
24,232		BorgWarner, Inc	1,008
69,514		Boston Properties, Inc	8,230
499,697	*	Boston Scientific Corp	8,200
54,000		Brinker International, Inc	2,844
483,003		Bristol-Myers Squibb Co	28,594
1,129,778		Brixmor Property Group, Inc	26,527
579,964		Broadcom Corp (Class A)	29,828
660,000		Brocade Communications Systems, Inc	6,851
15,436		Brown-Forman Corp (Class B)	1,496
31,375		Bunge Ltd	2,300
747,896		BWX Technologies, Inc	19,715
58,042		CA, Inc	1,585
83,263		Cablevision Systems Corp (Class A)	2,704
101,798		Cabot Oil & Gas Corp	2,225
97,000	*	CACI International, Inc (Class A)	7,175
55,000	e	Cal-Maine Foods, Inc	3,004
65,296	*	Calpine Corp	953
29,884		Camden Property Trust	2,208
46,845	*	Cameron International Corp	2,873
37,181		Campbell Soup Co	1,884
194,497		Capital One Financial Corp	14,105
153,675		Cardinal Health, Inc	11,805
28,894		Care Capital Properties, Inc	951
92,547	*	Carmax, Inc	5,490
86,481		Carnival Corp	4,298
8,703		Carnival plc	450
100,000		Carter’s, Inc	9,064
67,502	e	Caterpillar, Inc	4,412
1,073,591	*	CBRE Group, Inc	34,355
579,782		CBS Corp (Class B)	23,133
24,585		CDK Global, Inc	1,175
210,000		CDW Corp	8,581
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
32,398		Celanese Corp (Series A)	$1,917
911,406	*	Celgene Corp	98,587
22,142	*	Centene Corp	1,201
117,993		Centerpoint Energy, Inc	2,129
73,065		CenturyTel, Inc	1,835
67,057	*	Cerner Corp	4,021
367,078		CF Industries Holdings, Inc	16,482
31,283		CH Robinson Worldwide, Inc	2,120
721,627		Charles Schwab Corp	20,610
36,906	*,e	Charter Communications, Inc	6,490
40,000	e	Chemed Corp	5,339
43,721	*	Cheniere Energy, Inc	2,112
62,199	e	Chesapeake Energy Corp	456
816,144		Chevron Corp	64,377
145,306	e	Chicago Bridge & Iron Co NV	5,763
10,257	*	Chipotle Mexican Grill, Inc (Class A)	7,388
27,121		Chubb Corp	3,326
72,541		Church & Dwight Co, Inc	6,086
591,149	*	Ciena Corp	12,249
169,537		Cigna Corp	22,891
21,762		Cimarex Energy Co	2,230
25,766		Cincinnati Financial Corp	1,386
32,896		Cintas Corp	2,821
5,010,941		Cisco Systems, Inc	131,537
39,791		CIT Group, Inc	1,593
1,411,302		Citigroup, Inc	70,015
198,583		Citizens Financial Group, Inc	4,738
300,770	*	Citrix Systems, Inc	20,837
233,800	e	Cliffs Natural Resources, Inc	570
54,017		Clorox Co	6,241
53,401		CME Group, Inc	4,952
913,914		CMS Energy Corp	32,279
553,644		Coach, Inc	16,017
55,679	*	Cobalt International Energy, Inc	394
2,201,560		Coca-Cola Co	88,327
51,087		Coca-Cola Enterprises, Inc	2,470
125,387	*	Cognizant Technology Solutions Corp (Class A)	7,850
87,324		Colgate-Palmolive Co	5,542
77,681		Columbia Pipeline Group, Inc	1,421
2,270,740		Comcast Corp (Class A)	129,160
171,632	e	Comcast Corp (Special Class A)	9,824
40,803		Comerica, Inc	1,677
200,000	*	CommScope Holding Co, Inc	6,006
12,441		Communications Sales & Leasing, Inc	223
100,000	*	Community Health Systems, Inc	4,277
156,345		Computer Sciences Corp	9,596
70,059		ConAgra Foods, Inc	2,838
526,583	*	Concho Resources, Inc	51,763
193,098		ConocoPhillips	9,261
300,000		Conseco, Inc	5,643
32,049	e	Consol Energy, Inc	314
85,706		Consolidated Edison, Inc	5,729
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
36,827		Constellation Brands, Inc (Class A)	$4,611
161,854	*	Continental Resources, Inc	4,689
31,089		Cooper Cos, Inc	4,628
19,800	e	Core Laboratories NV	1,976
222,189		Corning, Inc	3,804
150,210		Costco Wholesale Corp	21,716
22,500	*,e	Credit Acceptance Corp	4,430
101,231		Crown Castle International Corp	7,984
485,726	*	Crown Holdings, Inc	22,222
1,387,127		CSX Corp	37,314
131,706		Cummins, Inc	14,301
1,237,741		CVS Health Corp	119,417
128,348		Danaher Corp	10,937
93,739		Darden Restaurants, Inc	6,425
124,273	*	DaVita, Inc	8,989
43,984	e	Deere & Co	3,255
974,251		Delta Air Lines, Inc	43,715
110,000		Deluxe Corp	6,131
22,335		Dentsply International, Inc	1,129
76,327		Devon Energy Corp	2,831
17,978	e	Diamond Offshore Drilling, Inc	311
360,691	*	Diamondback Energy, Inc	23,301
23,873		Dick’s Sporting Goods, Inc	1,184
31,208	e	Digital Realty Trust, Inc	2,039
91,603		Discover Financial Services	4,762
31,268	*,e	Discovery Communications, Inc (Class A)	814
43,168	*	Discovery Communications, Inc (Class C)	1,049
88,691	*	DISH Network Corp (Class A)	5,174
707,651		Dollar General Corp	51,262
68,326	*	Dollar Tree, Inc	4,555
121,332		Dominion Resources, Inc	8,539
18,214		Dover Corp	1,041
620,893		Dow Chemical Co	26,326
903,023		DR Horton, Inc	26,513
122,564		Dr Pepper Snapple Group, Inc	9,689
41,200		DST Systems, Inc	4,332
42,336		DTE Energy Co	3,403
80,182		Du Pont (E.I.) de Nemours & Co	3,865
85,420		Duke Energy Corp	6,145
54,023		Duke Realty Corp	1,029
7,778		Dun & Bradstreet Corp	817
119,999	*	E*TRADE Financial Corp	3,160
37,310		Eagle Materials, Inc	2,553
344,735		East West Bancorp, Inc	13,245
32,375		Eastman Chemical Co	2,095
440,873		Eaton Corp	22,617
15,364		Eaton Vance Corp	513
291,600	*	eBay, Inc	7,127
27,829		Ecolab, Inc	3,053
12,032		Edgewell Personal Care Co	982
78,457		Edison International	4,948
33,455	*	Edwards Lifesciences Corp	4,756
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
66,142	*	Electronic Arts, Inc	$4,481
869,684		Eli Lilly & Co	72,784
1,889,260		EMC Corp	45,645
57,574		Emerson Electric Co	2,543
82,526	*	Endo International plc	5,717
20,103		Energen Corp	1,002
2,400		Energizer Holdings, Inc	93
1,784		Engility Holdings, Inc	46
27,981		Ensco plc	394
50,241		Entergy Corp	3,271
14,392	*	Envision Healthcare Holdings, Inc	529
1,152,233		EOG Resources, Inc	83,883
33,605		EQT Corp	2,177
32,195		Equifax, Inc	3,129
11,830		Equinix, Inc	3,234
83,979		Equity Residential	6,309
16,785		Essex Property Trust, Inc	3,750
165,281		Estee Lauder Cos (Class A)	13,335
120,000	*	Euronet Worldwide, Inc	8,891
67,135		Everest Re Group Ltd	11,637
120,178		Eversource Energy	6,083
131,479		Exelon Corp	3,905
93,522		Expedia, Inc	11,006
19,597		Expeditors International of Washington, Inc	922
396,888	*	Express Scripts Holding Co	32,132
1,078,450		Extended Stay America, Inc	18,096
21,547		Extra Space Storage, Inc	1,663
1,442,494	d	Exxon Mobil Corp	107,249
96,424	*	F5 Networks, Inc	11,166
1,409,677	*	Facebook, Inc	126,730
29,578	e	Fastenal Co	1,083
22,426		Federal Realty Investment Trust	3,060
150,005		FedEx Corp	21,598
42,684		Fidelity National Information Services, Inc	2,863
86,410		Fifth Third Bancorp	1,634
25,260	*,e	FireEye, Inc	804
135,500	*	First American Corp	5,045
35,929		First Republic Bank	2,255
105,282		FirstEnergy Corp	3,296
107,105	*	Fiserv, Inc	9,276
33,325	*,e	Fitbit, Inc	1,256
36,763	*	FleetCor Technologies, Inc	5,059
623,011	*	Flextronics International Ltd	6,567
29,138		Flir Systems, Inc	816
58,477		Flowserve Corp	2,406
16,982		Fluor Corp	719
25,132		FMC Corp	852
50,712	*	FMC Technologies, Inc	1,572
40,482		FNF Group	1,436
150,347		Foot Locker, Inc	10,820
423,883		Ford Motor Co	5,752
64,336		Fortune Brands Home & Security, Inc	3,054
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
34,468		Franklin Resources, Inc	$1,284
95,751		Freeport-McMoRan Copper & Gold, Inc (Class B)	928
8,440	*	Freescale Semiconductor Holdings Ltd	309
241,942	e	Frontier Communications Corp	1,149
178,930	e	GameStop Corp (Class A)	7,374
340,000		Gaming and Leisure Properties, Inc	10,098
38,516		Gap, Inc	1,098
18,725	e	Garmin Ltd	672
6,186	*	Gartner, Inc	519
114,045		General Dynamics Corp	15,733
3,154,988		General Electric Co	79,569
134,389		General Growth Properties, Inc	3,490
85,335		General Mills, Inc	4,790
19,417,463	*,m	General Motors Co	0	^
69,850,000	*,m	General Motors Co	0	^
124,581		General Motors Co	3,740
530,757	*,m	General Motors Co	0	^
29,845,445	*,m	General Motors Co	0	^
13,592,224	*,m	General Motors Co	0	^
61,921,000	*,e,m	General Motors Co	0	^
26,439,985	*,m	General Motors Co	0	^
4,461,000	*,m	General Motors Co	0	^
18,159,000	*,m	General Motors Co	0	^
18,106,794	*,e,m	General Motors Co	0	^
300,000		Gentex Corp	4,650
21,684		Genuine Parts Co	1,797
1,084,999		Gilead Sciences, Inc	106,536
120,000		Global Payments, Inc	13,768
107,903		Goldman Sachs Group, Inc	18,749
199,202		Goodyear Tire & Rubber Co	5,843
31,033		H&R Block, Inc	1,123
1		H.B. Fuller Co	0	^
162,443		Halliburton Co	5,742
356,431		Hanesbrands, Inc	10,315
21,911		Harley-Davidson, Inc	1,203
183,128		Harman International Industries, Inc	17,578
29,495		Harris Corp	2,158
153,650		Hartford Financial Services Group, Inc	7,034
21,429		Hasbro, Inc	1,546
271,821	*	HCA Holdings, Inc	21,028
75,212		HCP, Inc	2,802
132,051	*	HD Supply Holdings, Inc	3,779
160,000	*	Health Net, Inc	9,635
170,000		Healthsouth Corp	6,523
14,143	e	Helmerich & Payne, Inc	668
18,984	*	Henry Schein, Inc	2,520
34,500	*,e	Herbalife Ltd	1,880
32,295		Hershey Co	2,967
1,260,515	*	Hertz Global Holdings, Inc	21,088
123,849		Hess Corp	6,200
2,363,298		Hewlett-Packard Co	60,524
94,359		Hilton Worldwide Holdings, Inc	2,165
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
46,867		HollyFrontier Corp	$2,289
298,028	*	Hologic, Inc	11,662
1,290,314		Home Depot, Inc	149,018
1,155,800		Honeywell International, Inc	109,443
21,966		Hormel Foods Corp	1,391
75,612		Host Marriott Corp	1,195
1,524,961		Hudson City Bancorp, Inc	15,509
72,923		Humana, Inc	13,053
1,208,893		Huntington Bancshares, Inc	12,814
60,000		Huntington Ingalls	6,429
60,000		Icahn Enterprises LP	4,021
12,210	*	IHS, Inc (Class A)	1,416
37,377		Illinois Tool Works, Inc	3,077
53,961	*	Illumina, Inc	9,487
32,660	*	Incyte Corp	3,603
649,578		Ingersoll-Rand plc	32,979
45,000		Ingredion, Inc	3,929
102,920	*,e	Inovalon Holdings, Inc	2,144
2,258,685		Intel Corp	68,077
9,179		IntercontinentalExchange Group, Inc	2,157
191,540		International Business Machines Corp	27,768
22,849		International Flavors & Fragrances, Inc	2,359
40,556		International Paper Co	1,533
564,101		Interpublic Group of Cos, Inc	10,791
304,358		Intuit, Inc	27,012
18,788	*	Intuitive Surgical, Inc	8,635
145,003		Invesco Ltd	4,528
28,521		Iron Mountain, Inc	885
316,269	e	iShares MSCI Canada Index Fund	7,274
1,445,475	e	iShares MSCI EAFE Index Fund	82,855
8,951	*,e	Isis Pharmaceuticals, Inc	362
140,000		ITT Corp	4,680
16,716		J.B. Hunt Transport Services, Inc	1,194
20,971		J.M. Smucker Co	2,393
19,031	*	Jacobs Engineering Group, Inc	712
828,005	*	Jarden Corp	40,473
98,324	*	Jazz Pharmaceuticals plc	13,058
350,000	*,e	JC Penney Co, Inc	3,252
914,618		Johnson & Johnson	85,380
78,482		Johnson Controls, Inc	3,246
45,842		Jones Lang LaSalle, Inc	6,591
2,396,726		JPMorgan Chase & Co	146,128
1,055,199		Juniper Networks, Inc	27,129
11,294		Kansas City Southern Industries, Inc	1,026
40,816		Kellogg Co	2,716
50,000		Kennametal, Inc	1,245
9,871		Keurig Green Mountain, Inc	515
1,226,990		Keycorp	15,963
53,903		Kimberly-Clark Corp	5,878
95,258		Kimco Realty Corp	2,327
394,399		Kinder Morgan, Inc	10,917
17,066		Kla-Tencor Corp	853
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
86,926		Kohl’s Corp	$4,026
360,823		Kraft Heinz Co	25,467
470,223		Kroger Co	16,961
81,248		L Brands, Inc	7,323
10,936		L-3 Communications Holdings, Inc	1,143
276,446	*	Laboratory Corp of America Holdings	29,986
221,689		Lam Research Corp	14,483
51,286		Las Vegas Sands Corp	1,947
90,000		Lazard Ltd (Class A)	3,897
114,756		Lear Corp	12,483
19,026		Legg Mason, Inc	792
20,090		Leggett & Platt, Inc	829
17,685		Lennar Corp (Class A)	851
42,203		Leucadia National Corp	855
179,781	*	Level 3 Communications, Inc	7,855
130,000		Lexmark International, Inc (Class A)	3,767
231,338	*	Liberty Interactive Corp	6,068
29,905	*	Liberty Media Corp	1,068
20,555	*	Liberty Media Corp (Class C)	708
36,400		Liberty Property Trust	1,147
247,127		Lincoln National Corp	11,729
29,117		Linear Technology Corp	1,175
10,677	*	LinkedIn Corp	2,030
48,653	*	LKQ Corp	1,380
53,588		Lockheed Martin Corp	11,109
45,924		Loews Corp	1,660
205,950	*	Louisiana-Pacific Corp	2,933
479,254		Lowe’s Companies, Inc	33,030
316,349	*,e	Lululemon Athletica, Inc	16,023
134,123		LyondellBasell Industries AF S.C.A	11,180
15,353	e	M&T Bank Corp	1,872
141,298		Macerich Co	10,855
285,177		Macy’s, Inc	14,635
1	*	Madison Square Garden, Inc	0	^
80,357	*	Mallinckrodt plc	5,138
82,901		Manpower, Inc	6,789
259,549		Marathon Oil Corp	3,997
190,140		Marathon Petroleum Corp	8,809
266,537		Marriott International, Inc (Class A)	18,178
573,837		Marsh & McLennan Cos, Inc	29,966
13,874		Martin Marietta Materials, Inc	2,108
641,323		Masco Corp	16,149
246,427		Mastercard, Inc (Class A)	22,208
980,895	e	Mattel, Inc	20,658
34,736		Maxim Integrated Products, Inc	1,160
37,194		McCormick & Co, Inc	3,057
288,134		McDonald’s Corp	28,390
55,153		McGraw-Hill Financial, Inc	4,771
272,639		McKesson Corp	50,446
679		MDC Holdings, Inc	18
31,456		MDU Resources Group, Inc	541
56,316		Mead Johnson Nutrition Co	3,965
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
93,612	*	Medivation, Inc	$3,979
800,535		Medtronic plc	53,588
190,000		Mentor Graphics Corp	4,680
1,017,896		Merck & Co, Inc	50,274
774,985	*,e	Merrimack Pharmaceuticals, Inc	6,595
1,299,351		Metlife, Inc	61,264
6,548	*	Mettler-Toledo International, Inc	1,864
240,000	*	MGIC Investment Corp	2,222
1,288,794	*	MGM Resorts International	23,778
50,092	*	Michael Kors Holdings Ltd	2,116
23,976	e	Microchip Technology, Inc	1,033
444,417	*	Micron Technology, Inc	6,657
2,849,575		Microsoft Corp	126,122
8,000	*	MicroStrategy, Inc (Class A)	1,572
201,238	*,e	Mobileye NV	9,152
22,925	*	Mohawk Industries, Inc	4,168
76,898		Molson Coors Brewing Co (Class B)	6,384
2,352,829		Mondelez International, Inc	98,513
139,984		Monsanto Co	11,946
175,574	*	Monster Beverage Corp	23,727
56,177		Moody’s Corp	5,517
2,214,602		Morgan Stanley	69,760
40,354		Mosaic Co	1,255
43,345	e	Motorola, Inc	2,964
23,679		Murphy Oil Corp	573
789,294	*,e	Mylan NV	31,777
79,831		Nabors Industries Ltd	754
21,511		NASDAQ OMX Group, Inc	1,147
58,379		National Oilwell Varco, Inc	2,198
80,924		Navient Corp	910
197,179		NetApp, Inc	5,837
107,428	*	NetFlix, Inc	11,093
5,171	*,e	NetSuite, Inc	434
107,881	e	New York Community Bancorp, Inc	1,948
950,957		Newell Rubbermaid, Inc	37,763
172,605		Newmont Mining Corp	2,774
38,837	*	News Corp	490
843,569		NextEra Energy, Inc	82,290
111,489		Nielsen NV	4,958
322,619		Nike, Inc (Class B)	39,672
46,520		Noble Energy, Inc	1,404
41,932		Nordstrom, Inc	3,007
41,917		Norfolk Southern Corp	3,202
51,663		Northern Trust Corp	3,521
196,151		Northrop Grumman Corp	32,551
374,978	*	Norwegian Cruise Line Holdings Ltd	21,486
46,438		NRG Energy, Inc	690
87,092	*	Nuance Communications, Inc	1,426
44,365		Nucor Corp	1,666
210,419		Nvidia Corp	5,187
10,645	*	NVR, Inc	16,236
871,357		Occidental Petroleum Corp	57,640
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
273,237		Oceaneering International, Inc	$10,733
34,007		OGE Energy Corp	930
52,606		Omnicom Group, Inc	3,467
24,498		Oneok, Inc	789
2,261,446		Oracle Corp	81,683
41,952	*	O’Reilly Automotive, Inc	10,488
130,000	e	Oshkosh Truck Corp	4,723
255,968		Owens Corning, Inc	10,728
31,899		Paccar, Inc	1,664
18,623		Packaging Corp of America	1,120
49,046	*	Palo Alto Networks, Inc	8,436
90,000	*	Parexel International Corp	5,573
12,650		Parker Hannifin Corp	1,231
37,421		Patterson Cos, Inc	1,618
25,020		Paychex, Inc	1,192
1,223,640	*	PayPal Holdings, Inc	37,982
105,118		People’s United Financial, Inc	1,654
85,499		Pepco Holdings, Inc	2,071
1,240,813		PepsiCo, Inc	117,009
62,137		Perrigo Co plc	9,772
4,303,481		Pfizer, Inc	135,172
94,189		PG&E Corp	4,973
368,954		Philip Morris International, Inc	29,269
139,447		Phillips 66	10,715
21,184		Phillips-Van Heusen Corp	2,160
400,000	e	Pilgrim’s Pride Corp	8,312
654,431		Pinnacle Foods, Inc	27,408
33,697		Pinnacle West Capital Corp	2,161
159,791		Pioneer Natural Resources Co	19,437
27,940		Plum Creek Timber Co, Inc	1,104
78,497		PNC Financial Services Group, Inc	7,002
8,179		Polaris Industries, Inc	980
491,321		PPG Industries, Inc	43,084
139,699		PPL Corp	4,595
75,000	*,e	PRA Group, Inc	3,969
36,624		Praxair, Inc	3,731
14,161		Precision Castparts Corp	3,253
12,471	*	Priceline.com, Inc	15,425
29,798		Principal Financial Group	1,411
752,187		Procter & Gamble Co	54,112
78,717		Progressive Corp	2,412
51,173		Prologis, Inc	1,991
210,361		Prudential Financial, Inc	16,032
129,725		Public Service Enterprise Group, Inc	5,469
56,011		Public Storage, Inc	11,854
331,716		Pulte Homes, Inc	6,259
2,408	*,e	Puma Biotechnology, Inc	181
10,124	*	Qiagen NV	261
27,667	*	Qorvo, Inc	1,246
206,301		Qualcomm, Inc	11,085
26,590	*	Quanta Services, Inc	644
49,290		Quest Diagnostics, Inc	3,030
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
9,820	*	Quintiles Transnational Holdings, Inc	$683
34,511	*	Rackspace Hosting, Inc	852
135,000		Radian Group, Inc	2,148
14,103		Ralph Lauren Corp	1,666
27,070	e	Range Resources Corp	869
15,402		Raymond James Financial, Inc	764
31,689		Raytheon Co	3,462
167,397	*	Realogy Holdings Corp	6,299
48,139	e	Realty Income Corp	2,281
106,813	*	Red Hat, Inc	7,678
25,949		Regency Centers Corp	1,613
14,593	*	Regeneron Pharmaceuticals, Inc	6,788
164,330		Regions Financial Corp	1,481
60,000		Reinsurance Group of America, Inc (Class A)	5,435
25,509	*,e	Rentrak Corp	1,379
105,771		Republic Services, Inc	4,358
21,371		Resmed, Inc	1,089
278,408	*	Reynolds American, Inc	12,325
187,563	*	Rite Aid Corp	1,139
20,642		Robert Half International, Inc	1,056
27,123		Rockwell Automation, Inc	2,752
280,092		Rockwell Collins, Inc	22,923
66,476		Roper Industries, Inc	10,417
86,898		Ross Stores, Inc	4,212
79,757		Royal Caribbean Cruises Ltd	7,106
425,253	*	RSP Permian, Inc	8,611
30,000		Ryder System, Inc	2,221
639,512	*	Salesforce.com, Inc	44,401
54,161		SanDisk Corp	2,943
200,000	*	Sanmina Corp	4,274
110,388	*	SBA Communications Corp (Class A)	11,562
33,939		SCANA Corp	1,909
362,861		Schlumberger Ltd	25,027
19,626		Scripps Networks Interactive (Class A)	965
255,948	e	Seagate Technology, Inc	11,466
217,084		Sealed Air Corp	10,177
36,477		SEI Investments Co	1,759
286,017		Sempra Energy	27,664
25,019	*	Sensata Technologies Holding BV	1,109
146,100	*	ServiceMaster Global Holdings, Inc	4,902
260,969	*	ServiceNow, Inc	18,124
32,304		Sherwin-Williams Co	7,197
32,147		Sigma-Aldrich Corp	4,466
12,797		Signet Jewelers Ltd	1,742
251,977		Simon Property Group, Inc	46,293
235,199	*	Sirius XM Holdings, Inc	880
25,300	*	Skechers U.S.A., Inc (Class A)	3,392
228,552		Skyworks Solutions, Inc	19,246
24,440	e	SL Green Realty Corp	2,643
34,009		Snap-On, Inc	5,133
134,019		Southern Co	5,991
336,535		Southwest Airlines Co	12,802
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
205,700	*	Southwestern Energy Co	$2,610
69,536		Spectra Energy Corp	1,827
128,400	*	Spirit Aerosystems Holdings, Inc (Class A)	6,207
22,503	*	Splunk, Inc	1,246
98,295	*,e	Sprint Corp	377
67,065		St. Jude Medical, Inc	4,231
81,619		Stanley Works	7,915
218,357		Staples, Inc	2,561
627,955		Starbucks Corp	35,693
18,027		Starwood Hotels & Resorts Worldwide, Inc	1,198
145,000	*	Starz-Liberty Capital	5,414
224,598		State Street Corp	15,095
220,000		Steel Dynamics, Inc	3,780
66,370	*	Stericycle, Inc	9,246
67,188		Stryker Corp	6,322
54,322	*,e	SunEdison, Inc	390
108,469		SunTrust Banks, Inc	4,148
500,000	*	Supervalu, Inc	3,590
165,774		Symantec Corp	3,228
208,123	*,e	Synchrony Financial	6,514
53,729	*	Synopsys, Inc	2,481
69,402		Sysco Corp	2,705
24,915		T Rowe Price Group, Inc	1,732
9,825	*	Tableau Software, Inc	784
180,000	*	Take-Two Interactive Software, Inc	5,171
452,810		Target Corp	35,618
59,660		TD Ameritrade Holding Corp	1,900
40,706		TEGNA, Inc	911
28,792	*	Teradata Corp	834
66,399	*,e	Tesla Motors, Inc	16,494
54,487		Tesoro Corp	5,298
155,375		Texas Instruments, Inc	7,694
82,287		Textron, Inc	3,097
334,120		Thermo Electron Corp	40,856
129,754		Thomson Corp (Toronto)	5,215
176,391		Tiffany & Co	13,621
85,759		Time Warner Cable, Inc	15,383
869,873		Time Warner, Inc	59,804
131,185		TJX Companies, Inc	9,369
218,298	*	T-Mobile US, Inc	8,690
38,022	*	Toll Brothers, Inc	1,302
621	*	TopBuild Corp	19
37,875		Torchmark Corp	2,136
50,594		Total System Services, Inc	2,298
9,905		Towers Watson & Co	1,163
28,144		Tractor Supply Co	2,373
17,327	*	TransDigm Group, Inc	3,680
17,401	e	Transocean Ltd	224
33,072		Travelers Cos, Inc	3,292
35,268	*	Trimble Navigation Ltd	579
12,484	*	TripAdvisor, Inc	787
271,465	*	Tumi Holdings, Inc	4,783
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
99,412		Twenty-First Century Fox, Inc	$2,682
37,096		Twenty-First Century Fox, Inc (Class B)	1,004
41,698	*	Twitter, Inc	1,123
1,304,359		Tyco International plc	43,644
1,067,403		Tyson Foods, Inc (Class A)	46,005
60,134		UDR, Inc	2,073
21,433	*	Ulta Salon Cosmetics & Fragrance, Inc	3,501
26,872	*	Under Armour, Inc (Class A)	2,601
515,509		Union Pacific Corp	45,576
101,117	*	United Continental Holdings, Inc	5,364
94,351		United Parcel Service, Inc (Class B)	9,312
9,952	*	United Rentals, Inc	598
140,000	e	United States Steel Corp	1,459
70,051		United Technologies Corp	6,234
42,789	*	United Therapeutics Corp	5,616
323,268		UnitedHealth Group, Inc	37,502
1,022,113	*	Univar, Inc	18,551
26,764		Universal Health Services, Inc (Class B)	3,340
58,635		UnumProvident Corp	1,881
26,129	*	Urban Outfitters, Inc	768
268,516		US Bancorp	11,012
229,805	*,e	USG Corp	6,117
194,120	*	Valeant Pharmaceuticals International, Inc	34,649
209,424		Valero Energy Corp	12,586
50,000	e	Vanguard FTSE Developed Markets ETF	1,782
46,092	*	Vantiv, Inc	2,070
18,403	*	Varian Medical Systems, Inc	1,358
111,713		Ventas, Inc	6,263
90,000	*	Verint Systems, Inc	3,884
21,716	*,e	VeriSign, Inc	1,532
99,571	*	Verisk Analytics, Inc	7,359
1,859,892		Verizon Communications, Inc	80,924
116,686	*	Vertex Pharmaceuticals, Inc	12,152
303,853		VF Corp	20,726
171,260		Viacom, Inc (Class B)	7,390
1,949,045		Visa, Inc (Class A)	135,770
337,592	*	VMware, Inc (Class A)	26,599
63,200		Vornado Realty Trust	5,715
164,688		Voya Financial, Inc	6,385
29,783		Vulcan Materials Co	2,657
117,080		W.R. Berkley Corp	6,366
7,346	e	W.W. Grainger, Inc	1,579
48,767	*	WABCO Holdings, Inc	5,112
186,739		Walgreens Boots Alliance, Inc	15,518
395,319		Wal-Mart Stores, Inc	25,632
652,960		Walt Disney Co	66,732
76,742		Waste Management, Inc	3,823
35,209	*	Waters Corp	4,162
1,116,128	*	Weatherford International Ltd	9,465
108,988		WEC Energy Group, Inc	5,691
4,545,020		Wells Fargo & Co	233,387
86,477		Welltower, Inc	5,856
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
173,270		Western Digital Corp	$13,765
79,290		Western Union Co	1,456
53,287		Westinghouse Air Brake Technologies Corp	4,692
14,424		Westlake Chemical Corp	748
144,690		WestRock Co	7,443
54,515		Weyerhaeuser Co	1,490
7,933		Whirlpool Corp	1,168
298,479	*	WhiteWave Foods Co (Class A)	11,984
26,517	*	Whiting Petroleum Corp	405
81,451		Whole Foods Market, Inc	2,578
130,605		Williams Cos, Inc	4,813
52,048		Willis Group Holdings plc	2,132
105,248	*	Workday, Inc	7,247
90,000	*	WR Grace & Co	8,375
51,765		Wyndham Worldwide Corp	3,722
10,457		Wynn Resorts Ltd	555
167,992		Xcel Energy, Inc	5,949
711,395		Xerox Corp	6,922
57,816		Xilinx, Inc	2,451
26,762		Xylem, Inc	879
881,445	*	Yahoo!, Inc	25,483
89,711		Yum! Brands, Inc	7,172
3,905	*,e	Zillow Group, Inc	112
7,810	*,e	Zillow Group, Inc (Class C)	211
26,791		Zimmer Holdings, Inc	2,516
445,246		Zoetis Inc	18,335
		TOTAL UNITED STATES	10,167,051
		TOTAL COMMON STOCKS	17,640,559
		(Cost $17,207,601)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	BGP Holdings plc	0
		TOTAL AUSTRALIA	0

SPAIN - 0.0%
83,539	e,m	Banco Popular Espanol S.A.	2
		TOTAL SPAIN	2

UNITED STATES - 0.0%
21,280		Kinder Morgan, Inc	19
		TOTAL UNITED STATES	19

		TOTAL RIGHTS / WARRANTS	21
		(Cost $42)
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 3.6%
GOVERNMENT AGENCY DEBT - 0.6%
$15,000,000	d	Federal Home Loan Bank (FHLB)	0.108%	10/22/15	$15,000
11,000,000	d	FHLB	0.130	10/23/15	11,000
7,300,000		FHLB	0.075	11/09/15	7,299
35,000,000	d	FHLB	0.080	12/16/15	34,992
25,000,000	d	Federal National Mortgage Association (FNMA)	0.150	11/17/15	24,998
15,000,000	d	FNMA	0.175	11/18/15	14,999
		TOTAL GOVERNMENT AGENCY DEBT			108,288

TREASURY DEBT - 0.3%
14,000,000	d	United States Treasury Bill	0.082	11/12/15	14,000
25,000,000	d	United States Treasury Bill	0.103	12/31/15	24,999
		TOTAL TREASURY DEBT			38,999

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%
CERTIFICATE OF DEPOSIT - 0.1%
25,000,000		CIBC Bank and Trust Co	0.020	10/01/15	25,000
		TOTAL CERTIFICATE OF DEPOSIT			25,000

REPURCHASE AGREEMENT - 2.4%
35,000,000	n	Barclays	0.060	10/01/15	35,000
20,000,000	o	BNP	0.080	10/01/15	20,000
65,000,000	p	JP Morgan Chase	0.100	10/01/15	65,000
114,000,000	q	Morgan Stanley	0.110	10/01/15	114,000
136,000,000	r	Nomura Securities	0.140	10/01/15	136,000
65,000,000	s	Royal Bank of Scotland	0.080	10/06/15	65,000
		TOTAL REPURCHASE AGREEMENT			435,000

VARIABLE RATE SECURITIES - 0.2%
772,365	i	Granite Master Issuer plc 2006	0.031	12/20/50	769
662,028	i	Granite Master Issuer plc 2007	0.020	12/20/50	658
870,320	i	Puma Finance Ltd	0.027	02/21/38	862
30,000,000	i	SLM Student Loan Trust 2007	0.118	01/25/19	29,768
		TOTAL VARIABLE RATE SECURITIES			32,057

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			492,057

		TOTAL SHORT-TERM INVESTMENTS			639,344
		(Cost $639,520)
		TOTAL INVESTMENTS - 102.4%			18,279,924
		(Cost $17,847,163)
		OTHER ASSETS & LIABILITIES, NET - (2.4)%			(424,801)
		NET ASSETS - 100.0%			$17,855,123
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $465,387,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/15 the aggregate value of these securities was $46,514,000, or 0.3% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	Agreement with Barclays, 0.06% dated 9/30/15 to be repurchased at $35,000,000 on 10/01/15, collateralized by U.S. Government Agency Securities valued at $35,700,000.
o	Agreement with BNP, 0.08% dated 9/30/15 to be repurchased at $20,000,000 on 10/01/15, collateralized by U.S. Government Agency Securities valued at $20,400,000.
p	Agreement with JP Morgan Chase, 0.10% dated 9/30/15 to be repurchased at $65,000,000 on 10/01/15, collateralized by U.S. Government Agency Securities valued at $66,305,000.
q	Agreement with Morgan Stanley, 0.11% dated 9/30/15 to be repurchased at $114,000,000 on 10/01/15, collateralized by U.S. Government Agency Securities valued at $116,280,000.
r	Agreement with Nomura Securities, 0.14% dated 9/30/15 to be repurchased at $136,000,000 on 10/01/15, collateralized by U.S. Government Agency Securities valued at $138,720,000.
s	Agreement with Royal Bank of Scotland, 0.08% dated 9/30/15 to be repurchased at $65,000,000 on 10/06/15, collateralized by U.S. Government Agency Securities valued at $66,304,000.

Cost amounts are in thousands.
234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

September 30, 2015

	VALUE	% OF
SECTOR	(000)	ASSETS
FINANCIALS	$3,555,101	19.9%
CONSUMER DISCRETIONARY	2,939,388	16.5
INFORMATION TECHNOLOGY	2,677,323	15.0
HEALTH CARE	2,525,504	14.1
INDUSTRIALS	1,888,350	10.6
CONSUMER STAPLES	1,514,982	8.5
ENERGY	1,031,486	5.8
MATERIALS	700,886	3.9
UTILITIES	453,916	2.5
TELECOMMUNICATION SERVICES	353,644	2.0
SHORT-TERM INVESTMENTS	639,344	3.6
OTHER ASSETS & LIABILITES, NET	(424,801)	(2.4)

NET ASSETS	$17,855,123	100.0%
235

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2015

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 2.2%
90,766		BorgWarner, Inc	$3,775
2,069,297		Delphi Automotive plc	157,349
1,239,200		General Motors Co	37,201
796,420		Gentex Corp	12,344
453,300		Goodyear Tire & Rubber Co	13,295
46,831		Harley-Davidson, Inc	2,571
58,989		Johnson Controls, Inc	2,440
525,484		Lear Corp	57,162
440,800		Magna International, Inc (Class A) (NY)	21,163
165,056		Renault S.A.	11,909
445,969	*,e	Tesla Motors, Inc	110,779
226,677		Thor Industries, Inc	11,742
17,322	*	Visteon Corp	1,754
		TOTAL AUTOMOBILES & COMPONENTS	443,484

BANKS - 0.2%
75,745	*	Signature Bank	10,420
67,037	*	SVB Financial Group	7,745
548,500		Wells Fargo & Co	28,165
		TOTAL BANKS	46,330

CAPITAL GOODS - 5.3%
1,033,451		3M Co	146,512
123,736		A.O. Smith Corp	8,066
56,165		Acuity Brands, Inc	9,861
144,896	*	Aecom Technology Corp	3,986
2,236		Air Lease Corp	69
39,356		Allegion plc	2,269
571,394		Allison Transmission Holdings, Inc	15,251
96,733		Ametek, Inc	5,061
8,284	*	Armstrong World Industries, Inc	395
4,379	*	Babcock & Wilcox Enterprises, Inc	74
41,502		BE Aerospace, Inc	1,822
1,167,930		Boeing Co	152,940
136,295		BWX Technologies, Inc	3,593
5,836		Carlisle Cos, Inc	510
43,205	e	Caterpillar, Inc	2,824
270,900	e	Chicago Bridge & Iron Co NV	10,744
55,489		Cummins, Inc	6,025
119,228		Danaher Corp	10,159
24,720	e	Deere & Co	1,829
47,264	e	Donaldson Co, Inc	1,327
184,121		Emerson Electric Co	8,133
118,455	e	Fastenal Co	4,337
236

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
23,474		Flowserve Corp	$966
381,488		Fortune Brands Home & Security, Inc	18,109
192,597		General Dynamics Corp	26,569
22,593		Graco, Inc	1,514
265,816	*	HD Supply Holdings, Inc	7,608
39,639		Hexcel Corp	1,778
1,357,662		Honeywell International, Inc	128,557
62,697		Hubbell, Inc (Class B)	5,326
198,374		Huntington Ingalls	21,256
29,240		IDEX Corp	2,085
119,355		Illinois Tool Works, Inc	9,824
476,022		Ingersoll-Rand plc	24,168
15,789		Lennox International, Inc	1,789
26,935		Lincoln Electric Holdings, Inc	1,412
223,399		Lockheed Martin Corp	46,313
757,636		Masco Corp	19,077
244,594	*	Middleby Corp	25,729
6,011	e	MSC Industrial Direct Co (Class A)	367
23,436		Nordson Corp	1,475
499,716		Northrop Grumman Corp	82,928
128,034		Paccar, Inc	6,680
121,840		Parker Hannifin Corp	11,855
10,860		Precision Castparts Corp	2,495
12,104	*	Quanta Services, Inc	293
977		Regal-Beloit Corp	55
99,436		Rockwell Automation, Inc	10,090
245,067		Rockwell Collins, Inc	20,056
391,837		Roper Industries, Inc	61,401
107,096		Snap-On, Inc	16,165
22,049	*,e	SolarCity Corp	942
505,059	*	Spirit Aerosystems Holdings, Inc (Class A)	24,415
5,817		Stanley Works	564
854,525		Textron, Inc	32,164
21,412		Toro Co	1,510
85,348	*	TransDigm Group, Inc	18,129
238,346	*	United Rentals, Inc	14,313
32,703		United Technologies Corp	2,910
692,633	*	Univar, Inc	12,571
499,500	*,e	USG Corp	13,297
523	e	Valmont Industries, Inc	50
26,779	e	W.W. Grainger, Inc	5,758
21,544	*	WABCO Holdings, Inc	2,258
9,910		Watsco, Inc	1,174
112,610		Westinghouse Air Brake Technologies Corp	9,915
		TOTAL CAPITAL GOODS	1,091,697

COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
38,016		Cintas Corp	3,260
14,342	*	Clean Harbors, Inc	631
649,228	e	CNH Industrial NV (NYSE)	4,233
49,055	*	Copart, Inc	1,614
47,075		Covanta Holding Corp	821
237

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
4,387		Dun & Bradstreet Corp	$461
46,874		Equifax, Inc	4,555
68,448	*	IHS, Inc (Class A)	7,940
19,593		KAR Auction Services, Inc	695
192,100		Manpower, Inc	15,731
2,010,336		Nielsen NV	89,400
272,705		Pitney Bowes, Inc	5,413
45,048		R.R. Donnelley & Sons Co	656
55,562		Robert Half International, Inc	2,843
38,974		Rollins, Inc	1,047
508,511	*	Stericycle, Inc	70,841
88,376		Towers Watson & Co	10,374
10,046	*	TransUnion	252
147,406		Tyco International plc	4,932
1,883,597	*	Verisk Analytics, Inc	139,217
102,927		Waste Connections, Inc	5,000
13,797		Waste Management, Inc	687
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	370,603

CONSUMER DURABLES & APPAREL - 2.9%
26,001		Brunswick Corp	1,245
20,693		Carter’s, Inc	1,876
97,629		Coach, Inc	2,824
544,603		DR Horton, Inc	15,989
202,936	*,e	Fossil Group, Inc	11,340
81,600	e	Garmin Ltd	2,928
89,683	*,e	GoPro, Inc	2,800
725,553		Hanesbrands, Inc	20,997
256,648		Harman International Industries, Inc	24,636
68,406		Hasbro, Inc	4,935
748,006	*	Jarden Corp	36,562
47,418	*	Kate Spade & Co	906
54,468		Leggett & Platt, Inc	2,247
1,565		Lennar Corp (B Shares)	62
28,041		Lennar Corp (Class A)	1,350
44,194	*,e	Lululemon Athletica, Inc	2,238
206,841	*	Michael Kors Holdings Ltd	8,737
17,826	*	Mohawk Industries, Inc	3,241
55,706		Newell Rubbermaid, Inc	2,212
2,108,662		Nike, Inc (Class B)	259,302
23,772	*	NVR, Inc	36,257
26,523	e	Polaris Industries, Inc	3,179
564,700		Pulte Homes, Inc	10,656
1,353		Ralph Lauren Corp	160
92,837	*	Skechers U.S.A., Inc (Class A)	12,448
940,800	*	Sony Corp	23,061
420,171	*	Tempur-Pedic International, Inc	30,013
22,584	*	Toll Brothers, Inc	773
1,040,900	*,e	TomTom NV	10,656
12,693	*	TopBuild Corp	393
19,396	e	Tupperware Corp	960
71,646	*	Under Armour, Inc (Class A)	6,934
238

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
852,116		VF Corp	$58,123
3,415	*	Vista Outdoor, Inc	152
1,861		Whirlpool Corp	274
		TOTAL CONSUMER DURABLES & APPAREL	600,466

CONSUMER SERVICES - 4.2%
1,809,414		ARAMARK Holdings Corp	53,631
221,847		Brinker International, Inc	11,685
15,429	*	Chipotle Mexican Grill, Inc (Class A)	11,113
12,467		Choice Hotels International, Inc	594
10,296		Darden Restaurants, Inc	706
21,720		Domino’s Pizza, Inc	2,344
37,555	e	Dunkin Brands Group, Inc	1,840
988,740		Extended Stay America, Inc	16,591
102,738		H&R Block, Inc	3,719
261,853		Hilton Worldwide Holdings, Inc	6,007
420,100	*,e	Hyatt Hotels Corp	19,787
26,061	e	International Game Technology plc	399
708,800		Interval Leisure Group, Inc	13,013
1,203,421		Las Vegas Sands Corp	45,694
83,908		Marriott International, Inc (Class A)	5,722
663,105		McDonald’s Corp	65,336
4,664,237	g	Merlin Entertainments plc	26,281
7,424	*	MGM Resorts International	137
2,953,908	*	Norwegian Cruise Line Holdings Ltd	169,259
9,853	*	Panera Bread Co (Class A)	1,906
368,800		Restaurant Brands International, Inc	13,247
79,606		Service Corp International	2,157
525,001	*	ServiceMaster Global Holdings, Inc	17,614
29,574		Six Flags Entertainment Corp	1,354
4,587,613		Starbucks Corp	260,760
68,542		Starwood Hotels & Resorts Worldwide, Inc	4,557
283,879		Wyndham Worldwide Corp	20,411
28,597		Wynn Resorts Ltd	1,519
1,083,689		Yum! Brands, Inc	86,641
		TOTAL CONSUMER SERVICES	864,024

DIVERSIFIED FINANCIALS - 3.8%
97,729	*	Affiliated Managers Group, Inc	16,711
14,657	*	Ally Financial, Inc	299
66,354		American Express Co	4,919
468,004		Ameriprise Financial, Inc	51,073
14,602		Artisan Partners Asset Management, Inc	514
49,822		Bank of New York Mellon Corp	1,950
15,789		BlackRock, Inc	4,697
630,100		Blackstone Group LP	19,955
32,724		CBOE Holdings, Inc	2,195
2,194,917		Charles Schwab Corp	62,687
53,896	*,e	Credit Acceptance Corp	10,610
48,467		Eaton Vance Corp	1,620
38,556		Federated Investors, Inc (Class B)	1,114
66,060		Interactive Brokers Group, Inc (Class A)	2,607
239

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
373,080		IntercontinentalExchange Group, Inc	$87,670
423,946		Invesco Ltd	13,240
1,259,500	e	iShares Russell 1000 Growth Index Fund	117,134
345,233		Lazard Ltd (Class A)	14,949
13,138		Legg Mason, Inc	547
507,468	*,e	LendingClub Corp	6,714
18,111		Leucadia National Corp	367
33,914	e	LPL Financial Holdings, Inc	1,349
1,319,145		McGraw-Hill Financial, Inc	114,106
988,618		Moody’s Corp	97,082
2,050,578		Morgan Stanley	64,593
140,926		MSCI, Inc (Class A)	8,379
73,855		NorthStar Asset Management Group, Inc	1,061
144,946		Santander Consumer USA Holdings, Inc	2,960
115,910		SEI Investments Co	5,590
148,899		SLM Corp	1,102
1,686,000	*,e	Synchrony Financial	52,772
104,139		T Rowe Price Group, Inc	7,238
93,575		TD Ameritrade Holding Corp	2,979
32,517		Waddell & Reed Financial, Inc (Class A)	1,131
		TOTAL DIVERSIFIED FINANCIALS	781,914

ENERGY - 0.9%
137,400		Baker Hughes, Inc	7,150
165,586		Cabot Oil & Gas Corp	3,620
588,039	*	Concho Resources, Inc	57,804
179,152	*	Continental Resources, Inc	5,190
2,218	e	CVR Energy, Inc	91
140,400	*	Diamondback Energy, Inc	9,070
306,119		EOG Resources, Inc	22,286
58,384	*	FMC Technologies, Inc	1,810
11,933		HollyFrontier Corp	583
162,860		Marathon Petroleum Corp	7,545
27,556	*	Memorial Resource Development Corp	485
4,455		Oceaneering International, Inc	175
38,642		Oneok, Inc	1,244
117,200		Pioneer Natural Resources Co	14,256
2,174	e	Range Resources Corp	70
2,954	e	RPC, Inc	26
383,300	*	RSP Permian, Inc	7,762
176,415		Schlumberger Ltd	12,167
11,245		Targa Resources Investments, Inc	579
4,149		Teekay Corp	123
36,957		Tesoro Corp	3,594
78,600		Valero Energy Corp	4,724
687,668		Williams Cos, Inc	25,341
5,374		World Fuel Services Corp	192
		TOTAL ENERGY	185,887

FOOD & STAPLES RETAILING - 1.8%
851,664		Costco Wholesale Corp	123,125
1,258,558		CVS Health Corp	121,426
240

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
2,690,689		Kroger Co	$97,053
230,280	*	Rite Aid Corp	1,398
58,989	*,e	Sprouts Farmers Market, Inc	1,244
73,654		Sysco Corp	2,870
304,847		Walgreens Boots Alliance, Inc	25,333
132,565		Whole Foods Market, Inc	4,196
		TOTAL FOOD & STAPLES RETAILING	376,645

FOOD, BEVERAGE & TOBACCO - 4.1%
1,614,780		Altria Group, Inc	87,844
353,900		Associated British Foods plc	17,911
1,038,756	*,e	Blue Buffalo Pet Products, Inc	18,604
9,543	e	Brown-Forman Corp	1,021
46,254		Brown-Forman Corp (Class B)	4,482
40,057		Campbell Soup Co	2,030
2,346,224		Coca-Cola Co	94,130
300,716		Coca-Cola Enterprises, Inc	14,540
23,890		ConAgra Foods, Inc	968
70,902		Constellation Brands, Inc (Class A)	8,878
515,193		Dr Pepper Snapple Group, Inc	40,726
63,784		Flowers Foods, Inc	1,578
237,774		General Mills, Inc	13,346
40,539	*	Hain Celestial Group, Inc	2,092
57,670		Hershey Co	5,299
147,811		Hormel Foods Corp	9,358
224,206		Ingredion, Inc	19,575
89,376		Kellogg Co	5,948
51,767		Keurig Green Mountain, Inc	2,699
337,853		Kraft Heinz Co	23,846
50,026		McCormick & Co, Inc	4,111
182,792		Mead Johnson Nutrition Co	12,868
1,401,254	*	Monster Beverage Corp	189,366
1,007,863		PepsiCo, Inc	95,041
410,591		Philip Morris International, Inc	32,572
702,437	e	Pilgrim’s Pride Corp	14,597
476,057		Pinnacle Foods, Inc	19,937
329,648	*	Reynolds American, Inc	14,593
532,559		SABMiller plc	30,158
635,233		Suntory Beverage & Food Ltd	24,405
130,483		Tyson Foods, Inc (Class A)	5,624
394,592	*	WhiteWave Foods Co (Class A)	15,843
		TOTAL FOOD, BEVERAGE & TOBACCO	833,990

HEALTH CARE EQUIPMENT & SERVICES - 4.6%
21,260	*	Acadia Healthcare Co, Inc	1,409
479,867		Aetna Inc	52,502
33,216	*	Align Technology, Inc	1,885
23,135	*	Allscripts Healthcare Solutions, Inc	287
401,207		AmerisourceBergen Corp	38,111
367,916		Anthem, Inc	51,508
15,074	*,e	athenahealth, Inc	2,010
64,439		Bard (C.R.), Inc	12,006
241

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
159,517	*	Baxter International, Inc	$5,240
103,414		Becton Dickinson & Co	13,719
43,015	*	Boston Scientific Corp	706
16,361	*	Brookdale Senior Living, Inc	376
394,117		Cardinal Health, Inc	30,276
467,170	*	Centene Corp	25,335
1,051,511	*	Cerner Corp	63,049
307,143		Cigna Corp	41,470
12,967		Cooper Cos, Inc	1,930
227,550	*	DaVita, Inc	16,459
92,423		Dentsply International, Inc	4,674
31,447	*	DexCom, Inc	2,700
75,157	*	Edwards Lifesciences Corp	10,685
73,911	*	Envision Healthcare Holdings, Inc	2,719
643,480	*	Express Scripts Holding Co	52,096
262,286	*	HCA Holdings, Inc	20,290
82,835	*	Health Net, Inc	4,988
362,800		Healthsouth Corp	13,921
32,972	*	Henry Schein, Inc	4,376
21,419		Hill-Rom Holdings, Inc	1,114
656,885	*	Hologic, Inc	25,704
55,369		Humana, Inc	9,911
403,980	*	Idexx Laboratories, Inc	29,995
281,881	*	IMS Health Holdings, Inc	8,203
10,431	*,e	Inovalon Holdings, Inc	217
203,507	*	Intuitive Surgical, Inc	93,528
20,448	*	Inverness Medical Innovations, Inc	985
104,770	*	Laboratory Corp of America Holdings	11,364
150,679	*	LifePoint Hospitals, Inc	10,683
465,430		McKesson Corp	86,118
585,591	*	Olympus Corp	18,269
17,366		Patterson Cos, Inc	751
22,199	*	Pediatrix Medical Group, Inc	1,705
569,496	*	Premier, Inc	19,574
55,948		Resmed, Inc	2,851
21,874	*	Sirona Dental Systems, Inc	2,042
290,255		St. Jude Medical, Inc	18,312
68,380		Stryker Corp	6,435
39,105	*	Tenet Healthcare Corp	1,444
778,836		UnitedHealth Group, Inc	90,353
226,098		Universal Health Services, Inc (Class B)	28,219
91,484	*	Varian Medical Systems, Inc	6,750
30,057	*	VCA Antech, Inc	1,582
29,212	*,e	Veeva Systems, Inc	684
4,345		Zimmer Holdings, Inc	408
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	951,928

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
51,568		Church & Dwight Co, Inc	4,327
40,974		Clorox Co	4,734
433,426		Colgate-Palmolive Co	27,505
199,754	e	Coty, Inc	5,405
242

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
2,373,871		Estee Lauder Cos (Class A)	$191,524
83,254	*,e	Herbalife Ltd	4,537
115,197		Kimberly-Clark Corp	12,561
5,064	e	Nu Skin Enterprises, Inc (Class A)	209
34,696		Spectrum Brands, Inc	3,175
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	253,977

INSURANCE - 0.6%
215,919		ACE Ltd	22,326
119,800		Allstate Corp	6,977
884	e	Amtrust Financial Services, Inc	56
112,344		Aon plc	9,955
38,342		Arthur J. Gallagher & Co	1,583
48,258	*	Berkshire Hathaway, Inc (Class B)	6,293
8,759		Erie Indemnity Co (Class A)	727
6,478	*	Markel Corp	5,194
435,761		Marsh & McLennan Cos, Inc	22,755
458,300		Metlife, Inc	21,609
145,900		Travelers Cos, Inc	14,521
		TOTAL INSURANCE	111,996

MATERIALS - 2.9%
70,654		Air Products & Chemicals, Inc	9,014
6,289		Airgas, Inc	562
572,900		Albemarle Corp	25,265
3,176		Aptargroup, Inc	210
30,440		Ashland, Inc	3,063
185,021		Avery Dennison Corp	10,467
41,489	*	Axalta Coating Systems Ltd	1,051
296,114		Ball Corp	18,418
4,368		Bemis Co, Inc	173
1,511,349	*	Berry Plastics Group, Inc	45,446
4,475		Celanese Corp (Series A)	265
95,207		CF Industries Holdings, Inc	4,275
23,536		Chemours Co	152
13,848		Compass Minerals International, Inc	1,085
557,499	*	Crown Holdings, Inc	25,506
2,878		Cytec Industries, Inc	213
380,924		Dow Chemical Co	16,151
264,631		Du Pont (E.I.) de Nemours & Co	12,755
19,352		Eagle Materials, Inc	1,324
94,426		Eastman Chemical Co	6,111
127,524		Ecolab, Inc	13,992
39,768		FMC Corp	1,349
1,310,390		Graphic Packaging Holding Co	16,760
47,201		Huntsman Corp	457
32,380		International Flavors & Fragrances, Inc	3,344
289,164		International Paper Co	10,928
678,983		LyondellBasell Industries AF S.C.A	56,600
3,886		Martin Marietta Materials, Inc	590
1,082,185		Monsanto Co	92,354
3,275		NewMarket Corp	1,169
243

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
4,178	*	Owens-Illinois, Inc	$87
40,273		Packaging Corp of America	2,423
8,089	*	Platform Specialty Products Corp	102
1,287,892		PPG Industries, Inc	112,935
105,002		Praxair, Inc	10,696
1,413		Royal Gold, Inc	66
54,800		RPM International, Inc	2,296
16,660		Scotts Miracle-Gro Co (Class A)	1,013
215,069		Sealed Air Corp	10,082
216,942		Sherwin-Williams Co	48,330
18,429		Sigma-Aldrich Corp	2,560
16,706		Silgan Holdings, Inc	869
15,351	e	Southern Copper Corp (NY)	410
234,766		Steel Dynamics, Inc	4,033
8,043		Tahoe Resources, Inc	62
33,421		Valspar Corp	2,402
7,148		Vulcan Materials Co	638
162,800		Westlake Chemical Corp	8,448
232,102		WestRock Co	11,939
29,932	*	WR Grace & Co	2,785
		TOTAL MATERIALS	601,225

MEDIA - 4.7%
342,940	*	AMC Networks, Inc	25,093
11,995		Cablevision Systems Corp (Class A)	390
197,006		CBS Corp (Class B)	7,861
30,294	*,e	Charter Communications, Inc	5,327
44,869		Cinemark Holdings, Inc	1,458
5,821		Clear Channel Outdoor Holdings, Inc (Class A)	42
6,347,979		Comcast Corp (Class A)	361,073
259,656	e	Comcast Corp (Special Class A)	14,863
58,279	*,e	Discovery Communications, Inc (Class A)	1,517
205,240	*	Discovery Communications, Inc (Class C)	4,985
147,728	*	DISH Network Corp (Class A)	8,618
1,503,158		Interpublic Group of Cos, Inc	28,755
164,119	e	Lions Gate Entertainment Corp	6,040
59,900	*	Live Nation, Inc	1,440
24,066	*	Madison Square Garden, Inc	1,736
6,597		Morningstar, Inc	529
97,634		Omnicom Group, Inc	6,434
34,046	e	Regal Entertainment Group (Class A)	636
120,963	e	Scripps Networks Interactive (Class A)	5,950
3,362,936	*	Sirius XM Holdings, Inc	12,577
373,369	*	Starz-Liberty Capital	13,942
143,002		Time Warner Cable, Inc	25,650
1,246,825		Time Warner, Inc	85,719
434,325		Tribune Co	15,462
466,789		Twenty-First Century Fox, Inc	12,594
134,671		Twenty-First Century Fox, Inc (Class B)	3,646
4,247		Viacom, Inc	188
1,066,232		Viacom, Inc (Class B)	46,008
2,513,687		Walt Disney Co	256,899
		TOTAL MEDIA	955,432
244

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.0%
2,240,566		AbbVie, Inc	$121,909
10,628	*,e	Agios Pharmaceuticals, Inc	750
32,243	*	Akorn, Inc	919
614,356	*	Alexion Pharmaceuticals, Inc	96,079
48,856	*	Alkermes plc	2,866
1,058,143	*	Allergan plc	287,614
23,887	*	Alnylam Pharmaceuticals, Inc	1,920
1,263,275		Amgen, Inc	174,736
326,019	*	Baxalta, Inc	10,273
660,392	*	Biogen Idec, Inc	192,709
377,147	*	BioMarin Pharmaceutical, Inc	39,721
6,312		Bio-Techne Corp	584
374,644	*	Biovail Corp	66,829
13,709	*	Bluebird Bio, Inc	1,173
1,922,651		Bristol-Myers Squibb Co	113,821
187,052	*	Bruker BioSciences Corp	3,073
3,012,545	*	Celgene Corp	325,867
62,281	*	Charles River Laboratories International, Inc	3,956
2,076,728		Eli Lilly & Co	173,801
91,001	*	Endo International plc	6,305
3,380,085		Gilead Sciences, Inc	331,891
450,000		H Lundbeck AS	11,998
463,137	*	Illumina, Inc	81,429
207,551	*	Incyte Corp	22,899
16,760	*,e	Intercept Pharmaceuticals, Inc	2,780
16,694	*,e	Intrexon Corp	531
46,977	*,e	Isis Pharmaceuticals, Inc	1,899
38,458	*	Jazz Pharmaceuticals plc	5,108
292,538		Johnson & Johnson	27,308
43,506	*,e	Juno Therapeutics, Inc	1,770
60,837	*	Mallinckrodt plc	3,890
264,316	*	Medivation, Inc	11,233
129,224		Merck & Co, Inc	6,382
11,210	*	Mettler-Toledo International, Inc	3,192
702,842	*,e	Mylan NV	28,296
356,900		Novo Nordisk AS	19,260
124,385	*,e	Opko Health, Inc	1,046
122,617	*	PerkinElmer, Inc	5,636
63,502		Perrigo Co plc	9,987
342,605		Pfizer, Inc	10,761
10,288	*,e	Puma Biotechnology, Inc	775
131,120	*	Quintiles Transnational Holdings, Inc	9,122
74,210	*	Regeneron Pharmaceuticals, Inc	34,518
39,036	*,e	Seattle Genetics, Inc	1,505
581,756		Thermo Electron Corp	71,137
151,251	*	United Therapeutics Corp	19,850
383,691	*	Vertex Pharmaceuticals, Inc	39,958
6,369	*	VWR Corp	164
105,659	*	Waters Corp	12,490
245

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
1,655,497		Zoetis Inc	$68,173
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,469,893

REAL ESTATE - 1.7%
335,651		American Tower Corp	29,531
56,079		Boston Properties, Inc	6,640
3,273,517	*	CBRE Group, Inc	104,752
2,261		Columbia Property Trust, Inc	52
271,233		Crown Castle International Corp	21,392
32,064	e	Digital Realty Trust, Inc	2,094
15,928		Empire State Realty Trust, Inc	271
22,805		Equinix, Inc	6,235
123,708		Equity Lifestyle Properties, Inc	7,246
152,519		Extra Space Storage, Inc	11,768
27,514		Federal Realty Investment Trust	3,754
5,048		Gaming and Leisure Properties, Inc	150
6,599,945	e	Global Logistic Properties	9,489
5,047		Healthcare Trust of America, Inc	124
6,598	*	Howard Hughes Corp	757
33,951		Iron Mountain, Inc	1,053
144,635		Jones Lang LaSalle, Inc	20,794
31,599		Lamar Advertising Co	1,649
20,444		Omega Healthcare Investors, Inc	719
29,619		Plum Creek Timber Co, Inc	1,170
74,968		Post Properties, Inc	4,370
92,624		Public Storage, Inc	19,602
1,402,509	*	Realogy Holdings Corp	52,776
221,074		Simon Property Group, Inc	40,616
36,360		Tanger Factory Outlet Centers, Inc	1,199
7,989		Taubman Centers, Inc	552
63,929		Welltower, Inc	4,329
18,315		Weyerhaeuser Co	501
		TOTAL REAL ESTATE	353,585

RETAILING - 9.9%
53,946		Aaron’s, Inc	1,948
52,921		Advance Auto Parts, Inc	10,030
1,238,653	*	Amazon.com, Inc	634,054
411,000	*	ASOS plc	17,227
298,269	*	Autonation, Inc	17,353
58,913	*	AutoZone, Inc	42,643
134,487	*	Bed Bath & Beyond, Inc	7,668
750,300		Best Buy Co, Inc	27,851
1,973	*,e	Cabela’s, Inc	90
1,849,897	*	Carmax, Inc	109,736
2,221,350	*	Cnova NV	6,708
23,503		CST Brands, Inc	791
382,576	*	Ctrip.com International Ltd (ADR)	24,171
26,075		Dick’s Sporting Goods, Inc	1,294
224,370	e	Dillard’s, Inc (Class A)	19,608
257,749		Dollar General Corp	18,671
92,332	*	Dollar Tree, Inc	6,155
246

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
324,110		DSW, Inc (Class A)	$8,203
1,255,161		Expedia, Inc	147,708
49,532	e	Fast Retailing Co Ltd	20,148
567,783		Foot Locker, Inc	40,863
228,723		Gap, Inc	6,519
72,361		Genuine Parts Co	5,998
435,806		GNC Holdings, Inc	17,615
4,778,417	*	Groupon, Inc	15,578
2,887,377		Home Depot, Inc	333,463
134,491		L Brands, Inc	12,122
1,854,987	*	Liberty Interactive Corp	48,656
55,662	*	Liberty Ventures	2,246
350,931	*	LKQ Corp	9,952
946,839		Lowe’s Companies, Inc	65,256
772,568		Macy’s, Inc	39,648
21,992	*	Michaels Cos, Inc	508
79,635	*	Murphy USA, Inc	4,376
553,152	*	NetFlix, Inc	57,118
56,039		Nordstrom, Inc	4,019
26,627	*	Office Depot, Inc	171
144,978	*	O’Reilly Automotive, Inc	36,244
298,567		Penske Auto Group, Inc	14,463
68,543	*	Priceline.com, Inc	84,778
195,106		Ross Stores, Inc	9,457
185,737	*	Sally Beauty Holdings, Inc	4,411
566	*,e	Sears Holdings Corp	13
32,211		Signet Jewelers Ltd	4,385
380,291		Target Corp	29,914
35,032		Tiffany & Co	2,705
458,928		TJX Companies, Inc	32,777
53,865		Tractor Supply Co	4,542
89,346	*	TripAdvisor, Inc	5,631
153,339	*	Ulta Salon Cosmetics & Fragrance, Inc	25,048
36,706	*	Urban Outfitters, Inc	1,078
36,459		Williams-Sonoma, Inc	2,784
		TOTAL RETAILING	2,044,395

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
36,377		Altera Corp	1,822
114,368		Analog Devices, Inc	6,452
1,389,593		Applied Materials, Inc	20,413
1,377,861	e	ARM Holdings plc (ADR)	59,592
171,683		Atmel Corp	1,385
229,152		Avago Technologies Ltd	28,646
915,490		Broadcom Corp (Class A)	47,084
41,658	*	Freescale Semiconductor Holdings Ltd	1,524
339,202		Intel Corp	10,224
63,652		Kla-Tencor Corp	3,183
337,292		Lam Research Corp	22,035
95,786		Linear Technology Corp	3,865
699,300		Marvell Technology Group Ltd	6,329
40,303		Maxim Integrated Products, Inc	1,346
247

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
83,223	e	Microchip Technology, Inc	$3,586
196,590	*	Micron Technology, Inc	2,945
200,000	*	NXP Semiconductors NV	17,414
151,783	*	ON Semiconductor Corp	1,427
123,619	*	Qorvo, Inc	5,569
371,459		Skyworks Solutions, Inc	31,281
826,790	*	Sumco Corp	7,415
93,777	*,e	SunEdison, Inc	673
1,815	*,e	SunPower Corp	36
561,120		Texas Instruments, Inc	27,787
128,780		Xilinx, Inc	5,460
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	317,493

SOFTWARE & SERVICES - 22.3%
577,447		Accenture plc	56,740
167,700		Activision Blizzard, Inc	5,180
3,523,118	*	Adobe Systems, Inc	289,671
308,085	*	Akamai Technologies, Inc	21,276
121,257	*	Alliance Data Systems Corp	31,403
509,590	*	Alphabet, Inc (Class A)	325,307
879,939	*	Alphabet, Inc (Class C)	535,373
356,691		Amdocs Ltd	20,289
6,979	*	Ansys, Inc	615
1,291,838	*	Autodesk, Inc	57,022
163,915		Automatic Data Processing, Inc	13,172
7,468	*	Black Knight Financial Services, Inc	243
38,740		Booz Allen Hamilton Holding Co	1,015
47,348		Broadridge Financial Solutions, Inc	2,621
120,389	*	Cadence Design Systems, Inc	2,490
131,597		CDK Global, Inc	6,288
502,849	*,e	Check Point Software Technologies	39,891
427,208	*,e	Cimpress NV	32,515
234,375	*	Citrix Systems, Inc	16,238
335,157	*	Cognizant Technology Solutions Corp (Class A)	20,984
211,100		Computer Sciences Corp	12,957
12,743	*	CoStar Group, Inc	2,205
117,569		DST Systems, Inc	12,361
3,026,028	*	eBay, Inc	73,956
285,220	*	Electronic Arts, Inc	19,324
5,622,387	*	Facebook, Inc	505,453
16,527		Factset Research Systems, Inc	2,641
48,738		Fidelity National Information Services, Inc	3,269
304,498	*,e	FireEye, Inc	9,689
403,761	*	First American Corp	15,032
94,744	*	Fiserv, Inc	8,206
174,323	*	FleetCor Technologies, Inc	23,990
159,100	*	Fortinet, Inc	6,759
32,951	*	Gartner, Inc	2,766
60,777	*	Genpact Ltd	1,435
353,292		Global Payments, Inc	40,533
9,708	*,e	GoDaddy, Inc	245
740,000	*,e	GrubHub, Inc	18,012
248

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
12,533	*	HomeAway, Inc	$333
390,940		IAC/InterActiveCorp	25,517
552,179		International Business Machines Corp	80,049
3,728,981		Intuit, Inc	330,947
32,203		Jack Henry & Associates, Inc	2,242
2,900,000	*	Just Eat plc	18,043
1,034,367	e	King Digital Entertainment plc	14,005
75,460		Leidos Holdings, Inc	3,117
53,836	*	LinkedIn Corp	10,236
3,366,625		Mastercard, Inc (Class A)	303,400
6,802,464		Microsoft Corp	301,077
797,947	*,e	Mobileye NV	36,291
178,500		Netease.com (ADR)	21,441
16,434	*,e	NetSuite, Inc	1,379
2,991,041		Oracle Corp	108,036
81,133	*	Pandora Media, Inc	1,731
111,988		Paychex, Inc	5,334
3,980,998	*	PayPal Holdings, Inc	123,570
142,198	*	PTC, Inc	4,513
130,753	*	Rackspace Hosting, Inc	3,227
1,343,769	*	Red Hat, Inc	96,590
1,348,280		Sabre Corp	36,646
3,313,676	*	Salesforce.com, Inc	230,069
650,568	*	ServiceNow, Inc	45,182
27,434	*	SolarWinds, Inc	1,077
27,609		Solera Holdings, Inc	1,491
49,869	*	Splunk, Inc	2,760
29,636		SS&C Technologies Holdings, Inc	2,076
4,657	*	Synopsys, Inc	215
51,605	*	Tableau Software, Inc	4,117
790,000		Tencent Holdings Ltd	13,317
107,233	*	Teradata Corp	3,106
406,060		Total System Services, Inc	18,447
276,442	*	Twitter, Inc	7,447
11,174	*	Ultimate Software Group, Inc	2,000
243,371	*	Vantiv, Inc	10,932
46,786	*	VeriFone Systems, Inc	1,297
41,035	*,e	VeriSign, Inc	2,896
6,044,075		Visa, Inc (Class A)	421,030
215,525	*	VMware, Inc (Class A)	16,981
206,733		Western Union Co	3,796
66,698	*	WEX, Inc	5,792
42,446	*	Workday, Inc	2,923
991,400	*	Yahoo!, Inc	28,661
22,363	*,e	Yelp, Inc	484
10,822	*,e	Zillow Group, Inc	311
21,644	*,e	Zillow Group, Inc (Class C)	584
		TOTAL SOFTWARE & SERVICES	4,591,881

TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
10,036	*	3D Systems Corp	116
123,271		Amphenol Corp (Class A)	6,282
249

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
9,786,659	d	Apple, Inc	$1,079,468
13,867	*,e	Arista Networks, Inc	848
9,344	*	ARRIS Group, Inc	243
172,349		CDW Corp	7,042
4,759,149		Cisco Systems, Inc	124,928
32,942		Cognex Corp	1,132
19,176	*	CommScope Holding Co, Inc	576
309,164		EMC Corp	7,469
80,439	*	F5 Networks, Inc	9,315
85,044	*,e	Fitbit, Inc	3,205
36,370		Flir Systems, Inc	1,018
8,459		Harris Corp	619
593,400		Hewlett-Packard Co	15,197
201,399		Ingram Micro, Inc (Class A)	5,486
14,212	*,e	IPG Photonics Corp	1,080
482,025		Jabil Circuit, Inc	10,783
273,546		Juniper Networks, Inc	7,033
246,993	*	Keysight Technologies, Inc	7,617
70,520	e	Motorola, Inc	4,822
10,174		National Instruments Corp	283
491,071		NetApp, Inc	14,536
288,242	*	Palo Alto Networks, Inc	49,578
98,556		Qualcomm, Inc	5,295
371,700	e	Seagate Technology, Inc	16,652
5,655	*	Trimble Navigation Ltd	93
385,100		Western Digital Corp	30,592
21,276	*	Zebra Technologies Corp (Class A)	1,629
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,412,937

TELECOMMUNICATION SERVICES - 1.0%
466,829		AT&T, Inc	15,209
809,400	*,g	Cellnex Telecom SAU	13,790
1,136,723	*	Level 3 Communications, Inc	49,664
77,878	*	SBA Communications Corp (Class A)	8,157
2,593,504		Verizon Communications, Inc	112,844
51,078	*,e	Zayo Group Holdings, Inc	1,295
		TOTAL TELECOMMUNICATION SERVICES	200,959

TRANSPORTATION - 2.7%
367,705		Alaska Air Group, Inc	29,214
33,472		Amerco, Inc	13,170
310,573		American Airlines Group, Inc	12,060
172,762	*	Avis Budget Group, Inc	7,546
148,603		CH Robinson Worldwide, Inc	10,072
104,850		CSX Corp	2,820
1,651,324		Delta Air Lines, Inc	74,095
241,090		Expeditors International of Washington, Inc	11,343
322,834		FedEx Corp	46,482
6,951	*	Genesee & Wyoming, Inc (Class A)	411
2,562,599	*	Hertz Global Holdings, Inc	42,872
36,496		J.B. Hunt Transport Services, Inc	2,606
248,311	*	JetBlue Airways Corp	6,399
250

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
16,822		Landstar System, Inc	$1,068
491,862	*,e	Latam Airlines Group S.A. (ADR)	2,400
27,191	*	Old Dominion Freight Line	1,659
180,000		Ryanair Holdings plc (ADR)	14,094
173,046		Ryder System, Inc	12,812
1,413,635		Southwest Airlines Co	53,775
333,356	*	Spirit Airlines, Inc	15,768
1,421,147		Union Pacific Corp	125,643
668,408	*	United Continental Holdings, Inc	35,459
394,040		United Parcel Service, Inc (Class B)	38,888
		TOTAL TRANSPORTATION	560,656

UTILITIES - 0.0%
17,767	*	Calpine Corp	259
10,751		Dominion Resources, Inc	757
23,558		ITC Holdings Corp	785
1,094		TerraForm Power, Inc	16
		TOTAL UTILITIES	1,817
		TOTAL COMMON STOCKS	20,423,214
		(Cost $17,566,613)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 3.4%
GOVERNMENT AGENCY DEBT - 0.6%
$10,000,000	d	Federal Home Loan Bank (FHLB)	0.138%	10/30/15	10,000
11,200,000		FHLB	0.050	11/02/15	11,199
9,000,000		FHLB	0.075	11/09/15	8,999
32,710,000	d	FHLB	0.100	11/18/15	32,707
20,000,000	d	FHLB	0.080	12/16/15	19,995
10,000,000	d	FHLB	0.170	01/25/16	9,996
34,800,000	d	Federal Home Loan Mortgage Corp (FHLMC)	0.070	10/15/15	34,800
1,100,000		FHLMC	0.080	11/04/15	1,100
		TOTAL GOVERNMENT AGENCY DEBT			128,796

TREASURY DEBT - 0.0%
1,000,000	d	United States Treasury Bill	0.095	10/15/15	1,000
2,000,000	d	United States Treasury Bill	0.115	01/14/16	2,000
		TOTAL TREASURY DEBT			3,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.8%
571,848,831	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	571,849
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	571,849

		TOTAL SHORT-TERM INVESTMENTS	703,645
		(Cost $703,641)
251

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

		VALUE
SHARES	COMPANY	(000)
	TOTAL INVESTMENTS - 102.7%	$21,126,859
	(Cost $18,270,254)
	OTHER ASSETS & LIABILITIES, NET - (2.7)%	(551,700)
	NET ASSETS - 100.0%	$20,575,159

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $568,108,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/15, the aggregate value of these securities was $40,071,000, or 0.2% of net assets.

Cost amounts are in thousands.
252

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.2%
56,324	*	American Axle & Manufacturing Holdings, Inc	$1,123
167,583		BorgWarner, Inc	6,970
42,817		Cooper Tire & Rubber Co	1,692
10,380	*	Cooper-Standard Holding, Inc	602
120,374		Dana Holding Corp	1,912
213,546		Delphi Automotive plc	16,238
20,030	*,e	Dorman Products, Inc	1,019
17,932		Drew Industries, Inc	979
21,876	*	Federal Mogul Corp (Class A)	149
2,866,679		Ford Motor Co	38,901
12,496	*	Fox Factory Holding Corp	211
1,178,995		General Motors Co	35,393
218,376		Gentex Corp	3,385
26,543	*	Gentherm, Inc	1,192
194,868		Goodyear Tire & Rubber Co	5,716
154,043		Harley-Davidson, Inc	8,457
13,693	*	Horizon Global Corp	121
484,264		Johnson Controls, Inc	20,029
57,299		Lear Corp	6,233
6,649		Metaldyne Performance Group, Inc	140
36,302	*	Modine Manufacturing Co	286
13,147	*	Motorcar Parts of America, Inc	412
21,131		Remy International, Inc	618
15,087		Standard Motor Products, Inc	526
20,247	*	Stoneridge, Inc	250
2,693		Strattec Security Corp	170
17,815		Superior Industries International, Inc	333
45,591	*	Tenneco, Inc	2,041
72,086	*,e	Tesla Motors, Inc	17,906
33,978		Thor Industries, Inc	1,760
15,398	*	Tower International, Inc	366
33,034	*	Visteon Corp	3,344
21,322	e	Winnebago Industries, Inc	408
		TOTAL AUTOMOBILES & COMPONENTS	178,882

BANKS - 6.2%
12,604		1st Source Corp	388
5,171	e	Access National Corp	105
5,882		American National Bankshares, Inc	138
23,589		Ameris Bancorp	678
7,069	e	Ames National Corp	162
5,633	*	Anchor BanCorp Wisconsin, Inc	240
253

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
24,400		Apollo Residential Mortgage	$309
7,491		Arrow Financial Corp	200
112,856		Associated Banc-Corp	2,028
66,701		Astoria Financial Corp	1,074
25,515		Banc of California, Inc	313
5,016		Bancfirst Corp	317
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	497
72,389		Bancorpsouth, Inc	1,721
41,404		Bank Mutual Corp	318
7,768,549		Bank of America Corp	121,034
32,426	e	Bank of Hawaii Corp	2,059
3,864		Bank of Marin Bancorp	185
57,827		Bank of the Ozarks, Inc	2,531
15,980		BankFinancial Corp	199
76,129		BankUnited	2,722
15,583		Banner Corp	744
4,570	e	Bar Harbor Bankshares	146
569,437		BB&T Corp	20,272
59,137		BBCN Bancorp, Inc	888
4,100	*,e	BBX Capital Corp	66
9,956	*,e	Bear State Financial, Inc	89
61,657	*	Beneficial Bancorp, Inc	818
21,508		Berkshire Hills Bancorp, Inc	592
20,549		Blue Hills Bancorp, Inc	285
17,544		BNC Bancorp	390
11,321	*	BofI Holding, Inc	1,458
20,505	e	BOK Financial Corp	1,327
59,217		Boston Private Financial Holdings, Inc	693
8,872		Bridge Bancorp, Inc	237
54,590		Brookline Bancorp, Inc	554
12,987		Bryn Mawr Bank Corp	404
6,346	*	BSB Bancorp, Inc	134
4,588	*	C1 Financial, Inc	87
5,527		Camden National Corp	223
16,948	*	Capital Bank Financial Corp	512
9,158		Capital City Bank Group, Inc	137
105,428		Capitol Federal Financial	1,278
22,480		Cardinal Financial Corp	517
21,201	*	Cascade Bancorp	115
60,166		Cathay General Bancorp	1,803
33,881		Centerstate Banks of Florida, Inc	498
17,227		Central Pacific Financial Corp	361
2,883		Century Bancorp, Inc	118
13,560		Charter Financial Corp	172
24,990		Chemical Financial Corp	808
128,729		CIT Group, Inc	5,153
2,244,177		Citigroup, Inc	111,334
9,568		Citizens & Northern Corp	187
221,768		Citizens Financial Group, Inc	5,291
10,721	e	City Holding Co	529
35,413		City National Corp	3,118
19,650		Clifton Bancorp, Inc	273
254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
9,772		CNB Financial Corp	$178
26,184		CoBiz, Inc	341
42,696		Columbia Banking System, Inc	1,333
131,821		Comerica, Inc	5,418
61,634		Commerce Bancshares, Inc	2,808
30,550	e	Community Bank System, Inc	1,136
12,718		Community Trust Bancorp, Inc	452
7,261	*	CommunityOne Bancorp	79
21,722		ConnectOne Bancorp, Inc	419
12,656	*	CU Bancorp	284
39,988		Cullen/Frost Bankers, Inc	2,542
19,196	*	Customers Bancorp, Inc	493
80,226		CVB Financial Corp	1,340
23,810		Dime Community Bancshares	402
22,108	*	Eagle Bancorp, Inc	1,006
106,767		East West Bancorp, Inc	4,102
4,559		Enterprise Bancorp, Inc	96
14,785		Enterprise Financial Services Corp	372
40,929	*	Essent Group Ltd	1,017
57,923		EverBank Financial Corp	1,118
4,054	*	Farmers Capital Bank Corp	101
20,788	*	FCB Financial Holdings, Inc	678
7,387		Federal Agricultural Mortgage Corp (Class C)	192
12,551		Fidelity Southern Corp	265
599,099		Fifth Third Bancorp	11,329
10,211		Financial Institutions, Inc	253
15,337		First Bancorp (NC)	261
85,475	*	First Bancorp (Puerto Rico)	304
6,485		First Bancorp, Inc	124
19,350		First Busey Corp	384
6,176		First Business Financial Services, Inc	145
5,634		First Citizens Bancshares, Inc (Class A)	1,273
66,434		First Commonwealth Financial Corp	604
12,139		First Community Bancshares, Inc	217
13,926		First Connecticut Bancorp	224
7,726		First Defiance Financial Corp	282
44,691		First Financial Bancorp	853
48,150	e	First Financial Bankshares, Inc	1,530
8,954		First Financial Corp	290
172,999		First Horizon National Corp	2,453
13,482		First Interstate Bancsystem, Inc	375
26,538		First Merchants Corp	696
57,533		First Midwest Bancorp, Inc	1,009
11,498	*	First NBC Bank Holding Co	403
263,698		First Niagara Financial Group, Inc	2,692
8,623		First of Long Island Corp	233
105,295		First Republic Bank	6,609
123,577		FirstMerit Corp	2,184
15,789	*	Flagstar Bancorp, Inc	325
23,200		Flushing Financial Corp	464
127,680		FNB Corp	1,653
10,372		Fox Chase Bancorp, Inc	180
255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
3,888	*,e	Franklin Financial Network, Inc	$87
130,713		Fulton Financial Corp	1,582
9,802		German American Bancorp, Inc	287
56,600		Glacier Bancorp, Inc	1,494
7,809		Great Southern Bancorp, Inc	338
30,455		Great Western Bancorp, Inc	773
7,975	*	Green Bancorp, Inc	91
11,166		Guaranty Bancorp	184
31,047	*,e	Hampton Roads Bankshares, Inc	59
57,555		Hancock Holding Co	1,557
23,963		Hanmi Financial Corp	604
13,311		Heartland Financial USA, Inc	483
15,254		Heritage Commerce Corp	173
22,833		Heritage Financial Corp	430
14,409		Heritage Oaks Bancorp	115
55,915	*	Hilltop Holdings, Inc	1,108
997	e	Hingham Institution for Savings	116
42,029		Home Bancshares, Inc	1,702
15,022		HomeStreet, Inc	347
16,046	*	HomeTrust Bancshares, Inc	298
6,700		Horizon Bancorp	159
392,192		Hudson City Bancorp, Inc	3,989
597,336		Huntington Bancshares, Inc	6,332
28,157		IBERIABANK Corp	1,639
6,123	*,e	Impac Mortgage Holdings, Inc	100
19,246		Independent Bank Corp (MA)	887
17,558		Independent Bank Corp (MI)	259
6,960		Independent Bank Group, Inc	267
40,567		International Bancshares Corp	1,015
257,321		Investors Bancorp, Inc	3,175
2,730,738		JPMorgan Chase & Co	166,493
69,276		Kearny Financial Corp	795
627,474		Keycorp	8,163
28,418		Lakeland Bancorp, Inc	316
12,420		Lakeland Financial Corp	561
35,043		LegacyTexas Financial Group, Inc	1,068
4,100	*	LendingTree, Inc	381
95,632	e	M&T Bank Corp	11,662
15,363		MainSource Financial Group, Inc	313
55,577		MB Financial, Inc	1,814
12,428		Mercantile Bank Corp	258
3,784		Merchants Bancshares, Inc	111
41,025		Meridian Bancorp, Inc	561
5,273		Meta Financial Group, Inc	220
252,589	*	MGIC Investment Corp	2,339
5,257		MidWestOne Financial Group, Inc	154
27,253		National Bank Holdings Corp	559
5,351	e	National Bankshares, Inc	166
4,350	*,e	National Commerce Corp	104
100,779		National Penn Bancshares, Inc	1,184
28,655	*,e	Nationstar Mortgage Holdings, Inc	397
32,725		NBT Bancorp, Inc	882
256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
328,676	e	New York Community Bancorp, Inc	$5,936
26,583		NewBridge Bancorp	227
38,864	*	NMI Holdings, Inc	295
36,323		Northfield Bancorp, Inc	552
69,442		Northwest Bancshares, Inc	903
10,808		OceanFirst Financial Corp	186
80,446	*,e	Ocwen Financial Corp	540
33,903	e	OFG Bancorp	296
86,033		Old National Bancorp	1,198
21,667	*	Old Second Bancorp, Inc	135
7,479		Opus Bank	286
32,883		Oritani Financial Corp	514
14,467		Pacific Continental Corp	193
15,408	*	Pacific Premier Bancorp, Inc	313
75,475		PacWest Bancorp	3,231
9,690	e	Park National Corp	874
33,018		Park Sterling Bank	225
11,582		Peapack Gladstone Financial Corp	245
2,964	e	Penns Woods Bancorp, Inc	121
9,969		Pennsylvania Commerce Bancorp, Inc	293
9,540	*	PennyMac Financial Services, Inc	153
13,423		Peoples Bancorp, Inc	279
5,712	e	Peoples Financial Services Corp	200
229,288		People’s United Financial, Inc	3,607
26,946		Pinnacle Financial Partners, Inc	1,331
378,867		PNC Financial Services Group, Inc	33,795
77,233		Popular, Inc	2,335
8,859		Preferred Bank	280
58,098		PrivateBancorp, Inc	2,227
51,867		Prosperity Bancshares, Inc	2,547
45,191		Provident Financial Services, Inc	881
8,729		QCR Holdings, Inc	191
141,913		Radian Group, Inc	2,258
992,067		Regions Financial Corp	8,939
29,870		Renasant Corp	981
6,104		Republic Bancorp, Inc (Class A)	150
25,676		S&T Bancorp, Inc	838
18,232		Sandy Spring Bancorp, Inc	477
17,078	*	Seacoast Banking Corp of Florida	251
16,424		ServisFirst Bancshares, Inc	682
8,919		Sierra Bancorp	142
37,479	*	Signature Bank	5,156
22,158		Simmons First National Corp (Class A)	1,062
18,098		South State Corp	1,391
16,521	e	Southside Bancshares, Inc	455
14,769		Southwest Bancorp, Inc	242
12,357	*	Square Financial, Inc	317
26,403		State Bank & Trust Co	546
88,560		Sterling Bancorp/DE	1,317
10,870		Stock Yards Bancorp, Inc	395
7,609		Stonegate Bank	242
10,313	*,e	Stonegate Mortgage Corp	73
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
8,903		Suffolk Bancorp	$243
5,838	*	Sun Bancorp, Inc	112
381,769		SunTrust Banks, Inc	14,599
37,982	*	SVB Financial Group	4,388
99,224		Synovus Financial Corp	2,937
40,611		Talmer Bancorp Inc	676
125,733		TCF Financial Corp	1,906
8,286		Territorial Bancorp, Inc	216
33,717	*	Texas Capital Bancshares, Inc	1,767
52,879		TFS Financial Corp	912
26,827	*	The Bancorp, Inc	204
11,138		Tompkins Trustco, Inc	594
36,382	e	TowneBank	686
16,948		Trico Bancshares	416
16,178	*	Tristate Capital Holdings, Inc	202
10,668	*	Triumph Bancorp, Inc	179
71,043		Trustco Bank Corp NY	415
49,168		Trustmark Corp	1,139
29,256		UMB Financial Corp	1,486
161,706		Umpqua Holdings Corp	2,636
33,847		Union Bankshares Corp	812
52,160	e	United Bankshares, Inc	1,982
40,245		United Community Banks, Inc	823
30,361		United Community Financial Corp	152
36,948		United Financial Bancorp, Inc (New)	482
14,493		Univest Corp of Pennsylvania	279
1,227,945		US Bancorp	50,358
172,796		Valley National Bancorp	1,700
19,235	*	Walker & Dunlop, Inc	502
70,029		Washington Federal, Inc	1,593
10,818		Washington Trust Bancorp, Inc	416
22,962		Waterstone Financial, Inc	310
67,195		Webster Financial Corp	2,394
3,428,444		Wells Fargo & Co	176,051
28,222		WesBanco, Inc	888
11,970		West Bancorporation, Inc	224
18,981	e	Westamerica Bancorporation	844
62,509	*	Western Alliance Bancorp	1,920
52,747		Wilshire Bancorp, Inc	554
35,315		Wintrust Financial Corp	1,887
20,553		WSFS Financial Corp	592
18,616		Yadkin Financial Corp	400
149,549		Zions Bancorporation	4,119
		TOTAL BANKS	965,799

CAPITAL GOODS - 7.3%
469,229		3M Co	66,523
54,949		A.O. Smith Corp	3,582
29,877		Aaon, Inc	579
26,739		AAR Corp	507
32,350	*	Accuride Corp	90
43,959		Actuant Corp (Class A)	808
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
32,117		Acuity Brands, Inc	$5,639
24,758	e	Advanced Drainage Systems, Inc	716
110,795	*	Aecom Technology Corp	3,048
28,439	*	Aegion Corp	469
46,010	*,e	Aerojet Rocketdyne Holdings, Inc	744
14,335	*	Aerovironment, Inc	287
56,061	e	AGCO Corp	2,614
75,690		Air Lease Corp	2,340
46,365		Aircastle Ltd	956
6,904		Alamo Group, Inc	323
21,082		Albany International Corp (Class A)	603
71,508		Allegion plc	4,123
4,493		Allied Motion Technologies, Inc	80
133,019		Allison Transmission Holdings, Inc	3,550
20,492		Altra Holdings, Inc	474
13,776	*	Ameresco, Inc	81
7,032	e	American Railcar Industries, Inc	254
5,344		American Science & Engineering, Inc	190
9,387	*	American Woodmark Corp	609
177,267		Ametek, Inc	9,275
21,529		Apogee Enterprises, Inc	961
29,542		Applied Industrial Technologies, Inc	1,127
9,512		Argan, Inc	330
28,807	*	Armstrong World Industries, Inc	1,375
73,992	*	ArvinMeritor, Inc	787
14,102		Astec Industries, Inc	473
14,118	*	Astronics Corp	571
19,364		AZZ, Inc	943
40,073	*	Babcock & Wilcox Enterprises, Inc	673
39,660		Barnes Group, Inc	1,430
78,609		BE Aerospace, Inc	3,451
37,178	*	Beacon Roofing Supply, Inc	1,208
35,059	*	Blount International, Inc	195
3,967	*,e	Blue Bird Corp	39
507,329		Boeing Co	66,435
35,415		Briggs & Stratton Corp	684
33,815	*	Builders FirstSource, Inc	429
80,147		BWX Technologies, Inc	2,113
13,167	*	CAI International, Inc	133
48,194		Carlisle Cos, Inc	4,211
446,458	e	Caterpillar, Inc	29,180
22,344	*	Chart Industries, Inc	429
72,371	e	Chicago Bridge & Iron Co NV	2,870
12,832		CIRCOR International, Inc	515
36,993		Clarcor, Inc	1,764
73,519	*,e	Colfax Corp	2,199
14,727		Columbus McKinnon Corp	267
29,078		Comfort Systems USA, Inc	793
18,507	*	Commercial Vehicle Group, Inc	75
23,295	*	Continental Building Products Inc	478
35,538		Crane Co	1,656
16,079		Cubic Corp	674
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
134,102		Cummins, Inc	$14,561
35,284		Curtiss-Wright Corp	2,202
435,212		Danaher Corp	37,084
246,887	e	Deere & Co	18,270
53,820	*	DigitalGlobe, Inc	1,024
101,234	e	Donaldson Co, Inc	2,843
16,771		Douglas Dynamics, Inc	333
118,749		Dover Corp	6,790
8,048	*	Ducommun, Inc	162
9,738	*	DXP Enterprises, Inc	266
25,816	*,e	Dycom Industries, Inc	1,868
345,619		Eaton Corp	17,730
46,269		EMCOR Group, Inc	2,047
494,216		Emerson Electric Co	21,830
15,305		Encore Wire Corp	500
32,847		EnerSys	1,760
12,394		Engility Holdings, Inc	320
19,664	*,e	Enphase Energy, Inc	73
17,204		EnPro Industries, Inc	674
20,012		ESCO Technologies, Inc	718
23,350	*	Esterline Technologies Corp	1,679
217,423	e	Fastenal Co	7,960
46,509		Federal Signal Corp	638
99,301		Flowserve Corp	4,085
108,333		Fluor Corp	4,588
118,030		Fortune Brands Home & Security, Inc	5,603
35,044		Franklin Electric Co, Inc	954
9,868		Freightcar America, Inc	169
169,616	*,e	FuelCell Energy, Inc	125
25,764	*	Furmanite Corp	157
32,486		GATX Corp	1,434
52,047	*,e	Generac Holdings, Inc	1,566
37,226		General Cable Corp	443
214,425		General Dynamics Corp	29,580
7,452,988		General Electric Co	187,964
22,869	*	Gibraltar Industries, Inc	420
16,574		Global Brass & Copper Holdings, Inc	340
14,132		Gorman-Rupp Co	339
43,418		Graco, Inc	2,910
7,763		Graham Corp	137
29,395		Granite Construction, Inc	872
44,924	*	Great Lakes Dredge & Dock Corp	226
19,838	e	Greenbrier Cos, Inc	637
26,499		Griffon Corp	418
23,777		H&E Equipment Services, Inc	398
59,172		Harsco Corp	537
13,954	*,e	HC2 Holdings, Inc	98
126,159	*	HD Supply Holdings, Inc	3,611
14,478		HEICO Corp	708
29,540		HEICO Corp (Class A)	1,341
71,415		Hexcel Corp	3,204
45,722		Hillenbrand, Inc	1,189
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
578,244		Honeywell International, Inc	$54,754
42,521		Hubbell, Inc (Class B)	3,612
35,966		Huntington Ingalls	3,854
4,796		Hurco Cos, Inc	126
7,224		Hyster-Yale Materials Handling, Inc	418
56,742		IDEX Corp	4,046
221,299		Illinois Tool Works, Inc	18,215
195,772		Ingersoll-Rand plc	9,939
13,472		Insteel Industries, Inc	217
66,122		ITT Corp	2,210
93,057	*	Jacobs Engineering Group, Inc	3,483
21,706		John Bean Technologies Corp	830
71,908	e	Joy Global, Inc	1,074
8,084		Kadant, Inc	315
19,992		Kaman Corp	717
106,685		KBR, Inc	1,777
58,766		Kennametal, Inc	1,463
24,548	*,e	KEYW Holding Corp	151
38,579	*	KLX, Inc	1,379
35,813	*	Kratos Defense & Security Solutions, Inc	151
60,975		L-3 Communications Holdings, Inc	6,373
4,456	*,e	Lawson Products, Inc	96
7,262		LB Foster Co (Class A)	89
30,249		Lennox International, Inc	3,428
55,983		Lincoln Electric Holdings, Inc	2,935
8,999	e	Lindsay Manufacturing Co	610
198,722		Lockheed Martin Corp	41,197
12,960		LSI Industries, Inc	109
12,907	*	Lydall, Inc	368
100,071		Manitowoc Co, Inc	1,501
257,957		Masco Corp	6,495
22,281	*	Masonite International Corp	1,350
48,078	*	Mastec, Inc	761
42,429	*	Middleby Corp	4,463
9,476	*	Milacron Holdings Corp	166
7,280		Miller Industries, Inc	142
28,530	*	Moog, Inc (Class A)	1,543
75,826	*	MRC Global, Inc	845
34,779	e	MSC Industrial Direct Co (Class A)	2,123
42,636		Mueller Industries, Inc	1,261
118,277		Mueller Water Products, Inc (Class A)	906
15,457	*	MYR Group, Inc	405
3,938		National Presto Industries, Inc	332
38,145	*,e	Navistar International Corp	485
19,754	*	NCI Building Systems, Inc	209
7,962	*,e	Neff Corp	44
13,876		NN, Inc	257
45,081		Nordson Corp	2,837
6,979	*	Nortek, Inc	442
142,742		Northrop Grumman Corp	23,688
7,062	*	Northwest Pipe Co	92
79,518	*,e	NOW, Inc	1,177
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
3,532	*,e	NV5 Holdings, Inc	$66
2,354		Omega Flex, Inc	79
44,267		Orbital ATK, Inc	3,181
19,593	*	Orion Marine Group, Inc	117
57,963	e	Oshkosh Truck Corp	2,106
87,128		Owens Corning, Inc	3,652
263,140		Paccar, Inc	13,728
102,593		Parker Hannifin Corp	9,982
9,372	*	Patrick Industries, Inc	370
132,996		Pentair plc	6,788
28,503	*	Perini Corp	469
36,380	*	Pgt, Inc	447
125,956	*,e	Plug Power, Inc	230
15,949	*	Ply Gem Holdings, Inc	187
7,077		Powell Industries, Inc	213
3,314	*,e	Power Solutions International, Inc	75
14,420	*	PowerSecure International, Inc	166
102,242		Precision Castparts Corp	23,486
1,801		Preformed Line Products Co	67
28,783	e	Primoris Services Corp	515
17,206	*,e	Proto Labs, Inc	1,153
25,291		Quanex Building Products Corp	460
151,070	*	Quanta Services, Inc	3,657
27,582	e	Raven Industries, Inc	468
225,762		Raytheon Co	24,667
17,664		RBC Bearings, Inc	1,055
33,217		Regal-Beloit Corp	1,875
74,035	*	Rexnord Corp	1,257
99,579		Rockwell Automation, Inc	10,104
97,885		Rockwell Collins, Inc	8,011
72,857		Roper Industries, Inc	11,417
26,334	*	Rush Enterprises, Inc (Class A)	637
31,268		Simpson Manufacturing Co, Inc	1,047
40,812		Snap-On, Inc	6,160
43,521	*,e	SolarCity Corp	1,859
7,959	*	Sparton Corp	170
104,846	*	Spirit Aerosystems Holdings, Inc (Class A)	5,068
30,406		SPX Corp	362
30,406	*	SPX FLOW, Inc	1,047
9,752		Standex International Corp	735
113,757		Stanley Works	11,032
10,746	*	Stock Building Supply Holdings, Inc	189
16,194		Sun Hydraulics Corp	445
8,231	*	Sunrun, Inc	85
24,710		TAL International Group, Inc	338
38,585	*,e	Taser International, Inc	850
26,449	*	Teledyne Technologies, Inc	2,388
13,262		Tennant Co	745
77,584		Terex Corp	1,392
15,040	e	Textainer Group Holdings Ltd	248
205,292		Textron, Inc	7,727
7,401	*,e	The ExOne Company	50
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
24,419	*	Thermon Group Holdings	$502
57,385		Timken Co	1,578
33,155	e	Titan International, Inc	219
11,613	*,e	Titan Machinery, Inc	133
41,052		Toro Co	2,896
39,495	*	TransDigm Group, Inc	8,389
24,081	*	Trex Co, Inc	803
34,233	*	Trimas Corp	560
114,441		Trinity Industries, Inc	2,594
36,497		Triumph Group, Inc	1,536
6,504		Twin Disc, Inc	81
71,789	*	United Rentals, Inc	4,311
652,784		United Technologies Corp	58,091
25,266	*	Univar, Inc	459
14,766		Universal Forest Products, Inc	852
67,415	*,e	USG Corp	1,795
17,479		Valmont Industries, Inc	1,659
7,860	*	Vectrus, Inc	173
6,270	*,e	Veritiv Corp	233
12,845	*	Vicor Corp	131
48,060	e	W.W. Grainger, Inc	10,333
52,045	*	Wabash National Corp	551
40,484	*	WABCO Holdings, Inc	4,244
19,517		Watsco, Inc	2,312
21,144		Watts Water Technologies, Inc (Class A)	1,117
32,974	*,e	WESCO International, Inc	1,532
71,607		Westinghouse Air Brake Technologies Corp	6,305
48,425		Woodward Governor Co	1,971
8,335	*	Xerium Technologies, Inc	108
134,207		Xylem, Inc	4,409
		TOTAL CAPITAL GOODS	1,140,276

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
41,289		ABM Industries, Inc	1,128
37,820		Acacia Research (Acacia Technologies)	343
81,816	*	ACCO Brands Corp	578
14,431		Administaff, Inc	634
126,681	e	ADT Corp	3,788
31,285	*	Advisory Board Co	1,425
16,280		American Ecology Corp	711
26,021	*	ARC Document Solutions, Inc	155
6,166		Barrett Business Services, Inc	265
35,197		Brady Corp (Class A)	692
35,828		Brink’s Co	968
29,675	*	Casella Waste Systems, Inc (Class A)	172
35,493	*,e	CBIZ, Inc	349
10,344		CDI Corp	88
25,057		CEB, Inc	1,712
16,272		Ceco Environmental Corp	133
67,393		Cintas Corp	5,779
43,305	*	Clean Harbors, Inc	1,904
93,566	*	Copart, Inc	3,078
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
84,474		Covanta Holding Corp	$1,474
7,013	*	CRA International, Inc	151
36,968		Deluxe Corp	2,061
26,621		Dun & Bradstreet Corp	2,795
20,052		Ennis, Inc	348
85,071		Equifax, Inc	8,267
28,344		Essendant, Inc	919
19,672		Exponent, Inc	877
9,375	*	Franklin Covey Co	151
30,776	*	FTI Consulting, Inc	1,278
15,088		G & K Services, Inc (Class A)	1,005
9,864	*	GP Strategies Corp	225
51,852		Healthcare Services Group	1,747
14,300		Heidrick & Struggles International, Inc	278
8,893	*	Heritage-Crystal Clean, Inc	91
43,782		Herman Miller, Inc	1,263
25,556	*	Hill International, Inc	84
33,809		HNI Corp	1,450
17,181	*	Huron Consulting Group, Inc	1,074
14,961	*	ICF International, Inc	455
114,792	*	ICO Global Communications Holdings Ltd	83
50,885	*	IHS, Inc (Class A)	5,903
27,969	*	Innerworkings, Inc	175
49,074		Interface, Inc	1,101
105,770		KAR Auction Services, Inc	3,755
20,372		Kelly Services, Inc (Class A)	288
18,302		Kforce, Inc	481
25,171		Kimball International, Inc (Class B)	238
35,963		Knoll, Inc	790
37,184		Korn/Ferry International	1,230
57,887		Manpower, Inc	4,740
24,984		Matthews International Corp (Class A)	1,223
19,108		McGrath RentCorp	510
13,300	*	Mistras Group, Inc	171
33,943		Mobile Mini, Inc	1,045
21,996		MSA Safety, Inc	879
8,734		Multi-Color Corp	668
36,256	*	Navigant Consulting, Inc	577
270,305		Nielsen NV	12,020
4,943		NL Industries, Inc	15
38,425	*	On Assignment, Inc	1,418
148,964		Pitney Bowes, Inc	2,957
19,971		Quad	242
153,250		R.R. Donnelley & Sons Co	2,231
176,880		Republic Services, Inc	7,287
28,792		Resources Connection, Inc	434
100,038		Robert Half International, Inc	5,118
70,333		Rollins, Inc	1,890
39,749	*	RPX Corp	545
12,140	*	SP Plus Corp	281
61,807		Steelcase, Inc (Class A)	1,138
60,451	*	Stericycle, Inc	8,421
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
15,368	*	Team, Inc	$494
44,478		Tetra Tech, Inc	1,081
51,220		Towers Watson & Co	6,012
25,954	*	TransUnion	652
12,065	*,e	TRC Cos, Inc	143
30,336	*	TriNet Group, Inc	510
30,958	*	TrueBlue, Inc	696
311,359		Tyco International plc	10,418
10,976		Unifirst Corp	1,172
125,086	*	Verisk Analytics, Inc	9,245
15,178		Viad Corp	440
7,372	*	Volt Information Sciences, Inc	67
2,793		VSE Corp	112
26,743	*	WageWorks, Inc	1,206
91,756		Waste Connections, Inc	4,458
338,661		Waste Management, Inc	16,869
38,638		West Corp	865
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	172,189

CONSUMER DURABLES & APPAREL - 1.8%
9,523	e	Arctic Cat, Inc	211
7,681		Bassett Furniture Industries, Inc	214
21,459	*	Beazer Homes USA, Inc	286
16,578	*	Black Diamond, Inc	104
68,196		Brunswick Corp	3,266
58,438		Callaway Golf Co	488
39,090		Carter’s, Inc	3,543
6,619	*	Cavco Industries, Inc	451
11,363	*	Century Communities, Inc	226
6,001	*	Cherokee, Inc	93
204,773		Coach, Inc	5,924
21,226		Columbia Sportswear Co	1,248
56,978	*	CROCS, Inc	736
6,879		CSS Industries, Inc	181
6,895		Culp, Inc	221
26,041	*	Deckers Outdoor Corp	1,512
241,753		DR Horton, Inc	7,098
7,865		Escalade, Inc	124
18,783	e	Ethan Allen Interiors, Inc	496
3,991		Flexsteel Industries, Inc	125
31,215	*,e	Fossil Group, Inc	1,744
87,591	e	Garmin Ltd	3,143
29,399	*	G-III Apparel Group Ltd	1,813
65,952	*,e	GoPro, Inc	2,059
9,827	*	Green Brick Partners, Inc	106
297,224		Hanesbrands, Inc	8,602
52,481		Harman International Industries, Inc	5,038
82,316		Hasbro, Inc	5,938
21,160	*	Helen of Troy Ltd	1,890
7,913	e	Hooker Furniture Corp	186
93,175	*,e	Hovnanian Enterprises, Inc (Class A)	165
34,721	*,e	Iconix Brand Group, Inc	469
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
14,775	*	Installed Building Products Inc	$373
21,039	*,e	iRobot Corp	613
13,358	*,e	Jakks Pacific, Inc	114
155,992	*	Jarden Corp	7,625
3,583		Johnson Outdoors, Inc	76
94,263	*	Kate Spade & Co	1,801
60,650	e	KB Home	822
37,580		La-Z-Boy, Inc	998
101,979		Leggett & Platt, Inc	4,207
7,350		Lennar Corp (B Shares)	291
128,503		Lennar Corp (Class A)	6,185
10,716	*,e	LGI Homes, Inc	291
16,013		Libbey, Inc	522
7,210		Lifetime Brands, Inc	101
82,394	*,e	Lululemon Athletica, Inc	4,173
16,714	*	M/I Homes, Inc	394
13,092	*	Malibu Boats Inc	183
8,407		Marine Products Corp	58
250,569	e	Mattel, Inc	5,277
6,163	*	MCBC Holdings, Inc	80
29,150	e	MDC Holdings, Inc	763
28,574	*	Meritage Homes Corp	1,043
146,850	*	Michael Kors Holdings Ltd	6,203
45,442	*	Mohawk Industries, Inc	8,261
12,667		Movado Group, Inc	327
3,180		Nacco Industries, Inc (Class A)	151
22,756	*	Nautilus, Inc	341
6,504	*,e	New Home Co Inc	84
198,550		Newell Rubbermaid, Inc	7,884
499,853		Nike, Inc (Class B)	61,467
3,033	*	NVR, Inc	4,626
10,973		Oxford Industries, Inc	811
32,977	*	Performance Sports Group Ltd	443
8,860	*	Perry Ellis International, Inc	195
61,198		Phillips-Van Heusen Corp	6,239
48,899	e	Polaris Industries, Inc	5,861
32,650		Pool Corp	2,361
270,599		Pulte Homes, Inc	5,106
44,148		Ralph Lauren Corp	5,217
35,106	e	Ryland Group, Inc	1,433
18,497	*,e	Sequential Brands Group, Inc	268
30,224	*	Skechers U.S.A., Inc (Class A)	4,052
12,508	*	Skullcandy, Inc	69
39,523	*	Smith & Wesson Holding Corp	667
110,180	*	Standard-Pacific Corp	881
41,788	*	Steven Madden Ltd	1,530
13,899	e	Sturm Ruger & Co, Inc	816
5,163	e	Superior Uniform Group, Inc	93
24,241	*	Taylor Morrison Home Corp	452
45,528	*	Tempur-Pedic International, Inc	3,252
129,747	*	Toll Brothers, Inc	4,443
28,661	*	TopBuild Corp	888
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
118,469	*	TRI Pointe Homes, Inc	$1,551
41,746	*	Tumi Holdings, Inc	736
36,963	e	Tupperware Corp	1,829
131,968	*,e	Under Armour, Inc (Class A)	12,772
10,905	*	Unifi, Inc	325
11,370	*	Universal Electronics, Inc	478
16,444	*,e	Vera Bradley, Inc	207
250,119		VF Corp	17,061
9,200	*	Vince Holding Corp	32
47,182	*	Vista Outdoor, Inc	2,096
11,248	*	WCI Communities, Inc	255
5,214		Weyco Group, Inc	141
58,219		Whirlpool Corp	8,573
13,294	*	William Lyon Homes, Inc	274
76,448		Wolverine World Wide, Inc	1,654
21,026	*	Zagg, Inc	143
		TOTAL CONSUMER DURABLES & APPAREL	276,238

CONSUMER SERVICES - 2.4%
17,607	*,e	2U, Inc	632
13,862	*	American Public Education, Inc	325
69,950	*	Apollo Group, Inc (Class A)	774
142,754		ARAMARK Holdings Corp	4,231
10,215	*	Ascent Media Corp (Series A)	280
71,477	*	Belmond Ltd.	723
15,788	*	BJ’s Restaurants, Inc	679
90,837		Bloomin’ Brands, Inc	1,651
17,542		Bob Evans Farms, Inc	761
6,185	*,e	Bojangles’, Inc	105
58,143	*	Boyd Gaming Corp	948
12,909	*	Bravo Brio Restaurant Group, Inc	146
13,548	*	Bridgepoint Education, Inc	103
27,545	*	Bright Horizons Family Solutions	1,770
45,353		Brinker International, Inc	2,389
14,166	*	Buffalo Wild Wings, Inc	2,740
34,686	*,e	Caesars Acquisition Co	246
38,423	*,e	Caesars Entertainment Corp	226
8,227	*,e	Cambium Learning Group, Inc	39
8,937		Capella Education Co	443
46,334	*	Career Education Corp	174
314,087		Carnival Corp	15,610
12,748	e	Carriage Services, Inc	275
27,792	*	Carrols Restaurant Group, Inc	331
36,458		Cheesecake Factory	1,967
54,819	*,e	Chegg, Inc	395
22,845	*	Chipotle Mexican Grill, Inc (Class A)	16,454
26,423		Choice Hotels International, Inc	1,259
10,291		Churchill Downs, Inc	1,377
12,474	*	Chuy’s Holdings, Inc	354
31,382		ClubCorp Holdings, Inc	674
5,623		Collectors Universe	85
14,150	e	Cracker Barrel Old Country Store, Inc	2,084
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
93,005		Darden Restaurants, Inc	$6,375
16,794	*	Dave & Buster’s Entertainment, Inc	635
17,725	*	Del Frisco’s Restaurant Group, Inc	246
61,863	*	Denny’s Corp	682
48,007	e	DeVry, Inc	1,306
30,972	*,e	Diamond Resorts International, Inc	724
12,442		DineEquity, Inc	1,140
40,835		Domino’s Pizza, Inc	4,407
71,089	e	Dunkin Brands Group, Inc	3,483
10,058	*,e	El Pollo Loco Holdings, Inc	108
20,875	*	Eldorado Resorts, Inc	188
11,217	*,e	Empire Resorts, Inc	47
44,382		Extended Stay America, Inc	745
20,469	*	Fiesta Restaurant Group, Inc	929
2,399		Graham Holdings Co	1,384
34,464	*	Grand Canyon Education, Inc	1,309
204,247		H&R Block, Inc	7,394
8,405	*,e	Habit Restaurants, Inc	180
384,225		Hilton Worldwide Holdings, Inc	8,814
101,128	*	Houghton Mifflin Harcourt Co	2,054
25,504	*,e	Hyatt Hotels Corp	1,201
68,009	e	International Game Technology plc	1,043
20,955		International Speedway Corp (Class A)	665
29,107		Interval Leisure Group, Inc	534
13,700	*	Intrawest Resorts Holdings Inc	119
15,534	*	Isle of Capri Casinos, Inc	271
10,325	*	J Alexander’s Holdings, Inc	103
27,934		Jack in the Box, Inc	2,152
11,200	*,e	Jamba, Inc	160
26,055	*	K12, Inc	324
6,015	*,e	Kona Grill, Inc	95
48,331	*	Krispy Kreme Doughnuts, Inc	707
69,470	*	La Quinta Holdings, Inc	1,096
270,501		Las Vegas Sands Corp	10,271
3,365		Liberty Tax, Inc	78
68,430	*,e	LifeLock, Inc	600
14,891		Marcus Corp	288
155,789		Marriott International, Inc (Class A)	10,625
19,332		Marriott Vacations Worldwide Corp	1,317
704,250		McDonald’s Corp	69,390
329,404	*	MGM Resorts International	6,078
7,140	*	Monarch Casino & Resort, Inc	128
23,956	*	Morgans Hotel Group Co	80
8,091	*,e	Noodles & Co	115
97,296	*	Norwegian Cruise Line Holdings Ltd	5,575
18,711	*	Panera Bread Co (Class A)	3,619
21,662		Papa John’s International, Inc	1,483
6,692	*,e	Papa Murphy’s Holdings, Inc	98
60,160	*,e	Penn National Gaming, Inc	1,010
43,980	*	Pinnacle Entertainment, Inc	1,488
10,931	*	Planet Fitness, Inc	187
17,192	*	Popeyes Louisiana Kitchen, Inc	969
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
16,455	*,e	Potbelly Corp	$181
10,662	*	Red Robin Gourmet Burgers, Inc	808
30,479	*	Regis Corp	399
127,003		Royal Caribbean Cruises Ltd	11,315
46,223	*	Ruby Tuesday, Inc	287
26,831		Ruth’s Chris Steak House, Inc	436
37,197	*,e	Scientific Games Corp (Class A)	389
51,334	e	SeaWorld Entertainment, Inc	914
149,654		Service Corp International	4,056
75,591	*	ServiceMaster Global Holdings, Inc	2,536
4,371	*,e	Shake Shack, Inc	207
53,284		Six Flags Entertainment Corp	2,439
38,968		Sonic Corp	894
46,276	e	Sotheby’s (Class A)	1,480
9,984		Speedway Motorsports, Inc	180
1,109,740		Starbucks Corp	63,077
127,142		Starwood Hotels & Resorts Worldwide, Inc	8,452
862	*	Steak N Shake Co	315
10,261	*	Steiner Leisure Ltd	648
7,659	*	Strayer Education, Inc	421
50,852		Texas Roadhouse, Inc (Class A)	1,892
15,190		Universal Technical Institute, Inc	53
27,082		Vail Resorts, Inc	2,835
159,675		Wendy’s	1,381
4,418	*	Wingstop, Inc	106
88,866		Wyndham Worldwide Corp	6,390
60,223		Wynn Resorts Ltd	3,199
316,562		Yum! Brands, Inc	25,309
14,098	*,e	Zoe’s Kitchen, Inc	557
		TOTAL CONSUMER SERVICES	365,425

DIVERSIFIED FINANCIALS - 3.7%
40,483	*	Affiliated Managers Group, Inc	6,922
355,309	*	Ally Financial, Inc	7,241
637,350		American Express Co	47,247
134,150		Ameriprise Financial, Inc	14,640
16,506	e	Arlington Asset Investment Corp (Class A)	232
26,422		Artisan Partners Asset Management, Inc	931
608	*,e	Ashford, Inc	39
829,364		Bank of New York Mellon Corp	32,470
131,560		BGC Partners, Inc (Class A)	1,081
92,793		BlackRock, Inc	27,603
16,951		Calamos Asset Management, Inc (Class A)	161
398,647		Capital One Financial Corp	28,910
20,380		Cash America International, Inc	570
62,482		CBOE Holdings, Inc	4,191
846,448		Charles Schwab Corp	24,175
7,179	e	CIFC Corp	51
237,188		CME Group, Inc	21,997
14,207		Cohen & Steers, Inc	390
82,972	*,e	Cowen Group, Inc	378
6,269	*,e	Credit Acceptance Corp	1,234
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
2,179		Diamond Hill Investment Group, Inc	$405
320,606		Discover Financial Services	16,668
214,458	*	E*TRADE Financial Corp	5,647
88,158		Eaton Vance Corp	2,946
19,334	*,e	Encore Capital Group, Inc	715
18,647	*	Enova International, Inc	191
25,641		Evercore Partners, Inc (Class A)	1,288
38,445	*	Ezcorp, Inc (Class A)	237
69,691	e	Federated Investors, Inc (Class B)	2,014
5,405	e	Fifth Street Asset Management, Inc	40
39,058	e	Financial Engines, Inc	1,151
21,634	*	First Cash Financial Services, Inc	867
59,776	*	FNFV Group	701
286,726		Franklin Resources, Inc	10,683
23,847		Gain Capital Holdings, Inc	174
4,901		GAMCO Investors, Inc (Class A)	269
319,534		Goldman Sachs Group, Inc	55,522
34,042	*	Green Dot Corp	599
22,433		Greenhill & Co, Inc	639
27,971		HFF, Inc (Class A)	944
8,431	*	Houlihan Lokey, Inc	184
42,390		Interactive Brokers Group, Inc (Class A)	1,673
82,332		IntercontinentalExchange Group, Inc	19,347
11,369	*	INTL FCStone, Inc	281
318,549		Invesco Ltd	9,948
25,877		Investment Technology Group, Inc	345
26,920	e	iShares Russell 2000 Index Fund	2,940
109,114	e	Janus Capital Group, Inc	1,484
9,015	*,e	JG Wentworth Co	44
32,261	*	KCG Holdings, Inc	354
73,441	*,e	Ladenburg Thalmann Financial Services, Inc	155
92,967		Lazard Ltd (Class A)	4,026
72,511		Legg Mason, Inc	3,017
50,188	*,e	LendingClub Corp	664
242,948		Leucadia National Corp	4,922
61,562	e	LPL Financial Holdings, Inc	2,448
27,836		MarketAxess Holdings, Inc	2,585
6,533		Marlin Business Services Corp	101
202,506		McGraw-Hill Financial, Inc	17,517
5,352		Medley Management, Inc	35
12,795		Moelis & Co	336
131,247		Moody’s Corp	12,888
1,132,965		Morgan Stanley	35,688
83,164		MSCI, Inc (Class A)	4,945
83,860		NASDAQ OMX Group, Inc	4,472
287,660		Navient Corp	3,233
17,407		Nelnet, Inc (Class A)	603
18,457	*	NewStar Financial, Inc	151
172,816		Northern Trust Corp	11,779
143,463		NorthStar Asset Management Group, Inc	2,060
19,473		OM Asset Management plc	300
8,132	*,e	On Deck Capital, Inc	81
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,363		Oppenheimer Holdings, Inc	$147
36,552	*	PHH Corp	516
17,372	*	Pico Holdings, Inc	168
12,046	*	Piper Jaffray Cos	436
35,958	*,e	PRA Group, Inc	1,903
9,591		Pzena Investment Management, Inc (Class A)	85
94,509		Raymond James Financial, Inc	4,691
8,577	*	Regional Management Corp	133
9,098		Resource America, Inc (Class A)	61
16,951	*	Safeguard Scientifics, Inc	263
66,420		Santander Consumer USA Holdings, Inc	1,356
103,149		SEI Investments Co	4,975
317,527		SLM Corp	2,350
13,088	e	SPDR S&P MidCap 400 ETF Trust	3,258
132,124	e	SPDR Trust Series 1	25,319
38,494	*	Springleaf Holdings, Inc	1,683
304,529		State Street Corp	20,467
49,761	*	Stifel Financial Corp	2,095
84,950	*,e	Synchrony Financial	2,659
193,908		T Rowe Price Group, Inc	13,477
196,566		TD Ameritrade Holding Corp	6,259
22,143	e	Tiptree Financial, Inc	142
13,262	e	Virtu Financial, Inc	304
5,194		Virtus Investment Partners, Inc	522
161,375		Voya Financial, Inc	6,257
62,904		Waddell & Reed Financial, Inc (Class A)	2,187
28,439	*,e	Walter Investment Management Corp	462
5,409		Westwood Holdings Group, Inc	294
84,317	e	WisdomTree Investments, Inc	1,360
5,697	*,e	World Acceptance Corp	153
		TOTAL DIVERSIFIED FINANCIALS	574,751

ENERGY - 6.3%
70,225	*	Abraxas Petroleum Corp	90
1,730		Adams Resources & Energy, Inc	71
23,232		Alon USA Energy, Inc	420
375,701		Anadarko Petroleum Corp	22,689
51,630	*,e	Antero Resources Corp	1,092
278,995		Apache Corp	10,925
30,066	*,e	Approach Resources, Inc	56
14,064		Ardmore Shipping Corp	170
47,265	e	Atwood Oceanics, Inc	700
321,443		Baker Hughes, Inc	16,728
30,478	*,e	Basic Energy Services, Inc	101
36,170	*,e	Bill Barrett Corp	119
36,356	*,e	Bonanza Creek Energy, Inc	148
26,221		Bristow Group, Inc	686
41,604	*,e	C&J Energy Services Ltd	146
306,169		Cabot Oil & Gas Corp	6,693
235,429		California Resources Corp	612
48,954	*	Callon Petroleum Co	357
141,683	*	Cameron International Corp	8,688
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
15,028	e	CARBO Ceramics, Inc	$285
37,895	*	Carrizo Oil & Gas, Inc	1,157
174,970	*	Cheniere Energy, Inc	8,451
433,124	e	Chesapeake Energy Corp	3,175
1,390,986		Chevron Corp	109,721
69,929		Cimarex Energy Co	7,166
4,602	*,e	Clayton Williams Energy, Inc	179
54,226	*,e	Clean Energy Fuels Corp	244
46,507	*,e	Cloud Peak Energy, Inc	122
270,770	*	Cobalt International Energy, Inc	1,917
234,601		Columbia Pipeline Group, Inc	4,291
88,791	*	Concho Resources, Inc	8,728
912,242		ConocoPhillips	43,751
169,243	e	Consol Energy, Inc	1,659
12,994	*	Contango Oil & Gas Co	99
63,433	*	Continental Resources, Inc	1,838
11,149	e	CVR Energy, Inc	458
42,034		Delek US Holdings, Inc	1,164
266,127	e	Denbury Resources, Inc	649
304,096		Devon Energy Corp	11,279
66,927		DHT Holdings, Inc	497
47,743	e	Diamond Offshore Drilling, Inc	826
46,462	*	Diamondback Energy, Inc	3,001
17,982	*	Dorian LPG Ltd	185
28,933	*	Dril-Quip, Inc	1,684
36,656	*,e	Eclipse Resources Corp	71
54,290		Energen Corp	2,707
31,459	*,e	Energy Fuels, Inc	92
172,866		Ensco plc	2,434
406,049		EOG Resources, Inc	29,560
25,000	*,e	EP Energy Corp	129
112,945		EQT Corp	7,315
14,364	*	Era Group, Inc	215
9,927	*,e	Erin Energy Corp	39
17,517		Evolution Petroleum Corp	97
51,391		Exterran Holdings, Inc	925
3,083,172	d	Exxon Mobil Corp	229,234
46,513	*,e	Fairmount Santrol Holdings, Inc	126
171,060	*	FMC Technologies, Inc	5,303
43,546	*	Forum Energy Technologies, Inc	532
26,300		Frank’s International NV	403
80,982	*,e	Frontline Ltd	218
32,033	e	GasLog Ltd	308
58,105	*,e	Gastar Exploration, Inc	67
16,135	*	Gener8 Maritime, Inc	177
9,836	*,e	Geospace Technologies Corp	136
66,097	e	Golar LNG Ltd	1,843
26,945		Green Plains Renewable Energy, Inc	524
20,444	e	Gulfmark Offshore, Inc	125
71,494	*	Gulfport Energy Corp	2,122
270,090	*,e	Halcon Resources Corp	143
7,892	e	Hallador Petroleum Co	55
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
629,237		Halliburton Co	$22,244
77,857	*	Helix Energy Solutions Group, Inc	373
71,374	e	Helmerich & Payne, Inc	3,373
186,517		Hess Corp	9,337
144,439		HollyFrontier Corp	7,054
23,429	*,e	Hornbeck Offshore Services, Inc	317
12,002	*,e	Independence Contract Drilling, Inc	60
100,154	*	ION Geophysical Corp	39
823	*	Isramco, Inc	82
19,153	*,e	Jones Energy, Inc (Class A)	92
1,320,884		Kinder Morgan, Inc	36,562
115,749	*	Kosmos Energy LLC	646
90,832	*,e	Laredo Petroleum Holdings, Inc	857
499,473		Marathon Oil Corp	7,692
401,716		Marathon Petroleum Corp	18,611
55,403	*,e	Matador Resources Co	1,149
19,934	*	Matrix Service Co	448
180,710	*,e	McDermott International, Inc	777
61,264	*	Memorial Resource Development Corp	1,077
131,616		Murphy Oil Corp	3,185
243,840		Nabors Industries Ltd	2,304
286,970		National Oilwell Varco, Inc	10,804
9,713	*	Natural Gas Services Group, Inc	187
61,477	e	Navios Maritime Acq Corp	216
120,207	*	Newfield Exploration Co	3,955
63,344	*	Newpark Resources, Inc	324
176,953	e	Noble Corp plc	1,931
317,190		Noble Energy, Inc	9,573
13,964	e	Nordic American Offshore Ltd	84
68,002	e	Nordic American Tanker Shipping	1,034
54,400	e	North Atlantic Drilling Ltd	42
48,403	*,e	Northern Oil And Gas, Inc	214
102,607	*,e	Oasis Petroleum, Inc	891
568,080		Occidental Petroleum Corp	37,578
73,330		Oceaneering International, Inc	2,880
38,178	*	Oil States International, Inc	998
155,126		Oneok, Inc	4,995
15,683	*,e	Pacific Ethanol, Inc	102
10,734		Panhandle Oil and Gas, Inc (Class A)	173
12,018	*	Par Petroleum Corp	250
96,030	*	Parker Drilling Co	253
61,450	*,e	Parsley Energy, Inc	926
109,613		Patterson-UTI Energy, Inc	1,440
63,909		PBF Energy, Inc	1,804
29,537	*	PDC Energy, Inc	1,566
9,723	*	PHI, Inc	184
397,974		Phillips 66	30,580
42,944	*	Pioneer Energy Services Corp	90
110,406		Pioneer Natural Resources Co	13,430
130,757		Questar Market Resources, Inc	1,638
124,748	e	Range Resources Corp	4,007
32,964	*	Renewable Energy Group, Inc	273
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
36,039	*,e	Rex Energy Corp	$75
5,384	*	Rex Stores Corp	273
53,668	*,e	Rice Energy, Inc	867
9,601	*,e	RigNet, Inc	245
14,462	*,e	Ring Energy, Inc	143
93,726		Rowan Cos plc	1,514
42,512	e	RPC, Inc	376
40,173	*	RSP Permian, Inc	814
39,750	*,e	Sanchez Energy Corp	244
937,471		Schlumberger Ltd	64,657
129,737		Scorpio Tankers, Inc	1,190
13,606	*	SEACOR Holdings, Inc	814
273,827	e	Seadrill Ltd	1,616
32,387		SemGroup Corp	1,400
16,055	*,e	Seventy Seven Energy, Inc	22
45,041	e	Ship Finance International Ltd	732
284,727	*	Southwestern Energy Co	3,613
499,265		Spectra Energy Corp	13,116
49,819	e	St. Mary Land & Exploration Co	1,596
42,383	*,e	Stone Energy Corp	210
111,107		Superior Energy Services	1,403
76,439	*	Synergy Resources Corp	749
41,398		Targa Resources Investments, Inc	2,133
34,489		Teekay Corp	1,022
62,294		Teekay Tankers Ltd (Class A)	430
26,063		Tesco Corp	186
93,353		Tesoro Corp	9,078
61,337	*	Tetra Technologies, Inc	362
34,989	e	Tidewater, Inc	460
17,866	*,e	TransAtlantic Petroleum Ltd	45
35,997	*,e	Triangle Petroleum Corp	51
113,588	*,e	Ultra Petroleum Corp	726
36,980	*	Unit Corp	416
65,643	*,e	Uranium Energy Corp	66
40,307	e	US Silica Holdings Inc	568
370,753		Valero Energy Corp	22,282
26,733	e	W&T Offshore, Inc	80
573,568	*	Weatherford International Ltd	4,864
52,354		Western Refining, Inc	2,310
13,045	*,e	Westmoreland Coal Co	184
150,984	*	Whiting Petroleum Corp	2,306
553,984		Williams Cos, Inc	20,414
54,384		World Fuel Services Corp	1,947
151,612	*	WPX Energy, Inc	1,004
		TOTAL ENERGY	983,221

FOOD & STAPLES RETAILING - 2.1%
21,366		Andersons, Inc	728
28,759		Casey’s General Stores, Inc	2,960
14,374	*,e	Chefs’ Warehouse Holdings, Inc	204
325,488		Costco Wholesale Corp	47,056
828,719		CVS Health Corp	79,955
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
4,199	*,e	Fairway Group Holdings Corp	$4
31,233	*,e	Fresh Market, Inc	706
9,316		Ingles Markets, Inc (Class A)	446
713,663		Kroger Co	25,742
6,410	*,e	Natural Grocers by Vitamin C	145
14,319	e	Pricesmart, Inc	1,107
731,408	*	Rite Aid Corp	4,440
17,661	*	Smart & Final Stores, Inc	277
28,394		Spartan Stores, Inc	734
112,416	*,e	Sprouts Farmers Market, Inc	2,372
191,905	*	Supervalu, Inc	1,378
438,691		Sysco Corp	17,096
36,929	*	United Natural Foods, Inc	1,791
4,843		Village Super Market (Class A)	114
635,883		Walgreens Boots Alliance, Inc	52,842
1,162,129		Wal-Mart Stores, Inc	75,352
8,834		Weis Markets, Inc	369
264,881		Whole Foods Market, Inc	8,383
		TOTAL FOOD & STAPLES RETAILING	324,201

FOOD, BEVERAGE & TOBACCO - 4.9%
2,319		Alico, Inc	94
1,448,932		Altria Group, Inc	78,822
9,627	*	Amplify Snack Brands, Inc	103
5,199	*,e	Arcadia Biosciences, Inc	16
458,865		Archer Daniels Midland Co	19,020
42,015		B&G Foods, Inc (Class A)	1,531
32,179	*	Blue Buffalo Pet Products, Inc	576
6,759	*,e	Boston Beer Co, Inc (Class A)	1,424
44,670	*,e	Boulder Brands, Inc	366
20,237	e	Brown-Forman Corp	2,165
93,647		Brown-Forman Corp (Class B)	9,074
106,137		Bunge Ltd	7,780
10,841		Calavo Growers, Inc	484
23,658	e	Cal-Maine Foods, Inc	1,292
128,947		Campbell Soup Co	6,535
44,724	*,e	Castle Brands, Inc	59
3,512		Coca-Cola Bottling Co Consolidated	679
2,882,456		Coca-Cola Co	115,644
172,269		Coca-Cola Enterprises, Inc	8,329
315,962		ConAgra Foods, Inc	12,800
120,911		Constellation Brands, Inc (Class A)	15,139
7,653	*	Craft Brewers Alliance, Inc	61
122,720	*	Darling International, Inc	1,379
70,011		Dean Foods Co	1,157
19,435	*	Diamond Foods, Inc	600
141,887		Dr Pepper Snapple Group, Inc	11,216
5,320	*	Farmer Bros Co	145
128,238		Flowers Foods, Inc	3,173
24,793		Fresh Del Monte Produce, Inc	980
15,781	*,e	Freshpet, Inc	166
440,990		General Mills, Inc	24,753
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
76,104	*	Hain Celestial Group, Inc	$3,927
108,117		Hershey Co	9,934
99,035		Hormel Foods Corp	6,270
52,645		Ingredion, Inc	4,596
14,455	*,e	Inventure Foods, Inc	128
11,326		J&J Snack Foods Corp	1,287
88,147		J.M. Smucker Co	10,057
5,780		John B. Sanfilippo & Son, Inc	296
184,673		Kellogg Co	12,290
95,542		Keurig Green Mountain, Inc	4,982
436,360		Kraft Heinz Co	30,798
14,003		Lancaster Colony Corp	1,365
36,205		Lance, Inc	1,221
19,323	*	Landec Corp	226
3,603	*,e	Lifeway Foods, Inc	38
8,386	e	Limoneira Co	140
94,535		McCormick & Co, Inc	7,769
149,746		Mead Johnson Nutrition Co	10,542
8,017	e	Mgp Ingredients, Inc	128
101,905		Molson Coors Brewing Co (Class B)	8,460
1,203,277		Mondelez International, Inc	50,381
110,616	*	Monster Beverage Corp	14,949
8,815	*	National Beverage Corp	271
15,084	*	Omega Protein Corp	256
1,084,671		PepsiCo, Inc	102,284
1,145,878		Philip Morris International, Inc	90,903
48,235	e	Pilgrim’s Pride Corp	1,002
85,273		Pinnacle Foods, Inc	3,571
40,255	*	Post Holdings, Inc	2,379
601,072		Reynolds American, Inc	26,609
16,213	e	Sanderson Farms, Inc	1,112
192	*	Seaboard Corp	591
6,106	*	Seneca Foods Corp	161
14,223	*,e	Synutra International, Inc	68
13,988	e	Tootsie Roll Industries, Inc	438
31,544	*	TreeHouse Foods, Inc	2,454
217,034		Tyson Foods, Inc (Class A)	9,354
16,609	e	Universal Corp	823
59,392	e	Vector Group Ltd	1,343
129,894	*	WhiteWave Foods Co (Class A)	5,215
		TOTAL FOOD, BEVERAGE & TOBACCO	754,180

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
5,996	*,e	AAC Holdings, Inc	133
16,624		Abaxis, Inc	731
1,101,154		Abbott Laboratories	44,288
30,796	*	Abiomed, Inc	2,857
38,100	*	Acadia Healthcare Co, Inc	2,525
58,290	*,e	Accuray, Inc	291
20,426		Aceto Corp	561
4,240	*	Addus HomeCare Corp	132
4,312	*,e	Adeptus Health, Inc	348
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
258,232		Aetna Inc	$28,253
29,433	*,e	Air Methods Corp	1,003
60,253	*	Align Technology, Inc	3,420
4,207	*	Alliance HealthCare Services, Inc	41
133,589	*	Allscripts Healthcare Solutions, Inc	1,656
5,488	*	Almost Family, Inc	220
21,596	*	Amedisys, Inc	820
162,652		AmerisourceBergen Corp	15,450
34,893	*	AMN Healthcare Services, Inc	1,047
35,759	*	Amsurg Corp	2,779
9,253		Analogic Corp	759
18,523	*	Angiodynamics, Inc	244
10,943	*	Anika Therapeutics, Inc	348
112,289	*,e	Antares Pharma, Inc	191
191,907		Anthem, Inc	26,867
28,653	*,e	athenahealth, Inc	3,821
21,089	*	AtriCure, Inc	462
1,165		Atrion Corp	437
54,958		Bard (C.R.), Inc	10,239
401,924		Baxter International, Inc	13,203
152,792		Becton Dickinson & Co	20,269
51,896	*,e	BioScrip, Inc	97
19,708	*	BioTelemetry, Inc	241
992,117	*	Boston Scientific Corp	16,281
135,933	*	Brookdale Senior Living, Inc	3,121
25,974		Cantel Medical Corp	1,473
21,051	*	Capital Senior Living Corp	422
244,734		Cardinal Health, Inc	18,800
23,626	*	Cardiovascular Systems, Inc	374
24,169	*,e	Castlight Health, Inc	102
87,960	*	Centene Corp	4,770
222,136	*	Cerner Corp	13,319
71,510	*,e	Cerus Corp	325
12,646		Chemed Corp	1,688
189,492		Cigna Corp	25,585
9,010	*	Civitas Solutions, Inc	207
87,364	*	Community Health Systems, Inc	3,737
8,700	e	Computer Programs & Systems, Inc	367
7,574	*	ConforMIS, Inc	137
20,631		Conmed Corp	985
5,120	*,e	Connecture, Inc	23
33,944		Cooper Cos, Inc	5,053
16,039	*,e	Corindus Vascular Robotics, Inc	50
7,512	*	Corvel Corp	243
22,090	*	Cross Country Healthcare, Inc	301
19,963		CryoLife, Inc	194
10,389	*	Cutera, Inc	136
19,727	*	Cyberonics, Inc	1,199
16,811	*	Cynosure, Inc (Class A)	505
130,506	*	DaVita, Inc	9,439
103,471		Dentsply International, Inc	5,233
58,641	*	DexCom, Inc	5,035
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
26,827	*,e	Diplomat Pharmacy, Inc	$771
79,607	*	Edwards Lifesciences Corp	11,318
5,034	*	EndoChoice Holdings, Inc	57
47,927	*,e	Endologix, Inc	588
18,706		Ensign Group, Inc	797
3,873	*,e	Entellus Medical, Inc	70
137,365	*	Envision Healthcare Holdings, Inc	5,054
8,762	*	Evolent Health, Inc	140
7,074	*	Exactech, Inc	123
30,586	*	ExamWorks Group, Inc	894
499,204	*	Express Scripts Holding Co	40,416
29,310	*	Five Star Quality Care, Inc	91
27,739	*	Genesis Health Care, Inc	170
30,765	*,e	GenMark Diagnostics, Inc	242
4,290	*	Glaukos Corp	104
49,755	*	Globus Medical, Inc	1,028
18,875	*	Greatbatch, Inc	1,065
38,562	*	Haemonetics Corp	1,246
35,247	*	Halyard Health, Inc	1,002
25,502	*	Hanger Orthopedic Group, Inc	348
237,244	*	HCA Holdings, Inc	18,353
57,109	*	Health Net, Inc	3,439
26,662	*	HealthEquity, Inc	788
67,513		Healthsouth Corp	2,590
18,780	*	HealthStream, Inc	410
23,599	*	Healthways, Inc	262
12,504	*,e	HeartWare International, Inc	654
59,318	*	Henry Schein, Inc	7,873
42,104		Hill-Rom Holdings, Inc	2,189
65,676	*	HMS Holdings Corp	576
181,625	*	Hologic, Inc	7,107
110,794		Humana, Inc	19,832
10,376	*	ICU Medical, Inc	1,136
69,037	*	Idexx Laboratories, Inc	5,126
6,460	*	Imprivata, Inc	115
98,565	*	IMS Health Holdings, Inc	2,868
11,764	*	Inogen Inc	571
18,510	*,e	Inovalon Holdings, Inc	386
41,898	*	Insulet Corp	1,086
18,839	*	Integra LifeSciences Holdings Corp	1,122
27,216	*	Intuitive Surgical, Inc	12,508
23,110		Invacare Corp	334
62,811	*	Inverness Medical Innovations, Inc	3,024
19,324	*,e	InVivo Therapeutics Holdings Corp	167
4,264	*	Invuity, Inc	60
12,768	*	IPC The Hospitalist Co, Inc	992
2,271	*,e	iRadimed Corp	55
12,742	*	K2M Group Holdings, Inc	237
61,383		Kindred Healthcare, Inc	967
74,337	*	Laboratory Corp of America Holdings	8,063
7,415		Landauer, Inc	274
12,000	*	Lantheus Holdings, Inc	52
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
17,363	*	LDR Holding Corp	$600
9,523		LeMaitre Vascular, Inc	116
9,839	*	LHC Group, Inc	440
32,789	*	LifePoint Hospitals, Inc	2,325
20,368	*	Magellan Health Services, Inc	1,129
32,545	*	Masimo Corp	1,255
171,282		McKesson Corp	31,692
44,883	*	MedAssets, Inc	900
40,806	*	Medidata Solutions, Inc	1,718
1,054,137		Medtronic plc	70,564
43,385	*	Merge Healthcare, Inc	308
31,965		Meridian Bioscience, Inc	547
32,366	*	Merit Medical Systems, Inc	774
26,015	*,e	Molina Healthcare, Inc	1,791
7,753		National Healthcare Corp	472
5,598	e	National Research Corp	67
24,197	*	Natus Medical, Inc	955
27,729	*	Neogen Corp	1,248
11,308	*,e	Nevro Corp	525
23,606	*,e	Nobilis Health Corp	123
35,423	*	NuVasive, Inc	1,708
45,234	*	NxStage Medical, Inc	713
27,483	*	Omnicell, Inc	855
36,642	*	OraSure Technologies, Inc	163
14,876	*	Orthofix International NV	502
48,050	e	Owens & Minor, Inc	1,535
14,688	*,e	Oxford Immunotec Global plc	198
64,882		Patterson Cos, Inc	2,806
69,267	*	Pediatrix Medical Group, Inc	5,319
22,536	*	PharMerica Corp	642
27,598	*	Premier, Inc	949
7,642	*,e	Press Ganey Holdings, Inc	226
10,213	*	Providence Service Corp	445
37,773		Quality Systems, Inc	471
106,327		Quest Diagnostics, Inc	6,536
21,781	*	Quidel Corp	411
25,914	*	RadNet, Inc	144
104,174		Resmed, Inc	5,309
37,335	*,e	Rockwell Medical Technologies, Inc	288
38,631	*	RTI Biologics, Inc	219
6,279	*	SeaSpine Holdings Corp	102
8,571	*	Second Sight Medical Products, Inc	51
77,335		Select Medical Holdings Corp	834
5,649	*	Sientra, Inc	57
41,409	*	Sirona Dental Systems, Inc	3,865
30,482	*,e	Spectranetics Corp	359
208,009		St. Jude Medical, Inc	13,123
26,141	*,e	Staar Surgical Co	203
44,285	e	STERIS Corp	2,877
249,845		Stryker Corp	23,510
16,030	*	Surgical Care Affiliates, Inc	524
11,439	*	SurModics, Inc	250
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
13,125	*,e	Tandem Diabetes Care, Inc	$116
53,159	*	Team Health Holdings, Inc	2,872
6,676	*	Teladoc, Inc	149
30,961		Teleflex, Inc	3,846
73,295	*	Tenet Healthcare Corp	2,706
40,711	*	Thoratec Corp	2,575
20,401	*,e	TransEnterix, Inc	46
18,039	*	Triple-S Management Corp (Class B)	321
14,056	*,e	Trupanion, Inc	106
90,289	*,e	Unilife Corp	88
698,987		UnitedHealth Group, Inc	81,089
37,008	*	Universal American Corp	253
67,876		Universal Health Services, Inc (Class B)	8,472
9,158		US Physical Therapy, Inc	411
2,349		Utah Medical Products, Inc	127
73,882	*	Varian Medical Systems, Inc	5,451
12,709	*	Vascular Solutions, Inc	412
61,078	*	VCA Antech, Inc	3,216
52,333	*,e	Veeva Systems, Inc	1,225
10,409	*,e	Veracyte, Inc	49
15,934	*	Vocera Communications, Inc	182
32,655	*	WellCare Health Plans, Inc	2,814
52,696		West Pharmaceutical Services, Inc	2,852
26,972	*	Wright Medical Group NV	550
38,008	*,e	Wright Medical Group, Inc	799
23,878	*	Zeltiq Aesthetics, Inc	765
125,690		Zimmer Holdings, Inc	11,806
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	797,618

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
323,551	e	Avon Products, Inc	1,052
31,484	*	Central Garden and Pet Co (Class A)	507
92,822		Church & Dwight Co, Inc	7,788
94,886		Clorox Co	10,962
669,213		Colgate-Palmolive Co	42,468
61,432	e	Coty, Inc	1,663
46,250		Edgewell Personal Care Co	3,774
18,991	*,e	Elizabeth Arden, Inc	222
46,250		Energizer Holdings, Inc	1,790
155,113		Estee Lauder Cos (Class A)	12,515
54,206	*,e	Herbalife Ltd	2,954
56,570	*	HRG Group, Inc	664
12,258		Inter Parfums, Inc	304
265,893		Kimberly-Clark Corp	28,993
8,647	*	Medifast, Inc	232
5,685	e	Natural Health Trends Corp	186
5,868		Nature’s Sunshine Products, Inc	70
43,341	e	Nu Skin Enterprises, Inc (Class A)	1,789
6,693	*	Nutraceutical International Corp	158
3,981		Oil-Dri Corp of America	91
6,476		Orchids Paper Products Co	169
1,995,456		Procter & Gamble Co	143,553
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
8,319	*	Revlon, Inc (Class A)	$245
18,325		Spectrum Brands, Inc	1,677
4,308	*,e	USANA Health Sciences, Inc	578
10,793		WD-40 Co	961
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	265,365

INSURANCE - 4.2%
238,867		ACE Ltd	24,699
320,815		Aflac, Inc	18,649
11,833	*	Alleghany Corp	5,539
70,615		Allied World Assurance Co Holdings Ltd	2,695
300,857		Allstate Corp	17,522
32,256	*	AMBAC Financial Group, Inc	467
56,412	e	American Equity Investment Life Holding Co	1,315
51,139		American Financial Group, Inc	3,524
986,152		American International Group, Inc	56,033
5,469		American National Insurance Co	534
13,468		Amerisafe, Inc	670
27,435	e	Amtrust Financial Services, Inc	1,728
208,448		Aon plc	18,471
92,386	*	Arch Capital Group Ltd	6,788
20,996		Argo Group International Holdings Ltd	1,188
124,079		Arthur J. Gallagher & Co	5,122
45,798		Aspen Insurance Holdings Ltd	2,128
50,146		Assurant, Inc	3,962
111,748		Assured Guaranty Ltd	2,794
8,461	*	Atlas Financial Holdings, Inc	157
74,802		Axis Capital Holdings Ltd	4,018
6,904		Baldwin & Lyons, Inc (Class B)	150
1,368,681	*	Berkshire Hathaway, Inc (Class B)	178,476
86,667		Brown & Brown, Inc	2,684
168,473		Chubb Corp	20,663
121,446		Cincinnati Financial Corp	6,534
32,879	*,e	Citizens, Inc (Class A)	244
19,762		CNA Financial Corp	690
145,352		Conseco, Inc	2,734
19,001		Crawford & Co (Class B)	107
7,812		Donegal Group, Inc (Class A)	110
6,754		EMC Insurance Group, Inc	157
24,104		Employers Holdings, Inc	537
46,342		Endurance Specialty Holdings Ltd	2,828
6,955	*	Enstar Group Ltd	1,043
18,735		Erie Indemnity Co (Class A)	1,554
32,825		Everest Re Group Ltd	5,690
8,273		FBL Financial Group, Inc (Class A)	509
10,321		Federated National Holding Co	248
8,299		Fidelity & Guaranty Life	204
80,939		First American Financial Corp	3,162
207,557		FNF Group	7,362
368,772	*	Genworth Financial, Inc (Class A)	1,704
20,683	*	Greenlight Capital Re Ltd (Class A)	461
7,438	*	Hallmark Financial Services	85
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
32,615		Hanover Insurance Group, Inc	$2,534
310,194		Hartford Financial Services Group, Inc	14,201
70,870		HCC Insurance Holdings, Inc	5,490
6,789	e	HCI Group, Inc	263
18,411	*	Heritage Insurance Holdings, Inc	363
29,606		Horace Mann Educators Corp	984
5,951		Independence Holding Co	77
8,975		Infinity Property & Casualty Corp	723
6,910		James River Group Holdings Ltd	186
2,854		Kansas City Life Insurance Co	134
32,110		Kemper Corp	1,136
187,295		Lincoln National Corp	8,889
230,094		Loews Corp	8,316
34,934	e	Maiden Holdings Ltd	485
10,352	*	Markel Corp	8,301
394,471		Marsh & McLennan Cos, Inc	20,599
110,912	*	MBIA, Inc	674
20,342		Mercury General Corp	1,028
690,310		Metlife, Inc	32,548
27,288		National General Holdings Corp	526
6,453		National Interstate Corp	172
1,551		National Western Life Insurance Co (Class A)	345
8,338	*	Navigators Group, Inc	650
193,444		Old Republic International Corp	3,025
17,609		OneBeacon Insurance Group Ltd (Class A)	247
35,306		PartnerRe Ltd	4,903
6,329	*	Patriot National, Inc	100
40,061	e	Primerica, Inc	1,806
217,660		Principal Financial Group	10,304
41,338		ProAssurance Corp	2,028
434,063		Progressive Corp	13,300
330,463		Prudential Financial, Inc	25,185
48,945		Reinsurance Group of America, Inc (Class A)	4,434
34,077		RenaissanceRe Holdings Ltd	3,623
32,282		RLI Corp	1,728
11,093		Safety Insurance Group, Inc	601
42,211		Selective Insurance Group, Inc	1,311
31,206		Stancorp Financial Group, Inc	3,564
11,039		State Auto Financial Corp	252
21,827	e	State National Cos, Inc	204
16,901		Stewart Information Services Corp	691
56,908		Symetra Financial Corp	1,801
59,998	*	Third Point Reinsurance Ltd	807
93,324		Torchmark Corp	5,263
232,088		Travelers Cos, Inc	23,100
6,929	*	United America Indemnity Ltd	181
14,881		United Fire & Casualty Co	522
12,682	e	United Insurance Holdings Corp	167
22,242		Universal Insurance Holdings, Inc	657
184,517		UnumProvident Corp	5,919
62,445		Validus Holdings Ltd	2,814
71,842		W.R. Berkley Corp	3,906
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
4,504		White Mountains Insurance Group Ltd	$3,366
225,629		XL Capital Ltd	8,195
		TOTAL INSURANCE	658,567

MATERIALS - 3.1%
22,177		A. Schulman, Inc	720
3,376	*	AEP Industries, Inc	194
158,806		Air Products & Chemicals, Inc	20,260
50,241		Airgas, Inc	4,488
83,129		Albemarle Corp	3,666
967,634		Alcoa, Inc	9,347
81,466	e	Allegheny Technologies, Inc	1,155
20,501	e	American Vanguard Corp	237
46,295		Aptargroup, Inc	3,054
49,925		Ashland, Inc	5,023
67,355		Avery Dennison Corp	3,810
74,323	*	Axalta Coating Systems Ltd	1,883
52,910		Axiall Corp	830
23,190		Balchem Corp	1,409
102,049		Ball Corp	6,347
72,213		Bemis Co, Inc	2,857
87,729	*	Berry Plastics Group, Inc	2,638
29,817	*	Boise Cascade Co	752
14,781		Brush Engineered Materials, Inc	444
46,890		Cabot Corp	1,480
39,299		Calgon Carbon Corp	612
37,181		Carpenter Technology Corp	1,107
112,973		Celanese Corp (Series A)	6,685
36,798	*,e	Century Aluminum Co	169
173,457		CF Industries Holdings, Inc	7,788
5,158		Chase Corp	203
133,935		Chemours Co	867
49,786	*	Chemtura	1,425
14,061	*	Clearwater Paper Corp	664
66,499	e	Cliffs Natural Resources, Inc	162
99,412	*,e	Coeur Mining, Inc	280
85,866		Commercial Metals Co	1,163
25,270		Compass Minerals International, Inc	1,980
5,560	*	Core Molding Technologies, Inc	103
102,511	*	Crown Holdings, Inc	4,690
52,821		Cytec Industries, Inc	3,901
8,022		Deltic Timber Corp	480
47,043		Domtar Corp	1,682
852,738	e	Dow Chemical Co	36,156
669,679		Du Pont (E.I.) de Nemours & Co	32,279
37,135		Eagle Materials, Inc	2,541
109,907		Eastman Chemical Co	7,113
195,224		Ecolab, Inc	21,420
55,318	*	Ferro Corp	606
40,724	*,e	Flotek Industries, Inc	680
98,927		FMC Corp	3,355
835,331		Freeport-McMoRan Copper & Gold, Inc (Class B)	8,094
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
17,819		FutureFuel Corp	$176
32,454		Glatfelter	559
47,286		Globe Specialty Metals, Inc	574
241,385		Graphic Packaging Holding Co	3,087
22,699		Greif, Inc (Class A)	724
37,440		H.B. Fuller Co	1,271
7,923		Hawkins, Inc	305
9,402		Haynes International, Inc	356
54,162	*	Headwaters, Inc	1,018
262,218	e	Hecla Mining Co	517
41,317	*,e	Horsehead Holding Corp	126
152,705		Huntsman Corp	1,480
15,371		Innophos Holdings, Inc	609
18,027		Innospec, Inc	838
59,560		International Flavors & Fragrances, Inc	6,150
311,342		International Paper Co	11,766
40,015	*,e	Intrepid Potash, Inc	222
12,642		Kaiser Aluminum Corp	1,015
62,146		Kapstone Paper and Packaging Corp	1,026
7,156		KMG Chemicals, Inc	138
16,539		Koppers Holdings, Inc	334
24,388	*	Kraton Polymers LLC	437
14,288	e	Kronos Worldwide, Inc	89
104,108	*	Louisiana-Pacific Corp	1,482
13,887	*	LSB Industries, Inc	213
281,458		LyondellBasell Industries AF S.C.A	23,462
49,814		Martin Marietta Materials, Inc	7,569
25,740		Minerals Technologies, Inc	1,240
352,154		Monsanto Co	30,053
257,110		Mosaic Co	7,999
18,118		Myers Industries, Inc	243
12,153		Neenah Paper, Inc	708
6,272		NewMarket Corp	2,239
370,400		Newmont Mining Corp	5,952
236,068		Nucor Corp	8,864
57,229	e	Olin Corp	962
6,559		Olympic Steel, Inc	65
23,303		OM Group, Inc	766
32,453	*	Omnova Solutions, Inc	180
119,497	*	Owens-Illinois, Inc	2,476
72,328		Packaging Corp of America	4,351
88,664	*	Platform Specialty Products Corp	1,122
65,927		PolyOne Corp	1,934
201,126		PPG Industries, Inc	17,637
213,261		Praxair, Inc	21,723
9,804		Quaker Chemical Corp	756
31,957	e	Rayonier Advanced Materials, Inc	196
18,294	*,e	Real Industry, Inc	161
54,821		Reliance Steel & Aluminum Co	2,961
20,109	*,e	Rentech, Inc	113
48,353		Royal Gold, Inc	2,272
98,420		RPM International, Inc	4,123
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
8,418	*,e	Ryerson Holding Corp	$44
19,399		Schnitzer Steel Industries, Inc (Class A)	263
22,501		Schweitzer-Mauduit International, Inc	774
33,262		Scotts Miracle-Gro Co (Class A)	2,023
155,542		Sealed Air Corp	7,292
31,811	*,e	Senomyx, Inc	142
34,512		Sensient Technologies Corp	2,116
59,894		Sherwin-Williams Co	13,343
88,371		Sigma-Aldrich Corp	12,276
30,199		Silgan Holdings, Inc	1,572
74,719		Sonoco Products Co	2,820
84,463	e	Southern Copper Corp (NY)	2,257
177,911		Steel Dynamics, Inc	3,056
13,671		Stepan Co	569
90,832	*,e	Stillwater Mining Co	938
18,742	*	Summit Materials, Inc	352
48,451		SunCoke Energy, Inc	377
117,929		Tahoe Resources, Inc	913
29,755	e	TimkenSteel Corp	301
15,246	*	Trecora Resources	189
19,671		Tredegar Corp	257
8,747	*,e	Trinseo S.A.	221
46,070	e	Tronox Ltd	201
1,357		United States Lime & Minerals, Inc	62
108,110	e	United States Steel Corp	1,126
10,188	*,e	US Concrete, Inc	487
10,310	e	Valhi, Inc	19
60,139		Valspar Corp	4,323
98,368		Vulcan Materials Co	8,774
30,678		Wausau Paper Corp	196
29,816		Westlake Chemical Corp	1,547
193,160		WestRock Co	9,936
1,617	*	WHX Corp	39
35,509	*	Worthington Industries, Inc	940
53,794	*	WR Grace & Co	5,006
		TOTAL MATERIALS	486,189

MEDIA - 3.2%
16,000		AMC Entertainment Holdings, Inc	403
44,802	*	AMC Networks, Inc	3,278
2,614	*	Cable One, Inc	1,096
149,949		Cablevision Systems Corp (Class A)	4,869
17,686	*	Carmike Cinemas, Inc	355
364,893		CBS Corp (Class B)	14,559
57,360	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	124
55,580	*,e	Charter Communications, Inc	9,774
86,069		Cinemark Holdings, Inc	2,796
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	200
1,562,836		Comcast Corp (Class A)	88,894
280,773	e	Comcast Corp (Special Class A)	16,071
27,056	*,e	Crown Media Holdings, Inc (Class A)	145
772	*,e	Daily Journal Corp	144
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
115,291	*,e	Discovery Communications, Inc (Class A)	$3,001
202,766	*	Discovery Communications, Inc (Class C)	4,925
160,944	*	DISH Network Corp (Class A)	9,389
56,592	*,e	DreamWorks Animation SKG, Inc (Class A)	987
18,269	*	Entercom Communications Corp (Class A)	186
50,932		Entravision Communications Corp (Class A)	338
20,714	*,e	Eros International plc	563
44,238		EW Scripps Co (Class A)	782
83,857		Gannett Co, Inc	1,235
34,321	*,e	Global Eagle Entertainment, Inc	394
46,930	*	Gray Television, Inc	599
33,505		Harte-Hanks, Inc	118
6,780	*,e	Hemisphere Media Group, Inc	92
44,682	*,e	Imax Corp	1,510
305,436		Interpublic Group of Cos, Inc	5,843
33,807		John Wiley & Sons, Inc (Class A)	1,691
14,173		Journal Media Group, Inc	106
19,204	*	Liberty Broadband Corp (Class A)	988
49,114	*	Liberty Broadband Corp (Class C)	2,513
76,559	*	Liberty Media Corp	2,735
148,129	*	Liberty Media Corp (Class C)	5,104
70,064	e	Lions Gate Entertainment Corp	2,578
108,249	*	Live Nation, Inc	2,602
9,932	*	Loral Space & Communications, Inc	468
45,934	*	Madison Square Garden, Inc	3,314
24,833	*	Martha Stewart Living Omnimedia, Inc (Class A)	148
32,196		MDC Partners, Inc	593
71,050	*,e	Media General, Inc	994
26,535	e	Meredith Corp	1,130
14,154		Morningstar, Inc	1,136
46,358		National CineMedia, Inc	622
32,024		New Media Investment Group, Inc	495
101,324		New York Times Co (Class A)	1,197
283,916	*	News Corp	3,583
86,319		News Corp (Class B)	1,107
23,355		Nexstar Broadcasting Group, Inc (Class A)	1,106
180,613		Omnicom Group, Inc	11,902
12,373	*	Reading International, Inc	157
60,087	e	Regal Entertainment Group (Class A)	1,123
9,501	*,e	Rentrak Corp	514
3,654		Saga Communications, Inc	123
19,984		Scholastic Corp	779
68,018	e	Scripps Networks Interactive (Class A)	3,346
49,336	e	Sinclair Broadcast Group, Inc (Class A)	1,249
1,706,491	*	Sirius XM Holdings, Inc	6,382
20,194	*	Sizmek, Inc	121
63,623	*	Starz-Liberty Capital	2,376
167,714		TEGNA, Inc	3,755
243,854		Thomson Corp	9,818
209,139		Time Warner Cable, Inc	37,513
605,798		Time Warner, Inc	41,649
81,058		Time, Inc	1,544
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
5,104	*,e	Townsquare Media, Inc	$50
59,545		Tribune Co	2,120
19,202	e	Tribune Publishing Co	151
916,478		Twenty-First Century Fox, Inc	24,727
357,708		Twenty-First Century Fox, Inc (Class B)	9,683
7,706		Viacom, Inc	341
256,908		Viacom, Inc (Class B)	11,086
1,247,663		Walt Disney Co	127,511
21,644	e	World Wrestling Entertainment, Inc (Class A)	366
		TOTAL MEDIA	505,266

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
1,217,272		AbbVie, Inc	66,232
7,650	*,e	Abeona Therapeutics, Inc	31
58,718	*	Acadia Pharmaceuticals, Inc	1,942
16,937	*,e	Accelerate Diagnostics, Inc	274
16,140	*,e	Acceleron Pharma, Inc	402
86,253	*,e	Achillion Pharmaceuticals, Inc	596
31,389	*	Acorda Therapeutics, Inc	832
7,362	*,e	Adamas Pharmaceuticals, Inc	123
6,223	*,e	Aduro Biotech, Inc	121
22,408	*,e	Advaxis, Inc	229
18,868	*,e	Aegerion Pharmaceuticals, Inc	257
14,774	*,e	Aerie Pharmaceuticals, Inc	262
11,005	*,e	Affimed NV	68
56,476	*,e	Affymetrix, Inc	482
56,789	*,e	Agenus, Inc	261
7,692	*,e	Agile Therapeutics, Inc	52
246,217		Agilent Technologies, Inc	8,453
19,149	*,e	Agios Pharmaceuticals, Inc	1,352
7,862	*	Aimmune Therapeutics, Inc	199
17,982	*	Akebia Therapeutics, Inc	174
57,933	*	Akorn, Inc	1,651
17,375	*,e	Albany Molecular Research, Inc	303
15,261	*	Alder Biopharmaceuticals, Inc	500
159,574	*	Alexion Pharmaceuticals, Inc	24,956
27,483	*,e	Alimera Sciences, Inc	61
109,475	*	Alkermes plc	6,423
290,068	*	Allergan plc	78,844
54,942	*	Alnylam Pharmaceuticals, Inc	4,415
22,606	*,e	AMAG Pharmaceuticals, Inc	898
562,349		Amgen, Inc	77,784
71,461	*	Amicus Therapeutics, Inc	1,000
23,308	*,e	Amphastar Pharmaceuticals, Inc	272
30,297	*	Anacor Pharmaceuticals, Inc	3,566
5,767	*,e	ANI Pharmaceuticals, Inc	228
26,005	*,e	Anthera Pharmaceuticals, Inc	158
6,215	*	Applied Genetic Technologies Corp	82
22,162	*	Aratana Therapeutics, Inc	187
9,150	*	Ardelyx, Inc	158
179,094	*,e	Arena Pharmaceuticals, Inc	342
121,910	*,e	Ariad Pharmaceuticals, Inc	712
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
103,770	*,e	Array Biopharma, Inc	$473
39,456	*,e	Arrowhead Research Corp	227
10,432	*,e	Assembly Biosciences, Inc	100
10,635	*,e	Atara Biotherapeutics, Inc	334
4,770	*,e	aTyr Pharma, Inc	49
14,848	*,e	Avalanche Biotechnologies, Inc	122
9,616	*	Axovant Sciences Ltd	124
401,924	*	Baxalta, Inc	12,665
6,155	*,e	Bellicum Pharmaceuticals, Inc	89
53,741	*,e	BioCryst Pharmaceuticals, Inc	613
33,888	*,e	BioDelivery Sciences International, Inc	188
174,066	*	Biogen Idec, Inc	50,794
118,693	*	BioMarin Pharmaceutical, Inc	12,501
15,517	*	Bio-Rad Laboratories, Inc (Class A)	2,084
2,967	*	Biospecifics Technologies Corp	129
28,168		Bio-Techne Corp	2,604
37,736	*,e	BioTime, Inc	113
24,301	*	Bluebird Bio, Inc	2,079
6,702	*,e	Blueprint Medicines Corp	143
1,228,895		Bristol-Myers Squibb Co	72,751
83,145	*	Bruker BioSciences Corp	1,366
11,074	*,e	Calithera Biosciences, Inc	60
23,380	*	Cambrex Corp	928
12,327	*	Cara Therapeutics Inc	176
9,597	*,e	Carbylan Therapeutics, Inc	34
61,808	*	Catalent, Inc	1,502
56,829	*,e	Catalyst Pharmaceuticals, Inc	170
586,722	*	Celgene Corp	63,466
73,063	*,e	Celldex Therapeutics, Inc	770
7,210	*	Cellular Biomedicine Group, Inc	122
23,546	*	Cempra, Inc	656
52,661	*,e	Cepheid, Inc	2,380
35,378	*	Charles River Laboratories International, Inc	2,247
18,304	*,e	ChemoCentryx, Inc	111
5,155	*	Chiasma, Inc	102
30,594	*	Chimerix, Inc	1,169
3,472	*,e	Cidara Therapeutics, Inc	44
18,781	*	Clovis Oncology, Inc	1,727
17,405	*	Coherus Biosciences, Inc	349
4,897	*,e	Collegium Pharmaceutical, Inc	108
11,239	*	Concert Pharmaceuticals Inc	211
47,385	*,e	Corcept Therapeutics, Inc	178
6,306	*,e	Corium International, Inc	59
22,172	*,e	CorMedix, Inc	44
124,587	*,e	CTI BioPharma Corp	182
84,568	*,e	Curis, Inc	171
25,879	*	Cytokinetics, Inc	173
41,833	*,e	CytRx Corp	99
44,278	*,e	Depomed, Inc	835
9,514	*	Dermira, Inc	222
11,644	*,e	Dicerna Pharmaceuticals Inc	96
84,059	*	Durect Corp	164
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
107,512	*	Dyax Corp	$2,052
21,309	*	Dynavax Technologies Corp	523
6,368	*,e	Eagle Pharmaceuticals, Inc	471
721,760		Eli Lilly & Co	60,404
22,262	*	Emergent Biosolutions, Inc	634
11,786	*,e	Enanta Pharmaceuticals, Inc	426
153,936	*	Endo International plc	10,665
33,769	*,e	Endocyte, Inc	155
21,724	*,e	Epizyme, Inc	279
9,694	*,e	Esperion Thereapeutics, Inc	229
65,830	*,e	Exact Sciences Corp	1,184
147,155	*,e	Exelixis, Inc	826
18,106	*	Fibrocell Science, Inc	70
35,519	*,e	FibroGen, Inc	779
15,788	*	Five Prime Therapeutics, Inc	243
4,405	*,e	Flex Pharma, Inc	53
10,288	*,e	Flexion Therapeutics Inc	153
20,851	*,e	Fluidigm Corp	169
16,469	*	Foamix Pharmaceuticals Ltd	121
8,878	*,e	Foundation Medicine, Inc	164
102,537	*,e	Galena Biopharma, Inc	162
13,105	*,e	Genocea Biosciences Inc	90
12,920	*,e	Genomic Health, Inc	273
114,325	*,e	Geron Corp	316
1,083,230		Gilead Sciences, Inc	106,362
4,732	*	Global Blood Therapeutics, Inc	200
79,065	*,e	Halozyme Therapeutics, Inc	1,062
26,328	*	Harvard Bioscience, Inc	100
18,140	*,e	Heron Therapeutics, Inc	443
4,132	*	Heska Corp	126
62,986	*,e	Idera Pharmaceuticals, Inc	211
29,885	*,e	IGI Laboratories, Inc	195
13,776	*,e	Ignyta, Inc	121
106,486	*	Illumina, Inc	18,722
8,484	*,e	Immune Design Corp	104
65,469	*	Immunogen, Inc	629
78,549	*,e	Immunomedics, Inc	135
53,162	*	Impax Laboratories, Inc	1,872
9,540	*	INC Research Holdings, Inc	382
115,686	*	Incyte Corp	12,764
36,466	*	Infinity Pharmaceuticals, Inc	308
53,727	*,e	Inovio Pharmaceuticals, Inc	311
45,452	*	Insmed, Inc	844
17,481	*,e	Insys Therapeutics, Inc	498
11,788	*,e	Intercept Pharmaceuticals, Inc	1,955
10,253	*	Intersect ENT, Inc	240
16,262	*	Intra-Cellular Therapies, Inc	651
34,324	*,e	Intrexon Corp	1,092
5,678	*,e	Invitae Corp	41
90,684	*,e	Ironwood Pharmaceuticals, Inc	945
89,084	*,e	Isis Pharmaceuticals, Inc	3,601
45,128	*	Jazz Pharmaceuticals plc	5,993
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
2,040,881		Johnson & Johnson	$190,516
8,823	*,e	Juno Therapeutics, Inc	359
17,078	*,e	Karyopharm Therapeutics, Inc	180
76,288	*,e	Keryx Biopharmaceuticals, Inc	269
21,397	*,e	Kite Pharma, Inc	1,191
19,078	*	KYTHERA Biopharmaceuticals, Inc	1,430
8,512	*,e	La Jolla Pharmaceutical Co	237
19,506	*,e	Lannett Co, Inc	810
30,110	*,e	Lexicon Pharmaceuticals, Inc	323
13,029	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,116
34,093	*,e	Lion Biotechnologies, Inc	196
6,253	*,e	Loxo Oncology, Inc	109
31,134	*	Luminex Corp	526
20,612	*	MacroGenics, Inc	442
86,464	*	Mallinckrodt plc	5,529
182,057	*,e	MannKind Corp	584
11,438	*	Medgenics, Inc	89
48,124	*,e	Medicines Co	1,827
115,846	*	Medivation, Inc	4,923
2,076,764		Merck & Co, Inc	102,571
80,764	*,e	Merrimack Pharmaceuticals, Inc	687
20,741	*	Mettler-Toledo International, Inc	5,906
79,969	*,e	MiMedx Group, Inc	772
7,201	*,e	Mirati Therapeutics, Inc	248
44,870	*	Momenta Pharmaceuticals, Inc	736
310,615	*,e	Mylan NV	12,505
51,930	*,e	Myriad Genetics, Inc	1,946
7,890	*,e	NanoString Technologies, Inc	126
5,834	*	NantKwest, Inc	67
6,000	*	Natera, Inc	65
97,156	*,e	Navidea Biopharmceuticals, Inc	222
96,260	*,e	Nektar Therapeutics	1,055
38,546	*,e	NeoGenomics, Inc	221
4,046	*	Neos Therapeutics, Inc	85
63,342	*	Neurocrine Biosciences, Inc	2,520
14,869	*,e	NewLink Genetics Corp	533
4,099	*	Nivalis Therapeutics, Inc	53
33,967	*,e	Northwest Biotherapeutics, Inc	212
197,815	*	Novavax, Inc	1,399
26,033	*,e	Ocata Therapeutics, Inc	109
9,516	*,e	Ocular Therapeutix, Inc	134
26,874	*,e	Omeros Corp	295
12,341	*,e	OncoMed Pharmaceuticals, Inc	205
75,642	*	Oncothyreon, Inc	207
17,449	*	Ophthotech Corp	707
221,994	*,e	Opko Health, Inc	1,867
77,365	*,e	Orexigen Therapeutics, Inc	163
60,008	*,e	Organovo Holdings, Inc	161
12,630	*,e	Osiris Therapeutics, Inc	233
11,187	*,e	Otonomy, Inc	199
17,337	*,e	OvaScience, Inc	147
50,411	*,e	Pacific Biosciences of California, Inc	185
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
27,071	*,e	Pacira Pharmaceuticals, Inc	$1,113
9,271		Paratek Pharmaceuticals, Inc	176
40,956	*	Parexel International Corp	2,536
120,653	e	PDL BioPharma, Inc	607
146,742	*,e	Peregrine Pharmaceuticals, Inc	150
83,937	*	PerkinElmer, Inc	3,858
32,300	*,e	Pernix Therapeutics Holdings, Inc	102
107,549		Perrigo Co plc	16,914
12,158	*	Pfenex, Inc	182
4,529,620		Pfizer, Inc	142,275
12,927		Phibro Animal Health Corp	409
34,344	*	Portola Pharmaceuticals, Inc	1,464
21,766	e	Pozen, Inc	127
14,756	*,e	PRA Health Sciences, Inc	573
38,233	*	Prestige Brands Holdings, Inc	1,727
51,583	*,e	Progenics Pharmaceuticals, Inc	295
5,400	*,e	Proteon Therapeutics, Inc	75
23,023	*	Prothena Corp plc	1,044
25,096	*,e	PTC Therapeutics, Inc	670
18,465	*,e	Puma Biotechnology, Inc	1,392
173,674	*	Qiagen NV (NASDAQ)	4,481
58,607	*	Quintiles Transnational Holdings, Inc	4,077
21,547	*,e	Radius Health, Inc	1,493
59,500	*,e	Raptor Pharmaceutical Corp	360
58,043	*	Regeneron Pharmaceuticals, Inc	26,998
21,191	*,e	Regulus Therapeutics, Inc	139
24,090	*,e	Relypsa, Inc	446
23,464	*	Repligen Corp	653
25,726	*	Retrophin, Inc	521
11,732	*,e	Revance Therapeutics, Inc	349
66,996	*	Rigel Pharmaceuticals, Inc	165
10,302	*	Sage Therapeutics, Inc	436
16,776	*	Sagent Pharmaceuticals	257
52,234	*,e	Sangamo Biosciences, Inc	295
30,737	*,e	Sarepta Therapeutics, Inc	987
38,141	*	Sciclone Pharmaceuticals, Inc	265
70,472	*,e	Seattle Genetics, Inc	2,717
87,069	*,e	Sequenom, Inc	152
5,728	*	Seres Therapeutics, Inc	170
20,814	*,e	Sorrento Therapeutics, Inc	175
6,016	*,e	Spark Therapeutics, Inc	251
47,540	*,e	Spectrum Pharmaceuticals, Inc	284
12,168	*,e	Stemline Therapeutics, Inc	107
18,349	*	Sucampo Pharmaceuticals, Inc (Class A)	365
25,007	*	Supernus Pharmaceuticals, Inc	351
74,731	*,e	Synergy Pharmaceuticals, Inc	396
67,344	*,e	Synta Pharmaceuticals Corp	117
7,419	*,e	T2 Biosystems, Inc	65
17,169	*,e	TESARO, Inc	688
26,726	*,e	Tetraphase Pharmaceuticals, Inc	199
26,551	*,e	TG Therapeutics, Inc	268
93,869	*,e	TherapeuticsMD, Inc	550
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
17,111	*,e	Theravance Biopharma, Inc	$188
63,139	e	Theravance, Inc	453
294,451		Thermo Electron Corp	36,005
49,684	*,e	Threshold Pharmaceuticals, Inc	202
7,534	*,e	Tokai Pharmaceuticals, Inc	78
18,278	*,e	Trevena, Inc	189
17,931	*,e	Trovagene, Inc	102
26,573	*	Ultragenyx Pharmaceutical, Inc	2,559
34,318	*	United Therapeutics Corp	4,504
31,086	*,e	Vanda Pharmaceuticals, Inc	351
24,013	*,e	Verastem, Inc	43
16,572	*,e	Versartis, Inc	191
180,359	*	Vertex Pharmaceuticals, Inc	18,783
10,155	*,e	Vitae Pharmaceuticals, Inc	112
12,289	*,e	Vital Therapies, Inc	50
74,791	*,e	Vivus, Inc	123
21,461	*,e	VWR Corp	551
60,895	*	Waters Corp	7,198
2,602	*,e	XBiotech, Inc	39
20,918	*,e	Xencor Inc	256
42,869	*	Xenoport, Inc	149
12,439	*,e	Zafgen, Inc	397
82,699	*,e	ZIOPHARM Oncology, Inc	745
370,295		Zoetis Inc	15,249
14,763	*	Zogenix, Inc	199
13,499	*	ZS Pharma, Inc	886
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,424,598

REAL ESTATE - 4.2%
50,948		Acadia Realty Trust	1,532
21,134	e	AG Mortgage Investment Trust	322
12,770		Agree Realty Corp	381
36,954		Alexander & Baldwin, Inc	1,269
1,574		Alexander’s, Inc	589
53,568		Alexandria Real Estate Equities, Inc	4,536
675	*	Altisource Asset Management Corp	16
11,088	*	Altisource Portfolio Solutions S.A.	264
42,959	e	Altisource Residential Corp	598
27,018		American Assets Trust,Inc	1,104
82,450		American Campus Communities, Inc	2,988
260,529		American Capital Agency Corp	4,872
37,896		American Capital Mortgage, Inc	559
120,286		American Homes 4 Rent	1,934
24,165	e	American Residential Properties, Inc	417
312,963		American Tower Corp	27,534
700,505		Annaly Capital Management, Inc	6,914
79,133		Anworth Mortgage Asset Corp	391
115,722		Apartment Investment & Management Co (Class A)	4,284
41,641		Apollo Commercial Real Estate Finance, Inc	654
136,432	e	Apple Hospitality REIT, Inc	2,534
22,112		Ares Commercial Real Estate Corp	265
18,360		Armada Hoffler Properties, Inc	179
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
32,704	*	ARMOUR Residential REIT, Inc	$655
20,771		Ashford Hospitality Prime, Inc	291
61,750		Ashford Hospitality Trust, Inc	377
7,072	*,e	AV Homes, Inc	96
97,771		AvalonBay Communities, Inc	17,092
150,022		BioMed Realty Trust, Inc	2,997
13,459	e	Bluerock Residential Growth REIT, Inc	161
113,720		Boston Properties, Inc	13,464
132,520		Brandywine Realty Trust	1,633
127,668		Brixmor Property Group, Inc	2,998
64,335		Camden Property Trust	4,754
49,200	e	Campus Crest Communities, Inc	262
71,072		Capstead Mortgage Corp	703
61,176		Care Capital Properties, Inc	2,014
23,659		CareTrust REIT, Inc	269
29,192		CatchMark Timber Trust Inc	300
124,137		CBL & Associates Properties, Inc	1,707
212,369	*	CBRE Group, Inc	6,796
62,949		Cedar Shopping Centers, Inc	391
175,277		Chambers Street Properties	1,138
28,285		Chatham Lodging Trust	608
44,088		Chesapeake Lodging Trust	1,149
152,396		Chimera Investment Corp	2,038
80,158		Colony Financial, Inc	1,568
92,725		Columbia Property Trust, Inc	2,151
90,140		Communications Sales & Leasing, Inc	1,613
3,235		Consolidated-Tomoka Land Co	161
29,137	e	CorEnergy Infrastructure Trust, Inc	129
17,860		Coresite Realty	919
69,853		Corporate Office Properties Trust	1,469
86,682		Corrections Corp of America	2,561
159,841		Cousins Properties, Inc	1,474
246,828		Crown Castle International Corp	19,467
122,396		CubeSmart	3,330
39,431		CyrusOne, Inc	1,288
117,682		CYS Investments, Inc	854
65,501		DCT Industrial Trust, Inc	2,205
225,998		DDR Corp	3,476
148,119		DiamondRock Hospitality Co	1,637
100,633	e	Digital Realty Trust, Inc	6,573
108,380		Douglas Emmett, Inc	3,113
254,816		Duke Realty Corp	4,854
47,457		DuPont Fabros Technology, Inc	1,228
41,887	e	Dynex Capital, Inc	275
9,917		Easterly Government Properties, Inc	158
23,492		EastGroup Properties, Inc	1,273
34,875		Education Realty Trust, Inc	1,149
81,930		Empire State Realty Trust, Inc	1,395
42,164		Entertainment Properties Trust	2,174
42,058		Equinix, Inc	11,499
95,895	*	Equity Commonwealth	2,612
62,982		Equity Lifestyle Properties, Inc	3,689
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
54,213		Equity One, Inc	$1,320
269,127		Equity Residential	20,217
48,297		Essex Property Trust, Inc	10,790
86,224		Extra Space Storage, Inc	6,653
50,759		Federal Realty Investment Trust	6,926
106,273		FelCor Lodging Trust, Inc	751
82,257		First Industrial Realty Trust, Inc	1,723
42,783		First Potomac Realty Trust	471
160,981	*	Forest City Enterprises, Inc (Class A)	3,241
25,631	*,e	Forestar Real Estate Group, Inc	337
67,229		Franklin Street Properties Corp	723
4,942	*	FRP Holdings, Inc	149
65,188		Gaming and Leisure Properties, Inc	1,936
426,526		General Growth Properties, Inc	11,077
54,016		Geo Group, Inc	1,606
18,098		Getty Realty Corp	286
15,436		Gladstone Commercial Corp	218
51,670	e	Government Properties Income Trust	827
42,165		Gramercy Property Trust, Inc	876
3,738	e	Great Ajax Corp	46
24,141	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	416
72,018		Hatteras Financial Corp	1,091
341,610		HCP, Inc	12,725
72,939		Healthcare Realty Trust, Inc	1,813
91,905		Healthcare Trust of America, Inc	2,253
36,742		Hersha Hospitality Trust	833
69,548		Highwoods Properties, Inc	2,695
43,293		Home Properties, Inc	3,236
110,912		Hospitality Properties Trust	2,837
560,489		Host Marriott Corp	8,861
29,353	*	Howard Hughes Corp	3,368
54,955		Hudson Pacific Properties	1,582
23,981	e	Independence Realty Trust, Inc	173
64,150		Inland Real Estate Corp	520
93,191		Invesco Mortgage Capital, Inc	1,141
90,609		Investors Real Estate Trust	701
155,234	e	Iron Mountain, Inc	4,815
64,505	*	iStar Financial, Inc	811
33,300		Jones Lang LaSalle, Inc	4,788
67,515		Kennedy-Wilson Holdings, Inc	1,497
65,193		Kilroy Realty Corp	4,248
305,650		Kimco Realty Corp	7,467
60,886		Kite Realty Group Trust	1,450
29,243		Ladder Capital Corp	419
59,903		Lamar Advertising Co	3,126
83,586		LaSalle Hotel Properties	2,373
152,168		Lexington Realty Trust	1,233
110,738		Liberty Property Trust	3,489
27,155		LTC Properties, Inc	1,159
117,086		Macerich Co	8,995
67,066		Mack-Cali Realty Corp	1,266
9,904	*	Marcus & Millichap, Inc	455
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
152,989		Medical Properties Trust, Inc	$1,692
277,088		MFA Mortgage Investments, Inc	1,887
55,794		Mid-America Apartment Communities, Inc	4,568
41,601		Monmouth Real Estate Investment Corp (Class A)	406
121,396		Monogram Residential Trust, Inc	1,130
27,658		National Health Investors, Inc	1,590
98,792		National Retail Properties, Inc	3,583
17,361		National Storage Affiliates Trust	235
145,076	e	New Residential Investment Corp	1,900
47,726		New Senior Investment Group, Inc	499
72,745	e	New York Mortgage Trust, Inc	399
58,364	*	New York REIT, Inc	587
14,395	e	NexPoint Residential Trust, Inc	192
253,573		NorthStar Realty Finance Corp	3,132
135,157		Omega Healthcare Investors, Inc	4,751
9,027		One Liberty Properties, Inc	193
10,279	e	Orchid Island Capital, Inc	95
101,625		Outfront Media, Inc	2,114
131,030		Paramount Group, Inc	2,201
62,005		Parkway Properties, Inc	965
53,141		Pebblebrook Hotel Trust	1,884
52,388		Pennsylvania REIT	1,039
57,080		Pennymac Mortgage Investment Trust	883
51,402		Physicians Realty Trust	776
116,280		Piedmont Office Realty Trust, Inc	2,080
131,170		Plum Creek Timber Co, Inc	5,182
40,153		Post Properties, Inc	2,340
30,172		Potlatch Corp	869
16,337	e	Preferred Apartment Communities, Inc	178
387,082		Prologis, Inc	15,057
14,667		PS Business Parks, Inc	1,164
107,500		Public Storage, Inc	22,750
17,741		QTS Realty Trust, Inc	775
62,959		RAIT Investment Trust	312
57,913		Ramco-Gershenson Properties	869
94,973		Rayonier, Inc	2,096
9,000		Re/Max Holdings, Inc	324
108,646	*	Realogy Holdings Corp	4,088
171,785	e	Realty Income Corp	8,141
62,979		Redwood Trust, Inc	872
69,743		Regency Centers Corp	4,334
22,197	e	Resource Capital Corp	248
68,690		Retail Opportunities Investment Corp	1,136
173,060		Retail Properties of America, Inc	2,438
40,671		Rexford Industrial Realty, Inc	561
98,016		RLJ Lodging Trust	2,477
27,910	e	Rouse Properties, Inc	435
32,495		Ryman Hospitality Properties	1,600
43,769		Sabra Healthcare REIT, Inc	1,015
6,582		Saul Centers, Inc	341
45,730		Select Income REIT	869
172,632		Senior Housing Properties Trust	2,797
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
28,907		Silver Bay Realty Trust Corp	$463
230,221		Simon Property Group, Inc	42,296
73,589	e	SL Green Realty Corp	7,959
26,338		Sovran Self Storage, Inc	2,484
322,513		Spirit Realty Capital, Inc	2,948
39,283	*,e	St. Joe Co	751
47,704		STAG Industrial, Inc	869
173,444		Starwood Property Trust, Inc	3,559
28,357	e	Starwood Waypoint Residential Trust	676
24,495		STORE Capital Corp	506
203,567	*	Strategic Hotels & Resorts, Inc	2,807
65,192		Summit Hotel Properties, Inc	761
34,362		Sun Communities, Inc	2,328
154,167		Sunstone Hotel Investors, Inc	2,040
70,998		Tanger Factory Outlet Centers, Inc	2,341
45,765		Taubman Centers, Inc	3,161
10,268	*	Tejon Ranch Co	224
31,885		Terreno Realty Corp	626
270,915		Two Harbors Investment Corp	2,389
190,771		UDR, Inc	6,578
15,857		UMH Properties, Inc	147
22,512	e	United Development Funding IV	396
9,264		Universal Health Realty Income Trust	435
66,647		Urban Edge Properties	1,439
20,808		Urstadt Biddle Properties, Inc (Class A)	390
244,707		Ventas, Inc	13,718
585,838	*	VEREIT, Inc	4,523
139,555		Vornado Realty Trust	12,619
50,804	e	Washington REIT	1,267
92,487		Weingarten Realty Investors	3,062
262,629		Welltower, Inc	17,785
28,538	e	Western Asset Mortgage Capital Corp	360
383,367		Weyerhaeuser Co	10,481
16,673	e	Whitestone REIT	192
76,656		WP Carey, Inc	4,431
139,812		WP GLIMCHER, Inc	1,630
82,478	e	Xenia Hotels & Resorts, Inc	1,440
		TOTAL REAL ESTATE	654,462

RETAILING - 5.1%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	166
48,207		Aaron’s, Inc	1,741
51,631	e	Abercrombie & Fitch Co (Class A)	1,094
54,065		Advance Auto Parts, Inc	10,247
280,373	*	Amazon.com, Inc	143,520
144,288	e	American Eagle Outfitters, Inc	2,255
6,968	*	America’s Car-Mart, Inc	231
20,121	*	Asbury Automotive Group, Inc	1,633
125,805	*	Ascena Retail Group, Inc	1,750
53,118	*	Autonation, Inc	3,090
22,594	*	AutoZone, Inc	16,354
23,237	*	Barnes & Noble Education, Inc	295
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
36,768		Barnes & Noble, Inc	$445
23,033	e	Bebe Stores, Inc	22
126,200	*	Bed Bath & Beyond, Inc	7,196
223,553		Best Buy Co, Inc	8,298
14,390		Big 5 Sporting Goods Corp	149
39,947	e	Big Lots, Inc	1,914
8,578	*	Blue Nile, Inc	288
8,549	*	Boot Barn Holdings, Inc	158
21,122	e	Buckle, Inc	781
8,786	*	Build-A-Bear Workshop, Inc	166
55,229	*	Burlington Stores, Inc	2,819
37,763	*,e	Cabela’s, Inc	1,722
32,106		Caleres, Inc	980
155,244	*	Carmax, Inc	9,209
19,356		Cato Corp (Class A)	659
106,541		Chico’s FAS, Inc	1,676
15,377		Children’s Place Retail Stores, Inc	887
33,880	*	Christopher & Banks Corp	38
11,556		Citi Trends, Inc	270
20,933	*,e	Conn’s, Inc	503
11,400	*,e	Container Store Group, Inc	161
17,156		Core-Mark Holding Co, Inc	1,123
57,355		CST Brands, Inc	1,931
32,976	*	Destination XL Group, Inc	192
68,108		Dick’s Sporting Goods, Inc	3,379
17,487	e	Dillard’s, Inc (Class A)	1,528
220,231		Dollar General Corp	15,954
166,226	*	Dollar Tree, Inc	11,081
54,370		DSW, Inc (Class A)	1,376
14,596	*,e	Etsy, Inc	200
29,701	*	EVINE Live, Inc	78
71,508		Expedia, Inc	8,415
62,822	*	Express Parent LLC	1,123
9,437	*,e	Fenix Parts, Inc	63
33,805		Finish Line, Inc (Class A)	652
40,021	*,e	Five Below, Inc	1,344
103,567		Foot Locker, Inc	7,454
31,625	*	Francesca’s Holdings Corp	387
27,215		Fred’s, Inc (Class A)	322
13,967	*	FTD Cos, Inc	416
79,426	e	GameStop Corp (Class A)	3,273
176,472		Gap, Inc	5,029
17,487	*	Genesco, Inc	998
112,007		Genuine Parts Co	9,284
64,081		GNC Holdings, Inc	2,590
17,254		Group 1 Automotive, Inc	1,469
367,718	*	Groupon, Inc	1,199
44,451	e	Guess?, Inc	949
16,062		Haverty Furniture Cos, Inc	377
18,371	*,e	Hibbett Sports, Inc	643
954,839		Home Depot, Inc	110,275
24,109		HSN, Inc	1,380
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
228,517	*,e	JC Penney Co, Inc	$2,123
12,718		Kirkland’s, Inc	274
150,129		Kohl’s Corp	6,952
182,388		L Brands, Inc	16,439
12,586	*,e	Lands’ End, Inc	340
349,686	*	Liberty Interactive Corp	9,172
55,902	*	Liberty TripAdvisor Holdings, Inc	1,239
103,346	*	Liberty Ventures	4,170
16,930		Lithia Motors, Inc (Class A)	1,830
225,488	*	LKQ Corp	6,395
703,865		Lowe’s Companies, Inc	48,510
19,294	*,e	Lumber Liquidators, Inc	254
246,363		Macy’s, Inc	12,643
18,578	*	MarineMax, Inc	263
15,036	*,e	Mattress Firm Holding Corp	628
36,113		Men’s Wearhouse, Inc	1,536
45,299	*	Michaels Cos, Inc	1,046
23,604		Monro Muffler, Inc	1,594
33,411	*	Murphy USA, Inc	1,836
313,817	*	NetFlix, Inc	32,405
103,654		Nordstrom, Inc	7,433
20,499		Nutri/System, Inc	544
405,707	*	Office Depot, Inc	2,605
6,870	*	Ollie’s Bargain Outlet Holdings, Inc	111
73,193	*	O’Reilly Automotive, Inc	18,298
13,643	e	Outerwall, Inc	777
8,893	*,e	Overstock.com, Inc	153
17,507	*,e	Party City Holdco, Inc	280
31,428		Penske Auto Group, Inc	1,522
40,957	*	PEP Boys - Manny Moe & Jack	499
14,837	e	PetMed Express, Inc	239
67,032	e	Pier 1 Imports, Inc	463
38,061	*	Priceline.com, Inc	47,076
38,310		Rent-A-Center, Inc	929
24,409	*,e	Restoration Hardware Holdings, Inc	2,278
306,119		Ross Stores, Inc	14,838
116,394	*	Sally Beauty Holdings, Inc	2,764
9,887	*,e	Sears Holdings Corp	223
38,951	*	Select Comfort Corp	852
10,447		Shoe Carnival, Inc	249
27,812	*	Shutterfly, Inc	994
59,364		Signet Jewelers Ltd	8,081
24,526		Sonic Automotive, Inc (Class A)	501
13,281	*,e	Sportsman’s Warehouse Holdings, Inc	164
25,073	e	Stage Stores, Inc	247
474,361		Staples, Inc	5,564
21,273		Stein Mart, Inc	206
9,938	*	Systemax, Inc	74
472,181		Target Corp	37,142
83,552		Tiffany & Co	6,452
21,071	*,e	Tile Shop Holdings, Inc	252
6,790	*	Tilly’s, Inc	50
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
503,295		TJX Companies, Inc	$35,945
100,834		Tractor Supply Co	8,502
78,243		Travelport Worldwide Ltd	1,034
83,065	*	TripAdvisor, Inc	5,235
32,864	*,e	Tuesday Morning Corp	178
47,521	*	Ulta Salon Cosmetics & Fragrance, Inc	7,763
72,158	*	Urban Outfitters, Inc	2,120
22,533	*	Vitamin Shoppe, Inc	735
11,570	*	VOXX International Corp (Class A)	86
14,711	*,e	Wayfair, Inc	516
11,292	*	West Marine, Inc	99
67,891		Williams-Sonoma, Inc	5,183
1,945		Winmark Corp	200
48,558	*,e	zulily, Inc	845
15,828	*,e	Zumiez, Inc	247
		TOTAL RETAILING	795,398

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
29,482	*	Advanced Energy Industries, Inc	775
474,503	*,e	Advanced Micro Devices, Inc	816
15,539	*,e	Alpha & Omega Semiconductor Ltd	121
222,869		Altera Corp	11,161
23,188	*,e	Ambarella, Inc	1,340
73,241	*	Amkor Technology, Inc	329
231,943		Analog Devices, Inc	13,084
910,561		Applied Materials, Inc	13,376
59,771	*,e	Applied Micro Circuits Corp	317
308,399		Atmel Corp	2,489
187,870		Avago Technologies Ltd	23,486
83,398	*	Axcelis Technologies, Inc	223
408,338		Broadcom Corp (Class A)	21,001
52,087		Brooks Automation, Inc	610
17,924	*	Cabot Microelectronics Corp	694
9,758	*	Cascade Microtech, Inc	138
40,828	*	Cavium Networks, Inc	2,506
15,710	*	Ceva, Inc	292
47,684	*	Cirrus Logic, Inc	1,502
18,761		Cohu, Inc	185
80,918	*,e	Cree, Inc	1,961
244,851		Cypress Semiconductor Corp	2,086
28,713	*	Diodes, Inc	614
19,178	*	DSP Group, Inc	175
105,554	*	Entegris, Inc	1,392
28,026	*	Exar Corp	167
85,675	*	Fairchild Semiconductor International, Inc	1,203
55,687	*	First Solar, Inc	2,381
40,961	*	Formfactor, Inc	278
82,106	*	Freescale Semiconductor Holdings Ltd	3,003
28,079	*	Inphi Corp	675
109,667	*	Integrated Device Technology, Inc	2,226
23,137		Integrated Silicon Solution, Inc	497
3,494,881		Intel Corp	105,336
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
96,768		Intersil Corp (Class A)	$1,132
16,725		IXYS Corp	187
118,149		Kla-Tencor Corp	5,907
50,517	*	Kopin Corp	159
117,211		Lam Research Corp	7,657
90,159	*	Lattice Semiconductor Corp	347
176,955		Linear Technology Corp	7,140
17,278	*	MA-COM Technology Solutions	501
334,640		Marvell Technology Group Ltd	3,028
54,353	*	Mattson Technology, Inc	127
209,405		Maxim Integrated Products, Inc	6,994
37,977	*	MaxLinear, Inc	472
161,151	e	Microchip Technology, Inc	6,944
799,251	*	Micron Technology, Inc	11,973
70,791	*	Microsemi Corp	2,323
39,433		MKS Instruments, Inc	1,322
29,204		Monolithic Power Systems, Inc	1,495
18,167	*	Nanometrics, Inc	220
21,168	*,e	NeoPhotonics Corp Ltd	144
3,184		NVE Corp	155
397,834		Nvidia Corp	9,807
42,436	*	Omnivision Technologies, Inc	1,114
317,509	*	ON Semiconductor Corp	2,985
20,605	*	PDF Solutions, Inc	206
18,677		Pericom Semiconductor Corp	341
46,544	*	Photronics, Inc	422
130,681	*	PMC - Sierra, Inc	885
22,599		Power Integrations, Inc	953
110,554	*	Qorvo, Inc	4,980
84,186	*	Rambus, Inc	993
25,190	*	Rudolph Technologies, Inc	314
49,258	*	Semtech Corp	744
25,567	*	Sigma Designs, Inc	176
32,473	*	Silicon Laboratories, Inc	1,349
141,463		Skyworks Solutions, Inc	11,913
201,565	*,e	SunEdison, Inc	1,447
40,052	*,e	SunPower Corp	803
157,133		Teradyne, Inc	2,830
39,803		Tessera Technologies, Inc	1,290
761,500		Texas Instruments, Inc	37,709
23,500	*	Ultra Clean Holdings	135
21,651	*	Ultratech, Inc	347
29,696	*,e	Veeco Instruments, Inc	609
37,527	*	Xcerra Corp	236
191,407		Xilinx, Inc	8,116
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	365,370

SOFTWARE & SERVICES - 11.2%
24,811	*	A10 Networks, Inc	149
462,436		Accenture plc	45,439
86,241	*	ACI Worldwide, Inc	1,821
373,272		Activision Blizzard, Inc	11,530
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
32,107	*	Actua Corp	$378
57,158	*	Acxiom Corp	1,129
370,138	*	Adobe Systems, Inc	30,433
132,262	*	Akamai Technologies, Inc	9,134
5,086	*	Alarm.com Holdings, Inc	59
45,840	*	Alliance Data Systems Corp	11,872
212,520	*	Alphabet, Inc (Class A)	135,666
216,860	*	Alphabet, Inc (Class C)	131,942
11,882	*,e	Amber Road, Inc	50
114,365		Amdocs Ltd	6,505
15,720	*	American Software, Inc (Class A)	148
32,146	*,e	Angie’s List, Inc	162
66,392	*	Ansys, Inc	5,852
3,095	*,e	Apigee Corp	33
7,274	*	Appfolio, Inc	123
63,153	*	Aspen Technology, Inc	2,394
168,621	*	Autodesk, Inc	7,443
345,034		Automatic Data Processing, Inc	27,727
30,408	*	AVG Technologies NV	661
50,870	*	Bankrate, Inc	526
5,965	*,e	Barracuda Networks, Inc	93
44,088	*,e	Bazaarvoice, Inc	199
5,721	*,e	Benefitfocus, Inc	179
15,413	*	Black Knight Financial Services, Inc	502
35,258		Blackbaud, Inc	1,979
40,135	*	Blackhawk Network Holdings, Inc	1,701
30,473	*	Blucora, Inc	420
75,290		Booz Allen Hamilton Holding Co	1,973
29,562	*	Bottomline Technologies, Inc	739
9,849	*,e	Box, Inc	124
20,694	*	Brightcove, Inc	102
88,805		Broadridge Financial Solutions, Inc	4,915
21,331	*	BroadSoft, Inc	639
233,581		CA, Inc	6,377
17,838	*	CACI International, Inc (Class A)	1,319
216,614	*	Cadence Design Systems, Inc	4,480
40,638	*	Callidus Software, Inc	690
13,412	*	Carbonite, Inc	149
33,955	*	Cardtronics, Inc	1,110
13,954	*,e	Care.com, Inc	72
8,603		Cass Information Systems, Inc	423
118,692		CDK Global, Inc	5,671
15,814	*	ChannelAdvisor Corp	157
52,926	*	Ciber, Inc	168
24,317	*,e	Cimpress NV	1,851
118,705	*	Citrix Systems, Inc	8,224
451,695	*	Cognizant Technology Solutions Corp (Class A)	28,281
33,614	*	Commvault Systems, Inc	1,141
102,697		Computer Sciences Corp	6,304
25,588	*	comScore, Inc	1,181
23,960	*	Constant Contact, Inc	581
73,137		Convergys Corp	1,690
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
40,208	*	Cornerstone OnDemand, Inc	$1,327
23,982	*	CoStar Group, Inc	4,150
45,152	*,e	Coupons.com, Inc	406
24,883		CSG Systems International, Inc	766
17,592	*	Cvent, Inc	592
15,267	*	Datalink Corp	91
24,614	*,e	Demandware, Inc	1,272
32,513	*	DHI Group, Inc	238
5,437	e	Digimarc Corp	166
37,568	*,e	Digital Turbine, Inc	68
27,103		DST Systems, Inc	2,850
77,306		EarthLink Holdings Corp	601
894,311	*	eBay, Inc	21,857
19,966	e	Ebix, Inc	498
229,813	*	Electronic Arts, Inc	15,570
21,694	*	Ellie Mae, Inc	1,444
43,380	*,e	Endurance International Group Holdings, Inc	580
20,747	*,e	EnerNOC, Inc	164
25,859	*	Envestnet, Inc	775
36,125	*	EPAM Systems, Inc	2,692
25,591		EPIQ Systems, Inc	331
3,943	*	ePlus, Inc	312
37,881	*	Euronet Worldwide, Inc	2,807
51,313	*	Everi Holdings, Inc	263
48,388		EVERTEC, Inc	874
15,773	*	Everyday Health, Inc	144
24,918	*	ExlService Holdings, Inc	920
1,594,908	*	Facebook, Inc	143,382
30,901		Factset Research Systems, Inc	4,938
23,064		Fair Isaac Corp	1,949
209,784		Fidelity National Information Services, Inc	14,072
102,019	*,e	FireEye, Inc	3,246
67,170	*	First American Corp	2,501
170,999	*	Fiserv, Inc	14,810
18,028	*	Five9, Inc	67
67,800	*	FleetCor Technologies, Inc	9,331
28,477	*,e	FleetMatics Group plc	1,398
8,265		Forrester Research, Inc	260
105,618	*	Fortinet, Inc	4,487
61,489	*	Gartner, Inc	5,161
118,380	*	Genpact Ltd	2,795
20,054	*	Gigamon, Inc	401
49,296		Global Payments, Inc	5,656
11,456	*,e	Globant S.A.	350
88,947	*,e	Glu Mobile, Inc	389
17,503	*,e	GoDaddy, Inc	441
42,541	*,e	Gogo, Inc	650
55,694	*,e	GrubHub, Inc	1,356
18,192	*	GTT Communications, Inc	423
13,242	*,e	Guidance Software, Inc	80
51,316	*	Guidewire Software, Inc	2,698
17,956		Hackett Group, Inc	247
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
27,069		Heartland Payment Systems, Inc	$1,706
70,903	*	HomeAway, Inc	1,882
5,610	*,e	Hortonworks, Inc	123
14,191	*	HubSpot, Inc	658
52,417		IAC/InterActiveCorp	3,421
19,610	*	Imperva, Inc	1,284
41,826	*	Infoblox, Inc	668
12,605	*	Interactive Intelligence, Inc	374
40,309	*	Internap Network Services Corp	247
667,219		International Business Machines Corp	96,727
200,684		Intuit, Inc	17,811
36,074		j2 Global, Inc	2,556
60,792		Jack Henry & Associates, Inc	4,232
30,270	*,e	Jive Software, Inc	141
58,933	e	King Digital Entertainment plc	798
19,259	*	Knot, Inc	272
49,809		Leidos Holdings, Inc	2,058
50,961	*	Limelight Networks, Inc	97
80,906	*	LinkedIn Corp	15,383
44,720	*	Lionbridge Technologies	221
19,090	*,e	Liquidity Services, Inc	141
40,701	*	Liveperson, Inc	308
18,232	*	LogMeIn, Inc	1,243
13,441	*	Luxoft Holding, Inc	851
54,701	*	Manhattan Associates, Inc	3,408
18,418		Mantech International Corp (Class A)	473
25,119		Marchex, Inc (Class B)	101
20,549	*,e	Marin Software, Inc	64
25,709	*,e	Marketo, Inc	731
734,581		Mastercard, Inc (Class A)	66,201
48,838		MAXIMUS, Inc	2,909
73,403		Mentor Graphics Corp	1,808
5,971,990		Microsoft Corp	264,320
6,844	*	MicroStrategy, Inc (Class A)	1,345
86,729	*,e	Millennial Media, Inc	152
5,757	*	MINDBODY, Inc	90
29,654	*,e	MobileIron, Inc	92
14,483	*	Model N, Inc	145
33,165	*,e	ModusLink Global Solutions, Inc	95
22,389	*	MoneyGram International, Inc	180
29,292		Monotype Imaging Holdings, Inc	639
70,908	*	Monster Worldwide, Inc	455
29,548	*,e	NetSuite, Inc	2,479
42,216	*,e	NeuStar, Inc (Class A)	1,149
4,154	*,e	New Relic, Inc	158
48,579		NIC, Inc	860
187,240	*	Nuance Communications, Inc	3,065
19,789	*,e	OPOWER, Inc	176
2,343,471		Oracle Corp	84,646
155,524	*	Pandora Media, Inc	3,319
7,197	*,e	Park City Group, Inc	76
240,713		Paychex, Inc	11,465
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
23,354	*,e	Paycom Software, Inc	$839
11,222	*,e	Paylocity Holding Corp	337
898,445	*	PayPal Holdings, Inc	27,888
24,918		Pegasystems, Inc	613
25,493	*	Perficient, Inc	393
8,684	*	PFSweb, Inc	123
38,195	*	Progress Software Corp	987
29,179	*,e	Proofpoint, Inc	1,760
17,256	*	PROS Holdings, Inc	382
85,331	*	PTC, Inc	2,708
14,350	*	Q2 Holdings, Inc	355
7,729		QAD, Inc (Class A)	198
67,392	*	QLIK Technologies, Inc	2,456
18,223	*	Qualys, Inc	519
20,643	*	QuinStreet, Inc	115
91,063	*	Rackspace Hosting, Inc	2,247
5,299	*	Rapid7, Inc	121
18,038	*	RealNetworks, Inc	74
39,496	*	RealPage, Inc	656
135,645	*	Red Hat, Inc	9,750
6,528		Reis, Inc	148
28,776	*	RetailMeNot, Inc	237
39,806	*	RingCentral, Inc	722
20,141	*,e	Rocket Fuel, Inc	94
65,478	*	Rovi Corp	687
18,722	*	Rubicon Project, Inc	272
83,383		Sabre Corp	2,266
485,133	*	Salesforce.com, Inc	33,683
17,304		Sapiens International Corp NV	199
34,016		Science Applications International Corp	1,368
21,075	*	Sciquest, Inc	211
24,634	*	Seachange International, Inc	155
113,734	*	ServiceNow, Inc	7,899
46,932	*	ServiceSource International LLC	188
14,547	*,e	Shutterstock, Inc	440
26,176	*,e	Silver Spring Networks, Inc	337
49,819	*	SolarWinds, Inc	1,955
49,541		Solera Holdings, Inc	2,675
92,607	*	Splunk, Inc	5,126
12,246	*	SPS Commerce, Inc	831
52,847		SS&C Technologies Holdings, Inc	3,701
10,609	*	Stamps.com, Inc	785
29,262	*	Sykes Enterprises, Inc	746
503,573		Symantec Corp	9,805
28,696	*	Synchronoss Technologies, Inc	941
107,461	*	Synopsys, Inc	4,963
23,254	*	Syntel, Inc	1,054
30,239	*	TA Indigo Holding Corp	251
36,581	*	Tableau Software, Inc	2,918
62,894	*	Take-Two Interactive Software, Inc	1,807
29,444	*	Tangoe, Inc	212
12,153	*	TechTarget, Inc	104
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
37,654	*	TeleCommunication Systems, Inc (Class A)	$129
20,400	*	TeleNav, Inc	159
13,212		TeleTech Holdings, Inc	354
104,965	*	Teradata Corp	3,040
14,409	*	Textura Corp	372
71,591	*	TiVo, Inc	620
122,214		Total System Services, Inc	5,552
6,116	*	Travelzoo, Inc	51
36,314	*,e	TrueCar, Inc	189
10,595	*,e	TubeMogul, Inc	111
418,135	*	Twitter, Inc	11,265
24,991	*	Tyler Technologies, Inc	3,731
21,175	*	Ultimate Software Group, Inc	3,791
38,674	*,e	Unisys Corp	460
11,210	*	United Online, Inc	112
105,809	*	Vantiv, Inc	4,753
6,363	*,e	Varonis Systems, Inc	99
21,489	*,e	Vasco Data Security International	366
84,224	*	VeriFone Systems, Inc	2,336
45,384	*	Verint Systems, Inc	1,958
73,449	*,e	VeriSign, Inc	5,183
32,131	*,e	VirnetX Holding Corp	114
21,946	*	Virtusa Corp	1,126
1,447,991		Visa, Inc (Class A)	100,867
60,583	*	VMware, Inc (Class A)	4,773
28,678	*	WebMD Health Corp (Class A)	1,143
32,723	*	Website Pros, Inc	690
382,980		Western Union Co	7,031
28,569	*	WEX, Inc	2,481
14,146	*,e	Wix.com Ltd	246
78,368	*	Workday, Inc	5,396
4,998	*	Workiva, Inc	76
8,095	*	Xactly Corp	63
817,071		Xerox Corp	7,950
23,310	*	Xoom Corp	580
16,654	*	Xura, Inc	373
694,256	*	Yahoo!, Inc	20,071
47,998	*,e	Yelp, Inc	1,040
14,042	*	Yodlee, Inc	226
39,804	*,e	Zendesk, Inc	785
32,505	*,e	Zillow Group, Inc	934
65,010	*,e	Zillow Group, Inc (Class C)	1,755
47,197	*	Zix Corp	199
565,694	*	Zynga, Inc	1,290
		TOTAL SOFTWARE & SERVICES	1,744,400

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
83,151	*,e	3D Systems Corp	960
39,852		Adtran, Inc	582
16,323	*,e	Aerohive Networks, Inc	98
11,056	*	Agilysys, Inc	123
9,098	e	Alliance Fiber Optic Products, Inc	155
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
228,592		Amphenol Corp (Class A)	$11,649
21,094		Anixter International, Inc	1,219
4,244,705		Apple, Inc	468,191
11,231	*,e	Applied Optoelectronics, Inc	211
24,889	*,e	Arista Networks, Inc	1,523
100,254	*	ARRIS Group, Inc	2,604
66,366	*	Arrow Electronics, Inc	3,669
24,161	*,e	Avid Technology, Inc	192
92,405		Avnet, Inc	3,944
34,410		AVX Corp	450
11,475	e	Badger Meter, Inc	666
7,316		Bel Fuse, Inc (Class B)	142
31,469		Belden CDT, Inc	1,469
39,122	*	Benchmark Electronics, Inc	851
12,526		Black Box Corp	185
309,327		Brocade Communications Systems, Inc	3,211
26,799	*	CalAmp Corp	431
28,887	*	Calix Networks, Inc	225
91,884		CDW Corp	3,754
30,668		Checkpoint Systems, Inc	222
91,005	*	Ciena Corp	1,886
3,761,726		Cisco Systems, Inc	98,745
8,964	*,e	Clearfield, Inc	120
64,456		Cognex Corp	2,215
17,685	*	Coherent, Inc	967
77,590	*	CommScope Holding Co, Inc	2,330
11,551		Comtech Telecommunications Corp	238
15,682	*,e	Control4 Corp	128
930,751		Corning, Inc	15,934
29,620	*	Cray, Inc	587
23,637		CTS Corp	437
27,847		Daktronics, Inc	241
47,853		Diebold, Inc	1,425
18,652	*	Digi International, Inc	220
36,841		Dolby Laboratories, Inc (Class A)	1,201
46,638	*	Dot Hill Systems Corp	454
13,244	*	DTS, Inc	354
13,533	*,e	Eastman Kodak Co	211
32,770	*	EchoStar Corp (Class A)	1,410
11,677		Electro Rent Corp	121
35,264	*	Electronics for Imaging, Inc	1,526
1,436,792		EMC Corp	34,713
18,982	*	EMCORE Corp	129
79,396	*	Extreme Networks, Inc	267
53,266	*	F5 Networks, Inc	6,168
26,560	*	Fabrinet	487
12,851	*	FARO Technologies, Inc	450
30,706		FEI Co	2,243
76,718	*	Finisar Corp	854
30,563	*	Fitbit, Inc	1,152
104,125		Flir Systems, Inc	2,914
25,552	*	GSI Group, Inc	325
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
67,185	*	Harmonic, Inc	$390
91,398		Harris Corp	6,686
1,344,424		Hewlett-Packard Co	34,431
39,772	*	II-VI, Inc	640
27,939	*,e	Imation Corp	59
21,661	*	Immersion Corp	243
95,498	*,e	Infinera Corp	1,868
113,829		Ingram Micro, Inc (Class A)	3,101
28,444	*	Insight Enterprises, Inc	735
26,730		InterDigital, Inc	1,353
57,029	*	InvenSense, Inc	530
25,418	*,e	IPG Photonics Corp	1,931
28,730	*	Itron, Inc	917
43,041	*	Ixia	624
143,551		Jabil Circuit, Inc	3,211
291,880		Juniper Networks, Inc	7,504
125,388	*	Keysight Technologies, Inc	3,867
21,162	*	Kimball Electronics, Inc	252
64,648	*,e	Knowles Corp	1,191
10,929	*	KVH Industries, Inc	109
45,344		Lexmark International, Inc (Class A)	1,314
16,687		Littelfuse, Inc	1,521
34,637	*	Lumentum Holdings, Inc	587
23,128	*	Mercury Computer Systems, Inc	368
1,988	e	Mesa Laboratories, Inc	221
28,385		Methode Electronics, Inc	905
131,071	e	Motorola, Inc	8,963
11,234		MTS Systems Corp	675
6,959	*	Multi-Fineline Electronix, Inc	116
83,376		National Instruments Corp	2,317
125,398	*	NCR Corp	2,853
229,985		NetApp, Inc	6,808
26,175	*	Netgear, Inc	764
67,850	*	Netscout Systems, Inc	2,400
27,910	*	Newport Corp	384
37,400	*,e	Nimble Storage, Inc	902
29,647	*	Novatel Wireless, Inc	65
72,862	*,e	Oclaro, Inc	168
14,702	*	OSI Systems, Inc	1,131
53,646	*	Palo Alto Networks, Inc	9,227
16,460		Park Electrochemical Corp	290
6,868		PC Connection, Inc	142
29,009		Plantronics, Inc	1,475
25,402	*	Plexus Corp	980
100,006	*	Polycom, Inc	1,048
65,614	*	QLogic Corp	673
1,196,103		Qualcomm, Inc	64,267
171,155	*,e	Quantum Corp	119
31,179	*	RealD, Inc	300
21,664	*	Rofin-Sinar Technologies, Inc	562
13,791	*	Rogers Corp	733
55,372	*	Ruckus Wireless, Inc	658
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
153,815		SanDisk Corp	$8,357
61,646	*	Sanmina Corp	1,317
21,738	*	Scansource, Inc	771
43,182	*	ShoreTel, Inc	323
25,143	*,e	Silicon Graphics International Corp	99
37,508	*	Sonus Networks, Inc	215
37,383	*,e	Stratasys Ltd	990
27,221	*,e	Super Micro Computer, Inc	742
27,223	*	Synaptics, Inc	2,245
21,522		SYNNEX Corp	1,831
26,973	*	Tech Data Corp	1,848
192,019	*	Trimble Navigation Ltd	3,153
44,290	*	TTM Technologies, Inc	276
22,392	e	Ubiquiti Networks, Inc	759
29,474	*	Universal Display Corp	999
31,477	*,e	Viasat, Inc	2,024
173,185	*	Viavi Solutions, Inc	930
60,568	*,e	Violin Memory, Inc	84
100,754	e	Vishay Intertechnology, Inc	976
9,508	*	Vishay Precision Group, Inc	110
165,870		Western Digital Corp	13,177
38,312	*	Zebra Technologies Corp (Class A)	2,933
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	913,915

TELECOMMUNICATION SERVICES - 2.2%
66,124	*	8x8, Inc	547
4,474,323		AT&T, Inc	145,773
7,918		Atlantic Tele-Network, Inc	585
27,406	*	Boingo Wireless, Inc	227
416,899		CenturyTel, Inc	10,472
149,815	*	Cincinnati Bell, Inc	467
34,230	e	Cogent Communications Group, Inc	930
38,388		Consolidated Communications Holdings, Inc	740
16,551	*,e	Fairpoint Communications, Inc	255
743,607	e	Frontier Communications Corp	3,532
24,304	*	General Communication, Inc (Class A)	419
348,844	*,e	Globalstar, Inc	548
7,568	*	Hawaiian Telcom Holdco, Inc	157
10,513		IDT Corp (Class B)	150
45,794	*,e	inContact, Inc	344
25,073		Inteliquent, Inc	560
20,308	*,e	Intelsat S.A.	131
60,764	*,e	Iridium Communications, Inc	374
213,185	*	Level 3 Communications, Inc	9,314
16,622		Lumos Networks Corp	202
11,759	*	NTELOS Holdings Corp	106
44,329	*	Orbcomm, Inc	247
9,439	*,e	Pacific DataVision, Inc	282
35,134	*	Premiere Global Services, Inc	483
95,804	*	SBA Communications Corp (Class A)	10,035
18,151		Shenandoah Telecom Co	777
17,224		Spok Holdings, Inc	284
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
551,084	*,e	Sprint Corp	$2,116
6,721	*,e	Straight Path Communications, Inc	272
68,830		Telephone & Data Systems, Inc	1,718
203,125	*	T-Mobile US, Inc	8,086
9,529	*	US Cellular Corp	338
3,017,135		Verizon Communications, Inc	131,276
137,981	*	Vonage Holdings Corp	811
76,638	e	Windstream Holdings, Inc	471
105,945	*,e	Zayo Group Holdings, Inc	2,687
		TOTAL TELECOMMUNICATION SERVICES	335,716

TRANSPORTATION - 2.2%
40,179	*	Air Transport Services Group, Inc	344
95,969		Alaska Air Group, Inc	7,625
8,403		Allegiant Travel Co	1,817
4,641		Amerco, Inc	1,826
512,493		American Airlines Group, Inc	19,900
19,331		Arkansas Best Corp	498
18,341	*	Atlas Air Worldwide Holdings, Inc	634
78,384	*	Avis Budget Group, Inc	3,424
20,049	*	Celadon Group, Inc	321
107,766		CH Robinson Worldwide, Inc	7,304
42,760		Con-Way, Inc	2,029
24,453	e	Copa Holdings S.A. (Class A)	1,025
8,672	*	Covenant Transportation Group, Inc	156
731,012		CSX Corp	19,664
603,800		Delta Air Lines, Inc	27,092
15,158	*,e	Eagle Bulk Shipping, Inc	90
21,969	*	Echo Global Logistics, Inc	431
141,591		Expeditors International of Washington, Inc	6,662
207,313		FedEx Corp	29,849
22,919		Forward Air Corp	951
39,257	*	Genesee & Wyoming, Inc (Class A)	2,319
47,727	*,e	Golden Ocean Group Ltd (Oslo)	117
34,479	*	Hawaiian Holdings, Inc	851
36,950	e	Heartland Express, Inc	737
299,972	*	Hertz Global Holdings, Inc	5,019
26,734	*	Hub Group, Inc (Class A)	973
68,104		J.B. Hunt Transport Services, Inc	4,863
231,738	*	JetBlue Airways Corp	5,972
81,773		Kansas City Southern Industries, Inc	7,432
41,240	*	Kirby Corp	2,555
45,057		Knight Transportation, Inc	1,081
33,557		Landstar System, Inc	2,130
50,509		Macquarie Infrastructure Co LLC	3,771
17,739		Marten Transport Ltd	287
32,238		Matson, Inc	1,241
60,245	e	Navios Maritime Holdings, Inc	150
225,613		Norfolk Southern Corp	17,237
51,170	*	Old Dominion Freight Line	3,121
2,470	*	PAM Transportation Services, Inc	82
6,136		Park-Ohio Holdings Corp	177
309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
17,329	*	Radiant Logistics, Inc	$77
43,045	*	Republic Airways Holdings, Inc	249
20,933	*	Roadrunner Transportation Services Holdings, Inc	385
39,438		Ryder System, Inc	2,920
30,068		Safe Bulkers, Inc	83
18,094	*	Saia, Inc	560
137,961	*	Scorpio Bulkers, Inc	201
40,260		Skywest, Inc	672
494,314		Southwest Airlines Co	18,804
53,890	*	Spirit Airlines, Inc	2,549
63,781	*	Swift Transportation Co, Inc	958
641,733		Union Pacific Corp	56,736
280,041	*	United Continental Holdings, Inc	14,856
518,852		United Parcel Service, Inc (Class B)	51,205
6,297		Universal Truckload Services, Inc	98
7,128	*	USA Truck, Inc	123
69,158	*,e	UTI Worldwide, Inc	317
18,831	*,e	Virgin America, Inc	645
34,798		Werner Enterprises, Inc	873
44,920	*	Wesco Aircraft Holdings, Inc	548
52,800	*,e	XPO Logistics, Inc	1,258
23,809	*	YRC Worldwide, Inc	316
		TOTAL TRANSPORTATION	346,190

UTILITIES - 3.2%
35,975	e	Abengoa Yield plc	595
502,237		AES Corp	4,917
88,857		AGL Resources, Inc	5,424
35,666		Allete, Inc	1,801
83,430		Alliant Energy Corp	4,880
179,688		Ameren Corp	7,595
361,395		American Electric Power Co, Inc	20,549
29,456		American States Water Co	1,219
133,205		American Water Works Co, Inc	7,337
134,973		Aqua America, Inc	3,573
4,909		Artesian Resources Corp	118
92,825	e	Atlantic Power Corp	173
73,233		Atmos Energy Corp	4,261
45,672		Avista Corp	1,519
33,522		Black Hills Corp	1,386
35,650		California Water Service Group	789
276,377	*	Calpine Corp	4,035
318,361		Centerpoint Energy, Inc	5,743
11,590		Chesapeake Utilities Corp	615
46,444		Cleco Corp	2,473
203,302		CMS Energy Corp	7,181
8,405		Connecticut Water Service, Inc	307
216,563		Consolidated Edison, Inc	14,477
10,961	e	Consolidated Water Co, Inc	127
438,500		Dominion Resources, Inc	30,862
131,940		DTE Energy Co	10,604
508,163		Duke Energy Corp	36,557
310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
94,898	*	Dynegy, Inc	$1,961
239,987		Edison International	15,136
30,616		El Paso Electric Co	1,127
33,239		Empire District Electric Co	732
132,825		Entergy Corp	8,647
235,099		Eversource Energy	11,901
637,066		Exelon Corp	18,921
311,936		FirstEnergy Corp	9,767
9,378	e	Genie Energy Ltd	77
114,306		Great Plains Energy, Inc	3,088
79,361		Hawaiian Electric Industries, Inc	2,277
37,236		Idacorp, Inc	2,409
114,807		ITC Holdings Corp	3,828
32,340		Laclede Group, Inc	1,763
144,429		MDU Resources Group, Inc	2,484
26,250		MGE Energy, Inc	1,081
11,759		Middlesex Water Co	280
62,456	e	National Fuel Gas Co	3,122
63,442		New Jersey Resources Corp	1,905
324,782		NextEra Energy, Inc	31,682
234,601		NiSource, Inc	4,352
22,143		Northwest Natural Gas Co	1,015
33,520		NorthWestern Corp	1,804
245,109		NRG Energy, Inc	3,640
21,934	e	NRG Yield, Inc (Class A)	245
25,354	e	NRG Yield, Inc (Class C)	294
147,340		OGE Energy Corp	4,031
39,547		ONE Gas, Inc	1,793
27,707	e	Ormat Technologies, Inc	943
27,545		Otter Tail Corp	718
38,404	e	Pattern Energy Group, Inc	733
187,067		Pepco Holdings, Inc	4,531
354,104		PG&E Corp	18,697
58,715		Piedmont Natural Gas Co, Inc	2,353
81,970		Pinnacle West Capital Corp	5,258
58,763		PNM Resources, Inc	1,648
58,032		Portland General Electric Co	2,145
494,370		PPL Corp	16,260
374,289		Public Service Enterprise Group, Inc	15,780
130,852		Questar Corp	2,540
104,543		SCANA Corp	5,882
183,199		Sempra Energy	17,719
12,005		SJW Corp	369
49,250		South Jersey Industries, Inc	1,244
662,212		Southern Co	29,601
34,400		Southwest Gas Corp	2,006
62,722	*	Talen Energy Corp	633
170,423		TECO Energy, Inc	4,475
27,892	*	TerraForm Global, Inc	186
37,840		TerraForm Power, Inc	538
128,103		UGI Corp	4,460
41,780		UIL Holdings Corp	2,100
311

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
10,272		Unitil Corp	$379
61,078		Vectren Corp	2,566
15,334	*,e	Vivint Solar, Inc	161
233,695		WEC Energy Group, Inc	12,204
96,665		Westar Energy, Inc	3,716
36,819		WGL Holdings, Inc	2,123
375,757		Xcel Energy, Inc	13,306
9,006		York Water Co	189
		TOTAL UTILITIES	493,942
		TOTAL COMMON STOCKS	15,522,158
		(Cost $9,284,589)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
15,560	e,m	Magnum Hunter Resources Corp	0
		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
10,743	m	Forest Laboratories, Inc CVR	10
6,747	m	Furiex Pharmaceuticals, Inc	66
4,045	m	Omthera Pharmaceuticals, Inc	2
28,951	e,m	Trius Therapeutics, Inc	4
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	82

SOFTWARE & SERVICES - 0.0%
19,206	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
46,753	m	Leap Wireless International, Inc	118
		TOTAL TELECOMMUNICATION SERVICES	118

		TOTAL RIGHTS / WARRANTS	200
		(Cost $185)

SHORT-TERM INVESTMENTS - 4.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.0%
624,287,440	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	624,287
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	624,287

		TOTAL SHORT-TERM INVESTMENTS	624,287
		(Cost $624,287)
312

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

VALUE
(000)
TOTAL INVESTMENTS - 103.8%	$16,146,645
(Cost $9,909,061)
OTHER ASSETS & LIABILITIES, NET - (3.8)%	(594,827)
NET ASSETS - 100.0%	$15,551,818

Abbreviation(s):
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $619,357,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.
313

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.8%

AUTOMOBILES & COMPONENTS - 0.1%
$4,950,000	i	Gates Global LLC	4.250%	07/05/21	$4,681
4,423,077	i	INA Beteiligungsgesellschaft mbH	4.250	05/15/20	4,419
		TOTAL AUTOMOBILES & COMPONENTS			9,100

CAPITAL GOODS - 0.0%
4,248,458	i	TransDigm, Inc	3.750	02/28/20	4,191
		TOTAL CAPITAL GOODS			4,191

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
665,000	i	Staples, Inc	3.500	04/24/21	661
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			661

CONSUMER DURABLES & APPAREL - 0.0%
1,194,000	i	Hanesbrands, Inc	3.250	04/29/22	1,198
		TOTAL CONSUMER DURABLES & APPAREL			1,198

CONSUMER SERVICES - 0.1%
3,785,334	i	1011778 BC ULC	3.750	12/10/21	3,765
3,896,396	i	Hilton Worldwide	3.500	10/26/20	3,883
4,936,548	i	MGM Resorts International	3.500	12/20/19	4,895
		TOTAL CONSUMER SERVICES			12,543

DIVERSIFIED FINANCIALS - 0.1%
4,000,000	i	DTZ US Borrower LLC	4.250	11/04/21	3,954
4,937,343	i	TransUnion LLC	3.500	04/09/21	4,882
		TOTAL DIVERSIFIED FINANCIALS			8,836

ENERGY - 0.0%
168,582	i	Granite Acquisition, Inc	5.000	12/19/21	165
3,802,682	i	Granite Acquisition, Inc	5.000	12/19/21	3,720
		TOTAL ENERGY			3,885

FOOD & STAPLES RETAILING - 0.0%
5,495,549	i	Albertson’s Holdings LLC	5.500	08/25/21	5,492
		TOTAL FOOD & STAPLES RETAILING			5,492

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
3,568,359	i	Capsugel Holdings US, Inc	3.500	08/01/18	3,554
303,138	i	CHS/Community Health Systems	4.000	01/27/21	303
1,678,750	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	1,674
2,953,381	i	Kinetic Concepts, Inc	4.000	11/04/16	2,949
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,480

314

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
MATERIALS - 0.1%
$887,295	i	Eco Services Operations LLC	4.750%	12/04/21	$883
4,917,527	i	Minerals Technologies, Inc	3.750	05/09/21	4,881
3,366,000	i	Solenis International LP	4.250	07/31/21	3,316
		TOTAL MATERIALS			9,080

MEDIA - 0.1%
5,000,000	i	CBS Outdoor Americas Capital LLC	3.000	02/01/21	4,967
4,525,502	i	EMI Music	4.000	08/19/22	4,499
1,798,963	i	Univision Communications, Inc	4.000	03/01/20	1,786
3,029,946	i	Virgin Media Investment Holdings Ltd	3.500	06/30/23	2,983
		TOTAL MEDIA			14,235

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
800,000	i	Endo Luxembourg Finance I Co Sarl	3.750	09/26/22	797
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			797

RETAILING - 0.0%
697,595	i	Dollar Tree, Inc	3.500	07/06/22	698
847,875	i	PetSmart, Inc	4.250	03/11/22	846
		TOTAL RETAILING			1,544

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
5,703,052	i	Avago Technologies Ltd	3.750	05/06/21	5,695
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,695

SOFTWARE & SERVICES - 0.1%
3,160,030	i	Activision Blizzard, Inc	3.250	10/11/20	3,159
4,937,343	i	IMS Health, Inc	3.500	03/17/21	4,910
282,511	i	SS&C Technologies Holdings Europe SARL	4.000	07/08/22	283
1,785,874	i	SS&C Technologies Holdings, Inc	4.000	07/08/22	1,787
		TOTAL SOFTWARE & SERVICES			10,139

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,221,938	i	CommScope, Inc	3.750	12/29/22	1,219
4,739,547	i	NXP BV	3.250	01/11/20	4,722
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			5,941

UTILITIES - 0.0%
194,000	i	Calpine Corp	4.000	10/09/19	193
		TOTAL UTILITIES			193

		TOTAL BANK LOAN OBLIGATIONS			102,010
		(Cost $102,661)

BONDS - 97.7%

CORPORATE BONDS - 36.0%

AUTOMOBILES & COMPONENTS - 0.2%
1,000,000	g	Gates Global LLC	6.000	07/15/22	805
13,950,000		Johnson Controls, Inc	4.625	07/02/44	12,809
8,675,000		Magna International, Inc	3.625	06/15/24	8,427
315

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,500,000		Magna International, Inc	4.150%	10/01/25	$1,501
350,000	g	ZF North America Capital, Inc	4.000	04/29/20	333
175,000	g	ZF North America Capital, Inc	4.500	04/29/22	165
350,000	g	ZF North America Capital, Inc	4.750	04/29/25	320
		TOTAL AUTOMOBILES & COMPONENTS			24,360

BANKS - 6.5%
3,100,000	g	Akbank TAS	4.000	01/24/20	2,917
2,300,000	g	Akbank TAS	5.125	03/31/25	2,076
2,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	2,519
6,250,000	g	Banco Santander Mexico S.A.	4.125	11/09/22	6,171
4,350,000		Bancolombia S.A.	5.950	06/03/21	4,551
1,500,000	g	Bank Nederlandse Gemeenten	1.375	03/19/18	1,512
3,000,000	g	Bank Nederlandse Gemeenten	1.875	06/11/19	3,053
5,000,000	g	Bank Nederlandse Gemeenten	2.625	04/28/21	5,213
15,175,000		Bank of America Corp	3.750	07/12/16	15,477
18,550,000		Bank of America Corp	5.300	03/15/17	19,487
8,525,000		Bank of America Corp	6.000	09/01/17	9,188
9,000,000		Bank of America Corp	2.600	01/15/19	9,097
16,500,000		Bank of America Corp	4.000	01/22/25	16,139
12,050,000		Bank of America Corp	3.950	04/21/25	11,728
9,825,000		Bank of America Corp	4.750	04/21/45	9,423
25,000,000		Bank of Nova Scotia	2.125	09/11/19	25,317
5,850,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	5,923
5,450,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	5,454
7,100,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	7,045
8,075,000		Barclays plc	2.750	11/08/19	8,127
13,300,000		Barclays plc	3.650	03/16/25	12,698
5,190,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	5,235
3,200,000		Branch Banking & Trust Co	2.300	10/15/18	3,245
11,850,000		Capital One Bank USA NA	2.950	07/23/21	11,730
4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,378
8,425,000		Citigroup, Inc	1.300	11/15/16	8,443
12,725,000		Citigroup, Inc	3.300	04/27/25	12,400
13,175,000		Citigroup, Inc	4.400	06/10/25	13,256
6,800,000		Citigroup, Inc	4.450	09/29/27	6,750
10,000,000	i	Citigroup, Inc	5.350	12/30/49	9,325
6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	6,907
8,650,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	8,940
6,425,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	7,027
10,275,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	10,404
6,600,000	g	Credit Agricole S.A.	2.750	06/10/20	6,695
6,600,000	g	Credit Agricole S.A.	4.375	03/17/25	6,373
9,425,000		Discover Bank	3.100	06/04/20	9,518
5,980,000		Eksportfinans ASA	2.375	05/25/16	5,988
12,850,000		Fifth Third Bancorp	2.375	04/25/19	12,974
8,700,000	g	HSBC Bank plc	1.500	05/15/18	8,653
7,350,000	g	HSBC Bank plc	4.125	08/12/20	7,965
7,000,000		HSBC Holdings plc	4.250	03/14/24	6,947
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,473
5,000,000		HSBC USA, Inc	1.625	01/16/18	4,989
4,300,000		HSBC USA, Inc	2.375	11/13/19	4,291
12,700,000		HSBC USA, Inc	2.350	03/05/20	12,526
316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$17,000,000		HSBC USA, Inc	2.750%	08/07/20	$17,055
2,800,000	g	Industrial & Commercial Bank of China Ltd	4.875	09/21/25	2,754
24,175,000		JPMorgan Chase & Co	2.750	06/23/20	24,378
17,000,000		JPMorgan Chase & Co	3.875	02/01/24	17,516
22,950,000		JPMorgan Chase & Co	3.900	07/15/25	23,478
5,675,000		JPMorgan Chase & Co	4.250	10/01/27	5,655
9,400,000		JPMorgan Chase & Co	4.850	02/01/44	9,821
23,895,000		JPMorgan Chase & Co	4.950	06/01/45	23,981
3,750,000	i	JPMorgan Chase & Co	5.150	12/30/49	3,536
9,550,000		KeyBank NA	2.500	12/15/19	9,670
6,625,000		KeyBank NA	2.250	03/16/20	6,612
15,650,000		KeyBank NA	3.300	06/01/25	15,509
4,475,000	g	Macquarie Bank Ltd	2.600	06/24/19	4,499
9,950,000		Manufacturers & Traders Trust Co	2.100	02/06/20	9,891
1,500,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,536
2,325,000	g	PKO Finance AB	4.630	09/26/22	2,398
10,400,000		PNC Bank NA	2.200	01/28/19	10,513
11,475,000		PNC Bank NA	2.250	07/02/19	11,547
17,000,000		PNC Bank NA	2.600	07/21/20	17,225
10,950,000		PNC Bank NA	2.700	11/01/22	10,566
17,395,000		PNC Bank NA	2.950	01/30/23	17,021
6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	6,071
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,025
12,000,000		Royal Bank of Canada	1.200	09/19/17	12,001
11,300,000		Royal Bank of Canada	2.200	07/27/18	11,470
40,000,000		Royal Bank of Canada	1.875	02/05/20	40,065
1,400,000	g	Shinhan Bank	2.250	04/15/20	1,391
15,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,978
3,800,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	3,860
6,650,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	6,687
4,025,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	4,097
5,700,000		SunTrust Banks, Inc	2.750	05/01/23	5,486
50,000,000	g	Toronto-Dominion Bank	1.500	03/13/17	50,333
7,650,000		Toronto-Dominion Bank	1.125	05/02/17	7,661
13,300,000	g	Toronto-Dominion Bank	1.950	04/02/20	13,310
1,325,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	1,302
1,700,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	1,655
2,350,000	g	Turkiye Is Bankasi	3.750	10/10/18	2,266
2,775,000	g	Turkiye Is Bankasi	5.500	04/21/19	2,785
7,100,000		Union Bank NA	2.125	06/16/17	7,175
5,700,000		UnionBanCal Corp	3.500	06/18/22	5,857
17,650,000		US Bank NA	2.800	01/27/25	17,194
10,000,000	g	Westpac Banking Corp	1.850	11/26/18	10,075
10,850,000		Westpac Banking Corp	2.250	01/17/19	11,004
		TOTAL BANKS			868,456

CAPITAL GOODS - 0.9%
5,750,000		Caterpillar Financial Services Corp	2.250	12/01/19	5,772
5,700,000		Caterpillar Financial Services Corp	3.250	12/01/24	5,600
6,675,000	g	CRH America, Inc	3.875	05/18/25	6,688
8,000,000		Deere & Co	2.600	06/08/22	7,859
2,075,000		Eaton Corp	4.000	11/02/32	1,994
2,600,000		Embraer Netherlands Finance BV	5.050	06/15/25	2,406
317

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,300,000	g	Huntington Ingalls Industries, Inc	5.000%	12/15/21	$1,326
4,250,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	4,175
13,250,000		John Deere Capital Corp	1.950	03/04/19	13,322
8,075,000		John Deere Capital Corp	2.450	09/11/20	8,144
9,375,000		John Deere Capital Corp	3.400	09/11/25	9,433
2,690,000	g	Myriad International Holdings BV	5.500	07/21/25	2,637
1,354,590	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	340
1,812,200	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	478
4,925,000		Rockwell Automation, Inc	2.050	03/01/20	4,944
4,995,000		Rockwell Automation, Inc	2.875	03/01/25	4,963
1,250,000	g	Schaeffler Finance BV	4.750	05/15/21	1,231
6,600,000	g	Siemens Financieringsmaatschappij NV	4.400	05/27/45	6,759
12,950,000		Timken Co	3.875	09/01/24	12,449
7,000,000	g	TSMC Global Ltd	1.625	04/03/18	6,937
5,950,000		United Technologies Corp	4.500	06/01/42	6,073
6,600,000		United Technologies Corp	4.150	05/15/45	6,408
		TOTAL CAPITAL GOODS			119,938

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
2,105,000		21st Century Fox America, Inc	7.625	11/30/28	2,701
1,578,000		21st Century Fox America, Inc	6.550	03/15/33	1,889
3,575,000		21st Century Fox America, Inc	6.650	11/15/37	4,268
3,800,000		21st Century Fox America, Inc	6.900	08/15/39	4,646
1,425,000		ADT Corp	4.125	04/15/19	1,432
1,425,000		ADT Corp	6.250	10/15/21	1,470
1,250,000	g	AECOM Technology Corp	5.750	10/15/22	1,259
4,875,000	g	AECOM Technology Corp	5.875	10/15/24	4,912
7,175,000		Air Lease Corp	3.875	04/01/21	7,265
11,750,000	g	Daimler Finance North America LLC	3.300	05/19/25	11,368
7,250,000		Fluor Corp	3.500	12/15/24	7,373
10,290,000		Republic Services, Inc	3.800	05/15/18	10,798
5,375,000		Republic Services, Inc	3.550	06/01/22	5,511
6,625,000		Republic Services, Inc	3.200	03/15/25	6,447
2,000,000		United Rentals North America, Inc	4.625	07/15/23	1,938
7,150,000		Waste Management, Inc	2.600	09/01/16	7,247
15,050,000		Waste Management, Inc	2.900	09/15/22	14,912
2,000,000		Waste Management, Inc	3.900	03/01/35	1,885
2,225,000		Waste Management, Inc	4.100	03/01/45	2,085
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			99,406

CONSUMER DURABLES & APPAREL - 0.2%
9,600,000		DR Horton, Inc	3.750	03/01/19	9,660
3,000,000		Lennar Corp	4.500	11/15/19	3,026
6,900,000		PVH Corp	4.500	12/15/22	6,676
2,625,000		Whirlpool Corp	3.700	03/01/23	2,637
		TOTAL CONSUMER DURABLES & APPAREL			21,999

CONSUMER SERVICES - 0.9%
4,000,000	g	1011778 BC / New Red Fin	6.000	04/01/22	4,060
2,475,000		GLP Capital LP	4.375	11/01/18	2,494
5,000,000		Johns Hopkins University	4.083	07/01/53	4,943
8,000,000		President and Fellows of Harvard College	3.529	10/01/31	7,862
14,250,000		President and Fellows of Harvard College	3.619	10/01/37	13,955
318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$11,650,000	g	SABMiller Holdings, Inc	3.750%	01/15/22	$11,950
6,475,000		Service Corp International	5.375	05/15/24	6,742
800,000	g	Six Flags Entertainment Corp	5.250	01/15/21	800
40,000,000		Stanford University	4.013	05/01/42	41,110
21,000,000		University of Chicago	4.151	10/01/45	20,639
		TOTAL CONSUMER SERVICES			114,555

DIVERSIFIED FINANCIALS - 4.9%
3,875,000		Abbey National Treasury Services plc	4.000	04/27/16	3,945
2,125,000		AGL Capital Corp	4.400	06/01/43	2,069
2,000,000		American Express Centurion Bank	6.000	09/13/17	2,163
5,550,000		American Express Credit Corp	2.250	08/15/19	5,570
9,750,000		American Express Credit Corp	2.375	05/26/20	9,754
17,000,000		American Honda Finance Corp	2.450	09/24/20	16,991
6,250,000	i	Bank of New York Mellon Corp	1.969	06/20/17	6,332
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,590
11,550,000	g	Bayer US Finance LLC	2.375	10/08/19	11,700
8,100,000	g	Bayer US Finance LLC	3.375	10/08/24	8,147
6,650,000	g	BBVA Bancomer S.A.	6.750	09/30/22	7,199
2,400,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	2,358
10,680,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	10,783
24,600,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	24,831
10,100,000		Capital One Financial Corp	1.000	11/06/15	10,102
2,800,000	g	Comcel Trust	6.875	02/06/24	2,758
3,700,000		Countrywide Financial Corp	6.250	05/15/16	3,805
7,175,000		Credit Suisse	2.300	05/28/19	7,211
5,675,000		Credit Suisse	3.000	10/29/21	5,683
7,225,000	g	Credit Suisse Group Funding Guernsey Ltd	3.800	09/15/22	7,232
10,250,000	g	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	9,958
6,500,000	g	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	6,373
2,000,000	g	Export-Import Bank of China	2.850	09/16/20	1,988
10,000,000	g	FMR LLC	4.950	02/01/33	10,682
11,425,000	g	FMR LLC	5.150	02/01/43	12,141
6,660,000		Ford Motor Credit Co LLC	4.250	02/03/17	6,882
3,340,000		Ford Motor Credit Co LLC	6.625	08/15/17	3,606
6,600,000		Ford Motor Credit Co LLC	2.375	03/12/19	6,548
13,600,000		Ford Motor Credit Co LLC	3.157	08/04/20	13,585
13,600,000		Ford Motor Credit Co LLC	4.134	08/04/25	13,544
4,050,000		General Electric Capital Corp	2.200	01/09/20	4,096
23,329,000		General Electric Capital Corp	3.100	01/09/23	23,861
5,000,000		General Electric Capital Corp	5.875	01/14/38	6,244
375,000		General Electric Capital Corp	6.875	01/10/39	525
9,650,000		General Motors Financial Co, Inc	3.200	07/13/20	9,533
3,900,000		General Motors Financial Co, Inc	4.375	09/25/21	3,977
5,000,000		General Motors Financial Co, Inc	3.450	04/10/22	4,796
11,075,000		Goldman Sachs Group, Inc	2.375	01/22/18	11,220
7,800,000		Goldman Sachs Group, Inc	3.625	01/22/23	7,906
13,575,000		Goldman Sachs Group, Inc	3.500	01/23/25	13,371
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	3,695
7,675,000		Goldman Sachs Group, Inc	4.800	07/08/44	7,785
10,550,000		Goldman Sachs Group, Inc	5.150	05/22/45	10,361
5,425,000	g	Hyundai Capital America	2.600	03/19/20	5,398
2,750,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	2,835
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,425,000		Icahn Enterprises LP	4.875%	03/15/19	$1,427
1,725,000		Icahn Enterprises LP	5.875	02/01/22	1,736
4,800,000	g	ICICI Bank Ltd	3.500	03/18/20	4,847
9,250,000		International Lease Finance Corp	5.750	05/15/16	9,389
8,400,000		International Lease Finance Corp	3.875	04/15/18	8,379
3,200,000		International Lease Finance Corp	5.875	04/01/19	3,365
5,000,000		International Lease Finance Corp	5.875	08/15/22	5,325
1,625,000		Legg Mason, Inc	2.700	07/15/19	1,635
2,400,000		Legg Mason, Inc	3.950	07/15/24	2,408
7,870,000	g	Lukoil International Finance BV	3.416	04/24/18	7,555
21,500,000		Morgan Stanley	1.875	01/05/18	21,549
8,825,000		Morgan Stanley	2.650	01/27/20	8,867
19,950,000		Morgan Stanley	2.800	06/16/20	20,094
9,475,000		Morgan Stanley	3.750	02/25/23	9,684
24,800,000		Morgan Stanley	3.700	10/23/24	24,928
9,300,000		Morgan Stanley	4.000	07/23/25	9,509
8,000,000		Morgan Stanley	4.350	09/08/26	8,045
7,000,000		Morgan Stanley	3.950	04/23/27	6,745
7,750,000		Morgan Stanley	6.375	07/24/42	9,590
3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	4,752
6,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	6,615
5,000,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	4,968
4,000,000	g	Reliance Holdings USA	4.500	10/19/20	4,283
46,254,211		Tagua Leasing LLC	1.900	07/12/24	46,183
2,075,000		Textron, Inc	3.875	03/01/25	2,081
6,800,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	6,813
15,000,000		Unilever Capital Corp	2.100	07/30/20	15,064
3,375,000		Unilever Capital Corp	3.100	07/30/25	3,431
20,375,000		Wells Fargo & Co	3.550	09/29/25	20,400
17,000,000		Wells Fargo & Co	4.300	07/22/27	17,334
6,650,000		Wells Fargo & Co	3.900	05/01/45	6,130
		TOTAL DIVERSIFIED FINANCIALS			657,264

ENERGY - 2.2%
7,950,000		Anadarko Petroleum Corp	5.950	09/15/16	8,262
2,445,000		Anadarko Petroleum Corp	6.950	06/15/19	2,759
6,650,000		Ashland, Inc	4.750	08/15/22	6,193
16,500,000		BP Capital Markets plc	1.375	05/10/18	16,384
13,300,000		BP Capital Markets plc	2.315	02/13/20	13,350
3,000,000		California Resources Corp	5.000	01/15/20	1,929
2,080,000		California Resources Corp	6.000	11/15/24	1,248
6,250,000		Chevron Corp	2.355	12/05/22	6,046
8,395,000		Cimarex Energy Co	4.375	06/01/24	8,177
5,475,000		Concho Resources, Inc	5.500	04/01/23	5,201
2,075,000		Continental Resources, Inc	5.000	09/15/22	1,816
1,750,000		Dynegy, Inc	6.750	11/01/19	1,754
5,000,000		Ecopetrol S.A.	5.375	06/26/26	4,363
1,000,000		Ecopetrol S.A.	5.875	05/28/45	755
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,484
8,300,000		Energy Transfer Equity LP	5.500	06/01/27	6,889
10,450,000		Enterprise Products Operating LLC	3.750	02/15/25	9,988
7,500,000		Enterprise Products Operating LLC	5.100	02/15/45	6,850
2,250,000		Exterran Partners LP	6.000	10/01/22	1,884
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,739,000		Husky Energy, Inc	3.950%	04/15/22	$2,646
1,900,000	g	Indo Energy Finance II BV	6.375	01/24/23	798
1,000,000	g	KMG Finance Sub BV	6.375	04/09/21	979
5,530,000		Marathon Petroleum Corp	3.500	03/01/16	5,586
850,000		Marathon Petroleum Corp	3.625	09/15/24	822
4,240,000		MarkWest Energy Partners LP	5.500	02/15/23	4,108
3,950,000		Noble Energy, Inc	3.900	11/15/24	3,675
1,850,000		Noble Energy, Inc	5.250	11/15/43	1,645
3,050,000		Noble Holding International Ltd	4.000	03/16/18	2,889
6,000,000		Noble Holding International Ltd	3.950	03/15/22	4,515
10,850,000		ONE Gas, Inc	2.070	02/01/19	10,857
3,500,000		ONE Gas, Inc	3.610	02/01/24	3,620
800,000		Pemex Project Funding Master Trust	5.750	03/01/18	846
3,900,000		Pemex Project Funding Master Trust	6.625	06/15/35	3,656
2,000,000	g	Pertamina Persero PT	4.875	05/03/22	1,900
1,300,000	g	Pertamina Persero PT	4.300	05/20/23	1,186
1,850,000	i	Petrobras Global Finance BV	1.953	05/20/16	1,744
2,000,000		Petrobras Global Finance BV	3.250	03/17/17	1,765
2,000,000	i	Petrobras Global Finance BV	2.429	01/15/19	1,380
7,800,000		Petrobras Global Finance BV	4.875	03/17/20	5,714
810,000		Petrobras Global Finance BV	4.375	05/20/23	529
8,850,000		Petrobras Global Finance BV	6.250	03/17/24	6,461
3,000,000		Petrobras International Finance Co	3.500	02/06/17	2,666
4,350,000		Petroleos Mexicanos	3.500	07/18/18	4,398
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,277
1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,491
15,000,000		Petroleos Mexicanos	1.950	12/20/22	15,116
8,025,000		Petroleos Mexicanos	2.000	12/20/22	8,102
2,250,000	g	Petroleos Mexicanos	4.500	01/23/26	2,074
2,180,000		Petroleos Mexicanos	5.500	06/27/44	1,749
2,041,667		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	1,965
5,775,000		Phillips 66	4.875	11/15/44	5,569
614,000		Pioneer Natural Resources Co	7.500	01/15/20	706
10,575,000		Plains All American Pipeline LP	3.600	11/01/24	9,902
2,674,000		Precision Drilling Trust	6.625	11/15/20	2,333
1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,150
3,335,000		Range Resources Corp	5.000	08/15/22	2,951
1,425,000		Regency Energy Partners LP	5.875	03/01/22	1,461
2,300,000		Sabine Pass LNG LP	6.500	11/01/20	2,225
6,000,000		Shell International Finance BV	2.375	08/21/22	5,791
4,900,000		Southwestern Energy Co	4.050	01/23/20	4,872
1,133,000		Southwestern Energy Co	4.100	03/15/22	1,025
6,650,000		Southwestern Energy Co	4.950	01/23/25	5,918
2,075,000		Statoil ASA	1.200	01/17/18	2,064
5,300,000		Statoil ASA	2.450	01/17/23	5,054
8,875,000		Statoil ASA	4.250	11/23/41	8,753
3,500,000		Talisman Energy, Inc	3.750	02/01/21	3,301
2,000,000	g	Targa Resources Partners LP	5.000	01/15/18	1,905
2,000,000		Tesoro Corp	5.125	04/01/24	1,960
1,000,000		Total Capital International S.A.	1.000	01/10/17	1,000
3,400,000		TransCanada PipeLines Ltd	5.850	03/15/36	3,677
2,750,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	2,320
800,000	g	Ultra Petroleum Corp	5.750	12/15/18	576
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,750,000	g	Ultra Petroleum Corp	6.125%	10/01/24	$1,568
1,000,000		Vale Overseas Ltd	4.375	01/11/22	885
2,760,000		Vale Overseas Ltd	6.875	11/21/36	2,191
2,490,000		Whiting Petroleum Corp	5.750	03/15/21	2,155
1,050,000		WPX Energy, Inc	7.500	08/01/20	961
850,000		WPX Energy, Inc	8.250	08/01/23	771
2,400,000		WPX Energy, Inc	5.250	09/15/24	1,932
		TOTAL ENERGY			300,467

FOOD & STAPLES RETAILING - 0.6%
19,700,000		CVS Health Corp	2.800	07/20/20	20,017
8,425,000		CVS Health Corp	3.375	08/12/24	8,469
13,825,000		CVS Health Corp	3.875	07/20/25	14,257
4,900,000		Ingles Markets, Inc	5.750	06/15/23	5,035
7,300,000		Kroger Co	2.950	11/01/21	7,316
10,750,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	10,896
11,775,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	11,726
		TOTAL FOOD & STAPLES RETAILING			77,716

FOOD, BEVERAGE & TOBACCO - 1.2%
4,916,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	4,074
14,775,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	14,119
3,620,000		ConAgra Foods, Inc	3.200	01/25/23	3,467
3,000,000	g	Corp Lindley S.A.	4.625	04/12/23	2,933
9,400,000		Diageo Capital plc	2.625	04/29/23	9,060
2,435,000	g	Embotelladora Andina S.A.	5.000	10/01/23	2,592
7,600,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	7,112
6,050,000		General Mills, Inc	2.200	10/21/19	6,108
3,525,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	3,643
7,000,000	g	HJ Heinz Co	2.800	07/02/20	7,046
4,550,000	g	HJ Heinz Co	3.950	07/15/25	4,658
3,875,000	g	JM Smucker Co	3.500	03/15/25	3,853
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,502
3,075,000		Mondelez International, Inc	4.125	02/09/16	3,109
6,200,000		Mondelez International, Inc	4.000	02/01/24	6,427
680,000		PepsiCo, Inc	7.900	11/01/18	804
20,275,000		PepsiCo, Inc	3.500	07/17/25	20,812
5,100,000		PepsiCo, Inc	4.250	10/22/44	5,046
10,100,000		PepsiCo, Inc	4.600	07/17/45	10,561
2,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,034
6,850,000	g	Pernod-Ricard S.A.	4.250	07/15/22	7,115
8,800,000		Philip Morris International, Inc	3.250	11/10/24	8,793
1,600,000		Philip Morris International, Inc	6.375	05/16/38	1,995
5,450,000		Reynolds American, Inc	3.250	06/12/20	5,604
12,850,000		Reynolds American, Inc	4.450	06/12/25	13,451
3,650,000		Tyson Foods, Inc	3.950	08/15/24	3,719
2,150,000		Tyson Foods, Inc	4.875	08/15/34	2,192
		TOTAL FOOD, BEVERAGE & TOBACCO			164,829

HEALTH CARE EQUIPMENT & SERVICES - 1.1%
3,900,000		Becton Dickinson & Co	1.750	11/08/16	3,922
2,425,000		Becton Dickinson & Co	3.734	12/15/24	2,470
5,775,000		Becton Dickinson & Co	4.685	12/15/44	5,783
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,000,000		CHS/Community Health Systems	5.125%	08/01/21	$1,017
3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,838
6,850,000		Express Scripts Holding Co	3.900	02/15/22	7,062
4,000,000	g	Fresenius Medical Care Capital Trust	5.625	07/31/19	4,270
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,849
4,560,000		HCA, Inc	6.500	02/15/20	4,970
4,575,000		HCA, Inc	5.875	03/15/22	4,907
2,775,000		Laboratory Corp of America Holdings	2.625	02/01/20	2,782
4,650,000		Laboratory Corp of America Holdings	3.600	02/01/25	4,503
3,500,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	3,395
10,450,000		McKesson Corp	4.883	03/15/44	10,514
10,125,000		Medtronic, Inc	2.500	03/15/20	10,262
8,450,000		Medtronic, Inc	3.500	03/15/25	8,626
9,625,000		Medtronic, Inc	4.625	03/15/45	9,930
7,100,000		Owens & Minor, Inc	3.875	09/15/21	7,164
8,325,000		Quest Diagnostics, Inc	3.500	03/30/25	8,087
2,000,000		Tenet Healthcare Corp	4.375	10/01/21	1,950
6,125,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	6,178
2,700,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	2,715
3,100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	3,110
4,325,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	4,242
10,100,000		Zimmer Holdings, Inc	2.700	04/01/20	10,138
10,975,000		Zimmer Holdings, Inc	3.550	04/01/25	10,751
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			147,435

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
7,175,000		Clorox Co	3.800	11/15/21	7,642
4,900,000		Clorox Co	3.500	12/15/24	4,917
10,200,000		Colgate-Palmolive Co	4.000	08/15/45	10,202
4,525,000		Ecolab, Inc	1.450	12/08/17	4,503
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			27,264

INSURANCE - 2.2%
1,925,000		Aetna, Inc	6.625	06/15/36	2,377
6,200,000		Allstate Corp	3.150	06/15/23	6,266
6,200,000		Allstate Corp	4.500	06/15/43	6,239
7,825,000		American International Group, Inc	2.300	07/16/19	7,888
16,425,000		American International Group, Inc	4.500	07/16/44	16,137
6,600,000		American International Group, Inc	4.800	07/10/45	6,742
19,230,000		Children’s Hospital Medic	4.268	05/15/44	18,730
3,750,000		Chubb Corp	6.000	05/11/37	4,593
1,390,000		Cigna Corp	5.125	06/15/20	1,552
6,900,000		Cigna Corp	4.500	03/15/21	7,415
4,900,000		Cigna Corp	3.250	04/15/25	4,726
21,975,000	g	Five Corners Funding Trust	4.419	11/15/23	22,992
2,800,000		Lincoln National Corp	7.000	06/15/40	3,600
2,200,000	g,i	Merna Reinsurance IV Ltd	2.480	04/08/16	2,199
7,675,000		MetLife, Inc	6.750	06/01/16	7,978
2,000,000		MetLife, Inc	4.368	09/15/23	2,150
10,000,000		MetLife, Inc	3.000	03/01/25	9,693
9,500,000		MetLife, Inc	4.721	12/15/44	9,828
11,050,000		MetLife, Inc	4.050	03/01/45	10,335
6,600,000	i	MetLife, Inc	5.250	12/30/49	6,550
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,825,000		Principal Financial Group, Inc	1.850%	11/15/17	$2,843
5,000,000		Progressive Corp	3.750	08/23/21	5,345
8,050,000		Prudential Financial, Inc	7.375	06/15/19	9,479
8,000,000		Prudential Financial, Inc	5.400	06/13/35	8,794
7,775,000		Prudential Financial, Inc	5.100	08/15/43	8,249
4,025,000	i	Prudential Financial, Inc	5.200	03/15/44	3,955
13,150,000	i	Prudential Financial, Inc	5.375	05/15/45	13,051
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,668
2,425,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	2,364
6,100,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	5,827
4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,701
7,875,000		UnitedHealth Group, Inc	0.850	10/15/15	7,876
13,600,000		UnitedHealth Group, Inc	2.700	07/15/20	13,917
6,650,000		UnitedHealth Group, Inc	3.750	07/15/25	6,877
13,600,000		UnitedHealth Group, Inc	4.750	07/15/45	14,370
6,750,000		WellPoint, Inc	3.125	05/15/22	6,683
7,850,000		WellPoint, Inc	4.625	05/15/42	7,739
7,000,000		Willis Group Holdings plc	4.125	03/15/16	7,086
2,400,000		WR Berkley Corp	5.375	09/15/20	2,676
		TOTAL INSURANCE			293,490

MATERIALS - 1.6%
6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,196
675,000		Alcoa, Inc	5.125	10/01/24	636
5,900,000	g	Anglo American Capital plc	3.625	05/14/20	5,148
4,750,000	g	Anglo American Capital plc	4.875	05/14/25	3,805
1,365,000		Ball Corp	5.000	03/15/22	1,368
9,675,000		Barrick Gold Corp	4.100	05/01/23	8,655
3,417,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	3,458
2,500,000	g,h	Blue Cube Spinco, Inc	9.750	10/15/23	2,600
1,425,000	g,h	Blue Cube Spinco, Inc	10.000	10/15/25	1,480
1,300,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	1,278
2,300,000	g	Cemex Finance LLC	6.000	04/01/24	2,093
200,000	g	Cemex SAB de C.V.	6.125	05/05/25	182
3,175,000		CF Industries, Inc	7.125	05/01/20	3,733
3,550,000		Corning, Inc	1.450	11/15/17	3,551
800,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	800
1,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	1,590
1,475,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	1,350
2,400,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	2,305
1,275,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875	11/04/44	1,077
6,645,000		Crown Americas LLC	6.250	02/01/21	6,886
1,390,000		Crown Americas LLC	4.500	01/15/23	1,366
7,850,000		Dow Chemical Co	3.500	10/01/24	7,510
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,117
5,450,000		Eastman Chemical Co	3.800	03/15/25	5,322
6,000,000		EI du Pont de Nemours & Co	4.625	01/15/20	6,585
3,400,000		Fibria Overseas Finance Ltd	5.250	05/12/24	3,273
8,775,000	g	Georgia-Pacific LLC	2.539	11/15/19	8,819
5,375,000	g	Glencore Funding LLC	2.125	04/16/18	4,623
950,000	g	Glencore Funding LLC	2.500	01/15/19	810
21,000,000	g	Glencore Funding LLC	2.875	04/16/20	16,800
6,450,000	g	Glencore Funding LLC	4.625	04/29/24	4,838
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,650,000	g	Glencore Funding LLC	4.000%	04/16/25	$5,137
1,825,000	g	GTL Trade Finance, Inc	5.893	04/29/24	1,501
19,093,000		International Paper Co	4.750	02/15/22	20,626
3,650,000		International Paper Co	4.800	06/15/44	3,371
2,800,000	g	Klabin Finance S.A.	5.250	07/16/24	2,478
3,000,000		LyondellBasell Industries NV	5.000	04/15/19	3,235
5,425,000		LyondellBasell Industries NV	4.625	02/26/55	4,616
1,400,000	g	Mexichem SAB de C.V.	5.875	09/17/44	1,183
3,000,000		Monsanto Co	2.200	07/15/22	2,778
2,300,000		Monsanto Co	4.200	07/15/34	2,097
6,840,000		Nucor Corp	4.000	08/01/23	6,973
3,800,000	g	OCP S.A.	5.625	04/25/24	3,876
2,860,000	g	Owens-Brockway Glass Container, Inc	5.375	01/15/25	2,746
3,150,000		Packaging Corp of America	3.650	09/15/24	3,125
4,550,000		Rio Tinto Finance USA plc	2.250	12/14/18	4,524
5,000,000		Rock Tenn Co	3.500	03/01/20	5,176
3,000,000		Rock Tenn Co	4.000	03/01/23	3,080
5,066,083	g	Samarco Mineracao S.A.	5.375	09/26/24	4,173
665,000	g	Sealed Air Corp	6.500	12/01/20	728
1,370,000	g	Sealed Air Corp	5.250	04/01/23	1,373
1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,587
4,625,000		Teck Resources Ltd	2.500	02/01/18	3,723
3,200,000		Teck Resources Ltd	3.750	02/01/23	1,952
1,940,000		Teck Resources Ltd	6.000	08/15/40	1,067
3,950,000		Teck Resources Ltd	5.200	03/01/42	2,182
2,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,925
2,050,000		Vale S.A.	5.625	09/11/42	1,426
		TOTAL MATERIALS			216,912

MEDIA - 1.8%
6,750,000		CBS Corp	2.300	08/15/19	6,696
3,500,000		CBS Corp	4.000	01/15/26	3,443
3,450,000		CBS Corp	4.600	01/15/45	3,039
11,150,000	g	CCO Safari II LLC	3.579	07/23/20	11,069
8,295,000	g	CCO Safari II LLC	4.464	07/23/22	8,295
13,900,000	g	CCO Safari II LLC	4.908	07/23/25	13,839
1,000,000		Cinemark USA, Inc	5.125	12/15/22	980
4,275,000		Cinemark USA, Inc	4.875	06/01/23	4,093
26,000,000		Comcast Corp	4.250	01/15/33	25,790
6,600,000		Comcast Corp	4.600	08/15/45	6,751
8,800,000		DIRECTV Holdings LLC	4.450	04/01/24	9,038
2,775,000		DISH DBS Corp	5.125	05/01/20	2,574
2,050,000		DISH DBS Corp	5.000	03/15/23	1,717
2,430,000	g	Gannett Co, Inc	4.875	09/15/21	2,381
2,925,000	g	Gannett Co, Inc	5.500	09/15/24	2,845
825,000		Grupo Televisa S.A.	6.000	05/15/18	898
2,675,000		Grupo Televisa SAB	5.000	05/13/45	2,416
1,850,000		Lamar Media Corp	5.875	02/01/22	1,922
2,000,000		Lamar Media Corp	5.000	05/01/23	1,970
2,000,000		Lamar Media Corp	5.375	01/15/24	2,020
7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,277
7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,719
10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,256
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,035,000		Nielsen Finance LLC	4.500%	10/01/20	$8,055
4,650,000		Outfront Media Capital LLC	5.250	02/15/22	4,638
6,600,000		Scripps Networks Interactive, Inc	2.800	06/15/20	6,534
3,275,000	g	Sky plc	2.625	09/16/19	3,296
3,500,000		Starz LLC	5.000	09/15/19	3,482
5,675,000		Time Warner Cable, Inc	5.875	11/15/40	5,404
4,075,000		Time Warner Cable, Inc	4.500	09/15/42	3,223
20,550,000		Time Warner, Inc	2.100	06/01/19	20,568
19,575,000		Time Warner, Inc	3.600	07/15/25	19,220
3,825,000		Time Warner, Inc	6.500	11/15/36	4,446
7,100,000		Time Warner, Inc	4.650	06/01/44	6,778
1,600,000	g	Time, Inc	5.750	04/15/22	1,500
7,000,000	g	Univision Communications, Inc	5.125	05/15/23	6,650
5,400,000		Viacom, Inc	2.500	12/15/16	5,461
3,000,000		Viacom, Inc	3.500	04/01/17	3,075
7,375,000		Viacom, Inc	5.850	09/01/43	6,850
1,525,000	g	Virgin Media Finance plc	6.000	10/15/24	1,468
		TOTAL MEDIA			247,676

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
16,950,000		AbbVie, Inc	2.500	05/14/20	16,858
3,700,000		Actavis Funding SCS	3.000	03/12/20	3,704
5,900,000		Actavis Funding SCS	3.800	03/15/25	5,708
4,600,000		Amgen, Inc	2.200	05/22/19	4,614
6,600,000		Amgen, Inc	4.400	05/01/45	6,063
7,500,000		Biogen, Inc	2.900	09/15/20	7,560
7,450,000		Celgene Corp	2.875	08/15/20	7,518
11,575,000		Celgene Corp	3.875	08/15/25	11,582
1,100,000	g	Endo Finance LLC	6.000	02/01/25	1,074
3,575,000		Gilead Sciences, Inc	2.350	02/01/20	3,595
13,600,000		Gilead Sciences, Inc	2.550	09/01/20	13,686
7,975,000		Gilead Sciences, Inc	3.700	04/01/24	8,164
6,750,000		Gilead Sciences, Inc	3.650	03/01/26	6,773
3,140,000		Life Technologies Corp	3.500	01/15/16	3,160
3,725,000		Mylan, Inc	2.550	03/28/19	3,670
2,925,000		Perrigo Co plc	4.000	11/15/23	2,909
12,200,000		Perrigo Finance plc	3.500	12/15/21	12,047
9,725,000		Perrigo Finance plc	3.900	12/15/24	9,582
2,850,000		Perrigo Finance plc	4.900	12/15/44	2,709
13,850,000	g	Roche Holdings, Inc	2.250	09/30/19	14,063
8,000,000	g	Roche Holdings, Inc	3.350	09/30/24	8,199
1,675,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	1,587
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			154,825

REAL ESTATE - 1.1%
2,310,000		AMB Property LP	4.500	08/15/17	2,424
5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,461
4,500,000		Brixmor Operating Partnership LP	3.875	08/15/22	4,541
5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	5,659
3,965,000		Camden Property Trust	4.625	06/15/21	4,279
3,000,000		Camden Property Trust	2.950	12/15/22	2,911
5,175,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	5,351
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	7,196
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,460,000		Developers Diversified Realty Corp	7.875%	09/01/20	$4,227
2,075,000		Equinix, Inc	4.875	04/01/20	2,111
2,250,000		Equinix, Inc	5.375	01/01/22	2,239
2,750,000		Equity One, Inc	3.750	11/15/22	2,694
2,754,000		Essex Portfolio LP	3.375	01/15/23	2,746
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,110
1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,591
6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	6,415
3,700,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	3,701
3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,480
1,600,000		Highwoods Realty LP	5.850	03/15/17	1,703
9,205,000		Kilroy Realty LP	3.800	01/15/23	9,164
3,050,000		Kilroy Realty LP	4.375	10/01/25	3,079
6,400,000		Liberty Property LP	4.125	06/15/22	6,558
3,600,000		Mid-America Apartments LP	4.300	10/15/23	3,698
5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,426
3,600,000		National Retail Properties, Inc	3.800	10/15/22	3,650
5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,281
225,000		Regency Centers LP	5.875	06/15/17	240
7,225,000		Regency Centers LP	3.900	11/01/25	7,285
3,040,000		Simon Property Group LP	10.350	04/01/19	3,823
1,255,000	g	Trust F	5.250	12/15/24	1,283
4,100,000		Ventas Realty LP	4.125	01/15/26	4,135
1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,157
4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,717
3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,142
3,950,000		Weingarten Realty Investors	3.850	06/01/25	3,919
8,675,000		Welltower, Inc	4.000	06/01/25	8,676
		TOTAL REAL ESTATE			147,072

RETAILING - 0.3%
4,150,000		AutoNation, Inc	3.350	01/15/21	4,195
4,425,000		AutoZone, Inc	3.250	04/15/25	4,342
2,500,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	1,922
8,725,000		Home Depot, Inc	3.350	09/15/25	8,889
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,556
8,315,000		O’Reilly Automotive, Inc	4.625	09/15/21	8,985
4,550,000		O’Reilly Automotive, Inc	3.800	09/01/22	4,661
2,475,000		QVC, Inc	5.125	07/02/22	2,545
4,400,000		QVC, Inc	4.375	03/15/23	4,279
2,725,000		Tiffany & Co	3.800	10/01/24	2,694
		TOTAL RETAILING			46,068

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
6,910,000		Intel Corp	2.450	07/29/20	7,002
11,600,000		Intel Corp	3.700	07/29/25	11,918
6,900,000		Intel Corp	4.900	07/29/45	7,144
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			26,064

SOFTWARE & SERVICES - 0.5%
3,000,000		Baidu, Inc	3.000	06/30/20	2,980
11,500,000		Fidelity National Information Services, Inc	5.000	03/15/22	12,019
6,800,000		Fiserv, Inc	2.700	06/01/20	6,854
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,675,000		Microsoft Corp	3.500%	02/12/35	$6,210
3,075,000		NCR Corp	4.625	02/15/21	2,944
525,000		NCR Corp	5.875	12/15/21	514
1,650,000	g	Open Text Corp	5.625	01/15/23	1,637
16,625,000		Oracle Corp	2.500	05/15/22	16,385
10,800,000		Oracle Corp	2.950	05/15/25	10,534
6,600,000		Oracle Corp	4.125	05/15/45	6,231
900,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	845
		TOTAL SOFTWARE & SERVICES			67,153

TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
3,475,000		Amphenol Corp	3.125	09/15/21	3,513
1,975,000		CC Holdings GS V LLC	2.381	12/15/17	1,989
625,000	g	CommScope, Inc	4.375	06/15/20	620
1,600,000	g	CommScope, Inc	5.000	06/15/21	1,564
2,600,000	g	CommScope, Inc	5.500	06/15/24	2,483
2,962,000		Flextronics International Ltd	4.625	02/15/20	3,051
38,125,000		General Electric Co	0.850	10/09/15	38,127
3,300,000		General Electric Co	5.250	12/06/17	3,574
15,359,000		General Electric Co	2.700	10/09/22	15,403
4,075,000		General Electric Co	4.125	10/09/42	4,023
10,100,000		Hewlett-Packard Co	2.750	01/14/19	10,313
3,625,000		Hewlett-Packard Co	3.750	12/01/20	3,748
6,225,000	g,h	Hewlett-Packard Enterprise Co	3.600	10/15/20	6,223
6,800,000	g,h	Hewlett-Packard Enterprise Co	4.900	10/15/25	6,781
1,840,000	g	International Game Technology	5.625	02/15/20	1,785
1,610,000	g	International Game Technology	6.250	02/15/22	1,497
1,610,000	g	International Game Technology	6.500	02/15/25	1,449
13,825,000	g	Keysight Technologies, Inc	4.550	10/30/24	13,471
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,122
1,075,000	g	Millicom International Cellular S.A.	6.000	03/15/25	970
3,125,000	g	NXP BV	3.750	06/01/18	3,133
6,650,000		QUALCOMM, Inc	3.450	05/20/25	6,282
5,000,000		Scientific Games International, Inc	6.250	09/01/20	3,588
8,000,000		Seagate HDD Cayman	4.750	06/01/23	7,857
5,625,000		Seagate HDD Cayman	4.750	01/01/25	5,387
7,450,000	g	Seagate HDD Cayman	4.875	06/01/27	6,933
525,000	g	Sensata Technologies BV	5.625	11/01/24	524
5,050,000		Tyco Electronics Group S.A.	2.375	12/17/18	5,103
6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,840
1,425,000	g	Zebra Technologies Corp	7.250	10/15/22	1,518
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			169,871

TELECOMMUNICATION SERVICES - 2.0%
4,600,000	g	Alibaba Group Holding Ltd	2.500	11/28/19	4,514
4,350,000		American Tower Corp	3.500	01/31/23	4,192
21,350,000		AT&T, Inc	1.400	12/01/17	21,239
9,650,000		AT&T, Inc	2.450	06/30/20	9,518
8,200,000		AT&T, Inc	2.625	12/01/22	7,821
12,100,000		AT&T, Inc	3.400	05/15/25	11,554
12,875,000		AT&T, Inc	4.500	05/15/35	11,807
4,525,000		AT&T, Inc	4.750	05/15/46	4,149
4,400,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	4,640
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,250,000	g	Bharti Airtel Ltd	4.375%	06/10/25	$2,245
5,525,000		British Telecommunications plc	1.625	06/28/16	5,547
4,000,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	4,054
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,721
3,625,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	3,598
1,500,000	g	ENTEL Chile S.A.	4.875	10/30/24	1,493
4,900,000	g	ENTEL Chile S.A.	4.750	08/01/26	4,714
2,025,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	1,666
3,500,000	g	Oi S.A.	5.750	02/10/22	1,627
3,950,000		Orange S.A.	5.500	02/06/44	4,305
2,050,000	g	SES	3.600	04/04/23	2,069
825,000		Sprint Corp	7.250	09/15/21	675
1,000,000	g	Telecom Italia S.p.A	5.303	05/30/24	977
11,100,000		Telefonica Emisiones SAU	3.992	02/16/16	11,216
11,850,000		Telefonica Emisiones SAU	4.570	04/27/23	12,396
2,325,000		T-Mobile USA, Inc	6.375	03/01/25	2,220
21,000,000		Verizon Communications, Inc	0.700	11/02/15	21,004
19,967,000		Verizon Communications, Inc	2.625	02/21/20	20,088
9,275,000		Verizon Communications, Inc	3.450	03/15/21	9,520
5,625,000		Verizon Communications, Inc	4.150	03/15/24	5,820
20,500,000		Verizon Communications, Inc	4.400	11/01/34	19,083
25,920,000		Verizon Communications, Inc	4.272	01/15/36	23,465
549,000		Verizon Communications, Inc	6.000	04/01/41	599
10,550,000		Verizon Communications, Inc	3.850	11/01/42	8,748
13,623,000		Verizon Communications, Inc	5.012	08/21/54	12,460
5,321,000		Verizon Communications, Inc	4.672	03/15/55	4,585
1,250,000	g	VimpelCom Holdings BV	5.950	02/13/23	1,138
		TOTAL TELECOMMUNICATION SERVICES			270,467

TRANSPORTATION - 1.1%
2,600,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	2,580
6,125,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	6,165
5,850,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	5,913
5,730,000	g	Asciano Finance Ltd	5.000	04/07/18	6,075
1,000,000	g	Bombardier, Inc	5.500	09/15/18	865
1,075,000	g	Bombardier, Inc	4.750	04/15/19	865
4,500,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	4,416
9,200,000		Canadian Pacific Railway Co	2.900	02/01/25	8,691
3,125,000		Canadian Pacific Railway Co	4.800	08/01/45	3,132
3,000,000		CSX Corp	4.100	03/15/44	2,730
3,900,000	g	ERAC USA Finance LLC	3.300	10/15/22	3,896
4,150,000	g	ERAC USA Finance LLC	5.625	03/15/42	4,453
4,350,000		FedEx Corp	2.300	02/01/20	4,370
5,400,000		FedEx Corp	3.200	02/01/25	5,241
4,500,000		FedEx Corp	4.100	02/01/45	4,079
6,311,000		GATX Corp	1.250	03/04/17	6,278
7,150,000		GATX Corp	2.500	07/30/19	7,156
4,425,000		GATX Corp	3.250	03/30/25	4,187
5,900,000		GATX Corp	5.200	03/15/44	6,060
6,650,000		GATX Corp	4.500	03/30/45	5,882
17,344,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	17,045
9,075,000		Kansas City Southern Railway Co	4.950	08/15/45	9,154
3,750,000	g	Latam Airlines Group S.A.	7.250	06/09/20	3,319
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,950,000		Norfolk Southern Corp	4.450%	06/15/45	$9,620
2,625,000		Northrop Grumman Corp	1.750	06/01/18	2,617
2,975,000		Southwest Airlines Co	2.750	11/06/19	3,032
3,500,000	g	TTX Co	3.600	01/15/25	3,539
4,900,000		United Parcel Service, Inc	3.625	10/01/42	4,666
		TOTAL TRANSPORTATION			146,026

UTILITIES - 3.1%
1,250,000	i	AES Corp	3.324	06/01/19	1,187
6,225,000		AES Corp	4.875	05/15/23	5,462
1,500,000		AES Corp	5.500	03/15/24	1,330
5,150,000		Alabama Power Co	3.550	12/01/23	5,325
3,475,000		Alabama Power Co	4.150	08/15/44	3,349
15,000,000		American Electric Power Co, Inc	1.650	12/15/17	14,954
6,000,000		American Electric Power Co, Inc	2.950	12/15/22	5,828
5,850,000		AmeriGas Finance LLC	3.750	05/01/21	5,806
2,000,000		AmeriGas Finance LLC	7.000	05/20/22	2,050
3,000,000		AmeriGas Partners LP	6.250	08/20/19	3,030
5,500,000		Atmos Energy Corp	8.500	03/15/19	6,590
8,350,000		Atmos Energy Corp	4.125	10/15/44	7,911
2,500,000	g	Autoridad del Canal de Panama	4.950	07/29/35	2,477
4,800,000		Berkshire Hathaway Energy Co	3.500	02/01/25	4,829
6,225,000		Black Hills Corp	4.250	11/30/23	6,560
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,291
2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,273
3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,931
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,248
5,000,000	g	CEZ AS.	4.250	04/03/22	5,262
2,500,000		CMS Energy Corp	5.050	02/15/18	2,699
4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,075
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,086
3,000,000		Connecticut Light & Power Co	4.300	04/15/44	3,079
9,050,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	8,585
3,300,000		Dominion Gas Holdings LLC	3.600	12/15/24	3,287
5,775,000		Dominion Gas Holdings LLC	4.600	12/15/44	5,499
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,538
1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,536
4,575,000		Duke Energy Progress, Inc	4.150	12/01/44	4,606
7,100,000	g,i	Electricite de France	5.625	12/30/49	7,015
3,000,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	2,827
4,000,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	3,757
7,675,000		Exelon Corp	3.950	06/15/25	7,750
5,525,000		Exelon Corp	5.100	06/15/45	5,646
2,250,000		Ferrellgas Partners LP	6.500	05/01/21	2,104
2,750,000		Ferrellgas Partners LP	6.750	01/15/22	2,558
6,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	6,387
2,000,000		Florida Power Corp	6.400	06/15/38	2,626
3,000,000		Georgia Power Co	5.400	06/01/40	3,230
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,782
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,929
1,350,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,423
3,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	3,184
1,300,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,326
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,000,000	g	Kansas Gas & Electric	6.700%	06/15/19	$1,164
625,000	g	KazMunayGas National Co JSC	4.400	04/30/23	525
3,725,000	g	KazMunayGas National Co JSC	4.875	05/07/25	3,129
2,825,000		Kinder Morgan, Inc	9.000	02/01/19	3,337
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,534
2,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	2,501
5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,226
12,500,000		Mercy Health	3.382	11/01/25	12,361
9,800,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	9,693
8,250,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	8,043
3,800,000		MPLX LP	4.000	02/15/25	3,487
2,800,000		Nevada Power Co	6.500	08/01/18	3,159
3,335,000		Nevada Power Co	5.450	05/15/41	3,856
3,500,000		NiSource Finance Corp	4.800	02/15/44	3,622
3,375,000		Northeast Utilities	1.450	05/01/18	3,348
2,000,000		NRG Energy, Inc	6.250	05/01/24	1,765
7,800,000		NSTAR Electric Co	4.400	03/01/44	8,045
2,500,000		NTPC Ltd	5.625	07/14/21	2,740
1,000,000		NTPC Ltd	4.750	10/03/22	1,043
7,100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	7,081
1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,405
8,170,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	8,189
1,325,000	g	Oncor Electric Delivery Co LLC	3.750	04/01/45	1,178
3,900,000		Pacific Gas & Electric Co	8.250	10/15/18	4,624
5,850,000		Pacific Gas & Electric Co	4.300	03/15/45	5,805
4,825,000		Pepco Holdings, Inc	2.700	10/01/15	4,825
4,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	4,247
750,000		Potomac Electric Power Co	7.900	12/15/38	1,084
6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,280
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,057
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,427
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,872
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,896
2,940,000		QEP Resources, Inc	5.375	10/01/22	2,484
5,550,000		Sempra Energy	2.875	10/01/22	5,444
15,000,000		Smith College	4.620	07/01/45	16,009
2,625,000		Southern California Edison Co	4.650	10/01/43	2,847
6,600,000		Spectra Energy Partners LP	4.500	03/15/45	5,602
2,325,000		Tampa Electric Co	4.100	06/15/42	2,288
3,250,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	3,043
3,680,000		Virginia Electric and Power Co	2.950	01/15/22	3,713
1,900,000		WEC Energy Group, Inc	3.550	06/15/25	1,931
5,075,000		Williams Partners LP	3.600	03/15/22	4,673
7,250,000		Williams Partners LP	4.500	11/15/23	6,798
6,000,000		Williams Partners LP	4.900	01/15/45	4,470
4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,044
14,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	14,183
2,890,000		Xcel Energy, Inc	4.800	09/15/41	2,988
		TOTAL UTILITIES			420,292

		TOTAL CORPORATE BONDS			4,829,605
		(Cost $4,843,538)
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
GOVERNMENT BONDS - 47.1%

AGENCY SECURITIES - 1.9%
	$13,728,444		AMAL Ltd	3.465%	08/21/21	$14,510
	5,793,687		Export Lease Ten Co LLC	1.650	05/07/25	5,685
	5,000,000		International Bank for Reconstruction & Development	0.500	04/15/16	5,006
	19,285,000		Lutheran Medical Center	1.982	02/20/30	18,781
	182,802		National Credit Union Administration	1.840	10/07/20	183
	13,636,502		Premier Aircraft Leasing	3.576	02/06/22	14,480
	15,000,000		Private Export Funding Corp (PEFCO)	2.125	07/15/16	15,182
	34,000,000		PEFCO	1.375	02/15/17	34,324
	17,000,000		PEFCO	5.450	09/15/17	18,498
	10,000,000		PEFCO	2.250	12/15/17	10,270
	5,000,000		PEFCO	4.375	03/15/19	5,471
	7,240,000		PEFCO	1.450	08/15/19	7,181
	27,750,000		PEFCO	2.250	03/15/20	28,300
	35,000,000		PEFCO	4.300	12/15/21	39,208
	30,000,000		PEFCO	2.050	11/15/22	29,247
	1,891,406		Totem Ocean Trailer Express, Inc	4.514	12/18/19	2,000
	9,000,000		Ukraine Government AID Bonds	1.844	05/16/19	9,102
	13,545,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	14,078
	3,000,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/18	3,131
			TOTAL AGENCY SECURITIES			274,637

FOREIGN GOVERNMENT BONDS - 4.9%
	2,250,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	2,143
	3,800,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	3,002
BRL	5,750,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,180
	$1,210,000		Brazilian Government International Bond	5.875	01/15/19	1,267
	5,250,000		Brazilian Government International Bond	4.250	01/07/25	4,594
	825,000		Brazilian Government International Bond	7.125	01/20/37	771
	2,000,000		Brazilian Government International Bond	5.625	01/07/41	1,620
	2,935,000		Brazilian Government International Bond	5.000	01/27/45	2,194
	5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	5,094
	1,850,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,870
	4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	3,979
	25,275,000		Canada Government International Bond	0.875	02/14/17	25,368
	5,410,000		Colombia Government International Bond	4.375	07/12/21	5,510
	1,775,000		Colombia Government International Bond	2.625	03/15/23	1,578
COP	1,666,000,000		Colombia Government International Bond	4.375	03/21/23	442
	$5,800,000		Colombia Government International Bond	4.000	02/26/24	5,620
	3,000,000		Colombia Government International Bond	4.500	01/28/26	2,917
	1,500,000		Colombia Government International Bond	6.125	01/18/41	1,485
	1,975,000		Colombia Government International Bond	5.625	02/26/44	1,842
	3,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	3,071
	5,100,000	g	Croatia Government International Bond	6.375	03/24/21	5,484
	2,325,000	g	Croatia Government International Bond	5.500	04/04/23	2,383
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,415
	$3,250,000	g	Dominican Republic International Bond	5.500	01/27/25	3,136
	4,200,000	g	Ecuador Government International Bond	10.500	03/24/20	3,150
	3,275,000	g	Egypt Government International Bond	5.875	06/11/25	3,095
	1,100,000	g	El Salvador Government International Bond	7.650	06/15/35	980
	10,000,000		European Investment Bank	2.500	04/15/21	10,427
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$3,500,000		European Investment Bank	4.875%	02/15/36	$4,406
	3,825,000		Export-Import Bank of Korea	1.250	11/20/15	3,827
	3,800,000		Export-Import Bank of Korea	2.250	01/21/20	3,792
	3,000,000		Federative Republic of Brazil	6.000	01/17/17	3,117
	2,550,000	g	Gabonese Republic	6.950	06/16/25	2,142
	3,800,000		Hungary Government International Bond	5.750	11/22/23	4,227
	40,200,000		Hydro Quebec	1.375	06/19/17	40,542
	400,000	g	Indonesia Government International Bond	4.125	01/15/25	371
	5,310,000		Italy Government International Bond	6.875	09/27/23	6,738
	1,900,000	g,i	Ivory Coast Government International Bond	5.750	12/31/32	1,645
	4,000,000		Jamaica Government International Bond	7.875	07/28/45	4,000
	5,000,000	g	Kazakhstan Government International Bond	3.875	10/14/24	4,500
	2,000,000	g	Kazakhstan Government International Bond	6.500	07/21/45	1,878
	18,750,000		KFW	2.625	01/25/22	19,657
	4,500,000	g	Kommunalbanken AS.	1.375	06/08/17	4,542
	5,800,000	g,i	Kommunalbanken AS.	0.513	02/20/18	5,817
	7,700,000	g	Kommunalbanken AS.	1.625	01/15/20	7,704
	2,600,000	g	Kommunalbanken AS.	2.125	02/11/25	2,545
	5,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	5,106
	2,400,000		Korea Development Bank	1.500	01/22/18	2,382
	2,600,000		Korea Development Bank	2.500	03/11/20	2,627
	6,000,000	g	Korea Housing Finance Corp	1.625	09/15/18	5,917
	5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	5,294
	6,682,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	6,547
	5,250,000	g	Lithuania Government International Bond	6.625	02/01/22	6,342
MXN	50,000,000		Mexican Bonos	7.750	12/14/17	3,180
	$1,000,000		Mexico Government International Bond	5.625	01/15/17	1,060
	7,250,000		Mexico Government International Bond	4.000	10/02/23	7,384
	2,500,000		Mexico Government International Bond	3.600	01/30/25	2,456
	1,000,000	g	Municipality Finance plc	1.750	05/21/19	1,014
NGN	485,000,000		Nigeria Government Bond	15.100	04/27/17	2,439
	$3,995,000	g	Nigeria Government International Bond	6.375	07/12/23	3,533
	43,950,000		North American Development Bank	2.400	10/26/22	43,540
	2,500,000	g	Pakistan Government International Bond	8.250	09/30/25	2,550
	1,175,000		Panama Government International Bond	5.200	01/30/20	1,268
	3,000,000		Panama Government International Bond	4.000	09/22/24	2,959
	3,500,000		Panama Government International Bond	3.750	03/16/25	3,386
	1,000,000		Peruvian Government International Bond	7.125	03/30/19	1,155
	1,250,000		Peruvian Government International Bond	6.550	03/14/37	1,434
	4,175,000		Philippine Government International Bond	4.200	01/21/24	4,577
	2,500,000		Philippine Government International Bond	5.000	01/13/37	2,871
	2,980,000		Philippine Government International Bond	3.950	01/20/40	3,013
	8,017,000		Poland Government International Bond	5.125	04/21/21	9,028
	1,000,000		Poland Government International Bond	4.000	01/22/24	1,058
	25,000,000	g	Province of Alberta Canada	1.000	06/21/17	25,068
	21,000,000		Province of British Columbia Canada	1.200	04/25/17	21,141
	15,000,000		Province of British Columbia Canada	2.000	10/23/22	14,946
	20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,883
	10,000,000		Province of Manitoba Canada	3.050	05/14/24	10,357
	20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,794
	24,000,000		Province of Ontario Canada	2.300	05/10/16	24,258
	2,250,000		Province of Quebec Canada	5.125	11/14/16	2,361
	8,835,000		Province of Quebec Canada	4.625	05/14/18	9,617
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$22,500,000		Province of Quebec Canada	3.500%	07/29/20	$24,263
	10,000,000		Province of Quebec Canada	2.750	08/25/21	10,346
	6,000,000		Province of Quebec Canada	7.500	09/15/29	8,891
	5,170,000		Republic of Angola Via Northern Lights III BV	7.000	08/16/19	4,878
	2,675,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	2,501
	3,485,000	g	Republic of Paraguay	6.100	08/11/44	3,407
	1,150,000	g	Republic of Serbia	5.875	12/03/18	1,200
	1,200,000	g	Republic of Serbia	7.250	09/28/21	1,344
	1,304,515	i	Republic of Serbia	6.750	11/01/24	1,329
	4,500,000		Republic of Turkey	7.500	07/14/17	4,854
	1,650,000		Republic of Turkey	6.000	01/14/41	1,607
	1,500,000	g	Republic of Zambia	5.375	09/20/22	1,063
	3,500,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	3,529
	3,985,000	g	Slovenia Government International Bond	5.500	10/26/22	4,475
	1,300,000	g	Socialist Republic of Vietnam	6.750	01/29/20	1,414
ZAR	121,524,000		South Africa Government Bond	8.250	09/15/17	8,925
	$1,002,000		South Africa Government International Bond	6.875	05/27/19	1,117
	3,500,000		South Africa Government International Bond	5.500	03/09/20	3,720
	2,875,000		South Africa Government International Bond	5.875	09/16/25	3,062
	2,375,000		South Africa Government International Bond	5.375	07/24/44	2,212
	4,000,000		Svensk Exportkredit AB	1.125	04/05/18	4,004
	4,000,000		Svensk Exportkredit AB	1.750	08/28/20	4,005
	12,000,000		Turkey Government International Bond	6.750	04/03/18	12,950
	4,000,000		Turkey Government International Bond	3.250	03/23/23	3,559
	7,050,000		Turkey Government International Bond	5.750	03/22/24	7,307
	2,000,000		Turkey Government International Bond	6.875	03/17/36	2,163
	4,000,000		United Mexican States	5.950	03/19/19	4,486
	1,925,000		Uruguay Government International Bond	4.500	08/14/24	1,944
	3,750,000		Uruguay Government International Bond	5.100	06/18/50	3,291
	4,715,000	g	Vietnam Government International Bond	4.800	11/19/24	4,457
	2,000,000	g	Zambia Government International Bond	8.970	07/30/27	1,580
			TOTAL FOREIGN GOVERNMENT BONDS			652,495

MORTGAGE BACKED - 23.0%
	7,904,637		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/34	8,326
	10,591,361	i	FHLMC	0.817	07/15/37	10,766
	12,972,094	i	FHLMC	0.657	09/15/42	13,093
	30,172,263		FHLMC	3.000	09/15/42	30,567
	5,935,386	i	FHLMC	0.557	10/15/42	5,953
	17,765,722	i	FHLMC	0.557	07/15/45	17,820
	63,932		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	65
	84,739		FGLMC	7.000	10/01/20	90
	16,548		FGLMC	7.000	05/01/23	18
	214,481		FGLMC	6.000	10/01/23	241
	149,559		FGLMC	6.000	11/01/23	168
	49,000,000	h	FGLMC	3.500	10/15/30	51,674
	56,000,000	h	FGLMC	3.000	11/15/30	58,166
	38,284		FGLMC	8.000	01/01/31	44
	78,905		FGLMC	7.000	12/01/31	82
	5,920		FGLMC	7.000	01/01/32	6
	53,999		FGLMC	8.000	02/01/32	55
	1,219,595		FGLMC	4.500	07/01/33	1,326
	1,580,341		FGLMC	5.500	12/01/33	1,787
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,668,803		FGLMC	5.500%	12/01/33	$2,976
7,467,966		FGLMC	7.000	12/01/33	8,860
9,238,288		FGLMC	5.000	01/01/34	10,295
3,245,591		FGLMC	4.500	10/01/34	3,512
1,610,193		FGLMC	4.500	04/01/35	1,750
2,647,051		FGLMC	7.000	05/01/35	3,143
536,778		FGLMC	5.000	02/01/36	591
11,556		FGLMC	6.500	05/01/36	13
3,167,219		FGLMC	5.000	04/01/38	3,512
2,575,307		FGLMC	5.000	07/01/39	2,827
13,473,353		FGLMC	4.500	11/01/40	14,928
15,136,948		FGLMC	4.500	12/01/40	16,718
13,716,300		FGLMC	3.500	04/01/44	14,417
23,297,981		FGLMC	4.000	08/01/44	25,199
16,864,143		FGLMC	4.000	09/01/44	18,271
5,761,182		FGLMC	4.500	10/01/44	6,414
3,201,167		FGLMC	4.500	11/01/44	3,564
2,511,709		FGLMC	4.500	11/01/44	2,797
1,999,862		FGLMC	4.500	12/01/44	2,227
1,294,284		FGLMC	4.500	12/01/44	1,420
11,976,050		FGLMC	3.500	04/01/45	12,557
30,741,736		FGLMC	3.500	07/01/45	32,090
48,252,557		FGLMC	3.500	09/01/45	50,283
31,175,000	h	FGLMC	3.500	10/01/45	32,649
30,000,000	h	FGLMC	3.000	10/15/45	30,329
107,000,000	h	FGLMC	4.000	10/15/45	113,922
459		Federal National Mortgage Association (FNMA)	6.500	04/01/16	1
42,167		FNMA	8.000	03/01/23	44
115,497		FNMA	8.000	07/01/24	138
23,408		FNMA	9.000	11/01/25	27
4,507,516	h	FNMA	3.000	01/01/30	4,701
6,009,046	h	FNMA	3.000	06/01/30	6,268
10,033,118	h	FNMA	3.000	07/01/30	10,466
21,320,579		FNMA	2.500	08/01/30	21,764
59,000,000	h	FNMA	2.500	10/25/30	60,166
27,000,000	h	FNMA	3.000	10/25/30	28,120
4,000,000	h	FNMA	3.500	10/25/30	4,226
51,000,000	h	FNMA	2.500	11/25/30	51,922
1,400,840		FNMA	6.500	07/01/32	1,625
166,568		FNMA	7.000	07/01/32	180
126,560		FNMA	7.000	07/01/32	142
439,205		FNMA	4.500	03/25/33	448
10,530,915		FNMA	5.000	06/01/33	11,660
1,281,134		FNMA	4.500	10/01/33	1,400
24,316,682		FNMA	5.000	10/01/33	26,923
9,000,000		FNMA	3.000	10/25/33	9,116
136,813		FNMA	5.000	11/01/33	152
2,675,551		FNMA	5.000	11/01/33	3,007
10,039,873		FNMA	5.500	03/01/34	11,312
48,543,508		FNMA	3.000	01/01/35	50,374
9,193,456		FNMA	5.500	02/01/35	10,346
2,260,632		FNMA	4.500	05/01/35	2,472
14,998,768		FNMA	5.000	05/01/35	16,554
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,712,381		FNMA	5.000%	10/01/35	$7,396
54,786		FNMA	6.500	03/01/37	65
3,372,179		FNMA	5.500	08/01/37	3,793
1,514,810		FNMA	6.000	09/01/37	1,738
1,491,942		FNMA	6.000	09/01/37	1,717
1,253,549		FNMA	6.500	09/01/37	1,432
1,808,293		FNMA	5.500	01/01/38	2,037
68,983		FNMA	6.500	02/01/38	79
9,319,959		FNMA	5.500	11/01/38	10,866
7,191,645		FNMA	5.500	12/01/38	8,167
175,627		FNMA	4.500	04/01/39	194
744,046		FNMA	4.000	07/01/39	803
5,445,395		FNMA	5.500	08/01/39	6,168
3,740,823		FNMA	4.500	10/01/39	4,064
354,444		FNMA	4.500	02/01/40	388
4,120,210		FNMA	4.500	06/01/40	4,481
2,185,222		FNMA	5.000	08/01/40	2,414
12,665,817		FNMA	5.000	09/01/40	13,974
3,268,424		FNMA	4.500	10/01/40	3,552
896,021		FNMA	6.000	10/01/40	1,013
748,723		FNMA	4.500	11/01/40	821
9,821,038		FNMA	4.500	11/01/40	10,656
4,897,215		FNMA	4.500	11/01/40	5,323
1,404,683		FNMA	4.500	01/01/41	1,548
1,160,886		FNMA	4.500	02/01/41	1,273
16,698,815		FNMA	5.000	05/01/41	18,451
1,207,056		FNMA	4.500	06/01/41	1,331
1,312,874		FNMA	4.500	06/01/41	1,439
998,242		FNMA	5.000	06/01/41	1,106
1,344,385		FNMA	5.000	08/01/41	1,482
16,303,889		FNMA	3.000	08/25/41	16,873
524,581		FNMA	4.500	09/01/41	570
6,091,695	h	FNMA	4.500	11/01/41	6,627
1,701,295		FNMA	4.500	12/01/41	1,865
31,365,699		FNMA	5.500	12/01/41	35,860
1,328,922		FNMA	4.500	01/01/42	1,457
7,526,100		FNMA	3.500	02/01/42	7,873
1,512,271		FNMA	4.500	03/01/42	1,667
1,360,964		FNMA	4.500	04/01/42	1,492
1,035,414		FNMA	4.500	04/01/42	1,126
11,916,197		FNMA	4.500	04/01/42	12,958
1,589,818		FNMA	4.500	06/01/42	1,744
1,236,029		FNMA	4.500	07/01/42	1,363
15,189,318	i	FNMA	0.694	08/25/42	15,307
22,583,930		FNMA	3.000	10/01/42	22,992
253,674		FNMA	3.000	10/01/42	258
248,485		FNMA	3.000	10/01/42	253
641,544		FNMA	3.000	11/01/42	653
13,998,810	i	FNMA	0.594	11/25/42	14,001
33,174,340		FNMA	3.500	11/25/42	6,214
839,135		FNMA	3.000	12/01/42	854
313,521		FNMA	3.000	12/01/42	318
25,279,684		FNMA	3.000	01/01/43	25,714
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$11,393,520		FNMA	3.000%	01/01/43	$11,587
32,163,865		FNMA	3.000	02/01/43	32,719
5,500,933		FNMA	3.000	02/01/43	5,596
847,251		FNMA	3.000	02/01/43	862
15,235,408		FNMA	3.000	02/01/43	15,499
1,647,826		FNMA	3.000	02/01/43	1,676
721,088		FNMA	3.000	02/01/43	733
149,998		FNMA	3.000	02/01/43	153
3,410,674		FNMA	3.000	03/01/43	3,462
147,816		FNMA	3.000	03/01/43	150
4,479,574		FNMA	3.000	03/01/43	4,556
284,202		FNMA	3.000	03/01/43	289
3,554,522		FNMA	3.000	03/01/43	3,615
752,285		FNMA	3.000	03/01/43	764
3,905,581		FNMA	3.000	03/01/43	3,973
869,392		FNMA	3.000	03/01/43	884
1,065,150		FNMA	3.000	03/01/43	1,083
2,058,758		FNMA	3.000	03/01/43	2,090
1,150,859		FNMA	3.000	03/01/43	1,171
9,221,059	i	FNMA	0.544	03/25/43	9,213
1,319,451		FNMA	3.000	04/01/43	1,342
64,632		FNMA	3.000	04/01/43	66
178,212		FNMA	3.000	04/01/43	181
1,519,509		FNMA	3.000	04/01/43	1,545
1,305,155		FNMA	3.000	04/01/43	1,327
2,007,620		FNMA	3.000	04/01/43	2,042
748,180		FNMA	3.000	04/01/43	762
16,416		FNMA	3.000	04/01/43	17
958,142		FNMA	3.000	04/01/43	975
246,477		FNMA	3.000	04/01/43	251
1,809,281		FNMA	3.000	05/01/43	1,840
5,431,678		FNMA	3.000	05/01/43	5,513
21,136,951		FNMA	4.000	11/01/43	22,943
10,593,109		FNMA	4.000	04/01/44	11,433
6,192,664		FNMA	4.000	06/01/44	6,683
3,365,606		FNMA	4.000	06/01/44	3,631
10,182,556		FNMA	4.500	06/01/44	11,286
3,383,864		FNMA	4.000	07/01/44	3,651
1,812,418		FNMA	4.000	07/01/44	1,956
6,115,541		FNMA	4.000	08/01/44	6,598
14,808,325		FNMA	4.000	08/01/44	15,978
2,323,810		FNMA	4.000	08/01/44	2,508
6,347,234		FNMA	4.000	08/01/44	6,848
1,616,218		FNMA	4.000	09/01/44	1,744
1,177,075		FNMA	4.000	09/01/44	1,270
7,477,177		FNMA	4.000	10/01/44	8,065
9,862,464		FNMA	4.500	10/01/44	10,933
8,220,248	h	FNMA	3.500	11/01/44	8,600
18,693,426		FNMA	4.500	11/01/44	20,718
5,436,157		FNMA	4.000	12/01/44	5,887
15,361,757		FNMA	4.000	12/01/44	16,577
6,788,146		FNMA	4.000	12/01/44	7,346
5,291,633		FNMA	4.500	12/01/44	5,866
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,585,516		FNMA	4.000%	01/01/45	$6,027
56,737,744		FNMA	4.000	01/01/45	61,612
13,706,157		FNMA	3.500	02/01/45	14,340
702,242		FNMA	3.500	03/01/45	737
1,173,802		FNMA	3.500	03/01/45	1,226
2,545,242		FNMA	4.500	03/01/45	2,822
2,735,110		FNMA	4.000	05/01/45	2,952
6,104,014		FNMA	4.000	06/01/45	6,587
48,000,000	h	FNMA	3.000	10/25/45	48,671
94,000,000	h	FNMA	3.500	10/25/45	98,091
48,000,000	h	FNMA	4.500	10/25/45	52,042
11,000,000	h	FNMA	5.000	10/25/45	12,122
56,000,000	h	FNMA	3.000	11/25/45	56,664
103,000,000	h	FNMA	3.500	11/25/45	107,253
100,000,000	h	FNMA	4.000	11/25/45	106,492
64,000,000	h	FNMA	4.500	11/25/45	69,332
159,000,000	h	FNMA	3.500	12/25/45	165,205
22,000,000	h	FNMA	5.000	12/25/45	24,206
258		Government National Mortgage Association (GNMA)	9.000	06/15/16	0	^
380		GNMA	9.000	09/15/16	0	^
952		GNMA	9.000	09/15/16	1
3,101		GNMA	9.000	11/15/16	3
2,163		GNMA	9.000	12/15/16	2
880		GNMA	9.000	12/15/16	1
6,340		GNMA	9.500	12/15/16	7
10,951		GNMA	8.000	06/15/24	12
28,386		GNMA	8.500	11/20/30	34
43,570		GNMA	8.500	12/20/30	53
832,081		GNMA	5.500	07/15/33	951
16,085,120		GNMA	3.700	10/15/33	17,375
511,296		GNMA	5.500	11/20/33	577
1,773,218		GNMA	5.500	03/20/35	2,000
901,353		GNMA	5.500	12/20/35	1,016
507,738		GNMA	6.000	10/20/36	575
536,025		GNMA	6.000	01/20/37	608
1,557,461		GNMA	6.000	02/20/37	1,765
1,146,801		GNMA	5.000	04/15/38	1,271
1,125,182		GNMA	5.500	07/15/38	1,262
1,796,518		GNMA	5.500	07/20/38	2,001
620,340		GNMA	6.000	08/20/38	697
1,091,099		GNMA	6.500	11/20/38	1,282
963,218		GNMA	2.176	05/16/39	976
2,143,485		GNMA	5.000	06/15/39	2,379
3,175,887		GNMA	5.000	06/15/39	3,569
1,613,306		GNMA	5.000	07/20/39	1,794
11,796,359		GNMA	4.500	09/20/39	13,079
12,286,057		GNMA	3.700	08/15/40	13,414
44,302,936		GNMA	3.500	10/20/42	9,322
9,643,436		GNMA	3.500	07/15/43	10,151
3,115,174		GNMA	3.500	02/15/45	3,280
8,578,228	h	GNMA	4.000	04/15/45	9,172
12,823,096	h	GNMA	4.000	04/15/45	13,730
10,850,684	h	GNMA	4.000	04/15/45	11,600
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$29,790,671	h	GNMA	4.000%	05/15/45	$31,851
56,000,000	h	GNMA	3.000	10/20/45	57,175
115,000,000	h	GNMA	3.500	10/20/45	120,256
40,000,000	h	GNMA	3.500	10/20/45	41,920
101,000,000	h	GNMA	4.000	10/20/45	107,975
113,000,000		GNMA	4.000	10/24/45	120,539
48,000,000	h	GNMA	3.500	11/20/45	50,194
61,000,000	h	GNMA	3.000	12/20/45	62,022
		TOTAL MORTGAGE BACKED			3,093,604

MUNICIPAL BONDS - 2.9%
9,685,000		Arizona School Facilities Board	0.945	09/01/16	9,684
3,270,000		California Earthquake Authority	1.194	07/01/16	3,278
3,600,000		California Earthquake Authority	1.824	07/01/17	3,622
2,025,000		City of San Antonio TX Customer Facility Charge Revenue	4.253	07/01/24	2,082
1,575,000		City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,621
10,750,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	10,802
3,500,000		Maine Municipal Bond Bank	1.708	06/01/16	3,528
2,000,000		Permanent University Fund	1.439	07/01/17	2,008
2,625,000		Permanent University Fund	1.730	07/01/18	2,657
4,720,000		Permanent University Fund	1.880	07/01/19	4,739
2,320,000		Permanent University Fund	2.258	07/01/20	2,344
2,160,000		Permanent University Fund	2.408	07/01/21	2,197
2,750,000		Permanent University Fund	2.508	07/01/22	2,799
2,855,000		Permanent University Fund	2.608	07/01/23	2,910
3,250,000		Permanent University Fund	2.708	07/01/24	3,290
2,335,000		Permanent University Fund	2.808	07/01/25	2,361
3,775,000		Permanent University Fund	2.908	07/01/26	3,810
4,000,000		Permanent University Fund	3.008	07/01/27	3,993
2,000,000		Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	2,035
1,700,000		Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	1,735
1,500,000		Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,542
1,000,000		Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	1,031
11,370,000		State of California	5.950	04/01/16	11,672
2,915,000		State of Georgia	1.750	07/01/19	2,948
3,060,000		State of Georgia	2.000	07/01/20	3,101
3,215,000		State of Georgia	2.150	07/01/21	3,258
3,905,000		State of Georgia	2.750	07/01/25	3,912
4,100,000		State of Georgia	2.850	07/01/26	4,075
4,305,000		State of Georgia	2.950	07/01/27	4,261
4,520,000		State of Georgia	3.050	07/01/28	4,473
3,245,000		State of Georgia	3.150	07/01/29	3,128
12,500,000		State of Illinois	0.750	06/15/16	12,511
19,760,000		State of Illinois	4.833	02/01/17	20,365
12,500,000		State of Illinois	1.750	06/15/17	12,607
8,000,000		State of Illinois	4.350	06/01/18	8,187
7,500,000		State of Illinois	2.000	06/15/18	7,620
7,500,000		State of Illinois	2.000	06/15/19	7,518
7,160,000		State of Illinois	5.463	02/01/20	7,675
12,500,000		State of Illinois	1.930	06/15/20	12,313
12,500,000		State of Illinois	2.250	06/15/21	12,341
10,000,000		State of Illinois	4.310	04/01/23	9,757
11,535,000		State of Illinois	4.610	04/01/25	11,204
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$9,350,000	State of Illinois	4.760%	04/01/26	$8,972
12,500,000	State of Illinois	3.150	06/15/26	12,127
13,880,000	State of Illinois	4.910	04/01/27	12,838
12,500,000	State of Illinois	3.250	06/15/27	11,997
8,115,000	State of Illinois	5.010	04/01/28	7,367
21,640,000	State of Michigan	3.600	05/15/31	21,112
22,455,000	State of Michigan	3.700	05/15/32	22,048
10,515,000	University of California	1.296	05/15/18	10,546
4,500,000	University of California	2.300	05/15/21	4,557
6,000,000	University of California	2.570	05/15/22	6,119
14,800,000	University of California	3.931	05/15/45	14,218
20,000,000	University of New Mexico	3.532	06/20/32	19,958
	TOTAL MUNICIPAL BONDS			388,853

U.S. TREASURY SECURITIES - 14.4%
22,000,000	United States Treasury Bond	6.375	08/15/27	31,712
15,185,000	United States Treasury Bond	5.250	11/15/28	20,333
49,175,000	United States Treasury Bond	5.250	02/15/29	66,051
100,686,000	United States Treasury Bond	5.375	02/15/31	139,799
65,602,000	United States Treasury Bond	4.500	02/15/36	86,043
4,500,000	United States Treasury Bond	4.750	02/15/37	6,104
12,000,000	United States Treasury Bond	3.500	02/15/39	13,541
19,135,000	United States Treasury Bond	4.375	05/15/41	24,678
16,434,000	United States Treasury Bond	3.750	08/15/41	19,298
56,375,000	United States Treasury Bond	3.625	08/15/43	64,916
31,730,000	United States Treasury Bond	3.000	05/15/45	32,495
78,000,000	United States Treasury Bond	2.875	08/15/45	78,008
18,485,000	United States Treasury Note	1.250	10/31/15	18,502
17,747,000	United States Treasury Note	0.375	11/15/15	17,752
5,900,000	United States Treasury Note	0.250	12/31/15	5,902
3,300,000	United States Treasury Note	0.375	03/15/16	3,303
23,000,000	United States Treasury Note	0.375	03/31/16	23,023
9,800,000	United States Treasury Note	2.375	03/31/16	9,906
44,410,000	United States Treasury Note	0.375	04/30/16	44,450
6,000,000	United States Treasury Note	0.500	07/31/16	6,008
10,000,000	United States Treasury Note	3.125	10/31/16	10,290
4,675,000	United States Treasury Note	0.750	01/15/17	4,692
3,900,000	United States Treasury Note	0.625	02/15/17	3,908
25,000,000	United States Treasury Note	0.625	05/31/17	25,019
99,210,000	United States Treasury Note	0.625	07/31/17	99,253
31,500,000	United States Treasury Note	0.625	08/31/17	31,499
222,865,000	United States Treasury Note	0.875	07/15/18	222,882
12,100,000	United States Treasury Note	2.250	07/31/18	12,562
28,000,000	United States Treasury Note	1.000	08/15/18	28,075
30,850,000	United States Treasury Note	1.000	09/15/18	30,923
9,966,900	United States Treasury Note	1.375	09/30/18	10,097
10,365,000	United States Treasury Note	1.750	10/31/18	10,615
145,487,000	United States Treasury Note	1.625	07/31/20	147,287
58,910,000	United States Treasury Note	1.375	09/30/20	58,901
825,000	United States Treasury Note	2.125	01/31/21	852
12,720,000	United States Treasury Note	2.000	02/28/21	13,041
3,240,000	United States Treasury Note	2.250	04/30/21	3,363
16,465,000	United States Treasury Note	2.000	05/31/21	16,861
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,730,000		United States Treasury Note	2.125%	06/30/21	$1,783
11,825,000		United States Treasury Note	2.000	08/31/21	12,089
133,872,000		United States Treasury Note	8.000	11/15/21	183,762
73,000,000		United States Treasury Note	1.750	02/28/22	73,268
1,710,000		United States Treasury Note	1.750	03/31/22	1,715
8,000,000		United States Treasury Note	1.750	04/30/22	8,018
4,565,000		United States Treasury Note	2.125	06/30/22	4,685
63,000,000		United States Treasury Note	2.000	07/31/22	64,089
106,110,000		United States Treasury Note	1.875	08/31/22	107,028
36,695,000		United States Treasury Note	2.000	08/15/25	36,518
		TOTAL U.S. TREASURY SECURITIES			1,934,899

		TOTAL GOVERNMENT BONDS			6,344,488
		(Cost $6,240,002)

STRUCTURED ASSETS - 14.6%

ASSET BACKED - 7.1%
977,291	i	ACE Securities Corp Home Equity Loan Trust	0.929	08/25/35	964
		Series - 2005 HE5 (Class M2)
13,000,000		AEP Texas Central Transition Funding LLC	1.976	06/01/21	13,189
		Series - 2012 1 (Class A2)
17,823,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	17,855
		Series - 2013 1 (Class C)
6,045,000		AmeriCredit Automobile Receivables Trust	1.790	03/08/19	6,072
		Series - 2013 2 (Class C)
18,920,000		AmeriCredit Automobile Receivables Trust	2.420	05/08/19	19,079
		Series - 2013 2 (Class D)
1,000,000		AmeriCredit Automobile Receivables Trust	1.270	07/08/19	999
		Series - 2014 4 (Class A3)
6,675,000		AmeriCredit Automobile Receivables Trust	2.720	09/09/19	6,768
		Series - 2013 4 (Class C)
15,037,000	g	AmeriCredit Automobile Receivables Trust	4.460	11/08/19	15,398
		Series - 2012 3 (Class E)
13,805,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	13,983
		Series - 2015 3 (Class D)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0^
		Series - 2006 WMC1 (Class N1)
4,965,278	i	Asset-Backed Pass-Through Certificates	1.036	01/25/35	4,743
		Series - 2004 R12 (Class M1)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.410	11/20/17	2,045
		Series - 2011 3A (Class A)
5,500,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	5,656
		Series - 2011 3A (Class B)
9,400,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	9,502
		Series - 2011 5A (Class C)
11,125,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	11,510
		Series - 2011 5A (Class B)
4,890,000	g	Avis Budget Rental Car Funding AESOP LLC	3.887	05/20/18	5,041
		Series - 2012 2A (Class B)
703,142	i	Bear Stearns Asset Backed Securities Trust	0.934	11/25/39	700
		Series - 2005 SD3 (Class 2A1)
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,900,000		Capital Auto Receivables Asset Trust	1.290%	04/20/18	$2,900
		Series - 2013 1 (Class B)
14,831,000		Capital Auto Receivables Asset Trust	1.740	10/22/18	14,889
		Series - 2013 1 (Class C)
11,525,000		Capital Auto Receivables Asset Trust	2.190	09/20/21	11,574
		Series - 0 1 (Class D)
8,000,000	g	Capital Automotive REIT	3.660	10/15/44	8,137
		Series - 2014 1A (Class A)
8,209,197	i,m	CCR, Inc	0.648	07/10/17	8,087
		Series - 2010 CX (Class C)
922,725	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	818
		Series - 2004 2 (Class 1M2)
1,211,695	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	1,208
		Series - 2002 1 (Class AF6)
9,188,597	i	Connecticut Avenue Securities	1.694	02/25/25	9,210
		Series - 2015 C01 (Class 1M1)
20,764	i	Countrywide Asset-Backed Certificates	1.014	05/25/36	21
		Series - 2004 AB2 (Class A3)
7,960,000	g	DB Master Finance LLC	3.262	02/20/45	8,006
		Series - 2015 1A (Class A2I)
6,965,000	g	DB Master Finance LLC	3.980	02/20/45	7,024
		Series - 2015 1A (Class A2II)
5,525,000	g,i	DB/UBS Mortgage Trust	5.735	11/10/46	6,160
		Series - 2011 LC1A (Class C)
112,756,544	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	116,138
		Series - 2012 1A (Class A2)
16,030,568	g	Drive Auto Receivables Trust	1.010	11/15/17	16,023
		Series - 2015 AA (Class A2)
1,167,780	g	Enterprise Fleet Financing LLC	0.680	09/20/18	1,167
		Series - 2013 1 (Class A2)
5,250,000		Ford Credit Auto Owner Trust	1.150	07/15/18	5,255
		Series - 2013 A (Class B)
5,595,000		Ford Credit Auto Owner Trust	2.430	01/15/19	5,669
		Series - 2012 C (Class D)
3,861,000		Ford Credit Floorplan Master	0.850	01/15/18	3,863
		Series - 0 1 (Class A1)
1,960,000		Ford Credit Floorplan Master Owner Trust	1.120	01/15/18	1,961
		Series - 2013 1 (Class B)
55,945,000	g	Hertz Vehicle Financing LLC	3.740	02/25/17	56,273
		Series - 2010 1A (Class A2)
26,266,667	g	Hertz Vehicle Financing LLC	5.700	02/25/17	26,520
		Series - 2010 1A (Class B2)
15,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	15,007
		Series - 2013 1A (Class B1)
1,180,000		Hyundai Auto Receivables Trust	2.010	06/15/21	1,185
		Series - 2015 B (Class B)
2,160,737	i	Irwin Home Equity Corp	0.954	02/25/34	2,092
		Series - 2005 A (Class A3)
15,200,964	g	JG Wentworth XXII LLC	3.820	12/15/48	16,197
		Series - 2010 3A (Class A)
3,198,058	i	Lehman XS Trust	0.444	02/25/36	3,051
		Series - 2006 1 (Class 1A1)
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$12,295,831	i	Lehman XS Trust	6.500%	06/25/46	$9,495
		Series - 2006 13 (Class 2A1)
2,352,124		Louisiana Public Facilities Authority	5.750	02/01/19	2,425
		Series - 2008 ELL (Class A2)
889,353	g	NYCTL Trust	1.030	11/10/27	889
		Series - 2014 A (Class A)
785,059	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.139	09/25/34	786
		Series - 2004 WHQ1 (Class M1)
20,993	i	Renaissance Home Equity Loan Trust	1.074	08/25/33	20
		Series - 2003 2 (Class A)
113,375	i	Residential Asset Securities Corp	6.489	10/25/30	115
		Series - 2001 KS2 (Class AI6)
274,841	i	Residential Asset Securities Corp	0.839	04/25/35	275
		Series - 2005 KS3 (Class M3)
1,434,924	i	Residential Funding Mortgage Securities II, Inc	5.950	08/25/34	1,494
		Series - 2005 HI1 (Class A5)
408,195	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	408
		Series - 2006 HI1 (Class M1)
350,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	361
		Series - 2006 HI1 (Class M2)
8,179,941		Santander Drive Auto Receivables Trust	0.720	04/16/18	8,175
		Series - 2014 5 (Class A2A)
12,770,000		Santander Drive Auto Receivables Trust	3.500	06/15/18	12,997
		Series - 2012 4 (Class D)
8,384,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	8,403
		Series - 2013 1 (Class C)
5,830,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	5,866
		Series - 2013 2013-1 (Class D)
52,250,000		Santander Drive Auto Receivables Trust	1.620	02/15/19	52,354
		Series - 2014 2 (Class B)
4,410,000		Santander Drive Auto Receivables Trust	2.570	03/15/19	4,477
		Series - 2013 2 (Class D)
1,240,000		Santander Drive Auto Receivables Trust	1.810	04/15/19	1,243
		Series - 2013 3 (Class C)
4,625,000		Santander Drive Auto Receivables Trust	2.420	04/15/19	4,643
		Series - 2013 3 (Class D)
79,872,000		Santander Drive Auto Receivables Trust	2.250	06/17/19	80,590
		Series - 2013 5 (Class C)
20,615,000	g	Santander Drive Auto Receivables Trust	3.120	10/15/19	20,956
		Series - 2013 A (Class C)
5,325,000		Santander Drive Auto Receivables Trust	2.910	04/15/20	5,391
		Series - 2014 1 (Class D)
14,172,000		Santander Drive Auto Receivables Trust	2.130	08/17/20	14,280
		Series - 2014 3 (Class C)
996,537	i	Securitized Asset Backed Receivables LLC	0.494	10/25/35	987
		Series - 2006 OP1 (Class A2C)
322,739	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	320
		Series - 2013 1A (Class A)
8,088,783	g	Sierra Receivables Funding Co LLC	2.700	10/20/30	8,139
		Series - 2013 3A (Class B)
8,863,490	g	Sierra Receivables Funding Co LLC	2.050	06/20/31	8,932
		Series - 2014 2A (Class A)
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,649,672	g	Sierra Receivables Funding Co LLC	2.400%	06/20/31	$3,643
		Series - 2014 2A (Class B)
11,087,159	g	Sierra Receivables Funding Co LLC	2.400	03/22/32	11,144
		Series - 2015 1A (Class A)
41,823,000	g	SLM Student Loan Trust	3.740	02/15/29	43,904
		Series - 2011 B (Class A2)
4,536,944	g	SolarCity LMC	4.590	04/20/44	4,626
		Series - 2014 1 (Class A)
609,100	i	Soundview Home Equity Loan Trust	0.494	11/25/35	607
		Series - 2005 OPT3 (Class A4)
99,009,698	g	SpringCastle America Funding LLC	2.700	05/25/23	99,142
		Series - 2014 AA (Class A)
4,247,043	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.414	10/25/36	4,209
		Series - 2006 GEL4 (Class A2)
2,784,648	g	Volvo Financial Equipment LLC	0.540	11/15/16	2,784
		Series - 2014 1A (Class A2)
3,820,227	g	Volvo Financial Equipment LLC	0.740	03/15/17	3,820
		Series - 2013 1A (Class A3)
1,890,000	g	Vornado DP LLC	5.280	09/13/28	2,099
		Series - 2010 VNO (Class C)
687,495	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	700
		Series - 2006 N1 (Class N1)
1,152,674	g,i	Wachovia Loan Trust	0.554	05/25/35	1,122
		Series - 2005 SD1 (Class A)
332,294	i	Wells Fargo Home Equity Trust	0.334	07/25/36	331
		Series - 2006 2 (Class A3)
41,000,000	g	Wendys Funding LLC	3.371	06/15/45	41,194
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			955,285

OTHER MORTGAGE BACKED - 7.5%
1,059,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	1,097
		Series - 2006 6 (Class AM)
2,500,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	2,505
		Series - 2006 6 (Class B)
10,500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	10,867
		Series - 2007 1 (Class AM)
14,549,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	15,079
		Series - 2007 1 (Class AMFX)
18,825,000	i	Bear Stearns Commercial Mortgage Securities	6.116	09/11/42	19,915
		Series - 2007 T28 (Class AJ)
4,500,000	i	Bear Stearns Commercial Mortgage Securities	5.878	06/11/50	4,611
		Series - 2007 PW17 (Class AJ)
8,000,000	g	CGBAM Commercial Mortgage Trust	3.516	04/10/28	8,208
		Series - 2015 SMRT (Class C)
9,000,000	g	CGBAM Commercial Mortgage Trust	3.768	04/10/28	9,215
		Series - 2015 SMRT (Class D)
11,230,395	i	CHL Mortgage Pass-Through Trust	2.506	02/20/35	11,131
		Series - 2004 HYB9 (Class 1A1)
1,500,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	1,524
		Series - 2006 C4 (Class AJ)
892,009	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	911
		Series - 2007 C6 (Class ASB)
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,095,000	i	Citigroup Commercial Mortgage Trust	5.899%	12/10/49	$7,439
		Series - 2007 C6 (Class AM)
15,000,000	g,i	Citigroup Commercial Mortgage Trust	5.900	12/10/49	15,681
		Series - 2007 C6 (Class AMFX)
11,626,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	11,859
		Series - 2007 C3 (Class AJ)
32,585,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	34,611
		Series - 2007 C3 (Class AM)
5,640,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	5,945
		Series - 2007 C2 (Class AMFX)
914,838		COMM Mortgage Trust	1.399	02/10/48	915
		Series - 2015 LC19 (Class A1)
16,156,810	i	COMM Mortgage Trust	5.796	12/10/49	16,778
		Series - 2007 C9 (Class B)
1,000,000	i	COMM Mortgage Trust	5.989	12/10/49	1,032
		Series - 2007 C9 (Class C)
10,550,000	i	Commercial Mortgage Trust	5.238	04/10/37	10,543
		Series - 2005 GG5 (Class AJ)
28,000,000	i	Commercial Mortgage Trust	5.867	12/10/49	29,572
		Series - 2007 GG11 (Class AM)
1,245,835		Countrywide Alternative Loan Trust	5.500	08/25/16	1,262
		Series - 2004 30CB (Class 1A15)
12,133,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	12,424
		Series - 2007 C4 (Class A1AJ)
14,500,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	14,869
		Series - 2007 C4 (Class AJ)
11,120,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	11,550
		Series - 2006 C5 (Class AM)
11,235,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	11,545
		Series - 2009 RR1 (Class A3C)
4,861,000	i	Credit Suisse Commercial Mortgage Trust	5.615	01/15/49	5,101
		Series - 2007 C2 (Class AM)
22,500,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	23,181
		Series - 2007 C2 (Class AJ)
990,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	989
		Series - 2005 C5 (Class C)
2,000,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	1,998
		Series - 2005 C5 (Class B)
3,920,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.230	12/15/40	3,924
		Series - 2005 C6 (Class B)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	12,984
		Series - 2006 OMA (Class D)
5,250,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	5,411
		Series - 2006 C4 (Class AM)
5,000,000	g	Four Times Square Trust Commercial Mortgage Pass-Through Certificates	5.401	12/13/28	5,648
		Series - 2006 4TS (Class A)
2,500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	2,593
		Series - 2007 C1 (Class AM)
3,665,000	i	GMAC Commercial Mortgage Securities, Inc	4.984	12/10/41	3,771
		Series - 2004 C3 (Class C)
10,000,000	i	Greenwich Capital Commercial Funding Corp	6.013	07/10/38	10,240
		Series - 2006 GG7 (Class AM)
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$14,500,000	i	GS Mortgage Securities Corp II	5.622%	04/10/38	$14,614
		Series - 2006 GG6 (Class AM)
5,910,000	g,i	GS Mortgage Securities Corp II	5.359	12/10/43	6,574
		Series - 2010 C2 (Class B)
12,004,000	i	GS Mortgage Securities Trust	5.553	04/10/38	12,040
		Series - 2006 GG6 (Class B)
11,480,250	i	GS Mortgage Securities Trust	5.629	04/10/38	11,473
		Series - 2006 GG6 (Class C)
3,806,242	i	Harborview Mortgage Loan Trust	0.436	07/19/47	3,106
		Series - 2007 4 (Class 2A1)
1,551,642	i	Impac CMB Trust	0.854	03/25/35	1,448
		Series - 2004 11 (Class 2A1)
7,965,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	7,984
		Series - 2005 LDP2 (Class C)
17,650,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.565	04/15/43	17,803
		Series - 2006 LDP6 (Class AJ)
8,145,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.360	02/15/46	8,824
		Series - 2011 C3 (Class C)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.457	07/15/46	7,025
		Series - 2011 C4 (Class C)
25,260,761		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	25,962
		Series - 2006 LDP9 (Class A1A)
3,500,000	i	LB-UBS Commercial Mortgage Trust	5.852	06/15/38	3,576
		Series - 2006 C4 (Class AJ)
6,000,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	6,169
		Series - 2007 C1 (Class AJ)
1,400,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	1,416
		Series - 2007 C1 (Class C)
4,150,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	4,109
		Series - 2007 C1 (Class D)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	796
		Series - 2007 C6 (Class AM)
7,225,000	g	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	7,665
		Series - 2007 C6 (Class AMFL)
18,992,423	g,i	LVII Resecuritization Trust	2.997	07/31/47	18,992
		Series - 2015 A (Class A)
12,000,000	i	Merrill Lynch Mortgage Trust	5.597	11/12/37	11,994
		Series - 2005 CKI1 (Class B)
2,205,000	i	Merrill Lynch Mortgage Trust	6.475	02/12/51	2,373
		Series - 0 C1 (Class AJA)
5,880,000	g,i	Merrill Lynch Mortgage Trust	6.475	02/12/51	6,216
		Series - 2008 C1 (Class C)
2,210,442	g,i	Merrill Lynch Mortgage Trust	6.475	02/12/51	2,379
		Series - 0 C1 (Class AJAF)
21,695,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	22,331
		Series - 2007 6 (Class AM)
2,265,000	g,i	Morgan Stanley Capital I Trust	6.017	08/12/41	2,316
		Series - 2006 T23 (Class B)
8,700,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	8,867
		Series - 2006 HQ10 (Class AJ)
254,297	i	Morgan Stanley Capital I Trust	4.840	12/13/41	256
		Series - 2005 T17 (Class AJ)
346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$12,300,000	i	Morgan Stanley Capital I Trust	5.793%	07/12/44	$12,611
		Series - 2006 HQ9 (Class AJ)
500,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	509
		Series - 2006 HQ9 (Class B)
7,686,324		Morgan Stanley Capital I Trust	5.569	12/15/44	8,106
		Series - 2007 HQ13 (Class A3)
3,550,000	g,i	Morgan Stanley Capital I Trust	5.564	09/15/47	3,800
		Series - 2011 C1 (Class D)
6,650,000	i	Morgan Stanley Capital I Trust	5.678	04/12/49	6,814
		Series - 2007 HQ12 (Class B)
11,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	11,668
		Series - 2007 IQ15 (Class AM)
10,300,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	10,328
		Series - 2007 IQ15 (Class AJ)
12,121,000	g,i	Morgan Stanley Capital I Trust	6.104	06/11/49	10,645
		Series - 2007 IQ15 (Class B)
8,750,000	i	Morgan Stanley Capital I Trust	6.080	12/12/49	9,336
		Series - 2007 IQ16 (Class AMA)
2,330,000	i	Morgan Stanley Capital I Trust	6.115	12/12/49	2,225
		Series - 2007 IQ16 (Class AJ)
1,000,000	i	Morgan Stanley Capital I Trust	6.281	12/12/49	1,076
		Series - 2007 IQ16 (Class AM)
22,229,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	21,146
		Series - 2007 IQ16 (Class AJA)
7,000,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	6,682
		Series - 2007 IQ16 (Class AJFX)
146,910		Residential Accredit Loans, Inc	4.350	03/25/34	147
		Series - 2004 QS4 (Class A1)
4,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.394	09/25/24	3,973
		Series - 2014 HQ2 (Class M2)
3,516,064	i	Structured Agency Credit Risk Debt Note (STACR)	1.444	01/25/25	3,516
		Series - 2015 DN1 (Class M1)
6,500,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.594	01/25/25	6,579
		Series - 2015 DN1 (Class M2)
4,657,752	i	Structured Agency Credit Risk Debt Note (STACR)	1.244	03/25/25	4,652
		Series - 2015 HQ1 (Class M1)
1,950,523	i	Structured Agency Credit Risk Debt Note (STACR)	1.294	05/25/25	1,943
		Series - 2015 HQ2 (Class M1)
16,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.144	05/25/25	15,938
		Series - 2015 HQ2 (Class M2)
9,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.407	12/15/43	8,726
		Series - 2007 C30 (Class AMFL)
35,625,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	37,028
		Series - 2007 C30 (Class AM)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.865	07/15/45	2,697
		Series - 2006 C27 (Class B)
32,910,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	35,075
		Series - 2007 C34 (Class AM)
5,300,000	i	Wachovia Bank Commercial Mortgage Trust	6.143	05/15/46	5,484
		Series - 2007 C34 (Class AJ)
7,175,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	7,541
		Series - 2007 C31 (Class AM)
347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,157,290	i	Wachovia Bank Commercial Mortgage Trust	5.660%	04/15/47	$6,268
		Series - 2007 C31 (Class AJ)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	1,993
		Series - 2007 C31 (Class B)
88,795,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	93,567
		Series - 2007 C32 (Class AMFX)
49,550,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	50,781
		Series - 2007 C32 (Class AJ)
2,794,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	2,727
		Series - 2007 C32 (Class B)
33,600,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	35,839
		Series - 2007 C33 (Class AM)
6,418,679	i	WaMu Mortgage Pass-Through Certificates	0.544	12/25/45	5,713
		Series - 2005 AR19 (Class A1B3)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,198
		Series - 2010 C1 (Class B)
		TOTAL OTHER MORTGAGE BACKED			1,003,567

		TOTAL STRUCTURED ASSETS			1,958,852
		(Cost $1,957,236)

		TOTAL BONDS			13,132,945
		(Cost $13,040,776)

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
470,597	*	Federal Home Loan Mortgage Corp	2,306
1,527,061	*	Federal National Mortgage Association	7,406
		TOTAL BANKS	9,712
		TOTAL PREFERRED STOCKS	9,712
		(Cost $49,941)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 12.3%

GOVERNMENT AGENCY DEBT - 3.6%
$29,700,000		Federal Home Loan Bank (FHLB)	0.100	10/02/15	29,700
25,000,000	w	FHLB	0.060	10/06/15	25,000
36,000,000	w	FHLB	0.100	10/07/15	36,000
7,980,000	w	FHLB	0.090	10/09/15	7,980
19,000,000		FHLB	0.130	10/16/15	19,000
30,000,000	w	FHLB	0.135	10/22/15	29,999
25,000,000	w	FHLB	0.050	11/02/15	24,999
37,000,000	w	FHLB	0.100	11/03/15	36,998
25,000,000	w	FHLB	0.075	11/09/15	24,998
20,000,000		FHLB	0.080	11/12/15	19,998
72,000,000	w	FHLB	0.090-0.150	11/13/15	71,994
35,000,000		FHLB	0.080	12/16/15	34,992
60,000,000	w	FHLB	0.170	01/25/16	59,975
348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$15,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.060%	10/26/15	$15,000
45,000,000	w	Federal National Mortgage Association (FNMA)	0.175	11/18/15	44,996
5,000,000	w	FNMA	0.140	12/01/15	4,999
		TOTAL GOVERNMENT AGENCY DEBT			486,628

TREASURY DEBT - 8.7%
142,000,000	w	United States Treasury Bill	0.091-0.108	10/15/15	142,003
188,000,000	w	United States Treasury Bill	0.079-0.138	11/12/15	188,002
85,000,000	w	United States Treasury Bill	0.080-0.132	12/10/15	85,004
36,000,000	w	United States Treasury Bill	0.150	01/07/16	35,998
38,000,000	w	United States Treasury Bill	0.113-0.115	01/14/16	37,999
100,000,000	w	United States Treasury Bill	0.126	01/21/16	99,995
110,000,000	w	United States Treasury Bill	0.122-0.130	02/04/16	109,991
67,000,000	w	United States Treasury Bill	0.176	02/18/16	66,994
100,000,000	w	United States Treasury Bill	0.148-0.249	03/03/16	99,986
100,000,000	w	United States Treasury Bill	0.211-0.217	04/28/16	99,960
100,000,000	w	United States Treasury Bill	0.200	05/26/16	99,942
100,000,000	w	United States Treasury Bill	0.241-0.251	06/23/16	99,871
		TOTAL TREASURY DEBT			1,165,745

		TOTAL SHORT-TERM INVESTMENTS			1,652,373
		(Cost $1,651,874)

		TOTAL INVESTMENTS - 110.9%			14,897,040
		(Cost $14,845,252)
		OTHER ASSETS & LIABILITIES, NET - (10.9)%			(1,465,523)
		NET ASSETS - 100.0%			$13,431,517

Abbreviation(s):
BRL	Brazilian Real
COP	Columbian Peso
DOP	Dominican Peso
MXN	Mexican Peso
NGN	Nigerian Naira
REIT	Real Estate Investment Trust
ZAR	South African Rand

*	Non-income producing
^	Amount represents less than $1,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/15 the aggregate value of these securities was $1,871,452,000, or 13.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
349

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2015

PRINCIPAL		ISSUER	VALUE (000)
GOVERNMENT BONDS - 99.6%

AGENCY SECURITIES - 0.2%
		Private Export Funding Corp (PEFCO)
$3,500,000		2.300%, 09/15/20	$3,565
3,000,000		3.250%, 06/15/25	3,116
		Ukraine Government AID Bonds
3,500,000		1.847%, 05/29/20	3,548
		TOTAL AGENCY SECURITIES	10,229

MORTGAGE BACKED - 0.2%
		Government National Mortgage Association (GNMA)
14,411,209		3.650%, 02/15/32	15,526
		TOTAL MORTGAGE BACKED	15,526

U.S. TREASURY SECURITIES - 99.2%
		United States Treasury Bond
20,000,000		3.000%, 05/15/45	20,482
12,000,000		2.875%, 08/15/45	12,001
	k	United States Treasury Inflation Indexed Bonds
64,493,461		2.500%, 07/15/16	65,562
177,523,296		2.375%, 01/15/17	182,273
405,498,772		0.125%, 04/15/17	404,031
140,136,333		2.625%, 07/15/17	146,796
148,150,359		1.625%, 01/15/18	153,386
320,669,652		0.125%, 04/15/18	320,352
150,071,232		1.375%, 07/15/18	156,074
147,283,025		2.125%, 01/15/19	156,916
222,033,000		0.125%, 04/15/19	221,339
137,479,560		1.875%, 07/15/19	146,858
225,469,566		1.375%, 01/15/20	236,646
100,890,900		0.125%, 04/15/20	100,271
291,775,875		1.250%, 07/15/20	306,387
363,227,552		1.125%, 01/15/21	377,601
344,983,104		0.625%, 07/15/21	349,911
343,723,091		0.125%, 01/15/22	335,112
401,624,730		0.125%, 07/15/22	391,840
271,923,590		0.125%, 01/15/23	262,293
52,301,010		0.375%, 07/15/23	51,424
77,989,263		0.625%, 01/15/24	77,655
70,356,300		0.125%, 07/15/24	67,172
58,440,800		0.250%, 01/15/25	56,051
225,060,158		2.375%, 01/15/25	259,136
214,421,547		2.000%, 01/15/26	240,733
161,181,804		2.375%, 01/15/27	188,767
199,242,582		1.750%, 01/15/28	220,386
140,213,189		3.625%, 04/15/28	185,929
181,074,753		2.500%, 01/15/29	217,320
350

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL	ISSUER	VALUE (000)
$169,981,895	3.875%, 04/15/29	$234,429
49,424,923	3.375%, 04/15/32	67,764
80,217,224	2.125%, 02/15/40	94,610
79,990,586	2.125%, 02/15/41	94,885
214,719,361	0.750%, 02/15/42	188,033
118,335,420	0.625%, 02/15/43	99,738
102,912,000	1.375%, 02/15/44	104,492
30,404,100	0.750%, 02/15/45	26,386
	United States Treasury Note
15,000,000	1.625%, 06/30/20	15,192
7,500,000	2.125%, 05/15/25	7,548
	TOTAL U.S. TREASURY SECURITIES	6,843,781

	TOTAL GOVERNMENT BONDS
	(Cost $6,665,599)	6,869,536

SHORT-TERM INVESTMENTS - 0.1%

GOVERNMENT AGENCY DEBT - 0.1%
	Federal Home Loan Bank (FHLB)
7,600,000	0.170%, 10/14/11	7,600
		7,600

	TOTAL SHORT-TERM INVESTMENTS	7,600
	(Cost $7,600)
	TOTAL INVESTMENTS - 99.7%	6,877,136
	(Cost $6,673,199)
	OTHER ASSETS AND LIABILITIES, NET - 0.3%	18,227
	NET ASSETS - 100.0%	$6,895,363

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.
351

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.4%

ENERGY - 0.2%
$781,801	i	Granite Acquisition, Inc	5.000%	12/19/21	$765
17,634,938	i	Granite Acquisition, Inc	5.000	12/19/21	17,253
		TOTAL ENERGY			18,018

MEDIA - 0.0%
3,167,063	i	CCO Safari III LLC	3.500	01/24/23	3,148
		TOTAL MEDIA			3,148

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,567,125	i	Valeant Pharmaceuticals International, Inc	4.000	04/01/22	1,550
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,550

UTILITIES - 0.2%
10,263,267	i	ExGen Renewables I LLC	5.250	02/06/21	10,263
15,716,710	i	Terra-Gen Finance Co LLC	5.250	12/09/21	15,245
		TOTAL UTILITIES			25,508

		TOTAL BANK LOAN OBLIGATIONS			48,224
		(Cost $48,833)

BONDS - 39.3%

CORPORATE BONDS - 11.8%

AUTOMOBILES & COMPONENTS - 0.2%
16,500,000	e	Harley-Davidson, Inc	4.625	07/28/45	16,513
4,500,000		Johnson Controls, Inc	2.600	12/01/16	4,571
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,564
4,675,000		Magna International, Inc	3.625	06/15/24	4,542
		TOTAL AUTOMOBILES & COMPONENTS			29,190

BANKS - 2.4%
34,500,000		Bank of America Corp	1.350	11/21/16	34,537
51,000,000		Bank of America Corp	1.950	05/12/18	51,168
18,500,000	e	Bank of Nova Scotia	2.125	09/11/19	18,734
21,000,000	i	BOK Financial Corp	1.011	05/15/17	20,731
7,025,000	e	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,058
6,000,000		Discover Bank	2.600	11/13/18	6,026
7,355,000		Discover Bank	4.200	08/08/23	7,576
5,000,000	g	DNB Boligkreditt AS.	2.000	05/28/20	5,028
352

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$10,000,000		First Niagara Financial Group, Inc	6.750%	03/19/20	$11,281
10,000,000	e	Huntington Bancshares, Inc	2.600	08/02/18	10,106
11,500,000	e,g	Intesa Sanpaolo S.p.A	5.017	06/26/24	11,352
9,913,000		Manufacturers & Traders Trust Co	6.625	12/04/17	10,962
13,750,000		Manufacturers & Traders Trust Co	1.450	03/07/18	13,646
4,644,000	i	Manufacturers & Traders Trust Co	5.585	12/28/20	4,638
6,076,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	6,106
2,475,000		Manufacturers & Traders Trust Co	2.900	02/06/25	2,402
3,314,000	e	Northern Trust Corp	3.375	08/23/21	3,505
18,257,000	e	People’s United Financial, Inc	3.650	12/06/22	18,196
8,245,000		PNC Bank NA	2.950	01/30/23	8,068
12,000,000		Regions Financial Corp	2.000	05/15/18	11,991
16,450,000	e	Royal Bank of Canada	1.875	02/05/20	16,477
14,500,000	e,g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,478
20,000,000		SVB Financial Group	3.500	01/29/25	19,514
5,300,000	g	Toronto-Dominion Bank	1.950	04/02/20	5,304
		TOTAL BANKS			318,884

CAPITAL GOODS - 0.6%
2,500,000		3M Co	6.375	02/15/28	3,255
1,975,000		Anixter, Inc	5.125	10/01/21	1,960
4,575,000	g	Anixter, Inc	5.500	03/01/23	4,506
2,500,000		Eaton Corp	4.000	11/02/32	2,402
4,600,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	4,767
5,155,000		Pall Corp	5.000	06/15/20	5,689
5,625,000		Parker-Hannifin Corp	4.200	11/21/34	5,730
6,980,000		Pentair Finance S.A.	2.650	12/01/19	6,853
5,675,000		Precision Castparts Corp	2.500	01/15/23	5,499
6,400,000		Rockwell Automation, Inc	2.050	03/01/20	6,425
6,000,000		Rockwell Automation, Inc	2.875	03/01/25	5,961
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,447
6,125,000		Rockwell Collins, Inc	3.700	12/15/23	6,425
5,000,000		Roper Industries, Inc	3.125	11/15/22	4,933
2,500,000	e,g	Sealed Air Corp	5.500	09/15/25	2,538
9,000,000		Trimble Navigation Ltd	4.750	12/01/24	9,005
		TOTAL CAPITAL GOODS			79,395

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
4,000,000	g	AECOM Technology Corp	5.750	10/15/22	4,030
5,300,000		Air Lease Corp	2.125	01/15/18	5,247
9,075,000	e	Air Lease Corp	3.875	04/01/21	9,188
6,525,000		Air Lease Corp	4.250	09/15/24	6,395
11,500,000	e	Fluor Corp	3.500	12/15/24	11,695
2,730,000		Waste Management, Inc	4.600	03/01/21	3,011
3,475,000	e	Waste Management, Inc	3.900	03/01/35	3,276
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			42,842

CONSUMER DURABLES & APPAREL - 0.0%
2,925,000		Whirlpool Corp	5.150	03/01/43	2,933
		TOTAL CONSUMER DURABLES & APPAREL			2,933

CONSUMER SERVICES - 0.7%
4,000,000		American National Red Cross	5.567	11/15/17	4,309
353

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$10,000,000		Henry J Kaiser Family Foundation	3.356%	12/01/25	$10,282
20,000,000		Massachusetts Institute of Technology	3.959	07/01/38	20,679
1,250,000		McDonald’s Corp	5.000	02/01/19	1,371
19,000,000		Metropolitan Museum of Art	3.400	07/01/45	17,304
7,550,000		Nature Conservancy	6.300	07/01/19	8,496
17,500,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	16,721
8,000,000		Northwestern University	3.688	12/01/38	7,871
5,145,000		Salvation Army	5.637	09/01/26	5,676
		TOTAL CONSUMER SERVICES			92,709

DIVERSIFIED FINANCIALS - 0.8%
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	2,976
14,750,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	14,888
5,000,000		Discover Financial Services	3.750	03/04/25	4,844
9,000,000	e,g	EDP Finance BV	4.125	01/15/20	9,123
9,500,000	e,g	EDP Finance BV	5.250	01/14/21	10,026
7,875,000		Ford Motor Credit Co LLC	2.375	01/16/18	7,884
2,300,000		Legg Mason, Inc	3.950	07/15/24	2,308
45,500,000		Morgan Stanley	2.200	12/07/18	45,926
9,750,000	g	RCI Banque S.A.	3.500	04/03/18	10,064
		TOTAL DIVERSIFIED FINANCIALS			108,039

ENERGY - 1.0%
3,000,000	e	California Resources Corp	6.000	11/15/24	1,800
4,145,000	e	Continental Resources, Inc	5.000	09/15/22	3,627
3,740,000	e,i	Devon Energy Corp	0.787	12/15/15	3,736
2,500,000		Devon Energy Corp	6.300	01/15/19	2,799
3,000,000		EOG Resources, Inc	4.100	02/01/21	3,210
8,450,000		EOG Resources, Inc	3.900	04/01/35	7,989
1,526,000		Marathon Oil Corp	5.900	03/15/18	1,648
7,450,000		Marathon Petroleum Corp	4.750	09/15/44	6,625
3,025,000		National Oilwell Varco, Inc	1.350	12/01/17	3,005
2,500,000		Noble Energy, Inc	8.250	03/01/19	2,926
3,290,000	e	Noble Energy, Inc	5.050	11/15/44	2,851
4,500,000	e	Noble Holding International Ltd	6.950	04/01/45	3,113
2,150,000	g	Northern Natural Gas Co	4.100	09/15/42	2,123
9,000,000		Phillips 66	4.650	11/15/34	8,765
2,575,000		Southwestern Energy Co	3.300	01/23/18	2,530
5,300,000		Southwestern Energy Co	4.050	01/23/20	5,270
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,413
9,000,000	e,i	Statoil ASA	0.511	11/09/17	8,945
9,000,000	i	Statoil ASA	0.611	05/15/18	8,923
9,500,000		Statoil ASA	3.150	01/23/22	9,617
4,500,000	e	Statoil ASA	2.650	01/15/24	4,301
4,000,000		Statoil ASA	3.950	05/15/43	3,737
12,150,000	g	Texas Eastern Transmission LP	2.800	10/15/22	11,247
6,175,000	e	Weatherford International Ltd	4.500	04/15/22	4,996
12,350,000	g	Woodside Finance Ltd	3.650	03/05/25	11,197
		TOTAL ENERGY			130,393

FOOD & STAPLES RETAILING - 0.1%
6,900,000		Kroger Co	1.200	10/17/16	6,904
1,451,000		Safeway, Inc	3.400	12/01/16	1,445
		TOTAL FOOD & STAPLES RETAILING			8,349
354

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
FOOD, BEVERAGE & TOBACCO - 0.1%
$4,678,000		Kellogg Co	4.000%	12/15/20	$4,995
428,000		PepsiCo, Inc	7.900	11/01/18	506
3,526,000		PepsiCo, Inc	3.600	08/13/42	3,167
		TOTAL FOOD, BEVERAGE & TOBACCO			8,668

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
4,000,000		Becton Dickinson & Co	5.000	05/15/19	4,381
3,250,000		Laboratory Corp of America Holdings	2.625	02/01/20	3,258
9,000,000		Laboratory Corp of America Holdings	3.200	02/01/22	8,845
2,500,000		Laboratory Corp of America Holdings	3.600	02/01/25	2,421
5,375,000		Owens & Minor, Inc	3.875	09/15/21	5,423
5,000,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	4,997
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			29,325

INSURANCE - 0.4%
1,600,000	g,i	Merna Reinsurance IV Ltd	2.480	04/08/16	1,599
3,100,000		Progressive Corp	3.750	08/23/21	3,314
9,000,000		Progressive Corp	3.700	01/26/45	8,054
15,000,000	e,i	Prudential Financial, Inc	5.200	03/15/44	14,737
7,450,000	e,i	Prudential Financial, Inc	5.375	05/15/45	7,394
10,000,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	9,747
8,687,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	8,298
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,287
		TOTAL INSURANCE			55,430

MATERIALS - 0.6%
4,405,000		Agrium, Inc	3.150	10/01/22	4,324
2,275,000		Ball Corp	5.000	03/15/22	2,281
8,930,000	e	Ball Corp	4.000	11/15/23	8,394
13,000,000	e	Ball Corp	5.250	07/01/25	12,813
5,750,000	e	Domtar Corp	4.400	04/01/22	5,859
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,569
7,050,000	e	Eastman Chemical Co	2.700	01/15/20	7,044
7,500,000		International Paper Co	5.000	09/15/35	7,357
5,000,000		International Paper Co	6.000	11/15/41	5,386
4,000,000		International Paper Co	4.800	06/15/44	3,694
9,350,000	e	LyondellBasell Industries NV	4.625	02/26/55	7,955
5,000,000		MeadWestvaco Corp	7.375	09/01/19	5,867
5,000,000		Nucor Corp	4.000	08/01/23	5,097
4,000,000		Praxair, Inc	2.450	02/15/22	3,910
		TOTAL MATERIALS			82,550

MEDIA - 0.3%
3,125,000	g	CCO Safari II LLC	3.579	07/23/20	3,102
7,925,000	g	CCO Safari II LLC	4.464	07/23/22	7,925
4,725,000	e,g	CCO Safari II LLC	4.908	07/23/25	4,704
7,225,000		Time Warner Cable, Inc	8.250	04/01/19	8,428
5,500,000	e	Time Warner Cable, Inc	4.500	09/15/42	4,351
		TOTAL MEDIA			28,510
355

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
$2,550,000	e	Biogen, Inc	2.900%	09/15/20	$2,571
7,000,000		Biogen, Inc	3.625	09/15/22	7,056
12,733,000	e	Bristol-Myers Squibb Co	3.250	08/01/42	10,963
5,700,000		Gilead Sciences, Inc	4.500	02/01/45	5,492
4,750,000	e,g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	4,723
475,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	451
9,000,000	e,g	VRX Escrow Corp	5.375	03/15/20	8,747
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			40,003

REAL ESTATE - 0.5%
10,000,000		Equity One, Inc	3.750	11/15/22	9,798
3,500,000		Federal Realty Investment Trust	2.750	06/01/23	3,382
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,810
1,250,000		Kilroy Realty LP	5.000	11/03/15	1,254
16,355,000		Kilroy Realty LP	3.800	01/15/23	16,282
5,450,000	e	Kilroy Realty LP	4.375	10/01/25	5,502
15,854,000		Regency Centers LP	3.750	06/15/24	15,883
4,650,000		Regency Centers LP	3.900	11/01/25	4,689
2,400,000	e	Ventas Realty LP	3.250	08/15/22	2,350
		TOTAL REAL ESTATE			62,950

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,575,000	e	Intel Corp	2.450	07/29/20	1,596
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,596

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
3,375,000		CC Holdings GS V LLC	2.381	12/15/17	3,399
11,000,000	g,h	Hewlett Packard Enterprise Co	2.850	10/05/18	10,986
5,475,000		Motorola Solutions, Inc	3.500	09/01/21	5,201
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			19,586

TELECOMMUNICATION SERVICES - 0.1%
3,400,000	e	CenturyLink, Inc	6.750	12/01/23	2,954
12,825,000		Sprint Corp	7.250	09/15/21	10,500
		TOTAL TELECOMMUNICATION SERVICES			13,454

TRANSPORTATION - 0.9%
9,500,000	i	Canadian National Railway Co	0.479	11/14/17	9,413
2,500,000		Delta Airlines	4.250	07/30/23	2,512
5,925,000	e	Delta Airlines	3.625	07/30/27	5,969
2,100,000		GATX Corp	2.500	03/15/19	2,098
2,545,000		GATX Corp	2.500	07/30/19	2,547
23,500,000	e	GATX Corp	2.600	03/30/20	23,182
7,250,000		GATX Corp	5.200	03/15/44	7,446
9,925,000		Kansas City Southern Railway Co	4.950	08/15/45	10,012
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,534
5,000,000	e	Norfolk Southern Corp	3.250	12/01/21	5,091
6,894,000		Norfolk Southern Corp	2.903	02/15/23	6,725
475,000		Norfolk Southern Corp	5.590	05/17/25	549
7,500,000	e	Norfolk Southern Corp	4.450	06/15/45	7,251
356

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,900,000		Ryder System, Inc	2.550%	06/01/19	$6,917
3,450,000		Southwest Airlines Co	2.750	11/06/19	3,516
8,900,000		Spirit Airlines, Inc	4.100	04/01/28	8,967
4,050,000	e	Union Pacific Corp	3.375	02/01/35	3,687
10,000,000		Union Pacific Railroad Co	2.695	05/12/27	9,912
1,360,000	e	United Parcel Service of America, Inc (Step Bond 8.375% until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	1,952
		TOTAL TRANSPORTATION			120,280

UTILITIES - 2.1%
2,000,000	e	Atmos Energy Corp	8.500	03/15/19	2,396
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,347
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,445
8,955,715	g	Continental Wind LLC	6.000	02/28/33	10,075
10,000,000		Delmarva Power & Light Co	4.150	05/15/45	9,655
872,705	g	Great River Energy	5.829	07/01/17	904
2,745,000	g	International Transmission Co	4.625	08/15/43	2,985
7,575,000		Interstate Power & Light Co	3.250	12/01/24	7,672
6,275,000	e	Interstate Power & Light Co	3.400	08/15/25	6,386
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	9,072
9,450,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	9,516
9,600,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	9,686
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	9,441
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,780
10,000,000		NorthWestern Corp	4.176	11/15/44	9,977
1,065,000	i	NSTAR Electric Co	0.561	05/17/16	1,063
630,000		Public Service Co of Colorado	4.750	08/15/41	690
10,000,000		Public Service Co of New Hampshire	3.500	11/01/23	10,356
13,000,000	i	San Diego Gas & Electric Co	0.533	03/09/17	12,971
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,742
6,383,933		San Diego Gas & Electric Co	1.914	02/01/22	6,354
620,000		San Diego Gas & Electric Co	6.000	06/01/39	790
8,875,000		Sierra Pacific Power Co	3.375	08/15/23	9,026
27,000,000	g	Solar Star Funding LLC	3.950	06/30/35	27,246
7,950,000	g	Solar Star Funding LLC	5.375	06/30/35	9,042
2,000,000		Southern California Edison Co	2.400	02/01/22	1,979
12,500,000	i	TECO Finance, Inc	0.884	04/10/18	12,413
19,000,000	e,g	TerraForm Power Operating LLC	5.875	02/01/23	16,768
1,500,000	e,g	TerraForm Power Operating LLC	6.125	06/15/25	1,298
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,182
19,385,000	g	Topaz Solar Farms LLC	4.875	09/30/39	20,785
14,500,000	g	Topaz Solar Farms LLC	5.750	09/30/39	16,363
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,639
1,400,000	e	WEC Energy Group, Inc	3.550	06/15/25	1,423
16,525,000		WGL Holdings, Inc	2.250	11/01/19	16,649
		TOTAL UTILITIES			275,116

		TOTAL CORPORATE BONDS			1,550,202
		(Cost $1,551,943)
357

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
GOVERNMENT BONDS - 24.0%

AGENCY SECURITIES - 4.6%
$8,489,193		Ethiopian Leasing 2012 LLC	2.566%	08/14/26	$8,588
4,138,348		Export Lease Ten Co LLC	1.650	05/07/25	4,060
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	5,987
17,166,667		FHLB	2.350	08/08/22	17,083
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	5,030
6,400,000		Federal National Mortgage Association (FNMA)	1.125	04/27/17	6,453
7,000,000		FNMA	1.625	01/21/20	7,073
15,500,000		FNMA	2.625	09/06/24	15,879
2,290,826	g	Genesis Solar 2011 Pass Through Trust	3.875	02/15/38	2,455
1,096,000	j	Government Trust Certificate	0.000	04/01/19	1,037
5,000,000	j	Government Trust Certificate	0.000	04/01/21	4,354
33,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	34,334
8,030,000	g	Hospital for Special Surgery	3.500	01/01/23	8,252
8,625,000	i	India Government AID Bond	0.400	02/01/27	8,226
6,425,000		Lutheran Medical Center	1.982	02/20/30	6,257
8,625,000		Mexican Aircraft Finance V LLC	2.329	01/14/27	8,688
3,985,000	g	Montefiore Medical Center	3.896	05/20/27	4,230
101,557		National Credit Union Administration	1.840	10/07/20	102
11,450,000		NCUA Guaranteed Notes	3.000	06/12/19	12,172
7,000,000		NCUA Guaranteed Notes	3.450	06/12/21	7,591
18,775,000		New York Society for the Relief of the Ruptured & Crippled	2.881	12/20/31	18,742
3,000,000	j	Overseas Private Investment Corp (OPIC)	0.000	04/30/17	3,205
10,750,000	j	OPIC	0.000	11/17/17	11,066
5,700,000	j	OPIC	0.000	11/15/19	5,880
4,898,086		OPIC	2.290	09/15/26	4,996
2,680,003		OPIC	2.040	12/15/26	2,696
7,462,730		OPIC	4.440	02/27/27	8,430
9,750,000		OPIC	2.740	09/15/29	9,631
12,000,000		OPIC	3.220	09/15/29	12,324
13,500,000		OPIC	3.280	09/15/29	13,930
2,483,210		OPIC	2.610	04/15/30	2,427
4,465,000		OPIC	2.930	05/15/30	4,510
7,379,000		OPIC	3.040	05/15/30	7,636
8,676,500		OPIC	3.540	06/15/30	9,367
22,305,969		OPIC	3.370	12/15/30	23,744
22,853,026		OPIC	3.820	12/20/32	24,641
14,743,888		OPIC	3.938	12/20/32	15,935
12,500,000		OPIC	3.160	06/01/33	12,677
12,000,000		OPIC	3.430	06/01/33	12,518
2,000,000		OPIC	2.940	07/31/33	1,997
9,750,000		Private Export Funding Corp (PEFCO)	2.125	07/15/16	9,868
11,750,000		PEFCO	1.375	02/15/17	11,862
8,000,000		PEFCO	2.250	12/15/17	8,216
5,000,000		PEFCO	4.375	03/15/19	5,471
5,854,000		PEFCO	1.450	08/15/19	5,807
13,150,000	e	PEFCO	2.250	03/15/20	13,411
8,000,000		PEFCO	2.300	09/15/20	8,149
17,500,000		PEFCO	4.300	12/15/21	19,604
8,250,000		PEFCO	2.050	11/15/22	8,043
4,000,000		PEFCO	3.550	01/15/24	4,307
5,335,000		PEFCO	2.450	07/15/24	5,235
8,000,000		PEFCO	3.250	06/15/25	8,310
2,953,844		Tayarra Ltd	3.628	02/15/22	3,143
358

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,858,311		Tricahue Leasing LLC	3.503%	11/19/21	$3,028
9,250,000		Ukraine Government AID Bonds	1.844	05/16/19	9,355
15,300,000		Ukraine Government AID Bonds	1.847	05/29/20	15,510
8,125,000		Ulani MSN 35940 LLC	2.227	05/16/25	8,202
10,750,000		United States Department of Housing and Urban Development (HUD)	1.770	08/01/18	10,955
750,000		HUD	2.050	08/01/19	772
9,500,000		HUD	4.870	08/01/19	10,696
3,217,000		HUD	2.910	08/01/23	3,363
3,894,000		HUD	2.910	08/01/17	4,050
8,000,000		HUD	4.560	08/01/17	8,556
5,007,000		HUD	5.380	08/01/18	5,226
13,967,000		HUD	4.960	08/01/20	15,924
13,500,000		HUD	5.050	08/01/21	15,400
7,810,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	8,117
5,833,333		VRG Linhas Aereas S.A.	0.983	03/13/18	5,820
8,514,663		Zarapito Leasing LLC	2.628	11/12/26	8,697
		TOTAL AGENCY SECURITIES			619,300

FOREIGN GOVERNMENT BONDS - 4.0%
24,000,000		African Development Bank	0.750	10/18/16	24,055
13,550,000	e	African Development Bank	2.375	09/23/21	14,009
17,500,000		Asian Development Bank	2.125	03/19/25	17,357
6,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	6,113
6,300,000	e	Canada Government International Bond	0.875	02/14/17	6,323
9,000,000		Canada Government International Bond	1.125	03/19/18	9,042
7,638,043	g	Carpintero Finance Ltd	2.004	09/18/24	7,644
25,000,000		European Bank for Reconstruction & Development	1.625	04/10/18	25,282
2,000,000	e	European Investment Bank	4.875	02/15/36	2,518
38,470,000		Export Development Canada	0.875	01/30/17	38,587
9,000,000		Export Development Canada	1.625	12/03/19	9,094
18,175,000		Export-Import Bank of Korea	1.750	02/27/18	18,092
15,000,000	g	Finnvera Oyj	2.375	06/04/25	14,827
10,200,000	e	Hydro Quebec	1.375	06/19/17	10,287
6,082,000		Hydro Quebec	8.400	01/15/22	8,051
45,000,000		Inter-American Development Bank	1.185	07/09/18	45,235
3,000,000		International Bank for Reconstruction & Development	2.000	10/20/16	3,048
4,000,000		International Finance Corp	0.500	05/16/16	4,001
29,000,000	g,i	International Finance Facility for Immunisation	0.515	07/05/16	29,002
2,850,000		Italy Government International Bond	5.375	06/12/17	3,035
5,000,000	e	KFW	1.000	01/26/18	5,010
23,000,000		KFW	1.750	10/15/19	23,345
11,500,000	e	KFW	1.500	04/20/20	11,500
10,000,000		KFW	2.625	01/25/22	10,484
12,500,000	g	Kommunalbanken AS.	2.125	02/11/25	12,234
9,637,000	e	Landwirtschaftliche Rentenbank	2.000	01/13/25	9,442
14,845,000		North American Development Bank	2.300	10/10/18	15,181
34,575,000		North American Development Bank	2.400	10/26/22	34,253
5,000,000		Province of British Columbia Canada	1.200	04/25/17	5,033
15,250,000	e	Province of Manitoba Canada	1.750	05/30/19	15,348
15,000,000	e	Province of Manitoba Canada	2.100	09/06/22	14,833
12,700,000		Province of Manitoba Canada	3.050	05/14/24	13,154
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,397
359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,500,000		Province of Ontario Canada	1.200%	02/14/18	$9,519
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,574
10,000,000	e	Province of Quebec Canada	3.500	07/29/20	10,784
5,000,000		Province of Quebec Canada	7.500	09/15/29	7,409
		TOTAL FOREIGN GOVERNMENT BONDS			509,102

MORTGAGE BACKED - 9.2%
4,015,054		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/34	4,229
4,711,845	i	FHLMC	0.817	07/15/37	4,790
5,770,977	i	FHLMC	0.657	09/15/42	5,825
11,063,163		FHLMC	3.000	09/15/42	11,208
2,899,346	i	FHLMC	0.557	10/15/42	2,907
8,672,475	i	FHLMC	0.557	07/15/45	8,699
16,650		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	17
70,537		FGLMC	6.000	12/01/17	73
70,616		FGLMC	7.000	10/01/20	75
6,623		FGLMC	7.000	05/01/23	7
9,000,000	h	FGLMC	3.500	10/15/30	9,491
16,000,000	h	FGLMC	3.000	11/15/30	16,619
22,756		FGLMC	8.000	01/01/31	26
535,256		FGLMC	4.500	07/01/33	582
949,423		FGLMC	5.500	09/01/33	1,073
852,687		FGLMC	5.500	09/01/33	962
1,365,434		FGLMC	5.500	12/01/33	1,523
3,281,422		FGLMC	7.000	12/01/33	3,893
1,162,626		FGLMC	7.000	05/01/35	1,380
156,560		FGLMC	5.000	02/01/36	172
2,311		FGLMC	6.500	05/01/36	3
804,163		FGLMC	5.000	07/01/39	883
3,503,072		FGLMC	4.500	11/01/40	3,881
3,941,888		FGLMC	4.500	12/01/40	4,354
7,315,360		FGLMC	3.500	04/01/44	7,689
9,856,838		FGLMC	4.000	08/01/44	10,661
8,357,651		FGLMC	4.000	09/01/44	9,055
960,196		FGLMC	4.500	10/01/44	1,069
1,422,741		FGLMC	4.500	11/01/44	1,584
1,116,315		FGLMC	4.500	11/01/44	1,243
888,827		FGLMC	4.500	12/01/44	990
575,238		FGLMC	4.500	12/01/44	631
3,961,800		FGLMC	3.500	04/01/45	4,154
8,925,020		FGLMC	3.500	07/01/45	9,317
15,078,924		FGLMC	3.500	09/01/45	15,713
16,650,000	h	FGLMC	3.500	10/01/45	17,437
10,000,000	h	FGLMC	3.000	10/15/45	10,110
19,000,000	h	FGLMC	4.000	10/15/45	20,229
11,565		Federal National Mortgage Association (FNMA)	8.000	03/01/23	12
31,954		FNMA	8.000	07/01/24	38
1,918,092	h	FNMA	3.000	01/01/30	2,000
2,515,414	h	FNMA	3.000	06/01/30	2,624
4,199,910	h	FNMA	3.000	07/01/30	4,381
6,396,174		FNMA	2.500	08/01/30	6,529
18,000,000	h	FNMA	2.500	10/25/30	18,356
11,000,000	h	FNMA	3.000	10/25/30	11,456
360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,000,000	h	FNMA	3.500%	10/25/30	$6,338
16,000,000	h	FNMA	2.500	11/25/30	16,289
435,542		FNMA	6.500	07/01/32	505
219,603		FNMA	4.500	03/25/33	224
3,829,424		FNMA	5.000	06/01/33	4,240
8,343,959		FNMA	5.000	10/01/33	9,238
4,500,000		FNMA	3.000	10/25/33	4,558
481,429		FNMA	5.000	11/01/33	530
83,944		FNMA	7.000	01/01/34	91
2,147,566		FNMA	5.500	03/01/34	2,420
8,468,124		FNMA	3.000	01/01/35	8,787
6,999,425		FNMA	5.000	05/01/35	7,725
4,474,920		FNMA	5.000	10/01/35	4,931
1,686,090		FNMA	5.500	08/01/37	1,896
799,254		FNMA	6.000	09/01/37	920
811,505		FNMA	6.000	09/01/37	931
235,040		FNMA	6.500	09/01/37	269
903,786		FNMA	5.500	01/01/38	1,018
18,376		FNMA	6.500	02/01/38	21
3,727,984		FNMA	5.500	11/01/38	4,346
5,812,787		FNMA	5.500	12/01/38	6,601
35,126		FNMA	4.500	04/01/39	39
446,426		FNMA	4.000	07/01/39	482
1,975,356		FNMA	5.500	08/01/39	2,237
787,542		FNMA	4.500	10/01/39	856
70,889		FNMA	4.500	02/01/40	78
867,413		FNMA	4.500	06/01/40	943
728,407		FNMA	5.000	08/01/40	804
3,530,010		FNMA	5.000	09/01/40	3,894
674,112		FNMA	4.500	10/01/40	733
149,745		FNMA	4.500	11/01/40	164
1,309,472		FNMA	4.500	11/01/40	1,421
1,885,879		FNMA	4.500	11/01/40	2,050
280,937		FNMA	4.500	01/01/41	310
232,178		FNMA	4.500	02/01/41	255
5,273,310		FNMA	5.000	05/01/41	5,827
241,411		FNMA	4.500	06/01/41	266
262,575		FNMA	4.500	06/01/41	288
998,242		FNMA	5.000	06/01/41	1,106
6,741,989		FNMA	3.000	08/25/41	6,977
3,045,847	h	FNMA	4.500	11/01/41	3,313
453,679		FNMA	4.500	12/01/41	497
15,682,849		FNMA	5.500	12/01/41	17,930
265,785		FNMA	4.500	01/01/42	291
2,401,947		FNMA	3.500	02/01/42	2,513
272,192		FNMA	4.500	04/01/42	298
3,058,703		FNMA	4.500	04/01/42	3,326
317,964		FNMA	4.500	06/01/42	349
247,206		FNMA	4.500	07/01/42	273
6,757,368	i	FNMA	0.694	08/25/42	6,810
11,471,202		FNMA	3.000	10/01/42	11,678
207,070		FNMA	3.000	10/01/42	211
211,397		FNMA	3.000	10/01/42	215
361

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$534,620		FNMA	3.000%	11/01/42	$544
6,227,739	i	FNMA	0.594	11/25/42	6,229
7,146,953		FNMA	3.500	11/25/42	1,339
261,267		FNMA	3.000	12/01/42	265
33,634		FNMA	3.000	12/01/42	34
3,837,818		FNMA	3.000	01/01/43	3,903
8,515,262		FNMA	3.000	01/01/43	8,662
600,907		FNMA	3.000	02/01/43	611
5,131,927		FNMA	3.000	02/01/43	5,221
10,834,145		FNMA	3.000	02/01/43	11,021
124,998		FNMA	3.000	02/01/43	127
143,005		FNMA	3.000	03/01/43	145
222,970		FNMA	3.000	03/01/43	227
123,181		FNMA	3.000	03/01/43	125
614,399		FNMA	3.000	03/01/43	624
4,102,230	i	FNMA	0.544	03/25/43	4,099
148,509		FNMA	3.000	04/01/43	151
53,859		FNMA	3.000	04/01/43	55
13,681		FNMA	3.000	04/01/43	14
67,474		FNMA	3.000	04/01/43	69
184,141		FNMA	3.000	04/01/43	187
322,872		FNMA	3.000	04/01/43	328
205,396		FNMA	3.000	04/01/43	209
301,397		FNMA	3.000	04/01/43	307
156,415		FNMA	3.000	04/01/43	159
4,526,399		FNMA	3.000	05/01/43	4,594
13,210,595		FNMA	4.000	11/01/43	14,339
5,364,232		FNMA	4.000	04/01/44	5,790
3,346,672		FNMA	4.000	06/01/44	3,612
2,479,373		FNMA	4.000	06/01/44	2,675
12,921,981		FNMA	4.500	06/01/44	14,323
1,360,795		FNMA	4.500	06/01/44	1,509
2,417,044		FNMA	4.000	07/01/44	2,608
966,623		FNMA	4.000	07/01/44	1,043
1,198,745		FNMA	4.000	08/01/44	1,294
7,960,216		FNMA	4.000	08/01/44	8,589
2,866,493		FNMA	4.000	08/01/44	3,093
4,397,763		FNMA	4.000	08/01/44	4,745
2,965,622		FNMA	4.500	08/01/44	3,287
706,244		FNMA	4.000	09/01/44	762
833,732		FNMA	4.000	09/01/44	900
4,291,921		FNMA	4.000	10/01/44	4,630
6,901,825		FNMA	4.500	10/01/44	7,651
2,055,062	h	FNMA	3.500	11/01/44	2,150
14,017,854		FNMA	4.500	11/01/44	15,536
5,760,659		FNMA	4.000	12/01/44	6,216
2,508,995		FNMA	4.000	12/01/44	2,717
3,132,989		FNMA	4.000	12/01/44	3,391
2,949,101		FNMA	4.500	12/01/44	3,269
3,020,409		FNMA	4.000	01/01/45	3,259
4,895,056		FNMA	3.500	02/01/45	5,121
351,121		FNMA	3.500	03/01/45	369
586,902		FNMA	3.500	03/01/45	613
362

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$848,414		FNMA	4.500%	03/01/45	$941
911,704		FNMA	4.000	05/01/45	984
2,034,672		FNMA	4.000	06/01/45	2,196
15,000,000	h	FNMA	3.000	10/25/45	15,210
30,000,000	h	FNMA	3.500	10/25/45	31,305
22,000,000	h	FNMA	4.500	10/25/45	23,853
6,000,000	h	FNMA	5.000	10/25/45	6,612
21,000,000	h	FNMA	3.000	11/25/45	21,249
32,000,000	h	FNMA	3.500	11/25/45	33,321
46,000,000	h	FNMA	4.000	11/25/45	48,986
30,000,000	h	FNMA	4.500	11/25/45	32,500
51,000,000	h	FNMA	3.500	12/25/45	52,990
13,000,000	h	FNMA	5.000	12/25/45	14,304
6,958		Government National Mortgage Association (GNMA)	9.000	12/15/17	7
3,893,403		GNMA	2.300	10/15/19	3,898
7,776		GNMA	8.000	06/15/22	8
21,026		GNMA	6.500	08/15/23	24
8,179		GNMA	6.500	08/15/23	9
6,938,758		GNMA	2.580	08/15/25	7,170
100,545		GNMA	6.500	05/20/31	121
8,984,605		GNMA	2.640	01/15/33	9,278
12,574,039		GNMA	2.690	06/15/33	12,926
235,528		GNMA	5.500	07/15/33	269
10,000,000		GNMA	3.700	10/15/33	10,802
135,973		GNMA	6.000	10/20/36	154
143,545		GNMA	6.000	01/20/37	163
531,200		GNMA	5.500	02/15/37	601
779,717		GNMA	6.000	02/20/37	884
348,963		GNMA	5.000	04/15/38	387
259,578		GNMA	6.000	08/20/38	291
545,549		GNMA	6.500	11/20/38	641
503,818		GNMA	5.000	07/20/39	560
4,825,782		GNMA	4.500	09/20/39	5,351
8,847,757		GNMA	3.700	08/15/40	9,660
18,806,875		GNMA	3.500	10/20/42	3,957
4,383,380		GNMA	3.500	07/15/43	4,614
1,036,746		GNMA	3.500	02/15/45	1,092
4,932,129	h	GNMA	4.000	04/15/45	5,273
3,509,275	h	GNMA	4.000	04/15/45	3,752
5,245,812	h	GNMA	4.000	04/15/45	5,617
10,923,246	h	GNMA	4.000	05/15/45	11,679
29,000,000	h	GNMA	3.000	10/20/45	29,608
45,000,000	h	GNMA	3.500	10/20/45	47,057
17,000,000	h	GNMA	3.500	10/20/45	17,816
33,000,000	h	GNMA	4.000	10/20/45	35,279
22,000,000		GNMA	3.500	10/24/45	22,992
37,000,000		GNMA	4.000	10/24/45	39,469
29,000,000	h	GNMA	3.500	11/20/45	30,325
31,000,000	h	GNMA	3.000	12/20/45	31,519
		TOTAL MORTGAGE BACKED			1,206,706

MUNICIPAL BONDS - 3.9%
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	5,191
363

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,790,000		Bay Area Water Supply & Conservation Agency	2.535%	10/01/21	$3,832
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,657
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,164
675,000		California Earthquake Authority	1.194	07/01/16	677
7,465,000		California Earthquake Authority	2.805	07/01/19	7,602
13,000,000		California Housing Finance Agency	2.966	08/01/22	13,090
6,165,000	g	California Pollution Control Financing Authority	5.000	07/01/27	6,405
8,020,000	g	California Pollution Control Financing Authority	5.000	07/01/37	8,274
2,500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	2,574
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,763
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,387
8,850,000		City of Austin TX Water & Wastewater System Revenue	1.933	05/15/19	8,900
2,750,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,775
6,500,000		City of Chicago IL	7.750	01/01/42	6,508
7,280,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	7,515
4,000,000		City of Dallas, TX	5.078	02/15/22	4,614
700,000		City of Eugene, OR	6.320	08/01/22	811
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	12,988
10,095,000		City of Houston TX Utility System Revenue	2.923	05/15/21	10,592
2,200,000		City of Jersey City NJ	1.509	09/01/16	2,210
2,180,000		City of Jersey City NJ	1.829	09/01/17	2,183
500,000		City of Jersey City NJ	2.079	09/01/18	502
925,000		City of Jersey City NJ	2.423	09/01/19	930
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	998
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,144
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,308
15,000,000		Commonwealth of Massachusetts	5.000	08/01/33	17,310
5,000,000		Commonwealth of Massachusetts	5.456	12/01/39	6,012
755,000		County of Mercer, NJ	5.380	02/01/17	785
23,500,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	23,778
3,525,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	3,824
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	13,166
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,083
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,242
4,135,000		Greene County OH	2.720	12/01/21	4,181
4,365,000		Greene County OH	3.120	12/01/23	4,404
4,615,000		Greene County OH	3.270	12/01/24	4,639
4,755,000		Greene County OH	3.420	12/01/25	4,770
1,700,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,872
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	995
540,000		Lavaca-Navidad River Authority	3.850	08/01/26	548
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,340
4,600,000		Massachusetts Housing Finance Agency	4.782	12/01/20	4,729
5,400,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	6,252
3,500,000		Metropolitan Council	1.750	09/01/20	3,509
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	3,000
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,595
750,000		Metropolitan Water Reclamation District of Greater Chicago	2.229	12/01/16	760
1,590,000		Michigan Finance Authority	5.000	07/01/16	1,636
8,945,000		Michigan Finance Authority	5.000	07/01/22	10,324
8,000,000		Michigan Finance Authority	5.000	07/01/22	9,212
500,000		Michigan Finance Authority	5.000	07/01/22	566
364

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$515,000		Michigan Finance Authority	5.000%	07/01/29	$559
2,500,000		Michigan Finance Authority	5.000	07/01/30	2,696
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,146
1,590,000		New York State Energy Research & Development Authority	2.372	07/01/19	1,625
1,285,000		New York State Energy Research & Development Authority	2.772	07/01/20	1,328
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,677
1,200,000		New York State Environmental Facilities Corp	2.005	06/15/19	1,206
1,220,000		New York State Environmental Facilities Corp	2.595	06/15/21	1,241
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,282
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,247
2,120,000		New York State Environmental Facilities Corp	3.520	07/15/27	2,171
500,000		New York State Environmental Facilities Corp	3.684	12/15/29	496
800,000		New York State Environmental Facilities Corp	5.807	06/15/39	1,022
2,475,000		New York State Urban Development Corp	6.500	12/15/18	2,715
2,230,000		Newport News Economic Development Authority	5.640	01/15/29	2,258
270,000		Newport News Economic Development Authority	5.640	01/15/29	272
1,250,000	g	Niagara Area Development Corp	4.000	11/01/24	1,258
4,750,000		Northern California Power Agency	4.320	07/01/24	5,126
2,450,000		Ohio State Water Development Authority	4.879	12/01/34	2,750
6,500,000	i	Ohio State Water Development Authority	0.381	05/01/38	6,500
700,000		Oklahoma Water Resources Board	3.071	04/01/22	734
1,220,000		Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	1,226
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	1,017
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.787	01/01/18	1,028
1,000,000		Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	1,043
1,070,000		Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,126
1,000,000		South Dakota Conservancy District	1.620	08/01/18	1,008
3,330,000		South Dakota Conservancy District	1.648	08/01/18	3,389
2,920,000		South Dakota Conservancy District	1.898	08/01/19	2,969
38,830,000		State of California	3.750	10/01/37	39,363
7,050,000		State of California	4.988	04/01/39	7,387
5,000,000		State of Connecticut	5.090	10/01/30	5,542
5,570,000		State of Illinois	4.350	06/01/18	5,700
9,000,000		State of Illinois	5.520	04/01/38	7,993
4,505,000		State of Michigan	3.375	12/01/20	4,838
4,405,000		State of Michigan	3.590	12/01/26	4,539
2,500,000		State of Ohio	5.412	09/01/28	2,999
3,265,000		State of Texas	4.900	08/01/20	3,274
5,000,000		State of Texas	6.072	10/01/29	5,693
2,025,000		State of Texas	3.576	08/01/34	1,943
3,370,000		State of Texas	3.726	08/01/43	3,291
1,985,000		State of Washington	5.050	01/01/18	1,989
3,000		State of Wisconsin	5.700	05/01/26	4
18,480,000		Suffolk County Water Authority	3.500	06/01/39	18,391
2,280,000		Tampa Bay Water	2.612	10/01/25	2,259
3,225,000		Tampa Bay Water	2.782	10/01/26	3,173
3,000,000		Tampa Bay Water	2.952	10/01/27	2,922
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	6,124
3,035,000		University of California	3.809	05/15/28	3,093
365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$11,400,000		University of California	4.009%	05/15/30	$11,507
6,500,000	i	University of California	0.697	07/01/41	6,499
1,000,000		University of Cincinnati	3.250	06/01/29	999
1,560,000		University of Cincinnati	3.650	06/01/34	1,560
1,615,000		University of Cincinnati	3.700	06/01/35	1,615
18,000,000		University of New Mexico	3.532	06/20/32	17,962
17,500,000		University of Virginia	3.570	04/01/45	17,528
1,000,000		Washington County Clean Water Services	5.078	10/01/24	1,183
600,000		West Virginia Water Development Authority	5.000	11/01/21	703
1,345,000		West Virginia Water Development Authority	5.000	11/01/22	1,592
1,000,000		West Virginia Water Development Authority	5.000	11/01/23	1,193
		TOTAL MUNICIPAL BONDS			508,099

U.S. TREASURY SECURITIES - 2.3%
6,000,000		United States Treasury Bond	3.125	02/15/43	6,287
50,000,000		United States Treasury Bond	2.875	05/15/43	49,863
1,000,000		United States Treasury Bond	3.375	05/15/44	1,098
39,165,000		United States Treasury Bond	3.000	05/15/45	40,109
7,565,000		United States Treasury Note	0.250	12/31/15	7,568
2,000,000		United States Treasury Note	0.625	07/15/16	2,005
2,200,000		United States Treasury Note	0.500	11/30/16	2,201
4,890,000		United States Treasury Note	0.500	02/28/17	4,890
8,500,000		United States Treasury Note	0.625	08/31/17	8,500
34,805,000		United States Treasury Note	1.000	09/15/18	34,887
1,030,000		United States Treasury Note	1.625	04/30/19	1,049
62,865,000		United States Treasury Note	1.375	09/30/20	62,855
4,150,000		United States Treasury Note	2.000	07/31/22	4,222
4,500,000		United States Treasury Note	1.750	09/30/22	4,498
12,234,500		United States Treasury Note	1.625	11/15/22	12,119
56,555,000		United States Treasury Note	2.000	08/15/25	56,283
		TOTAL U.S. TREASURY SECURITIES			298,434

		TOTAL GOVERNMENT BONDS			3,141,641
		(Cost $3,073,872)

STRUCTURED ASSETS - 3.5%

ASSET BACKED - 1.6%
7,708,611	g	Alterna Funding I LLC	1.639	02/15/21	7,682
		Series - 2014 1A (Class NOTE)
884,749	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	880
		Series - 2005 HE7 (Class M2)
4,965,277	i	Asset-Backed Pass-Through Certificates	1.036	01/25/35	4,743
		Series - 2004 R12 (Class M1)
4,500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	4,544
		Series - 2010 5A (Class B)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	4,043
		Series - 2011 5A (Class C)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	4,139
		Series - 2011 5A (Class B)
925,000	i	Basic Asset Backed Securities Trust	0.504	04/25/36	822
		Series - 2006 1 (Class A3)
182,633	i	Bear Stearns Asset Backed Securities Trust	0.934	11/25/39	182
		Series - 2005 SD3 (Class 2A1)
4,000,000	g	Capital Automotive REIT	3.660	10/15/44	4,069
		Series - 2014 1A (Class A)
366

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,001,302	i	Chase Funding Loan Acquisition Trust	1.049%	06/25/34	$3,661
		Series - 2004 OPT1 (Class M1)
7,465,735	i	Connecticut Avenue Securities	1.694	02/25/25	7,483
		Series - 2015 C01 (Class 1M1)
5,970,000	g	DB Master Finance LLC	3.262	02/20/45	6,005
		Series - 2015 1A (Class A2I)
1,715,000	g,i	DB/UBS Mortgage Trust	5.735	11/10/46	1,912
		Series - 2011 LC1A (Class C)
12,561,250	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	12,938
		Series - 2012 1A (Class A2)
20,486,915	g	HERO Funding Trust	3.840	09/21/40	20,519
		Series - 2015 1A (Class A)
4,012,513	g	HERO Funding Trust	3.990	09/21/40	4,063
		Series - 2014 2A (Class A)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	548
		Series - 2010 1A (Class B3)
1,539,733	i	Lehman XS Trust	0.444	02/25/36	1,469
		Series - 2006 1 (Class 1A1)
4,381,273	i	Lehman XS Trust	6.500	06/25/46	3,383
		Series - 2006 13 (Class 2A1)
922,124	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.974	01/25/36	916
		Series - 2005 WCH1 (Class M2)
238,370	i	Residential Asset Mortgage Products, Inc	5.470	09/25/33	245
		Series - 2003 RZ5 (Class A7)
96,539	i	Residential Asset Securities Corp	0.839	04/25/35	97
		Series - 2005 KS3 (Class M3)
326,556	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	327
		Series - 2006 HI1 (Class M1)
200,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	206
		Series - 2006 HI1 (Class M2)
3,800,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	3,809
		Series - 2013 1 (Class C)
374,553	i	Securitized Asset Backed Receivables LLC	0.494	10/25/35	371
		Series - 2006 OP1 (Class A2C)
1,491,682	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	1,512
		Series - 2012 2A (Class B)
1,161,861	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	1,153
		Series - 2013 1A (Class A)
6,514,586	g	SolarCity LMC	4.590	04/20/44	6,642
		Series - 2014 1 (Class A)
29,320,318	g	SolarCity LMC	4.020	07/20/44	28,894
		Series - 2014 2 (Class A)
219,276	i	Soundview Home Equity Loan Trust	0.494	11/25/35	218
		Series - 2005 OPT3 (Class A4)
11,038,243	g	SpringCastle America Funding LLC	2.700	05/25/23	11,053
		Series - 2014 AA (Class A)
5,781,201	i	Structured Asset Securities Corp Mortgage Loan Trust	1.699	04/25/35	5,494
		Series - 2005 7XS (Class 2A1A)
22,500,000		Toyota Auto Receivables Owner Trust	1.270	05/15/19	22,525
		Series - 2015 B (Class A3)
22,500,000		Toyota Auto Receivables Owner Trust	1.740	09/15/20	22,740
		Series - 2015 B (Class A4)
503,045	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	512
		Series - 2006 N1 (Class N1)
367

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$597,683	g,i	Wachovia Loan Trust	0.554%	05/25/35	$581
		Series - 2005 SD1 (Class A)
108,801	i	Wells Fargo Home Equity Trust	0.334	07/25/36	109
		Series - 2006 2 (Class A3)
4,000,000	g	Wendys Funding LLC	3.371	06/15/45	4,019
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			204,508

OTHER MORTGAGE BACKED - 1.9%
1,800,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	1,803
		Series - 2006 6 (Class B)
3,050,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	3,157
		Series - 2007 1 (Class AM)
5,416,386	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	5,614
		Series - 2007 1 (Class AMFX)
760,000	i	Banc of America Commercial Mortgage Trust	5.809	02/10/51	783
		Series - 2007 4 (Class AJ)
6,000,000	g	BBCMS Trust	3.593	09/15/32	6,259
		Series - 2015 MSQ (Class A)
6,000,000	g,i	BBCMS Trust	3.894	09/15/32	6,261
		Series - 2015 MSQ (Class B)
2,590,000	i	Bear Stearns Commercial Mortgage Securities	6.116	09/11/42	2,740
		Series - 2007 T28 (Class AJ)
2,500,000	i	Bear Stearns Commercial Mortgage Securities	5.878	06/11/50	2,561
		Series - 2007 PW17 (Class AJ)
1,225,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	1,245
		Series - 2006 C4 (Class AJ)
3,925,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	4,004
		Series - 2007 C3 (Class AJ)
2,575,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	2,735
		Series - 2007 C3 (Class AM)
2,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	2,899
		Series - 2007 C2 (Class AMFX)
3,500,000	g,i	COMM 2007-C9 Mortgage Trust	5.989	12/10/49	3,451
		Series - 2007 C9 (Class G)
4,000,000	i	COMM Mortgage Trust	5.796	12/10/49	4,154
		Series - 2007 C9 (Class B)
4,765,000	i	Commercial Mortgage Trust	5.238	04/10/37	4,762
		Series - 2005 GG5 (Class AJ)
6,317,426	i	Commercial Mortgage Trust	5.867	12/10/49	6,672
		Series - 2007 GG11 (Class AM)
610,485		Countrywide Alternative Loan Trust	5.500	08/25/16	618
		Series - 2004 30CB (Class 1A15)
2,775,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	2,841
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	6,153
		Series - 2007 C4 (Class AJ)
1,500,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	1,558
		Series - 2006 C5 (Class AM)
3,500,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	3,596
		Series - 2009 RR1 (Class A3C)
8,450,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	8,706
		Series - 2007 C2 (Class AJ)
368

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$280,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100%	08/15/38	$280
		Series - 2005 C5 (Class C)
3,500,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.230	12/15/40	3,504
		Series - 2005 C6 (Class B)
2,000,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	2,258
		Series - 2006 OMA (Class D)
500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	519
		Series - 2007 C1 (Class AM)
3,660,000	i	GMAC Commercial Mortgage Securities, Inc	4.984	12/10/41	3,766
		Series - 2004 C3 (Class C)
2,535,000	g,i	GS Mortgage Securities Corp II	5.359	12/10/43	2,820
		Series - 2010 C2 (Class B)
1,500,000	i	GS Mortgage Securities Trust	5.553	04/10/38	1,504
		Series - 2006 GG6 (Class B)
1,750,000	i	GS Mortgage Securities Trust	5.629	04/10/38	1,749
		Series - 2006 GG6 (Class C)
1,335,700	i	Harborview Mortgage Loan Trust	0.436	07/19/47	1,090
		Series - 2007 4 (Class 2A1)
746,903	i	Impac CMB Trust	0.854	03/25/35	697
		Series - 2004 11 (Class 2A1)
3,780,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	3,789
		Series - 2005 LDP2 (Class C)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.734	02/15/46	2,118
		Series - 2011 C3 (Class E)
3,025,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.457	07/15/46	3,292
		Series - 2011 C4 (Class C)
5,052,152		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	5,192
		Series - 2006 LDP9 (Class A1A)
2,639,215	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,812
		Series - 2007 LD12 (Class AM)
1,500,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	1,497
		Series - 2006 C3 (Class C)
2,500,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	2,570
		Series - 2007 C1 (Class AJ)
700,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	708
		Series - 2007 C1 (Class C)
3,390,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	3,356
		Series - 2007 C1 (Class D)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	796
		Series - 2007 C6 (Class AM)
8,546,590	g,i	LVII Resecuritization Trust	2.997	07/31/47	8,547
		Series - 2015 A (Class A)
645,000	i	Merrill Lynch Mortgage Trust	6.475	02/12/51	694
		Series - 0 C1 (Class AJA)
2,750,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	2,831
		Series - 2007 6 (Class AM)
855,000	g,i	Morgan Stanley Capital I Trust	6.017	08/12/41	874
		Series - 2006 T23 (Class B)
3,000,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	3,058
		Series - 2006 HQ10 (Class AJ)
2,111,000	i	Morgan Stanley Capital I Trust	5.834	10/15/42	2,152
		Series - 2006 IQ11 (Class AJ)
369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$710,000	g,i	Morgan Stanley Capital I Trust	5.564%	09/15/47	$760
		Series - 2011 C1 (Class D)
6,000,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	6,106
		Series - 2007 HQ12 (Class C)
1,600,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	1,604
		Series - 2007 IQ15 (Class AJ)
9,500,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	10,077
		Series - 2007 IQ15 (Class AM)
4,000,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	3,818
		Series - 2007 IQ16 (Class AJFX)
17,385,000	g	OBP Depositor LLC Trust	4.646	07/15/45	19,252
		Series - 2010 OBP (Class A)
72,758		Residential Accredit Loans, Inc	4.350	03/25/34	73
		Series - 2004 QS4 (Class A1)
2,678,906	i	Structured Agency Credit Risk Debt Note (STACR)	1.444	01/25/25	2,679
		Series - 2015 DN1 (Class M1)
7,375,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.594	01/25/25	7,464
		Series - 2015 DN1 (Class M2)
10,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.394	03/25/25	10,000
		Series - 2015 HQ1 (Class M2)
750,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.994	03/25/25	728
		Series - 2015 HQ1 (Class M3)
5,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.407	12/15/43	4,848
		Series - 2007 C30 (Class AMFL)
4,585,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	4,766
		Series - 2007 C30 (Class AM)
890,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	949
		Series - 2007 C34 (Class AM)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	6.143	05/15/46	1,759
		Series - 2007 C34 (Class AJ)
1,975,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	2,076
		Series - 2007 C31 (Class AM)
1,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	1,527
		Series - 2007 C31 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	996
		Series - 2007 C31 (Class B)
700,000	i	Wachovia Bank Commercial Mortgage Trust	5.860	04/15/47	681
		Series - 2007 C31 (Class C)
4,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	4,215
		Series - 2007 C32 (Class AMFX)
875,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	854
		Series - 2007 C32 (Class B)
12,830,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	13,149
		Series - 2007 C32 (Class AJ)
510,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	544
		Series - 2007 C33 (Class AM)
6,201,962	i	WaMu Mortgage Pass-Through Certificates	0.624	10/25/45	5,575
		Series - 2005 AR13 (Class A1B2)
2,280,851	i	WaMu Mortgage Pass-Through Certificates	0.544	12/25/45	2,030
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			251,575

		TOTAL STRUCTURED ASSETS			456,083
		(Cost $454,791)

		TOTAL BONDS			5,147,926
		(Cost $5,080,606)
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 58.7%

AUTOMOBILES & COMPONENTS - 1.6%
66,500		Aisin Seiki Co Ltd	$2,231
159,826		Bayerische Motoren Werke AG.	13,944
58,860		Bayerische Motoren Werke AG. (Preference)	4,048
2,283		Delphi Automotive plc	174
287,282		Denso Corp	12,169
2,779,908		Ford Motor Co	37,723
315,803		Fuji Heavy Industries Ltd	11,364
1,026,012		GKN plc	4,168
234,290		Harley-Davidson, Inc	12,862
617,680		Honda Motor Co Ltd	18,436
682,420		Johnson Controls, Inc	28,225
136,815		Magna International, Inc (Class A)	6,562
460,400		Mazda Motor Corp	7,275
539,600		Mitsubishi Motors Corp	4,127
59,514	*	Modine Manufacturing Co	468
1,537,800		Nissan Motor Co Ltd	14,139
164,930		Renault S.A.	11,900
9,200		Stanley Electric Co Ltd	184
162,100		Sumitomo Electric Industries Ltd	2,074
98,889	*,e	Tesla Motors, Inc	24,564
98,500		Toyota Industries Corp	4,686
96,100		Yamaha Motor Co Ltd	1,933
		TOTAL AUTOMOBILES & COMPONENTS	223,256

BANKS - 4.0%
4,579		Ameris Bancorp	132
18,981		Apollo Residential Mortgage	240
1,165		Arrow Financial Corp	31
51,058		Associated Banc-Corp	918
4,424		Astoria Financial Corp	71
1,050,547		Australia & New Zealand Banking Group Ltd	20,072
4,862,579		Banca Intesa S.p.A.	17,178
403,382		Banca Intesa S.p.A. RSP	1,300
2,159,479		Banco Bilbao Vizcaya Argentaria S.A.	18,260
930,596		Bank Hapoalim Ltd	4,683
38,983		Bank Mutual Corp	299
25,289	e	Bank of Hawaii Corp	1,606
96,962		Bank of Montreal	5,288
407,320		Bank of Nova Scotia	17,956
3,264		Bank of the Ozarks, Inc	143
14,955		Banner Corp	714
958,807		BB&T Corp	34,134
23,015		BBCN Bancorp, Inc	346
371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
326		Bendigo Bank Ltd	$2
1,202	*	Beneficial Bancorp, Inc	16
17,633		Berkshire Hills Bancorp, Inc	486
3,481	e	BOK Financial Corp	225
43,413		Boston Private Financial Holdings, Inc	508
9,648		Brookline Bancorp, Inc	98
10,759	*,m	CaixaBank S.A.	42
2,735		Camden National Corp	110
5,386	e	Canadian Imperial Bank of Commerce/Canada	387
28,343	*	Capital Bank Financial Corp	857
7,221		Capitol Federal Financial	88
5,264		Cardinal Financial Corp	121
3,360		Cathay General Bancorp	101
27,540		Centerstate Banks of Florida, Inc	405
148,485		CIT Group, Inc	5,944
17,464		CoBiz, Inc	227
2,120		Columbia Banking System, Inc	66
164,058		Comerica, Inc	6,743
37,782		Commerce Bancshares, Inc	1,721
461,890		Commonwealth Bank of Australia	23,708
3,936		Community Bank System, Inc	146
1,022,067		Criteria CaixaBank S.A.	3,944
9,127		Cullen/Frost Bankers, Inc	580
33,233	*	Customers Bancorp, Inc	854
66,300		DBS Group Holdings Ltd	757
66,896		DNB NOR Holding ASA	871
10,051		East West Bancorp, Inc	386
32,983	*	FCB Financial Holdings, Inc	1,076
14,531		Federal Agricultural Mortgage Corp (Class C)	377
5,021		First Bancorp (NC)	85
451		First Citizens Bancshares, Inc (Class A)	102
82,277		First Commonwealth Financial Corp	748
2,793		First Community Bancshares, Inc	50
6,726		First Financial Bancorp	128
18,814	e	First Financial Bankshares, Inc	598
24,484		First Interstate Bancsystem, Inc	682
15,572		First Merchants Corp	408
235,971		First Niagara Financial Group, Inc	2,409
16,186		FNB Corp	210
2,590		Glacier Bancorp, Inc	68
2,960		Great Southern Bancorp, Inc	128
5,441		Hancock Holding Co	147
553,500		Hang Seng Bank Ltd	9,984
16,889		Heartland Financial USA, Inc	613
5,270		Heritage Financial Corp	99
16,335		HomeStreet, Inc	377
25,514	*	HomeTrust Bancshares, Inc	473
4,726,500		HSBC Holdings plc	35,655
9,593		IBERIABANK Corp	558
4,148		Independent Bank Corp (MA)	191
1,147		International Bancshares Corp	29
20,614		Investors Bancorp, Inc	254
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
209,613		KBC Groep NV	$13,256
1,087,506		Keycorp	14,148
21,058		Lakeland Bancorp, Inc	234
170,095	e	M&T Bank Corp	20,743
1,800		MB Financial, Inc	59
61,360	*	MGIC Investment Corp	568
597,000		Mitsui Trust Holdings, Inc	2,188
6,775,800		Mizuho Financial Group, Inc	12,675
927,973		National Australia Bank Ltd	19,639
30,802		National Bank Holdings Corp	632
68,401		National Penn Bancshares, Inc	804
996,789		Natixis	5,519
1,500		NBT Bancorp, Inc	40
145,456	e	New York Community Bancorp, Inc	2,627
1,196,417		Nordea Bank AB	13,348
11,094		Northfield Bancorp, Inc	169
57,600	e	OFG Bancorp	503
19,938		Old National Bancorp	278
6,303		Opus Bank	241
22,911		PacWest Bancorp	981
6,688		Peoples Bancorp, Inc	139
2,728		People’s United Financial, Inc	43
7,054		Pinnacle Financial Partners, Inc	349
423,770		PNC Financial Services Group, Inc	37,800
130,498		Popular, Inc	3,945
20,422		PrivateBancorp, Inc	783
53,363		Provident Financial Services, Inc	1,041
244,880		Radian Group, Inc	3,896
4,579		Renasant Corp	150
162,700		Resona Holdings, Inc	829
280,979	e	Royal Bank of Canada (Toronto)	15,536
1,000		S&T Bancorp, Inc	33
3,487	*	Signature Bank	480
183,355		Skandinaviska Enskilda Banken AB (Class A)	1,961
10,441	e	Southside Bancshares, Inc	288
1,073,262		Standard Chartered plc	10,416
7,477		State Bank & Trust Co	155
1,445		Stock Yards Bancorp, Inc	53
474,500		Sumitomo Mitsui Financial Group, Inc	17,993
28,454	*	SVB Financial Group	3,288
47,558		Swedbank AB (A Shares)	1,052
800	*	Texas Capital Bancshares, Inc	42
41,386	*	The Bancorp, Inc	315
560,198		Toronto-Dominion Bank	22,080
4,770	*	Tristate Capital Holdings, Inc	59
1,700		Trustmark Corp	39
9,733		UMB Financial Corp	495
35,151		Umpqua Holdings Corp	573
2,479		Union Bankshares Corp	60
10,908	e	United Bankshares, Inc	414
5,569		United Financial Bancorp, Inc (New)	73
1,053,198		US Bancorp	43,192
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
2,877	*	Walker & Dunlop, Inc	$75
13,956		Webster Financial Corp	497
3,652		WesBanco, Inc	115
5,233	e	Westamerica Bancorporation	233
50,433	*	Western Alliance Bancorp	1,549
1,000,684		Westpac Banking Corp	21,021
32,346		Wilshire Bancorp, Inc	340
1,110		Wintrust Financial Corp	59
37,356		Zions Bancorporation	1,029
		TOTAL BANKS	529,355

CAPITAL GOODS - 4.0%
333,306		3M Co	47,253
6,541		A.O. Smith Corp	426
9,110	e	Advanced Drainage Systems, Inc	264
75,930		Alfa Laval AB	1,243
1,796		American Science & Engineering, Inc	64
310,304		Ametek, Inc	16,235
4,886		Argan, Inc	169
44,954	*	ArvinMeritor, Inc	478
368,000		Asahi Glass Co Ltd	2,150
134,798		Assa Abloy AB	2,418
152,698	*	Atlas Copco AB (A Shares)	3,672
242,593	*	Atlas Copco AB (B Shares)	5,426
102,199		Barnes Group, Inc	3,684
2,120	*	Beacon Roofing Supply, Inc	69
107,493		Bouygues S.A.	3,815
29,997		Briggs & Stratton Corp	579
116,374	*	Builders FirstSource, Inc	1,476
236,170		Bunzl plc	6,337
21,744	*	CAI International, Inc	219
209,354	e	Caterpillar, Inc	13,683
818	e	Chicago Bridge & Iron Co NV	32
815,979		CNH Industrial NV	5,319
321,931		Compagnie de Saint-Gobain	13,972
196,231		Cummins, Inc	21,307
47,600		Daikin Industries Ltd	2,670
473,135		Danaher Corp	40,316
276,872	e	Deere & Co	20,489
925		Dover Corp	53
343,966		Eaton Corp	17,645
4,941		EMCOR Group, Inc	219
4,487		EnerSys	240
16,496	*,e	Enphase Energy, Inc	61
19,159	*	Esterline Technologies Corp	1,377
152,130	e	Fastenal Co	5,569
96,744		Ferrovial S.A.	2,314
215		Flowserve Corp	9
558		Fluor Corp	24
41,392	*	Furmanite Corp	252
21,626		GEA Group AG.	825
21,073		Geberit AG.	6,447
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
20,413		H&E Equipment Services, Inc	$341
62,217		Hexcel Corp	2,791
164,600		Hino Motors Ltd	1,677
83,600	e	Hitachi Construction Machinery Co Ltd	1,120
363,611		Illinois Tool Works, Inc	29,929
134,981		Ingersoll-Rand plc	6,853
500	*	Jacobs Engineering Group, Inc	19
96,000	e	Kawasaki Heavy Industries Ltd	331
1,244,870		Keppel Corp Ltd	5,954
26,450	*,e	KEYW Holding Corp	163
659,800		Komatsu Ltd	9,685
373,612		Koninklijke Philips Electronics NV	8,790
374,000		Kubota Corp	5,147
25,552		Legrand S.A.	1,359
676		Lincoln Electric Holdings, Inc	35
448,795		Masco Corp	11,301
121,857		Meggitt plc	879
1,101	*	Middleby Corp	116
837,100		Mitsubishi Corp	13,721
794,000		Mitsubishi Electric Corp	7,273
6,490	*	MYR Group, Inc	170
83,000		NGK Insulators Ltd	1,588
60,092		Nordson Corp	3,782
89,400		NSK Ltd	867
150,887		Owens Corning, Inc	6,324
287,650		Paccar, Inc	15,007
35,585		Parker Hannifin Corp	3,462
105,679		Pentair plc	5,394
127,194	*,e	Plug Power, Inc	233
151,453		Precision Castparts Corp	34,790
118,919	*	Quanta Services, Inc	2,879
94,188		Rexel S.A.	1,160
30,501		Rockwell Automation, Inc	3,095
95,612		Rockwell Collins, Inc	7,825
36,922		Roper Industries, Inc	5,786
9,907	*	Rush Enterprises, Inc (Class A)	240
238,948		Sandvik AB	2,035
246,179		Schneider Electric S.A.	13,786
84,000		Shimizu Corp	721
43,110		Skanska AB (B Shares)	846
42,500		SKF AB (B Shares)	781
148,101		Smiths Group plc	2,257
153		Snap-On, Inc	23
22,131		Sulzer AG.	2,169
988,600	*	Sumitomo Corp	9,560
5,435		TAL International Group, Inc	74
32,814		Tennant Co	1,844
8,405	*,e	Titan Machinery, Inc	97
72,400		Toyota Tsusho Corp	1,526
45,231		Travis Perkins plc	1,349
39,931	*	United Rentals, Inc	2,398
7,724	*,e	Veritiv Corp	288
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
55,469		Vestas Wind Systems AS	$2,884
264,752		Vinci S.A.	16,835
605,193		Volvo AB (B Shares)	5,797
260	e	W.W. Grainger, Inc	56
15,766	*	Wabash National Corp	167
70,068		Wartsila Oyj (B Shares)	2,780
121,923		Wolseley plc	7,132
20,710		Woodward Governor Co	843
		TOTAL CAPITAL GOODS	525,134

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
2,604		ABM Industries, Inc	71
52,489		Acacia Research (Acacia Technologies)	477
203,949	*	ACCO Brands Corp	1,442
12,234		Administaff, Inc	537
1,518	e	ADT Corp	45
75,021		Aggreko plc	1,082
407,083		Brambles Ltd	2,796
70,920		Bureau Veritas S.A.	1,497
342,986		Capita Group plc	6,229
10,978		CDI Corp	94
9,841		CEB, Inc	673
2,394	*	Copart, Inc	79
218,000		Dai Nippon Printing Co Ltd	2,106
24,020		Deluxe Corp	1,339
68,161		Dun & Bradstreet Corp	7,157
23,123		Equifax, Inc	2,247
2,000		Heidrick & Struggles International, Inc	39
6,421		HNI Corp	275
2,948	*	ICF International, Inc	90
9,308	*	IHS, Inc (Class A)	1,080
19,643		Interface, Inc	441
77,857		Intertek Group plc	2,873
4,335		Kelly Services, Inc (Class A)	61
5,113		Kforce, Inc	134
30,322		Manpower, Inc	2,483
11,581	*	Mistras Group, Inc	149
2,100		Mobile Mini, Inc	65
31,281	*	Navigant Consulting, Inc	498
1,000	*	On Assignment, Inc	37
109,843		R.R. Donnelley & Sons Co	1,599
8,726		Resources Connection, Inc	131
160,537		Robert Half International, Inc	8,213
16,303	*	RPX Corp	224
58,400		Secom Co Ltd	3,512
4,679		SGS S.A.	8,176
1,544	*	SP Plus Corp	36
27,563		Tetra Tech, Inc	670
179,000		Toppan Printing Co Ltd	1,442
3,462		Tyco International plc	116
13,021		Viad Corp	377
21,774		Waste Management, Inc	1,085
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	61,677
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
CONSUMER DURABLES & APPAREL - 1.0%
166,687		Adidas-Salomon AG.	$13,440
407,529		Barratt Developments plc	3,981
27,158	*	Black Diamond, Inc	171
97,796		Burberry Group plc	2,027
87,628		Callaway Golf Co	732
47,248		Christian Dior S.A.	8,852
9,336		Columbia Sportswear Co	549
1,447		CSS Industries, Inc	38
24,000		Electrolux AB (Series B)	678
21,476	e	Ethan Allen Interiors, Inc	567
23,400		Gildan Activewear, Inc	706
11,854		Hanesbrands, Inc	343
536		Hasbro, Inc	39
114,973	*	Kate Spade & Co	2,197
846,900		Matsushita Electric Industrial Co Ltd	8,571
433,141	e	Mattel, Inc	9,122
36,199	*	Meritage Homes Corp	1,322
362	*	Michael Kors Holdings Ltd	15
10,272	*	Mohawk Industries, Inc	1,867
20,763		Movado Group, Inc	536
607		Newell Rubbermaid, Inc	24
416,554		Nike, Inc (Class B)	51,224
126,600	e	Nikon Corp	1,531
28,027		Pandora AS	3,274
50,000		Sekisui Chemical Co Ltd	526
98,400		Sekisui House Ltd	1,541
685,000	*,e	Sharp Corp	786
293,600	*	Sony Corp	7,197
49,518		Taylor Wimpey plc	147
4,442	e	Tupperware Corp	220
50,725	*,e	Under Armour, Inc (Class A)	4,909
11,586	*	Unifi, Inc	345
105,341		VF Corp	7,185
680		Whirlpool Corp	100
458,500		Yue Yuen Industrial Holdings	1,706
		TOTAL CONSUMER DURABLES & APPAREL	136,468

CONSUMER SERVICES - 1.4%
120,218		Accor S.A.	5,637
2,589	*	Ascent Media Corp (Series A)	71
30,700	e	Benesse Corp	821
1,289		Bob Evans Farms, Inc	56
25,421		Brinker International, Inc	1,339
67,510		Choice Hotels International, Inc	3,217
90,565		Darden Restaurants, Inc	6,207
1,346		DineEquity, Inc	123
13,470		Domino’s Pizza, Inc	1,453
7,832	e	Dunkin Brands Group, Inc	384
5,445		Hilton Worldwide Holdings, Inc	125
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
154,379		InterContinental Hotels Group plc	$5,348
10,177	*	Intrawest Resorts Holdings Inc	88
6,202		Marcus Corp	120
270,457		Marriott International, Inc (Class A)	18,445
526,662		McDonald’s Corp	51,892
441,450	*	MGM Resorts International	8,145
52,700	e	Oriental Land Co Ltd	2,943
10,604	*	Popeyes Louisiana Kitchen, Inc	598
35,515		Royal Caribbean Cruises Ltd	3,164
118,640	*	Ruby Tuesday, Inc	737
124,543	*	ServiceMaster Global Holdings, Inc	4,178
29,578		Sonic Corp	679
882,892		Starbucks Corp	50,183
89,029		Starwood Hotels & Resorts Worldwide, Inc	5,919
215,710		TUI AG. (DI)	3,986
93,278		Whitbread plc	6,608
745,304		William Hill plc	3,964
461		Wyndham Worldwide Corp	33
		TOTAL CONSUMER SERVICES	186,463

DIVERSIFIED FINANCIALS - 3.2%
851,347		3i Group plc	6,014
810,062	e	Aberdeen Asset Management plc	3,639
90,400		AEON Financial Service Co Ltd	1,789
30,126	*	Ally Financial, Inc	614
555,308		American Express Co	41,165
1,494		Ameriprise Financial, Inc	163
909,353		Bank of New York Mellon Corp	35,601
106,899		BlackRock, Inc	31,799
1,071,508		Charles Schwab Corp	30,602
308,966		CME Group, Inc	28,654
1,362		Cohen & Steers, Inc	37
4,349	*,e	Credit Acceptance Corp	856
154,308		Deutsche Boerse AG.	13,308
567,210		Discover Financial Services	29,489
34,613		Eurazeo	2,305
129,434		Exor S.p.A.	5,643
366,118		Franklin Resources, Inc	13,642
24,115	*	Green Dot Corp	424
495,795		Hong Kong Exchanges and Clearing Ltd	11,374
68,871		Industrivarden AB	1,210
1,197,616		ING Groep NV	16,929
116,184		IntercontinentalExchange Group, Inc	27,302
502,870		Invesco Ltd	15,705
785,059		Investec plc	6,011
35,326		Investment Technology Group, Inc	471
61,166	e	Janus Capital Group, Inc	832
130,444		Kinnevik Investment AB (Series B)	3,729
62,663		Legg Mason, Inc	2,607
223,908		London Stock Exchange Group plc	8,207
427,000		Mitsubishi UFJ Lease & Finance Co Ltd	1,881
76,231		NASDAQ OMX Group, Inc	4,065
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
16,056		Nelnet, Inc (Class A)	$556
398,742		Northern Trust Corp	27,178
22,527	*	PHH Corp	318
5,879	*	Pico Holdings, Inc	57
10,635	*	Safeguard Scientifics, Inc	165
108,458		Schroders plc	4,609
429,403		State Street Corp	28,860
208,262		T Rowe Price Group, Inc	14,474
4,056		TD Ameritrade Holding Corp	129
1,664		Voya Financial, Inc	65
37,869	*,e	Walter Investment Management Corp	615
19,849		Wendel	2,327
104,555	e	WisdomTree Investments, Inc	1,687
		TOTAL DIVERSIFIED FINANCIALS	427,107

ENERGY - 3.9%
106,644	e	AltaGas Income Trust	2,628
82,098		AMEC plc	892
17,778	*,e	Antero Resources Corp	376
336,724		Apache Corp	13,186
47,113	*,e	Approach Resources, Inc	88
78,800	e	ARC Resources Ltd	1,042
17,093	e	Atwood Oceanics, Inc	253
263,749		Baker Hughes, Inc	13,725
1,323,004		BG Group plc	19,085
67,305	*,e	C&J Energy Services Ltd	237
85,409	*	Callon Petroleum Co	623
193,232		Caltex Australia Ltd	4,266
108,839	*	Cameron International Corp	6,674
3,077	e	CARBO Ceramics, Inc	58
724,228		Cenovus Energy, Inc (Toronto)	10,984
252,826	*	Cheniere Energy, Inc	12,211
61,417		Cimarex Energy Co	6,294
92,211	*,e	Clean Energy Fuels Corp	415
78,612	*,e	Cloud Peak Energy, Inc	207
417,653		Columbia Pipeline Group, Inc	7,639
30,233	*	Concho Resources, Inc	2,972
146,204		ConocoPhillips	7,012
22,745	*	Contango Oil & Gas Co	173
255,515	*	Continental Resources, Inc	7,402
131,304	e	Crescent Point Energy Corp	1,502
5,779		Delek Group Ltd	1,263
2,500		Delek US Holdings, Inc	69
501,497		Devon Energy Corp	18,600
421,224		Enbridge, Inc	15,640
438,388		EnCana Corp	2,822
2,011		Energen Corp	100
72,600	e	Enerplus Resources Fund	354
132,564		Ensco plc	1,866
442,537		EOG Resources, Inc	32,217
40,378		EQT Corp	2,615
1,694	*	FMC Technologies, Inc	52
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
338,031		Galp Energia SGPS S.A.	$3,336
18,384	*,e	Geospace Technologies Corp	254
16,052		Green Plains Renewable Energy, Inc	312
307,564		Hess Corp	15,397
315,600		Inpex Holdings, Inc	2,822
201,413	*	ION Geophysical Corp	79
148,445	e	Keyera Corp	4,088
387,523		Kinder Morgan, Inc	10,727
35,320		Koninklijke Vopak NV	1,412
538,837		Marathon Oil Corp	8,298
555,623		Marathon Petroleum Corp	25,742
21,626	*	Matrix Service Co	486
308,654	*,e	McDermott International, Inc	1,327
141,335	*	MEG Energy Corp	873
421,557		National Oilwell Varco, Inc	15,872
10,984	*	Natural Gas Services Group, Inc	212
174,129		Neste Oil Oyj	4,008
232,452		Noble Energy, Inc	7,015
26,358	*,e	Oasis Petroleum, Inc	229
528,673		Occidental Petroleum Corp	34,972
225,695		OMV AG.	5,492
173,860		Oneok, Inc	5,598
39,397	*	PDC Energy, Inc	2,088
200,031		Petrofac Ltd	2,330
463,484		Phillips 66	35,614
136,604		Pioneer Natural Resources Co	16,616
936,036		Repsol YPF S.A.	10,917
62,233	*,e	Rex Energy Corp	129
7,692	*,e	RigNet, Inc	196
894	*	SEACOR Holdings, Inc	53
80,312	*	Southwestern Energy Co	1,019
856,388		Spectra Energy Corp	22,497
71,318	e	St. Mary Land & Exploration Co	2,285
780,275	*	Statoil ASA	11,376
652,134		Suncor Energy, Inc	17,441
88,722		Superior Energy Services	1,121
15,289		Technip S.A.	724
323,636		Tenaris S.A.	3,891
16,079		Tesco Corp	115
9,750		Tesoro Corp	948
83,049	*	Tetra Technologies, Inc	491
776,354		Tullow Oil plc	1,996
36,311	*,e	Ultra Petroleum Corp	232
27,062	*	Unit Corp	305
58,995		Valero Energy Corp	3,546
481,944	*	Weatherford International Ltd	4,087
91,978		Western Refining, Inc	4,058
16,924	*,e	Westmoreland Coal Co	238
25,522	*	Whiting Petroleum Corp	390
452,279		Williams Cos, Inc	16,666
304,703		Woodside Petroleum Ltd	6,236
83,146		WorleyParsons Ltd	348
		TOTAL ENERGY	512,046
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
FOOD & STAPLES RETAILING - 0.9%
179,300		Aeon Co Ltd	$2,782
181,633		Carrefour S.A.	5,383
41,075		Casino Guichard Perrachon S.A.	2,187
25,015	e	Colruyt S.A.	1,206
32,289		Delhaize Group	2,862
558,408	e	J Sainsbury plc	2,208
59,300		Jeronimo Martins SGPS S.A.	800
56,260		Koninklijke Ahold NV	1,097
862,637		Kroger Co	31,115
66,183		Loblaw Cos Ltd	3,408
71,151		Metro AG.	1,969
5,869	*	Natural Grocers by Vitamin C	133
159,500		Seven & I Holdings Co Ltd	7,278
9,498		Spartan Stores, Inc	246
761,272		Sysco Corp	29,667
3,281,202		Tesco plc	9,114
286,178		Wesfarmers Ltd	7,911
185,888		Whole Foods Market, Inc	5,883
530,416	e	WM Morrison Supermarkets plc	1,335
		TOTAL FOOD & STAPLES RETAILING	116,584

FOOD, BEVERAGE & TOBACCO - 2.3%
377,000		Ajinomoto Co, Inc	7,950
112,409		Aryzta AG.	4,764
293,907		Associated British Foods plc	14,874
29,826		Bunge Ltd	2,186
4,897		Calavo Growers, Inc	219
225,312		Campbell Soup Co	11,419
496,296		Coca-Cola Amatil Ltd	3,146
2,943		Coca-Cola Enterprises, Inc	142
175,846		Coca-Cola HBC AG.	3,722
133,964		ConAgra Foods, Inc	5,427
19,775	*	Darling International, Inc	222
15,387		Dr Pepper Snapple Group, Inc	1,216
14,539		Flowers Foods, Inc	360
635,174		General Mills, Inc	35,652
280,404		Groupe Danone	17,700
2,224		Hormel Foods Corp	141
1,489		J.M. Smucker Co	170
323,360		Kellogg Co	21,520
76,958		Kerry Group plc (Class A)	5,790
92,219		Keurig Green Mountain, Inc	4,808
111,000		Kikkoman Corp	3,057
359,392		Kraft Heinz Co	25,366
1,163		Lindt & Spruengli AG.	6,819
85		Lindt & Spruengli AG. (Registered)	6,030
990		McCormick & Co, Inc	81
75,316		Mead Johnson Nutrition Co	5,302
1,049,099		Mondelez International, Inc	43,926
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
36,400		Nissin Food Products Co Ltd	$1,675
152,793		Orkla ASA	1,130
665,417		PepsiCo, Inc	62,749
63,300		Suntory Beverage & Food Ltd	2,432
396,114		Tate & Lyle plc	3,530
25,700		Toyo Suisan Kaisha Ltd	974
2,039	*	WhiteWave Foods Co (Class A)	82
76,800		Yakult Honsha Co Ltd	3,826
		TOTAL FOOD, BEVERAGE & TOBACCO	308,407

HEALTH CARE EQUIPMENT & SERVICES - 2.1%
6,096		Abaxis, Inc	268
48,000	*	Acadia Healthcare Co, Inc	3,181
5,828		Aceto Corp	160
43,900		Alfresa Holdings Corp	750
8,037	*	Align Technology, Inc	456
54,203	*	Amedisys, Inc	2,058
246,568		AmerisourceBergen Corp	23,421
27,709	*	AMN Healthcare Services, Inc	832
14,038	*	Amsurg Corp	1,091
21,695	*	Angiodynamics, Inc	286
215,956		Anthem, Inc	30,234
14,016	*,e	athenahealth, Inc	1,869
5,674	*	AtriCure, Inc	124
244,083		Becton Dickinson & Co	32,380
36,694	*,e	BioScrip, Inc	69
38,727	*	Brookdale Senior Living, Inc	889
373,176		Cardinal Health, Inc	28,667
141,676	*	Centene Corp	7,683
203,334	*	Cerner Corp	12,192
123,596	*,e	Cerus Corp	561
4,495	e	Chemed Corp	600
226,089		Cigna Corp	30,527
94,399		Coloplast AS	6,693
1,249	e	Computer Programs & Systems, Inc	53
700	*	Cyberonics, Inc	43
568		Dentsply International, Inc	29
42,997	*	Edwards Lifesciences Corp	6,113
928	*	Envision Healthcare Holdings, Inc	34
117,007		Essilor International S.A.	14,295
41,904	*	ExamWorks Group, Inc	1,225
36,895	*,e	GenMark Diagnostics, Inc	290
6,176	*	Greatbatch, Inc	348
4,374	*	Haemonetics Corp	141
16,556	*	Hanger Orthopedic Group, Inc	226
197,615		Healthscope Ltd	355
5,292	*	HealthStream, Inc	115
4,669	*	Healthways, Inc	52
941	*	Henry Schein, Inc	125
10,561	*	HMS Holdings Corp	93
2,900	*	Hologic, Inc	113
133,333		Humana, Inc	23,867
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
62,766	*	Idexx Laboratories, Inc	$4,660
61,900	*	Inverness Medical Innovations, Inc	2,980
5,685	*	IPC The Hospitalist Co, Inc	442
1,970	*	Laboratory Corp of America Holdings	214
2,517		Landauer, Inc	93
22,086	*	LDR Holding Corp	763
2,635	*	LHC Group, Inc	118
56,692	*	LifePoint Hospitals, Inc	4,019
1,730	*	MedAssets, Inc	35
1,474	*	Medidata Solutions, Inc	62
20,209	*	Merit Medical Systems, Inc	483
16,400		Miraca Holdings, Inc	696
38,680	*,e	Molina Healthcare, Inc	2,663
20,225	*	Natus Medical, Inc	798
21,367	*	NxStage Medical, Inc	337
10,655	*	Omnicell, Inc	331
63,605	*	OraSure Technologies, Inc	282
2,718	e	Owens & Minor, Inc	87
86,208		Patterson Cos, Inc	3,729
7,075	*	Providence Service Corp	308
4,910		Quality Systems, Inc	61
8,907	*	Quidel Corp	168
123,061		Ramsay Health Care Ltd	5,076
1,152		Resmed, Inc	59
181,817		Ryman Healthcare Ltd	852
78,658		Select Medical Holdings Corp	849
3,688	*	Sirona Dental Systems, Inc	344
3,035	*	Spectranetics Corp	36
44,483	*,e	Staar Surgical Co	345
994	*	Surgical Care Affiliates, Inc	32
39,900		Suzuken Co Ltd	1,331
95,700		Sysmex Corp	5,054
2,895	*	Triple-S Management Corp (Class B)	52
25,547	*	Universal American Corp	175
725	*	Varian Medical Systems, Inc	53
4,541	*	Vascular Solutions, Inc	147
4,049	*	VCA Antech, Inc	213
33,652	*	Vocera Communications, Inc	384
11,103	*	Wright Medical Group NV	226
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	271,065

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
9,680		Beiersdorf AG.	858
556,004		Colgate-Palmolive Co	35,284
121,560		Estee Lauder Cos (Class A)	9,807
17,435		Henkel KGaA	1,541
57,164		Henkel KGaA (Preference)	5,888
41,500		Kao Corp	1,881
26,354		Kimberly-Clark Corp	2,874
69,929		L’Oreal S.A.	12,155
29,646	*	Medifast, Inc	796
1,053,287		Procter & Gamble Co	75,774
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
181,363		Reckitt Benckiser Group plc	$16,447
14,496		Svenska Cellulosa AB (B Shares)	406
537,314		Unilever NV	21,538
471,335		Unilever plc	19,197
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	204,446

INSURANCE - 3.4%
331,432		ACE Ltd	34,270
295,057		Aegon NV	1,692
533,207		Aflac, Inc	30,995
151,875		Allianz AG.	23,858
1,453,020		AMP Ltd	5,707
10,941		Arthur J. Gallagher & Co	452
79,754		Aspen Insurance Holdings Ltd	3,706
422,667		Assicurazioni Generali S.p.A.	7,733
561,728		Aviva plc	3,842
651,693		AXA S.A.	15,822
30,787		Axis Capital Holdings Ltd	1,654
668,549	*	Berkshire Hathaway, Inc (Class B)	87,179
234,043		Chubb Corp	28,705
177,318		CNP Assurances	2,464
43,494		Delta Lloyd NV	365
2,400		Employers Holdings, Inc	54
279,927		Hartford Financial Services Group, Inc	12,815
537,218		Insurance Australia Group Ltd	1,837
1,916		Kemper Corp	68
35,342		Legal & General Group plc	127
330,289		Marsh & McLennan Cos, Inc	17,248
70,037		Muenchener Rueckver AG.	13,080
2,600		NKSJ Holdings, Inc	76
2,830,172		Old Mutual plc	8,111
15,856		PartnerRe Ltd	2,202
233,299		Principal Financial Group	11,044
397,411		Progressive Corp	12,177
415,037		Prudential Financial, Inc	31,630
814,537		Prudential plc	17,184
2,061		QBE Insurance Group Ltd	19
6,942		Reinsurance Group of America, Inc (Class A)	629
12,747		RenaissanceRe Holdings Ltd	1,355
333,784		RSA Insurance Group plc	2,035
998,241		Standard Life plc	5,863
13,455		Stewart Information Services Corp	550
182,121		Swiss Re Ltd	15,625
172,600		T&D Holdings, Inc	2,039
344,705		Travelers Cos, Inc	34,309
59,778		Zurich Financial Services AG.	14,676
		TOTAL INSURANCE	453,197

MATERIALS - 2.9%
61,387		Agnico-Eagle Mines Ltd	1,556
30,531	e	Agrium, Inc	2,736
105,399		Air Liquide	12,495
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
236,880		Air Products & Chemicals, Inc	$30,221
23,600		Akzo Nobel NV	1,535
4,437		Aptargroup, Inc	293
61,000		Asahi Kasei Corp	430
116,427		Avery Dennison Corp	6,586
63,073		Ball Corp	3,923
287,384		BASF SE	21,980
366,160		Boliden AB	5,733
45,761		Celanese Corp (Series A)	2,708
63,760	*,e	Century Aluminum Co	293
2,372	*	Clearwater Paper Corp	112
131,361		Commercial Metals Co	1,780
158,249		CRH plc	4,178
5,941		DSM NV	274
37,546		Eastman Chemical Co	2,430
295,761		Ecolab, Inc	32,451
5,690	*	Ferro Corp	62
291,240		Fletcher Building Ltd	1,270
69,111	*,e	Flotek Industries, Inc	1,154
28,710	e	Franco-Nevada Corp	1,265
3,622		Givaudan S.A.	5,894
2,623		Globe Specialty Metals, Inc	32
65,302		H.B. Fuller Co	2,216
48,214		HeidelbergCement AG.	3,311
98,716		Holcim Ltd	5,175
4,713	*,e	Horsehead Holding Corp	14
23,190		Innophos Holdings, Inc	919
9,797		International Flavors & Fragrances, Inc	1,012
226,410		International Paper Co	8,556
240,200		JFE Holdings, Inc	3,155
21,680		Johnson Matthey plc	804
95,619		K&S AG.	3,208
830,676	*	Kinross Gold Corp	1,444
669,000		Kobe Steel Ltd	725
7,764	*	Kraton Polymers LLC	139
58,000		Kuraray Co Ltd	723
85,837		Linde AG.	13,942
173,029	*	Louisiana-Pacific Corp	2,464
354,210		LyondellBasell Industries AF S.C.A	29,527
38,519		Minerals Technologies, Inc	1,855
1,828,000		Mitsubishi Materials Corp	5,554
120,960		Mitsui Chemicals, Inc	388
1,024		Mondi plc	22
114,123		Mosaic Co	3,550
9,891		Myers Industries, Inc	133
2,220		Neenah Paper, Inc	129
612,548	*	Newcrest Mining Ltd	5,512
479,400		Nippon Steel Corp	8,736
21,200		Nitto Denko Corp	1,270
1,188,005		Norsk Hydro ASA	3,962
410,519		Nucor Corp	15,415
11,843		PolyOne Corp	348
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
330,460		Potash Corp of Saskatchewan	$6,792
2,189		PPG Industries, Inc	192
249,248		Praxair, Inc	25,388
1,380		Quaker Chemical Corp	106
8,303		Reliance Steel & Aluminum Co	448
106,302		Royal Gold, Inc	4,994
19,955		Schnitzer Steel Industries, Inc (Class A)	270
19,423		Sealed Air Corp	911
52,038		Sherwin-Williams Co	11,593
101,400		Shin-Etsu Chemical Co Ltd	5,200
153,069		Sigma-Aldrich Corp	21,264
240,448		Silver Wheaton Corp	2,890
1,200		Stepan Co	50
74,982	*,e	Stillwater Mining Co	775
454,233		Stora Enso Oyj (R Shares)	3,437
373,000		Sumitomo Chemical Co Ltd	1,886
642,000		Sumitomo Metal Mining Co Ltd	7,293
500,757	e	Teck Cominco Ltd	2,390
305,000		Toray Industries, Inc	2,637
117,300		Toyo Seikan Kaisha Ltd	1,867
18,379		Umicore	709
379,837		UPM-Kymmene Oyj	5,702
59,447	e	Valspar Corp	4,273
4,790		Wausau Paper Corp	31
177,174		WestRock Co	9,114
63,023	*	Worthington Industries, Inc	1,669
		TOTAL MATERIALS	387,480

MEDIA - 1.8%
12,985		Axel Springer AG.	726
53,195	*,e	Charter Communications, Inc	9,354
19,805		Cinemark Holdings, Inc	644
103,369		Clear Channel Outdoor Holdings, Inc (Class A)	737
48,100		Dentsu, Inc	2,469
200,245	*,e	Discovery Communications, Inc (Class A)	5,212
424,758	*	Discovery Communications, Inc (Class C)	10,317
52,293	*,e	DreamWorks Animation SKG, Inc (Class A)	913
11,620	*	Entercom Communications Corp (Class A)	118
80,337		Entravision Communications Corp (Class A)	533
18,968	*	Gray Television, Inc	242
360,953		ITV plc	1,345
1,894		JC Decaux S.A.	69
10,069		John Wiley & Sons, Inc (Class A)	504
1,742	*	Kabel Deutschland Holding AG.	227
15,813		Lagardere S.C.A.	438
20,124	*	Liberty Broadband Corp (Class A)	1,035
4,448	*	Liberty Global plc	183
2,960	*	Liberty Global plc (Class A)	127
17,183	*,e	Media General, Inc	240
177,989		New York Times Co (Class A)	2,102
668,287		Pearson plc	11,423
79,962		ProSiebenSat. Media AG.	3,925
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
244,919		Reed Elsevier plc	$4,201
1,550		Scholastic Corp	60
9,283		Scripps Networks Interactive (Class A)	457
70,790	*,e	Shaw Communications, Inc (B Shares)	1,371
60,413	e	Sinclair Broadcast Group, Inc (Class A)	1,530
1,046,400	e	Singapore Press Holdings Ltd	2,824
223,073		Time Warner Cable, Inc	40,013
515,539		Time Warner, Inc	35,443
263,379		Vivendi Universal S.A.	6,240
711,032		Walt Disney Co	72,667
37,566	e	Wolters Kluwer NV	1,159
694,861		WPP plc	14,466
		TOTAL MEDIA	233,314

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.8%
72,318	*,e	Acadia Pharmaceuticals, Inc	2,392
79,646		Actelion Ltd	10,123
68,836	*,e	Affymetrix, Inc	588
372,711		Agilent Technologies, Inc	12,795
101,464	*,e	Akorn, Inc	2,892
164,361	*	Alexion Pharmaceuticals, Inc	25,704
363,190		Amgen, Inc	50,236
52,153	*	Aratana Therapeutics, Inc	441
1,106,188		Astellas Pharma, Inc	14,319
127,060	*	Biogen Idec, Inc	37,077
52,352	*	BioMarin Pharmaceutical, Inc	5,514
13,123		Bio-Techne Corp	1,213
42,008	*	Bluebird Bio, Inc	3,594
858,570		Bristol-Myers Squibb Co	50,827
39,475	*	Cambrex Corp	1,566
368,103	*	Celgene Corp	39,818
5,290	*	Cempra, Inc	147
57,720	*,e	Cepheid, Inc	2,609
197,200		Chugai Pharmaceutical Co Ltd	6,057
119,600	e	Dainippon Sumitomo Pharma Co Ltd	1,196
77,465	*,e	Depomed, Inc	1,460
49,900	e	Eisai Co Ltd	2,944
46,753	*,e	Endocyte, Inc	214
15,784	*,e	Fluidigm Corp	128
603,910		Gilead Sciences, Inc	59,298
1,416,810		GlaxoSmithKline plc	27,194
4,270	*	Immunogen, Inc	41
121,343	*,e	Immunomedics, Inc	209
20,482	*,e	Inovio Pharmaceuticals, Inc	118
16,163	*	Intra-Cellular Therapies, Inc	647
2,776	*,e	Isis Pharmaceuticals, Inc	112
986,974		Johnson & Johnson	92,134
169,000		Kyowa Hakko Kogyo Co Ltd	2,519
46,272		Lonza Group AG.	6,072
387,535	*,e	MannKind Corp	1,244
1,252,741		Merck & Co, Inc	61,873
114,169		Merck KGaA	10,108
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
2,322	*	Mettler-Toledo International, Inc	$661
55,593	*,e	MiMedx Group, Inc	537
37,564	*	Momenta Pharmaceuticals, Inc	616
170,288	*,e	Nektar Therapeutics	1,866
523,431		Novartis AG.	48,110
549,562		Novo Nordisk AS	29,657
229,539	*,e	Opko Health, Inc	1,930
87,972	*,e	Orexigen Therapeutics, Inc	186
57,817		Orion Oyj (Class B)	2,188
12,565	*	PerkinElmer, Inc	578
48,719	*	Prestige Brands Holdings, Inc	2,200
24,163	*	Prothena Corp plc	1,096
67,703	*	Qiagen NV	1,746
1,405	*	Quintiles Transnational Holdings, Inc	98
40,666	*,e	Relypsa, Inc	753
18,718	*	Repligen Corp	521
167,261		Roche Holding AG.	44,403
90,249	*,e	Sangamo Biosciences, Inc	509
61,269	*,e	Sarepta Therapeutics, Inc	1,967
297,685		Takeda Pharmaceutical Co Ltd	13,060
44,995	*,e	Tetraphase Pharmaceuticals, Inc	336
283,356		Thermo Electron Corp	34,649
166,797	*	Vertex Pharmaceuticals, Inc	17,370
226,438	*,e	Vivus, Inc	371
23,386	*	Waters Corp	2,765
112,104	*	Xenoport, Inc	389
8,246	*,e	Zafgen, Inc	264
485,319		Zoetis Inc	19,985
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	764,234

REAL ESTATE - 2.6%
98,800		Aeon Mall Co Ltd	1,518
13,025	*	Altisource Portfolio Solutions S.A.	311
19,852		American Campus Communities, Inc	719
387,316		American Tower Corp	34,076
1,199,598		Annaly Capital Management, Inc	11,840
2,022		AvalonBay Communities, Inc	353
119,509		Boston Properties, Inc	14,150
250,076		British Land Co plc	3,176
2,193,449		CapitaLand Ltd	4,142
3,430,300		CapitaMall Trust	4,587
180,729	*	CBRE Group, Inc	5,783
256,100		City Developments Ltd	1,388
16,426	e	Coresite Realty	845
332,732		Crown Castle International Corp	26,243
207,000		Daiwa House Industry Co Ltd	5,132
366,699		Dexus Property Group	1,849
5,728		Digital Realty Trust, Inc	374
22,121		Douglas Emmett, Inc	635
159,367		Duke Realty Corp	3,036
7,179		Equinix, Inc	1,963
218,788		Equity Residential	16,435
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
255,532		First Industrial Realty Trust, Inc	$5,353
2,732	*	Forest City Enterprises, Inc (Class A)	55
12,049		Gecina S.A.	1,469
376,367		GPT Group (ASE)	1,196
86,130		Hammerson plc	813
529,437		HCP, Inc	19,722
454,745		Host Marriott Corp	7,190
121,000		Hysan Development Co Ltd	504
388		Icade	26
132,400	e	Iron Mountain, Inc	4,107
291,636		Land Securities Group plc	5,560
135,988		Lend Lease Corp Ltd	1,204
783,402		Liberty International plc	3,910
55,028		Macerich Co	4,227
84,212		Macquarie Goodman Group	348
24,518		Mid-America Apartment Communities, Inc	2,007
727,767		Mirvac Group	884
522,810		Mitsui Fudosan Co Ltd	14,331
82,100		Nomura Real Estate Holdings, Inc	1,651
512,219		Prologis, Inc	19,925
56,247		Ryman Hospitality Properties	2,769
419,971		Segro plc	2,732
149,100		Shoei Co Ltd	1,349
228,033		Simon Property Group, Inc	41,894
1,304,241		Stockland Trust Group	3,543
510,000		Swire Pacific Ltd (Class A)	5,716
1,007,600		Swire Properties Ltd	2,793
58,841	*	Unibail-Rodamco	15,251
97,312		Ventas, Inc	5,455
119,874		Vornado Realty Trust	10,839
218,577		Welltower, Inc	14,802
1,409		Weyerhaeuser Co	39
		TOTAL REAL ESTATE	340,219

RETAILING - 1.8%
865	*	1-800-FLOWERS.COM, Inc (Class A)	8
249,956	e	American Eagle Outfitters, Inc	3,907
39,312	*	AutoZone, Inc	28,455
198,967	*	Bed Bath & Beyond, Inc	11,345
133,587		Best Buy Co, Inc	4,959
21,019		Big 5 Sporting Goods Corp	218
6,344	*	Blue Nile, Inc	213
7,961	*,e	Cabela’s, Inc	363
17,529		Canadian Tire Corp Ltd	1,577
82,643	*	Carmax, Inc	4,902
38,019		DSW, Inc (Class A)	962
14,500		Fast Retailing Co Ltd	5,898
36,865		Finish Line, Inc (Class A)	712
25,233	*	Francesca’s Holdings Corp	309
730	e	GameStop Corp (Class A)	30
307,468		Gap, Inc	8,763
23,293		GNC Holdings, Inc	942
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
444,913	*,e	Groupon, Inc	$1,450
8,583		Haverty Furniture Cos, Inc	202
220,001		Hennes & Mauritz AB (B Shares)	8,038
26,410		HSN, Inc	1,512
513,682		Inditex S.A.	17,225
104,200	e	Jardine Cycle & Carriage Ltd	1,980
1,045,865		Kingfisher plc	5,681
6,985		Kirkland’s, Inc	150
234,016		Kohl’s Corp	10,837
11,065	*,e	Lands’ End, Inc	299
4,995,620		Li & Fung Ltd	3,827
1,456	*	LKQ Corp	41
648,815		Lowe’s Companies, Inc	44,716
32,219	*	MarineMax, Inc	455
336,563		Marks & Spencer Group plc	2,555
265,065	*	NetFlix, Inc	27,371
1,281		Next plc	148
67,018		Nordstrom, Inc	4,806
16,551		Nutri/System, Inc	439
484,272	*	Office Depot, Inc	3,109
8,683	e	Outerwall, Inc	494
4,565	*,e	Overstock.com, Inc	78
8,590	e	PetMed Express, Inc	138
35,119	e	Pier 1 Imports, Inc	242
64,691		PPR	10,590
202,259		Ross Stores, Inc	9,804
3,361		Shoe Carnival, Inc	80
48,657	*	Shutterfly, Inc	1,739
471		Signet Jewelers Ltd	64
107,654	*	Sports Direct International plc	1,235
32,052	e	Stage Stores, Inc	315
564,868		Staples, Inc	6,626
10,684		Stein Mart, Inc	103
17,434		Tiffany & Co	1,346
16,438	*,e	Tile Shop Holdings, Inc	197
968		Tractor Supply Co	82
277	*	Ulta Salon Cosmetics & Fragrance, Inc	45
90,600	e	Yamada Denki Co Ltd	365
		TOTAL RETAILING	241,947

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
1,764		Analog Devices, Inc	100
1,551,826		Applied Materials, Inc	22,796
102,883		ASML Holding NV	9,044
15,582	*	Cirrus Logic, Inc	491
2,189,481		Intel Corp	65,991
22,521		Lam Research Corp	1,471
1,797		Nvidia Corp	44
535,816	*	ON Semiconductor Corp	5,037
130,376		Skyworks Solutions, Inc	10,979
70,690	*,e	SunPower Corp	1,417
40,230		Teradyne, Inc	725
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
762,304		Texas Instruments, Inc	$37,749
111,500	*	Tokyo Electron Ltd	5,264
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	161,108

SOFTWARE & SERVICES - 5.1%
456,901		Accenture plc	44,895
51,181	*	Actua Corp	602
458,188	*	Adobe Systems, Inc	37,672
118,045	*	Alphabet, Inc (Class A)	75,356
121,672	*	Alphabet, Inc (Class C)	74,028
24,648		Amadeus IT Holding S.A.	1,056
1,856	*	Aspen Technology, Inc	70
47,735		Atos Origin S.A.	3,669
191,488	*	Autodesk, Inc	8,452
97,659		Automatic Data Processing, Inc	7,848
126,956		Broadridge Financial Solutions, Inc	7,027
404,991		CA, Inc	11,056
24,502	*	Cadence Design Systems, Inc	507
37,380		Cap Gemini S.A.	3,338
113,495	*	CGI Group, Inc	4,112
10,643	*,e	Cimpress NV	810
287	*	Citrix Systems, Inc	20
596,648	*	Cognizant Technology Solutions Corp (Class A)	37,356
42,872	*	comScore, Inc	1,979
20,058		Convergys Corp	464
29,547	*	DHI Group, Inc	216
18,864	*	Ellie Mae, Inc	1,256
2,810	*,e	EnerNOC, Inc	22
6,214		Factset Research Systems, Inc	993
5,718		Fair Isaac Corp	483
83,857	*,e	FireEye, Inc	2,668
9,971	*	FleetCor Technologies, Inc	1,372
30,365	*	Fortinet, Inc	1,290
1,391,000		Fujitsu Ltd	6,051
156,154	*,e	Glu Mobile, Inc	682
50,701	*	HomeAway, Inc	1,346
8,867	*	Infoblox, Inc	142
68,487	*	Internap Network Services Corp	420
403,104		International Business Machines Corp	58,438
276,691		Intuit, Inc	24,556
26,371		j2 Global, Inc	1,868
58,827	*,e	Liquidity Services, Inc	435
35,444	*,e	Marketo, Inc	1,007
563,227		Mastercard, Inc (Class A)	50,758
1,000		MAXIMUS, Inc	60
65,079	*	Monster Worldwide, Inc	418
3,035	*,e	NetSuite, Inc	255
19,743	*,e	NeuStar, Inc (Class A)	537
20,400		NTT Data Corp	1,028
38,014		Open Text Corp	1,702
1,574,138		Oracle Corp	56,858
857		Paychex, Inc	41
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
7,781	*	Perficient, Inc	$120
18,092	*	PROS Holdings, Inc	401
7,962	*	Qualys, Inc	227
158,043	*	Rackspace Hosting, Inc	3,900
7,887	*	Rovi Corp	83
567,078	*	Salesforce.com, Inc	39,372
319,096		SAP AG.	20,672
215,673	*	ServiceSource International LLC	863
5,854	*	SolarWinds, Inc	230
5,855	*	SPS Commerce, Inc	397
8,320	*	Stamps.com, Inc	616
874,268		Symantec Corp	17,022
12,936	*	Syntel, Inc	586
4,529	*	Tangoe, Inc	33
20,999	*	Teradata Corp	608
6,527	*	Ultimate Software Group, Inc	1,168
45,368	*	Unisys Corp	540
37,999	*,e	Vasco Data Security International	647
54,595	*	Website Pros, Inc	1,151
2,980		Western Union Co	55
57,077	*	Workday, Inc	3,930
1,970,774		Xerox Corp	19,176
4,146	*	Xoom Corp	103
917,957	*	Yahoo!, Inc	26,538
		TOTAL SOFTWARE & SERVICES	673,657

TECHNOLOGY HARDWARE & EQUIPMENT - 2.1%
8,103		Adtran, Inc	118
4,234		Belden CDT, Inc	198
2,571	*	Benchmark Electronics, Inc	56
18,011		Black Box Corp	266
24,131	*	Calix Networks, Inc	188
2,393,363		Cisco Systems, Inc	62,826
53,700		Citizen Watch Co Ltd	371
9,600		Cognex Corp	330
909	*	Coherent, Inc	50
4,145		Comtech Telecommunications Corp	85
796,893		Corning, Inc	13,643
80,260	*	Cray, Inc	1,590
1,318	*	Electronics for Imaging, Inc	57
1,568,702		EMC Corp	37,900
7,100	*	FARO Technologies, Inc	249
1,358		FEI Co	99
103,068	*	Finisar Corp	1,147
8,777	*	Flextronics International Ltd	93
1,346,907		Hewlett-Packard Co	34,494
59,600	*	Ibiden Co Ltd	780
199,936		Ingram Micro, Inc (Class A)	5,446
11,659	*	Insight Enterprises, Inc	301
7,090		InterDigital, Inc	359
30,066	*,e	IPG Photonics Corp	2,284
41,052		Jabil Circuit, Inc	918
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
15,900		Keyence Corp	$7,101
243,200		Konica Minolta Holdings, Inc	2,562
250,900		Kyocera Corp	11,491
79,342		Lexmark International, Inc (Class A)	2,299
193,513	e	Motorola, Inc	13,232
65,400		Murata Manufacturing Co Ltd	8,448
916,819		NEC Corp	2,823
21,264	*	Netgear, Inc	620
78,800		Omron Corp	2,372
500	*	OSI Systems, Inc	38
1,774		Plantronics, Inc	90
1,420	*	Plexus Corp	55
34,806	*	QLogic Corp	357
817,779		Qualcomm, Inc	43,939
23,440	*	RealD, Inc	225
611,800	e	Ricoh Co Ltd	6,175
2,500	*	Rofin-Sinar Technologies, Inc	65
165,359		SanDisk Corp	8,984
5,855	*	Scansource, Inc	208
4,835	e	Seagate Technology, Inc	217
52,775	*,e	Silicon Graphics International Corp	207
55,993	*	Sonus Networks, Inc	320
67,932	*,e	Super Micro Computer, Inc	1,852
1,417		SYNNEX Corp	121
18,000		TDK Corp	1,018
6,229		TE Connectivity Ltd	373
21,664	*	Tech Data Corp	1,484
2,148	*	Trimble Navigation Ltd	35
13,773	*	TTM Technologies, Inc	86
10,708	*,e	Universal Display Corp	363
132,900		Yokogawa Electric Corp	1,391
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	282,399

TELECOMMUNICATION SERVICES - 1.6%
7,261	*	Boingo Wireless, Inc	60
2,910,673		BT Group plc	18,525
724,928		CenturyTel, Inc	18,210
252,930	*	Cincinnati Bell, Inc	789
2,650		Consolidated Communications Holdings, Inc	51
3,261	*,e	Fairpoint Communications, Inc	50
7,683	*	General Communication, Inc (Class A)	133
11,301		IDT Corp (Class B)	162
106,269	*,e	Iridium Communications, Inc	654
637,232		KDDI Corp	14,263
58,980	*	Level 3 Communications, Inc	2,577
5,214		Lumos Networks Corp	63
395,400		Nippon Telegraph & Telephone Corp	13,927
591,100		NTT DoCoMo, Inc	9,970
9,470	*	Premiere Global Services, Inc	130
115,540		Rogers Communications, Inc (Class B)	3,981
2,865,200		Singapore Telecommunications Ltd	7,252
963,739	*,e	Sprint Corp	3,701
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
22,191		Swisscom AG.	$11,075
1,471,064		TeliaSonera AB	7,941
20,600		TELUS Corp	649
1,668,712		Verizon Communications, Inc	72,606
7,481,620		Vodafone Group plc	23,598
240,525	*	Vonage Holdings Corp	1,414
		TOTAL TELECOMMUNICATION SERVICES	211,781

TRANSPORTATION - 1.8%
281,626	e	Abertis Infraestructuras S.A. (Continuous)	4,456
2,744		Allegiant Travel Co	593
4,146		Arkansas Best Corp	107
485,202		Auckland International Airport Ltd	1,519
106,020		Autostrade S.p.A.	2,966
111,141	*	Avis Budget Group, Inc	4,855
338,256		Canadian National Railway Co	19,208
44,700		Central Japan Railway Co	7,207
843,634		CSX Corp	22,694
269,961		Delta Air Lines, Inc	12,113
200,518		Deutsche Lufthansa AG.	2,791
512,789		Deutsche Post AG.	14,206
83,200		East Japan Railway Co	7,011
1,948		easyJet plc	52
25,662	*	Echo Global Logistics, Inc	503
5		Expeditors International of Washington, Inc	0^
5,413		Fraport AG. Frankfurt Airport Services Worldwide	335
1,231	*	Hertz Global Holdings, Inc	21
11,986		Kuehne & Nagel International AG.	1,541
103,000	e	Mitsui OSK Lines Ltd	247
2,021,293		MTR Corp	8,789
167,836		Norfolk Southern Corp	12,823
221,300		Singapore Airlines Ltd	1,666
791,888		Southwest Airlines Co	30,123
18,004	*	Spirit Airlines, Inc	851
228,000		Tokyu Corp	1,673
446,973		Union Pacific Corp	39,517
465,351		United Parcel Service, Inc (Class B)	45,926
11,384	*	Wesco Aircraft Holdings, Inc	139
		TOTAL TRANSPORTATION	243,932

UTILITIES - 2.1%
35,914		AGL Energy Ltd	404
13,544		American Water Works Co, Inc	746
16,720		Atco Ltd	491
19,285		Canadian Utilities Ltd	522
223,054		Centerpoint Energy, Inc	4,024
861		Chesapeake Utilities Corp	46
1,523,000		CLP Holdings Ltd	13,020
376,114		Consolidated Edison, Inc	25,143
530,964		Duke Energy Corp	38,198
1,883		Edison International	119
1,284,611		Enel Green Power S.p.A	2,429
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
871,593		Energias de Portugal S.A.	$3,193
331,373		Eversource Energy	16,774
4,925,579		Hong Kong & China Gas Ltd	9,236
2,535,166		Iberdrola S.A.	16,892
285,298	*	Meridian Energy Ltd	384
87,865		MGE Energy, Inc	3,619
1,460,618		National Grid plc	20,342
22,560		New Jersey Resources Corp	678
376,921		NextEra Energy, Inc	36,769
1,420	e	Ormat Technologies, Inc	48
51,000		Osaka Gas Co Ltd	193
635,479		Pepco Holdings, Inc	15,391
152,091		Piedmont Natural Gas Co, Inc	6,094
35,342		Public Service Enterprise Group, Inc	1,490
586,762		Scottish & Southern Energy plc	13,280
252,764		Sempra Energy	24,447
1,577,190		Snam Rete Gas S.p.A.	8,100
60,731		South Jersey Industries, Inc	1,534
53,351		Suez Environnement S.A.	959
90,839		TECO Energy, Inc	2,386
460,790		Tokyo Gas Co Ltd	2,229
2,695		United Utilities Group plc	38
1,494		Unitil Corp	55
56,043	e	WEC Energy Group, Inc	2,927
27,296		WGL Holdings, Inc	1,574
110,547		Xcel Energy, Inc	3,915
		TOTAL UTILITIES	277,689
		TOTAL COMMON STOCKS	7,772,965
		(Cost $6,336,627)

PREFERRED STOCKS - 0.2%
BANKS - 0.2%
233,115	*,e	Federal Home Loan Mortgage Corp	1,142
740,991	*	Federal National Mortgage Association	3,594
14,500	e	M&T Bank Corp	15,972
		TOTAL BANKS	20,708
		TOTAL PREFERRED STOCKS	20,708
		(Cost $38,865)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 7.3%
GOVERNMENT AGENCY DEBT - 3.1%
$64,000,000	w	Federal Home Loan Bank (FHLB)	0.090%	10/02/15	64,000
23,000,000	w	FHLB	0.108	10/22/15	22,999
5,000,000		FHLB	0.060	10/26/15	5,000
10,000,000	w	FHLB	0.135	10/29/15	10,000
16,900,000	w	FHLB	0.140	10/30/15	16,899
30,000,000	w	FHLB	0.080	11/12/15	29,998
177,000,000	w	FHLB	0.165	11/13/15	176,986

395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$20,000,000	w	FHLB	0.170%	01/25/16	$19,992
13,189,000		Federal Home Loan Mortgage Corp (FHLMC)	0.060	10/26/15	13,189
20,000,000		Federal National Mortgage Association (FNMA)	0.175	11/18/15	19,998
20,000,000	w	FNMA	0.135	11/25/15	19,998
13,470,000	w	FNMA	0.140	12/01/15	13,467
		TOTAL GOVERNMENT AGENCY DEBT			412,526

TREASURY DEBT - 1.5%
13,000,000	w	United States Treasury Bill	0.100	10/15/15	13,000
18,000,000		United States Treasury Bill	0.140	11/12/15	18,000
4,000,000	w	United States Treasury Bill	0.111	11/19/15	4,000
10,000,000	w	United States Treasury Bill	0.080	12/03/15	10,000
21,000,000	w	United States Treasury Bill	0.080	12/10/15	21,001
48,000,000	w	United States Treasury Bill	0.140	01/07/16	47,998
23,000,000	w	United States Treasury Bill	0.126	01/21/16	22,999
50,000,000	w	United States Treasury Bill	0.181	02/18/16	49,996
		TOTAL TREASURY DEBT			186,994

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%
GOVERNMENT AGENCY DEBT - 2.5%
26,100,000		Federal Home Loan Bank (FHLB)	0.085	10/05/15	26,100
42,200,000		FHLB	0.094-0.105	10/14/15	42,199
48,900,000		FHLB	0.089-0.130	10/16/15	48,898
35,000,000		FHLB	0.135	10/29/15	34,996
37,000,000		FHLB	0.125-0.155	10/30/15	36,996
17,500,000		FHLB	0.170	11/06/15	17,497
30,000,000		FHLB	0.070-0.100	11/09/15	29,997
25,000,000		FHLB	0.100-0.195	11/18/15	24,995
19,500,000		FHLB	0.075-0.145	11/25/15	19,496
12,600,000		FHLB	0.177	12/01/15	12,596
25,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.120	10/26/15	24,998
11,000,000		Federal National Mortgage Association (FNMA)	0.750	11/12/15	10,999
		TOTAL GOVERNMENT AGENCY DEBT			329,767

TREASURY DEBT - 0.2%
30,000,000		United States Treasury Bill	0.140	02/04/16	29,985
		TOTAL TREASURY DEBT			29,985

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			359,752

		TOTAL SHORT-TERM INVESTMENTS			959,272
		(Cost $959,179)
		TOTAL INVESTMENTS - 105.9%			13,949,095
		(Cost $12,464,110)
		OTHER ASSETS & LIABILITIES, NET - (5.9)%			(779,138)
		NET ASSETS - 100.0%			$13,169,957

396

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $360,681,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/15 the aggregate value of these securities was $620,028,000, or 4.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.

397

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2015

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 100.0%

ASSET BACKED - 0.0%
$2,790,057		Honda Auto Receivables Owner Trust	0.240%	02/16/16	$2,790
		TOTAL ASSET BACKED			2,790

CERTIFICATE OF DEPOSIT - 2.9%
30,000,000		Banco Del Estado De Chile	0.240	10/08/15	30,000
50,000,000		Banco Del Estado De Chile	0.250	10/16/15	50,000
25,000,000		Banco Del Estado De Chile	0.270	11/19/15	25,000
22,000,000		Banco Del Estado De Chile	0.300	12/11/15	22,000
30,000,000		Banco Del Estado De Chile	0.300	12/14/15	30,000
25,000,000		Banco Del Estado De Chile	0.280	12/22/15	25,000
50,000,000		Toronto Dominion Bank NY	0.220	10/05/15	50,000
50,000,000		Toronto Dominion Bank NY	0.250	12/04/15	50,000
50,000,000		Toronto-Dominion Bank NY	0.300	01/04/16	50,000
		TOTAL CERTIFICATE OF DEPOSIT			332,000

COMMERCIAL PAPER - 38.9%
17,000,000		American Honda Finance Corp	0.150	10/06/15	17,000
36,000,000		American Honda Finance Corp	0.170	10/21/15	35,996
15,500,000		American Honda Finance Corp	0.170	10/22/15	15,498
40,000,000		American Honda Finance Corp	0.210	11/05/15	39,992
20,000,000		American Honda Finance Corp	0.210	11/06/15	19,996
5,270,000	y	Apple, Inc	0.110	10/01/15	5,270
20,000,000	y	Apple, Inc	0.150	10/13/15	19,999
5,015,000	y	Apple, Inc	0.100	10/14/15	5,015
30,000,000	y	Apple, Inc	0.100	10/16/15	29,999
40,750,000	y	Apple, Inc	0.150-0.190	10/20/15	40,746
15,000,000	y	Apple, Inc	0.110	10/26/15	14,999
50,000,000	y	Apple, Inc	0.120	10/28/15	49,996
50,000,000	y	Apple, Inc	0.160	10/29/15	49,994
45,000,000	y	Apple, Inc	0.140	11/03/15	44,994
13,633,000	y	Apple, Inc	0.170	12/14/15	13,628
9,000,000	y	Australia & New Zealand Banking Group Ltd	0.190	11/05/15	8,998
50,000,000	y	Australia & New Zealand Banking Group Ltd	0.305	12/03/15	49,973
35,500,000	y	Australia & New Zealand Banking Group Ltd	0.310	12/04/15	35,480
13,000,000	y	Australia & New Zealand Banking Group Ltd	0.360	12/17/15	12,990
25,000,000	y	Bank of Nova Scotia	0.290	10/20/15	24,996
20,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.210	10/27/15	19,997
16,270,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.180	11/05/15	16,267
25,000,000	y	Bedford Row Funding Corp	0.230	10/16/15	24,998
13,230,000	y	Bedford Row Funding Corp	0.260	11/10/15	13,226
15,000,000	y	Bedford Row Funding Corp	0.260	11/13/15	14,995
5,000,000	y	Bedford Row Funding Corp	0.295	11/30/15	4,998
20,585,000	y	Bedford Row Funding Corp	0.475	03/31/16	20,536
30,000,000	y	CAFCO LLC	0.290	12/09/15	29,983
6,500,000	y	Chevron Corp	0.130	10/06/15	6,500
398

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$40,000,000	y	Chevron Corp	0.140%	10/16/15	$39,998
20,000,000	y	Chevron Corp	0.140	11/04/15	19,997
30,000,000	y	Chevron Corp	0.210	11/10/15	29,993
25,000,000	y	Chevron Corp	0.190	11/18/15	24,994
25,000,000	y	Chevron Corp	0.180	11/23/15	24,993
50,000,000	y	Chevron Corp	0.180-0.200	12/22/15	49,978
9,500,000	y	Ciesco LLC	0.300	12/07/15	9,495
19,900,000	y	Ciesco LLC	0.300	12/14/15	19,888
14,390,000	y	Ciesco LLC	0.410	12/16/15	14,378
3,290,000	y	Coca-Cola Co	0.160	11/17/15	3,289
33,720,000	y	Commonwealth Bank of Australia	0.240-0.245	10/02/15	33,720
6,000,000	y	Commonwealth Bank of Australia	0.255	11/10/15	5,998
60,000,000	y	DBS Bank Ltd	0.240-0.300	11/09/15	59,982
30,000,000	y	DBS Bank Ltd	0.190	11/17/15	29,993
57,100,000	y	DBS Bank Ltd	0.310-0.320	12/03/15	57,069
25,000,000		Exxon Mobil Corp	0.120	10/01/15	25,000
30,000,000		Exxon Mobil Corp	0.130	10/06/15	29,999
50,000,000		Exxon Mobil Corp	0.110	10/13/15	49,998
10,000,000		Exxon Mobil Corp	0.140	10/16/15	9,999
25,000,000		Exxon Mobil Corp	0.110	10/19/15	24,999
25,000,000		Exxon Mobil Corp	0.145	10/26/15	24,998
25,000,000		Exxon Mobil Corp	0.125	11/17/15	24,996
25,000,000	y	Fairway Finance LLC	0.150	10/05/15	25,000
27,600,000	y	Fairway Finance LLC	0.160	10/09/15	27,599
25,000,000	y	Fairway Finance LLC	0.180	10/13/15	24,998
10,000,000	y	Fairway Finance LLC	0.270	11/05/15	9,997
13,730,000	y	Fairway Finance LLC	0.235	11/09/15	13,727
27,000,000	y	Fairway Finance LLC	0.270	11/16/15	26,991
20,000,000	y	Fairway Finance LLC	0.300	12/10/15	19,988
20,000,000		General Electric Capital Corp	0.320	10/14/15	19,998
35,000,000		General Electric Capital Corp	0.250	12/01/15	34,985
50,000,000		General Electric Capital Corp	0.240	12/08/15	49,977
7,250,000		General Electric Capital Corp	1.000	12/11/15	7,259
14,000,000	y	Hydro-Quebec	0.140	10/01/15	14,000
4,400,000	y	Hydro-Quebec	0.170	11/18/15	4,399
20,000,000	y	Hydro-Quebec	0.160	12/01/15	19,995
25,000,000	y	Johnson & Johnson	0.130	10/29/15	24,997
37,500,000	y	Johnson & Johnson	0.120	11/02/15	37,496
10,100,000	y	Jupiter Securitization Co LLC	0.340	11/30/15	10,094
2,250,000	y	Jupiter Securitization Co LLC	0.370	12/03/15	2,249
1,680,000	y	Jupiter Securitization Co LLC	0.370	12/07/15	1,679
9,040,000	y	Jupiter Securitization Co LLC	0.380	12/08/15	9,034
20,000,000	y	Jupiter Securitization Co LLC	0.260	12/15/15	19,989
20,000,000		Korea Development Bank	0.220	10/19/15	19,998
21,362,000		Korea Development Bank	0.250-0.265	10/30/15	21,357
11,050,000		Korea Development Bank	0.220	11/02/15	11,048
15,000,000		Korea Development Bank	0.240	11/06/15	14,996
26,700,000		Korea Development Bank	0.240	11/13/15	26,692
10,000,000		Korea Development Bank	0.230	11/17/15	9,997
23,000,000		Korea Development Bank	0.240	11/24/15	22,992
25,000,000		Korea Development Bank	0.290	12/21/15	24,984
30,000,000	y	Liberty Street Funding LLC	0.240	10/19/15	29,996
25,000,000	y	Liberty Street Funding LLC	0.250	10/20/15	24,997
399

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$50,000,000	y	Liberty Street Funding LLC	0.210%	10/26/15	$49,993
30,300,000	y	Liberty Street Funding LLC	0.210	10/28/15	30,295
62,700,000	y	Microsoft Corp	0.120	10/08/15	62,699
32,000,000	y	Microsoft Corp	0.170	10/20/15	31,997
22,380,000	y	Microsoft Corp	0.220	11/18/15	22,374
40,000,000	y	Microsoft Corp	0.180	12/09/15	39,986
30,000,000	y	Microsoft Corp	0.170	12/16/15	29,989
15,475,000	y	Mitsubishi UFJ Trust & Banking Corp	0.200	11/17/15	15,471
25,000,000	y	National Australia Bank Ltd	0.155	10/01/15	25,000
47,500,000	y	National Australia Bank Ltd	0.155-0.210	10/08/15	47,498
25,000,000	y	National Australia Bank Ltd	0.150	10/13/15	24,999
25,000,000	y	National Australia Bank Ltd	0.225	11/02/15	24,995
9,795,000	y	National Australia Bank Ltd	0.230	11/24/15	9,791
25,000,000	y	National Australia Bank Ltd	0.275	12/02/15	24,988
25,000,000	y	National Australia Bank Ltd	0.215	12/22/15	24,988
15,000,000	y	National Australia Bank Ltd	0.220	12/29/15	14,992
55,000,000	y	Nestle Capital Corp	0.130	10/07/15	54,999
44,000,000	y	Nestle Capital Corp	0.135	10/14/15	43,998
20,000,000	y	Nestle Capital Corp	0.140	10/21/15	19,998
20,000,000	y	Nestle Capital Corp	0.135	10/27/15	19,998
30,000,000	y	Nestle Capital Corp	0.185	11/04/15	29,995
5,320,000	y	Nestle Capital Corp	0.305	01/11/16	5,315
30,000,000	y	Nestle Capital Corp	0.335	01/19/16	29,969
10,000,000	y	Nestle Capital Corp	0.315	01/28/16	9,990
25,000,000	y	Nordea Bank AB	0.260	10/28/15	24,995
10,000,000	y	Novartis Finance Corp	0.145	10/02/15	10,000
7,500,000	y	Novartis Finance Corp	0.210	11/04/15	7,499
5,000,000	y	Old Line Funding LLC	0.170	10/07/15	5,000
3,000,000	y	Old Line Funding LLC	0.300	10/08/15	3,000
30,000,000	y	Old Line Funding LLC	0.220	10/19/15	29,997
25,000,000	y	Old Line Funding LLC	0.250	11/25/15	24,990
30,000,000	y	Old Line Funding LLC	0.320	12/07/15	29,982
25,000,000	y	Old Line Funding LLC	0.260	12/18/15	24,986
17,470,000		PACCAR Financial Corp	0.140	10/13/15	17,469
12,800,000		PACCAR Financial Corp	0.210	10/14/15	12,799
13,000,000		PACCAR Financial Corp	0.160	10/27/15	12,998
4,715,000		PACCAR Financial Corp	0.230	12/18/15	4,713
50,000,000	y	Pfizer, Inc	0.150	10/23/15	49,996
30,000,000	y	Pfizer, Inc	0.160	11/12/15	29,994
15,000,000	y	Pfizer, Inc	0.260	12/03/15	14,993
17,205,000	y	Pfizer, Inc	0.270	12/17/15	17,195
16,000,000		Province of British Columbia Canada	0.145	10/15/15	15,999
25,000,000		Province of British Columbia Canada	0.150	10/21/15	24,998
20,000,000		Province of British Columbia Canada	0.150	10/23/15	19,998
38,000,000		Province of British Columbia Canada	0.170	11/17/15	37,992
27,100,000		Province of British Columbia Canada	0.150-0.170	11/19/15	27,094
2,390,000		Province of British Columbia Canada	0.150	11/20/15	2,389
35,000,000		Province of British Columbia Canada	0.190	11/23/15	34,990
30,000,000		Province of British Columbia Canada	0.195	11/25/15	29,991
18,500,000		Province of British Columbia Canada	0.215	12/07/15	18,493
6,850,000		Province of British Columbia Canada	0.230	01/06/16	6,846
12,570,000		Province of British Columbia Canada	0.250	01/20/16	12,560
34,586,000		Province of Ontario Canada	0.130	10/05/15	34,586
400

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$45,000,000		Province of Ontario Canada	0.120-0.130%	10/06/15	$44,999
25,000,000		Province of Ontario Canada	0.140	10/23/15	24,998
25,000,000		Province of Ontario Canada	0.140	10/27/15	24,997
43,115,000		Province of Ontario Canada	0.140	10/30/15	43,110
18,255,000		Province of Ontario Canada	0.160	12/01/15	18,250
45,000,000		Province of Ontario Canada	0.180	12/16/15	44,983
9,400,000	y	Province of Quebec Canada	0.140	10/02/15	9,400
50,000,000	y	Province of Quebec Canada	0.135	10/26/15	49,995
40,000,000	y	Province of Quebec Canada	0.150	11/02/15	39,995
8,202,000	y	Province of Quebec Canada	0.170	11/20/15	8,200
30,000,000	y	Province of Quebec Canada	0.160	12/07/15	29,991
40,000,000	y	Province of Quebec Canada	0.160-0.180	12/16/15	39,985
45,675,000	y	Province of Quebec Canada	0.180	12/17/15	45,658
40,000,000	y	PSP Capital, Inc	0.140	10/05/15	39,999
23,065,000	y	PSP Capital, Inc	0.170	10/06/15	23,064
7,000,000	y	PSP Capital, Inc	0.180	10/08/15	7,000
40,000,000	y	PSP Capital, Inc	0.175	10/13/15	39,998
10,000,000	y	PSP Capital, Inc	0.190	10/15/15	9,997
10,000,000	y	PSP Capital, Inc	0.200	11/05/15	9,998
20,000,000	y	PSP Capital, Inc	0.250	11/09/15	19,995
44,700,000	y	PSP Capital, Inc	0.240	11/10/15	44,688
13,000,000	y	PSP Capital, Inc	0.260	11/19/15	12,995
25,000,000	y	PSP Capital, Inc	0.200	11/23/15	24,993
17,000,000	y	PSP Capital, Inc	0.280	11/24/15	16,993
25,000,000		Royal Bank of Canada	0.190	11/04/15	24,996
25,000,000		Royal Bank of Canada	0.190	12/23/15	24,989
55,500,000	y	Svenska Handelsbanken AB	0.265-0.300	11/23/15	55,476
30,000,000	y	Svenska Handelsbanken AB	0.300	11/30/15	29,985
25,000,000	y	Svenska Handelsbanken AB	0.270	12/17/15	24,986
5,200,000	y	Thunder Bay Funding LLC	0.200	10/15/15	5,200
9,600,000	y	Thunder Bay Funding LLC	0.270	11/20/15	9,596
25,000,000	y	Toronto-Dominion Holdings USA, Inc	0.270	11/20/15	24,991
20,000,000	y	Toronto-Dominion Holdings USA, Inc	0.280	12/01/15	19,990
57,000,000		Toyota Motor Credit Corp	0.170-0.220	10/22/15	56,993
26,500,000	y	Unilever Capital Corp	0.160	10/05/15	26,500
26,750,000	y	Unilever Capital Corp	0.150	10/13/15	26,749
25,000,000	y	Unilever Capital Corp	0.160	10/26/15	24,997
20,200,000	y	Unilever Capital Corp	0.200-0.210	11/09/15	20,195
25,000,000	y	Unilever Capital Corp	0.210	11/16/15	24,993
2,235,000	y	Unilever Capital Corp	0.220	11/30/15	2,234
34,250,000	y	Unilever Capital Corp	0.160	12/14/15	34,239
30,000,000	y	United Overseas Bank Ltd	0.250	10/09/15	29,998
25,000,000	y	United Overseas Bank Ltd	0.300	11/16/15	24,990
15,000,000	y	Wal-Mart Stores, Inc	0.150	10/27/15	14,998
20,000,000	y	Wal-Mart Stores, Inc	0.160	10/29/15	19,998
62,345,000	y	Wal-Mart Stores, Inc	0.145-0.150	10/30/15	62,338
30,000,000	y	Wal-Mart Stores, Inc	0.170	11/09/15	29,994
		TOTAL COMMERCIAL PAPER			4,486,886

CORPORATE DEBT - 0.2%
24,000,000		General Electric Co	0.850	10/09/15	24,003
		TOTAL CORPORATE DEBT			24,003
401

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
GOVERNMENT AGENCY DEBT - 27.1%
$50,000,000	Federal Farm Credit Bank (FFCB)	0.100%	11/19/15	$49,993
108,655,000	Federal Home Loan Bank (FHLB)	0.070-0.110	10/02/15	108,655
10,000,000	FHLB	0.077	10/05/15	10,000
104,624,000	FHLB	0.080-0.125	10/07/15	104,622
31,000,000	FHLB	0.080	10/08/15	30,999
96,315,000	FHLB	0.080-0.095	10/09/15	96,313
21,770,000	FHLB	0.093	10/13/15	21,769
117,820,000	FHLB	0.085-0.165	10/14/15	117,816
4,300,000	FHLB	0.120	10/15/15	4,300
36,765,000	FHLB	0.110-0.145	10/16/15	36,763
76,815,000	FHLB	0.095-0.170	10/19/15	76,810
40,000,000	FHLB	0.160	10/20/15	39,997
62,410,000	FHLB	0.100-0.145	10/21/15	62,406
55,000,000	FHLB	0.135-0.138	10/22/15	54,996
121,595,000	FHLB	0.090-0.150	10/23/15	121,587
2,000,000	FHLB	0.160	10/26/15	2,000
58,700,000	FHLB	0.113-0.140	10/28/15	58,695
60,830,000	FHLB	0.125	10/30/15	60,824
74,900,000	FHLB	0.100-0.165	11/02/15	74,892
11,700,000	FHLB	0.155	11/03/15	11,698
30,000,000	FHLB	0.100-0.170	11/04/15	29,996
4,000,000	FHLB	0.100	11/05/15	4,000
40,000,000	FHLB	0.165-0.175	11/06/15	39,993
62,083,000	FHLB	0.160-0.165	11/09/15	62,072
14,000,000	FHLB	0.175	11/10/15	13,997
39,150,000	FHLB	0.055-0.185	11/13/15	39,144
54,115,000	FHLB	0.173-0.220	11/16/15	54,103
6,620,000	FHLB	0.185	11/17/15	6,618
68,905,000	FHLB	0.110-0.220	11/18/15	68,888
85,100,000	FHLB	0.175-0.220	11/20/15	85,077
25,000,000	FHLB	0.100	11/23/15	24,996
95,000,000	FHLB	0.100-0.200	11/24/15	94,978
37,900,000	FHLB	0.120-0.200	11/25/15	37,889
56,500,000	FHLB	0.120-0.200	12/01/15	56,483
22,730,000	FHLB	0.130-0.190	12/02/15	22,724
30,000,000	FHLB	0.090	12/04/15	29,995
30,000,000	FHLB	0.110	12/07/15	29,994
9,105,000	FHLB	0.200	12/09/15	9,101
48,000,000	FHLB	0.230	12/11/15	47,978
18,760,000	FHLB	0.190	12/14/15	18,753
17,923,000	FHLB	0.220	12/17/15	17,915
80,000,000	FHLB	0.160-0.270	12/18/15	79,965
9,430,000	FHLB	0.270	12/21/15	9,424
28,220,000	FHLB	0.235-0.270	12/23/15	28,204
50,000,000	FHLB	0.150	12/28/15	49,982
30,000,000	FHLB	0.160	12/30/15	29,988
5,400,000	FHLB	0.210-0.241	01/04/16	5,397
5,600,000	FHLB	0.200-0.225	01/08/16	5,597
4,225,000	FHLB	0.180	01/20/16	4,223
26,821,000	FHLB	0.170-0.220	01/22/16	26,804
22,175,000	FHLB	0.180-0.305	01/25/16	22,154
402

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$65,000,000	FHLB	0.170%	01/26/16	$64,964
3,200,000	FHLB	0.340	01/27/16	3,196
30,279,000	Federal Home Loan Mortgage Corp (FHLMC)	0.110	10/01/15	30,279
25,000,000	FHLMC	0.065	10/05/15	25,000
7,700,000	FHLMC	0.070-0.079	10/13/15	7,700
40,114,000	FHLMC	0.075-0.095	10/15/15	40,113
10,660,000	FHLMC	0.120-0.130	10/19/15	10,659
30,453,000	FHLMC	0.105-0.128	10/20/15	30,451
3,000,000	FHLMC	0.095	10/22/15	3,000
90,000,000	FHLMC	0.075-0.130	10/27/15	89,994
10,000,000	FHLMC	0.095	10/29/15	9,999
52,000,000	FHLMC	0.140-0.155	11/03/15	51,993
25,000,000	FHLMC	0.045	11/04/15	24,999
20,077,000	FHLMC	0.175	11/13/15	20,073
20,550,000	FHLMC	0.240-0.260	11/16/15	20,543
14,000,000	FHLMC	0.190	12/02/15	13,995
380,000	FHLMC	0.155	12/04/15	380
25,000,000	FHLMC	0.125	12/15/15	24,993
3,325,000	FHLMC	0.150	12/16/15	3,324
17,810,000	FHLMC	0.160	12/28/15	17,803
26,200,000	FHLMC	0.165	01/20/16	26,187
700,000	FHLMC	0.200	01/21/16	700
25,000,000	FHLMC	0.240	01/26/16	24,980
14,100,000	FHLMC	0.280-0.330	01/27/16	14,087
12,000,000	FHLMC	0.180	01/29/16	11,993
10,000,000	Federal National Mortgage Association (FNMA)	0.075	10/01/15	10,000
17,700,000	FNMA	0.062	10/07/15	17,700
4,500,000	FNMA	0.100	10/15/15	4,500
13,785,000	FNMA	0.110	10/19/15	13,784
25,000,000	FNMA	0.130	10/21/15	24,998
30,000,000	FNMA	0.148	11/03/15	29,996
75,000,000	FNMA	0.170-0.175	11/12/15	74,985
5,000,000	FNMA	0.170	11/16/15	4,999
64,240,000	FNMA	0.165-0.175	11/18/15	64,225
13,000,000	FNMA	0.195	11/25/15	12,996
24,048,000	FNMA	0.200	12/02/15	24,040
4,047,000	FNMA	0.195	12/15/15	4,045
13,300,000	FNMA	0.195-0.248	12/16/15	13,294
2,600,000	FNMA	0.220	12/23/15	2,599
23,000,000	FNMA	0.110-0.150	12/30/15	22,992
8,520,000	FNMA	0.160	01/04/16	8,516
3,000,000	FNMA	0.150	01/05/16	2,999
8,100,000	FNMA	0.225	01/14/16	8,095
275,000	FNMA	0.250	02/08/16	275
	TOTAL GOVERNMENT AGENCY DEBT			3,118,010

TREASURY DEBT - 16.3%
10,000,000	United States Treasury Bill	0.101	10/01/15	10,000
11,805,000	United States Treasury Bill	0.026-0.047	10/08/15	11,805
40,000,000	United States Treasury Bill	0.040-0.055	10/22/15	39,999
80,000,000	United States Treasury Bill	0.035-0.062	10/29/15	79,997
55,000,000	United States Treasury Bill	0.046-0.079	11/05/15	54,996
75,000,000	United States Treasury Bill	0.057-0.160	11/12/15	74,993
403

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$45,240,000		United States Treasury Bill	0.032-0.105%	11/19/15	$45,235
10,000,000		United States Treasury Bill	0.088	11/27/15	9,999
49,210,000		United States Treasury Bill	0.068-0.135	12/03/15	49,202
20,435,000		United States Treasury Bill	0.041-0.121	12/10/15	20,431
23,275,000		United States Treasury Bill	0.035-0.081	12/17/15	23,272
40,000,000		United States Treasury Bill	0.061-0.109	12/24/15	39,992
50,000,000		United States Treasury Bill	0.064-0.150	01/07/16	49,986
50,000,000		United States Treasury Bill	0.110	01/14/16	49,984
7,000,000		United States Treasury Bill	0.095	01/28/16	6,998
52,055,000		United States Treasury Bill	0.196-0.218	02/04/16	52,017
40,000,000		United States Treasury Bill	0.155-0.229	02/11/16	39,972
10,000,000		United States Treasury Bill	0.032	02/18/16	9,999
24,355,000		United States Treasury Bill	0.215-0.233	02/25/16	24,333
35,000,000		United States Treasury Bill	0.235-0.249	03/03/16	34,964
25,000,000		United States Treasury Bill	0.246-0.257	03/10/16	24,971
100,000,000		United States Treasury Note	0.250	10/15/15	100,003
51,305,000		United States Treasury Note	0.375	11/15/15	51,323
100,000,000		United States Treasury Note	0.250	11/30/15	100,016
88,295,000		United States Treasury Note	0.250	12/15/15	88,310
25,000,000		United States Treasury Note	0.250	12/31/15	25,003
100,000,000		United States Treasury Note	0.375	01/15/16	100,057
50,000,000		United States Treasury Note	0.375	01/31/16	50,031
25,000,000		United States Treasury Note	0.375	02/15/16	25,021
100,000,000		United States Treasury Note	0.250	02/29/16	100,017
110,000,000		United States Treasury Note	0.375	03/15/16	110,070
100,000,000		United States Treasury Note	0.375	03/31/16	100,069
100,000,000		United States Treasury Note	0.250	04/15/16	100,013
54,015,000		United States Treasury Note	0.375	05/31/16	54,059
30,120,000		United States Treasury Note	0.500	06/15/16	30,153
30,000,000		United States Treasury Note	0.500	06/30/16	30,057
60,000,000		United States Treasury Note	0.625	07/15/16	60,108
		TOTAL TREASURY DEBT			1,877,455

VARIABLE RATE SECURITIES - 14.6%
65,000,000	i	Federal Farm Credit Bank (FFCB)	0.135	10/01/15	65,000
50,000,000	i	FFCB	0.145	11/04/15	50,000
70,000,000	i	FFCB	0.200	01/13/16	70,000
60,100,000	i	FFCB	0.250	02/01/16	60,114
20,000,000	i	FFCB	0.140	03/29/16	19,996
50,000,000	i	FFCB	0.186	04/21/16	49,996
36,000,000	i	FFCB	0.280	06/09/16	36,024
45,000,000	i	FFCB	0.170	06/23/16	44,993
150,000,000	i	FFCB	0.173	08/10/16	149,979
50,000,000	i	FFCB	0.176	08/24/16	49,987
10,000,000	i	FFCB	0.224	10/11/16	10,002
22,000,000	i	FFCB	0.170	01/13/17	22,000
120,000,000	i	FFCB	0.176	01/24/17	119,993
10,275,000	i	FFCB	0.155	01/30/17	10,260
76,000,000	i	FFCB	0.199	03/02/17	76,000
50,000,000	i	FFCB	0.250	03/09/17	49,971
15,200,000	i	FFCB	0.250	04/10/17	15,202
105,000,000	i	FFCB	0.202	06/15/17	104,987
72,000,000	i	FFCB	0.187	07/17/17	71,991
404

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$50,000,000	i	FFCB	0.220%	08/04/17	$49,981
40,000,000	i	Federal Home Loan Bank (FHLB)	0.157	11/27/15	40,000
16,500,000	i	FHLB	0.162	01/30/17	16,493
60,000,000	i	FHLB	0.186	02/17/17	59,968
50,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.211	07/21/16	49,996
50,000,000	i	FHLMC	0.211	01/13/17	49,993
21,497,000	i	Federal National Mortgage Association (FNMA)	0.227	08/15/16	21,503
94,500,000	i	FNMA	0.219	08/16/17	94,482
17,378,000	i	General Electric Capital Corp	0.933	12/11/15	17,399
50,000,000	i	General Electric Capital Corp	0.264	12/29/15	50,000
50,000,000	i	Wells Fargo Bank NA	0.310	10/06/15	50,000
50,000,000	i	Wells Fargo Bank NA	0.290	11/20/15	50,001
50,000,000	i	Wells Fargo Bank NA	0.320	03/10/16	50,000
		TOTAL VARIABLE RATE SECURITIES			1,676,311

		TOTAL SHORT-TERM INVESTMENTS			11,517,455
		(Cost $11,517,455)
		TOTAL INVESTMENTS - 100.0%			11,517,455
		(Cost $11,517,455)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			3,970
		NET ASSETS - 100.0%			$11,521,425

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 9/30/2015, the aggregate value of these securities was $3,245,638,000, or 28.2% of net assets.

Cost amounts are in thousands.
405

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New accounting pronouncement: In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-07 Fair Value Measurement (Topic 820) Disclosures in Certain Entities That Calculate Net Asset Value per Share (the “Update”). The Update removes the requirement to categorize all investments for which the fair value is measured using the net asset value per share practical expedient from the fair value hierarchy. The Update also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The Update is effective for public business entities for fiscal years beginning December 15, 2015, and for interim periods within those fiscal years. The Accounts expect to adopt the Update for the December 31, 2015 annual report. Management is currently evaluating the impact of the Update’s adoption on the Accounts’ financial statements and notes disclosures.

New rule issuance: In July 2014, the Commission issued Final Rule Release No. 33-9616, Money Market Account Reform; Amendments to Form PF, which amends the rules governing money market accounts. The final amendments impose different implementation dates for the changes that certain money market accounts will need to make. Management has implemented changes that were effective in 2015 and will continue to evaluate the implications of these amendments and the impact of the Final Rule to the Account’s financial statements and related disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

406

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Prior to January 2, 2015, short-term investments with maturities of 60 days or less were valued at amortized cost. Short-term investments with maturities in excess of 60 days were valued in the same manner as debt securities. Effective January 2, 2015, all short-term investments are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2015, there were no material transfers between levels by the Accounts.

As of September 30, 2015, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

407

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

The following table summarizes the market value of the Accounts’ investments as of September 30, 2015, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Equity investments:
Consumer discretionary	$11,169,356	$4,830,818	$486	$16,000,660
Consumer staples	6,234,651	3,337,884	32	9,572,567
Energy	4,774,756	1,797,294	1	6,572,051
Financials	13,112,341	8,686,331	359	21,799,031
Health care	11,034,403	3,171,282	7,075	14,212,760
Industrials	7,849,012	4,075,917	13,999	11,938,928
Information technology	15,281,610	2,750,330	72	18,032,012
Materials	2,420,600	2,311,629	5,719	4,737,948
Telecommunication services	1,598,052	1,445,913	497	3,044,462
Utilities	2,299,612	1,002,692	14	3,302,318
Corporate bonds	-	589	460	1,049
Government bonds	-	301	-	301
Purchased options**	15	-	-	15
Written options**	(53)	-	-	(53)
Short-term investments	-	5,531,324	-	5,531,324
Futures**	(3,391)	-	-	(3,391)
Total	$75,770,964	$38,942,304	$28,714	$114,741,982
Global Equities
Equity investments:
Asia	$-	$1,449,051	$-	$1,449,051
Australasia	-	273,945	-	273,945
Europe	268,155	3,447,855	-	3,716,010
North America	10,161,658	554,278	-	10,715,936
All other equity investments*	83,229	1,397,719	4,690	1,485,638
Short-term investments	-	639,344	-	639,344
Futures**	(1,610)	-	-	(1,610)
Total	$10,511,432	$7,762,192	$4,690	$18,278,314
Growth
Equity investments:
Consumer discretionary	$4,798,519	$109,282	$-	$4,907,801
Consumer staples	1,392,139	72,473	-	1,464,612
Financials	1,284,336	9,489	-	1,293,825
Health care	3,372,294	49,527	-	3,421,821
Industrials	1,933,304	89,652	-	2,022,956
Information technology	6,283,536	38,775	-	6,322,311
Telecommunication services	187,169	13,790	-	200,959
All other equity investments*	788,929	-	-	788,929
Short-term investments	571,849	131,796	-	703,645
Futures**	(1,010)	-	-	(1,010)
Total	$20,611,065	$514,784	$-	$21,125,849

408

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Account	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Consumer staples	$1,343,170	$576	$-	$1,343,746
Health care	2,222,216	-	82	2,222,298
Industrials	1,645,524	13,131	-	1,658,655
Information technology	3,022,533	1,152	-	3,023,685
Telecommunication services	335,716	-	118	335,834
All other equity investments*	6,938,140	-	-	6,938,140
Short-term investments	624,287	-	-	624,287
Futures**	(7)	-	-	(7)
Total	$16,131,579	$14,859	$200	$16,146,638
Bond Market
Bank loan obligations	$-	$102,010	$-	$102,010
Corporate bonds	-	4,829,605	-	4,829,605
Government bonds	-	6,344,488	-	6,344,488
Structured assets	-	1,958,852	-	1,958,852
Preferred Stocks	9,712	-	-	9,712
Short-term investments	-	1,652,373	-	1,652,373
Total	$9,712	$14,887,328	$-	$14,897,040
Social Choice
Equity investments:
Consumer discretionary	$707,940	$313,508	$-	$1,021,448
Consumer staples	412,567	216,870	-	629,437
Energy	374,282	137,764	-	512,046
Financials	1,136,784	633,802	-	1,770,586
Health care	780,505	254,794	-	1,035,299
Industrials	540,743	290,000	-	830,743
Information technology	1,016,695	100,469	-	1,117,164
Materials	229,400	158,080	-	387,480
Telecommunication services	100,600	111,181	-	211,781
Utilities	185,975	91,714	-	277,689
Bank loan obligations	-	48,224	-	48,224
Corporate bonds	-	1,550,202	-	1,550,202
Government bonds	-	3,141,641	-	3,141,641
Structured assets	-	456,083	-	456,083
Short-term investments	-	959,272	-	959,272
Total	$5,485,491	$8,463,604	$-	$13,949,095

*	For detailed categories, see the accompanying Schedule of Investments.
**	Derivative instruments, excluding purchased options, are not reflected in the Schedules of Investments.
409

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At September 30, 2015, the Accounts held the following open futures contracts (dollar amounts are in thousands):

Account	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Stock	S&P 500 Index E-Mini	1,778	$169,684	December 2015	$(2,168)
	S&P Mid-Cap 400 E-Mini	153	20,852	December 2015	(546)
	Russell 2000 Mini Index	148	16,219	December 2015	(677)
Total		2,079	$206,755		$(3,391)
Global Equities	S&P 500 Index E-Mini	1,309	124,924	December 2015	(1,610)
Growth	S&P 500 Index E-Mini	900	85,892	December 2015	(1,010)
Equity Index	S&P 500 Index E-Mini	13	1,241	December 2015	-
	S&P Mid-Cap 400 E-Mini	2	272	December 2015	(2)
	Russell 2000 Mini Index	3	329	December 2015	(5)
Total		18	$1,842		$(7)

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Purchased options are included in the schedule of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets and price movements in underlying security values.

Purchased options outstanding as of September 30, 2015 were as follows (dollar amounts are in thousands):

	Number of contracts	Value
Stock Account
Apple, Inc, Put, 10/2/15 at $110	25	$3
Biogen, Inc, Call, 10/16/15 at $300	10	7
Exxon Mobil Corp, Put, 10/2/15 at $72	30	-
Pioneer Natural Resources Co, Call, 10/2/15 at $127	15	1
Pioneer Natural Resources Co, Call, 10/2/15 at $131	80	2
Pioneer Natural Resources Co, Put, 10/2/15 at $109	80	2
Total	240	$15
410

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Written options outstanding as of September 30, 2015 were as follows (dollar amounts are in thousands):

	Number of Contracts	Value
Stock Account
Amazon.com, Inc, Put, 10/2/15 at $400	5	$-
Apple, Inc, Put, 10/2/15 at $107	50	(2)
Avago Technologies Ltd, Call, 10/16/15 at $145	15	-
Biogen, Inc, Call, 10/2/15 at $300	50	(7)
Biogen, Inc, Call, 10/16/15 at $312.50	20	(6)
Biogen, Inc, Put, 10/2/15 at $230	10	-
Celgene Corp, Put, 10/2/15 at $99	20	-
Exxon Mobil Corp, Put, 10/2/15 at $70.50	60	-
Freescale Semiconductor Ltd, Call, 10/16/15 at $40	20	(1)
Google, Inc, Put, 10/9/15 at $500	5	-
Pioneer Natural Resources Co, Call, 10/2/15 at $130	95	(2)
Pioneer Natural Resources Co, Put, 10/2/15 at $110	80	(3)
Pioneer Natural Resources Co, Put, 10/2/15 at $115	15	(1)
Pioneer Natural Resources Co, Put, 12/18/15 at $120	10	(9)
Pioneer Natural Resources Co, Put, 12/18/15 at $130	15	(22)
Total	470	$(53)

Note 4—affiliated investments

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliate companies is as follows (dollar amounts are in thousands):

	Value at	Purchase	Sales	Realized	Dividend	Shares at		Value at
Issue	December 31, 2014	cost	proceeds	gain (loss)	income	September 30, 2015		September 30, 2015
Stock Account
Berry Plastics Group Inc	$226,929	$44,668	$59,298	$22,383	$-	6,899,604		$207,471
Papa Murphy’s Holdings Inc	11,747	192	6,699	2,712	-	-	**	-
	$238,676	$44,860	$65,997	$25,095	$-			$207,471
Growth Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$417,995	$439,577	$285,723	$-	$-	571,848,831		$571,849
Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$564,844	$236,486	$177,043	$-	$-	624,287,440		$624,287

** Not an affiliate investment as of September 30, 2015

411

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. As of September 30, 2015, securities lending transactions (with the exception of the CREF Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the CREF Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $241,241,000 of equity securities pledged as collateral and $119,440,000 of fixed income securities pledged as collateral. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed- upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

412

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Net unrealized appreciation (depreciation): At September 30, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (dollar amounts are in thousands):

Account	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Stock	$9,863,444	$(10,874,031)	$(1,010,587)
Global Equities	1,906,702	(1,473,941)	432,761
Growth	3,663,428	(806,823)	2,856,605
Equity Index	6,988,123	(750,539)	6,237,584
Bond Market	224,349	(172,561)	51,788
Inflation-Linked Bond	365,278	(161,341)	203,937
Social Choice	1,997,047	(512,062)	1,484,985
413

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: November 19, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 19, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and Executive Vice President
(principal executive officer)

Date: November 19, 2015	By:	/s/ Virginia M. Wilson
Virginia M. Wilson
Executive Vice President,
Chief Financial Officer and
Principal Accounting Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer